UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

MAY 31, 2015

Alternative Solutions

ALTS  Morningstar Alternatives Solution ETF

Specialty Equity

TOLZ  DJ Brookfield Global Infrastructure ETF

PEX  Global Listed Private Equity ETF

CSM  Large Cap Core Plus

Dividend Growers

NOBL  S&P 500 Dividend Aristocrats ETF

REGL  S&P MidCap 400 Dividend Aristocrats ETF

SMDV  Russell 2000 Dividend Growers ETF

EFAD  MSCI EAFE Dividend Growers ETF

Hedged Fixed Income

HYHG  High Yield–Interest Rate Hedged

IGHG  Investment Grade–Interest Rate Hedged

Global Fixed Income

COBO  USD Covered Bond

GGOV  German Sovereign/Sub-Sovereign ETF

EMSH  Short Term USD Emerging Markets Bond ETF

Hedge Strategies

HDG  Hedge Replication ETF

MRGR  Merger ETF

RALS  RAFI® Long/Short

Inflation

RINF  30 Year TIPS/TSY Spread

Credit

TYTE  CDS North American HY Credit ETF

WYDE  CDS Short North American HY Credit ETF

Geared

Short MarketCap

SH  Short S&P500®

PSQ  Short QQQ®

DOG  Short Dow30SM

MYY  Short MidCap400

RWM  Short Russell2000

SBB  Short SmallCap600

SDS  UltraShort S&P500®

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

MZZ  UltraShort MidCap400

TWM  UltraShort Russell2000

SDD  UltraShort SmallCap600

SPXU  UltraPro Short S&P500®

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short S&P Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

GDXS  UltraShort Gold Miners

GDJS  UltraShort Junior Miners

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

FINZ  UltraPro Short Financials

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 50

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort FTSE Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil Capped

FXP  UltraShort FTSE China 50

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico Capped IMI

Short Fixed Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Ultra MarketCap

SSO  Ultra S&P500®

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

MVV  Ultra MidCap400

UWM  Ultra Russell2000

SAA  Ultra SmallCap600

UPRO  UltraPro S&P500®

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

GDXX  Ultra Gold Miners

GDJJ  Ultra Junior Miners

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra S&P Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

FINU  UltraPro Financials

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra FTSE Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil Capped

XPP  Ultra FTSE China 50

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico Capped IMI

Ultra Fixed Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Management Discussion of Fund Performance
CXXIII	Expense Examples
1	Schedule of Portfolio Investments
2	Alternative Solutions
3	Specialty Equity
11	Dividend Growers
19	Hedged Fixed Income
29	Global Fixed Income
35	Hedge Strategies
45	Inflation
47	Credit
49	Geared
236	Statements of Assets and Liabilities
257	Statements of Operations
278	Statements of Changes in Net Assets
318	Financial Highlights
371	Notes to Financial Statements
415	Report of Independent Registered Public Accounting Firm
416	Board Approval of Investment Advisory Agreement
419	Federal Tax Information
420	Proxy Voting & Quarterly Portfolio Holdings Information
421	Trustees and Officers of ProShares Trust

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Annual Report for the 12 months ended May 31, 2015.

Stock markets mixed

Stock markets around the world posted mixed results for the 12-month period. U.S. markets enjoyed solid gains, but many foreign markets were up only slightly or down in U.S. dollar terms, mainly because of significant dollar appreciation during the year.

U.S. markets continued their steady rise, with the S&P 500® up 11.8%, the Dow® up 10.3%, the S&P MidCap 400® up 12.3% and the Russell 2000® Index up 11.3%. The economy continues to improve, despite a weak first quarter, and the job market is the strongest it has been since before the financial crisis. This has supported continued stock market strength in the United States.

Nine out of 10 Dow Jones U.S. Industry IndexesSM gained during the 12-month period. Health Care, Consumer Services and Technology led the pack, up 29.0%, 19.7%, and 18.3%, respectively, benefiting from the strong U.S. economy. Oil and Gas, on the other hand, declined 16.3% as a result of a sharp drop in oil prices.

Outside the United States, the MSCI All Country World Index ex-US declined 0.9% and the MSCI EAFE Index, which tracks developed markets outside North America, was down slightly at -0.5%. These results are somewhat misleading, however, as many markets had solid gains in local currency terms. European stocks were down 4.8%, as measured by the MSCI Europe Index, which is quoted in U.S. dollars. But in euro terms, European stocks enjoyed a solid rally, driven by the European Central Bank's stimulus program and signs the eurozone economy is turning the corner. Japanese stocks were up 16.0%, as measured by the MSCI Japan Index, but in yen terms, the gains were much greater. Stellar corporate earnings, helped by a weak yen and the Japanese central bank's monetary stimulus program, provided a huge lift for stocks, driving the Nikkei 225 Index to its highest level in 15 years. Emerging markets were flat at -0.0%, as measured by the MSCI Emerging Markets Index, though some local markets had solid performances benefiting from lower oil prices, the stimulus programs in Europe and Japan, and the U.S. Federal Reserve's delay in raising interest rates.

Bond markets soldier on

Bond markets had positive results for the 12-month period, with the Barclays U.S. Aggregate Bond Index up 3.0%. Treasurys posted strong returns, with the Ryan Labs Treasury 10 Year Index up 5.6% and the Ryan Labs Treasury 30 Year Index up 12.2%. Credit markets were somewhat weaker. Investment grade credit gained 2.9%, as measured by the Markit iBoxx $ Liquid Investment Grade Index, and high yield bonds were up 1.4%, as measured by the Markit iBoxx $ Liquid High Yield Index.

ProShares lineup expands

During the period, ProShares continued to expand its lineup of alternative ETFs. New funds include ETFs offering long and short "pure" exposure to high yield credit (TYTE and WYDE); ETFs focused on the companies with the longest track records of dividend growth of the MSCI EAFE Index (EFAD), the S&P MidCap 400 (REGL) and the Russell 2000 Index (SMDV); a diversified alternatives strategy ETF (ALTS); and ETFs offering 2x and -2x exposure to gold miners (GDXX, GDXS) and junior miners (GDJJ, GDJS). Then, in June, we launched currency hedged ETFs for Europe (HGEU) and Japan (HGJP), and six new geared ETFs offering exposure to the biotechnology (UBIO, ZBIO), homebuilding (HBU, HBZ), and oil and gas exploration and production sectors (UOP, SOP). To learn more, visit ProShares.com.

We appreciate your continued trust and confidence in ProShares.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

MANAGEMENT DISCUSSION
OF FUND PERFORMANCE

II :: MAY 31, 2015 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

Investment Strategies and Techniques:

One hundred and seven (107) ProShares exchange-traded funds ("ETFs") were in existence for the entire period covered by this annual report. Ten (10) ETFs were launched during this period (each ProShares ETF, a "Fund" and, collectively, the "Funds").

Certain Funds are designed to match, before fees and expenses, the performance of an underlying index1 both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds").2 Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds")3.

All other ProShares are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation, not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the Fund's stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund's index for that period. During periods of higher market volatility, the volatility of a Fund's index may affect the Fund's return as much as or more than the return of the index.

ProShare Advisors LLC ("PSA"), the Funds' investment adviser, uses a passive approach in seeking to achieve the investment objective of each Matching and Geared Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its index. For the Active Funds, ProShare Advisors uses its discretion to invest the assets of each Fund in the manner it believes is best suited to meet the Fund's investment objective.

For the Matching and Geared Funds, PSA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PSA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds, other than the ProShares Morningstar Alternatives Solution ETF (ALTS), ProShares DJ Brookfield Global Infrastructure ETF (TOLZ), ProShares Global Listed Private Equity (PEX), ProShares S&P 500 Aristocrats ETF (NOBL), ProShares S&P MidCap 400 Dividend Aristocrats ETF (REGL), ProShares Russell 2000 Dividend Growers ETF (SMDV), ProShares MSCI EAFE Dividend Growers ETF (EFAD),

ProShares USD Covered Bond (COBO), ProShares German Sovereign/Sub-Sovereign ETF (GGOV), and ProShares Short Term USD Emerging Markets Bond ETF (EMSH), make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, credit default swaps, futures contracts, forward contracts, and similar instruments ("derivatives"). Funds using these techniques are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PSA) and increased correlation risk (i.e., the Fund's ability to achieve a high degree of correlation with its index). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds seek to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives will have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Year Ended May 31, 20154:

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives held by the Funds, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by the Fund associated with cash and, in certain cases, derivative positions; stock dividends, premiums and bond yields paid or earned by the Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by the Funds and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and, in the case of the Geared Funds, the volatility of the Fund's index (and its impact on compounding).

•   Index Performance: The performance of each Fund's index (if applicable) and, in turn, the factors and market conditions affecting that index are principal factors driving Fund performance.5

•   Active Management: The ability of the Advisor to successfully invest the assets of each Active Fund such that the Active Fund meets its investment objective.

1  The term "index" as used herein includes the Merrill Lynch Factor Model-Exchange Series benchmark.

2  As of May 31, 2015, the Matching Funds are: ProShares Morningstar Alternatives Solution ETF (ALTS); ProShares DJ Brookfield Global Infrastructure ETF (TOLZ); ProShares Global Listed Private Equity ETF (PEX); ProShares Large Cap Core Plus (CSM); ProShares S&P 500 Dividend Aristocrats ETF (NOBL); ProShares S&P MidCap 400 Dividend Aristocrats ETF (REGL), ProShares Russell 2000 Dividend Growers ETF (SMDV); ProShares MSCI EAFE Dividend Growers ETF (EFAD); ProShares High Yield-Interest Rate Hedged (HYHG); ProShares Investment Grade-Interest Rate Hedged (IGHG); ProShares USD Covered Bond (COBO); ProShares German Sovereign/Sub-Sovereign ETF (GGOV); ProShares Short Term USD Emerging Markets Bond ETF (EMSH); ProShares Hedge Replication ETF (HDG); ProShares Merger ETF (MRGR); ProShares RAFI® Long/Short (RALS); and ProShares 30 Year TIPS/TSY Spread (RINF).

3  As of May 31, 2015, the Active Funds are ProShares CDS North American HY Credit ETF (TYTE) and ProShares CDS Short North American HY Credit ETF (WYDE).

4  Past performance is not a guarantee of future results.

5  Unlike the Funds, indexes that serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their Index. Performance of each Geared and Matching Fund will generally differ from the performance of the Fund's benchmark index.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MAY 31, 2015 :: III

•   Compounding of Daily Returns and Volatility: Each Geared Fund seeks to return a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of its index return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the index return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher index volatility, compounding will cause Fund performance for periods longer than a single day to be more or less than the multiple of the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility (particularly when combined with higher index returns), Fund returns over longer periods can be higher than the multiple of the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors:

a) period of time; b) financing rates associated with derivatives; c) other Fund expenses; d) dividends and interest paid with respect to the securities in the index, e) the index's volatility; and f) the index's performance. Longer holding periods, higher index volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund's performance. During periods of higher index volatility, the volatility of an index may affect a Fund's return as much as or more than the return of its index.

  Daily volatility for the U.S. equity markets increased slightly from a year ago. The volatility for the S&P 500 for the year ended May 31, 2015, was 11.8%, which was higher than the prior year's volatility of 11.2%. The volatility of each index utilized by a Geared Fund is shown below.

Underlying Index	One Year Index Volatility or Since Inception of the Funds*
MSCI Brazil 25/50 Index®	33.5%
Market Vectors Global Junior Gold Miners Index*	33.3%
NYSE Arca Gold Miners Index*	30.6%
NASDAQ Biotechnology Index®	22.4%
Dow Jones U.S. Oil & GasSM Index	21.4%
Dow Jones U.S. SemiconductorsSM Index	20.6%
FTSE China 50 Index®	19.7%
S&P Regional Banks Select Industry IndexSM	18.2%
MSCI Mexico IMI 25/50 Index®	16.8%
Dow Jones U.S. UtilitiesSM Index	15.6%
Russell 2000® Index	15.1%
Dow Jones U.S. Basic MaterialsSM Index	15.1%
MSCI Japan Index®	14.9%
Dow Jones U.S. TechnologySM Index	14.6%
Dow Jones U.S. Select TelecommunicationsSM Index	14.4%
S&P SmallCap 600®	14.3%
Dow Jones U.S. Health CareSM Index	14.3%
NASDAQ-100® Index	13.6%
FTSE Developed Europe Index®	13.4%
Dow Jones U.S. IndustrialsSM Index	13.3%
Dow Jones U.S. Real EstateSM Index	12.9%
Barclays U.S. 20+ Year Treasury Bond Index	12.9%
Russell 2000 Dividend Growth Index*	12.8%
Dow Jones U.S. FinancialsSM Index	12.4%
Dow Jones U.S. Consumer ServicesSM Index	12.3%
S&P MidCap 400®	12.3%
MSCI Pacific ex-Japan Index®	12.2%
Credit Suisse 130/30 Large Cap Index	11.9%
Dow Jones Industrial AverageSM	11.8%
S&P 500® Index	11.8%
MSCI EAFE Dividend Masters Index*	11.6%
MSCI Emerging Markets Index®	11.4%
S&P MidCap 400 Dividend Aristocrats Index*	11.0%
S&P 500® Dividend Aristocrats® Index	10.8%
Dow Jones U.S. Consumer GoodsSM Index	10.6%
LPX Direct Listed Private Equity Index	10.5%
MSCI EAFE Index®	10.4%
Dow Jones Brookfield Global Infrastructure Composite Index	9.9%
Markit iBoxx® EUR Germany Sovereign & Sub-Sovereign Liquid Index	8.7%

IV :: MAY 31, 2015 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

Underlying Index	One Year Index Volatility or Since Inception of the Funds*
Credit Suisse 30-Year Inflation Breakeven Index	7.3%
Citi High Yield (Treasury Rate-Hedged) Index	6.5%
Morningstar Diversified Alternatives Index*	6.0%
Barclays U.S. 7-10 Year Treasury Bond Index	5.5%
Markit CDX North American High Yield Index*	5.1%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	5.1%
Markit iBoxx® $ Liquid Investment Grade Index	4.9%
RAFI® U.S. Equity Long/Short Index	4.2%
Markit iBoxx® $ Liquid High Yield Index	4.0%
Merrill Lynch Factor Model® — Exchange Series	3.5%
S&P Merger Arbitrage Index	3.4%
DBIQ Short Duration Emerging Market Bond Index	3.4%
Barclays U.S. 3-7 Year Treasury Bond Index	3.2%
Citi Corporate Investment Grade (Treasury Rate-Hedged) Index	2.4%
Solactive® Diversified USD Covered Bond Index	1.5%

•  Financing Rates Associated with Derivatives: The performance of Funds that use derivatives was impacted by the related financing costs. Instruments such as futures carry implied financing costs. Forward and Swap financing rates are negotiated between the Funds and the counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate ("LIBOR") plus or minus a negotiated spread. The one-week LIBOR appreciated from 0.12% to 0.15% during the fiscal year. The one-month LIBOR also appreciated during the fiscal year from 0.15% to 0.18%. Each Fund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, each Fund with short/inverse derivative exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•  Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged long exposure was positively impacted by capturing the dividend, premium or income yield of the underlying assets to which they have exposure. The performance of Funds that provide inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend, premium or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and, with the exception of certain of the Matching and Active Funds, may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's portfolio to maintain exposure consistent with its investment objective, high levels of shareholder creation and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose indexes are more volatile, that seek to return a larger daily multiple of its index's return, that seek to return an inverse or inverse multiple of its index's return, that invest in foreign securities, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds...

•  Miscellaneous factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to its investment objective. Certain Geared or Matching Funds may obtain exposure to only a representative sample of the securities of their index and may not have investment exposure to all securities of the index or may have weightings that are different from that of its index. Certain Geared or Matching funds may also obtain exposure to securities not contained in the relevant Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the Index.

  In addition, certain Funds invested in swap agreements based on ETFs that are designed to track the performance of the Fund's benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund's benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund's benchmark.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MAY 31, 2015 :: V

ALTERNATIVE SOLUTIONS PROSHARES

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified Alternatives IndexSM (the "Index"). From inception on October 8, 2014 to May 31, 2015, the Fund had a total return of 1.62%1. For the same period, the Index had a total return of 1.75%2 and a volatility of 6.01%. For the period, the Fund had an average daily volume of 9,959 shares.

The Fund takes positions in exchange-traded funds ("ETFs") that should have similar return characteristics as the Index. The Index is designed to provide diversified exposure to alternative asset classes in order to enhance risk adjusted portfolio returns when combined with a range of traditional investments. It allocates among a comprehensive set of alternative ETFs, each of which is a ProShares ETF, that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge fund replication, private equity, infrastructure or inflation-related investments.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Morningstar Alternatives Solution ETF from October 8, 2014 to May 31, 2015, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/15

Since Inception (10/08/14)
ProShares Morningstar Alternatives Solution ETF	1.62%
Morningstar Diversified Alternatives Index	1.75%

Expense Ratios**

Fund	Gross	Net
ProShares Morningstar Alternatives Solution ETF	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 8, 2014. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Funds	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares Managed Futures Strategy ETF	26.8%
ProShares Hedge Replication ETF	21.1%
ProShares Merger ETF	16.2%
ProShares RAFI Long/Short	13.4%
ProShares DJ Brookfield Global Infrastructure ETF	12.2%

Morningstar Diversified Alternatives Index – Composition

Strategy	% of Index
Managed Futures	26.8%
Hedge Fund Replication	21.1%
Long/Short	16.2%
Market Neutral	13.4%
Infrastructure	12.2%
Private Equity	7.9%
Inflation	2.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VI :: ALTS MORNINGSTAR ALTERNATIVES SOLUTION ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

SPECIALTY EQUITY PROSHARES

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of 4.56%1. For the same period, the Index had a total return of 4.22%2 and a volatility of 9.88%. For the period, the Fund had an average daily volume of 6,102 shares.

The Fund takes positions in securities that should have similar return characteristics as the Index. The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares DJ Brookfield Global Infrastructure ETF from March 25, 2014 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (3/25/14)
ProShares DJ Brookfield Global Infrastructure ETF	4.56%	10.47%
Dow Jones Brookfield Global Infrastructure Composite Index	4.22%	10.38%

Expense Ratios**

Fund	Gross	Net
ProShares DJ Brookfield Global Infrastructure ETF	5.91%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Master Limited Partnerships	16%
Investment Companies	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
National Grid PLC	7.8%
Kinder Morgan, Inc.	4.5%
American Tower Corp.	3.9%
Enbridge, Inc.	3.7%
Crown Castle International Corp.	2.7%

Dow Jones Brookfield Global Infrastructure Composite Index – Composition

% of Index
Oil & Gas Storage & Transportation	31.1%
Electricity Transmission & Distribution	19.7%
Master Limited Partnerships (MLP)	16.3%
Communications	11.1%
Toll Roads	6.7%
Water	5.9%
Airports	4.1%
Diversified	3.2%
Ports	1.9%

Dow Jones Brookfield Global Infrastructure Composite Index – Country

% of Index
United States	48.8%
United Kingdom	11.8%
Canada	11.3%
Other	5.4%
Australia	4.6%
Spain	4.2%
Italy	3.5%
China	3.5%
France	2.5%
Luxembourg	2.3%
Japan	2.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: VII

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of 0.79%1. For the same period, the Index had a total return of 1.16%2 and a volatility of 10.47%. For the period, the Fund had an average daily volume of 4,074 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, published by LPX GmbH ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Global Listed Private Equity ETF from February 26, 2013 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (2/26/13)
ProShares Global Listed Private Equity ETF	0.79%	9.79%
LPX Direct Listed Private Equity Index	1.16%	10.59%

Expense Ratios**

Fund	Gross	Net
ProShares Global Listed Private Equity ETF	5.44%	3.10%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Investment Companies	6%
Master Limited Partnerships	1%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company		% of Net Assets
3	i Group PLC	11.2%
Ares Capital Corp.		9.5%
Onex Corp.		9.2%
American Capital Ltd.		7.1%
Wendel S.A.		6.7%

LPX Direct Listed Private Equity Index – Country

% of Index
United States	47.3%
United Kingdom	21.1%
France	14.2%
Greece	6.7%
South Africa	4.7%
Belgium	1.8%
Canada	1.4%
Switzerland	1.4%
Sweden	0.8%
Germany	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VIII :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of 10.27%1. For the same period, the Index had a total return of 10.93%2 and a volatility of 11.90%. For the period, the Fund had an average daily volume of 71,307 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should track the performance of the Index. The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

During the year ended May 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Large Cap Core Plus from July 13, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (7/13/09)
ProShares Large Cap Core Plus	10.27%	16.58%	18.34%
Credit Suisse 130/30 Large Cap Index	10.93%	17.58%	19.44%

Expense Ratios**

Fund	Gross	Net
ProShares Large Cap Core Plus	1.01%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements (Long)	36%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.7%
Microsoft Corp.	1.2%
Exxon Mobil Corp.	1.1%
Johnson & Johnson	1.0%
Gilead Sciences, Inc.	1.0%

Credit Suisse 130/30 Large Cap Index – Composition

% of Index
Financials	19.9%
Information Technology	16.6%
Consumer Discretionary	13.4%
Health Care	12.3%
Industrials	11.5%
Consumer Staples	7.8%
Energy	6.7%
Utilities	5.9%
Materials	4.8%
Telecommunication Services	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: LARGE CAP CORE PLUS CSM :: IX

DIVIDEND GROWERS PROSHARES

ProShares S&P 500 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of 12.39%1. For the same period, the Index had a total return of 12.74%2 and a volatility of 10.79%. For the period, the Fund had an average daily volume of 101,757 shares.

The Fund takes positions in equity securities that should track the performance of the Index. The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares S&P 500 Aristocrats ETF from October 9, 2013 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (10/09/13)
ProShares S&P 500 Dividend Aristocrats ETF	12.39%	16.79%
S&P 500 Dividend Aristocrats Index	12.74%	17.27%

Expense Ratios**

Fund	Gross	Net
ProShares S&P 500 Dividend Aristocrats ETF	0.70%	0.35%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Archer-Daniels-Midland Co.	2.1%
Leggett & Platt, Inc.	2.1%
Cintas Corp.	2.0%
Pentair PLC	2.0%
Hormel Foods Corp.	2.0%

S&P 500 Dividend Aristocrats Index – Composition

% of Index
Consumer Staples	25.2%
Industrials	15.8%
Health Care	13.4%
Financials	13.1%
Materials	11.6%
Consumer Discretionary	11.4%
Energy	3.7%
Telecommunication Services	2.0%
Information Technology	1.9%
Utilities	1.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

X :: NOBL S&P 500 DIVIDEND ARISTOCRATS ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares S&P MidCap 400 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). From inception on February 3, 2015 to May 31, 2015, the Fund had a total return of 1.07%1. For the same period, the Index had a total return of 1.20%2 and a volatility of 10.99%. For the period, the Fund had an average daily volume of 1,305 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P Mid¬Cap 400® Index and have increased dividend payments each year for at least 15 years. The Index includes all companies meeting these requirements with a minimum of 40 stocks, each of which is equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

As the ProShares S&P MidCap 400 Dividend Aristocrats ETF does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios*

Fund	Gross	Net
ProShares S&P MidCap 400 Dividend Aristocrats ETF	0.83%	0.40%

*Reflects the expense ratio as reported in the Prospectus dated February 2, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Telephone & Data Systems, Inc.	2.4%
CDK Global, Inc.	2.4%
A. O. Smith Corp.	2.4%
StanCorp Financial Group, Inc.	2.3%
UGI Corp.	2.3%

S&P MidCap 400 Dividend Aristocrats Index – Composition

% of Index
Financials	28.2%
Utilities	19.3%
Industrials	17.2%
Materials	13.4%
Consumer Discretionary	6.4%
Consumer Staples	6.3%
Information Technology	4.6%
Telecommunication Services	2.4%
Health Care	2.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF REGL :: XI

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the perfor¬mance of the Russell 2000 Dividend Growth Index (the "Index"). From inception on February 3, 2015 to May 31, 2015, the Fund had a total return of –1.09%1. For the same period, the Index had a total return of –0.97%2 and a volatility of 12.76%. For the period, the Fund had an average daily volume of 773 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by Russell Investments, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years, and are not in the bottom 20% of Russell 2000 Index liquidity based on 20 day average daily dollar trading volume. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

As the ProShares Russell 2000 Dividend Growers ETF does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios*

Fund	Gross	Net
ProShares Russell 2000 Dividend Growers ETF	0.82%	0.40%

*Reflects the expense ratio as reported in the Prospectus dated February 2, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
CARBO Ceramics, Inc.	2.4%
Stepan Co.	2.4%
Universal Corp.	2.1%
Andersons, Inc. (The)	2.1%
Badger Meter, Inc.	2.0%

Russell 2000 Dividend Growth Index – Composition

% of Index
Utilities	23.4%
Financials	21.3%
Industrials	18.9%
Consumer Staples	15.2%
Materials	6.0%
Information Technology	3.9%
Health Care	3.6%
Consumer Discretionary	3.5%
Energy	2.4%
Telecommunication Services	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XII :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). From inception on August 19, 2014 to May 31, 2015, the Fund had a total return of –0.79%1. For the same period, the Index had a total return of –0.20%2 and a volatility of 11.56%. For the period, the Fund had an average daily volume of 3,830 shares.

The Fund takes positions in equity securities that should have similar return characteristics as the Index. The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index ("MSCI EAFE") and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index weight, and no single country is allowed to comprise more than 50% of the Index weight.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares MSCI EAFE Dividend Growers ETF from August 19, 2014 to May 31, 2015, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/15

Since Inception (8/19/14)
ProShares MSCI EAFE Dividend Growers ETF	-0.79%
MSCI EAFE Dividend Masters Index	-0.20%

Expense Ratios**

Fund	Gross	Net
ProShares MSCI EAFE Dividend Growers ETF	0.94%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Chocoladefabriken Lindt & Sprungli AG	2.1%
Cochlear Ltd.	2.1%
Shimamura Co. Ltd.	2.1%
Shire PLC	2.0%
Roche Holding AG	2.0%

MSCI EAFE Dividend Master Index – Composition

% of Index
Health Care	21.9%
Industrials	18.8%
Consumer Staples	16.5%
Consumer Discretionary	14.0%
Utilities	7.6%
Materials	7.4%
Energy	6.1%
Financials	5.7%
Information Technology	2.0%

MSCI EAFE Dividend Master Index – Country

% of Index
United Kingdom	48.4%
Switzerland	9.6%
Japan	8.0%
Denmark	6.1%
Spain	5.4%
Australia	5.3%
Germany	4.0%
Israel	2.0%
Ireland	2.0%
Others	9.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: XIII

HEDGED FIXED INCOME PROSHARES

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of –2.58%1. For the same period, the Index had a total return of –1.37%2 and a volatility of 6.52%. For the period, the Fund had an average daily volume of 20,025 shares.

The Fund takes positions in debt securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is comprised of (a) long positions in USD-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed-rate (including callable bonds); have a maximum rating of Ba1/BB+ by either Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Financial Services, LLC ("S&P"); and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria.

During the year ended May 31, 2015, the Fund invested in futures contracts as a substitute for taking short positions in Treasury Securities. These derivatives generally tracked the performance of their underlying index.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares High Yield-Interest Rate Hedged from May 21, 2013 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (5/21/13)
ProShares High Yield-Interest Rate Hedged	-2.58%	0.74%
Citi High Yield (Treasury Rate-Hedged) Index	-1.37%	1.89%

Expense Ratios**

Fund	Gross	Net
ProShares High Yield-Interest Rate Hedged	0.98%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	96%
U.S. Treasury Notes Futures Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
HJ Heinz Co., 4.25%, due 10/15/20	1.7%
Avaya, Inc., 10.50%, due 03/01/21	1.5%
Micron Technology, Inc., 5.50%, due 02/01/25	1.4%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, due 10/15/21	1.3%
Sprint Corp., 7.88%, due 09/15/23	1.3%

Citi High Yield (Treasury Rate-Hedged) Index – High Yield Bond Composition

% of High Yield Bonds
Industrials	84.6%
Utilities	8.9%
Financials	6.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XIV :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of –2.38%1. For the same period, the Index had a total return of –2.08%2 and a volatility of 2.38%. For the period, the Fund had an average daily volume of 17,407 shares.

The Fund takes positions in debt securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment grade bonds.

During the year ended May 31, 2015, the Fund invested in futures contracts as a substitute for taking short positions in Treasury Securities. These derivatives generally tracked the performance of their underlying index.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Investment Grade-Interest Rate Hedged from November 5, 2013 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (11/05/13)
ProShares Investment Grade-Interest Rate Hedged	-2.38%	0.50%
Citi Corporate Investment Grade (Treasury Rate-Hedged) Index	-2.08%	1.19%

Expense Ratios**

Fund	Gross	Net
ProShares Investment Grade-Interest Rate Hedged	0.89%	0.30%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	97%
Futures Contracts	(87%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Citigroup, Inc., 3.88%, due 10/25/23	1.6%
Morgan Stanley, 5.00%, due 11/24/25	1.6%
General Electric Capital Corp., 6.88%, due 01/10/39	1.5%
Goldman Sachs Group, Inc. (The), 6.13%, due 02/15/33	1.4%
JPMorgan Chase & Co., 4.50%, due 01/24/22	1.3%

Citi Corporate Investment Grade (Treasury Rate-Hedged) Index – Composition

% of High Yield Bond
Industrials	57.8%
Financials	32.9%
Utilities	9.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: XV

GLOBAL FIXED INCOME PROSHARES

ProShares USD Covered Bond (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive® Diversified USD Covered Bond Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of 1.06%1. For the same period, the Index had a total return of 1.50%2 and a volatility of 1.49%. For the period, the Fund had an average daily volume of 398 shares.

The Fund takes positions in debt securities that should have similar return characteristics as the Index. The Index, published by Solactive AG, seeks to track the performance of U.S. dollar-denominated Covered Bonds that are generally rated "AAA" (or its equivalent). Specifically, the Index aims to include the universe of U.S. dollar-denominated fixed-rate Covered Bonds that conform to the eligibility criteria for the Index. The Covered Bonds must be denominated in USD, have a fixed-rate coupon, have at least 18 months to maturity, have USD 1 billion or more of outstanding face amount and a minimum denomination no greater than $250,000, be either registered with the Securities and Exchange Commission or eligible for resale under Rule 144A under the Securities Act of 1933, and satisfy the liquidity criteria applicable to the Index.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares USD Covered Bond from May 21, 2012 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (5/21/12)
ProShares USD Covered Bond	1.06%	1.55%
Solactive Diversified USD Covered Bond Index	1.50%	2.01%

Expense Ratios**

Fund	Gross	Net
ProShares USD Covered Bond	2.57%	0.35%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Westpac Banking Corp., 1.85%, due 11/26/18	6.7%
Royal Bank of Canada, 2.00%, due 10/01/18	5.1%
Stadshypotek AB, 1.25%, due 05/23/18	4.8%
SpareBank 1 Boligkreditt AS, 1.25%, due 05/02/18	4.8%
ING Bank N.V., 2.63%, due 12/05/22	4.6%

Solactive Diversified USD Covered Bond Index – Country

% of Index
Canada	32.8%
Australia	30.7%
Sweden	11.0%
United Kingdom	9.1%
Norway	8.0%
Switzerland	3.1%
Netherlands	2.3%
Germany	1.5%
France	1.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the net asset value ("NAV") of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVI :: COBO USD COVERED BOND :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares German Sovereign/Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of –16.47%1. For the same period, the Index had a total return of –16.15%2 and a volatility of 8.72%. For the period, the Fund had an average daily volume of 4,078 shares.

The Fund takes positions in debt securities that should have similar return characteristics as the Index. The Index, published by Markit Group Limited, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers. Qualifying constituents must be rated "Investment Grade" or higher (based on an average of ratings issued by Moody's Investor Services, Inc., Standard & Poor's Ratings Services and/or Fitch, Inc., have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least 18 months at the time the Index is rebalanced.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares German Sovereign/Sub-Sovereign ETF from January 24, 2012 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (1/24/12)
ProShares German Sovereign/Sub-Sovereign ETF	-16.47%	-2.09%
Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index	-16.15%	-1.49%

Expense Ratios**

Fund	Gross	Net
ProShares German Sovereign/Sub-Sovereign ETF	4.10%	0.45%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
KFW, 1.63%, due 01/15/21	5.1%
Bundesrepublik Deutschland, 3.00%, due 07/04/20	4.9%
KFW, 1.13%, due 10/16/18	4.9%
Bundesrepublik Deutschland, 1.75%, due 07/04/22	4.8%
Bundesrepublik Deutschland, 3.75%, due 01/04/19	4.8%

Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index – Composition

% of Index
Sub-Sovereigns	76.1%
Sovereigns	23.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: GERMAN SOVEREIGN/SUB-SOVEREIGN ETF GGOV :: XVII

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of –1.59%1. For the same period, the Index had a total return of –1.93%2 and a volatility of 3.39%. For the period, the Fund had an average daily volume of 798 shares.

The Fund takes positions in debt securities that should have similar return characteristics as the Index. The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Term USD Emerging Markets Bond ETF from November 19, 2013 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (11/19/13)
ProShares Short Term USD Emerging Markets Bond ETF	-1.59%	1.42%
DBIQ Short Duration Emerging Market Bond Index	-1.93%	1.38%

Expense Ratios**

Fund	Gross	Net
ProShares Short Term USD Emerging Markets Bond ETF	1.77%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	97%
Total Exposure	97%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Perusahaan Penerbit SBSN Indonesia III, 6.13%, due 03/15/19	4.4%
Qatar Government International Bond, 6.55%, due 04/09/19	3.5%
Hrvatska Elektroprivreda, 6.00%, due 11/09/17	3.4%
South Africa Government International Bond, 6.88%, due 05/27/19	3.0%
Petroleos Mexicanos, 5.75%, due 03/01/18	2.9%

DBIQ Short Duration Emerging Market Bond Index – Country

% of Index
Others	30.7%
Russian Federation	10.0%
Indonesia	9.4%
Brazil	9.3%
Mexico	9.2%
Turkey	9.2%
Qatar	9.1%
Venezuela, Bolivarian Republic of	4.7%
Ukraine	4.5%
Poland	3.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVIII :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

HEDGE STRATEGIES PROSHARES

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). For the year ended May 31, 2015, the Fund had a total return of 3.28%1. For the same period, the Benchmark had a total return of 4.31%2 and a volatility of 3.53%. For the period, the Fund had an average daily volume of 5,705 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Benchmark. The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in or taking short positions in the Factors of the Benchmark. These derivatives generally tracked the performance of the underlying benchmark and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Hedge Replication ETF from July 12, 2011 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (7/12/11)
ProShares Hedge Replication ETF	3.28%	2.12%
Merrill Lynch Factor Model — Exchange Series Benchmark	4.31%	3.09%

Expense Ratios**

Fund	Gross	Net
ProShares Hedge Replication ETF	1.68%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	18%
U.S. Treasury Bill	63%
Swap Agreements (Long)	18%
Short Euro Futures Contracts	(10%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.6%
Microsoft Corp.	0.3%
Exxon Mobil Corp.	0.3%
Johnson & Johnson	0.2%
General Electric Co.	0.2%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
On-The-Run T-Bill	59.2%
MSCI EAFE® US Dollar Net Total Return Index	15.6%
S&P 500® Total Return Index	14.2%
Russell 2000® Total Return Index	5.4%
ProShares UltraShort Euro ETF	5.1%
MSCI Emerging Markets Free US Dollar Net Total Return Index	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Benchmark. The impact of transaction costs and the deduction of expenses associated with an exchange-traded fund such as investment management and accounting fees are not reflected in the Benchmark calculation. It is not possible to invest directly in the Benchmark.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: HEDGE REPLICATION ETF HDG :: XIX

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of –0.63%1. For the same period, the Index had a total return of 0.80%2 and a volatility of 3.44%. For the period, the Fund had an average daily volume of 1,857 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and/or other corporate reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

During the year ended May 31, 2015, the Fund invested in swap agreements and forward currency contracts as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Merger ETF from December 11, 2012 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (12/11/12)
ProShares Merger ETF	-0.63%	-2.26%
S&P Merger Arbitrage Index	0.80%	-0.74%

Expense Ratios**

Fund	Gross	Net
ProShares Merger ETF	4.52%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Master Limited Partnerships	2%
U.S. Treasury Bill	—
Swap Agreements (Long)	24%
Swap Agreements (Short)	(38%)
Forward Currency Contracts	(23%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Lorillard, Inc.	3.0%
Integrated Silicon Solution, Inc.	2.6%
Susquehanna Bancshares, Inc.	2.5%
Family Dollar Stores, Inc.	2.5%
Sigma-Aldrich Corp.	2.5%

Regional Exposure

% of Index
United States	74.1%
United Kingdom	13.8%
Australia	3.8%
Netherlands	3.4%
Portugal	3.4%
France	3.3%
Canada	1.6%
Finland	(3.4%)

S&P Merger Arbitrage Index – Composition

% of Index
Financials	16.0%
Cash	14.2%
Information Technology	13.1%
Health Care	12.5%
Energy	12.2%
Materials	10.5%
Consumer Discretionary	8.6%
Industrials	6.8%
Consumer Staples	4.4%
Utilities	1.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XX :: MRGR MERGER ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the RAFI® US Equity Long/Short Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of –2.86%1. For the same period, the Index had a total return of –1.92%2 and a volatility of 4.24%. For the period, the Fund had an average daily volume of 13,080 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index seeks to utilize the Research Affiliates Fundamental Index (RAFI®) weighting methodology to identify opportunities which are implemented through both long and short securities positions. The Index compares RAFI® constituent weightings to market capitalization (CAP) weights for a selection of U.S. domiciled publicly traded companies listed on major exchanges. The Index takes long positions in securities with larger RAFI® weights relative to their CAP weights. Short positions are taken in securities with smaller RAFI® weights relative to their CAP weights. The Index is rebalanced monthly such that it has equal dollar investments in both long and short positions and is reconstituted annually at which time new long and short positions are selected and weighted. Sector neutrality is also achieved during the annual reconstitution. The Index at any time may have significant positive or negative correlations with long-only market capitalization-weighted indexes.

During the year ended May 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the securities of the Index. These derivatives generally tracked the performance of the underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares RAFI® Long/Short from December 2, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (12/02/10)
ProShares RAFI® Long/Short	-2.86%	1.66%
RAFI US Equity Long/Short Index	-1.92%	2.91%

Expense Ratios**

Fund	Gross	Net
ProShares RAFI® Long/Short	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements (Long)	1%
Swap Agreements (Short)	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	2.2%
Chevron Corp.	1.6%
JPMorgan Chase & Co.	1.4%
General Electric Co.	1.3%
Citigroup, Inc.	1.3%

RAFI US Equity Long/Short Index – Composition

% of Index
Financials	20.8%
Information Technology	15.0%
Consumer Discretionary	13.2%
Energy	11.7%
Health Care	10.8%
Industrials	10.1%
Consumer Staples	6.2%
Utilities	5.2%
Materials	4.0%
Telecommunication Services	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: RAFI® LONG/SHORT RALS :: XXI

INFLATION PROSHARES

ProShares 30 Year TIPS/TSY Spread (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). For the year ended May 31, 2015, the Fund had a total return of –12.49%1. For the same period, the Index had a total return of –11.35%2 and a volatility of 7.31%. For the period, the Fund had an average daily volume of 5,533 shares.

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the Index. The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a breakeven rate of inflation ("BEI"). The 30-year BEI is considered to be a measure of the market's expectations for inflation over the next thirty years.

During the year ended May 31, 2015, the Fund invested in swap agreements as a substitute for investing directly in or taking short positions in the fixed income securities underlying the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares 30 Year TIPS/TSY Spread from January 10, 2012 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (1/10/12)
ProShares 30 Year TIPS/TSY Spread	-12.49%	-6.23%
Credit Suisse 30-Year Inflation Breakeven Index	-11.35%	-5.01%

Expense Ratios**

Fund	Gross	Net
ProShares 30 Year TIPS/TSY Spread	4.34%	0.75%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	91%
Swap Agreements (Long)	9%
Swap Agreements (Short)	(130%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 30-Year Inflation Breakeven Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(130.2%)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXII :: RINF 30 YEAR TIPS/TSY SPREAD :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

CREDIT PROSHARES

ProShares CDS North American HY Credit ETF (the "Fund") seeks to provide long exposure to the credit of North American high yield debt issuers. This actively managed Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers. From inception on August 5, 2014 to May 31, 2015, the Fund had a total return of 3.59%1. For the same period, the Markit CDX North American High Yield Index had a total return of 1.86%2 and a volatility of 5.11%. For the period, the Fund had an average daily volume of 950 shares.

The Fund takes positions in centrally cleared, index-based credit default swaps ("CDS") that, in combination, should have economic characteristics that correlate to the North American high yield credit market. The Fund sought greater relative liquidity by only holding the most recent on-the-run (most recently issued series) and the first off-the-run (second most recently issued series) of high yield CDS.

During the period, credit spreads (i.e., the level of additional yield that is paid on corporate bonds as compared to Treasury securities) widened from 4.04% at the start of the period to a high point of 5.52% in December, before tightening through the end of the year to end at 4.33%. The Fund benefitted from this tightening during the latter part of the period and was negatively impacted by two credit events — the bankruptcies of Radio Shack and Caesars, that occurred during the period.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares CDS North American High Yield ETF from August 5, 2014 to May 31, 2015, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/15

Since Inception (8/05/14)
ProShares CDS North American HY Credit ETF	3.59%
Markit CDX North American High Yield Index	1.86%

Expense Ratios**

Fund	Gross	Net
ProShares CDS North American HY Credit ETF	1.04%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Agreements	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Market Exposure (CDS)
Consumer, Cyclical	28.2%
Consumer, Non-cyclical	15.8%
Communications	14.0%
Financial	12.9%
Industrial	8.0%
Technology	7.2%
Basic Materials	5.0%
Energy	5.0%
Utilities	3.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The swap Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: CDS NORTH AMERICAN HY CREDIT ETF TYTE :: XXIII

ProShares CDS Short North American HY Credit ETF (the "Fund") seeks to provide inverse exposure to the credit of North American high yield debt issuers. This actively managed Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers. From inception on August 5, 2014 to May 31, 2015, the Fund had a total return of –4.42%1. For the same period, the Markit CDX North American High Yield Index had a total return of 1.86%2 and a volatility of 5.11%. For the period, the Fund had an average daily volume of 3,536 shares.

The Fund takes positions in centrally cleared, index-based credit default swaps ("CDS") that, in combination, should have economic characteristics that correlate to the inverse of North American high yield credit market. The Fund sought greater relative liquidity by only holding the most recent on-the-run (most recently issued series) and the first off-the-run (second most recently issued series) of high yield CDS.

During the period, credit spreads (i.e., the level of additional yield that is paid on corporate bonds as compared to Treasury securities) widened from 4.04% at the start of the period to a high point of 5.52% in December, before tightening through the end of the year to end at 4.33%. The Fund was negatively impacted by this tightening during the latter part of the period and benefitted from two credit events — the bankruptcies of Radio Shack and Caesars, that occurred during the period.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares CDS Short North American High Yield ETF from August 5, 2014 to May 31, 2015, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/15

Since Inception (8/05/14)
ProShares CDS Short North American HY Credit ETF	-4.42%
Markit CDX North American High Yield Index	1.86%

Expense Ratios**

Fund	Gross	Net
ProShares CDS Short North American HY Credit ETF	1.04%	0.50%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Agreements	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Market Exposure (CDS)
Consumer, Cyclical	28.2%
Consumer, Non-cyclical	15.8%
Communications	14.0%
Financial	12.9%
Industrial	8.0%
Technology	7.2%
Basic Materials	5.0%
Energy	5.0%
Utilities	3.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The swap Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXIV :: WYDE CDS SHORT NORTH AMERICAN HY CREDIT ETF :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

GEARED PROSHARES

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –12.28%1. For the same period, the Index had a total return of 11.81%2 and a volatility of 11.77%. For the period, the Fund had an average daily volume of 3,564,784 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short S&P500® from June 19, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/19/06)
ProShares Short S&P500®	-12.28%	-16.76%	-10.51%
S&P 500	11.81%	16.52%	8.39%

Expense Ratios**

Fund	Gross	Net
ProShares Short S&P500®	0.89%	0.89%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(83%)
Futures Contracts	(17%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.1%
Financials	16.2%
Health Care	15.1%
Consumer Discretionary	12.5%
Industrials	10.2%
Consumer Staples	9.5%
Energy	7.9%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT S&P500® SH :: XXV

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015 the Fund had a total return of –20.12%1. For the same period, the Index had a total return of 22.08%2 and a volatility of 13.64%. For the period, the Fund had an average daily volume of 315,743 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short QQQ® from June 19, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/19/06)
ProShares Short QQQ®	-20.12%	-20.31%	-15.43%
NASDAQ-100 Index	22.08%	20.85%	13.71%

Expense Ratios**

Fund	Gross	Net
ProShares Short QQQ®	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(88%)
Futures Contracts	(12%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.4%
Consumer Discretionary	19.2%
Health Care	15.0%
Consumer Staples	6.3%
Industrials	2.0%
Telecommunication Services	0.8%
Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVI :: PSQ SHORT QQQ® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –11.08%1. For the same period, the Index had a total return of 10.28%2 and a volatility of 11.82%. For the period, the Fund had an average daily volume of 496,883 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Dow30SM from June 19, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/19/06)
ProShares Short Dow30SM	-11.08%	-15.47%	-10.10%
Dow Jones Industrial Average	10.28%	15.07%	8.54%

Expense Ratios**

Fund	Gross	Net
ProShares Short Dow30SM	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(88%)
Futures Contracts	(12%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	19.6%
Information Technology	17.8%
Financials	16.8%
Consumer Discretionary	15.5%
Health Care	11.7%
Consumer Staples	7.2%
Energy	7.0%
Materials	2.6%
Telecommunication Services	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT DOW30SM DOG :: XXVII

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –13.05%1. For the same period, the Index had a total return of 12.28%2 and a volatility of 12.25%. For the period, the Fund had an average daily volume of 139,330 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MidCap400 from June 19, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/19/06)
ProShares Short MidCap400	-13.05%	-17.81%	-13.33%
S&P MidCap 400	12.28%	16.53%	10.21%

Expense Ratios**

Fund	Gross	Net
ProShares Short MidCap400	1.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(80%)
Futures Contracts	(20%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	23.6%
Information Technology	17.4%
Industrials	15.6%
Consumer Discretionary	13.9%
Health Care	8.8%
Materials	7.5%
Utilities	4.6%
Energy	4.5%
Consumer Staples	3.9%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVIII :: MYY SHORT MIDCAP400 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –13.40%1. For the same period, the Index had a total return of 11.32%2 and a volatility of 15.12%. For the period, the Fund had an average daily volume of 413,327 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Russell2000 from January 23, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/23/07)
ProShares Short Russell2000	-13.40%	-18.31%	-13.73%
Russell 2000 Index	11.32%	15.02%	7.14%

Expense Ratios**

Fund	Gross	Net
ProShares Short Russell2000	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(89%)
Futures Contracts	(11%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	23.5%
Information Technology	18.2%
Health Care	16.3%
Consumer Discretionary	13.7%
Industrials	13.2%
Materials	4.3%
Energy	3.5%
Utilities	3.5%
Consumer Staples	3.1%
Telecommunication Services	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT RUSSELL2000 RWM :: XXIX

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –12.44%1. For the same period, the Index had a total return of 10.62%2 and a volatility of 14.33%. For the period, the Fund had an average daily volume of 2,998 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short SmallCap600 from January 23, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/23/07)
ProShares Short SmallCap600	-12.44%	-18.73%	-13.77%
S&P SmallCap 600	10.62%	16.46%	8.47%

Expense Ratios**

Fund	Gross	Net
ProShares Short SmallCap600	1.34%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	23.0%
Information Technology	16.6%
Industrials	16.1%
Consumer Discretionary	15.1%
Health Care	12.9%
Materials	5.3%
Utilities	3.7%
Energy	3.4%
Consumer Staples	3.2%
Telecommunication Services	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXX :: SBB SHORT SMALLCAP600 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –23.44%1. For the same period, the Index had a total return of 11.81%2 and a volatility of 11.77%. For the period, the Fund had an average daily volume of 8,314,778 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort S&P500® from July 11, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort S&P500®	-23.44%	-31.80%	-23.48%
S&P 500	11.81%	16.52%	8.12%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort S&P500®	0.89%	0.89%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(180%)
Futures Contracts	(20%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.1%
Financials	16.2%
Health Care	15.1%
Consumer Discretionary	12.5%
Industrials	10.2%
Consumer Staples	9.5%
Energy	7.9%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT S&P500® SDS :: XXXI

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –36.75%1. For the same period, the Index had a total return of 22.08%2 and a volatility of 13.64%. For the period, the Fund had an average daily volume of 2,974,554 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort QQQ® from July 11, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort QQQ®	-36.75%	-37.77%	-32.69%
NASDAQ-100 Index	22.08%	20.85%	13.94%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort QQQ®	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(179%)
Futures Contracts	(21%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.4%
Consumer Discretionary	19.2%
Health Care	15.0%
Consumer Staples	6.3%
Industrials	2.0%
Telecommunication Services	0.8%
Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXII :: QID ULTRASHORT QQQ® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –21.33%1. For the same period, the Index had a total return of 10.28%2 and a volatility of 11.82%. For the period, the Fund had an average daily volume of 996,127 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Dow30SM from July 11, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort Dow30SM	-21.33%	-29.46%	-22.45%
Dow Jones Industrial Average	10.28%	15.07%	8.38%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Dow30SM	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(183%)
Futures Contracts	(17%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	19.6%
Information Technology	17.8%
Financials	16.8%
Consumer Discretionary	15.5%
Health Care	11.7%
Consumer Staples	7.2%
Energy	7.0%
Materials	2.6%
Telecommunication Services	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT DOW30SM DXD :: XXXIII

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –24.85%1. For the same period, the Index had a total return of 12.28%2 and a volatility of 12.25%. For the period, the Fund had an average daily volume of 12,106 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MidCap400 from July 11, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (7/11/06)
ProShares UltraShort MidCap400	-24.85%	-34.17%	-28.97%
S&P MidCap 400	12.28%	16.53%	9.83%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MidCap400	1.56%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(184%)
Futures Contracts	(16%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	23.6%
Information Technology	17.4%
Industrials	15.6%
Consumer Discretionary	13.9%
Health Care	8.8%
Materials	7.5%
Utilities	4.6%
Energy	4.5%
Consumer Staples	3.9%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXIV :: MZZ ULTRASHORT MIDCAP400 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –25.91%1. For the same period, the Index had a total return of 11.32%2 and a volatility of 15.12%. For the period, the Fund had an average daily volume of 1,594,907 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 from January 23, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort Russell2000	-25.91%	-35.82%	-31.19%
Russell 2000 Index	11.32%	15.02%	7.14%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Russell2000	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(185%)
Futures Contracts	(15%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	23.5%
Information Technology	18.2%
Health Care	16.3%
Consumer Discretionary	13.7%
Industrials	13.2%
Materials	4.3%
Energy	3.5%
Utilities	3.5%
Consumer Staples	3.1%
Telecommunication Services	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT RUSSELL2000 TWM :: XXXV

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –24.27%1. For the same period, the Index had a total return of 10.62%2 and a volatility of 14.33%. For the period, the Fund had an average daily volume of 1,086 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use.The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort SmallCap600 from January 23, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/23/07)
ProShares UltraShort SmallCap600	-24.27%	-36.33%	-30.73%
S&P SmallCap 600	10.62%	16.46%	8.47%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort SmallCap600	2.33%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	23.0%
Information Technology	16.6%
Industrials	16.1%
Consumer Discretionary	15.1%
Health Care	12.9%
Materials	5.3%
Utilities	3.7%
Energy	3.4%
Consumer Staples	3.2%
Telecommunication Services	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVI :: SDD ULTRASHORT SMALLCAP600 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –34.15%1. For the same period, the Index had a total return of 11.81%2 and a volatility of 11.77%. For the period, the Fund had an average daily volume of 4,062,282 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short S&P500® from June 23, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/23/09)
ProShares UltraPro Short S&P500®	-34.15%	-45.48%	-47.90%
S&P 500	11.81%	16.52%	17.98%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short S&P500®	0.92%	0.92%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(278%)
Futures Contracts	(22%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.1%
Financials	16.2%
Health Care	15.1%
Consumer Discretionary	12.5%
Industrials	10.2%
Consumer Staples	9.5%
Energy	7.9%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT S&P500® SPXU :: XXXVII

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –50.89%1. For the same period, the Index had a total return of 22.08%2 and a volatility of 13.64%. For the period, the Fund had an average daily volume of 4,311,356 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.
Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short QQQ® from February 9, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Short QQQ®	-50.89%	-52.77%	-53.03%
NASDAQ-100 Index	22.08%	20.85%	20.88%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short QQQ®	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(278%)
Futures Contracts	(22%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.4%
Consumer Discretionary	19.2%
Health Care	15.0%
Consumer Staples	6.3%
Industrials	2.0%
Telecommunication Services	0.8%
Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVIII :: SQQQ ULTRAPRO SHORT QQQ® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –31.42%1. For the same period, the Index had a total return of 10.28%2 and a volatility of 11.82%. For the period, the Fund had an average daily volume of 1,049,194 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Dow30SM from February 9, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Short Dow30SM	-31.42%	-42.20%	-41.55%
Dow Jones Industrial Average	10.28%	15.07%	14.53%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Dow30SM	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(281%)
Futures Contracts	(19%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	19.6%
Information Technology	17.8%
Financials	16.8%
Consumer Discretionary	15.5%
Health Care	11.7%
Consumer Staples	7.2%
Energy	7.0%
Materials	2.6%
Telecommunication Services	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT DOW30SM SDOW :: XXXIX

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –36.29%1. For the same period, the Index had a total return of 12.28%2 and a volatility of 12.25%. For the period, the Fund had an average daily volume of 15,160 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short MidCap400 from February 9, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Short MidCap400	-36.29%	-49.15%	-50.65%
S&P MidCap 400	12.28%	16.53%	17.49%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short MidCap400	2.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(279%)
Futures Contracts	(21%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	23.6%
Information Technology	17.4%
Industrials	15.6%
Consumer Discretionary	13.9%
Health Care	8.8%
Materials	7.5%
Utilities	4.6%
Energy	4.5%
Consumer Staples	3.9%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XL :: SMDD ULTRAPRO SHORT MIDCAP400 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –38.30%1. For the same period, the Index had a total return of 11.32%2 and a volatility of 15.12%. For the period, the Fund had an average daily volume of 851,817 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Russell2000 from February 9, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Short Russell2000	-38.30%	-51.90%	-54.05%
Russell 2000 Index	11.32%	15.02%	16.51%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Russell2000	1.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(283%)
Futures Contracts	(17%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	23.5%
Information Technology	18.2%
Health Care	16.3%
Consumer Discretionary	13.7%
Industrials	13.2%
Materials	4.3%
Energy	3.5%
Utilities	3.5%
Consumer Staples	3.1%
Telecommunication Services	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO SHORT RUSSELL2000 SRTY :: XLI

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –3.19%1. For the same period, the Index had a total return of 0.04%2 and a volatility of 15.07%. For the period, the Fund had an average daily volume of 4,046 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Basic Materials from March 16, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (3/16/10)
ProShares Short Basic Materials	-3.19%	-14.41%	-12.77%
Dow Jones U.S. Basic Materials Index	0.04%	10.20%	7.92%

Expense Ratios**

Fund	Gross	Net
ProShares Short Basic Materials	4.33%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	78.8%
Metals & Mining	15.3%
Paper & Forest Products	4.4%
Oil, Gas & Consumable Fuels	1.1%
Electrical Equipment	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLII :: SBM SHORT BASIC MATERIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –13.60%1. For the same period, the Index had a total return of 13.03%2 and a volatility of 12.40%. For the period, the Fund had an average daily volume of 28,556 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Financials from June 10, 2008 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/10/08)
ProShares Short Financials	-13.60%	-16.29%	-17.70%
Dow Jones U.S. Financials Index	13.03%	13.50%	4.54%

Expense Ratios**

Fund	Gross	Net
ProShares Short Financials	1.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.5%
Diversified Financials	26.1%
Real Estate	20.3%
Insurance	16.3%
Software & Services	5.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT FINANCIALS SEF :: XLIII

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 13.19%1. For the same period, the Index had a total return of –16.33%2 and a volatility of 21.37%. For the period, the Fund had an average daily volume of 7,822 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Oil & Gas from June 10, 2008 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/10/08)
ProShares Short Oil & Gas	13.19%	-13.88%	-9.78%
Dow Jones U.S. Oil & Gas Index	-16.33%	9.90%	0.46%

Expense Ratios**

Fund	Gross	Net
ProShares Short Oil & Gas	3.89%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	80.6%
Energy Equipment & Services	18.5%
Electric Utilities	0.4%
Semiconductors & Semiconductor	0.2%
Electrical Equipment	0.2%
Machinery	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLIV :: DDG SHORT OIL & GAS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –10.88%1. For the same period, the Index had a total return of 9.40%2 and a volatility of 12.91%. For the period, the Fund had an average daily volume of 47,270 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Real Estate from March 16, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (3/16/10)
ProShares Short Real Estate	-10.88%	-15.77%	-15.80%
Dow Jones U.S. Real Estate Index	9.40%	13.25%	12.89%

Expense Ratios**

Fund	Gross	Net
ProShares Short Real Estate	1.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate Investment Trusts	95.3%
Real Estate Management & Development	4.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT REAL ESTATE REK :: XLV

ProShares Short S&P Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the S&P Regional Banks Select Industry IndexSM (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –17.28%1. For the same period, the Index had a total return of 12.48%2 and a volatility of 18.17%. For the period, the Fund had an average daily volume of 871 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is an equal-weighted index (as adjusted to ensure adequate liquidity) that seeks to provide diverse regional banking exposure. The Index includes stocks of 84 publicly traded companies that do business as regional banks or thrifts while meeting minimum market capitalization and liquidity conditions. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short S&P Regional Banking from April 20, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/20/10)
ProShares Short S&P Regional Banking	-17.28%	-17.44%	-15.64%
KBW Regional Banking Index**	15.81%	12.41%	9.76%
S&P Regional Banks Select Industry Index**	12.48%	11.84%	9.17%

Expense Ratios***

Fund	Gross	Net
ProShares Short S&P Regional Banking	5.92%	0.95%

**On April 16, 2015, the Fund's underlying index changed from the KBW Regional Banking Index to the S&P Regional Banks Select Industry Index. This change was made in order to match the Fund's underlying index to its Investment Objective.

***Reflects the expense ratio as reported in the Prospectus dated April 16, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Regional Banks Select Industry Index – Composition

% of Index
Banks	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVI :: KRS SHORT S&P REGIONAL BANKING :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –7.49%1. For the same period, the Index had a total return of 0.04%2 and a volatility of 15.07%. For the period, the Fund had an average daily volume of 16,826 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Basic Materials from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Basic Materials	-7.49%	-29.73%	-33.66%
Dow Jones U.S. Basic Materials Index	0.04%	10.20%	6.23%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Basic Materials	1.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	78.8%
Metals & Mining	15.3%
Paper & Forest Products	4.4%
Oil, Gas & Consumable Fuels	1.1%
Electrical Equipment	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT BASIC MATERIALS SMN :: XLVII

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –63.89%1. For the same period, the Index had a total return of 52.97%2 and a volatility of 22.35%. For the period, the Fund had an average daily volume of 231,453 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Nasdaq Biotechnology from April 7, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/07/10)
ProShares UltraShort Nasdaq Biotechnology	-63.89%	-54.31%	-51.25%
NASDAQ Biotechnology Index	52.97%	35.75%	31.37%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Nasdaq Biotechnology	1.45%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	77.7%
Pharmaceuticals	16.3%
Life Sciences Tools & Services	5.9%
Health Care Equipment & Supplies	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVIII :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –21.11%1. For the same period, the Index had a total return of 10.13%2 and a volatility of 10.60%. For the period, the Fund had an average daily volume of 1,656 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Goods from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Goods	-21.11%	-31.24%	-22.88%
Dow Jones U.S. Consumer Goods Index	10.13%	16.90%	9.81%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Goods	2.65%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Beverage & Tobacco	49.0%
Household & Personal Products	17.5%
Consumer Durables & Apparel	15.4%
Automobiles & Components	12.7%
Capital Goods	1.8%
Software & Services	1.7%
Retailing	1.2%
Diversified Financials	0.4%
Commercial & Professional Services	0.2%
Materials	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT CONSUMER GOODS SZK :: XLIX

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –34.04%1. For the same period, the Index had a total return of 19.66%2 and a volatility of 12.32%. For the period, the Fund had an average daily volume of 1,704 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Services from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Consumer Services	-34.04%	-37.86%	-28.63%
Dow Jones U.S. Consumer Services Index	19.66%	21.24%	10.84%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Consumer Services	2.47%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	32.9%
Media	26.8%
Food & Staples Retailing	15.1%
Consumer Services	14.6%
Transportation	4.7%
Health Care Equipment & Services	4.1%
Commercial & Professional Services	1.4%
Software & Services	0.3%
Technology Hardware & Equipment	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

L :: SCC ULTRASHORT CONSUMER SERVICES :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –25.76%1. For the same period, the Index had a total return of 13.03%2 and a volatility of 12.40%. For the period, the Fund had an average daily volume of 34,468 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Financials from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Financials	-25.76%	-32.24%	-31.21%
Dow Jones U.S. Financials Index	13.03%	13.50%	-1.01%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Financials	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.5%
Diversified Financials	26.1%
Real Estate	20.3%
Insurance	16.3%
Software & Services	5.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT FINANCIALS SKF :: LI

ProShares UltraShort Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on February 12, 2015 to May 31, 2015, the Fund had a total return of 4.93%1. For the same period, the Index had a total return of –7.01%2 and a volatility of 30.57%. For the period, the Fund had an average daily volume of 9,500 shares and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining for gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

During the period, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares UltraShort Gold Miners does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios*

Fund	Gross	Net
ProShares UltraShort Gold Miners	1.14%	0.95%

*Reflects the expense ratio as reported in the Prospectus dated February 12, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NYSE Arca Gold Miners Index – Composition

% of Index
Metals & Mining	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LII :: GDXS ULTRASHORT GOLD MINERS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Junior Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Market Vectors Global Junior Gold Miners Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on February 12, 2015 to May 31, 2015, the Fund had a total return of –7.92%1. For the same period, the Index had a total return of –3.14%2 and a volatility of 33.29%. For the period, the Fund had an average daily volume of 9,851 shares and an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) gold mining and/or silver mining or have mining projects with the potential to generate at least 50% of their revenues from gold and/or silver when developed. The weight of companies determined to be "silver" stocks will not exceed 20% of the Index at any quarterly rebalance. Between rebalances, however, the weight may exceed 20% due to market appreciation. Such companies may include micro- and small-capitalization companies and foreign issuers.

During the period, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares UltraShort Junior Miners does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios*

Fund	Gross	Net
ProShares UltraShort Junior Miners	1.20%	0.95%

*Reflects the expense ratio as reported in the Prospectus dated February 12, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Market Vectors Global Junior Gold Miners
Index – Composition

% of Index
Metals & Mining	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the inability of investors to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees, are not reflected in the Index calculation. It is not possible to invest directly in the Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT JUNIOR MINERS GDJS :: LIII

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –44.07%1. For the same period, the Index had a total return of 28.98%2 and a volatility of 14.29%. For the period, the Fund had an average daily volume of 1,699 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Health Care from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Health Care	-44.07%	-39.79%	-27.74%
Dow Jones U.S. Health Care Index	28.98%	23.99%	12.83%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Health Care	4.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	41.2%
Biotechnology	22.5%
Health Care Providers & Services	16.4%
Health Care Equipment & Supplies	15.9%
Life Sciences Tools & Services	3.8%
Commercial Services & Supplies	0.1%
Health Care Technology	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LIV :: RXD ULTRASHORT HEALTH CARE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –18.43%1. For the same period, the Index had a total return of 7.16%2 and a volatility of 13.29%. For the period, the Fund had an average daily volume of 2,130 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Industrials from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Industrials	-18.43%	-34.50%	-27.81%
Dow Jones U.S. Industrials Index	7.16%	16.66%	8.33%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Industrials	2.70%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	61.3%
Transportation	12.2%
Software & Services	10.1%
Commercial & Professional Services	5.7%
Materials	5.4%
Technology Hardware & Equipment	4.1%
Pharmaceuticals, Biotechnology	1.1%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT INDUSTRIALS SIJ :: LV

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 23.57%1. For the same period, the Index had a total return of –16.33%2 and a volatility of 21.37%. For the period, the Fund had an average daily volume of 211,950 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Oil & Gas from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Oil & Gas	23.57%	-28.68%	-30.60%
Dow Jones U.S. Oil & Gas Index	-16.33%	9.90%	5.28%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Oil & Gas	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	80.6%
Energy Equipment & Services	18.5%
Electric Utilities	0.4%
Semiconductors & Semiconductor	0.2%
Electrical Equipment	0.2%
Machinery	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVI :: DUG ULTRASHORT OIL & GAS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –21.28%1. For the same period, the Index had a total return of 9.40%2 and a volatility of 12.91%. For the period, the Fund had an average daily volume of 41,259 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Real Estate from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Real Estate	-21.28%	-31.27%	-40.48%
Dow Jones U.S. Real Estate Index	9.40%	13.25%	2.45%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Real Estate	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate Investment Trusts	95.3%
Real Estate Management & Development	4.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT REAL ESTATE SRS :: LVII

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –48.86%1. For the same period, the Index had a total return of 30.54%2 and a volatility of 20.63%. For the period, the Fund had an average daily volume of 3,206 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Semiconductors from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Semiconductors	-48.86%	-37.04%	-32.89%
Dow Jones U.S. Semiconductors Index	30.54%	16.55%	8.60%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Semiconductors	2.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor	99.6%
Communications Equipment	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVIII :: SSG ULTRASHORT SEMICONDUCTORS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –33.64%1. For the same period, the Index had a total return of 18.30%2 and a volatility of 14.56%. For the period, the Fund had an average daily volume of 1,845 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Technology from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Technology	-33.64%	-33.26%	-28.65%
Dow Jones U.S. Technology Index	18.30%	16.12%	9.81%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Technology	2.29%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	47.5%
Technology Hardware & Equipment	36.4%
Semiconductors & Semiconductor	15.0%
Health Care Equipment & Services	0.8%
Consumer Durables & Apparel	0.2%
Commercial & Professional Services	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT TECHNOLOGY REW :: LIX

ProShares UltraShort Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –11.83%1. For the same period, the Index had a total return of 2.54%2 and a volatility of 14.44%. For the period, the Fund had an average daily volume of 70 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Telecommunications from March 25, 2008 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (3/25/08)
ProShares UltraShort Telecommunications	-11.83%	-27.93%	-27.59%
Dow Jones U.S. Select Telecommunications Index	2.54%	12.35%	6.84%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Telecommunications	8.65%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Diversified Telecommunication	66.4%
Wireless Telecommunication Services	30.8%
Communications Equipment	2.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LX :: TLL ULTRASHORT TELECOMMUNICATIONS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –20.28%1. For the same period, the Index had a total return of 7.59%2 and a volatility of 15.59%. For the period, the Fund had an average daily volume of 4,322 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Utilities from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares UltraShort Utilities	-20.28%	-28.20%	-20.91%
Dow Jones U.S. Utilities Index	7.59%	14.11%	6.61%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort Utilities	2.84%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	52.3%
Multi-Utilities	35.0%
Gas Utilities	6.4%
Independent Power and Renewable	4.2%
Water Utilities	2.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT UTILITIES SDP :: LXI

ProShares UltraPro Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –37.60%1. For the same period, the Index had a total return of 13.03%2 and a volatility of 12.40%. For the period, the Fund had an average daily volume of 783 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as three times the inverse of the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Financials from July 10, 2012 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (7/10/12)
ProShares UltraPro Short Financials	-37.60%	-50.53%
Dow Jones U.S. Financials Index	13.03%	21.63%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short Financials	3.59%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.5%
Diversified Financials	26.1%
Real Estate	20.3%
Insurance	16.3%
Software & Services	5.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXII :: FINZ ULTRAPRO SHORT FINANCIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –2.01%1. For the same period, the Index had a total return of –0.48%2 and a volatility of 10.37%. For the period, the Fund had an average daily volume of 161,274 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI EAFE from October 23, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (10/23/07)
ProShares Short MSCI EAFE	-2.01%	-13.52%	-8.00%
MSCI EAFE Index	-0.48%	9.89%	0.40%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI EAFE	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	22.7%
United Kingdom	20.4%
Others	12.3%
France	9.6%
Switzerland	9.4%
Germany	8.8%
Australia	7.0%
Spain	3.5%
Hong Kong	3.3%
Sweden	3.0%

MSCI EAFE Index – Composition

% of Index
Financials	25.8%
Consumer Discretionary	13.1%
Industrials	12.8%
Health Care	11.3%
Consumer Staples	11.0%
Materials	7.5%
Energy	5.3%
Information Technology	4.8%
Telecommunication Services	4.7%
Utilities	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT MSCI EAFE EFZ :: LXIII

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –2.70%1. For the same period, the Index had a total return of –0.01%2 and a volatility of 11.39%. For the period, the Fund had an average daily volume of 389,600 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI Emerging Markets from October 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (10/30/07)
ProShares Short MSCI Emerging Markets	-2.70%	-9.39%	-11.64%
MSCI Emerging Markets Index	-0.01%	4.29%	-1.37%

Expense Ratios**

Fund	Gross	Net
ProShares Short MSCI Emerging Markets	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	25.3%
Korea	14.6%
Others	13.7%
Taiwan	13.0%
South Africa	7.4%
Brazil	7.3%
India	6.9%
Mexico	4.6%
Russia	3.9%
Malaysia	3.3%

MSCI Emerging Markets Index – Composition

% of Index
Financials	29.2%
Information Technology	18.4%
Consumer Discretionary	9.1%
Energy	8.4%
Consumer Staples	8.0%
Materials	7.3%
Telecommunication Services	7.2%
Industrials	6.9%
Utilities	3.2%
Health Care	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXIV :: EUM SHORT MSCI EMERGING MARKETS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the FTSE China 50 Index® (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –31.35%1. For the same period, the Index had a total return of 38.49%2 and a volatility of 19.74%. For the period, the Fund had an average daily volume of 6,732 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short FTSE China 50 from March 16, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (3/16/10)
ProShares Short FTSE China 50	-31.35%	-14.35%	-13.64%
FTSE China 50 Index**	38.49%	7.72%	6.88%

Expense Ratios***

Fund	Gross	Net
ProShares Short FTSE China 50	2.18%	0.95%

**As of September 22, 2014, the methodology of the underlying index of this ETF changed from an index consisting of 25 securities to an index consisting of 50 securities and was renamed FTSE China 50.

***Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	50.3%
Energy	13.0%
Information Technology	11.5%
Telecommunication Services	10.8%
Industrials	7.2%
Consumer Discretionary	2.7%
Utilities	2.3%
Consumer Staples	1.4%
Materials	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT FTSE CHINA 50 YXI :: LXV

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –5.34%1. For the same period, the Index had a total return of –0.48%2 and a volatility of 10.37%. For the period, the Fund had an average daily volume of 6,763 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI EAFE from October 23, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (10/23/07)
ProShares UltraShort MSCI EAFE	-5.34%	-27.65%	-21.36%
MSCI EAFE Index	-0.48%	9.89%	0.40%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI EAFE	2.28%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	22.7%
United Kingdom	20.4%
Others	12.3%
France	9.6%
Switzerland	9.4%
Germany	8.8%
Australia	7.0%
Spain	3.5%
Hong Kong	3.3%
Sweden	3.0%

MSCI EAFE Index – Composition

% of Index
Financials	25.8%
Consumer Discretionary	13.1%
Industrials	12.8%
Health Care	11.3%
Consumer Staples	11.0%
Materials	7.5%
Energy	5.3%
Information Technology	4.8%
Telecommunication Services	4.7%
Utilities	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVI :: EFU ULTRASHORT MSCI EAFE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –7.17%1. For the same period, the Index had a total return of –0.01%2 and a volatility of 11.39%. For the period, the Fund had an average daily volume of 72,078 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Emerging Markets from October 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (10/30/07)
ProShares UltraShort MSCI Emerging Markets	-7.17%	-21.17%	-32.35%
MSCI Emerging Markets Index	-0.01%	4.29%	-1.37%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Emerging Markets	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	25.3%
Korea	14.6%
Others	13.7%
Taiwan	13.0%
South Africa	7.4%
Brazil	7.3%
India	6.9%
Mexico	4.6%
Russia	3.9%
Malaysia	3.3%

MSCI Emerging Markets Index –
Composition

% of Index
Financials	29.2%
Information Technology	18.4%
Consumer Discretionary	9.1%
Energy	8.4%
Consumer Staples	8.0%
Materials	7.3%
Telecommunication Services	7.2%
Industrials	6.9%
Utilities	3.2%
Health Care	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MSCI EMERGING MARKETS EEV :: LXVII

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the FTSE Developed Europe Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –2.40%1. For the same period, the Index had a total return of –4.64%2 and a volatility of 13.40%. For the period, the Fund had an average daily volume of 23,322 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies. The Index utilizes free float-adjusted, market capitalizations and components are screened for liquidity.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort FTSE Europe from June 16, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Index performance through April 22, 2013 reflects the performance of the MSCI Europe Index. Index performance beginning on April 23, 2013 reflects the performance of the FTSE Developed Europe Index.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/16/09)
ProShares UltraShort FTSE Europe	-2.40%	-34.62%	-34.58%
FTSE Developed Europe Index	-4.64%	10.57%	9.91%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort FTSE Europe	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	32.2%
Switzerland	14.4%
France	14.2%
Germany	13.4%
Others	5.3%
Spain	5.1%
Sweden	4.6%
Netherlands	4.4%
Italy	3.7%
Denmark	2.7%

FTSE Developed Europe Index –Composition

% of Index
Financials	22.7%
Health Care	13.7%
Consumer Staples	13.3%
Consumer Discretionary	11.8%
Industrials	11.4%
Materials	7.8%
Energy	7.1%
Telecommunication Services	4.7%
Utilities	4.0%
Information Technology	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVIII :: EPV ULTRASHORT FTSE EUROPE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 0.74%1. For the same period, the Index had a total return of –3.13%2 and a volatility of 12.15%. For the period, the Fund had an average daily volume of 415 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Pacific ex-Japan from June 16, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/16/09)
ProShares UltraShort MSCI Pacific ex-Japan	0.74%	-27.38%	-31.37%
MSCI Pacific ex-Japan Index	-3.13%	9.20%	11.30%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Pacific ex-Japan	8.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	59.2%
Hong Kong	27.7%
Singapore	11.9%
New Zealand	1.2%

MSCI Pacific ex-Japan Index –Composition

% of Index
Financials	55.2%
Industrials	10.5%
Materials	9.4%
Consumer Staples	5.1%
Utilities	4.6%
Consumer Discretionary	4.5%
Telecommunication Services	3.7%
Health Care	3.5%
Energy	3.0%
Information Technology	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MSCI PACIFIC EX-JAPAN JPX :: LXIX

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 34.81%1. For the same period, the Index had a total return –27.70%2 and a volatility of 33.51%. For the period, the Fund had an average daily volume of 28,206 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort MSCI Brazil Capped from June 16, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/16/09)
ProShares UltraShort MSCI Brazil Capped	34.81%	-3.46%	-14.87%
MSCI Brazil 25/50 Index	-27.70%	-9.36%	-4.78%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Brazil Capped	1.52%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	31.8%
Consumer Staples	19.7%
Energy	11.7%
Materials	11.2%
Consumer Discretionary	6.3%
Utilities	5.9%
Industrials	5.3%
Information Technology	4.4%
Telecommunication Services	3.0%
Health Care	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXX :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the FTSE China 50 Index® (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –54.60%1. For the same period, the Index had a total return of 38.49%2 and a volatility of 19.74%. For the period, the Fund had an average daily volume of 73,937 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort FTSE China 50 from November 6, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (11/06/07)
ProShares UltraShort FTSE China 50	-54.60%	-30.07%	-40.20%
FTSE China 50 Index**	38.49%	7.72%	-0.83%

Expense Ratios***

Fund	Gross	Net
ProShares UltraShort FTSE China 50	1.06%	0.95%

**As of September 22, 2014, the methodology of the underlying index of this ETF changed from an index consisting of 25 securities to an index consisting of 50 securities and was renamed FTSE China 50.

***Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	50.3%
Energy	13.0%
Information Technology	11.5%
Telecommunication Services	10.8%
Industrials	7.2%
Consumer Discretionary	2.7%
Utilities	2.3%
Consumer Staples	1.4%
Materials	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT FTSE CHINA 50 FXP :: LXXI

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –29.51%1. For the same period, the Index had a total return of 15.96%2 and a volatility of 14.89%. For the period, the Fund had an average daily volume of 6,120 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Japan from November 6, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (11/06/07)
ProShares UltraShort MSCI Japan	-29.51%	-24.92%	-19.36%
MSCI Japan Index	15.96%	8.72%	1.18%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Japan	1.92%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	22.5%
Financials	19.9%
Industrials	19.1%
Information Technology	10.7%
Health Care	6.8%
Consumer Staples	6.6%
Materials	6.1%
Telecommunication Services	5.0%
Utilities	2.5%
Energy	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXII :: EWV ULTRASHORT MSCI JAPAN :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 11.62%1. For the same period, the Index had a total return of –9.95%2 and a volatility of 16.81%. For the period, the Fund had an average daily volume of 267 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively affected from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Mexico Capped IMI from June 16, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/16/09)
ProShares UltraShort MSCI Mexico Capped IMI	11.62%	-24.31%	-32.19%
MSCI Mexico IMI 25/50 Index	-9.95%	4.75%	9.65%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort MSCI Mexico Capped IMI	8.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Consumer Staples	23.9%
Financials	21.0%
Telecommunication Services	16.4%
Materials	13.8%
Industrials	12.5%
Consumer Discretionary	11.8%
Health Care	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT MSCI MEXICO CAPPED IMI SMK :: LXXIII

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –6.39%1. For the same period, the Index had a total return of 5.14%2 with a volatility of 5.53%. For the period, the Fund had an average daily volume of 20,147 shares and an average daily statistical correlation of over 0.99 the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 7-10 Year Treasury from April 4, 2011 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (4/04/11)
ProShares Short 7-10 Year Treasury	-6.39%	-6.86%
Barclays U.S. 7-10 Year Treasury Bond Index	5.14%	5.61%

Expense Ratios**

Fund	Gross	Net
ProShares Short 7-10 Year Treasury	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(1%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXIV :: TBX SHORT 7-10 YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –12.50%1. For the same period, the Index had a total return of 11.10%2 and a volatility of 12.89%. For the period, the Fund had an average daily volume of 801,582 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 20+ Year Treasury from August 18, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (8/18/09)
ProShares Short 20+ Year Treasury	-12.50%	-11.17%	-11.20%
Barclays U.S. 20+ Year Treasury Bond Index	11.10%	8.55%	8.44%

Expense Ratios**

Fund	Gross	Net
ProShares Short 20+ Year Treasury	0.93%	0.93%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98%)
Futures Contracts	(2%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT 20+ YEAR TREASURY TBF :: LXXV

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –3.60%1. For the same period, the Index had a total return of 1.37%2 with a volatility of 4.02%. For the period, the Fund had an average daily volume of 61,807 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short High Yield from March 21, 2011 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (3/21/11)
ProShares Short High Yield	-3.60%	-9.06%
Markit iBoxx $ Liquid High Yield Index	1.37%	6.57%

Expense Ratios**

Fund	Gross	Net
ProShares Short High Yield	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVI :: SJB SHORT HIGH YIELD :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Short Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (–1x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –4.51%1. For the same period, the Index had a total return of 2.93%2 with a volatility of 4.92%. For the period, the Fund had an average daily volume of 717 shares and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Short Investment Grade Corporate from March 28, 2011 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (3/28/11)
ProShares Short Investment Grade Corporate	-4.51%	-7.91%
Markit iBoxx $ Liquid Investment Grade Index	2.93%	6.34%

Expense Ratios**

Fund	Gross	Net
ProShares Short Investment Grade Corporate	3.38%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: SHORT INVESTMENT GRADE CORPORATE IGS :: LXXVII

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 3-7 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –7.24%1. For the same period, the Index had a total return of 2.75%2 with a volatility of 3.15%. For the period, the Fund had an average daily volume of 578 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 3-7 Year Treasury from April 4, 2011 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (4/04/11)
ProShares UltraShort 3-7 Year Treasury	-7.24%	-7.73%
Barclays U.S. 3-7 Year Treasury Bond Index	2.75%	3.17%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 3-7 Year Treasury	2.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.
Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 3-7 Year Treasury Bond Index – Composition

% of Index
3-7 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVIII :: TBZ ULTRASHORT 3-7 YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –11.94%1. For the same period, the Index had a total return of 5.14%2 and a volatility of 5.53%. For the period, the Fund had an average daily volume of 107,231 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 7-10 Year Treasury from April 29, 2008 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/29/08)
ProShares UltraShort 7-10 Year Treasury	-11.94%	-12.70%	-14.14%
Barclays U.S. 7-10 Year Treasury Bond Index	5.14%	5.27%	5.62%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 7-10 Year Treasury	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198%)
Futures Contracts	(3%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT 7-10 YEAR TREASURY PST :: LXXIX

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –24.07%1. For the same period, the Index had a total return of 11.10%2 and a volatility of 12.89%. For the period, the Fund had an average daily volume of 3,380,073 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares UltraShort 20+ Year Treasury from April 29, 2008 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/29/08)
ProShares UltraShort 20+ Year Treasury	-24.07%	-22.15%	-22.49%
Barclays U.S. 20+ Year Treasury Bond Index	11.10%	8.55%	7.95%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort 20+ Year Treasury	0.92%	0.92%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198%)
Futures Contracts	(2%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXX :: TBT ULTRASHORT 20+ YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (–2x) of the daily performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –0.54%1. For the same period, the Index had a total return of –0.47%2 with a volatility of 5.07%. For the period, the Fund had an average daily volume of 964 shares and an average daily statistical correlation of over 0.99 to two times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as two times the inverse of the daily return of the Index. The Index includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer price index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort TIPS from February 9, 2011 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (2/09/11)
ProShares UltraShort TIPS	-0.54%	-8.92%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	-0.47%	3.97%

Expense Ratios**

Fund	Gross	Net
ProShares UltraShort TIPS	1.69%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) – Composition

% of Index
TIPS (Series L)	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRASHORT TIPS TPS :: LXXXI

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (–3x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –35.15%1. For the same period, the Index had a total return of 11.10%2 and a volatility of 12.89%. For the period, the Fund had an average daily volume of 42,836 shares and an average daily statistical correlation of over 0.99 to three times the inverse of the daily performance of the Index.3

The Fund takes positions in derivatives that, in combination, should have similar return characteristics as three times the inverse of the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short 20+ Year Treasury from March 27, 2012 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (3/27/12)
ProShares UltraPro Short 20+ Year Treasury	-35.15%	-24.56%
Barclays U.S. 20+ Year Treasury Bond Index	11.10%	5.74%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Short 20+ Year Treasury	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(296%)
Futures Contracts	(5%)
Total Exposure	(301%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXII :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 21.58%1. For the same period, the Index had a total return of 11.81%2 and a volatility of 11.77%. For the period, the Fund had an average daily volume of 7,871,371 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra S&P500® from June 19, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra S&P500®	21.58%	30.73%	9.38%
S&P 500	11.81%	16.52%	8.39%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra S&P500®	0.89%	0.89%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	112%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.4%
Microsoft Corp.	1.7%
Exxon Mobil Corp.	1.6%
Johnson & Johnson	1.2%
General Electric Co.	1.2%

S&P 500 – Composition

% of Index
Information Technology	20.1%
Financials	16.2%
Health Care	15.1%
Consumer Discretionary	12.5%
Industrials	10.2%
Consumer Staples	9.5%
Energy	7.9%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA S&P500® SSO :: LXXXIII

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 44.02%1. For the same period, the Index had a total return of 22.08%2 and a volatility of 13.64%. For the period, the Fund had an average daily volume of 2,854,149 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra QQQ® from June 19, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra QQQ®	44.02%	39.91%	19.61%
NASDAQ-100 Index	22.08%	20.85%	13.71%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra QQQ®	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	117%
Futures Contracts	2%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.8%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.1%
Google, Inc., Class C	2.8%
Facebook, Inc., Class A	2.8%

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.4%
Consumer Discretionary	19.2%
Health Care	15.0%
Consumer Staples	6.3%
Industrials	2.0%
Telecommunication Services	0.8%
Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXIV :: QLD ULTRA QQQ® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 18.30%1. For the same period, the Index had a total return of 10.28%2 and a volatility of 11.82%. For the period, the Fund had an average daily volume of 480,661 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Dow30SM from June 19, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra Dow30SM	18.30%	27.91%	10.39%
Dow Jones Industrial Average Index	10.28%	15.07%	8.54%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Dow30SM	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	117%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Goldman Sachs Group, Inc. (The)	6.1%
International Business Machines Corp.	5.0%
3M Co.	4.7%
Boeing Co. (The)	4.2%
Apple, Inc.	3.8%

Dow Jones Industrial Average – Composition

% of Index
Industrials	19.6%
Information Technology	17.8%
Financials	16.8%
Consumer Discretionary	15.5%
Health Care	11.7%
Consumer Staples	7.2%
Energy	7.0%
Materials	2.6%
Telecommunication Services	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA DOW30SM DDM :: LXXXV

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 22.16%1. For the same period, the Index had a total return of 12.28%2 and a volatility of 12.25%. For the period, the Fund had an average daily volume of 437,744 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MidCap400 from June 19, 2006 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/19/06)
ProShares Ultra MidCap400	22.16%	28.92%	11.34%
S&P MidCap 400	12.28%	16.53%	10.21%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MidCap400	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	99%
Futures Contracts	17%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Qorvo, Inc.	0.6%
Advance Auto Parts, Inc.	0.6%
Church & Dwight Co., Inc.	0.6%
Signet Jewelers Ltd.	0.5%
Wabtec Corp.	0.5%

S&P MidCap 400 – Composition

% of Index
Financials	23.6%
Information Technology	17.4%
Industrials	15.6%
Consumer Discretionary	13.9%
Health Care	8.8%
Materials	7.5%
Utilities	4.6%
Energy	4.5%
Consumer Staples	3.9%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVI :: MVV ULTRA MIDCAP400 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 20.00%1. For the same period, the Index had a total return of 11.32%2 and volatility of 15.12%. For the period, the Fund had an average daily volume of 492,319 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 from January 23, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra Russell2000	20.00%	25.31%	4.34%
Russell 2000 Index	11.32%	15.02%	7.14%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Russell2000	1.11%	1.00%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	101%
Futures Contracts	11%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Qorvo, Inc.	0.6%
Isis Pharmaceuticals, Inc.	0.4%
DexCom, Inc.	0.3%
JetBlue Airways Corp.	0.3%
Office Depot, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	23.5%
Information Technology	18.2%
Health Care	16.3%
Consumer Discretionary	13.7%
Industrials	13.2%
Materials	4.3%
Energy	3.5%
Utilities	3.5%
Consumer Staples	3.1%
Telecommunication Services	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pa.y on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA RUSSELL2000 UWM :: LXXXVII

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 18.40%1. For the same period, the Index had a total return of 10.62%2 and a volatility of 14.33%. For the period, the Fund had an average daily volume of 2,311 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra SmallCap600 from January 23, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/23/07)
ProShares Ultra SmallCap600	18.40%	28.45%	7.42%
S&P SmallCap 600	10.62%	16.46%	8.47%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra SmallCap600	1.79%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	140%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Skechers U.S.A., Inc., Class A	0.4%
Manhattan Associates, Inc.	0.4%
West Pharmaceutical Services, Inc.	0.3%
Toro Co. (The)	0.3%
Synaptics, Inc.	0.3%

S&P SmallCap 600 – Composition

% of Index
Financials	23.0%
Information Technology	16.6%
Industrials	16.1%
Consumer Discretionary	15.1%
Health Care	12.9%
Materials	5.3%
Utilities	3.7%
Energy	3.4%
Consumer Staples	3.2%
Telecommunication Services	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVIII :: SAA ULTRA SMALLCAP600 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 31.19%1. For the same period, the Index had a total return of 11.81%2 and a volatility of 11.77%. For the period, the Fund had an average daily volume of 2,816,128 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro S&P500® from June 23, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/23/09)
ProShares UltraPro S&P500®	31.19%	44.28%	49.13%
S&P 500	11.81%	16.52%	17.98%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro S&P500®	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	238%
Futures Contracts	4%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.3%
Microsoft Corp.	1.2%
Exxon Mobil Corp.	1.1%
Johnson & Johnson	0.9%
General Electric Co.	0.8%

S&P 500 – Composition

% of Index
Information Technology	20.1%
Financials	16.2%
Health Care	15.1%
Consumer Discretionary	12.5%
Industrials	10.2%
Consumer Staples	9.5%
Energy	7.9%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO S&P500® UPRO :: LXXXIX

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 68.23%1. For the same period, the Index had a total return of 22.08%2 and a volatility of 13.64%. For the period, the Fund had an average daily volume of 2,796,858 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro QQQ® from February 9, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro QQQ®	68.23%	58.89%	58.50%
NASDAQ-100 Index	22.08%	20.85%	20.88%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro QQQ®	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	243%
Futures Contracts	3%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.9%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.1%
Google, Inc., Class C	1.9%
Facebook, Inc., Class A	1.8%

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.4%
Consumer Discretionary	19.2%
Health Care	15.0%
Consumer Staples	6.3%
Industrials	2.0%
Telecommunication Services	0.8%
Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XC :: TQQQ ULTRAPRO QQQ® :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 25.77%1. For the same period, the Index had a total return of 10.28%2 and volatility of 11.82%. For the period, the Fund had an average daily volume of 468,070 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Dow30SM from February 9, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Dow30SM	25.77%	40.51%	38.28%
Dow Jones Industrial Average	10.28%	15.07%	14.53%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Dow30SM	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Swap Agreements	243%
Futures Contracts	9%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Goldman Sachs Group, Inc. (The)	3.7%
International Business Machines Corp.	3.0%
3M Co.	2.8%
Boeing Co. (The)	2.5%
Apple, Inc.	2.3%

Dow Jones Industrial Average – Composition

% of Index
Industrials	19.6%
Information Technology	17.8%
Financials	16.8%
Consumer Discretionary	15.5%
Health Care	11.7%
Consumer Staples	7.2%
Energy	7.0%
Materials	2.6%
Telecommunication Services	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO DOW30SM UDOW :: XCI

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 32.55%1. For the same period, the Index had a total return of 12.28%2 and a volatility of 12.25%. For the period, the Fund had an average daily volume of 29,183 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro MidCap400 from February 9, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro MidCap400	32.55%	39.73%	42.72%
S&P MidCap 400	12.28%	16.53%	17.49%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro MidCap400	1.43%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	235%
Futures Contracts	3%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Qorvo, Inc.	0.5%
Advance Auto Parts, Inc.	0.4%
Church & Dwight Co., Inc.	0.4%
Signet Jewelers Ltd.	0.4%
Wabtec Corp.	0.4%

S&P MidCap 400 – Composition

% of Index
Financials	23.6%
Information Technology	17.4%
Industrials	15.6%
Consumer Discretionary	13.9%
Health Care	8.8%
Materials	7.5%
Utilities	4.6%
Energy	4.5%
Consumer Staples	3.9%
Telecommunication Services	0.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCII :: UMDD ULTRAPRO MIDCAP400 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 27.55%1. For the same period, the Index had a total return of 11.32%2 and a volatility of 15.12%. For the period, the Fund had an average daily volume of 192,407 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Russell2000 from February 9, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (2/09/10)
ProShares UltraPro Russell2000	27.55%	31.40%	36.02%
Russell 2000 Index	11.32%	15.02%	16.51%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Russell2000	1.31%	0.99%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	40%
Swap Agreements	245%
Futures Contracts	15%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Qorvo, Inc.	0.3%
Isis Pharmaceuticals, Inc.	0.2%
DexCom, Inc.	0.1%
JetBlue Airways Corp.	0.1%
Office Depot, Inc.	0.1%

Russell 2000 Index – Composition

% of Index
Financials	23.5%
Information Technology	18.2%
Health Care	16.3%
Consumer Discretionary	13.7%
Industrials	13.2%
Materials	4.3%
Energy	3.5%
Utilities	3.5%
Consumer Staples	3.1%
Telecommunication Services	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRAPRO RUSSELL2000 URTY :: XCIII

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –3.81%1. For the same period, the Index had a total return of 0.04%2 and a volatility of 15.07%. For the period, the Fund had an average daily volume of 25,383 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Basic Materials from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Basic Materials	-3.81%	13.29%	-0.99%
Dow Jones U.S. Basic Materials Index	0.04%	10.20%	6.23%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Basic Materials	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	132%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	6.8%
Dow Chemical Co. (The)	6.0%
Monsanto Co.	6.0%
LyondellBasell Industries N.V., Class A	4.3%
Praxair, Inc.	3.8%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	78.8%
Metals & Mining	15.3%
Paper & Forest Products	4.4%
Oil, Gas & Consumable Fuels	1.1%
Electric Equipment	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCIV :: UYM ULTRA BASIC MATERIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 119.54%1. For the same period, the Index had a total return of 52.97%2 and a volatility of 22.35%. For the period, the Fund had an average daily volume of 659,053 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Nasdaq Biotechnology from April 7, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/07/10)
ProShares Ultra Nasdaq Biotechnology	119.54%	72.81%	61.61%
NASDAQ Biotechnology Index	52.97%	35.75%	31.37%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Nasdaq Biotechnology	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	135%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	5.4%
Amgen, Inc.	5.0%
Biogen, Inc.	4.9%
Regeneron Pharmaceuticals, Inc.	4.7%
Celgene Corp.	4.7%

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	77.7%
Pharmaceuticals	16.3%
Life Sciences Tools & Services	5.9%
Health Care Equipment & Supplies	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: XCV

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund seeks investment results for single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 18.00%1. For the same period, the Index had a total return of 10.13%2 and a volatility of 10.60%. For the period, the Fund had an average daily volume of 3,739 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Consumer Goods from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Goods	18.00%	32.46%	14.63%
Dow Jones U.S. Consumer Goods Index	10.13%	16.90%	9.81%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Goods	2.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	7.4%
Coca-Cola Co. (The)	5.6%
PepsiCo, Inc.	5.0%
Philip Morris International, Inc.	4.5%
Altria Group, Inc.	3.5%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Beverage & Tobacco	49.0%
Household & Personal Products	17.5%
Consumer Durables & Apparel	15.4%
Automobiles & Components	12.7%
Capital Goods	1.8%
Software & Services	1.7%
Retailing	1.2%
Diversified Financials	0.4%
Commercial & Professional Services	0.2%
Materials	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVI :: UGE ULTRA CONSUMER GOODS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 38.70%1. For the same period, the Index had a total return of 19.66%2 and a volatility of 12.32%. For the period, the Fund had an average daily volume of 5,061 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra Consumer Services from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Consumer Services	38.70%	41.38%	14.70%
Dow Jones U.S. Consumer Services Index	19.66%	21.24%	10.84%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Consumer Services	1.57%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Walt Disney Co. (The)	4.3%
Amazon.com, Inc.	4.1%
Comcast Corp., Class A	3.7%
Home Depot, Inc. (The)	3.7%
Wal-Mart Stores, Inc.	2.9%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	32.9%
Media	26.8%
Food & Staples Retailing	15.1%
Consumer Services	14.6%
Transportation	4.7%
Health Care Equipment & Services	4.1%
Commercial & Professional Services	1.4%
Software & Services	0.3%
Technology Hardware & Equipment	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA CONSUMER SERVICES UCC :: XCVII

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 23.89%1. For the same period, the Index had a total return of 13.03%2 and a volatility of 12.40%. For the period, the Fund had an average daily volume of 99,970 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Financials from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Financials	23.89%	21.74%	-16.21%
Dow Jones U.S. Financials Index	13.03%	13.50%	-1.01%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Financials	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	5.1%
Berkshire Hathaway, Inc., Class B	5.1%
JPMorgan Chase & Co.	4.8%
Bank of America Corp.	3.4%
Citigroup, Inc.	3.2%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.5%
Diversified Financials	26.1%
Real Estate	20.3%
Insurance	16.3%
Software & Services	5.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVIII :: UYG ULTRA FINANCIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on February 12, 2015 to May 31, 2015, the Fund had a total return of –17.68%1. For the same period, the Index had a total return of –7.01%2 and a volatility of 30.57%. For the period, the Fund had an average daily volume of 9,377 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining for gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

During the period, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares Ultra Gold Miners does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios*

Fund	Gross	Net
ProShares Ultra Gold Miners	1.35%	1.11%

*Reflects the expense ratio as reported in the Prospectus dated February 12, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Investment Company	29%
Swap Agreements	171%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Market Vectors Gold Miners ETF	29.3%

NYSE Arca Gold Miners Index – Composition

% of Index
Metals & Mining	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA GOLD MINERS GDXX :: XCIX

ProShares Ultra Junior Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Market Vectors Global Junior Gold Miners Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. From inception on February 12, 2015 to May 31, 2015, the Fund had a total return of –11.94%1. For the same period, the Index had a total return of –3.14%2 and a volatility of 33.29%. For the period, the Fund had an average daily volume of 8,871 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) gold mining and/or silver mining or have mining projects with the potential to generate at least 50% of their revenues from gold and/or silver when developed. The weight of companies determined to be "silver" stocks will not exceed 20% of the Index at any quarterly rebalance. Between rebalances, however, the weight may exceed 20% due to market appreciation. Such companies may include micro- and small-capitalization companies and foreign issuers.

During the period, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

As the ProShares Ultra Junior Miners does not have more than six months of operating results, a line graph of a $10,000 investment and total return table are not presented.

Expense Ratios*

Fund	Gross	Net
ProShares Ultra Junior Miners	1.42%	1.12%

*Reflects the expense ratio as reported in the Prospectus dated February 12, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Investment Company	38%
Swap Agreements	162%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Market Vectors Junior Gold Miners ETF	37.9%

Market Vectors Global Junior Gold Miners Index – Composition

% of Index
Metals & Mining	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

C :: GDJJ ULTRA JUNIOR MINERS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 60.18%1. For the same period, the Index had a total return of 28.98%2 and a volatility of 14.29%. For the period, the Fund had an average daily volume of 40,792 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Health Care from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Health Care	60.18%	47.91%	20.21%
Dow Jones U.S. Health Care Index	28.98%	23.99%	12.83%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Health Care	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.7%
Pfizer, Inc.	5.1%
Merck & Co., Inc.	4.2%
Gilead Sciences, Inc.	4.0%
Actavis PLC	2.9%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	41.2%
Biotechnology	22.5%
Health Care Providers & Services	16.4%
Health Care Equipment & Supplies	15.9%
Life Sciences Tools & Services	3.8%
Commercial Services & Supplies	0.1%
Health Care Technology	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA HEALTH CARE RXL :: CI

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 10.90%1. For the same period, the Index had a total return of 7.16%2 and a volatility of 13.29%. For the period, the Fund had an average daily volume of 3,921 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Industrials from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Industrials	10.90%	29.24%	7.76%
Dow Jones U.S. Industrials Index	7.16%	16.66%	8.33%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Industrials	1.47%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	8.0%
3M Co.	3.0%
United Technologies Corp.	2.8%
Boeing Co. (The)	2.7%
Union Pacific Corp.	2.6%

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	61.3%
Transportation	12.2%
Software & Services	10.1%
Commercial & Professional Services	5.7%
Materials	5.4%
Technology Hardware & Equipment	4.1%
Pharmaceuticals, Biotechnology	1.1%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CII :: UXI ULTRA INDUSTRIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –34.31%1. For the same period, the Index had a total return of –16.33%2 and a volatility of 21.37%. For the period, the Fund had an average daily volume of 178,831 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Oil & Gas from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Oil & Gas	-34.31%	13.21%	-1.62%
Dow Jones U.S. Oil & Gas Index	-16.33%	9.90%	5.28%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Oil & Gas	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	111%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.1%
Chevron Corp.	10.3%
Schlumberger Ltd.	6.2%
ConocoPhillips	4.2%
Kinder Morgan, Inc.	3.8%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	80.6%
Energy Equipment & Services	18.5%
Electric Utilities	0.4%
Semiconductors & Semiconductor	0.2%
Electrical Equipment	0.2%
Machinery	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA OIL & GAS DIG :: CIII

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 15.69%1. For the same period, the Index had a total return of 9.40%2 and a volatility of 12.91%. For the period, the Fund had an average daily volume of 62,466 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITS"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Real Estate from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Real Estate	15.69%	21.85%	-12.11%
Dow Jones U.S. Real Estate Index	9.40%	13.25%	2.45%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Real Estate	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.9%
American Tower Corp.	3.4%
Public Storage	2.5%
Crown Castle International Corp.	2.4%
Equity Residential	2.4%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate Investment Trusts	95.3%
Real Estate Management & Development	4.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CIV :: URE ULTRA REAL ESTATE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra S&P Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Regional Banks Select Industry IndexSM (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 26.78%1. For the same period, the Index had a total return of 12.48%2 and a volatility of 18.17%. For the period, the Fund had an average daily volume of 1,657 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is an equal-weighted index (as adjusted to ensure adequate liquidity) that seeks to provide diverse regional banking exposure. The Index includes stocks of 84 publicly traded companies that do business as regional banks or thrifts while meeting minimum market capitalization and liquidity conditions. Component companies include, among others, leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra S&P Regional Banking from April 20, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/20/10)
ProShares Ultra S&P Regional Banking	26.78%	16.71%	10.95%
KBW Regional Banking Index**	15.81%	12.41%	9.76%
S&P Regional Banks Select Industry Index**	12.48%	11.84%	9.17%

Expense Ratios***

Fund	Gross	Net
ProShares Ultra S&P Regional Banking	1.69%	0.95%

**On April 16, 2015, the Fund's underlying index changed from the KBW Regional Banking Index to the S&P Regional Banks Select Industry Index. This change was made in order to match the Fund's underlying index to its Investment Objective.

***Reflects the expense ratio as reported in the Prospectus dated April 16, 2015. Contractual fee waivers are in effect through September 30, 2016.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of the Ozarks, Inc.	1.2%
Glacier Bancorp, Inc.	1.1%
Cathay General Bancorp	1.1%
Hilltop Holdings, Inc.	1.1%
First Financial Bankshares, Inc.	1.1%

S&P Regional Banks Select Industry Index – Composition

% of Index
Banks	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA S&P REGIONAL BANKING KRU :: CV

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 60.68%1. For the same period, the Index had a total return of 30.54%2 and a volatility of 20.63%. For the period, the Fund had an average daily volume of 10,065 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Semiconductors from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Semiconductors	60.68%	27.17%	6.09%
Dow Jones U.S. Semiconductors Index	30.54%	16.55%	8.60%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Semiconductors	1.36%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	21.6%
Texas Instruments, Inc.	7.8%
Avago Technologies Ltd.	5.0%
Broadcom Corp., Class A	4.1%
Micron Technology, Inc.	4.0%

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor	99.6%
Communications Equipment	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVI :: USD ULTRA SEMICONDUCTORS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 34.66%1. For the same period, the Index had a total return of 18.30%2 and a volatility of 14.56%. For the period, the Fund had an average daily volume of 26,893 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Technology from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Technology	34.66%	28.55%	11.50%
Dow Jones U.S. Technology Index	18.30%	16.12%	9.81%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Technology	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	13.2%
Microsoft Corp.	6.7%
Facebook, Inc., Class A	2.9%
Intel Corp.	2.8%
International Business Machines Corp.	2.7%

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	47.5%
Technology Hardware & Equipment	36.4%
Semiconductors & Semiconductor	15.0%
Health Care Equipment & Services	0.8%
Consumer Durables & Apparel	0.2%
Commercial & Professional Services	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA TECHNOLOGY ROM :: CVII

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 1.19%1. For the same period, the Index had a total return of 2.54%2 and a volatility of 14.44%. For the period, the Fund had an average daily volume of 1,746 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Telecommunications from March 25, 2008 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (3/25/08)
ProShares Ultra Telecommunications	1.19%	20.78%	5.56%
Dow Jones U.S. Select Telecommunications Index	2.54%	12.35%	6.84%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Telecommunications	2.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	7.4%
AT&T, Inc.	7.4%
T-Mobile US, Inc.	4.8%
Level 3 Communications, Inc.	4.6%
CenturyLink, Inc.	4.4%

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Diversified Telecommunication	66.4%
Wireless Telecommunication Services	30.8%
Communications Equipment	2.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVIII :: LTL ULTRA TELECOMMUNICATIONS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 11.22%1. For the same period, the Index had a total return of 7.59%2 and a volatility of 15.59%. For the period, the Fund had an average daily volume of 10,552 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Utilities from January 30, 2007 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/30/07)
ProShares Ultra Utilities	11.22%	25.44%	6.68%
Dow Jones U.S. Utilities Index	7.59%	14.11%	6.61%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Utilities	1.65%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	6.6%
NextEra Energy, Inc.	5.6%
Dominion Resources, Inc.	5.1%
Southern Co. (The)	4.9%
Exelon Corp.	3.6%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	52.3%
Multi-Utilities	35.0%
Gas Utilities	6.4%
Independent Power and Renewable	4.2%
Water Utilities	2.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA UTILITIES UPW :: CIX

ProShares UltraPro Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 34.67%1. For the same period, the Index had a total return of 13.03%2 and a volatility of 12.40%. For the period, the Fund had an average daily volume of 4,422 shares and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Financials from July 10, 2012 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (7/10/12)
ProShares UltraPro Financials	34.67%	66.67%
Dow Jones U.S. Financials Index	13.03%	21.63%

Expense Ratios**

Fund	Gross	Net
ProShares UltraPro Financials	1.49%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	233%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	4.3%
Berkshire Hathaway, Inc., Class B	4.3%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	2.9%
Citigroup, Inc.	2.7%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.5%
Diversified Financials	26.1%
Real Estate	20.3%
Insurance	16.3%
Software & Services	5.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CX :: FINU ULTRAPRO FINANCIALS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –5.02%1. For the same period, the Index had a total return of –0.48%2 and a volatility of 10.37%. For the period, the Fund had an average daily volume of 5,655 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI EAFE from June 2, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/02/09)
ProShares Ultra MSCI EAFE	-5.02%	14.22%	11.13%
MSCI EAFE Index	-0.48%	9.89%	8.76%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI EAFE	1.47%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	22.7%
United Kingdom	20.4%
Others	12.3%
France	9.6%
Switzerland	9.4%
Germany	8.8%
Australia	7.0%
Spain	3.5%
Hong Kong	3.3%
Sweden	3.0%

MSCI EAFE Index – Composition

% of Index
Financials	25.8%
Consumer Discretionary	13.1%
Industrials	12.8%
Health Care	11.3%
Consumer Staples	11.0%
Materials	7.5%
Energy	5.3%
Information Technology	4.8%
Telecommunication Services	4.7%
Utilities	3.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MSCI EAFE EFO :: CXI

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –6.07%1. For the same period, the Index had a total return of -0.01%2 and a volatility of 11.39%. For the period, the Fund had an average daily volume of 12,254 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Emerging Markets from June 2, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/02/09)
ProShares Ultra MSCI Emerging Markets	-6.07%	0.40%	3.29%
MSCI Emerging Markets Index	-0.01%	4.29%	6.43%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Emerging Markets	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	25.3%
Korea	14.6%
Others	13.7%
Taiwan	13.0%
South Africa	7.4%
Brazil	7.3%
India	6.9%
Mexico	4.6%
Russia	3.9%
Malaysia	3.3%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	29.2%
Information Technology	18.4%
Consumer Discretionary	9.1%
Energy	8.4%
Consumer Staples	8.0%
Materials	7.3%
Telecommunication Services	7.2%
Industrials	6.9%
Utilities	3.2%
Health Care	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXII :: EET ULTRA MSCI EMERGING MARKETS :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –10.53%1. For the same period, the Index had a total return of –4.64%2 and a volatility of 13.40%. For the period, the Fund had an average daily volume of 10,789 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies. The Index utilizes free float-adjusted market capitalizations and components are screened for liquidity.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE Europe from April 27, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Index performance through April 22, 2013 reflects the performance of the MSCI Europe Index. Index performance beginning on April 23, 2013 reflects the performance of the FTSE Developed Europe Index.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/27/10)
ProShares Ultra FTSE Europe	-10.53%	16.96%	10.62%
FTSE Developed Europe Index	-4.64%	10.57%	7.49%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra FTSE Europe	1.34%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
FTSE Developed Europe Index – Country

% of Index
United Kingdom	32.2%
Switzerland	14.4%
France	14.2%
Germany	13.4%
Others	5.3%
Spain	5.1%
Sweden	4.6%
Netherlands	4.4%
Italy	3.7%
Denmark	2.7%

FTSE Developed Europe
Index – Composition

% of Index
Financials	22.7%
Health Care	13.7%
Consumer Staples	13.3%
Consumer Discretionary	11.8%
Industrials	11.4%
Materials	7.8%
Energy	7.1%
Telecommunication Services	4.7%
Utilities	4.0%
Information Technology	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA FTSE EUROPE UPV :: CXIII

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –11.22%1. For the same period, the Index had a total return of –3.13%2 and a volatility of 12.15%. For the period, the Fund had an average daily volume of 956 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Pacific ex-Japan from April 27, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/27/10)
ProShares Ultra MSCI Pacific ex-Japan	-11.22%	11.67%	5.41%
MSCI Pacific ex-Japan Index	-3.13%	9.20%	5.94%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Pacific ex-Japan	5.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	59.2%
Hong Kong	27.7%
Singapore	11.9%
New Zealand	1.2%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	55.2%
Industrials	10.5%
Materials	9.4%
Consumer Staples	5.1%
Utilities	4.6%
Consumer Discretionary	4.5%
Telecommunication Services	3.7%
Health Care	3.5%
Energy	3.0%
Information Technology	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXIV :: UXJ ULTRA MSCI PACIFIC EX-JAPAN :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –55.19%1. For the same period, the Index had a total return of –27.70%2 and a volatility of 33.51%. For the period, the Fund had an average daily volume of 10,240 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in ProShares Ultra MSCI Brazil Capped from April 27, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/27/10)
ProShares Ultra MSCI Brazil Capped	-55.19%	-26.02%	-28.83%
MSCI Brazil 25/50 Index	-27.70%	-9.36%	-11.20%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Brazil Capped	2.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	31.8%
Consumer Staples	19.7%
Energy	11.7%
Materials	11.2%
Consumer Discretionary	6.3%
Utilities	5.9%
Industrials	5.3%
Information Technology	4.4%
Telecommunication Services	3.0%
Health Care	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MSCI BRAZIL CAPPED UBR :: CXV

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index® (the "Index")**. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 76.43%1. For the same period, the Index had a total return of 38.49%2 and a volatility of 19.74%. For the period, the Fund had an average daily volume of 26,424 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE China 50 from June 2, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/02/09)
ProShares Ultra FTSE China 50	76.43%	8.92%	7.50%
FTSE China 50 Index**	38.49%	7.72%	7.43%

Expense Ratios***

Fund	Gross	Net
ProShares Ultra FTSE China 50	1.19%	0.95%

**As of September 22, 2014, the methodology of the underlying index of this ETF changed from an index consisting of 25 securities to an index consisting of 50 securities and was renamed FTSE China 50.

***Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	50.3%
Energy	13.0%
Information Technology	11.5%
Telecommunication Services	10.8%
Industrials	7.2%
Consumer Discretionary	2.7%
Utilities	2.3%
Consumer Staples	1.4%
Materials	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVI :: XPP ULTRA FTSE CHINA 50 :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 25.84%1. For the same period, the Index had a total return of 15.96%2 and a volatility of 14.89%. For the period, the Fund had an average daily volume of 5,892 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Japan from June 2, 2009 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (6/02/09)
ProShares Ultra MSCI Japan	25.84%	11.59%	9.33%
MSCI Japan Index	15.96%	8.72%	7.85%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Japan	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	22.5%
Financials	19.9%
Industrials	19.1%
Information Technology	10.7%
Health Care	6.8%
Consumer Staples	6.6%
Materials	6.1%
Telecommunication Services	5.0%
Utilities	2.5%
Energy	0.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA MSCI JAPAN EZJ :: CXVII

ProShares Ultra MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of –22.90%1. For the same period, the Index had a total return of –9.95%2 and a volatility of 16.81%. For the period, the Fund had an average daily volume of 1,166 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally positively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Mexico Capped IMI from April 27, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Index performance through February 10, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (4/27/10)
ProShares Ultra MSCI Mexico Capped IMI	-22.90%	4.67%	1.54%
MSCI Mexico IMI 25/50 Index	-9.95%	4.75%	3.00%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra MSCI Mexico Capped IMI	3.13%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Consumer Staples	23.9%
Financials	21.0%
Telecommunication Services	16.4%
Materials	13.8%
Industrials	12.5%
Consumer Discretionary	11.8%
Health Care	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXVIII :: UMX ULTRA MSCI MEXICO CAPPED IMI :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 9.07%1. For the same period, the Index had a total return of 5.14%2 and a volatility of 5.53%. For the period, the Fund had an average daily volume of 466,013 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 7-10 Year Treasury from January 19, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/19/10)
ProShares Ultra 7-10 Year Treasury	9.07%	9.42%	10.63%
Barclays U.S. 7-10 Year Treasury Bond Index	5.14%	5.27%	5.82%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 7-10 Year Treasury	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	73%
Swap Agreements	125%
Futures Contracts	2%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA 7-10 YEAR TREASURY UST :: CXIX

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 20.32%1. For the same period, the Index had a total return of 11.10%2 and a volatility of 12.89%. For the period, the Fund had an average daily volume of 34,525 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

During the year ended May 31, 2015, the Fund invested in swap agreements and futures contracts in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with swap agreements. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 20+ Year Treasury from January 19, 2010 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Five Years	Since Inception (1/19/10)
ProShares Ultra 20+ Year Treasury	20.32%	14.51%	16.55%
Barclays U.S. 20+ Year Treasury Bond Index	11.10%	8.55%	9.51%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra 20+ Year Treasury	1.51%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	80%
Swap Agreements	116%
Futures Contracts	5%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXX :: UBT ULTRA 20+ YEAR TREASURY :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 0.25%1. For the same period, the Index had a total return of 1.37%2 and a volatility of 4.02%. For the period, the Fund had an average daily volume of 833 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in exchange-traded funds ("ETFs")and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund generally benefited from financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra High Yield from April 13, 2011 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (4/13/11)
ProShares Ultra High Yield	0.25%	10.54%
Markit iBoxx $ Liquid High Yield Index	1.37%	6.40%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra High Yield	6.35%	1.05%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Investment Company	70%
Swap Agreements	130%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

PROSHARES TRUST MANAGEMENT DISCUSSION OF FUND PERFORMANCE :: ULTRA HIGH YIELD UJB :: CXXI

ProShares Ultra Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. For the year ended May 31, 2015, the Fund had a total return of 2.77%1. For the same period, the Index had a total return of 2.93%2 and a volatility of 4.92%. For the period, the Fund had an average daily volume of 388 shares and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.3

The Fund takes positions in exchange-traded funds ("ETFs") and/or derivatives that, in combination, should have similar daily return characteristics as two times the daily return of the Index. The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the year ended May 31, 2015, the Fund invested in swap agreements in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying index and the Fund was generally negatively impacted by financing rates associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties for the Fund to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Investment Grade Corporate from April 13, 2011 to May 31, 2015, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/15

	One Year	Since Inception (4/13/11)
ProShares Ultra Investment Grade Corporate	2.77%	10.37%
Markit iBoxx $ Liquid Investment Grade Index	2.93%	6.36%

Expense Ratios**

Fund	Gross	Net
ProShares Ultra Investment Grade Corporate	4.98%	1.02%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2014. Contractual fee waivers are in effect through September 30, 2015.

Allocation of Portfolio Holdings & Index Composition as of 5/31/15

Market Exposure

Investment Type	% of Net Assets
Investment Company	71%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade
Index – Composition

% of Index
Investment Grade	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month please visit www.ProShares.com.

1  Fund returns are based on the NAV of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the Fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the level of the Index is not determined at the same time that the Fund's NAV is calculated, correlation to the Index is measured by comparing the daily total return of one or more U.S. exchange-traded securities or instruments that reflect the values of securities underlying the Index as of the Fund's NAV calculation time to the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXXII :: IGU ULTRA INVESTMENT GRADE CORPORATE :: MANAGEMENT DISCUSSION OF FUND PERFORMANCE PROSHARES TRUST

EXPENSE EXAMPLES

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXIII

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, May 31, 2015.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, May 31, 2015.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Morningstar Alternatives Solution ETF (a)	ALTERNATIVE SOLUTIONS PROSHARES
Actual	$1,000.00	$1,007.30	$0.80	0.16%
Hypothetical	$1,000.00	$1,024.13	$0.81	0.16%
DJ Brookfield Global Infrastructure ETF	SPECIALTY EQUITY PROSHARES
Actual	$1,000.00	$997.70	$2.24	0.45%
Hypothetical	$1,000.00	$1,022.69	$2.27	0.45%
Global Listed Private Equity ETF
Actual	$1,000.00	$1,053.50	$3.07	0.60%
Hypothetical	$1,000.00	$1,021.94	$3.02	0.60%
Large Cap Core Plus
Actual	$1,000.00	$1,013.50	$2.26	0.45%
Hypothetical	$1,000.00	$1,022.69	$2.27	0.45%
S&P 500 Dividend Aristocrats ETF	DIVIDEND GROWERS PROSHARES
Actual	$1,000.00	$1,011.80	$1.76	0.35%
Hypothetical	$1,000.00	$1,023.19	$1.77	0.35%
S&P MidCap 400 Dividend Aristocrats ETF (b)
Actual	$1,000.00	$1,010.70	$1.29	0.40%
Hypothetical	$1,000.00	$1,022.94	$2.02	0.40%
Russell 2000 Dividend Growers ETF (b)
Actual	$1,000.00	$989.10	$1.28	0.40%
Hypothetical	$1,000.00	$1,022.94	$2.02	0.40%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$1,050.10	$2.56	0.50%
Hypothetical	$1,000.00	$1,022.44	$2.52	0.50%

CXXIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
High Yield-Interest Rate Hedged	HEDGED FIXED INCOME PROSHARES
Actual	$1,000.00	$1,004.70	$2.50	0.50%
Hypothetical	$1,000.00	$1,022.44	$2.52	0.50%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$996.10	$1.49	0.30%
Hypothetical	$1,000.00	$1,023.44	$1.51	0.30%
USD Covered Bond	GLOBAL FIXED INCOME PROSHARES
Actual	$1,000.00	$1,006.20	$1.75	0.35%
Hypothetical	$1,000.00	$1,023.19	$1.77	0.35%
German Sovereign/Sub-Sovereign ETF
Actual	$1,000.00	$889.50	$2.12	0.45%
Hypothetical	$1,000.00	$1,022.69	$2.27	0.45%
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$1,000.00	$2.49	0.50%
Hypothetical	$1,000.00	$1,022.44	$2.52	0.50%
Hedge Replication ETF	HEDGE STRATEGIES PROSHARES
Actual	$1,000.00	$1,022.30	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Merger ETF
Actual	$1,000.00	$1,009.80	$3.76	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
RAFI® Long/Short
Actual	$1,000.00	$986.40	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
30 Year TIPS/TSY Spread	INFLATION PROSHARES
Actual	$1,000.00	$961.50	$3.67	0.75%
Hypothetical	$1,000.00	$1,021.19	$3.78	0.75%
CDS North American HY Credit ETF	CREDIT PROSHARES
Actual	$1,000.00	$1,009.40	$2.50	0.50%
Hypothetical	$1,000.00	$1,022.44	$2.52	0.50%
CDS Short North American HY Credit ETF
Actual	$1,000.00	$985.50	$2.48	0.50%
Hypothetical	$1,000.00	$1,022.44	$2.52	0.50%
Short S&P500®	GEARED PROSHARES
Actual	$1,000.00	$960.90	$4.40	0.90%
Hypothetical	$1,000.00	$1,020.44	$4.53	0.90%
Short QQQ®
Actual	$1,000.00	$943.90	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Dow30SM
Actual	$1,000.00	$967.00	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXV

	Beginning Account Value	Ending Account Value 05/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MidCap400
Actual	$1,000.00	$927.80	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Russell2000
Actual	$1,000.00	$918.30	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short SmallCap600
Actual	$1,000.00	$928.00	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort S&P500®
Actual	$1,000.00	$919.60	$4.36	0.91%
Hypothetical	$1,000.00	$1,020.39	$4.58	0.91%
UltraShort QQQ®
Actual	$1,000.00	$886.20	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$930.80	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MidCap400
Actual	$1,000.00	$857.20	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000
Actual	$1,000.00	$837.80	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$855.10	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$872.40	$4.39	0.94%
Hypothetical	$1,000.00	$1,020.24	$4.73	0.94%
UltraPro Short QQQ®
Actual	$1,000.00	$822.90	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$888.00	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$784.00	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$753.90	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short Basic Materials
Actual	$1,000.00	$971.50	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Financials
Actual	$1,000.00	$962.50	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Oil & Gas
Actual	$1,000.00	$975.20	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Real Estate
Actual	$1,000.00	$986.80	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short S&P Regional Banking
Actual	$1,000.00	$901.50	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$936.40	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$629.60	$3.86	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$962.20	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$849.30	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Financials
Actual	$1,000.00	$922.10	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Gold Miners (c)
Actual	$1,000.00	$1,049.30	$2.88	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Junior Miners (c)
Actual	$1,000.00	$920.80	$2.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Health Care
Actual	$1,000.00	$802.10	$4.27	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Industrials
Actual	$1,000.00	$931.00	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXVII

	Beginning Account Value	Ending Account Value 05/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Oil & Gas
Actual	$1,000.00	$931.50	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Real Estate
Actual	$1,000.00	$967.10	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$833.70	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Technology
Actual	$1,000.00	$891.90	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$977.90	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Utilities
Actual	$1,000.00	$983.10	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Financials
Actual	$1,000.00	$872.10	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI EAFE
Actual	$1,000.00	$936.20	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$973.50	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short FTSE China 50
Actual	$1,000.00	$787.80	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$869.70	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$936.00	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$877.10	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$931.90	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$1,390.00	$5.66	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$604.40	$3.80	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$751.40	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Mexico Capped IMI
Actual	$1,000.00	$1,132.00	$5.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$973.30	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$964.40	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short High Yield
Actual	$1,000.00	$962.60	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$986.60	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$963.40	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$949.00	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$922.70	$4.51	0.94%
Hypothetical	$1,000.00	$1,020.24	$4.73	0.94%
UltraShort TIPS
Actual	$1,000.00	$987.70	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$873.50	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,044.10	$4.54	0.89%
Hypothetical	$1,000.00	$1,020.49	$4.48	0.89%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXIX

	Beginning Account Value	Ending Account Value 05/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$1,072.30	$4.91	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,029.20	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,116.00	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,124.90	$5.03	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,106.10	$4.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,054.00	$4.86	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,093.50	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,029.70	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,165.40	$5.13	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,175.10	$5.15	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,003.00	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,396.00	$5.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$997.70	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,124.50	$5.03	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXXX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 05/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Financials
Actual	$1,000.00	$1,032.80	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Gold Miners (c)
Actual	$1,000.00	$823.20	$2.56	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Junior Miners (c)
Actual	$1,000.00	$880.60	$2.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Health Care
Actual	$1,000.00	$1,176.80	$5.16	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Industrials
Actual	$1,000.00	$1,020.30	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$958.40	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Real Estate
Actual	$1,000.00	$975.40	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra S&P Regional Banking
Actual	$1,000.00	$1,136.30	$5.06	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,087.40	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Technology
Actual	$1,000.00	$1,050.30	$4.86	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Telecommunications
Actual	$1,000.00	$962.10	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Utilities
Actual	$1,000.00	$948.40	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Financials
Actual	$1,000.00	$1,035.20	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$1,083.60	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: CXXXI

	Beginning Account Value	Ending Account Value 05/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Emerging Markets
Actual	$1,000.00	$988.60	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$1,057.60	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$1,011.20	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$572.00	$3.72	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$1,432.90	$5.76	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,255.20	$5.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Mexico Capped IMI
Actual	$1,000.00	$796.80	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,031.20	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,024.10	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra High Yield
Actual	$1,000.00	$1,042.40	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$993.40	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  In addition to the fees and expenses which the Morningstar Alternatives Solution ETF bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ProShares ETFs in which the Fund invests. The Fund's Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of the Fund. If the Fund's Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.95% for both the Actual and Hypothetical Expense Examples.

(b)  The Fund commenced operations on February 3, 2015. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 117 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

(c)  The Fund commenced operations February 12, 2015. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 108 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half year period).

CXXXII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: 1

Shares		Value
	Exchange Traded Funds — 99.9%
18,232	ProShares 30 Year TIPS/TSY Spread±	$564,189
64,819	ProShares DJ Brookfield Global Infrastructure ETF±	2,864,027
43,718	ProShares Global Listed Private Equity ETF±	1,845,993
113,930	ProShares Hedge Replication ETF*±	4,938,865
299,239	ProShares Managed Futures Strategy ETF*±	6,288,508
103,559	ProShares Merger ETF±	3,802,169
76,436	ProShares RAFI Long/Short±	3,134,640
	Total Exchange Traded Funds (Cost $23,355,355)	23,438,391
Principal Amount
	Repurchase Agreements (a) — 4.0%
$932,933	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $932,939	932,933
	Total Repurchase Agreements (Cost $932,933)	932,933
	Total Investment Securities (Cost $24,288,288) — 103.9%	24,371,324
	Liabilities in excess of other assets — (3.9%)	(913,048)
	Net Assets — 100.0%	$23,458,276

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

±  Affiliated company as defined under the Investment Company Act of 1940.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,163
Aggregate gross unrealized depreciation	(154,756)
Net unrealized appreciation	$60,407
Federal income tax cost of investments	$24,310,917

Investment in a company which was affiliated for the period ending May 31, 2015, was as follows:

Security	Value October 8, 2014	Purchases at Cost	Sales at Cost	Value May 31, 2015	Dividend Income	Realized Gain/(Loss)
ProShares 30 Year TIPS/TSY Spread	$—	$893,179	$299,804	$564,189	$—	$(7,225)
ProShares DJ Brookfield Global Infrastructure ETF	—	5,235,999	2,445,359	2,864,027	37,124	34,932
ProShares Global Listed Private Equity ETF	—	4,038,837	2,219,212	1,845,993	39,401	(52,236)
ProShares Hedge Replication ETF	—	7,177,685	2,403,633	4,938,865	—	44,742
ProShares Managed Futures Strategy ETF	—	9,015,684	2,837,672	6,288,508	—	183,335
ProShares Merger ETF	—	5,273,519	1,470,817	3,802,169	13,958	10,977
ProShares RAFI Long/Short	—	7,651,018	4,394,994	3,134,640	31,379	(73,599)
	$—	$39,285,921	$16,071,491	$23,438,391	$121,862	$140,926

Further information about each affiliated Underlying Fund, other than ProShares Managed Futures Strategy, may be found herein. The most recent annual report for the ProShares Managed Futures Strategy, a series of ProShares Trust II, may be found at www.ProShares.com.

See accompanying notes to the financial statements.

2 :: ALTS MORNINGSTAR ALTERNATIVES SOLUTION ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 83.0%
	Consumer Discretionary — 3.0%
6,114	Eutelsat Communications S.A.	$208,233
17,369	SES S.A. (FDR)	615,022
		823,255
	Energy — 19.7%
3,822	Cheniere Energy, Inc.*	289,822
1,071	Enbridge Energy Management LLC	38,706
21,532	Enbridge, Inc.	1,029,852
889	EnLink Midstream LLC	29,435
7,535	Inter Pipeline Ltd.	187,466
3,994	Keyera Corp.	131,517
29,978	Kinder Morgan, Inc.	1,243,787
1,542	Koninklijke Vopak N.V.	76,719
3,597	ONEOK, Inc.	150,786
8,361	Pembina Pipeline Corp.	269,534
738	SemGroup Corp., Class A	58,081
11,599	Spectra Energy Corp.	407,937
732	Targa Resources Corp.	67,307
17,298	TransCanada Corp.	749,728
6,561	Veresen, Inc.	97,972
11,727	Williams Cos., Inc. (The)	599,250
		5,427,899
	Financials — 6.6%
11,527	American Tower Corp. (REIT)	1,069,590
9,251	Crown Castle International Corp. (REIT)	754,419
		1,824,009
	Industrials — 14.4%
14,971	Abertis Infraestructuras S.A.	263,000
1,241	Aeroports de Paris	153,541
15,982	Atlantia SpA	411,092
36,020	Auckland International Airport Ltd.	123,939
59,928	Beijing Capital International Airport Co. Ltd., Class H	71,725
13,407	Beijing Enterprises Holdings Ltd.	117,321
70,533	China Merchants Holdings International Co. Ltd.	311,109
3,644	Empresas ICA SAB de CV (ADR)*	12,280
16,371	Ferrovial S.A.	353,402
151	Flughafen Zuerich AG	119,454
1,460	Fraport AG Frankfurt Airport Services Worldwide	95,826
21,744	Groupe Eurotunnel SE	327,534
1,352	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	96,262
800	Grupo Aeroportuario del Sureste SAB de CV (ADR)	115,232
904	Hamburger Hafen und Logistik AG	19,520
Shares		Value
	Common Stocks (continued)
213,523	Hutchison Port Holdings Trust, Class U	$140,925
2,872	Japan Airport Terminal Co. Ltd.	167,764
48,311	Jiangsu Expressway Co. Ltd., Class H	67,292
15,025	Macquarie Atlas Roads Group	37,908
1,538	Obrascon Huarte Lain S.A.	28,885
2,588	Societa Iniziative Autostradali e Servizi SpA	28,339
42,558	Sydney Airport	185,140
72,057	Transurban Group	560,277
2,408	Westshore Terminals Investment Corp.	64,266
56,681	Zhejiang Expressway Co. Ltd., Class H	88,308
		3,960,341
	Telecommunication Services — 1.5%
3,608	SBA Communications Corp., Class A*	403,410
	Utilities — 37.8%
2,066	AGL Resources, Inc.	104,064
1,141	American States Water Co.	43,849
5,290	American Water Works Co., Inc.	279,682
26,959	APA Group	192,099
5,227	Aqua America, Inc.	137,575
1,735	Atmos Energy Corp.	93,725
65,339	AusNet Services	76,181
178,170	Beijing Enterprises Water Group Ltd.*	150,512
1,411	California Water Service Group	33,709
11,685	CenterPoint Energy, Inc.	238,023
66,340	China Gas Holdings Ltd.	114,308
25,070	China Resources Gas Group Ltd.	77,276
13,511	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	78,499
8,144	Consolidated Edison, Inc.	503,625
60,549	DUET Group	118,047
1,313	Elia System Operator S.A./N.V.*	56,940
5,279	Enagas S.A.	151,819
21,572	ENN Energy Holdings Ltd.	144,951
8,828	Eversource Energy	434,779
10,828	Fortis, Inc.	330,691
168,656	Hong Kong & China Gas Co. Ltd.	406,759
4,590	ITC Holdings Corp.	161,981
746	Laclede Group, Inc. (The)	39,918
150,881	National Grid PLC	2,153,864
1,462	New Jersey Resources Corp.	43,962
5,453	NiSource, Inc.	257,273
451	Northwest Natural Gas Co.	20,160
1,359	NorthWestern Corp.	70,695
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 3

Shares		Value
	Common Stocks (continued)
898	ONE Gas, Inc.	$39,808
15,492	Pennon Group PLC	202,092
7,413	Pepco Holdings, Inc.	202,004
12,830	PG&E Corp.	686,020
1,355	Piedmont Natural Gas Co., Inc.	50,528
4,279	Red Electrica Corp. S.A.	359,897
3,997	Sempra Energy	429,558
9,423	Severn Trent PLC	316,414
54,025	Snam SpA	267,248
805	Southwest Gas Corp.	43,840
52,911	Spark Infrastructure Group	80,704
53,874	Terna Rete Elettrica Nazionale SpA	256,797
11,894	Toho Gas Co. Ltd.	74,364
59,304	Tokyo Gas Co. Ltd.	328,784
9,329	Towngas China Co. Ltd.*	9,734
1,669	UIL Holdings Corp.	84,602
26,957	United Utilities Group PLC	410,363
894	WGL Holdings, Inc.	51,441
		10,409,164
	Total Common Stocks (Cost $23,006,192)	22,848,078
	Investment Companies — 0.7%
	Financials — 0.7%
22,995	3i Infrastructure PLC	59,045
49,304	HICL Infrastructure Co. Ltd.	115,295
		174,340
	Total Investment Companies (Cost $170,383)	174,340
	Master Limited Partnerships — 15.9%
	Energy — 15.3%
934	Antero Midstream Partners LP	26,619
2,018	Boardwalk Pipeline Partners LP	32,328
2,181	Buckeye Partners LP	168,657
706	Cheniere Energy Partners LP	23,432
1,170	Crestwood Equity Partners LP	5,850
2,732	Crestwood Midstream Partners LP	36,663
1,509	DCP Midstream Partners LP	57,040
486	Dominion Midstream Partners LP	20,490
3,471	Enbridge Energy Partners LP	128,739
7,084	Energy Transfer Equity LP	486,458
7,305	Energy Transfer Partners LP	410,760
2,222	EnLink Midstream Partners LP	55,150
21,642	Enterprise Products Partners LP	701,634
880	EQT Midstream Partners LP	73,630
1,292	Genesis Energy LP	62,830
594	Holly Energy Partners LP	20,036
Shares		Value
	Master Limited Partnerships (continued)
3,926	Magellan Midstream Partners LP	$312,981
2,787	MarkWest Energy Partners LP	180,124
334	MPLX LP	24,382
1,117	NuStar Energy LP	69,712
567	NuStar GP Holdings LLC	21,761
2,674	ONEOK Partners LP	104,420
427	Phillips 66 Partners LP	31,060
6,939	Plains All American Pipeline LP	325,786
3,272	Plains GP Holdings LP, Class A	91,485
841	Spectra Energy Partners LP	42,891
674	Summit Midstream Partners LP	22,667
2,496	Sunoco Logistics Partners LP	98,842
2,620	Targa Resources Partners LP	113,262
787	TC PipeLines LP	50,289
858	Tesoro Logistics LP	49,601
294	Valero Energy Partners LP	15,056
417	Western Gas Equity Partners LP	26,709
1,246	Western Gas Partners LP	85,351
4,217	Williams Partners LP	235,646
		4,212,341
	Utilities — 0.6%
4,018	Brookfield Infrastructure Partners LP	173,778
	Total Master Limited Partnerships (Cost $4,526,210)	4,386,119
Principal Amount
	Repurchase Agreements (a) — 1.0%
$285,296	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $285,297	285,296
	Total Repurchase Agreements (Cost $285,296)	285,296
	Total Investment Securities (Cost $27,988,081) — 100.6%	27,693,833
	Liabilities in excess of other assets — (0.6%)	(165,165)
	Net Assets — 100.0%	$27,528,668

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

FDR  Finnish Depositary Receipt

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

4 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$897,601
Aggregate gross unrealized depreciation	(1,218,097)
Net unrealized depreciation	$(320,496)
Federal income tax cost of investments	$28,014,329

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of May 31, 2015:

United States	48.6%
United Kingdom	11.1%
Canada	10.4%
Australia	4.5%
Spain	4.3%
Hong Kong	4.2%
Italy	3.5%
France	2.6%
Luxembourg	2.2%
Japan	2.1%
China	1.3%
Mexico	0.8%
Bermuda	0.6%
Germany	0.5%
Guernsey	0.5%
New Zealand	0.5%
Singapore	0.5%
Switzerland	0.4%
Brazil	0.3%
Netherlands	0.3%
Belgium	0.2%
Jersey	0.2%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 5

Shares		Value
	Common Stocks — 91.7%
	Financials — 91.7%
191,529	3i Group PLC	$1,648,086
7,996	Altamir	98,359
73,617	American Capital Ltd.*	1,045,361
69,952	Apollo Investment Corp.	549,123
83,365	Ares Capital Corp.	1,396,364
21,749	BlackRock Capital Investment Corp.	204,876
79,861	Brait SE*	698,478
3,158	Deutsche Beteiligungs AG	100,046
9,410	Eurazeo S.A.	630,435
44,457	Fifth Street Finance Corp.	308,532
5,675	Gimv N.V.	269,072
14,119	Golub Capital BDC, Inc.	244,541
20,075	Hercules Technology Growth Capital, Inc.	257,562
80,223	Intermediate Capital Group PLC	734,451
118,700	IP Group PLC*	388,241
13,324	Main Street Capital Corp.	411,312
15,293	New Mountain Finance Corp.	231,230
23,981	Onex Corp.	1,354,282
21,948	PennantPark Investment Corp.	211,798
76,407	Prospect Capital Corp.	603,615
55,340	Ratos AB, Class B	357,619
5,968	Safeguard Scientifics, Inc.*	106,947
11,902	Solar Capital Ltd.	227,566
13,900	TCP Capital Corp.	225,458
9,641	Triangle Capital Corp.	232,734
7,694	Wendel S.A.	980,660
		13,516,748
	Total Common Stocks (Cost $13,100,915)	13,516,748
	Investment Companies — 6.2%
	Financials — 6.2%
10,668	Electra Private Equity PLC*	526,651
1,814	HBM Healthcare Investments AG, Class A*	208,643
10,588	HgCapital Trust PLC	175,420
		910,714
	Total Investment Companies (Cost $766,511)	910,714
Shares		Value
	Master Limited Partnership — 1.4%
	Financials — 1.4%
12,753	Compass Diversified Holdings	$208,384
	Total Master Limited Partnership (Cost $212,978)	208,384
Principal Amount
	Repurchase Agreements (a) — 0.6%
$89,036	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $89,036	89,036
	Total Repurchase Agreements (Cost $89,036)	89,036
	Total Investment Securities (Cost $14,169,440) — 99.9%	14,724,882
	Other assets less liabilities — 0.1%	21,250
	Net Assets — 100.0%	$14,746,132

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$944,042
Aggregate gross unrealized depreciation	(694,457)
Net unrealized appreciation	$249,585
Federal income tax cost of investments	$14,475,297

See accompanying notes to the financial statements.

6 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of May 31, 2015:

United States	43.8%
United Kingdom	23.6%
France	11.7%
Canada	9.2%
Malta	4.7%
Sweden	2.4%
Belgium	1.8%
Switzerland	1.4%
Germany	0.7%
Other[1]	0.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 7

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 94.4%
23,137	Amgen, Inc. (Health Care)	0.7%	$3,615,388
102,209	Apple, Inc. (Information Technology)	2.7%	13,315,789
40,234	Archer-Daniels-Midland Co. (Consumer Staples)	0.4%	2,126,367
60,161	AT&T, Inc. (Telecommunication Services)	0.4%	2,077,961
15,643	Avago Technologies Ltd. (Information Technology)	0.5%	2,316,259
30,685	Baxter International, Inc. (Health Care)	0.4%	2,043,928
25,916	Berkshire Hathaway, Inc., Class B* (Financials)	0.8%	3,705,988
5,277	Biogen, Inc.* (Health Care)	0.4%	2,094,916
6,072	BlackRock, Inc. (Financials)	0.5%	2,221,016
22,841	Cardinal Health, Inc. (Health Care)	0.4%	2,013,891
22,553	Chevron Corp. (Energy)	0.5%	2,322,959
83,779	Cisco Systems, Inc. (Information Technology)	0.5%	2,455,562
77,690	Citigroup, Inc. (Financials)	0.9%	4,201,475
21,703	CME Group, Inc. (Financials)	0.4%	2,044,423
34,407	Cognizant Technology Solutions Corp., Class A* (Information Technology)	0.5%	2,226,821
33,734	ConocoPhillips (Energy)	0.4%	2,148,181
35,657	CVS Health Corp. (Consumer Staples)	0.8%	3,650,564
40,806	Dow Chemical Co. (The) (Materials)	0.4%	2,124,768
24,998	EOG Resources, Inc. (Energy)	0.4%	2,217,073
30,367	Express Scripts Holding Co.* (Health Care)	0.5%	2,646,180
63,156	Exxon Mobil Corp. (Energy)	1.1%	5,380,891
50,667	Facebook, Inc., Class A* (Information Technology)	0.8%	4,012,320
140,291	General Electric Co. (Industrials)	0.8%	3,825,736
64,770	General Motors Co. (Consumer Discretionary)	0.5%	2,329,777
41,857	Gilead Sciences, Inc.* (Health Care)	1.0%	4,699,285
5,426	Google, Inc., Class A* (Information Technology)	0.6%	2,958,906
78,021	Hewlett-Packard Co. (Information Technology)	0.5%	2,605,901
28,395	Honeywell International, Inc. (Industrials)	0.6%	2,958,759
59,912	Intel Corp. (Information Technology)	0.4%	2,064,568
19,380	Intuit, Inc. (Information Technology)	0.4%	2,018,427
47,726	Johnson & Johnson (Health Care)	1.0%	4,779,282
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
49,437	JPMorgan Chase & Co. (Financials)	0.7%	$3,251,966
27,918	Kroger Co. (The) (Consumer Staples)	0.4%	2,032,430
12,160	Lockheed Martin Corp. (Industrials)	0.5%	2,288,512
34,601	Marsh & McLennan Cos., Inc. (Financials)	0.4%	2,014,816
9,417	McKesson Corp. (Health Care)	0.5%	2,233,995
34,407	Merck & Co., Inc. (Health Care)	0.4%	2,095,042
48,432	MetLife, Inc. (Financials)	0.5%	2,531,056
129,652	Microsoft Corp. (Information Technology)	1.2%	6,075,493
41,897	PepsiCo, Inc. (Consumer Staples)	0.8%	4,040,128
100,281	Pfizer, Inc. (Health Care)	0.7%	3,484,765
46,040	Philip Morris International, Inc. (Consumer Staples)	0.8%	3,824,543
36,234	Procter & Gamble Co. (The) (Consumer Staples)	0.6%	2,840,383
25,537	Prudential Financial, Inc. (Financials)	0.4%	2,160,686
18,560	Skyworks Solutions, Inc. (Information Technology)	0.4%	2,029,722
73,448	Twenty-First Century Fox, Inc., Class A (Consumer Discretionary)	0.5%	2,467,853
50,726	Verizon Communications, Inc. (Telecommunication Services)	0.5%	2,507,894
66,304	Wells Fargo & Co. (Financials)	0.8%	3,710,372
41,232	Williams Cos., Inc. (The) (Energy)	0.4%	2,106,955
6,627,827	Other Common Stocks	63.7%	310,586,261
	Total Common Stocks (Cost $446,899,987)		461,486,233
Principal Amount
	Repurchase Agreements (a)(b) — 2.6%
$12,465,217	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $12,465,295		12,465,217
	Total Repurchase Agreements (Cost $12,465,217)		12,465,217
	Total Investment Securities (Cost $459,365,204) — 97.0%		473,951,450
	Other assets less liabilities — 3.0%		14,775,555
	Net Assets — 100.0%		$488,727,005

See accompanying notes to the financial statements.

8 :: CSM LARGE CAP CORE PLUS :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $18,145,880.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,205,911
Aggregate gross unrealized depreciation	(15,317,330)
Net unrealized appreciation	$13,888,581
Federal income tax cost of investments	$460,062,869

Swap Agreements1

Large Cap Core Plus had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,059,200)	11/07/16	Deutsche Bank AG	0.25%	Credit Suisse 130/30 Large Cap Index (short portion)	$(95,666)
156,928,853	11/06/15	Deutsche Bank AG	0.25%	Credit Suisse 130/30 Large Cap Index (long portion)	10,814,583
155,869,653					10,718,917	$—	$(10,718,917)	$—
(139,847,142)	11/07/16	Goldman Sachs International	(0.25)%	Credit Suisse 130/30 Large Cap Index (short portion)	97,761	—	—	97,761
(252,006)	01/06/16	Societe Generale	0.02%	Credit Suisse 130/30 Large Cap Index (short portion)	(134,912)
9,353,426	01/06/16	Societe Generale	0.38%	Credit Suisse 130/30 Large Cap Index (long portion)	911,788
9,101,420					776,876	—	(776,876)	—
(6,762,715)	11/07/16	UBS AG	(0.18)%	Credit Suisse 130/30 Large Cap Index (short portion)	(6,735,744)
8,883,980	01/06/16	UBS AG	0.53%	Credit Suisse 130/30 Large Cap Index (long portion)	8,466,882
2,121,265					1,731,138	(1,731,138)	—	—
$27,245,196					$13,324,692

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: LARGE CAP CORE PLUS CSM :: 9

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	12.5%
Consumer Staples	7.5%
Energy	6.0%
Financials	19.2%
Health Care	11.4%
Industrials	10.8%
Information Technology	17.2%
Materials	3.4%
Telecommunication Services	1.3%
Utilities	5.1%
Other[1]	5.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

10 :: CSM LARGE CAP CORE PLUS :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 11.4%
154,122	Genuine Parts Co.	$13,943,417
325,471	Leggett & Platt, Inc.	15,388,269
195,630	Lowe's Cos., Inc.	13,690,187
147,973	McDonald's Corp.	14,195,050
175,187	Target Corp.	13,895,833
194,200	VF Corp.	13,677,506
		84,790,262
	Consumer Staples — 25.1%
297,353	Archer-Daniels-Midland Co.	15,715,106
156,593	Brown-Forman Corp., Class B	14,762,022
131,560	Clorox Co. (The)	14,163,749
350,506	Coca-Cola Co. (The)	14,356,726
207,359	Colgate-Palmolive Co.	13,849,508
261,540	Hormel Foods Corp.	14,965,319
128,500	Kimberly-Clark Corp.	13,988,510
188,314	McCormick & Co., Inc. (Non-Voting)	14,782,649
149,937	PepsiCo, Inc.	14,458,425
177,312	Procter & Gamble Co. (The)	13,899,488
378,214	Sysco Corp.	14,054,432
165,572	Walgreens Boots Alliance, Inc.	14,212,700
181,275	Wal-Mart Stores, Inc.	13,463,294
		186,671,928
	Energy — 3.7%
130,522	Chevron Corp.	13,443,766
163,963	Exxon Mobil Corp.	13,969,648
		27,413,414
	Financials — 13.1%
223,676	Aflac, Inc.	13,917,121
143,836	Chubb Corp. (The)	14,024,010
274,445	Cincinnati Financial Corp.	13,881,428
276,662	Franklin Resources, Inc.	14,084,862
337,171	HCP, Inc. (REIT)	13,055,261
136,358	McGraw Hill Financial, Inc.	14,147,143
174,889	T. Rowe Price Group, Inc.	14,111,793
		97,221,618
	Health Care — 13.4%
296,192	Abbott Laboratories	14,394,931
223,398	AbbVie, Inc.	14,876,073
99,436	Becton, Dickinson and Co.	13,971,752
81,440	C.R. Bard, Inc.	13,870,861
156,867	Cardinal Health, Inc.	13,830,963
142,878	Johnson & Johnson	14,307,803
182,842	Medtronic PLC	13,954,502
		99,206,885
Shares		Value
	Common Stocks (continued)
	Industrials — 15.7%
89,897	3M Co.	$14,300,815
174,383	Cintas Corp.	15,012,633
192,973	Dover Corp.	14,550,164
246,578	Emerson Electric Co.	14,871,119
151,551	Illinois Tool Works, Inc.	14,220,030
234,149	Pentair PLC	14,992,561
143,866	Stanley Black & Decker, Inc.	14,737,633
58,761	W.W. Grainger, Inc.	14,122,031
		116,806,986
	Information Technology — 1.9%
167,357	Automatic Data Processing, Inc.	14,310,697
	Materials — 11.5%
95,309	Air Products & Chemicals, Inc.	13,987,549
123,897	Ecolab, Inc.	14,204,791
296,432	Nucor Corp.	14,021,234
63,544	PPG Industries, Inc.	14,544,586
50,834	Sherwin-Williams Co. (The)	14,649,342
103,283	Sigma-Aldrich Corp.	14,387,322
		85,794,824
	Telecommunication Services — 2.0%
419,320	AT&T, Inc.	14,483,313
	Utilities — 1.9%
231,131	Consolidated Edison, Inc.	14,293,141
	Total Common Stocks (Cost $707,548,830)	740,993,068
Principal Amount
	Repurchase Agreements (a) — 0.1%
$973,207	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $973,213	973,207
	Total Repurchase Agreements (Cost $973,207)	973,207
	Total Investment Securities (Cost $708,522,037) — 99.8%	741,966,275
	Other assets less liabilities — 0.2%	1,134,659
	Net Assets — 100.0%	$743,100,934

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: S&P 500 DIVIDEND ARISTOCRATS ETF NOBL :: 11

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,237,331
Aggregate gross unrealized depreciation	(10,059,526)
Net unrealized appreciation	$33,177,805
Federal income tax cost of investments	$708,788,470

See accompanying notes to the financial statements.

12 :: NOBL S&P 500 DIVIDEND ARISTOCRATS ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 6.4%
2,581	John Wiley & Sons, Inc., Class A	$149,750
2,814	Meredith Corp.	148,579
1,049	Polaris Industries, Inc.	150,059
		448,388
	Consumer Staples — 6.3%
1,835	Church & Dwight Co., Inc.	154,085
1,619	Lancaster Colony Corp.	144,480
4,772	Tootsie Roll Industries, Inc.	146,691
		445,256
	Financials — 28.1%
4,767	Brown & Brown, Inc.	154,403
3,597	Commerce Bancshares, Inc./MO	160,462
2,165	Cullen/Frost Bankers, Inc.	158,933
3,543	Eaton Vance Corp.	143,846
1,097	Federal Realty Investment Trust (REIT)	147,513
2,653	HCC Insurance Holdings, Inc.	151,698
2,632	Mercury General Corp.	146,550
3,737	National Retail Properties, Inc. (REIT)	140,175
10,010	Old Republic International Corp.	154,755
1,497	RenaissanceRe Holdings Ltd.	152,859
3,326	SEI Investments Co.	159,116
2,222	StanCorp Financial Group, Inc.	164,917
4,467	Tanger Factory Outlet Centers, Inc. (REIT)	150,225
		1,985,452
	Health Care — 2.2%
4,610	Owens & Minor, Inc.	153,605
	Industrials — 17.2%
2,343	A. O. Smith Corp.	167,243
1,553	Carlisle Cos., Inc.	153,980
2,320	CLARCOR, Inc.	142,935
4,099	Donaldson Co., Inc.	146,170
2,131	Graco, Inc.	154,689
2,274	Lincoln Electric Holdings, Inc.	152,836
3,071	MSA Safety, Inc.	137,274
1,921	Nordson Corp.	155,428
		1,210,555
	Information Technology — 4.6%
3,148	CDK Global, Inc.	167,757
963	FactSet Research Systems, Inc.	159,059
		326,816
Shares		Value
	Common Stocks (continued)
	Materials — 13.3%
2,610	Albemarle Corp.	$156,991
2,444	AptarGroup, Inc.	155,854
3,440	Bemis Co., Inc.	158,034
3,162	RPM International, Inc.	158,195
3,456	Sonoco Products Co.	155,589
1,862	Valspar Corp. (The)	155,402
		940,065
	Telecommunication Services — 2.4%
5,743	Telephone & Data Systems, Inc.	170,510
	Utilities — 19.2%
5,679	Aqua America, Inc.	149,471
2,783	Atmos Energy Corp.	150,338
3,036	Black Hills Corp.	145,060
6,816	MDU Resources Group, Inc.	142,727
2,411	National Fuel Gas Co.	154,907
6,378	Questar Corp.	144,781
4,366	UGI Corp.	163,288
3,469	Vectren Corp.	147,675
2,715	WGL Holdings, Inc.	156,221
		1,354,468
	Total Common Stocks (Cost $6,985,227)	7,035,115
Principal Amount
	Repurchase Agreements (a) — 0.3%
$23,280	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $23,280	23,280
	Total Repurchase Agreements (Cost $23,280)	23,280
	Total Investment Securities (Cost $7,008,507) — 100.0%	7,058,395
	Liabilities in excess of other assets — 0.0%	(2,120)
	Net Assets — 100.0%	$7,056,275

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF REGL :: 13

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,594
Aggregate gross unrealized depreciation	(156,390)
Net unrealized appreciation	$48,204
Federal income tax cost of investments	$7,010,191

See accompanying notes to the financial statements.

14 :: REGL S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.6%
	Consumer Discretionary — 3.5%
596	Cracker Barrel Old Country Store, Inc.	$84,084
1,664	Meredith Corp.	87,859
		171,943
	Consumer Staples — 15.2%
2,303	Andersons, Inc. (The)	102,115
1,760	Calavo Growers, Inc.	88,792
1,040	Casey's General Stores, Inc.	90,678
878	J&J Snack Foods Corp.	94,648
983	Lancaster Colony Corp.	87,723
2,727	Tootsie Roll Industries, Inc.	83,828
2,017	Universal Corp.	103,855
4,302	Vector Group Ltd.	95,117
		746,756
	Energy — 2.4%
2,798	CARBO Ceramics, Inc.	119,335
	Financials — 21.2%
3,153	American Equity Investment Life Holding Co.	80,118
2,576	Community Bank System, Inc.	90,958
1,137	Infinity Property & Casualty Corp.	82,262
1,282	National Health Investors, Inc. (REIT)	84,791
1,748	Prosperity Bancshares, Inc.	93,640
1,749	RLI Corp.	85,124
3,310	Southside Bancshares, Inc.	88,873
1,768	UMB Financial Corp.	91,565
2,408	United Bankshares, Inc./WV	91,167
1,694	Universal Health Realty Income Trust (REIT)	81,143
3,942	Urstadt Biddle Properties, Inc., Class A (REIT)	79,313
2,089	Westamerica Bancorp.	95,593
		1,044,547
	Health Care — 3.6%
2,682	Owens & Minor, Inc.	89,364
1,618	West Pharmaceutical Services, Inc.	87,599
		176,963
	Industrials — 18.8%
2,881	ABM Industries, Inc.	93,460
3,301	Brady Corp., Class A	83,515
1,386	CLARCOR, Inc.	85,391
2,328	Franklin Electric Co., Inc.	81,922
3,118	Gorman-Rupp Co. (The)	87,397
2,733	Healthcare Services Group, Inc.	82,564
1,103	Lindsay Corp.	88,836
1,804	Matthews International Corp., Class A	89,569
Shares		Value
	Common Stocks (continued)
1,823	MSA Safety, Inc.	$81,488
4,419	Raven Industries, Inc.	85,110
1,111	VSE Corp.	69,360
		928,612
	Information Technology — 3.8%
1,554	Badger Meter, Inc.	100,264
1,793	Cass Information Systems, Inc.	89,399
		189,663
	Materials — 6.0%
2,115	H.B. Fuller Co.	89,063
5,222	Myers Industries, Inc.	90,288
2,256	Stepan Co.	116,094
		295,445
	Telecommunication Services — 1.8%
1,340	Atlantic Tele-Network, Inc.	89,847
	Utilities — 23.3%
2,229	American States Water Co.	85,661
2,685	Avista Corp.	85,920
1,766	Black Hills Corp.	84,380
3,602	California Water Service Group	86,052
1,834	Chesapeake Utilities Corp.	96,523
1,763	Laclede Group, Inc. (The)	94,338
2,097	MGE Energy, Inc.	81,217
2,921	New Jersey Resources Corp.	87,834
1,921	Northwest Natural Gas Co.	85,869
1,698	NorthWestern Corp.	88,330
2,428	Piedmont Natural Gas Co., Inc.	90,540
3,293	South Jersey Industries, Inc.	86,902
1,613	WGL Holdings, Inc.	92,812
		1,146,378
	Total Common Stocks (Cost $5,001,259)	4,909,489
Principal Amount
	Repurchase Agreements (a) — 0.6%
$31,121	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $31,121	31,121
	Total Repurchase Agreements (Cost $31,121)	31,121
	Total Investment Securities (Cost $5,032,380) — 100.2%	4,940,610
	Liabilities in excess of other assets — (0.2%)	(11,902)
	Net Assets — 100.0%	$4,928,708

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 15

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,544
Aggregate gross unrealized depreciation	(199,445)
Net unrealized depreciation	$(91,901)
Federal income tax cost of investments	$5,032,511

See accompanying notes to the financial statements.

16 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.6%
	Aerospace & Defense — 3.7%
28,963	BAE Systems PLC	$227,610
48,545	Cobham PLC	219,046
		446,656
	Beverages — 1.9%
8,001	Diageo PLC	221,657
	Capital Markets — 1.9%
32,623	Aberdeen Asset Management PLC	222,322
	Chemicals — 5.8%
5,184	Croda International PLC	231,383
5,207	Fuchs Petrolub SE (Preference)	228,005
4,837	Novozymes A/S, Class B	232,229
		691,617
	Commercial Services & Supplies — 3.9%
9,089	Aggreko PLC	223,019
13,506	Babcock International Group PLC	231,857
		454,876
	Diversified Financial Services — 3.7%
2,639	Groupe Bruxelles Lambert S.A.	219,107
40,706	Mitsubishi UFJ Lease & Finance Co. Ltd.	214,855
		433,962
	Electric Utilities — 5.8%
28,231	Cheung Kong Infrastructure Holdings Ltd.	233,087
2,550	Red Electrica Corp. S.A.	214,094
9,204	SSE PLC	233,847
		681,028
	Energy Equipment & Services — 2.0%
15,993	Amec Foster Wheeler PLC	231,843
	Food & Staples Retailing — 3.6%
5,189	FamilyMart Co. Ltd.	218,273
10,031	Woolworths Ltd.	214,990
		433,263
	Food Products — 9.8%
5,004	Associated British Foods PLC	231,214
4	Chocoladefabriken Lindt & Sprungli AG	250,616
42	Chocoladefabriken Lindt & Sprungli AG, Class PC	220,919
Shares		Value
	Common Stocks (continued)
3,106	Kerry Group PLC, Class A	$231,558
2,850	Nestle S.A.	220,242
		1,154,549
	Gas Utilities — 1.8%
7,637	Enagas S.A.	219,242
	Health Care Equipment & Supplies — 4.0%
3,638	Cochlear Ltd.	246,586
2,903	Coloplast A/S, Class B	218,854
		465,440
	Health Care Providers & Services — 7.6%
2,732	Fresenius Medical Care AG & Co. KGaA	232,969
4,739	Miraca Holdings, Inc.	229,131
4,534	Ramsay Health Care Ltd.	220,449
38,327	Ryman Healthcare Ltd.	217,900
		900,449
	Hotels, Restaurants & Leisure — 1.9%
12,902	Compass Group PLC	225,228
	Machinery — 2.0%
7,669	Weir Group PLC (The)	236,859
	Media — 7.7%
11,046	Pearson PLC	220,303
6,404	SES S.A. (FDR)	226,358
14,302	Sky PLC	230,245
9,851	WPP PLC	231,495
		908,401
	Metals & Mining — 1.9%
10,531	BHP Billiton PLC	221,683
	Multiline Retail — 1.9%
1,986	Next PLC	227,896
	Multi-Utilities — 1.9%
52,318	Centrica PLC	221,621
	Oil, Gas & Consumable Fuels — 3.6%
12,406	BG Group PLC	215,245
11,286	Statoil ASA	211,023
		426,268
	Pharmaceuticals — 9.8%
2,162	Novartis AG	221,162
4,234	Novo Nordisk A/S, Class B	236,007

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 17

Shares		Value
	Common Stocks (continued)
811	Roche Holding AG	$237,449
2,763	Shire PLC	237,583
3,731	Teva Pharmaceutical Industries Ltd.	226,399
		1,158,600
	Professional Services — 3.7%
12,210	Capita PLC	233,271
5,306	Intertek Group PLC	202,498
		435,769
	Semiconductors & Semiconductor Equipment — 2.0%
13,349	ARM Holdings PLC	235,273
	Specialty Retail — 2.1%
2,281	Shimamura Co. Ltd.	246,123
	Tobacco — 1.9%
4,067	British American Tobacco PLC	223,759
	Trading Companies & Distributors — 1.9%
7,631	Bunzl PLC	220,780
	Transportation Infrastructure — 1.8%
12,181	Abertis Infraestructuras S.A.	213,608
	Total Common Stocks (Cost $11,841,020)	11,758,772
Principal Amount		Value
	Repurchase Agreements (a) — 0.5%
$62,053	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $62,053	$62,053
	Total Repurchase Agreements (Cost $62,053)	62,053
	Total Investment Securities (Cost $11,903,073) — 100.1%	11,820,825
	Liabilities in excess of other assets — (0.1%)	(12,716)
	Net Assets — 100.0%	$11,808,109

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR  Finnish Depositary Receipt

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238,732
Aggregate gross unrealized depreciation	(323,619)
Net unrealized depreciation	$(84,887)
Federal income tax cost of investments	$11,905,712

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2015:

United Kingdom	44.0%
Switzerland	9.8%
Australia 7.7% Japan 7.6% Denmark	5.9%
Spain	5.4%
Ireland	4.0%
Germany	3.9%
Hong Kong	2.0%
Belgium	1.9%
Israel	1.9%
Luxembourg	1.9%
New Zealand	1.8%
Norway	1.8%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

18 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 96.0%
	Aerospace & Defense — 2.7%
	Bombardier, Inc.
$863,000	6.13%, due 01/15/23 (a)	$785,330
438,000	7.50%, due 03/15/25 (a)	418,837
	KLX, Inc.
640,000	5.88%, due 12/01/22 (a)	648,000
	TransDigm, Inc.
1,114,000	6.00%, due 07/15/22	1,129,318
450,000	6.50%, due 07/15/24	459,000
		3,440,485
	Auto Components — 0.4%
	Goodyear Tire & Rubber Co. (The)
494,000	8.25%, due 08/15/20	519,318
	Automobiles — 0.6%
	FCA US LLC/CG Co-Issuer, Inc.
747,000	8.25%, due 06/15/21	825,062
	Banks — 2.1%
	CIT Group, Inc.
1,063,000	4.25%, due 08/15/17	1,086,918
1,576,000	5.50%, due 02/15/19 (a)	1,664,650
		2,751,568
	Beverages — 0.7%
	Constellation Brands, Inc.
849,000	4.25%, due 05/01/23	857,490
	Building Products — 1.0%
	Building Materials Corp. of America
332,000	6.75%, due 05/01/21 (a)	351,505
979,000	5.38%, due 11/15/24 (a)	986,949
		1,338,454
	Capital Markets — 0.8%
	ARC Properties Operating Partnership LP
1,057,000	2.00%, due 02/06/17	1,033,218
	Chemicals — 2.9%
	Ashland, Inc.
1,096,000	4.75%, due 08/15/22	1,117,920
	Gates Global LLC/Gates Global Co.
416,000	6.00%, due 07/15/22 (a)	383,760
	Hexion, Inc.
1,370,000	6.63%, due 04/15/20	1,291,225
	Momentive Performance Materials, Inc.
509,000	3.88%, due 10/24/21	458,736
Principal Amount		Value
	Corporate Bonds (continued)
	Platform Specialty Products Corp.
$453,000	6.50%, due 02/01/22 (a)	$475,650
		3,727,291
	Commercial Services & Supplies — 2.7%
	ADT Corp. (The)
861,000	3.50%, due 07/15/22	791,948
	Aramark Services, Inc.
1,009,000	5.75%, due 03/15/20	1,053,144
	Laureate Education, Inc.
785,000	10.00%, due 09/01/19 (a)	759,487
	West Corp.
900,000	5.38%, due 07/15/22 (a)	873,000
		3,477,579
	Communications Equipment — 1.9%
	Alcatel-Lucent USA, Inc.
477,000	6.75%, due 11/15/20 (a)	505,620
	Avaya, Inc.
2,263,000	10.50%, due 03/01/21 (a)	1,934,865
		2,440,485
	Consumer Finance — 0.9%
	Navient Corp.
1,102,000	5.50%, due 01/15/19	1,143,325
	Containers & Packaging — 2.7%
	Ball Corp.
453,000	4.00%, due 11/15/23	436,579
	Crown Americas LLC/Crown Americas Capital Corp. IV
541,000	4.50%, due 01/15/23	534,237
	Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu
773,000	9.88%, due 08/15/19	819,380
1,574,000	5.75%, due 10/15/20	1,638,928
		3,429,124
	Diversified Financial Services — 0.7%
	Argos Merger Sub, Inc.
878,000	7.13%, due 03/15/23 (a)	930,680
	Diversified Telecommunication Services — 2.5%
	CenturyLink, Inc.
1,117,000	6.45%, due 06/15/21	1,191,001
300,000	5.80%, due 03/15/22	307,500
	Hughes Satellite Systems Corp.
443,000	6.50%, due 06/15/19	487,300
	Virgin Media Secured Finance PLC
360,000	5.38%, due 04/15/21 (a)	377,100

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 19

Principal Amount		Value
	Corporate Bonds (continued)
	Zayo Group LLC/Zayo Capital, Inc.
$800,000	6.00%, due 04/01/23 (a)	$805,592
		3,168,493
	Electronic Equipment, Instruments & Components — 0.3%
	Zebra Technologies Corp.
394,000	7.25%, due 10/15/22 (a)	427,490
	Food Products — 2.8%
	HJ Heinz Co.
2,164,000	4.25%, due 10/15/20	2,215,395
334,000	4.88%, due 02/15/25 (a)	359,885
	Post Holdings, Inc.
994,000	7.38%, due 02/15/22	1,017,190
		3,592,470
	Gas Utilities — 2.0%
	Sabine Pass Liquefaction LLC
1,547,000	5.75%, due 05/15/24	1,572,139
1,000,000	5.63%, due 03/01/25 (a)	1,000,000
		2,572,139
	Health Care Equipment & Supplies — 1.2%
	Biomet, Inc.
657,000	6.50%, due 08/01/20	694,777
	Hologic, Inc.
814,000	6.25%, due 08/01/20	843,508
		1,538,285
	Health Care Providers & Services — 9.8%
	Amsurg Corp.
680,000	5.63%, due 07/15/22	696,150
	CHS/Community Health Systems, Inc.
1,582,000	8.00%, due 11/15/19	1,680,875
633,000	6.88%, due 02/01/22	675,734
	Crimson Merger Sub, Inc.
724,000	6.63%, due 05/15/22 (a)	636,215
	DaVita HealthCare Partners, Inc.
1,665,000	5.13%, due 07/15/24	1,682,691
	HCA Holdings, Inc.
756,000	7.75%, due 05/15/21	808,935
	HCA, Inc.
1,060,000	7.50%, due 02/15/22	1,240,200
	Kinetic Concepts, Inc./KCI USA Inc.
641,000	10.50%, due 11/01/18	689,395
	LifePoint Health, Inc.
992,000	5.50%, due 12/01/21	1,042,840
	MPH Acquisition Holdings LLC
926,000	6.63%, due 04/01/22 (a)	979,245
Principal Amount		Value
	Corporate Bonds (continued)
	Tenet Healthcare Corp.
$796,000	6.00%, due 10/01/20	$851,720
1,456,000	8.13%, due 04/01/22	1,587,040
		12,571,040
	Hotels, Restaurants & Leisure — 5.3%
	1011778 BC ULC/New Red Finance, Inc.
1,100,000	6.00%, due 04/01/22 (a)	1,140,700
	Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp.
1,621,000	5.63%, due 10/15/21	1,708,129
	MGM Resorts International
746,000	6.63%, due 12/15/21	801,950
1,000,000	6.00%, due 03/15/23	1,036,250
	Pinnacle Entertainment, Inc.
713,000	7.50%, due 04/15/21	756,671
	Scientific Games International, Inc.
1,425,000	10.00%, due 12/01/22	1,378,687
		6,822,387
	Independent Power and Renewable Electricity Producers — 3.6%
	Calpine Corp.
570,000	5.38%, due 01/15/23	572,850
844,000	5.75%, due 01/15/25	849,275
	Dynegy, Inc.
640,000	6.75%, due 11/01/19 (a)	676,800
1,400,000	7.38%, due 11/01/22 (a)	1,491,000
	NRG Energy, Inc.
510,000	7.63%, due 01/15/18	568,395
481,000	7.88%, due 05/15/21	515,271
		4,673,591
	Insurance — 0.6%
	HUB International Ltd.
720,000	7.88%, due 10/01/21 (a)	743,400
	Internet Software & Services — 0.3%
	Equinix, Inc.
400,000	5.38%, due 04/01/23	412,000
	IT Services — 2.3%
	First Data Corp.
1,165,000	12.63%, due 01/15/21	1,364,506
820,000	11.75%, due 08/15/21	937,875
	SunGard Data Systems, Inc.
628,000	6.63%, due 11/01/19	655,475
		2,957,856

See accompanying notes to the financial statements.

20 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Machinery — 0.2%
	Case New Holland Industrial, Inc.
$260,000	7.88%, due 12/01/17	$287,625
	Media — 8.0%
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
1,174,000	6.38%, due 09/15/20 (a)	1,197,480
	Clear Channel Worldwide Holdings, Inc.
976,000	7.63%, due 03/15/20	1,032,120
1,128,000	6.50%, due 11/15/22	1,194,270
	CSC Holdings LLC
592,000	6.75%, due 11/15/21	644,540
	DISH DBS Corp.
1,380,000	6.75%, due 06/01/21	1,474,012
1,052,000	5.88%, due 11/15/24	1,054,630
	Nielsen Finance LLC/Nielsen Finance Co.
700,000	5.00%, due 04/15/22 (a)	702,625
	Sirius XM Radio, Inc.
1,008,000	6.00%, due 07/15/24 (a)	1,046,002
1,000,000	5.38%, due 04/15/25 (a)	1,001,500
	Univision Communications, Inc.
878,000	6.75%, due 09/15/22 (a)	950,435
		10,297,614
	Metals & Mining — 2.6%
	First Quantum Minerals Ltd.
649,000	6.75%, due 02/15/20 (a)	634,397
655,000	8.75%, due 06/01/20 (a)(c)	714,769
505,000	7.00%, due 02/15/21 (a)	489,219
	Novelis, Inc.
1,210,000	8.38%, due 12/15/17	1,265,963
184,000	8.75%, due 12/15/20	196,017
		3,300,365
	Oil, Gas & Consumable Fuels — 15.1%
	Antero Resources Corp.
851,000	5.38%, due 11/01/21	861,637
300,000	5.13%, due 12/01/22	299,250
	Arch Coal, Inc.
814,000	7.00%, due 06/15/19	146,520
416,000	7.25%, due 06/15/21	72,800
	California Resources Corp.
688,000	5.50%, due 09/15/21	651,880
1,429,000	6.00%, due 11/15/24	1,314,680
	Chesapeake Energy Corp.
1,074,000	4.88%, due 04/15/22	1,022,985
	Citgo Holding, Inc.
700,000	10.75%, due 02/15/20 (a)	732,375
Principal Amount		Value
	Corporate Bonds (continued)
	Concho Resources, Inc.
$476,000	5.50%, due 04/01/23	$483,140
	CONSOL Energy, Inc.
1,311,000	5.88%, due 04/15/22	1,222,507
	Denbury Resources, Inc.
440,000	5.50%, due 05/01/22	419,925
1,044,000	4.63%, due 07/15/23	952,650
	Energy Transfer Equity LP
286,000	7.50%, due 10/15/20	326,755
337,000	5.88%, due 01/15/24	358,062
	Energy XXI Gulf Coast, Inc.
700,000	11.00%, due 03/15/20 (a)	640,500
	EP Energy LLC/Everest Acquisition Finance, Inc.
890,000	9.38%, due 05/01/20	966,762
	Linn Energy LLC/Linn Energy Finance Corp.
100,000	6.25%, due 11/01/19	85,500
1,744,000	8.63%, due 04/15/20	1,577,230
	MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
210,000	4.50%, due 07/15/23	207,375
1,000,000	4.88%, due 12/01/24	1,010,000
	MEG Energy Corp.
809,000	7.00%, due 03/31/24 (a)	780,685
	Oasis Petroleum, Inc.
631,000	6.88%, due 03/15/22	645,198
	Offshore Group Investment Ltd.
435,000	7.50%, due 11/01/19	314,288
	Pacific Rubiales Energy Corp.
945,000	5.38%, due 01/26/19 (a)	854,044
	Peabody Energy Corp.
1,095,000	6.00%, due 11/15/18	777,450
465,000	6.25%, due 11/15/21	229,013
	Targa Resources Partners LP/ Targa Resources Partners Finance Corp.
244,000	5.00%, due 01/15/18 (a)	251,930
	Whiting Petroleum Corp.
1,035,000	5.00%, due 03/15/19	1,035,000
350,000	5.75%, due 03/15/21	356,125
	WPX Energy, Inc.
820,000	6.00%, due 01/15/22	826,150
		19,422,416
	Pharmaceuticals — 2.5%
	Endo Finance LLC/Endo Ltd./ Endo Finco, Inc.
675,000	6.00%, due 02/01/25 (a)	683,437
	Valeant Pharmaceuticals International, Inc.
1,467,000	5.88%, due 05/15/23 (a)	1,520,179
1,000,000	6.13%, due 04/15/25 (a)	1,040,000
		3,243,616
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 21

Principal Amount		Value
	Corporate Bonds (continued)
	Real Estate Investment Trusts (REITs) — 1.3%
	Crown Castle International Corp.
$969,000	5.25%, due 01/15/23	$1,021,568
	Iron Mountain, Inc.
624,000	5.75%, due 08/15/24	639,600
		1,661,168
	Road & Rail — 0.7%
	Hertz Corp. (The)
857,000	6.75%, due 04/15/19	886,995
	Semiconductors & Semiconductor Equipment — 1.4%
	Micron Technology, Inc.
1,850,000	5.50%, due 02/01/25 (a)	1,835,940
	Software — 3.8%
	Activision Blizzard, Inc.
1,402,000	5.63%, due 09/15/21 (a)	1,498,387
	Audatex North America, Inc.
880,000	6.00%, due 06/15/21 (a)	918,315
	BMC Software Finance, Inc.
850,000	8.13%, due 07/15/21 (a)	768,188
	Infor US, Inc.
889,000	6.50%, due 05/15/22 (a)	923,582
	Nuance Communications, Inc.
700,000	5.38%, due 08/15/20 (a)	706,125
		4,814,597
	Specialty Retail — 2.6%
	Claire's Stores, Inc.
400,000	9.00%, due 03/15/19 (a)	355,000
	Family Tree Escrow LLC
1,209,000	5.75%, due 03/01/23 (a)	1,275,495
	L Brands, Inc.
610,000	6.63%, due 04/01/21	689,300
915,000	5.63%, due 02/15/22	995,063
		3,314,858
	Trading Companies & Distributors — 3.5%
	HD Supply, Inc.
1,151,000	7.50%, due 07/15/20	1,244,519
	International Lease Finance Corp.
1,413,000	8.75%, due 03/15/17	1,561,365
635,000	6.25%, due 05/15/19	704,850
	United Rentals North America, Inc.
861,000	7.63%, due 04/15/22	940,642
		4,451,376
Principal Amount		Value
	Corporate Bonds (continued)
	Wireless Telecommunication Services — 3.5%
	Sprint Communications, Inc.
$334,000	9.00%, due 11/15/18 (a)	$382,847
	Sprint Corp.
1,671,000	7.88%, due 09/15/23	1,699,240
	T-Mobile USA, Inc.
1,194,000	6.25%, due 04/01/21	1,259,670
1,042,000	6.63%, due 04/01/23	1,096,705
		4,438,462
	Total Corporate Bonds (Cost $125,863,743)	123,348,262
	Repurchase Agreements (b) — 2.8%
3,569,719	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $3,569,741	3,569,719
	Total Repurchase Agreements (Cost $3,569,719)	3,569,719
	Total Investment Securities (Cost $129,433,462) — 98.8%	126,917,981
	Other assets less liabilities — 1.2%	1,569,712
	Net Assets — 100.0%	$128,487,693

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed to be illiquid as of May 31, 2015.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$944,648
Aggregate gross unrealized depreciation	(3,467,809)
Net unrealized depreciation	$(2,523,161)
Federal income tax cost of investments	$129,441,142

See accompanying notes to the financial statements.

22 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	371	09/21/15	$47,372,062	$(150,907)
U.S. 2 Year Treasury Note Futures Contracts	143	09/30/15	31,296,891	(31,497)
U.S. 5 Year Treasury Note Futures Contracts	380	09/30/15	45,496,094	(140,124)
				$(322,528)

Cash collateral in the amount of $1,029,380 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 23

Principal Amount		Value
	Corporate Bonds — 96.5%
	Aerospace & Defense — 1.2%
	Lockheed Martin Corp.
$140,000	4.07%, due 12/15/42	$137,349
	United Technologies Corp.
1,176,000	6.13%, due 07/15/38	1,464,168
240,000	5.70%, due 04/15/40	291,565
		1,893,082
	Air Freight & Logistics — 0.5%
	United Parcel Service, Inc.
799,000	3.13%, due 01/15/21	844,374
	Automobiles — 1.6%
	Daimler Finance North America LLC
387,000	8.50%, due 01/18/31	590,440
	Ford Motor Co.
620,000	7.45%, due 07/16/31	807,725
	General Motors Co.
859,000	4.88%, due 10/02/23	915,411
251,000	5.20%, due 04/01/45	256,112
		2,569,688
	Banks — 18.5%
	Banco do Brasil S.A.
726,000	3.88%, due 10/10/22	681,315
	Bank of America Corp.
520,000	5.00%, due 05/13/21	579,098
392,000	5.70%, due 01/24/22	454,411
1,216,000	3.30%, due 01/11/23	1,218,269
241,000	4.20%, due 08/26/24	244,831
348,000	6.11%, due 01/29/37	405,251
952,000	7.75%, due 05/14/38	1,304,305
357,000	4.88%, due 04/01/44	381,703
	Barclays Bank PLC
436,000	3.75%, due 05/15/24	451,032
	BNP Paribas S.A.
1,326,000	5.00%, due 01/15/21	1,488,383
	Citigroup, Inc.
2,457,000	3.88%, due 10/25/23	2,561,297
459,000	5.88%, due 01/30/42	555,466
1,546,000	5.30%, due 05/06/44	1,672,144
	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.
1,286,000	3.88%, due 02/08/22	1,369,518
1,037,000	4.63%, due 12/01/23	1,101,960
207,000	5.25%, due 05/24/41	239,494
	Fifth Third Bancorp
384,000	8.25%, due 03/01/38	560,809
	HSBC Holdings PLC
186,000	5.10%, due 04/05/21	210,611
857,000	4.25%, due 03/14/24	893,868
Principal Amount		Value
	Corporate Bonds (continued)
$1,011,000	6.80%, due 06/01/38	$1,309,804
799,000	5.25%, due 03/14/44	876,410
	JPMorgan Chase & Co.
1,929,000	4.50%, due 01/24/22	2,108,947
1,237,000	3.25%, due 09/23/22	1,251,295
749,000	3.88%, due 09/10/24	753,218
620,000	6.40%, due 05/15/38	792,046
	KeyCorp
300,000	5.10%, due 03/24/21	337,952
	Lloyds Bank PLC
625,000	6.38%, due 01/21/21	742,546
	Wells Fargo & Co.
360,000	4.60%, due 04/01/21	400,767
240,000	3.50%, due 03/08/22	251,965
1,132,000	3.30%, due 09/09/24	1,140,819
1,350,000	3.00%, due 02/19/25	1,321,853
	Wells Fargo Bank N.A.
1,018,000	6.60%, due 01/15/38	1,376,729
		29,038,116
	Beverages — 1.6%
	Anheuser-Busch InBev Worldwide, Inc.
400,000	2.50%, due 07/15/22	391,495
967,000	3.75%, due 07/15/42	893,029
	PepsiCo, Inc.
1,245,000	2.75%, due 03/05/22	1,260,973
		2,545,497
	Capital Markets — 7.3%
	BlackRock, Inc.
190,000	3.50%, due 03/18/24	197,635
	Credit Suisse
1,021,000	3.00%, due 10/29/21	1,027,853
	Deutsche Bank AG
500,000	4.50%, due 04/01/25	490,947
	Goldman Sachs Group, Inc. (The)
1,185,000	3.63%, due 01/22/23	1,208,224
836,000	5.95%, due 01/15/27	965,876
1,796,000	6.13%, due 02/15/33	2,210,186
250,000	6.45%, due 05/01/36	296,077
	Morgan Stanley
1,255,000	3.88%, due 04/29/24	1,292,965
751,000	3.70%, due 10/23/24	765,217
2,303,000	5.00%, due 11/24/25	2,487,880
	State Street Corp.
500,000	3.70%, due 11/20/23	529,951
		11,472,811
	Chemicals — 0.5%
	Dow Chemical Co. (The)
292,000	7.38%, due 11/01/29	389,579

See accompanying notes to the financial statements.

24 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	EI du Pont de Nemours & Co.
$330,000	2.80%, due 02/15/23	$328,706
		718,285
	Communications Equipment — 1.0%
	Cisco Systems, Inc.
1,370,000	3.63%, due 03/04/24	1,436,327
	Telefonaktiebolaget LM Ericsson
150,000	4.13%, due 05/15/22	160,108
		1,596,435
	Consumer Finance — 2.3%
	American Express Co.
677,000	4.05%, due 12/03/42	641,340
	Capital One Financial Corp.
551,000	4.75%, due 07/15/21	609,068
	Ford Motor Credit Co. LLC
385,000	5.75%, due 02/01/21	442,557
729,000	4.38%, due 08/06/23	778,429
	HSBC Finance Corp.
715,000	6.68%, due 01/15/21	841,440
	Toyota Motor Credit Corp.
320,000	3.40%, due 09/15/21	341,885
		3,654,719
	Diversified Financial Services — 3.8%
	General Electric Capital Corp.
1,374,000	5.30%, due 02/11/21	1,580,776
1,660,000	6.88%, due 01/10/39	2,325,034
	Shell International Finance B.V.
640,000	2.38%, due 08/21/22	627,597
602,000	5.50%, due 03/25/40	714,951
713,000	4.55%, due 08/12/43	748,342
		5,996,700
	Diversified Telecommunication Services — 6.2%
	AT&T, Inc.
1,061,000	4.45%, due 05/15/21	1,141,899
401,000	6.50%, due 09/01/37	467,661
180,000	5.35%, due 09/01/40	184,616
1,332,000	5.55%, due 08/15/41	1,410,738
	Embarq Corp.
570,000	8.00%, due 06/01/36	654,075
	Telefonica Emisiones SAU
457,000	5.46%, due 02/16/21	517,363
757,000	7.05%, due 06/20/36	979,200
	Verizon Communications, Inc.
554,000	4.60%, due 04/01/21	606,659
342,000	3.50%, due 11/01/21	355,359
1,260,000	5.15%, due 09/15/23	1,407,180
398,000	6.40%, due 09/15/33	468,113
Principal Amount		Value
	Corporate Bonds (continued)
$836,000	5.85%, due 09/15/35	$941,760
584,000	6.00%, due 04/01/41	666,609
		9,801,232
	Electric Utilities — 1.0%
	Duke Energy Florida, Inc.
486,000	6.40%, due 06/15/38	644,010
	FirstEnergy Corp.
150,000	7.38%, due 11/15/31	188,719
	Pacific Gas & Electric Co.
651,000	6.05%, due 03/01/34	810,363
		1,643,092
	Energy Equipment & Services — 0.8%
	Baker Hughes, Inc.
558,000	5.13%, due 09/15/40	614,658
	Ensco PLC
323,000	4.70%, due 03/15/21	334,061
	Halliburton Co.
234,000	7.45%, due 09/15/39	325,022
		1,273,741
	Food & Staples Retailing — 2.5%
	Wal-Mart Stores, Inc.
298,000	7.55%, due 02/15/30	436,978
1,182,000	5.25%, due 09/01/35	1,393,542
581,000	6.50%, due 08/15/37	773,543
1,039,000	5.63%, due 04/15/41	1,257,850
		3,861,913
	Food Products — 1.5%
	Kellogg Co.
409,000	7.45%, due 04/01/31	528,639
	Kraft Foods Group, Inc.
853,000	3.50%, due 06/06/22	871,009
	Unilever Capital Corp.
671,000	5.90%, due 11/15/32	890,788
		2,290,436
	Health Care Providers & Services — 2.0%
	Anthem, Inc.
467,000	3.30%, due 01/15/23	468,498
	Express Scripts Holding Co.
393,000	4.75%, due 11/15/21	434,895
	HCA, Inc.
500,000	5.00%, due 03/15/24	521,250
810,000	5.25%, due 04/15/25	860,017
	Howard Hughes Medical Institute
519,000	3.50%, due 09/01/23	545,888
	UnitedHealth Group, Inc.
221,000	6.88%, due 02/15/38	302,687
		3,133,235

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 25

Principal Amount		Value
	Corporate Bonds (continued)
	Household Products — 0.4%
	Procter & Gamble Co. (The)
$696,000	2.30%, due 02/06/22	$700,213
	Industrial Conglomerates — 0.7%
	General Electric Co.
222,000	2.70%, due 10/09/22	222,264
100,000	4.13%, due 10/09/42	100,136
	Koninklijke Philips N.V.
591,000	6.88%, due 03/11/38	747,529
		1,069,929
	Insurance — 1.4%
	American International Group, Inc.
805,000	4.88%, due 06/01/22	898,425
123,000	4.13%, due 02/15/24	130,073
	AXA S.A.
254,000	8.60%, due 12/15/30	352,425
	MetLife, Inc.
656,000	5.70%, due 06/15/35	800,598
		2,181,521
	Internet Software & Services — 0.2%
	Google, Inc.
286,000	3.38%, due 02/25/24	298,833
	IT Services — 0.9%
	International Business Machines Corp.
998,000	3.63%, due 02/12/24	1,033,631
51,000	4.00%, due 06/20/42	47,323
	Xerox Corp.
372,000	4.50%, due 05/15/21	401,265
		1,482,219
	Life Sciences Tools & Services — 0.2%
	Thermo Fisher Scientific, Inc.
211,000	4.50%, due 03/01/21	230,498
	Machinery — 0.6%
	Caterpillar, Inc.
1,022,000	3.80%, due 08/15/42	968,223
	Media — 8.9%
	21st Century Fox America, Inc.
1,258,000	4.50%, due 02/15/21	1,382,482
473,000	6.65%, due 11/15/37	600,344
	Comcast Corp.
915,000	3.13%, due 07/15/22	926,559
992,000	3.60%, due 03/01/24	1,026,488
Principal Amount		Value
	Corporate Bonds (continued)
$611,000	4.25%, due 01/15/33	$617,687
1,044,000	6.50%, due 11/15/35	1,338,224
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
305,000	3.80%, due 03/15/22	313,502
690,000	6.38%, due 03/01/41	783,283
	Historic TW, Inc.
687,000	6.63%, due 05/15/29	860,164
	NBCUniversal Media LLC
450,000	2.88%, due 01/15/23	447,347
371,000	5.95%, due 04/01/41	451,576
	Omnicom Group, Inc.
460,000	3.63%, due 05/01/22	470,970
	Time Warner Cable, Inc.
333,000	7.30%, due 07/01/38	388,242
540,000	6.75%, due 06/15/39	591,807
	Time Warner Entertainment Co. LP
758,000	8.38%, due 03/15/23	952,018
	Time Warner, Inc.
100,000	4.70%, due 01/15/21	109,813
554,000	7.70%, due 05/01/32	753,384
780,000	6.10%, due 07/15/40	914,791
	Viacom, Inc.
826,000	4.38%, due 03/15/43	707,322
	Walt Disney Co. (The)
301,000	2.35%, due 12/01/22	297,287
		13,933,290
	Metals & Mining — 4.1%
	Barrick Gold Corp.
317,000	3.85%, due 04/01/22	314,417
	Barrick North America Finance LLC
397,000	4.40%, due 05/30/21	411,828
	BHP Billiton Finance USA Ltd.
335,000	3.85%, due 09/30/23	352,753
395,000	4.13%, due 02/24/42	380,024
549,000	5.00%, due 09/30/43	593,927
	Newmont Mining Corp.
408,000	6.25%, due 10/01/39	418,469
	Rio Tinto Finance USA Ltd.
1,121,000	4.13%, due 05/20/21	1,203,057
	Southern Copper Corp.
1,140,000	5.25%, due 11/08/42	1,023,435
	Vale Overseas Ltd.
510,000	6.88%, due 11/21/36	501,529
785,000	6.88%, due 11/10/39	774,897
	Vale S.A.
593,000	5.63%, due 09/11/42	518,152
		6,492,488

See accompanying notes to the financial statements.

26 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Multiline Retail — 0.6%
	Target Corp.
$958,000	4.00%, due 07/01/42	$932,996
	Multi-Utilities — 0.4%
	Berkshire Hathaway Energy Co.
504,000	6.50%, due 09/15/37	639,335
	Oil, Gas & Consumable Fuels — 10.0%
	Anadarko Petroleum Corp.
393,000	6.45%, due 09/15/36	472,241
	Apache Corp.
200,000	6.00%, due 01/15/37	227,917
	BP Capital Markets PLC
870,000	4.74%, due 03/11/21	980,729
503,000	3.25%, due 05/06/22	511,022
772,000	3.81%, due 02/10/24	803,698
	Cenovus Energy, Inc.
252,000	6.75%, due 11/15/39	299,162
	ConocoPhillips
746,000	6.50%, due 02/01/39	964,218
	Devon Energy Corp.
304,000	7.95%, due 04/15/32	407,181
	Devon Financing Corp. LLC
100,000	7.88%, due 09/30/31	133,205
	Ecopetrol S.A.
911,000	5.88%, due 09/18/23	978,869
	Hess Corp.
100,000	5.60%, due 02/15/41	106,863
	Kinder Morgan Energy Partners LP
370,000	6.95%, due 01/15/38	414,329
	Newfield Exploration Co.
409,000	5.63%, due 07/01/24	430,473
	Nexen Energy ULC
873,000	6.40%, due 05/15/37	1,071,223
	Petrobras Global Finance B.V.
672,000	5.38%, due 01/27/21	655,536
1,647,000	4.38%, due 05/20/23	1,469,948
1,093,000	6.75%, due 01/27/41	1,022,545
293,000	7.25%, due 03/17/44	288,634
	Phillips 66
718,000	4.30%, due 04/01/22	772,947
	Statoil ASA
433,000	3.70%, due 03/01/24	456,428
	Suncor Energy, Inc.
393,000	6.50%, due 06/15/38	493,398
	Total Capital International S.A.
387,000	2.75%, due 06/19/21	394,228
184,000	2.88%, due 02/17/22	186,674
494,000	2.70%, due 01/25/23	487,201
103,000	3.70%, due 01/15/24	108,063
Principal Amount		Value
	Corporate Bonds (continued)
	TransCanada PipeLines Ltd.
$473,000	2.50%, due 08/01/22	$458,990
482,000	6.20%, due 10/15/37	577,882
	Valero Energy Corp.
368,000	6.63%, due 06/15/37	435,409
	Williams Partners LP
102,000	6.30%, due 04/15/40	111,274
		15,720,287
	Pharmaceuticals — 5.2%
	AbbVie, Inc.
398,000	2.90%, due 11/06/22	391,926
738,000	4.40%, due 11/06/42	716,629
	AstraZeneca PLC
632,000	6.45%, due 09/15/37	832,423
	GlaxoSmithKline Capital PLC
1,122,000	2.85%, due 05/08/22	1,129,570
	GlaxoSmithKline Capital, Inc.
330,000	6.38%, due 05/15/38	428,883
	Merck & Co., Inc.
840,000	4.15%, due 05/18/43	837,721
	Novartis Capital Corp.
1,214,000	4.40%, due 05/06/44	1,299,705
	Pfizer, Inc.
489,000	3.00%, due 06/15/23	494,520
200,000	3.40%, due 05/15/24	204,943
704,000	7.20%, due 03/15/39	998,578
	Sanofi
728,000	4.00%, due 03/29/21	794,220
		8,129,118
	Real Estate Investment Trusts (REITs) — 0.5%
	American Tower Corp.
500,000	3.50%, due 01/31/23	493,313
	Weyerhaeuser Co.
235,000	7.38%, due 03/15/32	300,797
		794,110
	Semiconductors & Semiconductor Equipment — 0.8%
	Intel Corp.
317,000	3.30%, due 10/01/21	335,345
846,000	4.80%, due 10/01/41	896,164
		1,231,509
	Software — 1.8%
	Microsoft Corp.
439,000	5.30%, due 02/08/41	514,683
	Oracle Corp.
895,000	2.80%, due 07/08/21	914,334
1,174,000	6.13%, due 07/08/39	1,460,530
		2,889,547

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 27

Principal Amount		Value
	Corporate Bonds (continued)
	Specialty Retail — 0.5%
	Home Depot, Inc. (The)
$646,000	5.88%, due 12/16/36	$797,690
	Technology Hardware, Storage & Peripherals — 3.4%
	Apple, Inc.
1,295,000	2.40%, due 05/03/23	1,257,375
126,000	3.45%, due 05/06/24	130,591
700,000	2.50%, due 02/09/25	668,952
1,015,000	3.85%, due 05/04/43	953,488
1,166,000	3.45%, due 02/09/45	1,017,217
	Hewlett-Packard Co.
573,000	4.38%, due 09/15/21	609,204
597,000	4.65%, due 12/09/21	643,937
		5,280,764
	Thrifts & Mortgage Finance — 0.6%
	Abbey National Treasury Services PLC
585,000	4.00%, due 03/13/24	618,858
	BPCE S.A.
250,000	4.00%, due 04/15/24	259,769
		878,627
	Tobacco — 1.4%
	Altria Group, Inc.
683,000	4.75%, due 05/05/21	756,808
342,000	2.85%, due 08/09/22	335,619
200,000	4.00%, due 01/31/24	207,380
	Philip Morris International, Inc.
333,000	6.38%, due 05/16/38	426,202
	Reynolds American, Inc.
518,000	4.75%, due 11/01/42	496,797
		2,222,806
Principal Amount		Value
	Corporate Bonds (continued)
	Wireless Telecommunication Services — 1.6%
	America Movil SAB de CV
$735,000	3.13%, due 07/16/22	$738,197
462,000	4.38%, due 07/16/42	447,669
	Vodafone Group PLC
1,038,000	2.95%, due 02/19/23	976,693
350,000	4.38%, due 02/19/43	307,071
		2,469,630
	Total Corporate Bonds (Cost $151,543,852)	151,676,989
	Repurchase Agreements (a) — 0.6%
865,558	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $865,563	865,558
	Total Repurchase Agreements (Cost $865,558)	865,558
	Total Investment Securities (Cost $152,409,410) — 97.1%	152,542,547
	Other assets less liabilities — 2.9%	4,506,007
	Net Assets — 100.0%	$157,048,554

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,659,860
Aggregate gross unrealized depreciation	(1,552,942)
Net unrealized appreciation	$106,918
Federal income tax cost of investments	$152,435,629

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	508	09/21/15	$64,865,250	$(208,063)
U.S. Long Bond Futures Contracts	312	09/21/15	48,555,000	(175,987)
Ultra Long Term U.S. Treasury Bond Futures Contracts	140	09/21/15	22,439,375	(113,026)
				$(497,076)

Cash collateral in the amount of $2,506,460 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

28 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 98.9%
	Banks — 87.4%
	Australia & New Zealand Banking Group Ltd.
$250,000	2.40%, due 11/23/16 (a)	$254,851
	Bank of Montreal
250,000	1.95%, due 01/30/17 (a)	254,401
	Bank of Nova Scotia (The)
265,000	1.95%, due 01/30/17 (a)	269,644
200,000	1.75%, due 03/22/17 (a)	202,709
	Bank of Scotland PLC
250,000	5.25%, due 02/21/17 (a)	267,340
	Barclays Bank PLC
295,000	2.25%, due 05/10/17 (a)	301,646
	Commonwealth Bank of Australia
300,000	1.88%, due 12/11/18 (a)	302,690
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17 (a)	201,082
	DNB Boligkreditt AS
270,000	1.45%, due 03/21/18 (a)	269,953
	National Australia Bank Ltd.
250,000	1.25%, due 03/08/18 (a)	249,224
295,000	2.00%, due 02/22/19 (a)	299,086
	Royal Bank of Canada
150,000	1.20%, due 09/19/17	150,090
330,000	2.00%, due 10/01/18	335,288
200,000	2.20%, due 09/23/19	203,055
100,000	1.88%, due 02/05/20	99,713
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18 (a)	199,817
	SpareBank 1 Boligkreditt AS
320,000	1.25%, due 05/02/18 (a)	318,465
	Stadshypotek AB
320,000	1.25%, due 05/23/18 (a)	318,834
	Swedbank Hypotek AB
230,000	2.38%, due 04/05/17 (a)	235,764
	Toronto-Dominion Bank (The)
200,000	2.25%, due 09/25/19 (a)	203,305
	Westpac Banking Corp.
200,000	1.25%, due 12/15/17 (a)	199,761
200,000	1.38%, due 05/30/18 (a)	199,603
440,000	1.85%, due 11/26/18 (a)	443,827
		5,780,148
	Capital Markets — 7.7%
	ING Bank N.V.
300,000	2.63%, due 12/05/22 (a)	304,818
	UBS AG
200,000	2.25%, due 03/30/17 (a)	204,625
		509,443
Principal Amount		Value
	Corporate Bonds (continued)
	Diversified Financial Services — 3.8%
	Caisse Centrale Desjardins
$250,000	1.60%, due 03/06/17 (a)	$252,790
	Total Corporate Bonds (Cost $6,497,036)	6,542,381
	Repurchase Agreements (b) — 1.3%
83,695	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $83,695	83,695
	Total Repurchase Agreements (Cost $83,695)	83,695
	Total Investment Securities (Cost $6,580,731) — 100.2%	6,626,076
	Liabilities in excess of other assets — (0.2%)	(11,429)
	Net Assets — 100.0%	$6,614,647

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,624
Aggregate gross unrealized depreciation	(2,279)
Net unrealized appreciation	$45,345
Federal income tax cost of investments	$6,580,731

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: USD COVERED BOND COBO :: 29

USD Covered Bond invested, as a percentage of net assets, in the following countries as of May 31, 2015:

Canada	29.7%
Australia	29.6%
Sweden	11.4%
Norway	8.9%
United Kingdom	8.6%
Netherlands	4.6%
Switzerland	3.1%
France	3.0%
Other[1]	1.1%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

30 :: COBO USD COVERED BOND :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount			Value
		Sovereign Government & Agency Obligations — 88.2%
		Germany — 88.2%
		Bund Laender Anleihe
EUR	130,000	1.50%, due 07/15/20	$151,867
		Bundesrepublik Deutschland
	139,000	3.75%, due 01/04/19	173,669
	136,000	3.50%, due 07/04/19	170,961
	139,000	3.00%, due 07/04/20	175,520
	143,000	1.75%, due 07/04/22	173,848
	90,000	4.00%, due 01/04/37	155,694
		Free State of Bavaria
	57,000	4.13%, due 01/16/17	66,713
		Gemeinsame Deutsche Bundeslaender
	67,000	1.75%, due 06/13/22	80,047
	77,000	0.50%, due 02/05/25	82,635
		KFW
	153,000	1.13%, due 10/16/18	174,367
	132,000	3.88%, due 01/21/19	165,248
	144,000	0.88%, due 03/18/19	163,237
	153,000	1.63%, due 01/15/21	181,620
	129,000	3.38%, due 01/18/21	167,007
		State of Baden-Wurttemberg
	67,000	1.00%, due 07/18/22	76,362
	76,000	2.00%, due 11/13/23	93,053
		State of Berlin
	58,000	1.88%, due 06/12/23	70,097
	65,000	1.63%, due 06/03/24	77,208
		State of Brandenburg
	42,000	1.50%, due 02/12/20	48,879
	39,000	3.50%, due 06/15/21	50,821
		State of Hesse
	61,000	1.75%, due 01/20/23	73,090
	65,000	1.38%, due 06/10/24	75,771
		State of Lower Saxony
	59,000	4.25%, due 02/27/18	72,197
	61,000	2.13%, due 01/16/24	75,351
		State of North Rhine-Westphalia
	74,000	0.88%, due 12/04/17	82,911
	73,000	1.88%, due 09/15/22	88,007
		State of Rhineland-Palatinate
	40,000	2.88%, due 03/03/17	46,081
	46,000	1.25%, due 01/16/20	52,931
		State of Saxony-Anhalt
	43,000	1.63%, due 04/25/23	51,085
	40,000	1.88%, due 04/10/24	48,454
			3,164,731
		Total Sovereign Government & Agency Obligations (Cost $3,631,838)	3,164,731
Principal Amount			Value
		Corporate Bonds — 10.1%
		Banks — 10.1%
		Landeskreditbank Baden- Wuerttemberg Foerderbank
EUR	52,000	1.00%, due 11/19/18	$58,904
	49,000	0.25%, due 11/25/19	54,070
		Landwirtschaftliche Rentenbank
	47,000	2.88%, due 08/30/21	59,982
	51,000	1.25%, due 05/20/22	59,569
		NRW Bank
	54,000	0.63%, due 08/01/16	59,658
	54,000	3.88%, due 01/27/20	69,417
			361,600
		Total Corporate Bonds (Cost $445,424)	361,600
		Repurchase Agreements (a) — 1.2%
	$44,800	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $44,800	44,800
		Total Repurchase Agreements (Cost $44,800)	44,800
		Total Investment Securities (Cost $4,122,062) — 99.5%	3,571,131
		Other assets less liabilities — 0.5%	18,317
		Net Assets — 100.0%	$3,589,448

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR  Euro

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(550,931)
Net unrealized depreciation	$(550,931)
Federal income tax cost of investments	$4,122,062

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: GERMAN SOVEREIGN/SUB-SOVEREIGN ETF GGOV :: 31

Principal Amount		Value
	Sovereign Government & Agency Obligations — 64.2%
	Brazil — 5.2%
	Banco Nacional de Desenvolvimento Economico e Social
$100,000	6.37%, due 06/16/18	$107,900
100,000	6.50%, due 06/10/19	109,250
	Brazilian Government International Bond
102,000	6.00%, due 01/17/17	109,293
60,000	8.88%, due 10/14/19	75,210
		401,653
	Colombia — 2.0%
	Colombia Government International Bond
110,000	11.75%, due 02/25/20	150,700
	Hungary — 3.5%
	Hungary Government International Bond
150,000	4.13%, due 02/19/18	156,937
100,000	6.25%, due 01/29/20	113,572
		270,509
	Indonesia — 8.3%
	Indonesia Government International Bond
162,000	6.88%, due 01/17/18	182,655
100,000	5.88%, due 03/13/20	112,750
	Perusahaan Penerbit SBSN Indonesia III
300,000	6.13%, due 03/15/19	336,749
		632,154
	Lithuania — 2.9%
	Lithuania Government International Bond
205,000	5.13%, due 09/14/17	222,220
	Mexico — 4.7%
	Mexico Government International Bond
140,000	5.63%, due 01/15/17	149,870
90,000	5.95%, due 03/19/19	102,015
100,000	5.13%, due 01/15/20	111,000
		362,885
	Pakistan — 2.7%
	Pakistan Government International Bond
200,000	6.75%, due 12/03/19	204,870
Principal Amount		Value
	Sovereign Government & Agency Obligations (continued)
	Panama — 1.4%
	Panama Government International Bond
$100,000	5.20%, due 01/30/20	$110,750
	Philippines — 2.4%
	Philippine Government International Bond
150,000	8.38%, due 06/17/19	186,750
	Poland — 4.0%
	Poland Government International Bond
110,000	3.88%, due 07/16/15	110,453
170,000	6.38%, due 07/15/19	198,220
		308,673
	Qatar — 6.2%
	Qatar Government International Bond
230,000	6.55%, due 04/09/19	269,962
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	205,523
		475,485
	Russia — 1.6%
	Russian Foreign Bond - Eurobond
100,000	11.00%, due 07/24/18	122,005
	Serbia — 2.7%
	Republic of Serbia
200,000	4.88%, due 02/25/20	205,500
	Slovenia — 2.8%
	Slovenia Government International Bond
200,000	4.13%, due 02/18/19	211,000
	South Africa — 3.0%
	South Africa Government International Bond
200,000	6.88%, due 05/27/19	229,400
	Turkey — 5.7%
	Export Credit Bank of Turkey
201,000	5.38%, due 11/04/16	209,040
	Turkey Government International Bond
102,000	6.75%, due 04/03/18	112,914
100,000	7.50%, due 11/07/19	116,480
		438,434

See accompanying notes to the financial statements.

32 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Sovereign Government & Agency Obligations (continued)
	Ukraine — 2.8%
	Ukraine Government International Bond
$100,000	6.88%, due 09/23/15	$50,500
360,000	6.58%, due 11/21/16	165,600
		216,100
	Venezuela — 2.3%
	Venezuela Government International Bond
100,000	5.75%, due 02/26/16	83,950
220,000	7.75%, due 10/13/19	93,500
		177,450
	Total Sovereign Government & Agency Obligations (Cost $4,970,364)	4,926,538
	Corporate Bonds — 33.3%
	Banks — 12.0%
	QNB Finance Ltd.
200,000	3.38%, due 02/22/17	206,500
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.
200,000	7.75%, due 05/29/18	208,896
	Sberbank of Russia Via SB Capital S.A.
195,000	4.95%, due 02/07/17	196,034
100,000	5.40%, due 03/24/17	101,440
	Turkiye Halk Bankasi AS
200,000	4.88%, due 07/19/17	206,131
		919,001
	Diversified Financial Services — 1.7%
	Gazprom OAO Via Gaz Capital S.A.
125,000	6.21%, due 11/22/16	128,732
	Electric Utilities — 4.9%
	Hrvatska Elektroprivreda
250,000	6.00%, due 11/09/17	262,001
	Majapahit Holding B.V.
100,000	8.00%, due 08/07/19	116,630
		378,631
	Electrical Equipment — 1.4%
	Power Sector Assets & Liabilities Management Corp.
100,000	6.88%, due 11/02/16	107,500
Principal Amount		Value
	Corporate Bonds (continued)
	Multi-Utilities — 1.5%
	Empresas Publicas de Medellin ESP
$100,000	7.63%, due 07/29/19	$118,062
	Oil & Gas — 1.3%
	Petrobras Global Finance B.V.
100,000	3.25%, due 03/17/17	98,846
	Oil, Gas & Consumable Fuels — 8.6%
	Petrobras Global Finance B.V.
84,000	5.88%, due 03/01/18	86,396
90,000	7.88%, due 03/15/19	96,867
	Petroleos de Venezuela S.A.
60,000	5.00%, due 10/28/15	58,800
63,000	5.13%, due 10/28/16	44,730
140,000	5.25%, due 04/12/17	75,530
	Petroleos Mexicanos
204,000	5.75%, due 03/01/18	224,400
60,000	8.00%, due 05/03/19	71,130
		657,853
	Supranational — 1.9%
	Ukreximbank Via Biz Finance PLC
200,000	8.75%, due 01/22/18	141,250
	Total Corporate Bonds (Cost $2,473,010)	2,549,875
	Repurchase Agreements (a) — 1.5%
116,939	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $116,939	116,939
	Total Repurchase Agreements (Cost $116,939)	116,939
	Total Investment Securities (Cost $7,560,313) — 99.0%	7,593,352
	Other assets less liabilities — 1.0%	75,670
	Net Assets — 100.0%	$7,669,022

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 33

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,073
Aggregate gross unrealized depreciation	(113,034)
Net unrealized appreciation	$33,039
Federal income tax cost of investments	$7,560,313

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of May 31, 2015:

Mexico	8.6%
Turkey	8.4%
Indonesia	8.3%
Luxembourg	8.3%
Qatar	6.2%
Brazil	5.2%
Netherlands	5.2%
Venezuela	4.6%
Poland	4.0%
Philippines	3.8%
Colombia	3.5%
Hungary	3.5%
Croatia	3.4%
South Africa	3.0%
Lithuania	2.9%
Slovenia	2.8%
Ukraine	2.8%
Cayman Islands	2.7%
Pakistan	2.7%
Serbia	2.7%
United Kingdom	1.9%
Russia	1.6%
Panama	1.4%
Other[1]	2.5%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

34 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 17.8%
185	3M Co. (Industrials)	0.1%	$29,430
500	AbbVie, Inc. (Health Care)	0.1%	33,295
114	Actavis PLC* (Health Care)	0.1%	34,976
573	Altria Group, Inc. (Consumer Staples)	0.1%	29,338
111	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	47,645
221	Amgen, Inc. (Health Care)	0.1%	34,533
1,694	Apple, Inc. (Information Technology)	0.6%	220,694
1,509	AT&T, Inc. (Telecommunication Services)	0.1%	52,121
3,059	Bank of America Corp. (Financials)	0.1%	50,473
530	Berkshire Hathaway, Inc., Class B* (Financials)	0.2%	75,790
68	Biogen, Inc.* (Health Care)	0.1%	26,995
190	Boeing Co. (The) (Industrials)	0.1%	26,699
483	Bristol-Myers Squibb Co. (Health Care)	0.1%	31,202
233	Celgene Corp.* (Health Care)	0.1%	26,665
547	Chevron Corp. (Energy)	0.1%	56,341
1,484	Cisco Systems, Inc. (Information Technology)	0.1%	43,496
882	Citigroup, Inc. (Financials)	0.1%	47,699
1,143	Coca-Cola Co. (The) (Consumer Staples)	0.1%	46,817
739	Comcast Corp., Class A (Consumer Discretionary)	0.1%	43,202
327	CVS Health Corp. (Consumer Staples)	0.1%	33,478
1,220	Exxon Mobil Corp. (Energy)	0.3%	103,944
610	Facebook, Inc., Class A* (Information Technology)	0.1%	48,306
2,927	General Electric Co. (Industrials)	0.2%	79,819
433	Gilead Sciences, Inc.* (Health Care)	0.1%	48,613
83	Google, Inc., Class A* (Information Technology)	0.1%	45,262
83	Google, Inc., Class C* (Information Technology)	0.1%	44,165
383	Home Depot, Inc. (The) (Consumer Discretionary)	0.1%	42,674
1,377	Intel Corp. (Information Technology)	0.1%	47,451
267	International Business Machines Corp. (Information Technology)	0.1%	45,297
809	Johnson & Johnson (Health Care)	0.2%	81,013
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,084	JPMorgan Chase & Co. (Financials)	0.2%	$71,306
279	McDonald's Corp. (Consumer Discretionary)	0.1%	26,764
414	Medtronic PLC (Health Care)	0.1%	31,597
825	Merck & Co., Inc. (Health Care)	0.1%	50,234
2,386	Microsoft Corp. (Information Technology)	0.3%	111,808
932	Oracle Corp. (Information Technology)	0.1%	40,533
431	PepsiCo, Inc. (Consumer Staples)	0.1%	41,561
1,782	Pfizer, Inc. (Health Care)	0.1%	61,925
450	Philip Morris International, Inc. (Consumer Staples)	0.1%	37,382
785	Procter & Gamble Co. (The) (Consumer Staples)	0.1%	61,536
480	QUALCOMM, Inc. (Information Technology)	0.1%	33,446
371	Schlumberger Ltd. (Energy)	0.1%	33,676
240	United Technologies Corp. (Industrials)	0.1%	28,121
277	UnitedHealth Group, Inc. (Health Care)	0.1%	33,298
1,208	Verizon Communications, Inc. (Telecommunication Services)	0.1%	59,724
564	Visa, Inc., Class A (Information Technology)	0.1%	38,736
459	Wal-Mart Stores, Inc. (Consumer Staples)	0.1%	34,090
455	Walt Disney Co. (The) (Consumer Discretionary)	0.1%	50,218
1,363	Wells Fargo & Co. (Financials)	0.2%	76,273
127,230	Other Common Stocks	11.5%	4,616,132
	Total Common Stocks (Cost $6,200,289)		7,115,793
Principal Amount
	U.S. Government & Agency Security — 62.7%
	U.S. Treasury Bill
$25,146,000	0.00%, due 07/30/15		25,146,100
	Total U.S. Government & Agency Security (Cost $ 25,146,097)		25,146,100

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: HEDGE REPLICATION ETF HDG :: 35

Principal Amount		Value
	Repurchase Agreement (a) — 13.5%
$5,401,267	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $5,401,302	$5,401,267
	Total Repurchase Agreements (Cost $5,401,267)	5,401,267
	Total Investment Securities (Cost $36,747,653) — 94.0%	37,663,160
	Other assets less liabilities — 6.0%	2,422,546
	Net Assets — 100.0%	$40,085,706

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$982,850
Aggregate gross unrealized depreciation	(105,966)
Net unrealized appreciation	$876,884
Federal income tax cost of investments	$36,786,276

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Euro FX Currency Futures Contracts	61	06/15/15	$4,188,413	$(50,480)

Cash collateral in the amount of $110,715 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

36 :: HDG HEDGE REPLICATION ETF :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Hedge Replication ETF had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$18,300	01/06/16	Credit Suisse International	(0.07)%	iShares® MSCI Emerging Markets ETF	$18,124
209,715	11/06/15	Credit Suisse International	(0.07)%	Russell 2000® Total Return Index	208,745
210,488	11/06/15	Credit Suisse International	0.63%	S&P 500® Total Return Index	133,878
5,921,035	01/06/16	Credit Suisse International	(0.12)%	iShares® MSCI EAFE ETF	549,017
6,359,538					909,764	$(268,168)	$(580,000)	$61,596
133,814	11/06/15	Deutsche Bank AG	(0.40)%	iShares® MSCI Emerging Markets ETF	134,912
243,126	01/06/16	Deutsche Bank AG	0.35%	iShares® MSCI EAFE ETF	85,375
285,263	11/06/15	Deutsche Bank AG	(0.05)%	Russell 2000® Total Return Index	285,070
662,203					505,357	—	(450,000)	55,357
1,092	01/06/16	Morgan Stanley & Co. International PLC	(0.07)%	iShares® MSCI Emerging Markets ETF	(449)
34,331	11/06/15	Morgan Stanley & Co. International PLC	0.58%	S&P 500® Total Return Index	(15,268)
35,423					(15,717)	—	—	(15,717)
1,768	11/06/15	Societe Generale	0.18%	Russell 2000® Total Return Index	(7,012)
15,723	01/06/16	Societe Generale	0.58%	iShares® MSCI EAFE ETF	12,887
31,577	01/06/16	Societe Generale	(0.57)%	iShares® MSCI Emerging Markets ETF	58,735
49,068					64,610	—	(50,000)	14,610
362	01/06/16	UBS AG	0.28%	iShares® MSCI Emerging Markets ETF	(464)
3,341	11/06/15	UBS AG	0.03%	Russell 2000® Total Return Index	(56,460)
23,209	01/06/16	UBS AG	0.38%	iShares® MSCI EAFE ETF	2,246
26,912					(54,678)	—	54,678	—
$7,133,144					$1,409,336

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: HEDGE REPLICATION ETF HDG :: 37

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	2.3%
Consumer Staples	1.4%
Energy	1.2%
Financials	3.2%
Health Care	2.7%
Industrials	1.9%
Information Technology	3.5%
Materials	0.6%
Telecommunication Services	0.4%
Utilities	0.6%
Other[1]	82.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

38 :: HDG HEDGE REPLICATION ETF :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares			Value
		Common Stocks — 88.6%
		Consumer Discretionary — 9.6%
3,300		ANN INC*	$154,275
2,079		Family Dollar Stores, Inc.	161,164
2,001		Life Time Fitness, Inc.*	143,872
850		Time Warner Cable, Inc.	153,756
			613,067
		Consumer Staples — 5.2%
1,703		Kraft Foods Group, Inc.	143,819
2,640		Lorillard, Inc.	191,347
			335,166
		Energy — 6.9%
2,352		Baker Hughes, Inc.	151,610
8,643		BG Group PLC	150,197
6,100		Rosetta Resources, Inc.*	142,496
			444,303
		Financials — 17.0%
5,270		Associated Estates Realty Corp. (REIT)	150,669
102,830		Banco BPI S.A.*	157,436
1,729		City National Corp./CA	159,379
9,252		Excel Trust, Inc. (REIT)	147,014
1,154		PartnerRe Ltd.	151,670
11,705		Susquehanna Bancshares, Inc.	162,583
30,659		TSB Banking Group PLC (a)*	159,087
			1,087,838
		Health Care — 14.0%
—	#	AbbVie, Inc.	26
2,456		Catamaran Corp.*	147,032
1,989		Mylan NV*	144,461
1,600		Omnicare, Inc.	152,464
758		Perrigo Co. PLC	144,247
750		Synageva BioPharma Corp.*	160,058
5,258		Synergy Health PLC	146,502
			894,790
		Industrials — 9.4%
31,280		GrafTech International Ltd.*	158,590
1,200		Pall Corp.	149,328
24,703		Recall Holdings Ltd.	146,561
17,980		TNT Express NV	151,660
			606,139
		Information Technology — 14.4%
37,788		Alcatel-Lucent*	151,194
3,000		AOL, Inc.*	150,030
3,277		IGATE Corp.*	155,690
Shares		Value
	Common Stocks (continued)
3,147	Informatica Corp.*	$152,315
8,154	Integrated Silicon Solution, Inc.	167,320
22,872	Pace PLC	144,060
		920,609
	Materials — 9.7%
45,618	AuRico Gold, Inc.	151,131
17,967	Rexam PLC	153,506
1,151	Sigma-Aldrich Corp.	160,334
53,500	Sirius Resources NL*	155,024
		619,995
	Utilities — 2.4%
2,852	Cleco Corp.	154,721
	Total Common Stocks (Cost $5,664,514)	5,676,628
	Master Limited Partnership — 2.1%
	Energy — 2.1%
10,100	Crestwood Midstream Partners LP	135,542
	Total Master Limited Partnership (Cost $149,599)	135,542
Principal Amount
	Repurchase Agreements (b) — 10.7%
$685,985	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $685,989	685,985
	Total Repurchase Agreements (Cost $685,985)	685,985
	Total Investment Securities (Cost $6,500,098) — 101.4%	6,498,155
	Liabilities in excess of other assets — (1.4%)	(92,240)
	Net Assets — 100.0%	$6,405,915

*  Non-income producing security.

#  Amount represents less than one share.

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: MERGER ETF MRGR :: 39

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,622
Aggregate gross unrealized depreciation	(83,565)
Net unrealized depreciation	$(1,943)
Federal income tax cost of investments	$6,500,098

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of May 31, 2015:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	08/14/15	251,000	$(201,898)	$191,125	$(10,773)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	08/14/15	188,000	(154,555)	151,000	(3,555)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	08/14/15	(476,000)	371,520	362,452	9,068
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	08/14/15	(292,000)	240,557	234,532	6,025
U.S. Dollar vs. Euro	Goldman Sachs & Co.	08/14/15	(362,000)	405,260	398,000	7,260
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	08/14/15	(554,000)	837,316	846,274	(8,958)
						$(933)[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized depreciation of $(933). Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Swap Agreements1

Merger ETF had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,456,945)	11/06/15	Societe Generale	0.52%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(417,317)
1,551,738	11/06/15	Societe Generale	0.63%	S&P Merger Arbitrage Index (long exposure to Targets)	36,957
$(905,207)					$(380,360)	$—	$39,434	$(340,926)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received fromthe counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

40 :: MRGR MERGER ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Merger ETF invested, as a percentage of net assets, in the following countries as of May 31, 2015:

United States	60.1%
United Kingdom	11.8%
Australia	4.7%
Portugal	2.4%
Bermuda	2.4%
Canada	2.4%
France	2.4%
Netherlands	2.3%
Ireland	2.2%
Other[1]	9.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: MERGER ETF MRGR :: 41

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 97.9%
21,494	AES Corp. (The) (Utilities)	0.6%	$292,318
13,415	Ally Financial, Inc.* (Financials)	0.6%	304,118
9,222	American International Group, Inc. (Financials)	1.1%	540,501
2,492	AmerisourceBergen Corp. (Health Care)	0.6%	280,500
2,162	Anthem, Inc. (Health Care)	0.7%	362,892
4,761	Apache Corp. (Energy)	0.6%	284,898
7,791	Archer-Daniels-Midland Co. (Consumer Staples)	0.8%	411,754
31,954	AT&T, Inc. (Telecommunication Services)	2.2%	1,103,691
36,838	Bank of America Corp. (Financials)	1.2%	607,827
3,800	Bunge Ltd. (Consumer Staples)	0.7%	351,728
47,524	California Resources Corp. (Energy)	0.7%	373,064
3,583	Cardinal Health, Inc. (Health Care)	0.6%	315,913
4,039	Caterpillar, Inc. (Industrials)	0.7%	344,608
10,796	CenturyLink, Inc. (Telecommunication Services)	0.7%	358,859
7,628	Chevron Corp. (Energy)	1.6%	785,684
11,642	Citigroup, Inc. (Financials)	1.3%	629,599
7,835	ConocoPhillips (Energy)	1.0%	498,933
12,605	Exelon Corp. (Utilities)	0.8%	426,427
5,582	Exxon Mobil Corp. (Energy)	1.0%	475,586
8,817	FirstEnergy Corp. (Utilities)	0.6%	314,591
26,066	Ford Motor Co. (Consumer Discretionary)	0.8%	395,421
14,778	Freeport-McMoRan, Inc. (Materials)	0.6%	290,388
24,372	General Electric Co. (Industrials)	1.3%	664,624
11,529	General Motors Co. (Consumer Discretionary)	0.8%	414,698
1,591	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	328,048
4,145	HCA Holdings, Inc.* (Health Care)	0.7%	339,185
11,939	Hewlett-Packard Co. (Information Technology)	0.8%	398,763
10,653	Ingram Micro, Inc., Class A* (Information Technology)	0.6%	285,607
14,436	Intel Corp. (Information Technology)	1.0%	497,465
3,230	International Business Machines Corp. (Information Technology)	1.1%	547,969
3,533	Johnson & Johnson (Health Care)	0.7%	353,795
11,039	JPMorgan Chase & Co. (Financials)	1.4%	726,145
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,131	Kroger Co. (The) (Consumer Staples)	0.6%	$300,737
11,237	Marathon Oil Corp. (Energy)	0.6%	305,534
1,271	McKesson Corp. (Health Care)	0.6%	301,519
6,167	Merck & Co., Inc. (Health Care)	0.7%	375,509
5,945	MetLife, Inc. (Financials)	0.6%	310,686
8,708	Microsoft Corp. (Information Technology)	0.8%	408,057
13,823	Pfizer, Inc. (Health Care)	1.0%	480,349
3,672	Philip Morris International, Inc. (Consumer Staples)	0.6%	305,033
5,885	Phillips 66 (Energy)	0.9%	465,621
4,071	Prudential Financial, Inc. (Financials)	0.7%	344,447
3,973	Target Corp. (Consumer Discretionary)	0.6%	315,138
9,977	Telephone & Data Systems, Inc. (Telecommunication Services)	0.6%	296,217
2,525	Time Warner Cable, Inc. (Consumer Discretionary)	0.9%	456,747
3,056	Travelers Cos., Inc. (The) (Financials)	0.6%	309,023
2,508	UnitedHealth Group, Inc. (Health Care)	0.6%	301,487
7,691	Valero Energy Corp. (Energy)	0.9%	455,615
6,019	Wal-Mart Stores, Inc. (Consumer Staples)	0.9%	447,031
1,112,936	Other Common Stocks	57.2%	28,669,215
	Total Common Stocks (Cost $45,179,343)		49,153,564
Principal Amount
	Repurchase Agreements (a)(b) — 24.2%
$12,176,250	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $12,176,326		12,176,250
	Total Repurchase Agreements (Cost $12,176,250)		12,176,250
	Total Investment Securities (Cost $57,355,593) — 122.1%		61,329,814
	Liabilities in excess of other assets — (22.1%)		(11,111,615)
	Net Assets — 100.0%		$50,218,199

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $25,048,236.

See accompanying notes to the financial statements.

42 :: RALS RAFI® LONG/SHORT :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,268,691
Aggregate gross unrealized depreciation	(1,721,383)
Net unrealized appreciation	$3,547,308
Federal income tax cost of investments	$57,782,506

Swap Agreements1

RAFI® Long/Short had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(45,193,865)	11/06/15	Deutsche Bank AG	(0.10)%	RAFI® US Equity Long/Short Index (short portion)	$(7,040,602)	$6,734,714	$305,888	$—
(4,528,863)	11/06/15	Societe Generale	0.22%	RAFI® US Equity Long/Short Index (short portion)	(4,985,078)
628,546	11/06/15	Societe Generale	0.28%	RAFI® US Equity Long/Short Index (long portion)	348,873
(3,900,317)					(4,636,205)	4,420,242	215,963	—
$(49,094,182)					$(11,676,807)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: RAFI® LONG/SHORT RALS :: 43

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	11.5%
Consumer Staples	7.6%
Energy	11.2%
Financials	21.6%
Health Care	10.8%
Industrials	11.2%
Information Technology	11.0%
Materials	3.8%
Telecommunication Services	3.9%
Utilities	5.3%
Other[1]	2.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

44 :: RALS RAFI® LONG/SHORT :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligation — 90.6%
	U.S. Treasury Inflation Index Bonds
$3,654,987	0.75%, due 02/15/45	$3,505,597
	Total Long-Term U.S. Treasury Obligation (Cost $3,698,331)	3,505,597
	Repurchase Agreements (a) — 5.6%
216,249	Repurchase Agreements with various counterparties,rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $216,249	216,249
	Total Repurchase Agreements (Cost $216,249)	216,249
	Total Investment Securities (Cost $3,914,580) — 96.2%	3,721,846
	Other assets less liabilities — 3.8%	146,773
	Net Assets — 100.0%	$3,868,619

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(192,734)
Net unrealized depreciation	$(192,734)
Federal income tax cost of investments	$3,914,580

Swap Agreements1

30 Year TIPS/TSY Spread had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,501,043)	05/06/16	Citibank, N.A.	0.17%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury bonds)	$(72,812)
207,727	05/06/16	Citibank, N.A.	(0.08)%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	7,560
(2,293,316)					(65,252)	$—	$65,252	$—
(2,532,008)	01/06/16	Societe Generale	0.32%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury bonds)	(95,669)
142,341	11/06/15	Societe Generale	0.23%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	9,074
(2,389,667)					(86,595)	—	86,595	—
$(4,682,983)					$(151,847)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: 30 YEAR TIPS/TSY SPREAD RINF :: 45

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

46 :: RINF 30 YEAR TIPS/TSY SPREAD :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 95.4%
$5,784,702	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $5,784,737	$5,784,702
	Total Repurchase Agreements (Cost $5,784,702)	5,784,702
	Total Investment Securities (Cost $5,784,702) † — 95.4%	5,784,702
	Other assets less liabilities — 4.6%	279,228
	Net Assets — 100.0%	$6,063,930

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Credit Default Swap Agreements — Sell protection (a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at May 31, 2015 (b)	Notional Amount (c)		Value	Premiums Paid(Received)	Unrealized Appreciation
CDX North American High Yield Index; Version 3, Series 23*	5.00%	12/20/19	2.97%	$842,800	**	$78,573	$51,863	$26,710
CDX North American High Yield Index; Version 1, Series 24	5.00%	06/20/20	3.39%	4,740,000		383,271	320,580	62,691
						$461,844	$372,443	$89,401

*  As of May 31, 2015, the CDX North America High Yield Index included securities which had defaulted and represented 2% of the Index.

**  Reflects the notional amount after the default of securities.

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: CDS NORTH AMERICAN HY CREDIT ETF TYTE :: 47

Principal Amount		Value
	Repurchase Agreements (a) — 97.3%
$7,436,486	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $7,436,531	$7,436,486
	Total Repurchase Agreements (Cost $7,436,486)	7,436,486
	Total Investment Securities (Cost $7,436,486) † — 97.3%	7,436,486
	Other assets less liabilities — 2.7%	207,775
	Net Assets — 100.0%	$7,644,261

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Credit Default Swap Agreements — Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at May 31, 2015 (b)	Notional Amount (c)		Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 3, Series 23*	5.00%	12/20/19	2.97%	$872,200	**	$(81,314)	$(64,206)	$(17,108)
CDX North American High Yield Index; Version 1, Series 24	5.00%	06/20/20	3.39%	6,110,000		(494,048)	(413,162)	(80,886)
						$(575,362)	$(477,368)	$(97,994)

*  As of May 31, 2015, the CDX North America High Yield Index included securities which had defaulted and represented 2% of the Index.

**  Reflects the notional amount after the default of securities.

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b)  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to the financial statements.

48 :: WYDE CDS SHORT NORTH AMERICAN HY CREDIT ETF :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 75.7%
	U.S. Treasury Bills
$50,000,000	0.00%, due 06/11/15	$49,998,847
100,000,000	0.00%, due 06/25/15	99,995,833
90,000,000	0.00%, due 07/02/15	89,995,737
30,000,000	0.00%, due 07/16/15	29,999,625
100,000,000	0.00%, due 07/23/15	99,996,620
40,000,000	0.00%, due 07/30/15	39,998,689
100,000,000	0.00%, due 08/06/15	100,000,900
50,000,000	0.00%, due 08/20/15	50,000,001
100,000,000	0.00%, due 08/27/15	100,000,000
50,000,000	0.00%, due 09/10/15	49,999,300
180,000,000	0.00%, due 09/17/15	179,993,160
135,000,000	0.00%, due 10/01/15	134,997,705
70,000,000	0.00%, due 10/08/15	69,994,330
40,000,000	0.00%, due 10/15/15	39,996,600
30,000,000	0.00%, due 11/12/15	29,993,850
	Total U.S. Government & Agency Securities (Cost $1,164,905,633)	1,164,961,197
	Repurchase Agreements (a)(b) — 35.7%
550,221,982	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $550,225,404	550,221,982
	Total Repurchase Agreements (Cost $550,221,982)	550,221,982
	Total Investment Securities (Cost $1,715,127,615) — 111.4%	1,715,183,179
	Liabilities in excess of other assets — (11.4%)	(175,793,593)
	Net Assets — 100.0%	$1,539,389,586

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $295,349,569.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,564
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$55,564
Federal income tax cost of investments	$1,715,127,615

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,493	06/19/15	$262,388,250	$(2,661,656)

Cash collateral in the amount of $12,614,580 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT S&P500® SH :: 49

Swap Agreements1

Short S&P500® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(264,121,390)	11/07/16	Bank of America, N.A.	(0.53)%	S&P 500®	$(17,451,482)	$17,451,482	$—	$—
(109,994,345)	02/08/16	Citibank, N.A.	(0.35)%	S&P 500®	(8,322,187)	8,322,187	—	—
(100,795,475)	11/06/15	Credit Suisse International	(0.33)%	S&P 500®	(36,869,916)	36,869,916	—	—
(73,381,568)	11/06/15	Deutsche Bank AG	(0.20)%	S&P 500®	(9,778,029)
(2,208,551)	11/06/15	Deutsche Bank AG	(0.08)%	SPDR® S&P 500® ETF Trust	(472,664)
(75,590,119)					(10,250,693)	9,394,194	—	(856,499)
(189,755,220)	01/06/16	Goldman Sachs International	(0.30)%	S&P 500®	(5,707,980)	5,707,980	—	—
(101,388,925)	01/06/16	Morgan Stanley & Co. International PLC	(0.38)%	S&P 500®	(9,342,922)	9,342,922	—	—
(132,421,910)	11/06/15	Societe Generale	(0.38)%	S&P 500®	(48,188,871)	48,188,871	—	—
(303,029,311)	11/07/16	UBS AG	(0.33)%	S&P 500®	(21,441,455)	21,441,455	—	—
$(1,277,096,695)					$(157,575,506)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

50 :: SH SHORT S&P500® :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 89.4%
	U.S. Treasury Bills
$50,000,000	0.00%, due 06/11/15	$49,998,785
40,000,000	0.00%, due 06/18/15	39,999,056
28,000,000	0.00%, due 07/09/15	27,999,394
25,000,000	0.00%, due 07/30/15	24,999,295
20,000,000	0.00%, due 10/15/15	19,998,300
	Total U.S. Government & Agency Securities (Cost $162,989,277)	162,994,830
	Repurchase Agreements (a)(b) — 33.7%
61,378,534	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $61,378,917	61,378,534
	Total Repurchase Agreements (Cost $61,378,534)	61,378,534
	Total Investment Securities (Cost $224,367,811) — 123.1%	224,373,364
	Liabilities in excess of other assets — (23.1%)	(42,080,529)
	Net Assets — 100.0%	$182,292,835

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $59,089,897.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,553
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$5,553
Federal income tax cost of investments	$224,367,811

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	251	06/19/15	$22,635,180	$(39,072)

Cash collateral in the amount of $993,960 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT QQQ® PSQ :: 51

Swap Agreements1

Short QQQ® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(14,874,627)	11/07/16	Bank of America, N.A.	(0.48)%	NASDAQ-100 Index®	$(2,093,930)	$2,093,930	$—	$—
(11,309,062)	04/06/16	Citibank, N.A.	(0.40)%	NASDAQ-100 Index®	(1,336,348)	1,336,348	—	—
(14,803,597)	11/06/15	Credit Suisse International	(0.28)%	NASDAQ-100 Index®	(5,676,118)	5,676,118	—	—
(5,847,955)	11/06/15	Deutsche Bank AG	(0.30)%	NASDAQ-100 Index®	(3,492,142)	3,492,142	—	—
(27,189,279)	12/07/15	Goldman Sachs International	(0.35)%	NASDAQ-100 Index®	(2,030,749)	2,030,749	—	—
(2,412,750)	11/06/15	Morgan Stanley & Co. International PLC	(0.33)%	NASDAQ-100 Index®	(1,378,540)
(1,715,883)	11/06/15	Morgan Stanley & Co. International PLC	0.02%	PowerShares QQQ TrustSM, Series 1	(497,881)
(4,128,633)					(1,876,421)	1,806,929	—	(69,492)
(32,350,863)	11/06/15	Societe Generale	(0.43)%	NASDAQ-100 Index®	(22,760,531)	19,760,531	3,000,000	—
(49,170,679)	11/07/16	UBS AG	(0.28)%	NASDAQ-100 Index®	(6,657,156)	6,657,156	—	—
$(159,674,695)					$(45,923,395)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

52 :: PSQ SHORT QQQ® :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 73.1%
	U.S. Treasury Bills
$45,000,000	0.00%, due 06/25/15	$44,998,350
20,000,000	0.00%, due 08/20/15	20,000,000
25,000,000	0.00%, due 09/10/15	24,999,650
95,000,000	0.00%, due 10/15/15	94,991,925
	Total U.S. Government & Agency Securities (Cost $184,961,647)	184,989,925
	Repurchase Agreements (a)(b) — 38.3%
96,969,313	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $96,969,915	96,969,313
	Total Repurchase Agreements (Cost $96,969,313)	96,969,313
	Total Investment Securities (Cost $281,930,960) — 111.4%	281,959,238
	Liabilities in excess of other assets — (11.4%)	(28,746,221)
	Net Assets — 100.0%	$253,213,017

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $45,818,674.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,278
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$28,278
Federal income tax cost of investments	$281,930,960

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	343	06/19/15	$30,868,285	$6,530

Cash collateral in the amount of $1,471,470 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT DOW30SM DOG :: 53

Swap Agreements1

Short Dow30SM had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(33,376,542)	11/07/16	Bank of America, N.A.	(0.48)%	Dow Jones Industrial AverageSM	$(1,706,420)	$1,706,420	$—	$—
(11,259,837)	04/06/16	Citibank, N.A.	(0.30)%	Dow Jones Industrial AverageSM	(196,506)	196,506	—	—
(70,228,099)	11/06/15	Credit Suisse International	(0.28)%	Dow Jones Industrial AverageSM	(13,593,773)	13,593,773	—	—
(2,617,948)	11/06/15	Deutsche Bank AG	0.05%	Dow Jones Industrial AverageSM	(560,299)
(944,006)	11/06/15	Deutsche Bank AG	0.10%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(390,885)
(3,561,954)					(951,184)	874,917	—	(76,267)
(24,271,101)	12/07/15	Goldman Sachs International	(0.45)%	Dow Jones Industrial AverageSM	(649,016)	649,016	—	—
(76,631,867)	11/06/15	Societe Generale	(0.43)%	Dow Jones Industrial AverageSM	(12,504,138)	12,504,138	—	—
(3,023,710)	11/07/16	UBS AG	(0.28)%	Dow Jones Industrial AverageSM	(388,955)	388,955	—	—
$(222,353,110)					$(29,989,992)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

54 :: DOG SHORT DOW30SM :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 44.0%
	U.S. Treasury Bill
$10,000,000	0.00%, due 06/11/15	$9,999,770
	Total U.S. Government & Agency Security (Cost $9,999,770)	9,999,770
	Repurchase Agreements (a)(b) — 85.2%
19,336,820	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $19,336,939	19,336,820
	Total Repurchase Agreements (Cost $19,336,820)	19,336,820
	Total Investment Securities (Cost $29,336,590) † — 129.2%	29,336,590
	Liabilities in excess of other assets — (29.2%)	(6,637,817)
	Net Assets — 100.0%	$22,698,773

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $7,897,978.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	30	06/19/15	$4,567,500	$(21,081)

Cash collateral in the amount of $221,100 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements1

Short MidCap400 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,613,267)	11/07/16	Bank of America, N.A.	(0.08)%	S&P MidCap 400®	$(354,728)	$304,728	$50,000	$—
(7,800,051)	11/06/15	Credit Suisse International	(0.18)%	S&P MidCap 400®	(3,908,367)	3,908,367	—	—
(2,585,818)	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	(611,106)	611,106	—	—
(2,047,316)	11/06/15	Morgan Stanley & Co. International PLC	0.07%	S&P MidCap 400®	(1,279,397)	1,279,397	—	—
(2,073,138)	11/06/15	Societe Generale	(0.08)%	S&P MidCap 400®	(1,011,833)	552,998	260,000	(198,835)
$(18,119,590)					$(7,165,431)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT MIDCAP400 MYY :: 55

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 70.1%
	U.S. Treasury Bills
$60,000,000	0.00%, due 06/04/15	$59,999,918
40,000,000	0.00%, due 06/11/15	39,999,033
50,000,000	0.00%, due 06/18/15	49,998,926
50,000,000	0.00%, due 07/09/15	49,997,308
80,000,000	0.00%, due 08/13/15	80,000,800
	Total U.S. Government & Agency Securities (Cost $279,988,129)	279,995,985
	Repurchase Agreements (a)(b) — 39.6%
158,376,306	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $158,377,290	158,376,306
	Total Repurchase Agreements (Cost $158,376,306)	158,376,306
	Total Investment Securities (Cost $438,364,435) — 109.7%	438,372,291
	Liabilities in excess of other assets — (9.7%)	(38,637,843)
	Net Assets — 100.0%	$399,734,448

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $66,590,400.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,856
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$7,856
Federal income tax cost of investments	$438,364,435

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	360	06/19/15	$44,780,400	$280,253

Cash collateral in the amount of $2,019,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

56 :: RWM SHORT RUSSELL2000 :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Russell2000 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(152,110,191)	11/07/16	Bank of America, N.A.	0.32%	Russell 2000® Index	$(15,416,149)	$15,416,149	$—	$—
(10,719,396)	04/06/16	Citibank, N.A.	0.55%	Russell 2000® Index	(170,337)	109,000	—	(61,337)
(9,081,826)	11/06/15	Credit Suisse International	0.62%	Russell 2000® Index	(8,118,093)	8,118,093	—	—
(2,373,216)	11/06/15	Deutsche Bank AG	0.85%	Russell 2000® Index	(535,866)
(591,328)	11/06/15	Deutsche Bank AG	0.85%	iShares® Russell 2000 ETF	(70,301)
(2,964,544)					(606,167)	606,167	—	—
(139,839,973)	12/07/15	Goldman Sachs International	0.45%	Russell 2000® Index	(10,576,386)	10,146,386	430,000	—
(16,252,109)	11/06/15	Morgan Stanley & Co. International PLC	0.52%	Russell 2000® Index	(2,554,203)
(931,688)	11/06/15	Morgan Stanley & Co. International PLC	0.72%	iShares® Russell 2000 ETF	(644,609)
(17,183,797)					(3,198,812)	3,198,812	—	—
(2,707,273)	11/06/15	Societe Generale	0.52%	Russell 2000® Index	(1,956,272)	1,797,992	—	(158,280)
(20,547,297)	11/07/16	UBS AG	0.42%	Russell 2000® Index	(912,142)	192,998	—	(719,144)
$(355,154,297)					$(40,954,358)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT RUSSELL2000 RWM :: 57

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.8%
	U.S. Treasury Bills
$2,000,000	0.00%, due 07/16/15	$1,999,938
6,000,000	0.00%, due 10/15/15	5,999,490
	Total U.S. Government & Agency Securities (Cost $7,997,762)	7,999,428
	Repurchase Agreements (a)(b) — 60.8%
9,771,967	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $9,772,027	9,771,967
	Total Repurchase Agreements (Cost $9,771,967)	9,771,967
	Total Investment Securities (Cost $17,769,729) — 110.6%	17,771,395
	Liabilities in excess of other assets — (10.6%)	(1,709,276)
	Net Assets — 100.0%	$16,062,119

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $2,723,743.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,666
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,666
Federal income tax cost of investments	$17,769,729

Swap Agreements1

Short SmallCap600 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(6,447,811)	11/06/15	Bank of America, N.A.	(0.03)%	S&P SmallCap 600®	$(697,194)	$697,194	$—	$—
(3,597,444)	02/08/16	Citibank, N.A.	0.05%	S&P SmallCap 600®	(179,119)	179,119	—	—
(1,572,911)	11/06/15	Credit Suisse International	0.27%	S&P SmallCap 600®	(240,756)	240,756	—	—
(1,686,741)	11/06/15	Deutsche Bank AG	0.65%	S&P SmallCap 600®	(153,061)	53,995	—	(99,066)
(1,352,750)	11/06/15	Morgan Stanley & Co. International PLC	0.37%	S&P SmallCap 600®	(197,094)	150,986	—	(46,108)
(1,389,255)	11/06/15	Societe Generale	0.42%	S&P SmallCap 600®	(204,732)	49,995	—	(154,737)
$(16,046,912)					$(1,671,956)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

58 :: SBB SHORT SMALLCAP600 :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 85.9%
	U.S. Treasury Bills
$35,000,000	0.00%, due 06/18/15	$34,999,398
10,000,000	0.00%, due 07/16/15	9,999,750
70,000,000	0.00%, due 07/23/15	69,997,856
90,000,000	0.00%, due 08/13/15	90,000,900
117,000,000	0.00%, due 08/20/15	117,000,000
65,000,000	0.00%, due 08/27/15	65,000,000
65,000,000	0.00%, due 09/03/15	64,997,465
100,000,000	0.00%, due 09/10/15	99,998,600
180,000,000	0.00%, due 09/17/15	179,993,160
320,000,000	0.00%, due 10/15/15	319,972,800
130,000,000	0.00%, due 11/12/15	129,973,350
	Total U.S. Government & Agency Securities (Cost $1,181,755,171)	1,181,933,279
	Repurchase Agreements (a)(b) — 30.8%
424,219,669	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $424,222,306	424,219,669
	Total Repurchase Agreements (Cost $424,219,669)	424,219,669
	Total Investment Securities (Cost $1,605,974,840) — 116.7%	1,606,152,948
	Liabilities in excess of other assets — (16.7%)	(229,926,233)
	Net Assets — 100.0%	$1,376,226,715

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $397,768,203.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,946
Aggregate gross unrealized depreciation	(838)
Net unrealized appreciation	$178,108
Federal income tax cost of investments	$1,605,974,840

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,624	06/19/15	$276,176,000	$(121,757)

Cash collateral in the amount of $13,277,440 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT S&P500® SDS :: 59

Swap Agreements1

UltraShort S&P500® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(571,227,428)	11/07/16	Bank of America, N.A.	(0.53)%	S&P 500®	$(23,204,929)	$23,204,929	$—	$—
(362,386,385)	02/08/16	Citibank, N.A.	(0.35)%	S&P 500®	(21,539,641)	21,539,641	—	—
(118,458,740)	11/06/15	Credit Suisse International	(0.33)%	S&P 500®	(26,274,257)	26,274,257	—	—
(123,091,360)	11/06/15	Deutsche Bank AG	(0.20)%	S&P 500®	(20,052,794)
(6,516,729)	01/06/16	Deutsche Bank AG	(0.08)%	SPDR® S&P 500® ETF Trust	(959,830)
(129,608,089)					(21,012,624)	21,012,624	—	—
(504,567,024)	01/06/16	Goldman Sachs International	(0.30)%	S&P 500®	(18,563,906)
(622,362)	11/07/16	Goldman Sachs International	(0.21)%	SPDR® S&P 500® ETF Trust	(35,272)
(505,189,386)					(18,599,178)	18,599,178	—	—
(373,424,537)	01/06/16	Morgan Stanley & Co. International PLC	(0.38)%	S&P 500®	(12,366,459)	12,366,459	—	—
(362,017,588)	11/06/15	Societe Generale	(0.38)%	S&P 500®	(84,196,770)	84,196,770	—	—
(54,036,108)	11/07/16	UBS AG	(0.33)%	S&P 500®	(8,282,179)	8,282,179	—	—
$(2,476,348,261)					$(215,476,037)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

60 :: SDS ULTRASHORT S&P500® :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.9%
	U.S. Treasury Bills
$80,000,000	0.00%, due 06/04/15	$79,999,480
60,000,000	0.00%, due 06/11/15	59,998,550
45,000,000	0.00%, due 07/30/15	44,998,525
60,000,000	0.00%, due 08/13/15	60,000,600
35,000,000	0.00%, due 10/15/15	34,997,025
	Total U.S. Government & Agency Securities (Cost $279,983,010)	279,994,180
	Repurchase Agreements (a)(b) — 43.2%
145,728,091	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $145,728,997	145,728,091
	Total Repurchase Agreements (Cost $145,728,091)	145,728,091
	Total Investment Securities (Cost $425,711,101) — 126.1%	425,722,271
	Liabilities in excess of other assets — (26.1%)	(88,099,873)
	Net Assets — 100.0%	$337,622,398

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $146,626,054.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,170
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$11,170
Federal income tax cost of investments	$425,711,101

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	788	06/19/15	$71,061,840	$(488,912)

Cash collateral in the amount of $3,120,480 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT QQQ® QID :: 61

Swap Agreements1

UltraShort QQQ® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(64,817,747)	11/07/16	Bank of America, N.A.	(0.48)%	NASDAQ-100 Index®	$(6,893,081)	$6,893,081	$—	$—
(32,240,551)	04/06/16	Citibank, N.A.	(0.40)%	NASDAQ-100 Index®	(3,146,480)	3,146,480	—	—
(23,834,434)	11/06/15	Credit Suisse International	(0.28)%	NASDAQ-100 Index®	(10,712,598)	10,712,598	—	—
(19,963,766)	11/06/15	Deutsche Bank AG	(0.30)%	NASDAQ-100 Index®	(3,686,253)
(3,085,391)	11/06/15	Deutsche Bank AG	(0.10)%	PowerShares QQQ TrustSM, Series 1	(612,847)
(23,049,157)					(4,299,100)	4,299,100	—	—
(274,612,277)	01/06/16	Goldman Sachs International	(0.35)%	NASDAQ-100 Index®	(17,253,002)
(368,889)	11/07/16	Goldman Sachs International	(0.15)%	PowerShares QQQ TrustSM, Series 1	(78,482)
(274,981,166)					(17,331,484)	17,331,484	—	—
(5,543,808)	11/06/15	Morgan Stanley & Co. International PLC	(0.33)%	NASDAQ-100 Index®	(1,496,210)
(385,855)	11/06/15	Morgan Stanley & Co. International PLC	0.02%	PowerShares QQQ TrustSM, Series 1	(261,356)
(5,929,663)					(1,757,566)	1,757,566	—	—
(151,258,455)	11/06/15	Societe Generale	(0.43)%	NASDAQ-100 Index®	(41,118,366)	41,118,366	—	—
(28,114,752)	11/07/16	UBS AG	(0.28)%	NASDAQ-100 Index®	(974,417)	974,417	—	—
$(604,225,925)					$(86,233,092)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

62 :: QID ULTRASHORT QQQ® :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 87.0%
	U.S. Treasury Bills
$50,000,000	0.00%, due 06/25/15	$49,998,167
47,000,000	0.00%, due 07/09/15	46,997,470
30,000,000	0.00%, due 07/23/15	29,999,783
50,000,000	0.00%, due 10/15/15	49,995,750
20,000,000	0.00%, due 11/12/15	19,995,900
	Total U.S. Government & Agency Securities (Cost $196,966,235)	196,987,070
	Repurchase Agreements (a)(b) — 35.1%
79,387,098	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $79,387,591	79,387,098
	Total Repurchase Agreements (Cost $79,387,098)	79,387,098
	Total Investment Securities (Cost $276,353,333) — 122.1%	276,374,168
	Liabilities in excess of other assets — (22.1%)	(50,080,429)
	Net Assets — 100.0%	$226,293,739

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $69,767,201.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,835
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$20,835
Federal income tax cost of investments	$276,353,333

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	415	06/19/15	$37,347,925	$49,485

Cash collateral in the amount of $1,780,350 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT DOW30SM DXD :: 63

Swap Agreements1

UltraShort Dow30SM had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(166,449,337)	11/07/16	Bank of America, N.A.	(0.48)%	Dow Jones Industrial AverageSM	$(6,870,135)	$6,870,135	$—	$—
(21,991,429)	04/06/16	Citibank, N.A.	(0.30)%	Dow Jones Industrial AverageSM	(529,786)	529,786	—	—
(5,797,351)	11/06/15	Credit Suisse International	(0.28)%	Dow Jones Industrial AverageSM	(6,174,635)	6,174,635	—	—
(22,993,207)	11/06/15	Deutsche Bank AG	0.05%	Dow Jones Industrial AverageSM	(8,969,173)
(932,576)	11/06/15	Deutsche Bank AG	0.10%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(154,885)
(23,925,783)					(9,124,058)	9,124,058	—	—
(139,628,395)	12/07/15	Goldman Sachs International	(0.45)%	Dow Jones Industrial AverageSM	(3,689,895)
(1,262,631)	12/07/15	Goldman Sachs International	(0.27)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(47,756)
(140,891,026)					(3,737,651)	3,737,651	—	—
(49,734,674)	11/06/15	Societe Generale	(0.43)%	Dow Jones Industrial AverageSM	(10,953,880)	10,953,880	—	—
(6,464,920)	11/07/16	UBS AG	(0.28)%	Dow Jones Industrial AverageSM	(252,904)	252,904	—	—
$(415,254,520)					$(37,643,049)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

64 :: DXD ULTRASHORT DOW30SM :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 70.5%
	U.S. Treasury Bill
$4,000,000	0.00%, due 07/23/15	$3,999,971
	Total U.S. Government & Agency Security (Cost $3,999,971)	3,999,971
	Repurchase Agreements (a)(b) — 106.8%
6,053,752	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $6,053,789	6,053,752
	Total Repurchase Agreements (Cost $6,053,752)	6,053,752
	Total Investment Securities (Cost $10,053,723) † — 177.3%	10,053,723
	Liabilities in excess of other assets — (77.3%)	(4,382,839)
	Net Assets — 100.0%	$5,670,884

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $2,721,961.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	6	06/19/15	$913,500	$644

Cash collateral in the amount of $44,220 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT MIDCAP400 MZZ :: 65

Swap Agreements1

UltraShort MidCap400 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,455,004)	11/07/16	Bank of America, N.A.	(0.08)%	S&P MidCap 400®	$(135,224)	$73,999	$—	$(61,225)
(1,349,381)	02/08/16	Citibank, N.A.	(0.15)%	S&P MidCap 400®	(154,014)	—	72,000	(82,014)
(3,290,163)	11/06/15	Credit Suisse International	(0.18)%	S&P MidCap 400®	(1,080,248)	1,080,248	—	—
(1,749,518)	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	(311,241)
(46,083)	01/06/16	Deutsche Bank AG	0.35%	SPDR® S&P MidCap 400® ETF Trust	(15,250)
(1,795,601)					(326,491)	249,997	—	(76,494)
(1,095,950)	11/06/15	Morgan Stanley & Co. International PLC	0.07%	S&P MidCap 400®	(444,879)	270,996	130,000	(43,883)
(1,439,002)	11/06/15	Societe Generale	(0.08)%	S&P MidCap 400®	(665,757)	626,991	—	(38,766)
$(10,425,101)					$(2,806,613)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

66 :: MZZ ULTRASHORT MIDCAP400 :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.6%
	U.S. Treasury Bills
$20,000,000	0.00%, due 06/04/15	$19,999,864
55,000,000	0.00%, due 08/06/15	55,000,495
25,000,000	0.00%, due 09/10/15	24,999,650
60,000,000	0.00%, due 10/15/15	59,994,900
	Total U.S. Government & Agency Securities (Cost $159,976,699)	159,994,909
	Repurchase Agreements (a)(b) — 38.7%
75,117,144	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $75,117,612	75,117,144
	Total Repurchase Agreements (Cost $75,117,144)	75,117,144
	Total Investment Securities (Cost $235,093,843) — 121.3%	235,112,053
	Liabilities in excess of other assets — (21.3%)	(41,239,093)
	Net Assets — 100.0%	$193,872,960

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $51,543,134.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,210
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$18,210
Federal income tax cost of investments	$235,093,843

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	238	06/19/15	$29,604,820	$224,623

Cash collateral in the amount of $1,335,180 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT RUSSELL2000 TWM :: 67

Swap Agreements1

UltraShort Russell2000 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(250,348,186)	11/07/16	Bank of America, N.A.	0.32%	Russell 2000® Index	$(20,179,706)	$20,179,706	$—	$—
(22,819,215)	04/06/16	Citibank, N.A.	0.55%	Russell 2000® Index	(1,395,402)	1,395,402	—	—
(1,147,234)	11/06/15	Credit Suisse International	0.62%	Russell 2000® Index	(79,908)	79,908	—	—
(4,483,287)	11/06/15	Deutsche Bank AG	0.85%	Russell 2000® Index	(353,641)
(877,716)	11/06/15	Deutsche Bank AG	0.85%	iShares® Russell 2000 ETF	(131,017)
(5,361,003)					(484,658)	484,658	—	—
(1,245,208)	12/07/15	Goldman Sachs International	0.45%	Russell 2000® Index	(87,619)	87,619	—	—
(43,966,897)	11/06/15	Morgan Stanley & Co. International PLC	0.52%	Russell 2000® Index	(10,543,413)
(1,076,345)	11/06/15	Morgan Stanley & Co. International PLC	0.72%	iShares® Russell 2000 ETF	(1,002,387)
(45,043,242)					(11,545,800)	11,545,800	—	—
(2,484,710)	11/06/15	Societe Generale	0.52%	Russell 2000® Index	(7,979,250)	7,848,259	—	(130,991)
(29,790,872)	11/07/16	UBS AG	0.42%	Russell 2000® Index	(706,069)	706,069	—	—
$(358,239,670)					$(42,458,412)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

68 :: TWM ULTRASHORT RUSSELL2000 :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 45.3%
	U.S. Treasury Bill
$2,000,000	0.00%, due 08/20/15	$2,000,000
	Total U.S. Government & Agency Security (Cost $1,999,951)	2,000,000
	Repurchase Agreements (a)(b) — 73.7%
3,260,971	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $3,260,991	3,260,971
	Total Repurchase Agreements (Cost $3,260,971)	3,260,971
	Total Investment Securities (Cost $5,260,922) — 119.0%	5,260,971
	Liabilities in excess of other assets — (19.0%)	(839,292)
	Net Assets — 100.0%	$4,421,679

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,434,984.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$49
Federal income tax cost of investments	$5,260,922

Swap Agreements1

UltraShort SmallCap600 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,437,917)	11/06/15	Bank of America, N.A.	(0.03)%	S&P SmallCap 600®	$(558,435)	$—	$558,435	$—
(1,624,441)	11/06/15	Credit Suisse International	0.27%	S&P SmallCap 600®	(229,486)	229,486	—	—
(1,250,647)	11/06/15	Deutsche Bank AG	0.65%	S&P SmallCap 600®	(197,327)
(117,750)	11/06/15	Deutsche Bank AG	0.65%	iShares® Core S&P Small-Cap ETF	8,809
(1,368,397)					(188,518)	—	—	(188,518)
(1,401,397)	11/06/15	Morgan Stanley & Co. International PLC	0.37%	S&P SmallCap 600®	(269,318)	264,997	—	(4,321)
(1,015,230)	11/06/15	Societe Generale	0.42%	S&P SmallCap 600®	(167,567)	—	—	(167,567)
$(8,847,382)					$(1,413,324)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT SMALLCAP600 SDD :: 69

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 102.6%
	U.S. Treasury Bills
$50,000,000	0.00%, due 07/23/15	$49,999,639
50,000,000	0.00%, due 07/30/15	49,997,091
50,000,000	0.00%, due 08/13/15	50,000,500
46,000,000	0.00%, due 08/20/15	46,000,000
150,000,000	0.00%, due 09/17/15	149,994,300
70,000,000	0.00%, due 10/08/15	69,994,330
115,000,000	0.00%, due 11/12/15	114,976,425
	Total U.S. Government & Agency Securities (Cost $530,887,853)	530,962,285
	Repurchase Agreements (a)(b) — 19.3%
99,580,985	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $99,581,605	99,580,985
	Total Repurchase Agreements (Cost $99,580,985)	99,580,985
	Total Investment Securities (Cost $630,468,838) — 121.9%	630,543,270
	Liabilities in excess of other assets — (21.9%)	(113,335,348)
	Net Assets — 100.0%	$517,207,922

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $225,424,455.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,432
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$74,432
Federal income tax cost of investments	$630,468,838

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,066	06/19/15	$112,196,500	$775,372

Cash collateral in the amount of $5,393,960 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

70 :: SPXU ULTRAPRO SHORT S&P500® :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short S&P500® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(409,504,512)	11/07/16	Bank of America, N.A.	(0.53)%	S&P 500®	$(11,373,347)	$11,373,347	$—	$—
(299,431,546)	02/08/16	Citibank, N.A.	(0.35)%	S&P 500®	(10,044,904)	10,044,904	—	—
(87,056,139)	11/06/15	Credit Suisse International	(0.33)%	S&P 500®	(16,329,549)	16,329,549	—	—
(15,957,580)	11/06/15	Deutsche Bank AG	(0.20)%	S&P 500®	(13,176,533)
(263,873)	01/06/16	Deutsche Bank AG	(0.08)%	SPDR® S&P 500® ETF Trust	(37,643)
(16,221,453)					(13,214,176)	13,214,176	—	—
(124,461,743)	01/06/16	Goldman Sachs International	(0.30)%	S&P 500®	(8,940,180)
(695,092)	11/07/16	Goldman Sachs International	(0.21)%	SPDR® S&P 500® ETF Trust	(39,394)
(125,156,835)					(8,979,574)	—	8,979,574	—
(160,507,392)	11/07/16	Morgan Stanley & Co. International PLC	(0.38)%	S&P 500®	(11,994,987)	11,994,987	—	—
(245,033,531)	11/06/15	Societe Generale	(0.38)%	S&P 500®	(37,434,741)	37,434,741	—	—
(96,514,938)	11/07/16	UBS AG	(0.33)%	S&P 500®	(6,088,222)	6,088,222	—	—
$(1,439,426,346)					$(115,459,500)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO SHORT S&P500® SPXU :: 71

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.5%
	U.S. Treasury Bills
$10,000,000	0.00%, due 06/18/15	$9,999,835
15,000,000	0.00%, due 07/02/15	14,999,651
55,000,000	0.00%, due 07/09/15	54,998,810
10,000,000	0.00%, due 07/23/15	9,999,473
15,000,000	0.00%, due 07/30/15	14,999,508
75,000,000	0.00%, due 08/20/15	75,000,000
60,000,000	0.00%, due 10/08/15	59,995,140
45,000,000	0.00%, due 10/15/15	44,996,175
	Total U.S. Government & Agency Securities (Cost $284,967,556)	284,988,592
	Repurchase Agreements (a)(b) — 32.1%
110,683,087	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $110,683,775	110,683,087
	Total Repurchase Agreements (Cost $110,683,087)	110,683,087
	Total Investment Securities (Cost $395,650,643) — 114.6%	395,671,679
	Liabilities in excess of other assets — (14.6%)	(50,370,088)
	Net Assets — 100.0%	$345,301,591

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $192,433,890.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,036
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$21,036
Federal income tax cost of investments	$395,650,643

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	835	06/19/15	$75,300,300	$(623,164)

Cash collateral in the amount of $3,306,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

72 :: SQQQ ULTRAPRO SHORT QQQ® :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short QQQ® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(530,226,239)	11/07/16	Bank of America, N.A.	(0.48)%	NASDAQ-100 Index®	$(18,806,850)	$16,376,850	$2,430,000	$—
(19,331,675)	04/06/16	Citibank, N.A.	(0.40)%	NASDAQ-100 Index®	(1,276,633)	1,276,633	—	—
(8,106,019)	11/06/15	Credit Suisse International	(0.28)%	NASDAQ-100 Index®	(2,014,868)	2,014,868	—	—
(75,826,854)	11/06/15	Deutsche Bank AG	(0.30)%	NASDAQ-100 Index®	(8,619,641)
(4,115,728)	11/06/15	Deutsche Bank AG	(0.10)%	PowerShares QQQ TrustSM, Series 1	(967,408)
(79,942,582)					(9,587,049)	9,587,049	—	—
(97,455,176)	01/06/16	Goldman Sachs International	(0.35)%	NASDAQ-100 Index®	(12,661,055)
(70,215)	12/07/15	Goldman Sachs International	(0.15)%	PowerShares QQQ TrustSM, Series 1	(22,931)
(97,525,391)					(12,683,986)	12,253,986	430,000	—
(3,978,577)	11/06/15	Morgan Stanley & Co. International PLC	(0.33)%	NASDAQ-100 Index®	(1,224,648)
(1,154,073)	11/06/15	Morgan Stanley & Co. International PLC	0.02%	PowerShares QQQ TrustSM, Series 1	(786,605)
(5,132,650)					(2,011,253)	2,011,253	—	—
(199,486,715)	11/06/15	Societe Generale	(0.43)%	NASDAQ-100 Index®	(49,770,017)	49,770,017	—	—
(20,864,368)	11/07/16	UBS AG	(0.28)%	NASDAQ-100 Index®	(2,094,889)	2,094,889	—	—
$(960,615,639)					$(98,245,545)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO SHORT QQQ® SQQQ :: 73

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 94.5%
	U.S. Treasury Bills
$10,000,000	0.00%, due 06/11/15	$9,999,769
20,000,000	0.00%, due 08/06/15	20,000,180
30,000,000	0.00%, due 08/20/15	30,000,000
55,000,000	0.00%, due 10/15/15	54,995,326
20,000,000	0.00%, due 11/12/15	19,995,900
	Total U.S. Government & Agency Securities (Cost $134,968,325)	134,991,175
	Repurchase Agreements (a)(b) — 30.6%
43,646,658	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $43,646,929	43,646,658
	Total Repurchase Agreements (Cost $43,646,658)	43,646,658
	Total Investment Securities (Cost $178,614,983) — 125.1%	178,637,833
	Liabilities in excess of other assets — (25.1%)	(35,893,573)
	Net Assets — 100.0%	$142,744,260

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $46,009,444.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,850
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$22,850
Federal income tax cost of investments	$178,614,983

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	295	06/19/15	$26,548,525	$178,429

Cash collateral in the amount of $1,265,550 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

74 :: SDOW ULTRAPRO SHORT DOW30SM :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short Dow30SM had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(130,925,184)	11/07/16	Bank of America, N.A.	(0.48)%	Dow Jones Industrial AverageSM	$(1,951,909)	$1,951,909	$—	$—
(17,098,506)	04/06/16	Citibank, N.A.	(0.30)%	Dow Jones Industrial AverageSM	(345,265)	345,265	—	—
(848,272)	11/06/15	Credit Suisse International	(0.28)%	Dow Jones Industrial AverageSM	(266,538)	259,947	—	(6,591)
(2,955,161)	11/06/15	Deutsche Bank AG	0.10%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(420,630)
(871,283)	11/06/15	Deutsche Bank AG	0.05%	Dow Jones Industrial AverageSM	(200,666)
(3,826,444)					(621,296)	621,296	—	—
(4,404,190)	12/07/15	Goldman Sachs International	(0.27)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(166,577)
(11,160)	12/07/15	Goldman Sachs International	(0.45)%	Dow Jones Industrial AverageSM	(62,129)
(4,415,350)					(228,706)	228,706	—	—
(85,095,211)	11/07/16	Morgan Stanley & Co. International PLC	(0.23)%	Dow Jones Industrial AverageSM	(1,890,909)	1,890,909	—	—
(148,742,925)	11/06/15	Societe Generale	(0.43)%	Dow Jones Industrial AverageSM	(31,327,136)	31,327,136	—	—
(10,740,005)	11/07/16	UBS AG	(0.28)%	Dow Jones Industrial AverageSM	(671,180)	671,180	—	—
$(401,691,897)					$(37,302,939)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO SHORT DOW30SM SDOW :: 75

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.3%
	U.S. Treasury Bills
$2,000,000	0.00%, due 06/11/15	$1,999,978
2,000,000	0.00%, due 07/23/15	1,999,895
400,000	0.00%, due 10/15/15	399,965
	Total U.S. Government & Agency Securities (Cost $4,399,733)	4,399,838
	Repurchase Agreements (a)(b) — 69.0%
3,516,978	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $3,517,000	3,516,978
	Total Repurchase Agreements (Cost $3,516,978)	3,516,978
	Total Investment Securities (Cost $7,916,711) — 155.3%	7,916,816
	Liabilities in excess of other assets — (55.3%)	(2,819,334)
	Net Assets — 100.0%	$5,097,482

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $2,848,950.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$105
Federal income tax cost of investments	$7,916,711

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	7	06/19/15	$1,065,750	$4,537

Cash collateral in the amount of $51,590 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

76 :: SMDD ULTRAPRO SHORT MIDCAP400 :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short MidCap400 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,488,805)	11/06/15	Bank of America, N.A.	(0.08)%	S&P MidCap 400®	$(353,557)	$204,980	$61,000	$(87,577)
(1,900,528)	02/08/16	Citibank, N.A.	(0.15)%	S&P MidCap 400®	(291,434)	—	117,000	(174,434)
(133,856)	11/06/15	Credit Suisse International	(0.18)%	S&P MidCap 400®	5,377	—	—	5,377
(117,997)	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	(22,578)	—	—	(22,578)
(136,998)	12/07/15	Goldman Sachs International	0.15%	SPDR® S&P MidCap 400® ETF Trust	(9,437)	—	9,437	—
(5,517,118)	11/06/15	Morgan Stanley & Co. International PLC	0.07%	S&P MidCap 400®	(2,339,640)	2,059,978	277,000	(2,662)
(3,933,846)	11/06/15	Societe Generale	(0.08)%	S&P MidCap 400®	(848,433)	449,433	399,000	—
$(14,229,148)					$(3,859,702)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO SHORT MIDCAP400 SMDD :: 77

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 79.7%
	U.S. Treasury Bills
$5,000,000	0.00%, due 06/25/15	$4,999,792
16,000,000	0.00%, due 07/09/15	15,999,654
20,000,000	0.00%, due 08/13/15	20,000,200
20,000,000	0.00%, due 10/15/15	19,998,299
	Total U.S. Government & Agency Securities (Cost $60,991,908)	60,997,945
	Repurchase Agreements (a)(b) — 57.8%
44,207,133	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $44,207,409	44,207,133
	Total Repurchase Agreements (Cost $44,207,133)	44,207,133
	Total Investment Securities (Cost $105,199,041) — 137.5%	105,205,078
	Liabilities in excess of other assets — (37.5%)	(28,719,273)
	Net Assets — 100.0%	$76,485,805

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $28,031,052.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,037
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6,037
Federal income tax cost of investments	$105,199,041

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	106	06/19/15	$13,185,340	$126,285

Cash collateral in the amount of $594,660 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

78 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short Russell2000 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(71,181,683)	11/07/16	Bank of America, N.A.	0.32%	Russell 2000® Index	$(5,057,205)	$5,057,205	$—	$—
(35,631,038)	04/06/16	Citibank, N.A.	0.55%	Russell 2000® Index	(1,872,800)	1,872,800	—	—
(164,078)	11/06/15	Credit Suisse International	0.62%	Russell 2000® Index	(54,178)	54,178	—	—
(1,089,883)	11/06/15	Deutsche Bank AG	0.85%	iShares® Russell 2000 ETF	(229,026)
(192,311)	11/06/15	Deutsche Bank AG	0.85%	Russell 2000® Index	42,690
(1,282,194)					(186,336)	186,336	—	—
(195,822)	12/07/15	Goldman Sachs International	0.45%	Russell 2000® Index	(27,085)	—	27,085	—
(84,626,723)	01/06/16	Morgan Stanley & Co. International PLC	0.52%	Russell 2000® Index	(10,230,529)
(430,692)	11/06/15	Morgan Stanley & Co. International PLC	0.72%	iShares® Russell 2000 ETF	(1,078,569)
(85,057,415)					(11,309,098)	10,965,098	344,000	—
(6,515,940)	11/06/15	Societe Generale	0.52%	Russell 2000® Index	(3,335,255)	3,251,875	—	(83,380)
(16,282,509)	11/07/16	UBS AG	0.42%	Russell 2000® Index	(2,756,469)	2,756,469	—	—
$(216,310,679)					$(24,598,426)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 79

Principal Amount		Value
	U.S. Government & Agency Security (a) — 65.2%
	U.S. Treasury Bill
$800,000	0.00%, due 10/15/15	$799,932
	Total U.S. Government & Agency Security (Cost $799,710)	799,932
	Repurchase Agreements (a)(b) — 50.8%
623,717	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $623,720	623,717
	Total Repurchase Agreements (Cost $623,717)	623,717
	Total Investment Securities (Cost $1,423,427) — 116.0%	1,423,649
	Liabilities in excess of other assets — (16.0%)	(196,860)
	Net Assets — 100.0%	$1,226,789

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $303,971.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$222
Federal income tax cost of investments	$1,423,427

Swap Agreements1

Short Basic Materials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(102,146)	11/06/15	Bank of America, N.A.	(0.08)%	Dow Jones U.S. Basic MaterialsSM Index	$(26,109)	$—	$—	$(26,109)
(226,115)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. Basic MaterialsSM Index	(4,507)	4,507	—	—
(236,885)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. Basic MaterialsSM Index	(33,056)	33,056	—	—
(356,757)	11/06/15	Morgan Stanley & Co. International PLC	0.12%	Dow Jones U.S. Basic MaterialsSM Index	(55,915)	—	—	(55,915)
(245,783)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Basic MaterialsSM Index	(42,154)	19,998	—	(22,156)
(58,118)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. Basic MaterialsSM Index	(8,658)	8,658	—	—
$(1,225,804)					$(170,399)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

80 :: SBM SHORT BASIC MATERIALS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 67.8%
	U.S. Treasury Bill
$12,270,000	0.00%, due 09/17/15	$12,269,534
	Total U.S. Government & Agency Security (Cost $12,267,507)	12,269,534
	Repurchase Agreements (a)(b) — 53.7%
9,723,148	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $9,723,208	9,723,148
	Total Repurchase Agreements (Cost $9,723,148)	9,723,148
	Total Investment Securities (Cost $21,990,655) — 121.5%	21,992,682
	Liabilities in excess of other assets — (21.5%)	(3,890,864)
	Net Assets — 100.0%	$18,101,818

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $5,202,766.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,027
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,027
Federal income tax cost of investments	$21,990,655

Swap Agreements1

Short Financials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(927,589)	11/06/15	Bank of America, N.A.	(0.28)%	Dow Jones U.S. FinancialsSM Index	$(614,420)	$519,977	$—	$(94,443)
(4,892,997)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. FinancialsSM Index	(858,837)	858,837	—	—
(133,718)	11/06/15	Deutsche Bank AG	0.40%	Dow Jones U.S. FinancialsSM Index	(74,599)	74,599	—	—
(936,901)	12/07/15	Goldman Sachs International	(0.40)%	Dow Jones U.S. FinancialsSM Index	(83,513)	83,513	—	—
(4,265,266)	11/06/15	Morgan Stanley & Co. International PLC	(0.03)%	Dow Jones U.S. FinancialsSM Index	(557,353)	557,353	—	—
(5,316,502)	11/06/15	Societe Generale	(0.03)%	Dow Jones U.S. FinancialsSM Index	(1,298,445)	1,298,445	—	—
(1,611,346)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. FinancialsSM Index	(356,147)	332,985	—	(23,162)
$(18,084,319)					$(3,843,314)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT FINANCIALS SEF :: 81

Principal Amount		Value
	Repurchase Agreements (a) — 93.7%
$4,201,787	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $4,201,813	$4,201,787
	Total Repurchase Agreements (Cost $4,201,787)	4,201,787
	Total Investment Securities (Cost $4,201,787) † — 93.7%	4,201,787
	Other assets less liabilities — 6.3%	281,133
	Net Assets — 100.0%	$4,482,920

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Oil & Gas had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(915,277)	11/06/15	Bank of America, N.A.	0.02%	Dow Jones U.S. Oil & GasSM Index	$(86,954)	$—	$—	$(86,954)
(223,402)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. Oil & GasSM Index	21,944	—	—	21,944
(443,970)	11/06/15	Deutsche Bank AG	(0.05)%	Dow Jones U.S. Oil & GasSM Index	(26,548)	—	26,548	—
(1,002,028)	12/07/15	Goldman Sachs International	(0.30)%	Dow Jones U.S. Oil & GasSM Index	46,257	—	—	46,257
(1,052,805)	11/06/15	Morgan Stanley & Co. International PLC	(0.08)%	Dow Jones U.S. Oil & GasSM Index	(7,313)	—	1,008	(6,305)
(179,010)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Oil & GasSM Index	(29,089)	—	29,089	—
(662,581)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. Oil & GasSM Index	15,105	—	—	15,105
$(4,479,073)					$(66,598)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

82 :: DDG SHORT OIL & GAS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 67.1%
	U.S. Treasury Bills
$2,000,000	0.00%, due 06/25/15	$1,999,912
5,000,000	0.00%, due 08/13/15	5,000,050
30,000,000	0.00%, due 09/10/15	29,999,580
	Total U.S. Government & Agency Securities (Cost $36,998,609)	36,999,542
	Repurchase Agreements (a)(b) — 124.7%
68,714,123	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $68,714,551	68,714,123
	Total Repurchase Agreements (Cost $68,714,123)	68,714,123
	Total Investment Securities (Cost $105,712,732) — 191.8%	105,713,665
	Liabilities in excess of other assets — (91.8%)	(50,609,107)
	Net Assets — 100.0%	$55,104,558

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $5,289,876.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$933
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$933
Federal income tax cost of investments	$105,712,732

Swap Agreements1

Short Real Estate had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(34,327,145)	03/07/16	Bank of America, N.A.	(0.28)%	Dow Jones U.S. Real EstateSM Index	$1,009,097	$(720,542)	$—	$288,555
(14,435,463)	12/07/15	Credit Suisse International	(0.18)%	Dow Jones U.S. Real EstateSM Index	263,606	—	(50,000)	213,606
(3,515,938)	11/06/15	Deutsche Bank AG	0.45%	Dow Jones U.S. Real EstateSM Index	(251,640)	—	251,640	—
(510,732)	11/06/15	Morgan Stanley & Co. International PLC	0.07%	Dow Jones U.S. Real EstateSM Index	(80,321)	—	—	(80,321)
(1,922,882)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Real EstateSM Index	(1,897,137)	1,647,137	250,000	—
(339,739)	12/07/15	UBS AG	0.07%	Dow Jones U.S. Real EstateSM Index	(56,473)	—	56,473	—
$(55,051,899)					$(1,012,868)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT REAL ESTATE REK :: 83

Principal Amount		Value
	Repurchase Agreements (a) — 75.6%
$950,330	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $950,336	$950,330
	Total Repurchase Agreements (Cost $950,330)	950,330
	Total Investment Securities (Cost $950,330) † — 75.6%	950,330
	Other assets less liabilities — 24.4%	307,329
	Net Assets — 100.0%	$1,257,659

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short S&P Regional Banking had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(115,234)	11/07/16	Bank of America, N.A.	0.17%	S&P Regional Banks Select Industry Index	$(2,347)	$—	$—	$(2,347)
(148,199)	11/07/16	Deutsche Bank AG	0.55%	S&P Regional Banks Select Industry Index	(960)	—	960	—
(152,580)	11/07/16	Morgan Stanley & Co. International PLC	0.47%	S&P Regional Banks Select Industry Index	(1,573)	—	1,573	—
(645,832)	11/07/16	Societe Generale	0.07%	S&P Regional Banks Select Industry Index	(6,344)	—	6,344	—
(195,339)	11/07/16	UBS AG	(0.03)%	S&P Regional Banks Select Industry Index	(4,237)	—	4,237	—
$(1,257,184)					$(15,461)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

84 :: KRS SHORT S&P REGIONAL BANKING :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 74.9%
	U.S. Treasury Bill
$9,000,000	0.00%, due 10/15/15	$8,999,235
	Total U.S. Government & Agency Security (Cost $8,996,719)	8,999,235
	Repurchase Agreements (a)(b) — 46.1%
5,541,705	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $5,541,740	5,541,705
	Total Repurchase Agreements (Cost $5,541,705)	5,541,705
	Total Investment Securities (Cost $14,538,424) — 121.0%	14,540,940
	Liabilities in excess of other assets — (21.0%)	(2,525,599)
	Net Assets — 100.0%	$12,015,341

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $5,165,512.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,516
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,516
Federal income tax cost of investments	$14,538,424

Swap Agreements1

UltraShort Basic Materials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,867,189)	03/07/16	Bank of America, N.A.	(0.08)%	Dow Jones U.S. Basic MaterialsSM Index	$(580,972)	$580,972	$—	$—
(10,854,689)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. Basic MaterialsSM Index	(33,635)	33,635	—	—
(4,965,968)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. Basic MaterialsSM Index	(960,313)	960,313	—	—
(1,512,039)	11/06/15	Morgan Stanley & Co. International PLC	0.12%	Dow Jones U.S. Basic MaterialsSM Index	(544,235)	272,235	272,000	—
(1,232,024)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Basic MaterialsSM Index	(152,538)	29,997	—	(122,541)
(2,592,665)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. Basic MaterialsSM Index	(485,218)	485,218	—	—
$(24,024,574)					$(2,756,911)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT BASIC MATERIALS SMN :: 85

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 85.4%
	U.S. Treasury Bills
$3,000,000	0.00%, due 06/18/15	$2,999,936
5,000,000	0.00%, due 06/25/15	4,999,815
5,000,000	0.00%, due 07/02/15	4,999,884
60,000,000	0.00%, due 07/16/15	59,999,250
10,000,000	0.00%, due 08/06/15	10,000,090
2,000,000	0.00%, due 08/13/15	2,000,020
10,000,000	0.00%, due 10/15/15	9,999,150
1,000,000	0.00%, due 11/12/15	999,795
	Total U.S. Government & Agency Securities (Cost $95,993,482)	95,997,940
	Repurchase Agreements (a)(b) — 40.9%
46,043,659	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $46,043,945	46,043,659
	Total Repurchase Agreements (Cost $46,043,659)	46,043,659
	Total Investment Securities (Cost $142,037,141) — 126.3%	142,041,599
	Liabilities in excess of other assets — (26.3%)	(29,576,805)
	Net Assets — 100.0%	$112,464,794

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $35,163,662.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,458
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4,458
Federal income tax cost of investments	$142,037,141

See accompanying notes to the financial statements.

86 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort Nasdaq Biotechnology had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(105,423,431)	03/07/16	Bank of America, N.A.	0.22%	NASDAQ Biotechnology Index®	$(19,312,128)
(17,335)	11/06/15	Bank of America, N.A.	0.60%	iShares® Nasdaq Biotechnology ETF	(6,908)
(105,440,766)					(19,319,036)	$11,453,036	$7,866,000	$—
(36,260)	12/07/15	Citibank, N.A.	0.85%	NASDAQ Biotechnology Index®	(7,331)	—	7,331	—
(1,439,134)	12/07/15	Credit Suisse International	0.52%	NASDAQ Biotechnology Index®	(376,228)	376,228	—	—
(10,569,513)	11/06/15	Deutsche Bank AG	0.65%	NASDAQ Biotechnology Index®	(5,986,206)	5,586,206	400,000	—
(152,726)	11/06/15	Morgan Stanley & Co. International PLC	0.47%	NASDAQ Biotechnology Index®	(60,995)
(68,497)	11/06/15	Morgan Stanley & Co. International PLC	0.92%	iShares® Nasdaq Biotechnology ETF	(26,749)
(221,223)					(87,744)	57,744	30,000	—
(53,855,535)	11/06/15	Societe Generale	0.27%	NASDAQ Biotechnology Index®	(23,614,346)	9,208,346	14,406,000	—
(53,355,117)	12/07/15	UBS AG	0.32%	NASDAQ Biotechnology Index®	(5,077,918)	2,967,918	2,110,000	—
$(224,917,548)					$(54,468,809)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 87

Principal Amount		Value
	Repurchase Agreements (a) — 95.6%
$3,864,890	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $3,864,913	$3,864,890
	Total Repurchase Agreements (Cost $3,864,890)	3,864,890
	Total Investment Securities (Cost $3,864,890) † — 95.6%	3,864,890
	Other assets less liabilities — 4.4%	179,827
	Net Assets — 100.0%	$4,044,717

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Consumer Goods had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(5,120,281)	03/07/16	Bank of America, N.A.	(0.13)%	Dow Jones U.S. Consumer GoodsSM Index	$(137,878)
(12,597)	11/06/15	Bank of America, N.A.	0.33%	iShares® U.S. Consumer Goods ETF	(1,679)
(5,132,878)					(139,557)	$—	$90,005	$(49,552)
(8,082)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. Consumer GoodsSM Index	(1,923)	—	—	(1,923)
(419,333)	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. Consumer GoodsSM Index	(110,488)	—	110,488	—
(605,917)	11/06/15	Morgan Stanley & Co. International PLC	0.17%	Dow Jones U.S. Consumer GoodsSM Index	(134,969)
(14,880)	11/06/15	Morgan Stanley & Co. International PLC	0.67%	iShares® U.S. Consumer Goods ETF	(2,049)
(620,797)					(137,018)	—	55,009	(82,009)
(183,261)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Consumer GoodsSM Index	(147,954)	—	147,954	—
(1,726,036)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. Consumer GoodsSM Index	(50,471)	—	50,471	—
$(8,090,387)					$(587,411)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

88 :: SZK ULTRASHORT CONSUMER GOODS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 99.3%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,999,661
	Total U.S. Government & Agency Security (Cost $3,998,535)	3,999,661
	Repurchase Agreements (a)(b) — 73.0%
2,940,054	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $2,940,072	2,940,054
	Total Repurchase Agreements (Cost $2,940,054)	2,940,054
	Total Investment Securities (Cost $6,938,589) — 172.3%	6,939,715
	Liabilities in excess of other assets — (72.3%)	(2,913,102)
	Net Assets — 100.0%	$4,026,613
(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $2,441,769.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,126
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,126
Federal income tax cost of investments	$6,938,589

Swap Agreements1

UltraShort Consumer Services had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,229,369)	03/07/16	Bank of America, N.A.	(0.13)%	Dow Jones U.S. Consumer ServicesSM Index	$(302,618)
(17,065)	11/06/15	Bank of America, N.A.	0.33%	iShares® U.S. Consumer Services ETF	(3,314)
(1,246,434)					(305,932)	$69,993	$—	$(235,939)
(276,912)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. Consumer ServicesSM Index	(33,172)	—	—	(33,172)
(932,416)	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. Consumer ServicesSM Index	(770,940)	666,937	—	(104,003)
(760,888)	11/06/15	Morgan Stanley & Co. International PLC	0.32%	Dow Jones U.S. Consumer ServicesSM Index	(643,387)
(8,348)	11/06/15	Morgan Stanley & Co. International PLC	0.82%	iShares® U.S. Consumer Services ETF	(1,671)
(769,236)					(645,058)	591,944	—	(53,114)
(3,113,268)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Consumer ServicesSM Index	(808,440)	808,440	—	—
(1,718,021)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. Consumer ServicesSM Index	(317,631)	286,973	—	(30,658)
$(8,056,287)					$(2,881,173)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT CONSUMER SERVICES SCC :: 89

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

90 :: SCC ULTRASHORT CONSUMER SERVICES :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 81.5%
	U.S. Treasury Bills
$15,000,000	0.00%, due 06/18/15	$14,999,653
31,000,000	0.00%, due 10/15/15	30,997,365
	Total U.S. Government & Agency Securities (Cost $45,988,410)	45,997,018
	Repurchase Agreements (a)(b) — 38.7%
21,873,042	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $21,873,177	21,873,042
	Total Repurchase Agreements (Cost $21,873,042)	21,873,042
	Total Investment Securities (Cost $67,861,452) — 120.2%	67,870,060
	Liabilities in excess of other assets — (20.2%)	(11,421,108)
	Net Assets — 100.0%	$56,448,952

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $29,645,201.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,608
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,608
Federal income tax cost of investments	$67,861,452

Swap Agreements1

UltraShort Financials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,573,182)	03/07/16	Bank of America, N.A.	(0.28)%	Dow Jones U.S. FinancialsSM Index	$(487,827)	$487,827	$—	$—
(26,081,561)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. FinancialsSM Index	(933,325)	933,325	—	—
(10,119,781)	11/06/15	Deutsche Bank AG	0.40%	Dow Jones U.S. FinancialsSM Index	(862,290)	862,290	—	—
(38,890,269)	12/07/15	Goldman Sachs International	(0.40)%	Dow Jones U.S. FinancialsSM Index	(1,507,697)	1,507,697	—	—
(6,985,301)	01/06/16	Morgan Stanley & Co. International PLC	(0.03)%	Dow Jones U.S. FinancialsSM Index	(548,984)	548,984	—	—
(15,042,467)	11/06/15	Societe Generale	(0.03)%	Dow Jones U.S. FinancialsSM Index	(5,441,518)	5,441,518	—	—
(12,202,591)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. FinancialsSM Index	(1,546,258)	1,546,258	—	—
$(112,895,152)					$(11,327,899)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT FINANCIALS SKF :: 91

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

92 :: SKF ULTRASHORT FINANCIALS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 76.9%
$1,613,833	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,613,843	$1,613,833
	Total Repurchase Agreements (Cost $1,613,833)	1,613,833
	Total Investment Securities (Cost $1,613,833) † — 76.9%	1,613,833
	Other assets less liabilities — 23.1%	484,674
	Net Assets — 100.0%	$2,098,507

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort Gold Miners had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,160,009)	01/06/17	Bank of America, N.A.	0.22%	Market Vectors Gold Miners ETF	$(268,019)	$—	$268,019	$—
(2,928,860)	01/06/17	Deutsche Bank AG	0.00%	Market Vectors Gold Miners ETF	414,377	—	(414,377)	—
(103,928)	11/07/16	Morgan Stanley & Co. International PLC	0.12%	Market Vectors Gold Miners ETF	(3,952)	—	—	(3,952)
$(4,192,797)					$142,406

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: UltraShort Gold Miners GDXS :: 93

Principal Amount		Value
	Repurchase Agreements (a) — 56.2%
$1,035,724	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,035,730	$1,035,724
	Total Repurchase Agreements (Cost $1,035,724)	1,035,724
	Total Investment Securities (Cost $1,035,724) † — 56.2%	1,035,724
	Other assets less liabilities — 43.8%	805,724
	Net Assets — 100.0%	$1,841,448

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort Junior Miners had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,840,651)	11/07/16	Bank of America N.A.	0.32%	Market Vectors Junior Gold Miners ETF	$263,713	$—	$—	$263,713
(735,431)	11/07/16	Deutsche Bank AG	0.25%	Market Vectors Junior Gold Miners ETF	(359,909)	—	300,000	(59,909)
(110,690)	11/07/16	Morgan Stanley & Co. International PLC	0.12%	Market Vectors Junior Gold Miners ETF	(10,713)	—	—	(10,713)
$(3,686,772)					$(106,909)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

94 :: GDJS UltraShort Junior Miners :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 115.6%
	U.S. Treasury Bill
$2,000,000	0.00%, due 10/15/15	$1,999,830
	Total U.S. Government & Agency Security (Cost $1,999,267)	1,999,830
	Repurchase Agreements (a)(b) — 111.1%
1,920,464	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,920,476	1,920,464
	Total Repurchase Agreements (Cost $1,920,464)	1,920,464
	Total Investment Securities (Cost $3,919,731) — 226.7%	3,920,294
	Liabilities in excess of other assets — (126.7%)	(2,191,127)
	Net Assets — 100.0%	$1,729,167

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,934,817.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$563
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$563
Federal income tax cost of investments	$3,919,731

Swap Agreements1

UltraShort Health Care had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(849,872)	11/06/15	Bank of America, N.A.	(0.13)%	Dow Jones U.S. Health CareSM Index	$(596,789)
(8,269)	11/06/15	Bank of America, N.A.	0.33%	iShares® U.S. Healthcare ETF	(2,375)
(858,141)					(599,164)	$519,951	$—	$(79,213)
(69,036)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. Health CareSM Index	(7,639)	—	—	(7,639)
(630,017)	11/06/15	Deutsche Bank AG	(0.05)%	Dow Jones U.S. Health CareSM Index	(648,403)	648,403	—	—
(549,830)	11/06/15	Morgan Stanley & Co. International PLC	0.12%	Dow Jones U.S. Health CareSM Index	(578,338)
(10,424)	11/06/15	Morgan Stanley & Co. International PLC	0.62%	iShares® U.S. Healthcare ETF	(3,027)
(560,254)					(581,365)	476,955	—	(104,410)
(759,018)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Health CareSM Index	(177,195)	9,999	—	(167,196)
(579,300)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. Health CareSM Index	(150,551)	150,551	—	—
$(3,455,766)					$(2,164,317)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT HEALTH CARE RXD :: 95

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

96 :: RXD ULTRASHORT HEALTH CARE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 67.9%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,999,745
	Total U.S. Government & Agency Security (Cost $2,998,923)	2,999,745
	Repurchase Agreements (a)(b) — 84.8%
3,741,718	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $3,741,740	3,741,718
	Total Repurchase Agreements (Cost $3,741,718)	3,741,718
	Total Investment Securities (Cost $6,740,641) — 152.7%	6,741,463
	Liabilities in excess of other assets — (52.7%)	(2,326,698)
	Net Assets — 100.0%	$4,414,765

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $2,227,790.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$822
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$822
Federal income tax cost of investments	$6,740,641

Swap Agreements1

UltraShort Industrials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(493,473)	11/06/15	Bank of America, N.A.	(0.13)%	Dow Jones U.S. IndustrialsSM Index	$(115,813)
(6,335)	11/06/15	Bank of America, N.A.	0.33%	iShares® U.S. Industrials ETF	(2,197)
(499,808)					(118,010)	$—	$—	$(118,010)
(34,132)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. IndustrialsSM Index	(1,011)	—	—	(1,011)
(1,181,302)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. IndustrialsSM Index	(791,113)	772,927	—	(18,186)
(19,020)	11/06/15	Morgan Stanley & Co. International PLC	0.12%	Dow Jones U.S. IndustrialsSM Index	(13,997)
(5,974)	11/06/15	Morgan Stanley & Co. International PLC	0.07%	iShares® U.S. Industrials ETF	(2,104)
(24,994)					(16,101)	16,101	—	—
(6,395,924)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. IndustrialsSM Index	(1,300,300)	1,272,880	—	(27,420)
(687,683)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. IndustrialsSM Index	(68,229)	68,229	—	—
$(8,823,843)					$(2,294,764)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT INDUSTRIALS SIJ :: 97

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

98 :: SIJ ULTRASHORT INDUSTRIALS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.6%
	U.S. Treasury Bills
$14,000,000	0.00%, due 09/10/15	$13,999,804
15,000,000	0.00%, due 10/15/15	14,998,725
	Total U.S. Government & Agency Securities (Cost $28,994,111)	28,998,529
	Repurchase Agreements (a)(b) — 41.5%
18,316,408	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $18,316,521	18,316,408
	Total Repurchase Agreements (Cost $18,316,408)	18,316,408
	Total Investment Securities (Cost $47,310,519) — 107.1%	47,314,937
	Liabilities in excess of other assets — (7.1%)	(3,137,657)
	Net Assets — 100.0%	$44,177,280

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $7,165,324.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,418
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$4,418
Federal income tax cost of investments	$47,310,519

Swap Agreements1

UltraShort Oil & Gas had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(9,774,207)	11/06/15	Bank of America, N.A.	0.02%	Dow Jones U.S. Oil & GasSM Index	$(1,404,464)
(6,328)	11/06/15	Bank of America, N.A.	0.38%	iShares® U.S. Energy ETF	475
(9,780,535)					(1,403,989)	$1,358,989	$45,000	$—
(352,920)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. Oil & GasSM Index	34,666	—	—	34,666
(25,530,115)	11/06/15	Deutsche Bank AG	(0.05)%	Dow Jones U.S. Oil & GasSM Index	(1,046,908)	1,046,908	—	—
(2,984,699)	12/07/15	Goldman Sachs International	(0.30)%	Dow Jones U.S. Oil & GasSM Index	293,510	(286,573)	—	6,937
(41,236,732)	11/06/15	Morgan Stanley & Co. International PLC	(0.08)%	Dow Jones U.S. Oil & GasSM Index	(2,216,007)
(15,739)	11/07/16	Morgan Stanley & Co. International PLC	0.07%	iShares® U.S. Energy ETF	1,515
(41,252,471)					(2,214,492)	2,214,492	—	—
(3,591,312)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Oil & GasSM Index	(955,050)	95,050	860,000	—
(4,857,828)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. Oil & GasSM Index	3,712,032	(3,712,032)	—	—
$(88,349,880)					$(1,580,231)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT OIL & GAS DUG :: 99

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

100 :: DUG ULTRASHORT OIL & GAS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 91.9%
	U.S. Treasury Bill
$30,000,000	0.00%, due 10/15/15	$29,997,450
	Total U.S. Government & Agency Security (Cost $29,989,272)	29,997,450
	Repurchase Agreements (a)(b) — 31.3%
10,208,095	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $10,208,157	10,208,095
	Total Repurchase Agreements (Cost $10,208,095)	10,208,095
	Total Investment Securities (Cost $40,197,367) — 123.2%	40,205,545
	Liabilities in excess of other assets — (23.2%)	(7,560,838)
	Net Assets — 100.0%	$32,644,707

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $4,737,553.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,178
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,178
Federal income tax cost of investments	$40,197,367

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT REAL ESTATE SRS :: 101

Swap Agreements1

UltraShort Real Estate had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(26,738,202)	03/07/16	Bank of America, N.A.	(0.28)%	Dow Jones U.S. Real EstateSM Index	$209,357
(73,359)	11/06/15	Bank of America, N.A.	0.23%	iShares® U.S. Real Estate ETF	(15,165)
(26,811,561)					194,192	$—	$—	$194,192
(604,419)	12/07/15	Credit Suisse International	(0.18)%	Dow Jones U.S. Real EstateSM Index	(31,622)	31,622	—	—
(2,745,825)	11/06/15	Deutsche Bank AG	0.45%	Dow Jones U.S. Real EstateSM Index	(716,076)	716,076	—	—
(1,123,213)	12/07/15	Goldman Sachs International	(0.30)%	Dow Jones U.S. Real EstateSM Index	(70,593)	70,593	—	—
(11,469,206)	01/06/16	Morgan Stanley & Co. International PLC	0.07%	Dow Jones U.S. Real EstateSM Index	(329,566)
(63,658)	11/06/15	Morgan Stanley & Co. International PLC	0.92%	iShares® U.S. Real Estate ETF	(13,683)
(11,532,864)					(343,249)	140,987	81,000	(121,262)
(16,372,155)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Real EstateSM Index	(6,784,868)	1,206,868	5,578,000	—
(6,207,124)	12/07/15	UBS AG	0.07%	Dow Jones U.S. Real EstateSM Index	(448,568)	448,568	—	—
$(65,397,161)					$(8,200,784)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

102 :: SRS ULTRASHORT REAL ESTATE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 130.5%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,999,660
	Total U.S. Government & Agency Security (Cost $3,998,542)	3,999,660
	Repurchase Agreements (a)(b) — 60.9%
1,869,212	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,869,224	1,869,212
	Total Repurchase Agreements (Cost $1,869,212)	1,869,212
	Total Investment Securities (Cost $5,867,754) — 191.4%	5,868,872
	Liabilities in excess of other assets — (91.4%)	(2,801,862)
	Net Assets — 100.0%	$3,067,010

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $2,411,772.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,118
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,118
Federal income tax cost of investments	$5,867,754

Swap Agreements1

UltraShort Semiconductors had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(698,625)	03/07/16	Bank of America, N.A.	(0.18)%	Dow Jones U.S. SemiconductorsSM Index	$(542,893)	$542,893	$—	$—
(24,048)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. SemiconductorsSM Index	(2,905)	—	—	(2,905)
(1,244,456)	11/06/15	Deutsche Bank AG	0.05%	Dow Jones U.S. SemiconductorsSM Index	(503,189)	396,963	—	(106,226)
(1,374,304)	11/06/15	Morgan Stanley & Co. International PLC	0.12%	Dow Jones U.S. SemiconductorsSM Index	(745,752)	709,933	—	(35,819)
(1,685,093)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. SemiconductorsSM Index	(794,993)	595,944	—	(199,049)
(1,110,666)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. SemiconductorsSM Index	(183,520)	136,987	—	(46,533)
$(6,137,192)					$(2,773,252)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT SEMICONDUCTORS SSG :: 103

Principal Amount		Value
	U.S. Government & Agency Security (a) — 60.9%
	U.S. Treasury Bill
$4,500,000	0.00%, due 10/15/15	$4,499,618
	Total U.S. Government & Agency Security (Cost $4,498,399)	4,499,618
	Repurchase Agreements (a)(b) — 83.9%
6,204,305	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $6,204,344	6,204,305
	Total Repurchase Agreements (Cost $6,204,305)	6,204,305
	Total Investment Securities (Cost $10,702,704) — 144.8%	10,703,923
	Liabilities in excess of other assets — (44.8%)	(3,312,725)
	Net Assets — 100.0%	$7,391,198

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $3,004,716.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,219
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,219
Federal income tax cost of investments	$10,702,704

Swap Agreements1

UltraShort Technology had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,271,451)	11/06/15	Bank of America, N.A.	(0.18)%	Dow Jones U.S. TechnologySM Index	$(505,877)
(14,087)	11/06/15	Bank of America, N.A.	0.28%	iShares® U.S. Technology ETF	(3,313)
(3,285,538)					(509,190)	$509,190	$—	$—
(344,788)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. TechnologySM Index	(30,880)	—	—	(30,880)
(1,319,467)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. TechnologySM Index	(290,804)	146,986	—	(143,818)
(244,890)	11/06/15	Morgan Stanley & Co. International PLC	0.12%	Dow Jones U.S. TechnologySM Index	(22,327)
(9,954)	11/06/15	Morgan Stanley & Co. International PLC	0.07%	iShares® U.S. Technology ETF	(2,317)
(254,844)					(24,644)	9,999	—	(14,645)
(8,187,670)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. TechnologySM Index	(2,093,601)	2,093,601	—	—
(1,392,112)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. TechnologySM Index	(330,836)	212,980	—	(117,856)
$(14,784,419)					$(3,279,955)

See accompanying notes to the financial statements.

104 :: REW ULTRASHORT TECHNOLOGY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT TECHNOLOGY REW :: 105

Principal Amount		Value
	Repurchase Agreements (a) — 86.2%
$116,985	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $116,985	$116,985
	Total Repurchase Agreements (Cost $116,985)	116,985
	Total Investment Securities (Cost $116,985) † — 86.2%	116,985
	Other assets less liabilities — 13.8%	18,663
	Net Assets — 100.0%	$135,648

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Telecommunications had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(103,643)	11/06/15	Bank of America, N.A.	0.17%	Dow Jones U.S. Select TelecommunicationsSM Index	$(54,241)
(1,168)	11/06/15	Bank of America, N.A.	0.63%	iShares® U.S. Telecommunications ETF	(581)
(104,811)					(54,822)	$—	$—	$(54,822)
(12,277)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. Select TelecommunicationsSM Index	(704)	—	—	(704)
(25,596)	11/06/15	Deutsche Bank AG	0.15%	Dow Jones U.S. Select TelecommunicationsSM Index	(6,608)	—	6,608	—
(9,704)	11/06/15	Morgan Stanley & Co. International PLC	0.12%	Dow Jones U.S. Select TelecommunicationsSM Index	(18,299)
(702)	11/06/15	Morgan Stanley & Co. International PLC	0.62%	iShares® U.S. Telecommunications ETF	(428)
(10,406)					(18,727)	—	18,351	(376)
(105,128)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. Select TelecommunicationsSM Index	(68,526)	—	60,202	(8,324)
(13,574)	11/07/16	UBS AG	0.22%	Dow Jones U.S. Select TelecommunicationsSM Index	47	—	—	47
$(271,792)					$(149,340)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

106 :: TLL ULTRASHORT TELECOMMUNICATIONS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT TELECOMMUNICATIONS TLL :: 107

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.6%
	U.S. Treasury Bills
$600,000	0.00%, due 06/11/15	$599,993
2,000,000	0.00%, due 08/13/15	2,000,020
1,500,000	0.00%, due 10/15/15	1,499,873
	Total U.S. Government & Agency Securities (Cost $4,099,409)	4,099,886
	Repurchase Agreements (a)(b) — 56.5%
4,661,262	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $4,661,291	4,661,262
	Total Repurchase Agreements (Cost $4,661,262)	4,661,262
	Total Investment Securities (Cost $8,760,671) — 106.1%	8,761,148
	Liabilities in excess of other assets — (6.1%)	(506,099)
	Net Assets — 100.0%	$8,255,049

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $2,099,857.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$477
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$477
Federal income tax cost of investments	$8,760,671

Swap Agreements1

UltraShort Utilities had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(6,618,645)	03/07/16	Bank of America, N.A.	(0.08)%	Dow Jones U.S. UtilitiesSM Index	$(122,768)	$122,768	$—	$—
(7,126,756)	12/07/15	Credit Suisse International	(0.28)%	Dow Jones U.S. UtilitiesSM Index	12,579	—	(12,579)	—
(498,264)	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. UtilitiesSM Index	(79,258)	—	—	(79,258)
(108,373)	11/06/15	Morgan Stanley & Co. International PLC	0.12%	Dow Jones U.S. UtilitiesSM Index	(35,352)	35,352	—	—
(694,213)	11/06/15	Societe Generale	0.07%	Dow Jones U.S. UtilitiesSM Index	(288,713)	224,993	—	(63,720)
(1,466,566)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. UtilitiesSM Index	39,855	—	—	39,855
$(16,512,817)					$(473,657)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

108 :: SDP ULTRASHORT UTILITIES :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 95.1%
$3,732,064	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $3,732,086	$3,732,064
	Total Repurchase Agreements (Cost $3,732,064)	3,732,064
	Total Investment Securities (Cost $3,732,064) † — 95.1%	3,732,064
	Other assets less liabilities — 4.9%	191,754
	Net Assets — 100.0%	$3,923,818

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraPro Short Financials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,009,148)	03/07/16	Bank of America, N.A.	(0.28)%	Dow Jones U.S. FinancialsSM Index	$(41,143)
(8,041)	11/06/15	Bank of America, N.A.	0.28%	iShares® U.S. Financials ETF	(1,262)
(1,017,189)					(42,405)	$—	$42,405	$—
(247,505)	11/06/15	Deutsche Bank AG	0.40%	Dow Jones U.S. FinancialsSM Index	(38,296)
(30,141)	11/07/16	Deutsche Bank AG	0.45%	iShares® U.S. Financials ETF	(1,077)
(277,646)					(39,373)	—	39,373	—
(3,435,927)	11/06/15	Morgan Stanley & Co. International PLC	(0.03)%	Dow Jones U.S. FinancialsSM Index	(1,211,714)
(18,374)	11/07/16	Morgan Stanley & Co. International PLC	0.07%	iShares® U.S. Financials ETF	(618)
(3,454,301)					(1,212,332)	—	1,212,332	—
(4,213,429)	11/06/15	Societe Generale	(0.03)%	Dow Jones U.S. FinancialsSM Index	(225,970)	—	225,970	—
(2,812,929)	12/07/15	UBS AG	(0.08)%	Dow Jones U.S. FinancialsSM Index	(227,041)	—	149,551	(77,490)
$(11,775,494)					$(1,747,121)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO SHORT FINANCIALS FINZ :: 109

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 59.6%
	U.S. Treasury Bills
$2,000,000	0.00%, due 06/18/15	$1,999,953
5,000,000	0.00%, due 06/25/15	4,999,780
12,000,000	0.00%, due 07/23/15	11,999,632
	Total U.S. Government & Agency Securities (Cost $18,999,365)	18,999,365
	Repurchase Agreements (a)(b) — 48.1%
15,340,162	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $15,340,256	15,340,162
	Total Repurchase Agreements (Cost $15,340,162)	15,340,162
	Total Investment Securities (Cost $34,339,527) † — 107.7%	34,339,527
	Liabilities in excess of other assets — (7.7%)	(2,454,414)
	Net Assets — 100.0%	$31,885,113

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $6,154,942.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Short MSCI EAFE had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(4,912,128)	11/06/15	Credit Suisse International	0.12%	iShares® MSCI EAFE ETF	$(2,399,018)	$2,399,018	$—	$—
(2,202,084)	11/07/16	Deutsche Bank AG	0.35%	iShares® MSCI EAFE ETF	(172,518)	107,000	—	(65,518)
(20,907,195)	11/06/15	Goldman Sachs International	(0.15)%	iShares® MSCI EAFE ETF	(831,880)	—	831,880	—
(2,084,057)	11/07/16	Societe Generale	0.42%	iShares® MSCI EAFE ETF	(166,174)	75,999	—	(90,175)
(1,711,488)	11/06/15	UBS AG	0.22%	iShares® MSCI EAFE ETF	(1,093,543)	—	1,093,543	—
$(31,816,952)					$(4,663,133)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

110 :: EFZ SHORT MSCI EAFE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 69.4%
	U.S. Treasury Bills
$15,000,000	0.00%, due 06/11/15	$14,999,833
60,000,000	0.00%, due 06/18/15	59,998,612
15,000,000	0.00%, due 07/02/15	14,999,354
60,000,000	0.00%, due 10/15/15	59,994,901
30,000,000	0.00%, due 11/12/15	29,993,850
	Total U.S. Government & Agency Securities (Cost $179,960,323)	179,986,550
	Repurchase Agreements (a)(b) — 36.7%
95,080,116	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $95,080,706	95,080,116
	Total Repurchase Agreements (Cost $95,080,116)	95,080,116
	Total Investment Securities (Cost $275,040,439) — 106.1%	275,066,666
	Liabilities in excess of other assets — (6.1%)	(15,766,806)
	Net Assets — 100.0%	$259,299,860

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $65,962,454.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,227
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$26,227
Federal income tax cost of investments	$275,040,439

Swap Agreements1,5

Short MSCI Emerging Markets had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,799,599)	11/07/16	Bank of America, N.A.	0.82%	iShares® MSCI Emerging Markets ETF	$(226,466)	$226,466	$—	$—
(111,788,553)	11/06/15	Credit Suisse International	0.42%	iShares® MSCI Emerging Markets ETF	(7,332,390)	7,332,390	—	—
(34,968,749)	11/06/15	Deutsche Bank AG	0.35%	iShares® MSCI Emerging Markets ETF	(32,168)	32,168	—	—
(100,950,134)	11/07/16	Goldman Sachs International	0.30%	iShares® MSCI Emerging Markets ETF	(12,742,806)	12,742,806	—	—
(2,838,128)	11/06/15	Morgan Stanley & Co. International PLC	0.82%	iShares® MSCI Emerging Markets ETF	(23,446)	23,446	—	—
(1,352,286)	11/07/16	Societe Generale	0.57%	iShares® MSCI Emerging Markets ETF	(248,290)	130,973	—	(117,317)
(4,243,911)	11/06/15	UBS AG	1.07%	iShares® MSCI Emerging Markets ETF	(2,172,955)	2,172,955	—	—
$(258,941,360)					$(22,778,521)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT MSCI EMERGING MARKETS EUM :: 111

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

112 :: EUM SHORT MSCI EMERGING MARKETS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 71.6%
	U.S. Treasury Bill
$2,500,000	0.00%, due 10/15/15	$2,499,788
	Total U.S. Government & Agency Security (Cost $2,499,084)	2,499,788
	Repurchase Agreements (a)(b) — 49.4%
1,727,317	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,727,327	1,727,317
	Total Repurchase Agreements (Cost $1,727,317)	1,727,317
	Total Investment Securities (Cost $4,226,401) — 121.0%	4,227,105
	Liabilities in excess of other assets — (21.0%)	(732,730)
	Net Assets — 100.0%	$3,494,375

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $923,913.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$704
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$704
Federal income tax cost of investments	$4,226,401

Swap Agreements1,5

Short FTSE China 50 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(371,464)	11/06/15	Bank of America, N.A.	0.82%	iShares® China Large-Cap ETF	$(126,513)	$—	$—	$(126,513)
(950,578)	11/07/16	Deutsche Bank AG	0.70%	iShares® China Large-Cap ETF	(296,089)	296,089	—	—
(1,683,450)	01/06/16	Goldman Sachs International	1.60%	iShares® China Large-Cap ETF	(263,302)	37,302	226,000	—
(163,496)	11/06/15	Societe Generale	0.82%	iShares® China Large-Cap ETF	(82,891)	9,999	—	(72,892)
(308,101)	11/07/16	UBS AG	1.57%	iShares® China Large-Cap ETF	(163,990)	158,990	5,000	—
$(3,477,089)					$(932,785)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT FTSE CHINA 50 YXI :: 113

Principal Amount		Value
	U.S. Government & Agency Security (a) — 63.6%
	U.S. Treasury Bill
$2,000,000	0.00%, due 10/15/15	$1,999,830
	Total U.S. Government & Agency Security (Cost $1,999,267)	1,999,830
	Repurchase Agreements (a)(b) — 62.7%
1,971,199	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,971,211	1,971,199
	Total Repurchase Agreements (Cost $1,971,199)	1,971,199
	Total Investment Securities (Cost $3,970,466) — 126.3%	3,971,029
	Liabilities in excess of other assets — (26.3%)	(827,436)
	Net Assets — 100.0%	$3,143,593

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,519,857.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$563
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$563
Federal income tax cost of investments	$3,970,466

Swap Agreements1,5

UltraShort MSCI EAFE had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,923,363)	11/06/15	Credit Suisse International	0.12%	iShares® MSCI EAFE ETF	$(298,979)	$298,979	$—	$—
(1,853,793)	11/06/15	Deutsche Bank AG	0.35%	iShares® MSCI EAFE ETF	(259,399)	259,399	—	—
(219,843)	11/06/15	Societe Generale	0.42%	iShares® MSCI EAFE ETF	(30,580)	—	30,580	—
(1,266,929)	11/06/15	UBS AG	0.22%	iShares® MSCI EAFE ETF	(249,585)	249,585	—	—
$(6,263,928)					$(838,543)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

114 :: EFU ULTRASHORT MSCI EAFE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.1%
	U.S. Treasury Bills
$10,000,000	0.00%, due 07/02/15	$9,999,526
20,000,000	0.00%, due 10/15/15	19,998,300
	Total U.S. Government & Agency Securities (Cost $29,992,273)	29,997,826
	Repurchase Agreements (a)(b) — 42.9%
15,655,352	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $15,655,449	15,655,352
	Total Repurchase Agreements (Cost $15,655,352)	15,655,352
	Total Investment Securities (Cost $45,647,625) — 125.0%	45,653,178
	Liabilities in excess of other assets — (25.0%)	(9,138,988)
	Net Assets — 100.0%	$36,514,190

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $20,122,146.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,553
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$5,553
Federal income tax cost of investments	$45,647,625

Swap Agreements1,5

UltraShort MSCI Emerging Markets had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(18,380,267)	11/06/15	Credit Suisse International	0.42%	iShares® MSCI Emerging Markets ETF	$(2,580,544)	$2,580,544	$—	$—
(8,576,631)	11/06/15	Deutsche Bank AG	0.35%	iShares® MSCI Emerging Markets ETF	(260,899)	260,899	—	—
(32,486,904)	11/06/15	Goldman Sachs International	0.30%	iShares® MSCI Emerging Markets ETF	(4,854,668)	4,854,668	—	—
(11,166,801)	11/07/16	Societe Generale	0.57%	iShares® MSCI Emerging Markets ETF	(461,818)	461,818	—	—
(2,459,247)	11/06/15	UBS AG	1.07%	iShares® MSCI Emerging Markets ETF	(918,056)	918,056	—	—
$(73,069,850)					$(9,075,985)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 115

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

116 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 53.4%
	U.S. Treasury Bills
$5,000,000	0.00%, due 08/13/15	$5,000,050
7,000,000	0.00%, due 10/15/15	6,999,405
2,000,000	0.00%, due 11/12/15	1,999,590
	Total U.S. Government & Agency Securities (Cost $13,995,904)	13,999,045
	Repurchase Agreements (a)(b) — 52.3%
13,684,223	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $13,684,309	13,684,223
	Total Repurchase Agreements (Cost $13,684,223)	13,684,223
	Total Investment Securities (Cost $27,680,127) — 105.7%	27,683,268
	Liabilities in excess of other assets — (5.7%)	(1,505,065)
	Net Assets — 100.0%	$26,178,203

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $11,504,904.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,141
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,141
Federal income tax cost of investments	$27,680,127

Swap Agreements1,5

UltraShort FTSE Europe had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,020,608)	11/06/15	Credit Suisse International	2.32%	Vanguard® FTSE Europe ETF Shares	$(2,209,115)	$2,209,115	$—	$—
(2,925,358)	11/06/15	Deutsche Bank AG	0.55%	Vanguard® FTSE Europe ETF Shares	(2,114,978)	2,114,978	—	—
(5,456,103)	11/06/15	Goldman Sachs International	0.65%	Vanguard® FTSE Europe ETF Shares	(1,274,617)	—	1,274,617	—
(1,113,003)	11/07/16	Morgan Stanley & Co. International PLC	2.57%	Vanguard® FTSE Europe ETF Shares	(1,215,119)	1,130,883	—	(84,236)
(582,145)	11/07/16	Societe Generale	0.82%	Vanguard® FTSE Europe ETF Shares	(406,961)	251,976	74,000	(80,985)
(39,110,984)	11/07/16	UBS AG	0.32%	Vanguard® FTSE Europe ETF Shares	(1,138,666)	—	1,138,666	—
$(52,208,201)					$(8,359,456)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT FTSE EUROPE EPV :: 117

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

118 :: EPV ULTRASHORT FTSE EUROPE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 29.8%
$316,408	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $316,409	$316,408
	Total Repurchase Agreements (Cost $316,408)	316,408
	Total Investment Securities (Cost $316,408) † — 29.8%	316,408
	Other assets less liabilities — 70.2%	745,729
	Net Assets — 100.0%	$1,062,137
(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(347,847)	11/06/15	Credit Suisse International	0.57%	iShares® MSCI Pacific ex Japan ETF	$38,122	$—	$—	$38,122
(426,721)	12/06/16	Deutsche Bank AG	0.35%	iShares® MSCI Pacific ex Japan ETF	(22,872)	—	22,872	—
(967,975)	11/06/15	Morgan Stanley & Co. International PLC	0.22%	iShares® MSCI Pacific ex Japan ETF	(23,509)	—	23,509	—
(259,998)	11/06/15	Societe Generale	0.42%	iShares® MSCI Pacific ex Japan ETF	(35,095)	—	20,027	(15,068)
(123,262)	11/07/16	UBS AG	0.57%	iShares® MSCI Pacific ex Japan ETF	4,184	—	—	4,184
$(2,125,803)					$(39,170)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT MSCI PACIFIC EX-JAPAN JPX :: 119

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 70.2%
	U.S. Treasury Bills
$15,000,000	0.00%, due 07/30/15	$14,999,463
6,000,000	0.00%, due 10/15/15	5,999,490
	Total U.S. Government & Agency Securities (Cost $20,997,287)	20,998,953
	Repurchase Agreements (a)(b) — 20.0%
5,962,162	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $5,962,199	5,962,162
	Total Repurchase Agreements (Cost $5,962,162)	5,962,162
	Total Investment Securities (Cost $26,959,449) — 90.2%	26,961,115
	Other assets less liabilities — 9.8%	2,924,221
	Net Assets — 100.0%	$29,885,336

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $8,639,412.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,666
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,666
Federal income tax cost of investments	$26,959,449

Swap Agreements1,5

UltraShort MSCI Brazil Capped had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,598,950)	11/06/15	Bank of America, N.A.	0.27%	iShares® MSCI Brazil Capped ETF	$1,054,340	$(814,569)	$—	$239,771
(14,215,262)	11/06/15	Credit Suisse International	0.22%	iShares® MSCI Brazil Capped ETF	3,012,007	(196,334)	(2,483,863)	331,810
(38,174,323)	11/07/16	Deutsche Bank AG	0.30%	iShares® MSCI Brazil Capped ETF	(3,506,413)	3,506,413	—	—
(873,682)	12/07/15	Morgan Stanley & Co. International PLC	0.27%	iShares® MSCI Brazil Capped ETF	(469,077)	469,077	—	—
(826,607)	11/06/15	Societe Generale	0.82%	iShares® MSCI Brazil Capped ETF	634,905	—	(520,000)	114,905
(2,962,412)	11/06/15	UBS AG	0.32%	iShares® MSCI Brazil Capped ETF	517,328	(285,779)	—	231,549
$(59,651,236)					$1,243,090

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

120 :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: 121

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 121.6%
	U.S. Treasury Bills
$17,000,000	0.00%, due 09/10/15	$16,999,762
40,000,000	0.00%, due 09/17/15	39,998,480
	Total U.S. Government & Agency Securities (Cost $56,991,423)	56,998,242
	Repurchase Agreements (a)(b) — 37.8%
17,695,468	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $17,695,578	17,695,468
	Total Repurchase Agreements (Cost $17,695,468)	17,695,468
	Total Investment Securities (Cost $74,686,891) — 159.4%	74,693,710
	Liabilities in excess of other assets — (59.4%)	(27,838,872)
	Net Assets — 100.0%	$46,854,838

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $39,127,240.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,819
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6,819
Federal income tax cost of investments	$74,686,891

Swap Agreements1,5

UltraShort FTSE China 50 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(11,775,951)	11/07/16	Bank of America, N.A.	0.82%	iShares® China Large-Cap ETF	$(1,902,149)	$1,632,149	$270,000	$—
(1,388,973)	11/06/15	Credit Suisse International	2.82%	iShares® China Large-Cap ETF	(784,705)	784,705	—	—
(20,963,438)	11/07/16	Deutsche Bank AG	0.70%	iShares® China Large-Cap ETF	(1,930,174)	1,625,174	305,000	—
(15,033,310)	11/07/16	Goldman Sachs International	1.60%	iShares® China Large-Cap ETF	(6,149,005)	5,597,005	552,000	—
(21,454,790)	11/07/16	Morgan Stanley & Co. International PLC	0.82%	iShares® China Large-Cap ETF	(1,807,768)	109,768	1,698,000	—
(16,491,677)	11/06/15	Societe Generale	0.82%	iShares® China Large-Cap ETF	(13,695,087)	13,390,087	305,000	—
(6,201,508)	11/06/15	UBS AG	1.57%	iShares® China Large-Cap ETF	(4,956,597)	4,616,597	340,000	—
$(93,309,647)					$(31,225,485)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

122 :: FXP ULTRASHORT FTSE CHINA 50 :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT FTSE CHINA 50 FXP :: 123

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 64.0%
	U.S. Treasury Bills
$1,000,000	0.00%, due 07/09/15	$999,978
2,000,000	0.00%, due 08/20/15	2,000,000
3,000,000	0.00%, due 10/15/15	2,999,745
	Total U.S. Government & Agency Securities (Cost $5,998,864)	5,999,723
	Repurchase Agreements (a)(b) — 63.6%
5,965,110	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $5,965,147	5,965,110
	Total Repurchase Agreements (Cost $5,965,110)	5,965,110
	Total Investment Securities (Cost $11,963,974) — 127.6%	11,964,833
	Liabilities in excess of other assets — (27.6%)	(2,584,960)
	Net Assets — 100.0%	$9,379,873

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $3,999,712.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$859
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$859
Federal income tax cost of investments	$11,963,974

Swap Agreements1,5

UltraShort MSCI Japan had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(335,950)	11/06/15	Bank of America, N.A.	2.07%	iShares® MSCI Japan ETF	$(157,940)	$—	$—	$(157,940)
(1,847,279)	11/06/15	Credit Suisse International	0.57%	iShares® MSCI Japan ETF	(625,182)	625,182	—	—
(9,969,643)	11/06/15	Deutsche Bank AG	0.15%	iShares® MSCI Japan ETF	(1,965,846)	1,665,846	300,000	—
(213,710)	11/06/15	Morgan Stanley & Co. International PLC	1.82%	iShares® MSCI Japan ETF	(136,628)	—	136,628	—
(3,033,230)	11/06/15	Societe Generale	0.42%	iShares® MSCI Japan ETF	(527,850)	470,850	57,000	—
(3,349,460)	11/06/15	UBS AG	1.32%	iShares® MSCI Japan ETF	(399,594)	—	399,594	—
$(18,749,272)					$(3,813,040)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

124 :: EWV ULTRASHORT MSCI JAPAN :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 59.0%
	U.S. Treasury Bill
$700,000	0.00%, due 10/15/15	$699,941
	Total U.S. Government & Agency Security (Cost $699,751)	699,941
	Repurchase Agreements (a)(b) — 37.7%
447,296	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $447,298	447,296
	Total Repurchase Agreements (Cost $447,296)	447,296
	Total Investment Securities (Cost $1,147,047) — 96.7%	1,147,237
	Other assets less liabilities — 3.3%	38,655
	Net Assets — 100.0%	$1,185,892

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $213,980.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$190
Federal income tax cost of investments	$1,147,047

Swap Agreements1,5

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(134,006)	11/06/15	Credit Suisse International	1.32%	iShares® MSCI Mexico Capped ETF	$23,501	$—	$—	$23,501
(451,252)	11/07/16	Deutsche Bank AG	1.15%	iShares® MSCI Mexico Capped ETF	13,721	—	—	13,721
(1,787,946)	11/06/15	Societe Generale	0.82%	iShares® MSCI Mexico Capped ETF	27,419	—	(20,000)	7,419
$(2,373,204)					$64,641

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT MSCI MEXICO CAPPED IMI SMK :: 125

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 76.1%
	U.S. Treasury Bills
$20,000,000	0.00%, due 08/06/15	$20,000,000
10,000,000	0.00%, due 10/15/15	9,998,960
	Total U.S. Government & Agency Securities (Cost $29,996,228)	29,998,960
	Repurchase Agreements (a)(b) — 31.3%
12,364,079	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $12,364,156	12,364,079
	Total Repurchase Agreements (Cost $12,364,079)	12,364,079
	Total Investment Securities (Cost $42,360,307) — 107.4%	42,363,039
	Liabilities in excess of other assets — (7.4%)	(2,923,829)
	Net Assets — 100.0%	$39,439,210

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,559,953.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,732
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,732
Federal income tax cost of investments	$42,360,307

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	2	09/21/15	$255,375	$(878)

Cash collateral in the amount of $2,970 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements1

Short 7-10 Year Treasury had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(16,566,587)	11/06/15	Bank of America, N.A.	0.26%	Barclays U.S. 7-10 Year Treasury Bond Index	$(901,097)	$901,097	$—	$—
(22,680,211)	12/06/16	Citibank, N.A.	0.42%	Barclays U.S. 7-10 Year Treasury Bond Index	50,907	(50,907)	—	—
$(39,246,798)					$(850,190)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

126 :: TBX SHORT 7-10 YEAR TREASURY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.5%
	U.S. Treasury Bills
$100,000,000	0.00%, due 06/25/15	$99,999,400
270,000,000	0.00%, due 09/17/15	269,985,690
455,000,000	0.00%, due 10/15/15	454,952,680
	Total U.S. Government & Agency Securities (Cost $824,768,012)	824,937,770
	Repurchase Agreements (a)(b) — 28.2%
296,426,557	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $296,428,400	296,426,557
	Total Repurchase Agreements (Cost $296,426,557)	296,426,557
	Total Investment Securities (Cost $1,121,194,569) — 106.7%	1,121,364,327
	Liabilities in excess of other assets — (6.7%)	(70,212,951)
	Net Assets — 100.0%	$1,051,151,376

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $78,175,620.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,758
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$169,758
Federal income tax cost of investments	$1,121,194,569

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	131	09/21/15	$20,386,875	$(64,766)

Cash collateral in the amount of $489,940 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements1

Short 20+ Year Treasury had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(275,718,577)	12/06/16	Citibank, N.A.	0.29%	Barclays U.S. 20+ Year Treasury Bond Index	$5,843,241	$(5,843,241)	$—	$—
(192,711,358)	11/06/15	Deutsche Bank AG	0.27%	Barclays U.S. 20+ Year Treasury Bond Index	(15,516,156)	13,925,685	—	(1,590,471)
(107,477,487)	11/06/15	Morgan Stanley & Co. International PLC	0.29%	Barclays U.S. 20+ Year Treasury Bond Index	(22,630,143)	22,630,143	—	—
(459,578,080)	11/06/15	Societe Generale	0.22%	Barclays U.S. 20+ Year Treasury Bond Index	(37,179,482)	37,179,482	—	—
$(1,035,485,502)					$(69,482,540)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT 20+ YEAR TREASURY TBF :: 127

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

128 :: TBF SHORT 20+ YEAR TREASURY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 45.4%
	U.S. Treasury Bill
$25,000,000	0.00%, due 10/15/15	$24,997,875
	Total U.S. Government & Agency Security (Cost $24,991,028)	24,997,875
	Repurchase Agreements (a)(b) — 59.1%
32,530,385	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $32,530,587	32,530,385
	Total Repurchase Agreements (Cost $32,530,385)	32,530,385
	Total Investment Securities (Cost $57,521,413) — 104.5%	57,528,260
	Liabilities in excess of other assets — (4.5%)	(2,481,273)
	Net Assets — 100.0%	$55,046,987

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $7,480,294.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,847
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6,847
Federal income tax cost of investments	$57,521,413

Swap Agreements1,5

Short High Yield had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(17,983,732)	02/19/16	Citibank, N.A.	1.47%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(744,490)	$—	$744,490	$—
(17,300,708)	12/07/15	Credit Suisse International	1.82%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,746,613)	1,746,613	—	—
(19,658,860)	11/07/16	Goldman Sachs International	1.50%	iShares® iBoxx $ High Yield Corporate Bond ETF	(692,791)	692,791	—	—
$(54,943,300)					$(3,183,894)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: SHORT HIGH YIELD SJB :: 129

Principal Amount		Value
	Repurchase Agreements (a) — 97.9%
$2,776,522	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $2,776,539	$2,776,522
	Total Repurchase Agreements (Cost $2,776,522)	2,776,522
	Total Investment Securities (Cost $2,776,522) † — 97.9%	2,776,522
	Other assets less liabilities— 2.1%	58,563
	Net Assets — 100.0%	$2,835,085

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Short Investment Grade Corporate had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,228,186)	02/09/16	Citibank, N.A.	1.07%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$(16,246)	$—	$16,246	$—
(625,741)	12/07/15	Credit Suisse International	1.32%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(118,381)	—	—	(118,381)
(978,691)	11/07/16	Goldman Sachs International	0.85%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(45,133)	—	45,133	—
$(2,832,618)					$(179,760)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

130 :: IGS SHORT INVESTMENT GRADE CORPORATE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 120.0%
$3,437,312	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $3,437,334	$3,437,312
	Total Repurchase Agreements (Cost $3,437,312)	3,437,312
	Total Investment Securities (Cost $3,437,312) † — 120.0%	3,437,312
	Liabilities in excess of other assets — (20.0%)	(574,016)
	Net Assets — 100.0%	$2,863,296

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort 3-7 Year Treasury had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,220,045)	11/06/15	Bank of America, N.A.	0.26%	Barclays U.S. 3-7 Year Treasury Bond Index	$(73,434)	$—	$60,001	$(13,433)
(2,016,021)	12/06/16	Citibank, N.A.	0.54%	Barclays U.S. 3-7 Year Treasury Bond Index	(35,027)	—	35,027	—
(1,491,414)	02/08/16	Deutsche Bank AG	0.22%	Barclays U.S. 3-7 Year Treasury Bond Index	(11,603)	—	11,603	—
$(5,727,480)					$(120,064)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT 3-7 YEAR TREASURY TBZ :: 131

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 81.6%
	U.S. Treasury Bills
$30,000,000	0.00%, due 06/18/15	$29,999,306
30,000,000	0.00%, due 06/25/15	29,998,890
15,000,000	0.00%, due 10/15/15	14,998,440
130,000,000	0.00%, due 11/12/15	129,970,360
	Total U.S. Government & Agency Securities (Cost $204,924,821)	204,966,996
	Repurchase Agreements (a)(b) — 23.4%
58,617,399	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $58,617,763	58,617,399
	Total Repurchase Agreements (Cost $58,617,399)	58,617,399
	Total Investment Securities (Cost $263,542,220) — 105.0%	263,584,395
	Liabilities in excess of other assets — (5.0%)	(12,620,807)
	Net Assets — 100.0%	$250,963,588

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $15,322,865.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,175
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$42,175
Federal income tax cost of investments	$263,542,220

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	54	09/21/15	$6,895,125	$(23,698)

Cash collateral in the amount of $80,190 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements1

UltraShort 7-10 Year Treasury had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(148,546,618)	12/06/16	Citibank, N.A.	0.42%	Barclays U.S. 7-10 Year Treasury Bond Index	$(718,101)	$718,101	$—	$—
(57,519,612)	02/08/16	Deutsche Bank AG	0.47%	Barclays U.S. 7-10 Year Treasury Bond Index	78,947	—	(78,947)	—
(177,037,634)	11/06/15	Goldman Sachs International	0.47%	Barclays U.S. 7-10 Year Treasury Bond Index	(7,624,319)	7,624,319	—	—
(113,385,927)	11/06/15	Morgan Stanley & Co. International PLC	0.47%	Barclays U.S. 7-10 Year Treasury Bond Index	(4,134,442)	4,134,442	—	—
$(496,489,791)					$(12,397,915)

See accompanying notes to the financial statements.

132 :: PST ULTRASHORT 7-10 YEAR TREASURY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT 7-10 YEAR TREASURY PST :: 133

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.1%
	U.S. Treasury Bills
$315,000,000	0.00%, due 06/04/15	$314,998,238
150,000,000	0.00%, due 06/11/15	149,997,257
50,000,000	0.00%, due 06/18/15	49,999,174
155,000,000	0.00%, due 06/25/15	154,995,298
180,000,000	0.00%, due 07/02/15	179,990,528
130,000,000	0.00%, due 07/09/15	129,991,471
100,000,000	0.00%, due 07/23/15	99,996,967
80,000,000	0.00%, due 07/30/15	79,999,344
100,000,000	0.00%, due 08/20/15	99,998,900
100,000,000	0.00%, due 09/03/15	99,994,800
270,000,000	0.00%, due 09/10/15	269,992,440
100,000,000	0.00%, due 09/24/15	99,994,400
365,000,000	0.00%, due 10/08/15	364,963,864
240,000,000	0.00%, due 10/15/15	239,975,040
20,000,000	0.00%, due 11/12/15	19,995,440
	Total U.S. Government & Agency Securities (Cost $2,354,808,190)	2,354,883,161
	Repurchase Agreements (a)(b) — 30.5%
920,970,131	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $920,975,856	920,970,131
	Total Repurchase Agreements (Cost $920,970,131)	920,970,131
	Total Investment Securities (Cost $3,275,778,321) — 108.6%	3,275,853,292
	Liabilities in excess of other assets — (8.6%)	(258,857,420)
	Net Assets — 100.0%	$3,016,995,872

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $343,166,455.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,368
Aggregate gross unrealized depreciation	(3,397)
Net unrealized appreciation	$74,971
Federal income tax cost of investments	$3,275,778,321

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	383	09/21/15	$59,604,375	$(266,018)

Cash collateral in the amount of $1,432,420 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

134 :: TBT ULTRASHORT 20+ YEAR TREASURY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort 20+ Year Treasury had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,427,553,950)	12/07/15	Bank of America, N.A.	0.26%	Barclays U.S. 20+ Year Treasury Bond Index	$17,541,388	$(17,541,388)	$—	$—
(658,290,676)	12/06/16	Citibank, N.A.	0.29%	Barclays U.S. 20+ Year Treasury Bond Index	31,729,204	(31,729,204)	—	—
(1,176,176,015)	11/06/15	Deutsche Bank AG	0.27%	Barclays U.S. 20+ Year Treasury Bond Index	(72,028,176)	66,724,176	—	(5,304,000)
(111,705,096)	11/06/15	Goldman Sachs International	0.47%	Barclays U.S. 20+ Year Treasury Bond Index	(6,135,748)	6,135,748	—	—
(440,315,144)	11/06/15	Morgan Stanley & Co. International PLC	0.29%	Barclays U.S. 20+ Year Treasury Bond Index	(55,014,708)	55,014,708	—	—
(2,173,163,295)	11/06/15	Societe Generale	0.22%	Barclays U.S. 20+ Year Treasury Bond Index	(175,306,309)	175,306,309	—	—
$(5,987,204,176)					$(259,214,349)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRASHORT 20+ YEAR TREASURY TBT :: 135

Principal Amount		Value
	U.S. Government & Agency Security (a) — 37.3%
	U.S. Treasury Bill
$4,000,000	0.00%, due 10/15/15	$3,999,584
	Total U.S. Government & Agency Security (Cost $3,998,542)	3,999,584
	Repurchase Agreements (a)(b) — 62.6%
6,698,426	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $6,698,467	6,698,426
	Total Repurchase Agreements (Cost $6,698,426)	6,698,426
	Total Investment Securities (Cost $10,696,968) — 99.9%	10,698,010
	Other assets less liabilities — 0.1%	5,512
	Net Assets — 100.0%	$10,703,522

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $164,984.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,042
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,042
Federal income tax cost of investments	$10,696,968

Swap Agreements1

UltraShort TIPS had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(5,158,058)	12/06/16	Citibank, N.A.	(0.08)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(14,724)	$—	$14,724	$—
(16,269,992)	11/06/15	Goldman Sachs International	(0.13)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(76,507)	76,507	—	—
$(21,428,050)					$(91,231)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

136 :: TPS ULTRASHORT TIPS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 86.7%
$91,128,819	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $91,129,385	$91,128,819
	Total Repurchase Agreements (Cost $91,128,819)	91,128,819
	Total Investment Securities (Cost $91,128,819) † — 86.7%	91,128,819
	Other assets less liabilities — 13.3%	14,026,071
	Net Assets — 100.0%	$105,154,890

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	33	09/21/15	$5,135,625	$(18,375)

Cash collateral in the amount of $123,420 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements1

UltraPro Short 20+ Year Treasury had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(52,060,875)	12/07/15	Bank of America, N.A.	0.26%	Barclays U.S. 20+ Year Treasury Bond Index	$183,142	$(183,142)	$—	$—
(105,785,430)	12/06/16	Citibank, N.A.	0.29%	Barclays U.S. 20+ Year Treasury Bond Index	6,459,827	(6,459,827)	—	—
(45,030,205)	02/08/16	Morgan Stanley & Co. International PLC	0.29%	Barclays U.S. 20+ Year Treasury Bond Index	2,324,694	(2,324,694)	—	—
(108,633,778)	02/08/16	Societe Generale	0.22%	Barclays U.S. 20+ Year Treasury Bond Index	1,014,486	—	(1,014,486)	—
$(311,510,288)					$9,982,149

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO SHORT 20+ YEAR TREASURY TTT :: 137

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 83.1%
54,335	3M Co. (Industrials)	0.5%	$8,643,612
147,210	AbbVie, Inc. (Health Care)	0.5%	9,802,714
33,426	Actavis PLC* (Health Care)	0.5%	10,255,431
168,576	Altria Group, Inc. (Consumer Staples)	0.5%	8,631,091
32,597	Amazon.com, Inc.* (Consumer Discretionary)	0.7%	13,991,610
64,959	Amgen, Inc. (Health Care)	0.5%	10,150,493
498,606	Apple, Inc. (Information Technology)	3.4%	64,958,390
444,285	AT&T, Inc. (Telecommunication Services)	0.8%	15,345,604
900,488	Bank of America Corp. (Financials)	0.8%	14,858,052
156,110	Berkshire Hathaway, Inc., Class B* (Financials)	1.2%	22,323,730
20,083	Biogen, Inc.* (Health Care)	0.4%	7,972,750
56,076	Boeing Co. (The) (Industrials)	0.4%	7,879,800
142,279	Bristol-Myers Squibb Co. (Health Care)	0.5%	9,191,223
68,532	Celgene Corp.* (Health Care)	0.4%	7,842,802
160,946	Chevron Corp. (Energy)	0.9%	16,577,438
436,972	Cisco Systems, Inc. (Information Technology)	0.7%	12,807,649
259,701	Citigroup, Inc. (Financials)	0.7%	14,044,630
336,380	Coca-Cola Co. (The) (Consumer Staples)	0.7%	13,778,125
217,519	Comcast Corp., Class A (Consumer Discretionary)	0.7%	12,716,161
96,323	CVS Health Corp. (Consumer Staples)	0.5%	9,861,549
359,071	Exxon Mobil Corp. (Energy)	1.6%	30,592,849
179,699	Facebook, Inc., Class A* (Information Technology)	0.7%	14,230,364
861,569	General Electric Co. (Industrials)	1.2%	23,494,987
127,495	Gilead Sciences, Inc.* (Health Care)	0.7%	14,313,864
24,445	Google, Inc., Class A* (Information Technology)	0.7%	13,330,347
24,563	Google, Inc., Class C* (Information Technology)	0.7%	13,070,218
112,808	Home Depot, Inc. (The) (Consumer Discretionary)	0.7%	12,569,067
405,408	Intel Corp. (Information Technology)	0.7%	13,970,360
78,688	International Business Machines Corp. (Information Technology)	0.7%	13,349,419
238,013	Johnson & Johnson (Health Care)	1.2%	23,834,622
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
319,148	JPMorgan Chase & Co. (Financials)	1.1%	$20,993,555
82,273	McDonald's Corp. (Consumer Discretionary)	0.4%	7,892,449
121,988	Medtronic PLC (Health Care)	0.5%	9,310,124
242,953	Merck & Co., Inc. (Health Care)	0.8%	14,793,408
702,254	Microsoft Corp. (Information Technology)	1.7%	32,907,622
274,412	Oracle Corp. (Information Technology)	0.6%	11,934,178
126,893	PepsiCo, Inc. (Consumer Staples)	0.7%	12,236,292
524,638	Pfizer, Inc. (Health Care)	0.9%	18,231,171
132,419	Philip Morris International, Inc. (Consumer Staples)	0.6%	11,000,046
231,167	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	18,121,181
141,204	QUALCOMM, Inc. (Information Technology)	0.5%	9,839,095
109,168	Schlumberger Ltd. (Energy)	0.5%	9,909,179
70,738	United Technologies Corp. (Industrials)	0.4%	8,288,371
81,637	UnitedHealth Group, Inc. (Health Care)	0.5%	9,813,584
355,708	Verizon Communications, Inc. (Telecommunication Services)	0.9%	17,586,203
166,060	Visa, Inc., Class A (Information Technology)	0.6%	11,405,001
135,195	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	10,040,933
133,846	Walt Disney Co. (The) (Consumer Discretionary)	0.8%	14,772,583
401,348	Wells Fargo & Co. (Financials)	1.2%	22,459,434
14,416,694	Other Common Stocks	44.8%	862,606,553
	Total Common Stocks (Cost $1,575,189,065)		1,598,529,913
Principal Amount
	U.S. Government & Agency Securities (a) — 2.8%
	U.S. Treasury Bills
$30,000,000	0.00%, due 06/11/15		29,999,290
24,115,000	0.00%, due 09/17/15		24,114,083
	Total U.S. Government & Agency Securities (Cost $ 54,108,683)		54,113,373

See accompanying notes to the financial statements.

138 :: SSO ULTRA S&P500® :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 5.8%
$111,832,287	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $111,832,982	$111,832,287
	Total Repurchase Agreements (Cost $111,832,287)	111,832,287
	Total Investment Securities (Cost $1,741,130,035) — 91.7%	1,764,475,573
	Other assets less liabilities — 8.3%	159,302,963
	Net Assets — 100.0%	$1,923,778,536

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $171,917,915.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,622,992
Aggregate gross unrealized depreciation	(74,536,817)
Net unrealized appreciation	$18,086,175
Federal income tax cost of investments	$1,746,389,398

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	916	06/19/15	$96,409,000	$2,388,144

Cash collateral in the amount of $4,634,960 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA S&P500® SSO :: 139

Swap Agreements1

Ultra S&P500® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$46,580,091	11/06/15	Bank of America, N.A.	0.73%	S&P 500®	$4,852,829	$(4,852,829)	$—	$—
64,802,322	01/06/16	Citibank, N.A.	0.50%	S&P 500®	10,571,616	(10,571,616)	—	—
130,550,093	02/08/16	Credit Suisse International	0.63%	S&P 500®	17,876,373	—	(17,876,373)	—
238,241,536	11/06/15	Deutsche Bank AG	0.23%	SPDR® S&P 500® ETF Trust	20,065,044
883,928,684	11/06/15	Deutsche Bank AG	0.35%	S&P 500®	61,675,112
1,122,170,220					81,740,156	—	(81,740,156)	—
26,376,278	01/06/16	Goldman Sachs International	0.55%	S&P 500®	4,536,572
202,136,723	11/07/16	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	11,580,085
228,513,001					16,116,657	(16,116,657)	—	—
310,346,820	11/07/16	Morgan Stanley & Co. International PLC	0.58%	S&P 500®	2,744,453	(2,744,453)	—	—
79,614,293	02/08/16	Societe Generale	0.53%	S&P 500®	6,665,216	—	(6,665,216)	—
170,236,784	01/06/16	UBS AG	0.53%	S&P 500®	10,729,300	(10,729,300)	—	—
$2,152,813,624					$151,296,600

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	10.4%
Consumer Staples	7.9%
Energy	6.6%
Financials	13.5%
Health Care	12.5%
Industrials	8.4%
Information Technology	16.7%
Materials	2.7%
Telecommunication Services	1.9%
Utilities	2.5%
Other[1]	16.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

140 :: SSO ULTRA S&P500® :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 81.1%
	Consumer Discretionary — 15.6%
74,515	Amazon.com, Inc.*	$31,984,073
29,787	Bed Bath & Beyond, Inc.*	2,124,409
17,975	Charter Communications, Inc., Class A*	3,217,885
406,229	Comcast Corp., Class A	23,718,585
80,683	DIRECTV*	7,345,380
23,853	Discovery Communications, Inc., Class A*	809,571
45,584	Discovery Communications, Inc., Class C*	1,433,389
35,850	DISH Network Corp., Class A*	2,537,822
33,002	Dollar Tree, Inc.*	2,474,820
30,780	Garmin Ltd.	1,399,874
100,411	Liberty Global PLC*	5,397,091
40,323	Liberty Global PLC, Class A*	2,319,782
71,484	Liberty Interactive Corp., Class A*	1,999,408
16,771	Liberty Media Corp.*	642,581
36,635	Liberty Media Corp., Class C*	1,390,665
21,583	Liberty Ventures*	895,695
44,375	Marriott International, Inc., Class A	3,460,806
54,273	Mattel, Inc.	1,400,786
9,709	Netflix, Inc.*	6,058,999
16,311	O'Reilly Automotive, Inc.*	3,580,754
8,336	Priceline Group, Inc. (The)*	9,770,125
33,458	Ross Stores, Inc.	3,234,385
895,606	Sirius XM Holdings, Inc.*	3,457,039
102,747	Staples, Inc.	1,691,729
240,625	Starbucks Corp.	12,502,875
20,181	Tesla Motors, Inc.*	5,061,395
21,855	Tractor Supply Co.	1,904,445
20,881	TripAdvisor, Inc.*	1,592,385
213,031	Twenty-First Century Fox, Inc., Class A	7,157,842
128,135	Twenty-First Century Fox, Inc., Class B	4,284,834
56,989	Viacom, Inc., Class B	3,811,424
16,289	Wynn Resorts Ltd.	1,640,139
		160,300,992
	Consumer Staples — 5.1%
70,685	Costco Wholesale Corp.	10,078,974
25,941	Keurig Green Mountain, Inc.	2,237,152
94,348	Kraft Foods Group, Inc.	7,967,689
264,675	Mondelez International, Inc., Class A	11,007,833
26,914	Monster Beverage Corp.*	3,425,614
174,901	Walgreens Boots Alliance, Inc.	15,013,502
57,889	Whole Foods Market, Inc.	2,387,342
		52,118,106
Shares		Value
	Common Stocks (a) (continued)
	Health Care — 12.2%
32,433	Alexion Pharmaceuticals, Inc.*	$5,313,823
121,768	Amgen, Inc.	19,027,468
37,645	Biogen, Inc.*	14,944,688
33,291	Catamaran Corp.*	1,992,466
128,465	Celgene Corp.*	14,701,535
54,970	Cerner Corp.*	3,698,931
116,645	Express Scripts Holding Co.*	10,164,445
238,995	Gilead Sciences, Inc.*	26,831,969
13,446	Henry Schein, Inc.*	1,904,895
23,071	Illumina, Inc.*	4,754,472
5,874	Intuitive Surgical, Inc.*	2,865,043
78,532	Mylan N.V.*	5,703,779
16,146	Regeneron Pharmaceuticals, Inc.*	8,275,794
38,850	Vertex Pharmaceuticals, Inc.*	4,984,066
		125,163,374
	Industrials — 1.6%
111,786	American Airlines Group, Inc.	4,736,373
23,503	C.H. Robinson Worldwide, Inc.	1,450,840
30,771	Expeditors International of Washington, Inc.	1,410,542
47,416	Fastenal Co.	1,968,238
56,880	PACCAR, Inc.	3,615,293
13,630	Stericycle, Inc.*	1,871,399
25,372	Verisk Analytics, Inc., Class A*	1,841,500
		16,894,185
	Information Technology — 45.7%
115,999	Activision Blizzard, Inc.	2,930,135
80,379	Adobe Systems, Inc.*	6,357,175
28,559	Akamai Technologies, Inc.*	2,178,195
48,285	Altera Corp.	2,358,722
50,004	Analog Devices, Inc.	3,398,272
934,647	Apple, Inc.	121,765,811
197,162	Applied Materials, Inc.	3,968,871
36,507	Autodesk, Inc.*	1,976,854
76,245	Automatic Data Processing, Inc.	6,519,710
41,133	Avago Technologies Ltd.	6,090,563
44,459	Baidu, Inc. (ADR)*	8,776,207
88,256	Broadcom Corp., Class A	5,017,354
71,050	CA, Inc.	2,163,472
29,495	Check Point Software Technologies Ltd.*	2,498,816
819,108	Cisco Systems, Inc.	24,008,055
25,646	Citrix Systems, Inc.*	1,667,246
97,820	Cognizant Technology Solutions Corp., Class A*	6,330,910
194,167	eBay, Inc.*	11,914,087
49,745	Electronic Arts, Inc.*	3,121,747

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA QQQ® QLD :: 141

Shares		Value
	Common Stocks (a) (continued)
358,849	Facebook, Inc., Class A*	$28,417,252
38,300	Fiserv, Inc.*	3,069,745
46,037	Google, Inc., Class A*	25,104,897
54,818	Google, Inc., Class C*	29,169,206
759,945	Intel Corp.	26,187,705
44,406	Intuit, Inc.	4,624,885
26,106	KLA-Tencor Corp.	1,557,484
25,566	Lam Research Corp.	2,102,804
38,383	Linear Technology Corp.	1,836,627
172,868	Micron Technology, Inc.*	4,828,203
1,316,392	Microsoft Corp.	61,686,129
50,027	NetApp, Inc.	1,670,902
87,212	NVIDIA Corp.	1,930,002
37,023	NXP Semiconductors N.V.*	4,155,832
58,272	Paychex, Inc.	2,879,220
264,687	QUALCOMM, Inc.	18,443,390
34,175	SanDisk Corp.	2,336,887
52,686	Seagate Technology PLC	2,931,449
109,498	Symantec Corp.	2,696,388
168,024	Texas Instruments, Inc.	9,395,902
37,072	Western Digital Corp.	3,609,330
41,948	Xilinx, Inc.	1,989,174
150,217	Yahoo!, Inc.*	6,449,567
		470,115,182
	Materials — 0.3%
19,166	Sigma-Aldrich Corp.	2,669,824
	Telecommunication Services — 0.6%
20,718	SBA Communications Corp., Class A*	2,316,480
281,885	VimpelCom Ltd. (ADR)	1,750,506
69,172	Vodafone Group PLC (ADR)	2,699,783
		6,766,769
	Total Common Stocks (Cost $781,566,289)	834,028,432
Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.4%
	U.S. Treasury Bills
$5,000,000	0.00%, due 07/02/15	$4,999,884
10,000,000	0.00%, due 07/16/15	9,999,750
20,000,000	0.00%, due 08/20/15	20,000,000
	Total U.S. Government & Agency Securities (Cost $34,996,967)	34,999,634
	Repurchase Agreements (a)(b) — 9.0%
92,689,264	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $92,689,841	92,689,264
	Total Repurchase Agreements (Cost $92,689,264)	92,689,264
	Total Investment Securities (Cost $909,252,520) — 93.5%	961,717,330
	Other assets less liabilities — 6.5%	66,358,853
	Net Assets — 100.0%	$1,028,076,183

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $92,623,426.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,389,701
Aggregate gross unrealized depreciation	(22,379,458)
Net unrealized appreciation	$51,010,243
Federal income tax cost of investments	$910,707,087

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	193	06/19/15	$17,404,740	$657,959

Cash collateral in the amount of $764,280 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

142 :: QLD ULTRA QQQ® :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra QQQ® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$41,561,525	11/06/15	Bank of America, N.A.	0.78%	NASDAQ-100 Index®	$2,357,869	$(2,357,869)	$—	$—
241,864,564	04/06/16	Citibank, N.A.	0.65%	NASDAQ-100 Index®	15,430,080	(15,430,080)	—	—
134,504,019	11/07/16	Credit Suisse International	0.63%	NASDAQ-100 Index®	2,485,901	—	(2,485,901)	—
90,249,397	01/06/16	Deutsche Bank AG	0.30%	PowerShares QQQ TrustSM, Series 1	1,368,157
328,750,323	01/06/16	Deutsche Bank AG	0.50%	NASDAQ-100 Index®	4,950,861
418,999,720					6,319,018	—	(6,319,018)	—
10,119,244	02/08/16	Goldman Sachs International	0.65%	NASDAQ-100 Index®	2,218,707
69,850,095	02/08/16	Goldman Sachs International	0.45%	PowerShares QQQ TrustSM, Series 1	5,840,641
79,969,339					8,059,348	(8,059,348)	—	—
5,765,881	11/06/15	Morgan Stanley & Co. International PLC	0.68%	NASDAQ-100 Index®	1,993,983
96,221,038	11/06/15	Morgan Stanley & Co. International PLC	0.58%	PowerShares QQQ TrustSM, Series 1	21,139,694
101,986,919					23,133,677	(23,133,677)	—	—
102,645,287	11/07/16	Societe Generale	0.58%	NASDAQ-100 Index®	3,726,180	—	(3,726,180)	—
83,295,716	11/07/16	UBS AG	0.53%	NASDAQ-100 Index®	3,374,645	(3,374,645)	—	—
$1,204,827,089					$64,886,718

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA QQQ® QLD :: 143

Shares		Value
	Common Stocks (a) — 79.7%
	Consumer Discretionary — 12.4%
93,978	Home Depot, Inc. (The)	$10,471,029
93,978	McDonald's Corp.	9,015,309
93,978	NIKE, Inc., Class B	9,554,743
93,978	Walt Disney Co. (The)	10,372,352
		39,413,433
	Consumer Staples — 5.7%
93,978	Coca-Cola Co. (The)	3,849,339
93,978	Procter & Gamble Co. (The)	7,366,935
93,978	Wal-Mart Stores, Inc.	6,979,746
		18,196,020
	Energy — 5.6%
93,978	Chevron Corp.	9,679,734
93,978	Exxon Mobil Corp.	8,006,926
		17,686,660
	Financials — 13.4%
93,978	American Express Co.	7,491,926
93,978	Goldman Sachs Group, Inc. (The)	19,377,323
93,978	JPMorgan Chase & Co.	6,181,873
93,978	Travelers Cos., Inc. (The)	9,503,056
		42,554,178
	Health Care — 9.3%
93,978	Johnson & Johnson	9,410,957
93,978	Merck & Co., Inc.	5,722,320
93,978	Pfizer, Inc.	3,265,736
93,978	UnitedHealth Group, Inc.	11,297,095
		29,696,108
	Industrials — 15.6%
93,978	3M Co.	14,950,020
93,978	Boeing Co. (The)	13,205,789
93,978	Caterpillar, Inc.	8,018,203
93,978	General Electric Co.	2,562,780
93,978	United Technologies Corp.	11,011,402
		49,748,194
	Information Technology — 14.1%
93,978	Apple, Inc.	12,243,454
93,978	Cisco Systems, Inc.	2,754,495
93,978	Intel Corp.	3,238,482
93,978	International Business Machines Corp.	15,943,368
93,978	Microsoft Corp.	4,403,809
93,978	Visa, Inc., Class A	6,454,409
		45,038,017
Shares		Value
	Common Stocks (a) (continued)
	Materials — 2.1%
93,978	E.I. du Pont de Nemours & Co.	$6,673,378
	Telecommunication Services — 1.5%
93,978	Verizon Communications, Inc.	4,646,272
	Total Common Stocks (Cost $242,007,463)	253,652,260
Principal Amount
	Repurchase Agreements (a)(b) — 8.2%
$25,947,371	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $25,947,532	25,947,371
	Total Repurchase Agreements (Cost $25,947,371)	25,947,371
	Total Investment Securities (Cost $267,954,834) — 87.9%	279,599,631
	Other assets less liabilities — 12.1%	38,471,981
	Net Assets — 100.0%	$318,071,612

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $44,551,126.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,392,446
Aggregate gross unrealized depreciation	(8,752,655)
Net unrealized appreciation	$11,639,791
Federal income tax cost of investments	$267,959,840

See accompanying notes to the financial statements.

144 :: DDM ULTRA DOW30SM :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	103	06/19/15	$9,269,485	$74,386

Cash collateral in the amount of $441,870 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements1

Ultra Dow30SM had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$15,222,677	11/07/16	Bank of America, N.A.	0.78%	Dow Jones Industrial AverageSM	$609,651	$(609,651)	$—	$—
10,730,893	04/06/16	Citibank, N.A.	0.50%	Dow Jones Industrial AverageSM	(91,668)	75,740	15,928	—
93,706,768	11/06/15	Credit Suisse International	0.63%	Dow Jones Industrial AverageSM	16,265,857	—	(16,265,857)	—
82,558,798	02/08/16	Deutsche Bank AG	0.20%	SPDR® Dow Jones Industrial AverageSM ETF Trust	4,555,918
94,004,761	11/06/15	Deutsche Bank AG	0.25%	Dow Jones Industrial AverageSM	11,005,927
176,563,559					15,561,845	—	(15,561,845)	—
7,173,592	02/08/16	Goldman Sachs International	0.75%	Dow Jones Industrial AverageSM	623,374	(623,374)	—	—
22,186,102	11/06/15	Societe Generale	0.59%	Dow Jones Industrial AverageSM	2,060,559	—	(2,060,559)	—
47,704,119	11/07/16	UBS AG	0.53%	Dow Jones Industrial AverageSM	1,674,082	(1,674,082)	—	—
$373,287,710					$36,703,700

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA DOW30SM DDM :: 145

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 83.6%
3,183	Acuity Brands, Inc. (Industrials)	0.4%	$561,768
5,368	Advance Auto Parts, Inc. (Consumer Discretionary)	0.6%	822,485
9,636	Alaska Air Group, Inc. (Industrials)	0.4%	622,871
8,232	Albemarle Corp. (Materials)	0.3%	495,155
1,175	Alleghany Corp.* (Financials)	0.4%	558,536
8,142	Alliant Energy Corp. (Utilities)	0.3%	499,105
6,607	ANSYS, Inc.* (Information Technology)	0.4%	588,023
12,092	Arthur J. Gallagher & Co. (Financials)	0.4%	585,857
4,677	Ashland, Inc. (Materials)	0.4%	595,850
11,809	CDK Global, Inc. (Information Technology)	0.4%	629,302
8,721	Centene Corp.* (Health Care)	0.5%	657,040
9,583	Church & Dwight Co., Inc. (Consumer Staples)	0.6%	804,685
3,544	Cooper Cos., Inc. (The) (Health Care)	0.4%	644,193
25,303	Duke Realty Corp. (REIT) (Financials)	0.3%	494,927
4,560	Energizer Holdings, Inc. (Consumer Staples)	0.5%	646,106
3,280	Everest Re Group Ltd. (Financials)	0.4%	595,353
8,116	Extra Space Storage, Inc. (REIT) (Financials)	0.4%	568,364
5,040	Federal Realty Investment Trust (REIT) (Financials)	0.5%	677,729
10,429	Foot Locker, Inc. (Consumer Discretionary)	0.5%	659,113
11,646	Fortune Brands Home & Security, Inc. (Industrials)	0.4%	534,086
6,094	Gartner, Inc.* (Information Technology)	0.4%	533,103
4,922	Global Payments, Inc. (Information Technology)	0.4%	513,758
14,392	HollyFrontier Corp. (Energy)	0.4%	599,427
17,876	Hologic, Inc.* (Health Care)	0.4%	639,425
6,756	J.B. Hunt Transport Services, Inc. (Industrials)	0.4%	567,639
13,168	Jarden Corp.* (Consumer Discretionary)	0.5%	698,694
3,291	Jones Lang LaSalle, Inc. (Financials)	0.4%	570,100
22,318	LKQ Corp.* (Consumer Discretionary)	0.4%	637,625
7,052	MEDNAX, Inc.* (Health Care)	0.3%	501,961
2,064	Mettler-Toledo International, Inc.* (Health Care)	0.5%	670,140
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
8,248	MSCI, Inc. (Financials)	0.4%	$511,788
32,484	New York Community Bancorp, Inc. (Financials)	0.4%	576,266
7,128	Omnicare, Inc. (Health Care)	0.5%	679,227
7,222	Packaging Corp. of America (Materials)	0.3%	499,618
4,478	Polaris Industries, Inc. (Consumer Discretionary)	0.4%	640,578
10,897	Qorvo, Inc.* (Information Technology)	0.6%	895,189
9,327	Raymond James Financial, Inc. (Financials)	0.4%	542,085
10,316	ResMed, Inc. (Health Care)	0.4%	606,787
10,270	Rock-Tenn Co., Class A (Materials)	0.5%	668,988
3,693	Signature Bank/NY* (Financials)	0.4%	515,727
5,885	Signet Jewelers Ltd. (Consumer Discretionary)	0.5%	761,107
18,496	SunEdison, Inc.* (Information Technology)	0.4%	554,325
3,740	SVB Financial Group* (Financials)	0.4%	504,563
11,280	Synopsys, Inc.* (Information Technology)	0.4%	562,759
5,106	Towers Watson & Co., Class A (Industrials)	0.5%	704,373
18,992	UDR, Inc. (REIT) (Financials)	0.4%	618,380
3,425	United Therapeutics Corp.* (Health Care)	0.4%	629,241
7,071	Wabtec Corp. (Industrials)	0.5%	709,221
12,803	WhiteWave Foods Co. (The)* (Consumer Staples)	0.4%	614,928
2,556,144	Other Common Stocks	62.8%	90,306,997
	Total Common Stocks (Cost $123,576,386)		120,274,567
Principal Amount
	U.S. Government & Agency Securities (a) — 23.7%
	U.S. Treasury Bills
$15,000,000	0.00%, due 06/25/15		14,999,340
10,000,000	0.00%, due 07/02/15		9,999,569
9,183,000	0.00%, due 09/17/15		9,182,651
	Total U.S. Government & Agency Securities (Cost $ 34,179,774)		34,181,560

See accompanying notes to the financial statements.

146 :: MVV ULTRA MIDCAP400 :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 20.2%
$29,014,825	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $29,015,005	$29,014,825
	Total Repurchase Agreements (Cost $29,014,825)	29,014,825
	Total Investment Securities (Cost $186,770,985) — 127.5%	183,470,952
	Liabilities in excess of other assets — (27.5%)	(39,606,570)
	Net Assets — 100.0%	$143,864,382

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $102,016,504.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,996,323
Aggregate gross unrealized depreciation	(8,629,598)
Net unrealized depreciation	$(3,633,275)
Federal income tax cost of investments	$187,104,227

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	167	06/19/15	$25,425,750	$742,088

Cash collateral in the amount of $1,230,790 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA MIDCAP400 MVV :: 147

Swap Agreements1

Ultra MidCap400 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$25,824,563	11/07/16	Bank of America, N.A.	0.33%	S&P MidCap 400®	$917,835	$(917,835)	$—	$—
10,035,115	02/08/16	Citibank, N.A.	0.35%	S&P MidCap 400®	969,792	(969,792)	—	—
3,085,844	11/06/15	Credit Suisse International	0.48%	S&P MidCap 400®	(5,003,569)	4,810,832	192,737	—
29,934,689	11/06/15	Deutsche Bank AG	0.15%	SPDR® S&P MidCap 400® ETF Trust	(14,110,434)
44,471,116	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	(32,788,896)
74,405,805					(46,899,330)	45,502,440	1,396,890	—
4,546,589	12/07/15	Goldman Sachs International	0.30%	SPDR® S&P MidCap 400® ETF Trust	462,977
6,844,410	12/07/15	Goldman Sachs International	0.55%	S&P MidCap 400®	243,646
11,390,999					706,623	(706,623)	—	—
6,219,657	11/06/15	Morgan Stanley & Co. International PLC	0.38%	S&P MidCap 400®	3,614,880	(3,614,880)	—	—
4,255,760	11/06/15	Societe Generale	0.48%	S&P MidCap 400®	3,867,881	—	(3,867,881)	—
6,759,200	11/07/16	UBS AG	0.48%	S&P MidCap 400®	481,057	(481,057)	—	—
$141,976,943					$(41,344,831)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	11.6%
Consumer Staples	3.3%
Energy	3.8%
Financials	19.7%
Health Care	7.3%
Industrials	13.0%
Information Technology	14.6%
Materials	6.3%
Telecommunication Services	0.2%
Utilities	3.8%
Other[1]	16.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

148 :: MVV ULTRA MIDCAP400 :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 87.6%
8,603	Aspen Technology, Inc.* (Information Technology)	0.1%	$368,208
8,571	Bank of the Ozarks, Inc. (Financials)	0.2%	376,867
4,393	Belden, Inc. (Information Technology)	0.2%	370,857
2,488	Bluebird Bio, Inc.* (Health Care)	0.2%	483,294
9,343	Brunswick Corp. (Consumer Discretionary)	0.2%	476,867
5,324	Cavium, Inc.* (Information Technology)	0.2%	374,650
7,025	Cepheid, Inc.* (Health Care)	0.2%	387,569
20,663	CNO Financial Group, Inc. (Financials)	0.2%	371,934
8,750	Cognex Corp.* (Information Technology)	0.2%	441,612
16,329	CubeSmart (REIT) (Financials)	0.2%	388,467
33,327	Cypress Semiconductor Corp.* (Information Technology)	0.2%	457,580
17,069	Dana Holding Corp. (Consumer Discretionary)	0.2%	371,592
7,549	DexCom, Inc.* (Health Care)	0.3%	541,414
4,805	Diamondback Energy, Inc. (Energy)	0.2%	373,877
14,627	Dyax Corp.* (Health Care)	0.2%	385,275
12,381	Dynegy, Inc.* (Utilities)	0.2%	400,402
10,765	First American Financial Corp. (Financials)	0.2%	384,418
32,943	Graphic Packaging Holding Co. (Materials)	0.2%	469,108
8,877	HealthSouth Corp. (Health Care)	0.2%	383,131
6,700	HEICO Corp. (Industrials)	0.2%	383,910
9,081	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	380,948
36,092	Investors Bancorp, Inc. (Financials)	0.2%	433,465
11,847	Isis Pharmaceuticals, Inc.* (Health Care)	0.4%	797,540
26,437	JetBlue Airways Corp.* (Industrials)	0.3%	532,970
11,252	LaSalle Hotel Properties (REIT) (Financials)	0.2%	410,248
7,636	Manhattan Associates, Inc.* (Information Technology)	0.2%	418,835
6,821	MAXIMUS, Inc. (Information Technology)	0.2%	445,889
34,108	MGIC Investment Corp.* (Financials)	0.1%	370,072
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
8,509	Neurocrine Biosciences, Inc.* (Health Care)	0.2%	$373,205
53,880	Office Depot, Inc.* (Consumer Discretionary)	0.3%	499,468
5,731	PAREXEL International Corp.* (Health Care)	0.2%	380,940
7,026	Prosperity Bancshares, Inc. (Financials)	0.2%	376,383
2,479	Puma Biotechnology, Inc.* (Health Care)	0.2%	484,521
14,437	Qorvo, Inc.* (Information Technology)	0.6%	1,186,000
2,211	Receptos, Inc.* (Health Care)	0.1%	364,572
13,190	RLJ Lodging Trust (REIT) (Financials)	0.2%	398,734
3,939	Skechers U.S.A., Inc., Class A* (Consumer Discretionary)	0.2%	417,022
6,863	SS&C Technologies Holdings, Inc. (Information Technology)	0.2%	404,437
5,954	STERIS Corp. (Health Care)	0.2%	397,906
2,339	Synageva BioPharma Corp.* (Health Care)	0.2%	499,166
3,630	Synaptics, Inc.* (Information Technology)	0.1%	361,693
7,077	Team Health Holdings, Inc.* (Health Care)	0.2%	413,863
3,326	Tyler Technologies, Inc.* (Information Technology)	0.2%	404,042
2,856	Ultimate Software Group, Inc. (The)* (Information Technology)	0.2%	462,072
3,642	Vail Resorts, Inc. (Consumer Discretionary)	0.2%	377,821
6,026	Verint Systems, Inc.* (Information Technology)	0.2%	389,701
4,420	WellCare Health Plans, Inc.* (Health Care)	0.2%	378,661
7,121	West Pharmaceutical Services, Inc. (Health Care)	0.2%	385,531
3,904	WEX, Inc.* (Information Technology)	0.2%	442,675
7,875,498	Other Common Stocks	77.3%	160,275,920
	Total Common Stocks (Cost $167,737,833)		181,655,332

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA RUSSELL2000 UWM :: 149

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.1%
4,361	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	0.0%	$42,607
49,993	Leap Wireless International, Inc.*^(c)	0.1%	125,983
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	0.0%	—
	Total Rights (Cost $—)		168,590
No. of Warrants
	Warrant — 0.0% ‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	0.0%	—
	Total Warrant (Cost $—)		—
Principal Amount
	U.S. Government & Agency Security (a) — 0.8%
	U.S. Treasury Bill
$1,624,000	0.00%, due 06/04/15		1,623,989
	Total U.S. Government & Agency Security (Cost $ 1,623,989)		1,623,989
	Repurchase Agreement (a)(b) — 20.9%

43,357,386	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $43,357,656	43,357,386
	Total Repurchase Agreements (Cost $43,357,386)	43,357,386
	Total Investment Securities (Cost $212,719,208) — 109.4%	226,805,297
	Liabilities in excess of other assets — (9.4%)	(19,446,179)
	Net Assets — 100.0%	$207,359,118

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $168,590 or 0.08% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $80,107,686.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed to be illiquid as of May 31, 2015.

REIT  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,126,346
Aggregate gross unrealized depreciation	(11,822,524)
Net unrealized appreciation	$9,303,822
Federal income tax cost of investments	$217,501,475

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	179	06/19/15	$22,265,810	$178,131

Cash collateral in the amount of $1,004,190 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

150 :: UWM ULTRA RUSSELL2000 :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Russell2000 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$41,924,353	11/07/16	Bank of America, N.A.	0.00%	Russell 2000® Index	$6,363,765	$(6,363,765)	$—	$—
18,133,370	11/06/15	Citibank, N.A.	(0.05)%	Russell 2000® Index	(30,383,134)	28,644,287	1,738,847	—
4,445,836	11/06/15	Credit Suisse International	(0.07)%	Russell 2000® Index	852,349	(272,186)	(446,000)	134,163
417,604	11/06/15	Deutsche Bank AG	(0.25)%	iShares® Russell 2000 ETF	647,093
36,530,347	11/06/15	Deutsche Bank AG	(0.05)%	Russell 2000® Index	351,172
36,947,951					998,265	—	(998,265)	—
9,551,268	01/06/16	Goldman Sachs International	0.05%	Russell 2000® Index	(2,284,997)	2,187,356	97,641	—
2,591,240	11/06/15	Morgan Stanley & Co. International PLC	(0.32)%	iShares® Russell 2000 ETF	759,025
44,424,462	11/06/15	Morgan Stanley & Co. International PLC	(0.07)%	Russell 2000® Index	2,628,585
47,015,702					3,387,610	(3,387,610)	—	—
13,476,358	11/06/15	Societe Generale	0.18%	Russell 2000® Index	(6,425,409)	6,201,043	224,366	—
39,261,861	11/06/15	UBS AG	0.03%	Russell 2000® Index	4,736,952	(4,736,952)	—	—
$210,756,699					$(22,754,599)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA RUSSELL2000 UWM :: 151

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	12.0%
Consumer Staples	2.7%
Energy	3.0%
Financials	20.6%
Health Care	14.3%
Industrials	11.6%
Information Technology	15.9%
Materials	3.8%
Telecommunication Services	0.8%
Utilities	3.0%
Other[1]	12.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

152 :: UWM ULTRA RUSSELL2000 :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 60.4%
861	Amsurg Corp.* (Health Care)	0.3%	$57,980
841	Blackbaud, Inc. (Information Technology)	0.2%	43,110
706	Casey's General Stores, Inc. (Consumer Staples)	0.3%	61,556
1,139	Cirrus Logic, Inc.* (Information Technology)	0.2%	42,997
435	Cracker Barrel Old Country Store, Inc. (Consumer Discretionary)	0.3%	61,370
867	Curtiss-Wright Corp. (Industrials)	0.3%	62,502
2,991	Darling Ingredients, Inc.* (Consumer Staples)	0.2%	46,959
3,641	DiamondRock Hospitality Co. (REIT) (Financials)	0.2%	47,952
1,144	EMCOR Group, Inc. (Industrials)	0.3%	51,903
803	EnerSys (Industrials)	0.3%	53,512
1,036	EPR Properties (REIT) (Financials)	0.3%	59,746
1,347	GEO Group, Inc. (The) (REIT) (Financials)	0.2%	51,092
1,805	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.2%	42,995
1,205	Impax Laboratories, Inc.* (Health Care)	0.3%	56,647
832	j2 Global, Inc. (Information Technology)	0.3%	55,253
692	Jack in the Box, Inc. (Consumer Discretionary)	0.3%	60,073
414	Lithia Motors, Inc., Class A (Consumer Discretionary)	0.2%	44,070
1,348	Manhattan Associates, Inc.* (Information Technology)	0.4%	73,938
678	MarketAxess Holdings, Inc. (Financials)	0.3%	59,969
508	Marriott Vacations Worldwide Corp. (Consumer Discretionary)	0.2%	44,846
3,790	Medical Properties Trust, Inc. (REIT) (Financials)	0.2%	51,392
989	Medidata Solutions, Inc.* (Health Care)	0.3%	57,372
829	Men's Wearhouse, Inc. (The) (Consumer Discretionary)	0.2%	48,090
1,727	Microsemi Corp.* (Information Technology)	0.3%	62,846
589	Molina Healthcare, Inc.* (Health Care)	0.2%	42,844
723	Moog, Inc., Class A* (Industrials)	0.2%	49,620
1,551	New Jersey Resources Corp. (Utilities)	0.2%	46,639
854	NorthWestern Corp. (Utilities)	0.2%	44,425
874	NuVasive, Inc.* (Health Care)	0.2%	44,181
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
995	PAREXEL International Corp.* (Health Care)	0.3%	$66,138
1,431	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	53,362
792	Pool Corp. (Consumer Discretionary)	0.3%	52,494
991	Post Properties, Inc. (REIT) (Financials)	0.3%	56,299
880	PRA Group, Inc.* (Financials)	0.2%	49,949
1,283	PrivateBancorp, Inc. (Financials)	0.2%	48,921
1,013	ProAssurance Corp. (Financials)	0.2%	45,767
746	Skechers U.S.A., Inc., Class A* (Consumer Discretionary)	0.4%	78,979
847	Southwest Gas Corp. (Utilities)	0.2%	46,128
646	Sovran Self Storage, Inc. (REIT) (Financials)	0.3%	58,922
3,307	Susquehanna Bancshares, Inc. (Financials)	0.2%	45,934
667	Synaptics, Inc.* (Information Technology)	0.3%	66,460
831	Texas Capital Bancshares, Inc.* (Financials)	0.2%	45,206
1,011	Toro Co. (The) (Industrials)	0.3%	69,142
1,027	UIL Holdings Corp. (Utilities)	0.3%	52,059
1,158	United Bankshares, Inc./WV (Financials)	0.2%	43,842
796	ViaSat, Inc.* (Information Technology)	0.2%	50,140
1,298	West Pharmaceutical Services, Inc. (Health Care)	0.3%	70,274
858	Wintrust Financial Corp. (Financials)	0.2%	42,986
1,872	Wolverine World Wide, Inc. (Consumer Discretionary)	0.3%	54,999
395,986	Other Common Stocks	47.9%	10,056,750
	Total Common Stocks (Cost $13,201,870)		12,680,630
Principal Amount
	Repurchase Agreements (a)(b) — 8.8%
$1,849,725	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,849,737		1,849,725
	Total Repurchase Agreements (Cost $1,849,725)		1,849,725
	Total Investment Securities (Cost $15,051,595) — 69.2%		14,530,355
	Other assets less liabilities — 30.8%		6,468,215
	Net Assets — 100.0%		$20,998,570

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA SMALLCAP600 SAA :: 153

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,456,994.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,006,888
Aggregate gross unrealized depreciation	(1,609,198)
Net unrealized depreciation	$(602,310)
Federal income tax cost of investments	$15,132,665

Swap Agreements1

Ultra SmallCap600 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,220,791	01/06/16	Bank of America, N.A.	0.38%	S&P SmallCap 600®	$1,974,867	$(1,926,609)	$—	$48,258
6,864,952	11/06/15	Citibank, N.A.	0.15%	S&P SmallCap 600®	1,098,908	(1,098,908)	—	—
1,790,274	11/06/15	Credit Suisse International	(0.02)%	S&P SmallCap 600®	465,687	—	(465,687)	—
143,645	01/06/16	Deutsche Bank AG	(0.05)%	iShares® Core S&P Small-Cap ETF	15,812
10,632,952	11/06/15	Deutsche Bank AG	(0.05)%	S&P SmallCap 600®	240,571
10,776,597					256,383	—	(250,001)	6,382
6,308,060	11/06/15	Morgan Stanley & Co. International PLC	0.33%	S&P SmallCap 600®	949,040	(949,040)	—	—
1,358,383	11/06/15	Societe Generale	0.58%	S&P SmallCap 600®	1,583,669	—	(1,583,669)	—
$29,319,057					$6,328,554

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

154 :: SAA ULTRA SMALLCAP600 :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	9.1%
Consumer Staples	1.9%
Energy	1.9%
Financials	13.9%
Health Care	7.8%
Industrials	9.7%
Information Technology	10.0%
Materials	3.4%
Telecommunication Services	0.5%
Utilities	2.2%
Other[1]	39.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA SMALLCAP600 SAA :: 155

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 57.6%
15,682	3M Co. (Industrials)	0.3%	$2,494,693
42,504	AbbVie, Inc. (Health Care)	0.3%	2,830,341
9,647	Actavis PLC* (Health Care)	0.4%	2,959,796
48,655	Altria Group, Inc. (Consumer Staples)	0.3%	2,491,136
9,408	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	4,038,196
18,749	Amgen, Inc. (Health Care)	0.4%	2,929,719
143,909	Apple, Inc. (Information Technology)	2.3%	18,748,464
128,230	AT&T, Inc. (Telecommunication Services)	0.6%	4,429,064
259,901	Bank of America Corp. (Financials)	0.5%	4,288,366
45,057	Berkshire Hathaway, Inc., Class B* (Financials)	0.8%	6,443,151
5,796	Biogen, Inc.* (Health Care)	0.3%	2,300,954
16,185	Boeing Co. (The) (Industrials)	0.3%	2,274,316
41,065	Bristol-Myers Squibb Co. (Health Care)	0.3%	2,652,799
19,780	Celgene Corp.* (Health Care)	0.3%	2,263,623
46,453	Chevron Corp. (Energy)	0.6%	4,784,659
126,120	Cisco Systems, Inc. (Information Technology)	0.5%	3,696,577
74,956	Citigroup, Inc. (Financials)	0.5%	4,053,620
97,087	Coca-Cola Co. (The) (Consumer Staples)	0.5%	3,976,684
62,781	Comcast Corp., Class A (Consumer Discretionary)	0.4%	3,670,177
27,801	CVS Health Corp. (Consumer Staples)	0.4%	2,846,266
103,636	Exxon Mobil Corp. (Energy)	1.1%	8,829,787
51,865	Facebook, Inc., Class A* (Information Technology)	0.5%	4,107,189
248,668	General Electric Co. (Industrials)	0.8%	6,781,176
36,798	Gilead Sciences, Inc.* (Health Care)	0.5%	4,131,312
7,055	Google, Inc., Class A* (Information Technology)	0.5%	3,847,233
7,089	Google, Inc., Class C* (Information Technology)	0.5%	3,772,128
32,559	Home Depot, Inc. (The) (Consumer Discretionary)	0.4%	3,627,724
117,010	Intel Corp. (Information Technology)	0.5%	4,032,165
22,711	International Business Machines Corp. (Information Technology)	0.5%	3,852,921
68,696	Johnson & Johnson (Health Care)	0.9%	6,879,217
92,113	JPMorgan Chase & Co. (Financials)	0.8%	6,059,193
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
23,746	McDonald's Corp. (Consumer Discretionary)	0.3%	$2,277,954
35,208	Medtronic PLC (Health Care)	0.3%	2,687,075
70,122	Merck & Co., Inc. (Health Care)	0.5%	4,269,729
202,686	Microsoft Corp. (Information Technology)	1.2%	9,497,866
79,201	Oracle Corp. (Information Technology)	0.4%	3,444,451
36,624	PepsiCo, Inc. (Consumer Staples)	0.4%	3,531,652
151,422	Pfizer, Inc. (Health Care)	0.7%	5,261,915
38,219	Philip Morris International, Inc. (Consumer Staples)	0.4%	3,174,852
66,720	Procter & Gamble Co. (The) (Consumer Staples)	0.7%	5,230,181
40,755	QUALCOMM, Inc. (Information Technology)	0.4%	2,839,808
31,508	Schlumberger Ltd. (Energy)	0.4%	2,859,981
20,416	United Technologies Corp. (Industrials)	0.3%	2,392,143
23,562	UnitedHealth Group, Inc. (Health Care)	0.3%	2,832,388
102,665	Verizon Communications, Inc. (Telecommunication Services)	0.6%	5,075,758
47,929	Visa, Inc., Class A (Information Technology)	0.4%	3,291,764
39,020	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	2,898,015
38,631	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	4,263,703
115,838	Wells Fargo & Co. (Financials)	0.8%	6,482,294
4,160,811	Other Common Stocks	31.1%	248,961,270
	Total Common Stocks (Cost $474,584,865)		461,365,445
Principal Amount
	Repurchase Agreements (a)(b) — 8.9%
$71,064,843	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $71,065,284		71,064,843
	Total Repurchase Agreements (Cost $71,064,843)		71,064,843
	Total Investment Securities (Cost $545,649,708) — 66.5%		532,430,288
	Other assets less liabilities — 33.5%		268,157,862
	Net Assets — 100.0%		$800,588,150

See accompanying notes to the financial statements.

156 :: UPRO ULTRAPRO S&P500® :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $399,202,549.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,812,402
Aggregate gross unrealized depreciation	(25,105,901)
Net unrealized depreciation	$(13,293,499)
Federal income tax cost of investments	$545,723,787

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	298	06/19/15	$31,364,500	$643,700

Cash collateral in the amount of $1,507,880 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements1

UltraPro S&P500® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$10,700,142	11/06/15	Bank of America, N.A.	0.43%	SPDR® S&P 500® ETF Trust	$10,308,568
32,908,895	11/06/15	Bank of America, N.A.	0.73%	S&P 500®	25,287,603
43,609,037					35,596,171	$(35,596,171)	$—	$—
174,009,342	01/06/16	Citibank, N.A.	0.50%	S&P 500®	38,526,128	(38,526,128)	—	—
40,389,266	11/06/15	Credit Suisse International	0.63%	S&P 500®	36,786,091	—	(36,786,091)	—
4,596,888	11/07/16	Deutsche Bank AG	0.23%	SPDR® S&P 500® ETF Trust	261,713
356,337,748	11/06/15	Deutsche Bank AG	0.35%	S&P 500®	50,337,919
360,934,636					50,599,632	—	(50,599,632)	—
8,026,260	12/07/15	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	2,665,676
887,198,154	12/07/15	Goldman Sachs International	0.55%	S&P 500®	15,676,526
895,224,414					18,342,202	(18,342,202)	—	—
4,374,531	11/06/15	Morgan Stanley & Co. International PLC	0.48%	SPDR® S&P 500® ETF Trust	4,037,565
63,234,367	01/06/16	Morgan Stanley & Co. International PLC	0.58%	S&P 500®	32,100,001
67,608,898					36,137,566	(36,137,566)	—	—
129,367,457	11/06/15	Societe Generale	0.53%	S&P 500®	26,590,782	—	(26,590,782)	—
198,054,663	02/08/16	UBS AG	0.53%	S&P 500®	28,121,459	(28,121,459)	—	—
$1,909,197,713					$270,700,031

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO S&P500® UPRO :: 157

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	7.2%
Consumer Staples	5.5%
Energy	4.6%
Financials	9.3%
Health Care	8.7%
Industrials	5.9%
Information Technology	11.6%
Materials	1.8%
Telecommunication Services	1.3%
Utilities	1.7%
Other[1]	42.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

158 :: UPRO ULTRAPRO S&P500® :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 54.1%
	Consumer Discretionary — 10.4%
49,966	Amazon.com, Inc.*	$21,446,906
19,977	Bed Bath & Beyond, Inc.*	1,424,760
12,043	Charter Communications, Inc., Class A*	2,155,938
272,406	Comcast Corp., Class A	15,905,032
54,108	DIRECTV*	4,925,992
16,004	Discovery Communications, Inc., Class A*	543,176
30,570	Discovery Communications, Inc., Class C*	961,274
24,027	DISH Network Corp., Class A*	1,700,871
22,132	Dollar Tree, Inc.*	1,659,679
20,654	Garmin Ltd.	939,344
67,324	Liberty Global PLC*	3,618,665
27,046	Liberty Global PLC, Class A*	1,555,956
47,937	Liberty Interactive Corp., Class A*	1,340,798
11,254	Liberty Media Corp.*	431,197
24,565	Liberty Media Corp., Class C*	932,487
14,469	Liberty Ventures*	600,464
29,755	Marriott International, Inc., Class A	2,320,592
36,403	Mattel, Inc.	939,561
6,503	Netflix, Inc.*	4,058,262
10,939	O'Reilly Automotive, Inc.*	2,401,439
5,599	Priceline Group, Inc. (The)*	6,562,252
22,443	Ross Stores, Inc.	2,169,565
600,565	Sirius XM Holdings, Inc.*	2,318,181
68,910	Staples, Inc.	1,134,603
161,370	Starbucks Corp.	8,384,785
13,524	Tesla Motors, Inc.*	3,391,819
14,651	Tractor Supply Co.	1,276,688
13,999	TripAdvisor, Inc.*	1,067,564
142,855	Twenty-First Century Fox, Inc., Class A	4,799,928
85,931	Twenty-First Century Fox, Inc., Class B	2,873,533
38,212	Viacom, Inc., Class B	2,555,619
10,928	Wynn Resorts Ltd.	1,100,340
		107,497,270
	Consumer Staples — 3.4%
47,403	Costco Wholesale Corp.	6,759,194
17,387	Keurig Green Mountain, Inc.	1,499,455
63,257	Kraft Foods Group, Inc.	5,342,054
177,497	Mondelez International, Inc., Class A	7,382,100
18,036	Monster Beverage Corp.*	2,295,622
117,281	Walgreens Boots Alliance, Inc.	10,067,401
38,810	Whole Foods Market, Inc.	1,600,524
		34,946,350
Shares		Value
	Common Stocks (a) (continued)
	Health Care — 8.1%
21,742	Alexion Pharmaceuticals, Inc.*	$3,562,209
81,665	Amgen, Inc.	12,760,973
25,245	Biogen, Inc.*	10,022,012
22,331	Catamaran Corp.*	1,336,510
86,152	Celgene Corp.*	9,859,235
36,861	Cerner Corp.*	2,480,377
78,218	Express Scripts Holding Co.*	6,815,916
160,270	Gilead Sciences, Inc.*	17,993,513
9,028	Henry Schein, Inc.*	1,278,997
15,472	Illumina, Inc.*	3,188,470
3,924	Intuitive Surgical, Inc.*	1,913,931
52,333	Mylan N.V.*	3,800,946
10,834	Regeneron Pharmaceuticals, Inc.*	5,553,075
26,047	Vertex Pharmaceuticals, Inc.*	3,341,570
		83,907,734
	Industrials — 1.1%
74,947	American Airlines Group, Inc.	3,175,504
15,759	C.H. Robinson Worldwide, Inc.	972,803
20,648	Expeditors International of Washington, Inc.	946,504
31,791	Fastenal Co.	1,319,645
38,143	PACCAR, Inc.	2,424,369
9,153	Stericycle, Inc.*	1,256,707
17,002	Verisk Analytics, Inc., Class A*	1,234,005
		11,329,537
	Information Technology — 30.5%
77,790	Activision Blizzard, Inc.	1,964,975
53,902	Adobe Systems, Inc.*	4,263,109
19,161	Akamai Technologies, Inc.*	1,461,409
32,371	Altera Corp.	1,581,323
33,526	Analog Devices, Inc.	2,278,427
626,767	Apple, Inc.	81,655,205
132,212	Applied Materials, Inc.	2,661,428
24,485	Autodesk, Inc.*	1,325,863
51,124	Automatic Data Processing, Inc.	4,371,613
27,596	Avago Technologies Ltd.	4,086,140
29,811	Baidu, Inc. (ADR)*	5,884,691
59,187	Broadcom Corp., Class A	3,364,781
47,650	CA, Inc.	1,450,942
19,783	Check Point Software Technologies Ltd.*	1,676,016
549,278	Cisco Systems, Inc.	16,099,338
17,190	Citrix Systems, Inc.*	1,117,522
65,593	Cognizant Technology Solutions Corp., Class A*	4,245,179
130,205	eBay, Inc.*	7,989,379
33,361	Electronic Arts, Inc.*	2,093,570
240,623	Facebook, Inc., Class A*	19,054,935

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO QQQ® TQQQ :: 159

Shares		Value
	Common Stocks (a) (continued)
25,694	Fiserv, Inc.*	$2,059,374
30,865	Google, Inc., Class A*	16,831,302
36,756	Google, Inc., Class C*	19,558,235
509,598	Intel Corp.	17,560,747
29,768	Intuit, Inc.	3,100,337
17,498	KLA-Tencor Corp.	1,043,931
17,146	Lam Research Corp.	1,410,259
25,726	Linear Technology Corp.	1,230,989
115,919	Micron Technology, Inc.*	3,237,618
882,742	Microsoft Corp.	41,365,290
33,525	NetApp, Inc.	1,119,735
58,490	NVIDIA Corp.	1,294,384
24,820	NXP Semiconductors N.V.*	2,786,045
39,084	Paychex, Inc.	1,931,140
177,506	QUALCOMM, Inc.	12,368,618
22,929	SanDisk Corp.	1,567,885
35,322	Seagate Technology PLC	1,965,316
73,435	Symantec Corp.	1,808,337
112,680	Texas Instruments, Inc.	6,301,066
24,861	Western Digital Corp.	2,420,467
28,134	Xilinx, Inc.	1,334,114
100,722	Yahoo!, Inc.*	4,324,499
		315,245,533
	Materials — 0.2%
12,846	Sigma-Aldrich Corp.	1,789,448
	Telecommunication Services — 0.4%
13,894	SBA Communications Corp., Class A*	1,553,488
189,021	VimpelCom Ltd. (ADR)	1,173,821
46,394	Vodafone Group PLC (ADR)	1,810,758
		4,538,067
	Total Common Stocks (Cost $564,647,287)	559,253,939
Principal Amount		Value
	Repurchase Agreements (a)(b) — 5.9%
$61,467,030	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $61,467,413	$61,467,030
	Total Repurchase Agreements (Cost $61,467,030)	61,467,030
	Total Investment Securities (Cost $626,114,317) — 60.0%	620,720,969
	Other assets less liabilities — 40.0%	414,486,892
	Net Assets — 100.0%	$1,035,207,861

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $339,164,923.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,935,326
Aggregate gross unrealized depreciation	(25,262,415)
Net unrealized depreciation	$(6,327,089)
Federal income tax cost of investments	$627,048,058

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	332	06/19/15	$29,939,760	$152,581

Cash collateral in the amount of $1,314,720 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

160 :: TQQQ ULTRAPRO QQQ® :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro QQQ® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$34,602,680	11/06/15	Bank of America, N.A.	0.78%	NASDAQ-100 Index®	$27,778,632	$(27,778,632)	$—	$—
86,431,264	04/06/16	Citibank, N.A.	0.65%	NASDAQ-100 Index®	78,029,428	(78,029,428)	—	—
906,555	12/07/15	Credit Suisse International	0.63%	NASDAQ-100 Index®	148,105	—	(42)	148,063
66,913,707	11/06/15	Deutsche Bank AG	0.30%	PowerShares QQQ TrustSM, Series 1	16,677,270
940,021,327	11/06/15	Deutsche Bank AG	0.50%	NASDAQ-100 Index®	14,875,121
1,006,935,034					31,552,391	—	(31,552,391)	—
1,270,012	12/07/15	Goldman Sachs International	0.45%	PowerShares QQQ TrustSM, Series 1	100,053
782,297,182	11/06/15	Goldman Sachs International	0.65%	NASDAQ-100 Index®	41,553,403
783,567,194					41,653,456	(41,653,456)	—	—
802,344	11/06/15	Morgan Stanley & Co. International PLC	0.68%	NASDAQ-100 Index®	1,938,929
29,801,189	11/06/15	Morgan Stanley & Co. International PLC	0.58%	PowerShares QQQ TrustSM, Series 1	28,476,342
30,603,533					30,415,271	(30,415,271)	—	—
430,762,186	11/06/15	Societe Generale	0.58%	NASDAQ-100 Index®	139,208,528	—	(139,208,528)	—
142,830,795	11/07/16	UBS AG	0.53%	NASDAQ-100 Index®	64,257,575	(64,257,575)	—	—
$2,516,639,241					$413,043,386

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO QQQ® TQQQ :: 161

Shares		Value
	Common Stocks (a) — 48.2%
	Consumer Discretionary — 7.5%
19,556	Home Depot, Inc. (The)	$2,178,929
19,556	McDonald's Corp.	1,876,007
19,556	NIKE, Inc., Class B	1,988,259
19,556	Walt Disney Co. (The)	2,158,396
		8,201,591
	Consumer Staples — 3.4%
19,556	Coca-Cola Co. (The)	801,014
19,556	Procter & Gamble Co. (The)	1,532,995
19,556	Wal-Mart Stores, Inc.	1,452,424
		3,786,433
	Energy — 3.4%
19,556	Chevron Corp.	2,014,268
19,556	Exxon Mobil Corp.	1,666,171
		3,680,439
	Financials — 8.1%
19,556	American Express Co.	1,559,004
19,556	Goldman Sachs Group, Inc. (The)	4,032,251
19,556	JPMorgan Chase & Co.	1,286,394
19,556	Travelers Cos., Inc. (The)	1,977,503
		8,855,152
	Health Care — 5.6%
19,556	Johnson & Johnson	1,958,338
19,556	Merck & Co., Inc.	1,190,765
19,556	Pfizer, Inc.	679,571
19,556	UnitedHealth Group, Inc.	2,350,826
		6,179,500
	Industrials — 9.4%
19,556	3M Co.	3,110,968
19,556	Boeing Co. (The)	2,748,009
19,556	Caterpillar, Inc.	1,668,518
19,556	General Electric Co.	533,292
19,556	United Technologies Corp.	2,291,377
		10,352,164
	Information Technology — 8.6%
19,556	Apple, Inc.	2,547,756
19,556	Cisco Systems, Inc.	573,186
19,556	Intel Corp.	673,900
19,556	International Business Machines Corp.	3,317,675
19,556	Microsoft Corp.	916,394
19,556	Visa, Inc., Class A	1,343,106
		9,372,017
Shares		Value
	Common Stocks (a) (continued)
	Materials — 1.3%
19,556	E.I. du Pont de Nemours & Co.	$1,388,672
	Telecommunication Services — 0.9%
19,556	Verizon Communications, Inc.	966,849
	Total Common Stocks (Cost $55,352,439)	52,782,817
Principal Amount
	Repurchase Agreements (a)(b) — 4.6%
$5,058,407	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $5,058,440	5,058,407
	Total Repurchase Agreements (Cost $5,058,407)	5,058,407
	Total Investment Securities (Cost $60,410,846) — 52.8%	57,841,224
	Other assets less liabilities — 47.2%	51,632,984
	Net Assets — 100.0%	$109,474,208

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $42,211,422.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$833,879
Aggregate gross unrealized depreciation	(4,005,214)
Net unrealized depreciation	$(3,171,335)
Federal income tax cost of investments	$61,012,559

See accompanying notes to the financial statements.

162 :: UDOW ULTRAPRO DOW30SM :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	110	06/19/15	$9,899,450	$113,132

Cash collateral in the amount of $471,900 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements1

UltraPro Dow30SM had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$10,601,089	11/06/15	Bank of America, N.A.	0.78%	Dow Jones Industrial AverageSM	$5,068,864	$(5,068,864)	$—	$—
56,471,224	11/06/15	Citibank, N.A.	0.50%	Dow Jones Industrial AverageSM	15,149,546	(15,149,546)	—	—
59,819,610	11/06/15	Credit Suisse International	0.63%	Dow Jones Industrial AverageSM	2,612,017	—	(2,612,017)	—
1,463,838	11/06/15	Deutsche Bank AG	0.20%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,135,279
5,749,043	11/06/15	Deutsche Bank AG	0.25%	Dow Jones Industrial AverageSM	9,460,184
7,212,881					10,595,463	—	(10,595,463)	—
2,520,999	02/08/16	Goldman Sachs International	0.75%	Dow Jones Industrial AverageSM	56,209	—	—	56,209
1,596,524	11/06/15	Morgan Stanley & Co. International PLC	0.53%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,468,262
13,025,846	01/06/16	Morgan Stanley & Co. International PLC	0.63%	Dow Jones Industrial AverageSM	7,389,510
14,622,370					8,857,772	(8,857,772)	—	—
48,408,305	11/06/15	Societe Generale	0.59%	Dow Jones Industrial AverageSM	4,315,503	—	(4,315,503)	—
66,122,314	11/06/15	UBS AG	0.53%	Dow Jones Industrial AverageSM	3,595,688	(3,595,688)	—	—
$265,778,792					$50,251,062

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO DOW30SM UDOW :: 163

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 61.7%
806	Acuity Brands, Inc. (Industrials)	0.3%	$142,251
1,361	Advance Auto Parts, Inc. (Consumer Discretionary)	0.4%	208,532
2,442	Alaska Air Group, Inc. (Industrials)	0.3%	157,851
2,086	Albemarle Corp. (Materials)	0.3%	125,473
297	Alleghany Corp.* (Financials)	0.3%	141,179
2,064	Alliant Energy Corp. (Utilities)	0.3%	126,523
1,674	ANSYS, Inc.* (Information Technology)	0.3%	148,986
3,064	Arthur J. Gallagher & Co. (Financials)	0.3%	148,451
1,185	Ashland, Inc. (Materials)	0.3%	150,969
2,993	CDK Global, Inc. (Information Technology)	0.3%	159,497
2,210	Centene Corp.* (Health Care)	0.3%	166,501
2,428	Church & Dwight Co., Inc. (Consumer Staples)	0.4%	203,879
898	Cooper Cos., Inc. (The) (Health Care)	0.3%	163,229
6,412	Duke Realty Corp. (REIT) (Financials)	0.2%	125,419
1,155	Energizer Holdings, Inc. (Consumer Staples)	0.3%	163,652
831	Everest Re Group Ltd. (Financials)	0.3%	150,835
2,056	Extra Space Storage, Inc. (REIT) (Financials)	0.3%	143,982
1,277	Federal Realty Investment Trust (REIT) (Financials)	0.3%	171,718
2,643	Foot Locker, Inc. (Consumer Discretionary)	0.3%	167,038
2,952	Fortune Brands Home & Security, Inc. (Industrials)	0.3%	135,379
1,544	Gartner, Inc.* (Information Technology)	0.3%	135,069
1,246	Global Payments, Inc. (Information Technology)	0.3%	130,057
3,647	HollyFrontier Corp. (Energy)	0.3%	151,898
4,531	Hologic, Inc.* (Health Care)	0.3%	162,074
1,711	J.B. Hunt Transport Services, Inc. (Industrials)	0.3%	143,758
3,337	Jarden Corp.* (Consumer Discretionary)	0.4%	177,061
833	Jones Lang LaSalle, Inc. (Financials)	0.3%	144,301
5,656	LKQ Corp.* (Consumer Discretionary)	0.3%	161,592
1,787	MEDNAX, Inc.* (Health Care)	0.3%	127,199
523	Mettler-Toledo International, Inc.* (Health Care)	0.3%	169,808
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,091	MSCI, Inc. (Financials)	0.3%	$129,747
8,231	New York Community Bancorp, Inc. (Financials)	0.3%	146,018
1,807	Omnicare, Inc. (Health Care)	0.3%	172,189
1,830	Packaging Corp. of America (Materials)	0.3%	126,599
1,135	Polaris Industries, Inc. (Consumer Discretionary)	0.3%	162,362
2,765	Qorvo, Inc.* (Information Technology)	0.5%	227,125
2,363	Raymond James Financial, Inc. (Financials)	0.3%	137,338
2,615	ResMed, Inc. (Health Care)	0.3%	153,814
2,602	Rock-Tenn Co., Class A (Materials)	0.3%	169,494
936	Signature Bank/NY* (Financials)	0.3%	130,712
1,491	Signet Jewelers Ltd. (Consumer Discretionary)	0.4%	192,831
4,687	SunEdison, Inc.* (Information Technology)	0.3%	140,469
948	SVB Financial Group* (Financials)	0.3%	127,895
2,859	Synopsys, Inc.* (Information Technology)	0.3%	142,636
1,293	Towers Watson & Co., Class A (Industrials)	0.4%	178,369
4,812	UDR, Inc. (REIT) (Financials)	0.3%	156,679
868	United Therapeutics Corp.* (Health Care)	0.3%	159,469
1,792	Wabtec Corp. (Industrials)	0.4%	179,738
3,244	WhiteWave Foods Co. (The)* (Consumer Staples)	0.3%	155,809
647,774	Other Common Stocks	46.3%	22,883,224
	Total Common Stocks (Cost $31,354,697)		30,476,678
Principal Amount
	Repurchase Agreements (a)(b) — 7.0%
$3,447,749	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $3,447,771		3,447,749
	Total Repurchase Agreements (Cost $3,447,749)		3,447,749
	Total Investment Securities (Cost $34,802,446) — 68.7%		33,924,427
	Other assets less liabilities — 31.3%		15,478,740
	Net Assets — 100.0%		$49,403,167

See accompanying notes to the financial statements.

164 :: UMDD ULTRAPRO MIDCAP400 :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $5,315,567.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,785,659
Aggregate gross unrealized depreciation	(2,672,986)
Net unrealized depreciation	$(887,327)
Federal income tax cost of investments	$34,811,754

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	11	06/19/15	$1,674,750	$26,405

Cash collateral in the amount of $81,070 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements1

UltraPro MidCap400 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$4,721,758	01/06/16	Bank of America, N.A.	0.33%	S&P MidCap 400®	$2,324,723	$(2,324,723)	$—	$—
16,572,112	04/06/16	Citibank, N.A.	0.35%	S&P MidCap 400®	979,791	(979,791)	—	—
70,092	11/06/15	Credit Suisse International	0.48%	S&P MidCap 400®	57,749	—	—	57,749
149,003	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	161,493
2,460,036	11/06/15	Deutsche Bank AG	0.15%	SPDR® S&P MidCap 400® ETF Trust	1,368,506
2,609,039					1,529,999	—	(1,400,001)	129,998
306,193	01/06/16	Goldman Sachs International	0.30%	SPDR® S&P MidCap 400® ETF Trust	211,865
32,935,095	11/07/16	Goldman Sachs International	0.55%	S&P MidCap 400®	623,549
33,241,288					835,414	(835,414)	—	—
138,805	11/06/15	Morgan Stanley & Co. International PLC	0.38%	S&P MidCap 400®	95,288	—	—	95,288
29,803,433	01/06/16	Societe Generale	0.48%	S&P MidCap 400®	5,140,450	—	(5,140,450)	—
28,906,011	02/08/16	UBS AG	0.48%	S&P MidCap 400®	4,031,638	(4,031,638)	—	—
$116,062,538					$14,995,052

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO MIDCAP400 UMDD :: 165

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	8.6%
Consumer Staples	2.4%
Energy	2.8%
Financials	14.5%
Health Care	5.4%
Industrials	9.6%
Information Technology	10.8%
Materials	4.6%
Telecommunication Services	0.2%
Utilities	2.8%
Other[1]	38.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

166 :: UMDD ULTRAPRO MIDCAP400 :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 39.6%
2,015	Aspen Technology, Inc.* (Information Technology)	0.0%	$86,242
2,007	Bank of the Ozarks, Inc. (Financials)	0.1%	88,248
1,029	Belden, Inc. (Information Technology)	0.0%	86,868
583	Bluebird Bio, Inc.* (Health Care)	0.1%	113,248
2,188	Brunswick Corp. (Consumer Discretionary)	0.1%	111,676
1,247	Cavium, Inc.* (Information Technology)	0.1%	87,751
1,645	Cepheid, Inc.* (Health Care)	0.1%	90,755
4,839	CNO Financial Group, Inc. (Financials)	0.1%	87,102
2,049	Cognex Corp.* (Information Technology)	0.1%	103,413
3,824	CubeSmart (REIT) (Financials)	0.1%	90,973
7,805	Cypress Semiconductor Corp.* (Information Technology)	0.1%	107,163
3,998	Dana Holding Corp. (Consumer Discretionary)	0.0%	87,036
1,768	DexCom, Inc.* (Health Care)	0.1%	126,801
1,125	Diamondback Energy, Inc. (Energy)	0.1%	87,536
3,426	Dyax Corp.* (Health Care)	0.1%	90,241
2,900	Dynegy, Inc.* (Utilities)	0.1%	93,786
2,521	First American Financial Corp. (Financials)	0.1%	90,025
7,716	Graphic Packaging Holding Co. (Materials)	0.1%	109,876
2,079	HealthSouth Corp. (Health Care)	0.1%	89,730
1,569	HEICO Corp. (Industrials)	0.1%	89,904
2,127	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	89,228
8,453	Investors Bancorp, Inc. (Financials)	0.1%	101,521
2,775	Isis Pharmaceuticals, Inc.* (Health Care)	0.2%	186,813
6,192	JetBlue Airways Corp.* (Industrials)	0.1%	124,831
2,635	LaSalle Hotel Properties (REIT) (Financials)	0.1%	96,072
1,789	Manhattan Associates, Inc.* (Information Technology)	0.1%	98,127
1,598	MAXIMUS, Inc. (Information Technology)	0.1%	104,461
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
7,989	MGIC Investment Corp.* (Financials)	0.0%	$86,681
1,993	Neurocrine Biosciences, Inc.* (Health Care)	0.1%	87,413
12,619	Office Depot, Inc.* (Consumer Discretionary)	0.1%	116,978
1,342	PAREXEL International Corp.* (Health Care)	0.1%	89,203
1,646	Prosperity Bancshares, Inc. (Financials)	0.1%	88,176
581	Puma Biotechnology, Inc.* (Health Care)	0.1%	113,556
3,381	Qorvo, Inc.* (Information Technology)	0.3%	277,750
518	Receptos, Inc.* (Health Care)	0.0%	85,413
3,089	RLJ Lodging Trust (REIT) (Financials)	0.1%	93,380
923	Skechers U.S.A., Inc., Class A* (Consumer Discretionary)	0.1%	97,718
1,607	SS&C Technologies Holdings, Inc. (Information Technology)	0.1%	94,701
1,394	STERIS Corp. (Health Care)	0.1%	93,161
548	Synageva BioPharma Corp.* (Health Care)	0.1%	116,949
850	Synaptics, Inc.* (Information Technology)	0.0%	84,694
1,657	Team Health Holdings, Inc.* (Health Care)	0.1%	96,901
779	Tyler Technologies, Inc.* (Information Technology)	0.1%	94,633
669	Ultimate Software Group, Inc. (The)* (Information Technology)	0.1%	108,238
853	Vail Resorts, Inc. (Consumer Discretionary)	0.1%	88,490
1,411	Verint Systems, Inc.* (Information Technology)	0.1%	91,249
1,035	WellCare Health Plans, Inc.* (Health Care)	0.1%	88,668
1,668	West Pharmaceutical Services, Inc. (Health Care)	0.1%	90,306
914	WEX, Inc.* (Information Technology)	0.1%	103,638
1,844,561	Other Common Stocks	35.0%	37,539,976
	Total Common Stocks (Cost $47,039,706)		42,547,299

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO RUSSELL2000 URTY :: 167

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.0% ‡
636	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	0.0%	$6,214
3,034	Leap Wireless International, Inc.*^(c)	0.0%	7,645
363	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	0.0%	—
	Total Rights (Cost—)		13,859
No. of Warrants
	Warrant — 0.0% ‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	0.0%	—
	Total Warrant (Cost $—)		—
Principal Amount
	Repurchase Agreements (a)(b) — 7.2%
$7,690,373	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $7,690,421		7,690,373
	Total Repurchase Agreements (Cost $7,690,373)		7,690,373
	Total Investment Securities (Cost $54,730,079) — 46.8%		50,251,531
	Other assets less liabilities — 53.2%		57,075,343
	Net Assets — 100.0%		$107,326,874

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $13,859 or 0.01% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $8,079,671.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed to be illiquid as of May 31, 2015.

REIT  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,044,540
Aggregate gross unrealized depreciation	(7,165,881)
Net unrealized depreciation	$(5,121,341)
Federal income tax cost of investments	$55,372,872

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	133	06/19/15	$16,543,870	$185,143

Cash collateral in the amount of $746,130 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

168 :: URTY ULTRAPRO RUSSELL2000 :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Russell2000 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$930,935	01/06/16	Bank of America, N.A.	0.00%	Russell 2000® Index	$19,106,613	$(19,106,613)	$—	$—
39,134,274	04/06/16	Citibank, N.A.	(0.05)%	Russell 2000® Index	2,897,531	(2,897,531)	—	—
2,940,431	11/06/15	Credit Suisse International	(0.07)%	Russell 2000® Index	146,707	—	—	146,707
554,389	11/06/15	Deutsche Bank AG	(0.25)%	iShares® Russell 2000 ETF	547,088
7,927,915	11/06/15	Deutsche Bank AG	(0.05)%	Russell 2000® Index	1,613,023
8,482,304					2,160,111	—	(2,160,111)	—
4,410,044	12/07/15	Goldman Sachs International	(0.45)%	iShares® Russell 2000 ETF	301,721
5,484,736	02/08/16	Goldman Sachs International	0.05%	Russell 2000® Index	1,621,121
9,894,780					1,922,842	(1,922,842)	—	—
6,227,820	01/06/16	Morgan Stanley & Co. International PLC	(0.07)%	Russell 2000® Index	4,596,343
79,970,760	11/07/16	Morgan Stanley & Co. International PLC	(0.32)%	iShares® Russell 2000 ETF	7,297,198
86,198,580					11,893,541	(11,893,541)	—	—
109,634,817	11/06/15	Societe Generale	0.18%	Russell 2000® Index	16,196,308	—	(16,196,308)	—
5,629,600	11/07/16	UBS AG	0.03%	Russell 2000® Index	2,529,706	(2,529,706)	—	—
$262,845,721					$56,853,359

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO RUSSELL2000 URTY :: 169

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2015:

Consumer Discretionary	5.4%
Consumer Staples	1.2%
Energy	1.4%
Financials	9.3%
Health Care	6.5%
Industrials	5.2%
Information Technology	7.2%
Materials	1.7%
Telecommunication Services	0.3%
Utilities	1.4%
Other[1]	60.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

170 :: URTY ULTRAPRO RUSSELL2000 :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 68.1%
	Chemicals — 53.6%
15,665	Air Products & Chemicals, Inc.	$2,298,995
5,492	Airgas, Inc.	559,854
9,110	Albemarle Corp.	547,966
5,177	Ashland, Inc.	659,550
5,701	Axiall Corp.	214,985
5,176	Cabot Corp.	214,649
12,421	Celanese Corp.	855,186
3,893	CF Industries Holdings, Inc.	1,229,721
5,630	Chemtura Corp.*	156,289
5,791	Cytec Industries, Inc.	350,298
88,396	Dow Chemical Co. (The)	4,602,780
73,544	E.I. du Pont de Nemours & Co.	5,222,359
12,073	Eastman Chemical Co.	926,844
21,878	Ecolab, Inc.	2,508,313
10,829	FMC Corp.	619,094
4,086	H.B. Fuller Co.	172,061
16,521	Huntsman Corp.	370,731
6,559	International Flavors & Fragrances, Inc.	780,783
32,168	LyondellBasell Industries N.V., Class A	3,252,185
2,819	Minerals Technologies, Inc.	189,747
39,258	Monsanto Co.	4,592,401
25,259	Mosaic Co. (The)	1,158,125
860	NewMarket Corp.	395,953
6,286	Olin Corp.	183,803
9,832	Platform Specialty Products Corp.*	257,303
7,238	PolyOne Corp.	281,486
11,051	PPG Industries, Inc.	2,529,463
23,458	Praxair, Inc.	2,882,050
10,863	RPM International, Inc.	543,476
3,860	Sensient Technologies Corp.	261,322
9,701	Sigma-Aldrich Corp.	1,351,349
3,345	Westlake Chemical Corp.	235,856
5,998	WR Grace & Co.*	587,384
		40,992,361
	Electrical Equipment — 0.3%
3,627	Polypore International, Inc.*	217,294
	Metals & Mining — 10.4%
99,281	Alcoa, Inc.	1,241,012
8,823	Allegheny Technologies, Inc.	286,747
4,271	Carpenter Technology Corp.	174,428
12,451	Cliffs Natural Resources, Inc.	66,115
9,539	Commercial Metals Co.	153,292
2,730	Compass Minerals International, Inc.	235,217
84,466	Freeport-McMoRan, Inc.	1,659,757
Shares		Value
	Common Stocks (a) (continued)
40,521	Newmont Mining Corp.	$1,103,792
25,916	Nucor Corp.	1,225,827
6,299	Reliance Steel & Aluminum Co.	401,876
5,297	Royal Gold, Inc.	343,087
19,619	Steel Dynamics, Inc.	427,890
9,790	Stillwater Mining Co.*	141,857
3,054	TimkenSteel Corp.	90,856
11,832	United States Steel Corp.	288,701
4,089	Worthington Industries, Inc.	111,262
		7,951,716
	Oil, Gas & Consumable Fuels — 0.8%
18,704	CONSOL Energy, Inc.	520,720
22,322	Peabody Energy Corp.	75,448
		596,168
	Paper & Forest Products — 3.0%
5,179	Domtar Corp.	223,836
34,348	International Paper Co.	1,780,257
6,869	KapStone Paper and Packaging Corp.	185,119
7,684	Resolute Forest Products, Inc.*	91,824
		2,281,036
	Total Common Stocks (Cost $56,248,401)	52,038,575
Principal Amount
	Repurchase Agreements (a)(b) — 8.7%
$6,668,909	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $6,668,950	6,668,909
	Total Repurchase Agreements (Cost $6,668,909)	6,668,909
	Total Investment Securities (Cost $62,917,310) — 76.8%	58,707,484
	Other assets less liabilities — 23.2%	17,705,585
	Net Assets — 100.0%	$76,413,069

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $23,623,187.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA BASIC MATERIALS UYM :: 171

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,350,960
Aggregate gross unrealized depreciation	(5,582,085)
Net unrealized depreciation	$(4,231,125)
Federal income tax cost of investments	$62,938,609

Swap Agreements1

Ultra Basic Materials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$8,329,744	01/06/16	Bank of America, N.A.	0.48%	Dow Jones U.S. Basic MaterialsSM Index	$44,242
21,772,507	11/06/15	Bank of America, N.A.	0.02%	iShares® U.S. Basic Materials ETF	1,797,760
30,102,251					1,842,002	$(1,842,002)	$—	$—
37,797,059	11/07/16	Citibank, N.A.	0.45%	Dow Jones U.S. Basic MaterialsSM Index	1,400,437	(1,400,437)	—	—
13,503,266	01/06/16	Credit Suisse International	0.48%	Dow Jones U.S. Basic MaterialsSM Index	1,494,912	(208,844)	(1,286,068)	—
3,177,306	11/06/15	Deutsche Bank AG	(0.05)%	iShares® U.S. Basic Materials ETF	1,499,363
4,807,282	11/06/15	Deutsche Bank AG	0.45%	Dow Jones U.S. Basic MaterialsSM Index	4,964,363
7,984,588					6,463,726	—	(6,450,003)	13,723
338,209	12/07/15	Goldman Sachs International	0.65%	Dow Jones U.S. Basic MaterialsSM Index	5,215
1,411,073	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Basic Materials ETF	265,401
1,749,282					270,616	(270,616)	—	—
715,828	11/06/15	Morgan Stanley & Co. International PLC	0.48%	Dow Jones U.S. Basic MaterialsSM Index	(434,242)
1,840,826	11/07/16	Morgan Stanley & Co. International PLC	0.03%	iShares® U.S. Basic Materials ETF	32,220
2,556,654					(402,022)	349,170	52,852	—
5,323,204	11/06/15	Societe Generale	0.58%	Dow Jones U.S. Basic MaterialsSM Index	5,921,356	—	(5,880,000)	41,356
1,936,228	11/07/16	UBS AG	0.48%	Dow Jones U.S. Basic MaterialsSM Index	63,024	(63,024)	—	—
$100,952,532					$17,054,051

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

172 :: UYM ULTRA BASIC MATERIALS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 65.4%
	Biotechnology — 50.8%
93,218	ACADIA Pharmaceuticals, Inc.*	$3,840,582
30,015	Acceleron Pharma, Inc.*	1,012,406
106,123	Achillion Pharmaceuticals, Inc.*	1,049,556
39,621	Acorda Therapeutics, Inc.*	1,207,648
26,455	Aegerion Pharmaceuticals, Inc.*	515,343
34,634	Agios Pharmaceuticals, Inc.*	4,226,041
25,822	Akebia Therapeutics, Inc.*	202,961
35,265	Alder Biopharmaceuticals, Inc.*	1,499,468
136,298	Alexion Pharmaceuticals, Inc.*	22,331,064
137,792	Alkermes PLC*	8,419,091
77,943	Alnylam Pharmaceuticals, Inc.*	10,217,548
27,621	AMAG Pharmaceuticals, Inc.*	1,921,869
311,740	Amgen, Inc.	48,712,492
88,920	Amicus Therapeutics, Inc.*	1,094,605
39,922	Anacor Pharmaceuticals, Inc.*	2,843,245
224,695	Arena Pharmaceuticals, Inc.*	881,928
174,211	ARIAD Pharmaceuticals, Inc.*	1,599,257
129,992	Array BioPharma, Inc.*	994,439
23,378	Avalanche Biotechnologies, Inc.*	871,532
66,875	BioCryst Pharmaceuticals, Inc.*	749,669
120,043	Biogen, Inc.*	47,655,871
147,963	BioMarin Pharmaceutical, Inc.*	18,579,714
30,302	Bluebird Bio, Inc.*	5,886,164
21,201	Cara Therapeutics, Inc.*	201,834
404,577	Celgene Corp.*	46,299,792
21,684	Celladon Corp.*	50,090
90,132	Celldex Therapeutics, Inc.*	2,602,111
40,331	ChemoCentryx, Inc.*	349,670
37,838	Chimerix, Inc.*	1,583,520
31,657	Clovis Oncology, Inc.*	2,926,373
20,083	Concert Pharmaceuticals, Inc.*	321,127
127,295	Dyax Corp.*	3,352,950
17,383	Enanta Pharmaceuticals, Inc.*	710,617
37,657	Epizyme, Inc.*	714,353
181,661	Exelixis, Inc.*	572,232
23,304	Five Prime Therapeutics, Inc.*	597,515
31,226	Foundation Medicine, Inc.*	1,116,954
29,519	Genomic Health, Inc.*	799,670
146,291	Geron Corp.*	564,683
474,911	Gilead Sciences, Inc.*	53,318,258
75,055	Grifols S.A. (ADR)	2,386,749
116,677	Halozyme Therapeutics, Inc.*	2,024,346
80,126	ImmunoGen, Inc.*	719,531
86,904	Immunomedics, Inc.*	335,449
159,838	Incyte Corp.*	17,606,156
45,526	Infinity Pharmaceuticals, Inc.*	590,017
65,364	Inovio Pharmaceuticals, Inc.*	549,711
55,831	Insmed, Inc.*	1,224,932
32,526	Insys Therapeutics, Inc.*	1,938,550
20,860	Intercept Pharmaceuticals, Inc.*	5,323,368
Shares		Value
	Common Stocks (a) (continued)
116,562	Ironwood Pharmaceuticals, Inc.*	$1,644,690
109,938	Isis Pharmaceuticals, Inc.*	7,401,026
33,167	Karyopharm Therapeutics, Inc.*	892,856
39,564	Kite Pharma, Inc.*	2,181,955
23,967	KYTHERA Biopharmaceuticals, Inc.*	1,207,218
96,295	Lexicon Pharmaceuticals, Inc.*	676,953
18,220	Ligand Pharmaceuticals, Inc.*	1,605,364
25,864	MacroGenics, Inc.*	836,700
377,902	MannKind Corp.*	1,957,532
72,807	Medivation, Inc.*	9,614,164
99,508	Merrimack Pharmaceuticals, Inc.*	1,174,194
62,238	Momenta Pharmaceuticals, Inc.*	1,235,424
66,180	Myriad Genetics, Inc.*	2,246,811
79,287	Neurocrine Biosciences, Inc.*	3,477,528
26,040	NewLink Genetics Corp.*	1,123,626
249,252	Novavax, Inc.*	2,243,268
27,759	OncoMed Pharmaceuticals, Inc.*	691,754
31,319	Ophthotech Corp.*	1,566,576
115,138	Orexigen Therapeutics, Inc.*	564,176
31,942	Osiris Therapeutics, Inc.*	594,121
151,449	PDL BioPharma, Inc.	1,011,679
45,242	Portola Pharmaceuticals, Inc.*	1,892,020
64,725	Progenics Pharmaceuticals, Inc.*	364,402
28,570	Prothena Corp. PLC*	1,126,801
31,268	PTC Therapeutics, Inc.*	1,816,358
47,693	QLT, Inc.*	179,326
34,358	Radius Health, Inc.*	1,656,743
73,265	Raptor Pharmaceutical Corp.*	901,892
29,315	Receptos, Inc.*	4,833,750
90,509	Regeneron Pharmaceuticals, Inc.*	46,391,293
47,008	Regulus Therapeutics, Inc.*	663,753
30,447	Repligen Corp.*	1,241,020
31,014	Retrophin, Inc.*	981,283
26,382	Sage Therapeutics, Inc.*	1,975,220
64,371	Sangamo BioSciences, Inc.*	788,545
38,447	Sarepta Therapeutics, Inc.*	985,012
115,685	Seattle Genetics, Inc.*	4,984,867
51,712	Sinovac Biotech Ltd.*	285,967
61,193	Spectrum Pharmaceuticals, Inc.*	383,680
34,395	Synageva BioPharma Corp.*	7,340,237
89,902	Synergy Pharmaceuticals, Inc.*	386,579
122,014	Synta Pharmaceuticals Corp.*	261,110
32,508	Ultragenyx Pharmaceutical, Inc.*	2,828,196
43,420	United Therapeutics Corp.*	7,977,122
38,609	Vanda Pharmaceuticals, Inc.*	389,565
34,001	Verastem, Inc.*	294,109
26,601	Versartis, Inc.*	413,380
205,840	Vertex Pharmaceuticals, Inc.*	26,407,214
107,843	XOMA Corp.*	379,607
24,319	Zafgen, Inc.*	791,827
		497,961,544

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 173

Shares		Value
	Common Stocks (a) (continued)
	Health Care Equipment & Supplies — 0.0% ‡
86,454	Cerus Corp.*	$430,541
	Life Sciences Tools & Services — 3.9%
69,526	Affymetrix, Inc.*	815,540
30,360	Albany Molecular Research, Inc.*	611,754
34,558	Bio-Techne Corp.	3,498,998
45,115	Compugen Ltd.*	319,414
125,776	Illumina, Inc.*	25,919,918
39,935	Luminex Corp.*	669,710
68,791	Pacific Biosciences of California, Inc.*	387,981
217,153	QIAGEN N.V.*	5,334,363
109,218	Sequenom, Inc.*	365,880
		37,923,558
	Pharmaceuticals — 10.7%
40,946	AcelRx Pharmaceuticals, Inc.*	143,311
22,375	Aerie Pharmaceuticals, Inc.*	249,034
100,343	Akorn, Inc.*	4,605,744
41,223	Alimera Sciences, Inc.*	174,373
41,546	Amphastar Pharmaceuticals, Inc.*	637,316
10,595	ANI Pharmaceuticals, Inc.*	533,776
32,292	Aratana Therapeutics, Inc.*	438,202
40,507	Cempra, Inc.*	1,487,012
55,424	Depomed, Inc.*	1,156,145
160,721	Endo International PLC*	13,461,991
38,808	Endocyte, Inc.*	235,565
36,274	Flamel Technologies S.A. (ADR)*	665,628
10,969	GW Pharmaceuticals PLC (ADR)*	1,251,673
138,314	Horizon Pharma PLC*	4,485,523
66,376	Impax Laboratories, Inc.*	3,120,336
56,445	Jazz Pharmaceuticals PLC*	10,123,411
60,879	Medicines Co. (The)*	1,726,528
455,419	Mylan N.V.*	33,077,082
122,261	Nektar Therapeutics*	1,406,001
35,019	Omeros Corp.*	695,127
33,719	Pacira Pharmaceuticals, Inc.*	2,637,163
40,517	Pernix Therapeutics Holdings, Inc.*	258,093
29,850	POZEN, Inc.*	192,532
37,618	Relypsa, Inc.*	1,383,966
22,073	Revance Therapeutics, Inc.*	565,069
29,694	Sagent Pharmaceuticals, Inc.*	663,067
47,247	SciClone Pharmaceuticals, Inc.*	437,507
44,605	Shire PLC (ADR)	11,603,991
Shares		Value
	Common Stocks (a) (continued)
41,708	Sucampo Pharmaceuticals, Inc., Class A*	$676,921
44,444	Supernus Pharmaceuticals, Inc.*	631,994
33,427	Tetraphase Pharmaceuticals, Inc.*	1,433,350
29,990	Theravance Biopharma, Inc.*	418,360
108,529	Theravance, Inc.	1,834,140
96,666	VIVUS, Inc.*	244,565
58,399	XenoPort, Inc.*	348,058
23,184	ZS Pharma, Inc.*	1,356,264
		104,358,818
	Total Common Stocks (Cost $564,462,767)	640,674,461
Principal Amount
	Repurchase Agreements (a)(b) — 5.6%
$55,060,245	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $55,060,587	55,060,245
	Total Repurchase Agreements (Cost $55,060,245)	55,060,245
	Total Investment Securities (Cost $619,523,012) — 71.0%	695,734,706
	Other assets less liabilities — 29.0%	283,507,844
	Net Assets — 100.0%	$979,242,550

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $189,127,390.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,901,496
Aggregate gross unrealized depreciation	(11,344,360)
Net unrealized appreciation	$75,557,136
Federal income tax cost of investments	$620,177,570

See accompanying notes to the financial statements.

174 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Nasdaq Biotechnology had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$84,721,765	11/06/15	Bank of America, N.A.	0.33%	NASDAQ Biotechnology Index®	$22,664,421
216,773,195	11/06/15	Bank of America, N.A.	(0.20)%	iShares® Nasdaq Biotechnology ETF	13,371,040
301,494,960					36,035,461	$(36,035,461)	$—	$—
39,697,025	02/08/16	Citibank, N.A.	0.30%	NASDAQ Biotechnology Index®	20,542,222	(20,542,222)	—	—
643,963,746	01/06/17	Credit Suisse International	0.38%	NASDAQ Biotechnology Index®	54,143,255	—	(54,143,255)	—
17,317,091	11/06/15	Deutsche Bank AG	0.25%	NASDAQ Biotechnology Index®	9,839,806
149,323,835	01/06/16	Deutsche Bank AG	(0.35)%	iShares® Nasdaq Biotechnology ETF	43,509,546
166,640,926					53,349,352	—	(53,300,002)	49,350
14,706,318	11/07/16	Goldman Sachs International	0.65%	NASDAQ Biotechnology Index®	1,035,308	(871,461)	—	163,847
11,958,493	11/07/16	Morgan Stanley & Co. International PLC	(0.17)%	iShares® Nasdaq Biotechnology ETF	2,756,535
33,505,872	04/06/16	Morgan Stanley & Co. International PLC	0.23%	NASDAQ Biotechnology Index®	30,006,652
45,464,365					32,763,187	(32,763,187)	—	—
38,806,310	01/06/16	Societe Generale	0.18%	NASDAQ Biotechnology Index®	17,336,225	—	(17,336,225)	—
68,505,299	11/06/15	UBS AG	0.18%	NASDAQ Biotechnology Index®	67,401,568	(67,401,568)	—	—
$1,319,278,949					$282,606,578

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 175

Shares		Value
	Common Stocks (a) — 74.1%
	Auto Components — 4.2%
621	Autoliv, Inc.	$78,339
1,585	BorgWarner, Inc.	95,338
378	Cooper Tire & Rubber Co.	13,876
1,154	Dana Holding Corp.	25,123
2,032	Delphi Automotive PLC	176,743
2,067	Gentex Corp.	35,511
1,887	Goodyear Tire & Rubber Co. (The)	60,091
4,602	Johnson Controls, Inc.	239,396
546	Lear Corp.	63,347
429	Tenneco, Inc.*	25,191
311	Visteon Corp.*	34,061
		847,016
	Automobiles — 5.2%
27,698	Ford Motor Co.	420,179
9,471	General Motors Co.	340,672
1,481	Harley-Davidson, Inc.	79,219
678	Tesla Motors, Inc.*	170,042
325	Thor Industries, Inc.	19,854
		1,029,966
	Beverages — 13.8%
1,091	Brown-Forman Corp., Class B	102,849
27,514	Coca-Cola Co. (The)	1,126,973
1,519	Coca-Cola Enterprises, Inc.	67,185
1,179	Constellation Brands, Inc., Class A	138,992
1,351	Dr. Pepper Snapple Group, Inc.	103,541
1,119	Molson Coors Brewing Co., Class B	82,112
1,024	Monster Beverage Corp.*	130,335
10,379	PepsiCo, Inc.	1,000,847
		2,752,834
	Chemicals — 0.1%
311	Scotts Miracle-Gro Co. (The), Class A	19,052
	Commercial Services & Supplies — 0.1%
416	Herman Miller, Inc.	11,523
309	HNI Corp.	14,984
		26,507
	Distributors — 0.9%
1,069	Genuine Parts Co.	96,712
2,129	LKQ Corp.*	60,826
305	Pool Corp.	20,215
		177,753
	Diversified Financial Services — 0.3%
2,208	Leucadia National Corp.	54,383
Shares		Value
	Common Stocks (a) (continued)
	Food Products — 12.7%
4,441	Archer-Daniels-Midland Co.	$234,707
405	B&G Foods, Inc.	12,531
1,016	Bunge Ltd.	94,041
1,244	Campbell Soup Co.	60,135
2,982	ConAgra Foods, Inc.	115,135
1,153	Darling Ingredients, Inc.*	18,102
659	Dean Foods Co.	12,139
1,290	Flowers Foods, Inc.	28,973
4,227	General Mills, Inc.	237,346
712	Hain Celestial Group, Inc. (The)*	45,048
1,036	Hershey Co. (The)	96,203
943	Hormel Foods Corp.	53,958
501	Ingredion, Inc.	41,067
683	J.M. Smucker Co. (The)	80,970
1,773	Kellogg Co.	111,291
849	Keurig Green Mountain, Inc.	73,218
4,117	Kraft Foods Group, Inc.	347,681
136	Lancaster Colony Corp.	12,137
898	McCormick & Co., Inc. (Non-Voting)	70,493
1,416	Mead Johnson Nutrition Co.	137,777
11,549	Mondelez International, Inc., Class A	480,323
366	Post Holdings, Inc.*	15,833
300	TreeHouse Foods, Inc.*	21,399
2,046	Tyson Foods, Inc., Class A	86,853
1,221	WhiteWave Foods Co. (The)*	58,644
		2,546,004
	Household Durables — 3.7%
2,328	D.R. Horton, Inc.	60,807
481	Harman International Industries, Inc.	57,970
1,258	Jarden Corp.*	66,749
969	Leggett & Platt, Inc.	45,814
1,250	Lennar Corp., Class A	58,288
435	Mohawk Industries, Inc.*	81,188
1,898	Newell Rubbermaid, Inc.	75,028
27	NVR, Inc.*	36,736
2,320	PulteGroup, Inc.	44,498
327	Ryland Group, Inc. (The)	13,757
427	Tempur Sealy International, Inc.*	25,445
1,119	Toll Brothers, Inc.*	40,474
348	Tupperware Brands Corp.	22,878
547	Whirlpool Corp.	100,785
		730,417
	Household Products — 12.0%
914	Church & Dwight Co., Inc.	76,749
918	Clorox Co. (The)	98,832
5,970	Colgate-Palmolive Co.	398,736
435	Energizer Holdings, Inc.	61,635
See accompanying notes to the financial statements.

176 :: UGE ULTRA CONSUMER GOODS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
2,559	Kimberly-Clark Corp.	$278,573
18,908	Procter & Gamble Co. (The)	1,482,198
		2,396,723
	Leisure Products — 1.2%
650	Brunswick Corp.	33,176
783	Hasbro, Inc.	56,478
2,368	Mattel, Inc.	61,118
427	Polaris Industries, Inc.	61,082
447	Vista Outdoor, Inc.*	20,602
		232,456
	Machinery — 1.3%
401	Middleby Corp. (The)*	43,588
407	Snap-on, Inc.	63,248
1,102	Stanley Black & Decker, Inc.	112,889
381	WABCO Holdings, Inc.*	48,166
		267,891
	Personal Products — 1.0%
3,044	Avon Products, Inc.	20,456
1,562	Estee Lauder Cos., Inc. (The), Class A	136,566
477	Herbalife Ltd.*	24,818
415	Nu Skin Enterprises, Inc., Class A	20,999
		202,839
	Software — 1.2%
3,474	Activision Blizzard, Inc.	87,753
2,177	Electronic Arts, Inc.*	136,618
591	Take-Two Interactive Software, Inc.*	16,176
668	TiVo, Inc.*	7,034
		247,581
	Textiles, Apparel & Luxury Goods — 6.6%
370	Carter's, Inc.	38,191
1,931	Coach, Inc.	68,300
242	Deckers Outdoor Corp.*	16,492
310	Fossil Group, Inc.*	22,013
2,806	Hanesbrands, Inc.	89,399
335	Iconix Brand Group, Inc.*	8,650
892	Kate Spade & Co.*	22,104
732	lululemon athletica, Inc.*	43,766
1,406	Michael Kors Holdings Ltd.*	65,379
4,900	NIKE, Inc., Class B	498,183
577	PVH Corp.	60,377
422	Ralph Lauren Corp.	55,029
288	Skechers U.S.A., Inc., Class A*	30,491
Shares		Value
	Common Stocks (a) (continued)
392	Steven Madden Ltd.*	$14,810
1,168	Under Armour, Inc., Class A*	91,583
2,397	VF Corp.	168,821
722	Wolverine World Wide, Inc.	21,212
		1,314,800
	Tobacco — 9.8%
13,788	Altria Group, Inc.	705,946
2,521	Lorillard, Inc.	182,722
10,831	Philip Morris International, Inc.	899,731
2,158	Reynolds American, Inc.	165,626
		1,954,025
	Total Common Stocks (Cost $14,059,150)	14,800,247
Principal Amount
	Repurchase Agreements (a)(b) — 6.8%
$1,350,723	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,350,731	1,350,723
	Total Repurchase Agreements (Cost $1,350,723)	1,350,723
	Total Investment Securities (Cost $15,409,873) — 80.9%	16,150,970
	Other assets less liabilities — 19.1%	3,816,923
	Net Assets — 100.0%	$19,967,893

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $7,028,725.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,114,156
Aggregate gross unrealized depreciation	(505,919)
Net unrealized appreciation	$608,237
Federal income tax cost of investments	$15,542,733

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA CONSUMER GOODS UGE :: 177

Swap Agreements1

Ultra Consumer Goods had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,296,868	11/06/15	Bank of America, N.A.	0.53%	Dow Jones U.S. Consumer GoodsSM Index	$317,182
5,577,787	11/06/16	Bank of America, N.A.	0.07%	iShares® U.S. Consumer Goods ETF	250,752
7,874,655					567,934	$(468,901)	$—	$99,033
651,024	02/08/16	Citibank, N.A.	0.45%	Dow Jones U.S. Consumer GoodsSM Index	465,199	(348,452)	—	116,747
698,699	11/07/16	Credit Suisse International	0.48%	Dow Jones U.S. Consumer GoodsSM Index	125,798	—	(125,798)	—
331,282	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. Consumer GoodsSM Index	331,906	—	(250,000)	81,906
9,760,719	02/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. Consumer GoodsSM Index	396,112	(396,112)	—	—
572,136	11/07/16	Morgan Stanley & Co. International PLC	(0.37)%	iShares® U.S. Consumer Goods ETF	50,296
2,807,803	01/06/16	Morgan Stanley & Co. International PLC	0.08%	Dow Jones U.S. Consumer GoodsSM Index	1,025,603
3,379,939					1,075,899	(1,075,899)	—	—
1,705,772	11/06/15	Societe Generale	0.58%	Dow Jones U.S. Consumer GoodsSM Index	666,368	—	(666,368)	—
744,556	12/07/15	UBS AG	0.53%	Dow Jones U.S. Consumer GoodsSM Index	88,025	—	—	88,025
$25,146,646					$3,717,241

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

178 :: UGE ULTRA CONSUMER GOODS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 76.1%
	Airlines — 3.2%
1,221	Alaska Air Group, Inc.	$78,925
6,673	American Airlines Group, Inc.	282,735
7,668	Delta Air Lines, Inc.	329,111
2,429	JetBlue Airways Corp.*	48,969
6,288	Southwest Airlines Co.	232,970
677	Spirit Airlines, Inc.*	43,037
3,574	United Continental Holdings, Inc.*	195,105
		1,210,852
	Commercial Services & Supplies — 0.3%
1,058	Copart, Inc.*	36,607
1,314	KAR Auction Services, Inc.	48,960
892	Rollins, Inc.	22,139
		107,706
	Diversified Consumer Services — 0.7%
899	Apollo Education Group, Inc.*	14,905
534	DeVry Education Group, Inc.	16,987
41	Graham Holdings Co., Class B	43,911
434	Grand Canyon Education, Inc.*	18,536
2,560	H&R Block, Inc.	81,229
1,888	Service Corp. International	54,865
571	Sotheby's	25,598
		256,031
	Electronic Equipment, Instruments & Components — 0.0% ‡
408	Dolby Laboratories, Inc., Class A	15,973
	Food & Staples Retailing — 11.5%
361	Casey's General Stores, Inc.	31,476
4,093	Costco Wholesale Corp.	583,621
10,467	CVS Health Corp.	1,071,611
4,570	Kroger Co. (The)	332,696
8,490	Rite Aid Corp.*	74,033
1,328	Sprouts Farmers Market, Inc.*	39,827
5,510	Sysco Corp.	204,752
465	United Natural Foods, Inc.*	31,187
8,112	Walgreens Boots Alliance, Inc.	696,334
14,692	Wal-Mart Stores, Inc.	1,091,175
3,356	Whole Foods Market, Inc.	138,401
		4,295,113
	Health Care Providers & Services — 3.1%
1,941	AmerisourceBergen Corp.	218,479
3,071	Cardinal Health, Inc.	270,770
158	Chemed Corp.	19,622
2,166	McKesson Corp.	513,840
904	Omnicare, Inc.	86,142
763	VCA, Inc.*	40,027
		1,148,880
Shares		Value
	Common Stocks (a) (continued)
	Hotels, Restaurants & Leisure — 10.5%
587	Brinker International, Inc.	$32,391
176	Buffalo Wild Wings, Inc.*	26,870
4,190	Carnival Corp.	194,123
432	Cheesecake Factory, Inc. (The)	22,278
289	Chipotle Mexican Grill, Inc.*	177,885
324	Choice Hotels International, Inc.	18,329
222	Cracker Barrel Old Country Store, Inc.	31,320
1,154	Darden Restaurants, Inc.	75,633
518	Domino's Pizza, Inc.	56,286
908	Dunkin' Brands Group, Inc.	48,451
4,854	Hilton Worldwide Holdings, Inc.*	140,572
524	Hyatt Hotels Corp., Class A*	30,109
354	Jack in the Box, Inc.	30,731
3,416	Las Vegas Sands Corp.	173,635
334	Life Time Fitness, Inc.*	24,014
1,930	Marriott International, Inc., Class A	150,521
260	Marriott Vacations Worldwide Corp.	22,953
8,940	McDonald's Corp.	857,614
3,823	MGM Resorts International*	76,651
1,248	Norwegian Cruise Line Holdings Ltd.*	68,091
237	Panera Bread Co., Class A*	43,134
1,533	Royal Caribbean Cruises Ltd.	116,477
814	Six Flags Entertainment Corp.	39,772
13,950	Starbucks Corp.	724,842
1,597	Starwood Hotels & Resorts Worldwide, Inc.	132,168
338	Vail Resorts, Inc.	35,064
2,565	Wendy's Co. (The)	28,831
1,121	Wyndham Worldwide Corp.	95,184
753	Wynn Resorts Ltd.	75,819
4,029	Yum! Brands, Inc.	363,053
		3,912,801
	Internet & Catalog Retail — 7.7%
3,542	Amazon.com, Inc.*	1,520,333
920	Expedia, Inc.	98,679
3,923	Groupon, Inc.*	25,029
302	HSN, Inc.	20,267
4,104	Liberty Interactive Corp., Class A*	114,789
644	Liberty TripAdvisor Holdings, Inc., Class A*	18,019
1,275	Liberty Ventures*	52,912
562	Netflix, Inc.*	350,722
483	Priceline Group, Inc. (The)*	566,095
351	Shutterfly, Inc.*	16,322
1,037	TripAdvisor, Inc.*	79,082
		2,862,249

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA CONSUMER SERVICES UCC :: 179

Shares		Value
	Common Stocks (a) (continued)
	Internet Software & Services — 0.1%
573	Yelp, Inc.*	$27,453
	IT Services — 0.0% ‡
719	Acxiom Corp.*	11,914
	Media — 20.4%
550	AMC Networks, Inc., Class A*	43,225
2,041	Cablevision Systems Corp., Class A	50,025
4,256	CBS Corp. (Non-Voting), Class B	262,680
771	Charter Communications, Inc., Class A*	138,024
968	Cinemark Holdings, Inc.	39,233
23,637	Comcast Corp., Class A	1,381,819
4,677	DIRECTV*	425,794
1,382	Discovery Communications, Inc., Class A*	46,905
2,514	Discovery Communications, Inc., Class C*	79,053
1,972	DISH Network Corp., Class A*	139,598
673	DreamWorks Animation SKG, Inc., Class A*	18,137
2,110	Gannett Co., Inc.	75,517
3,835	Interpublic Group of Cos., Inc. (The)	78,311
432	John Wiley & Sons, Inc., Class A	25,065
231	Liberty Broadband Corp., Class A*	12,453
606	Liberty Broadband Corp., Class C*	32,409
5,560	Liberty Global PLC*	298,850
2,338	Liberty Global PLC, Class A*	134,505
924	Liberty Media Corp.*	35,403
1,851	Liberty Media Corp., Class C*	70,264
846	Lions Gate Entertainment Corp.	27,994
1,349	Live Nation Entertainment, Inc.*	38,581
562	Madison Square Garden Co. (The), Class A*	48,012
339	Meredith Corp.	17,899
1,223	New York Times Co. (The), Class A	17,000
4,645	News Corp., Class A*	70,372
2,295	Omnicom Group, Inc.	171,046
741	Regal Entertainment Group, Class A	15,531
906	Scripps Networks Interactive, Inc., Class A	60,711
671	Sinclair Broadcast Group, Inc., Class A	20,157
24,402	Sirius XM Holdings, Inc.*	94,192
787	Starz, Class A*	33,023
2,613	Time Warner Cable, Inc.	472,666
7,726	Time Warner, Inc.	652,692
1,019	Time, Inc.	22,938
866	Tribune Media Co., Class A	45,898
17,009	Twenty-First Century Fox, Inc., Class A	571,502
Shares		Value
	Common Stocks (a) (continued)
3,397	Viacom, Inc., Class B	$227,191
14,545	Walt Disney Co. (The)	1,605,332
		7,600,007
	Multiline Retail — 3.8%
497	Big Lots, Inc.	21,818
229	Dillard's, Inc., Class A	26,566
2,823	Dollar General Corp.	204,921
1,913	Dollar Tree, Inc.*	143,456
894	Family Dollar Stores, Inc.	69,303
2,836	J.C. Penney Co., Inc.*	24,361
1,879	Kohl's Corp.	123,056
3,168	Macy's, Inc.	212,098
1,308	Nordstrom, Inc.	95,013
466	Sears Holdings Corp.*	20,015
5,925	Target Corp.	469,971
		1,410,578
	Professional Services — 0.7%
334	Dun & Bradstreet Corp. (The)	42,729
640	IHS, Inc., Class A*	78,976
3,454	Nielsen N.V.	155,395
		277,100
	Road & Rail — 0.4%
988	Avis Budget Group, Inc.*	50,388
4,164	Hertz Global Holdings, Inc.*	82,822
		133,210
	Software — 0.2%
361	FactSet Research Systems, Inc.	59,626
	Specialty Retail — 13.5%
601	Aaron's, Inc.	21,053
645	Abercrombie & Fitch Co., Class A	13,203
681	Advance Auto Parts, Inc.	104,343
1,633	American Eagle Outfitters, Inc.	26,732
425	Ann, Inc.*	19,869
256	Asbury Automotive Group, Inc.*	21,791
1,226	Ascena Retail Group, Inc.*	18,120
697	AutoNation, Inc.*	43,500
297	AutoZone, Inc.*	200,065
1,611	Bed Bath & Beyond, Inc.*	114,897
2,708	Best Buy Co., Inc.	93,968
444	Cabela's, Inc.*	22,644
1,953	CarMax, Inc.*	138,741
1,334	Chico's FAS, Inc.	22,158
718	CST Brands, Inc.	28,555
913	Dick's Sporting Goods, Inc.	49,046
655	DSW, Inc., Class A	22,696
1,322	Foot Locker, Inc.	83,550
1,010	GameStop Corp., Class A	43,844

See accompanying notes to the financial statements.

180 :: UCC ULTRA CONSUMER SERVICES :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
2,468	Gap, Inc. (The)	$94,598
224	Genesco, Inc.*	14,827
826	GNC Holdings, Inc., Class A	36,790
199	Group 1 Automotive, Inc.	16,380
594	Guess?, Inc.	10,419
12,259	Home Depot, Inc. (The)	1,365,898
2,287	L Brands, Inc.	197,871
212	Lithia Motors, Inc., Class A	22,567
9,050	Lowe's Cos., Inc.	633,319
252	Lumber Liquidators Holdings, Inc.*	5,141
425	Men's Wearhouse, Inc. (The)	24,654
400	Murphy USA, Inc.*	23,292
4,566	Office Depot, Inc.*	42,327
946	O'Reilly Automotive, Inc.*	207,675
837	Pier 1 Imports, Inc.	10,638
334	Restoration Hardware Holdings, Inc.*	30,381
1,925	Ross Stores, Inc.	186,090
1,193	Sally Beauty Holdings, Inc.*	37,234
746	Signet Jewelers Ltd.	96,480
5,958	Staples, Inc.	98,099
1,047	Tiffany & Co.	98,135
6,351	TJX Cos., Inc. (The)	408,877
1,267	Tractor Supply Co.	110,406
599	Ulta Salon Cosmetics & Fragrance, Inc.*	91,419
931	Urban Outfitters, Inc.*	32,008
797	Williams-Sonoma, Inc.	62,652
		5,046,952
	Total Common Stocks (Cost $26,256,343)	28,376,445
Principal Amount		Value
	Repurchase Agreements (a)(b) — 5.3%
$1,974,873	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,974,885	$1,974,873
	Total Repurchase Agreements (Cost $1,974,873)	1,974,873
	Total Investment Securities (Cost $28,231,216) — 81.4%	30,351,318
	Other assets less liabilities — 18.6%	6,956,348
	Net Assets — 100.0%	$37,307,666

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $12,130,966.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,428,379
Aggregate gross unrealized depreciation	(576,900)
Net unrealized appreciation	$1,851,479
Federal income tax cost of investments	$28,499,839

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA CONSUMER SERVICES UCC :: 181

Swap Agreements1

Ultra Consumer Services had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,904,115	11/07/16	Bank of America, N.A.	0.07%	iShares® U.S. Consumer Services ETF	$4,791
3,074,774	11/06/15	Bank of America, N.A.	0.53%	Dow Jones U.S. Consumer ServicesSM Index	424,741
4,978,889					429,532	$(256,445)	$—	$173,087
4,669,671	04/06/16	Citibank, N.A.	0.45%	Dow Jones U.S. Consumer ServicesSM Index	1,007,681	(1,007,681)	—	—
1,473,355	04/06/16	Credit Suisse International	0.48%	Dow Jones U.S. Consumer ServicesSM Index	584,113	—	(570,713)	13,400
2,022,252	11/06/15	Deutsche Bank AG	(0.05)%	iShares® U.S. Consumer Services ETF		357,002
6,600,667	01/06/16	Deutsche Bank AG	0.35%	Dow Jones U.S. Consumer ServicesSM Index	992,069
8,622,919					1,349,071	—	(1,250,000)	99,071
1,900,261	02/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. Consumer ServicesSM Index	929,970
2,721,647	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Consumer Services ETF	234,248
4,621,908					1,164,218	(1,155,646)	—	8,572
4,045,037	11/07/16	Morgan Stanley & Co. International PLC	(0.37)%	iShares® U.S. Consumer Services ETF	351,753
15,217,907	11/06/15	Morgan Stanley & Co. International PLC	0.08%	Dow Jones U.S. Consumer ServicesSM Index	570,880
19,262,944					922,633	(922,633)	—	—
1,267,528	11/06/15	Societe Generale	0.58%	Dow Jones U.S. Consumer ServicesSM Index	1,043,870	—	(990,000)	53,870
1,411,342	12/07/15	UBS AG	0.53%	Dow Jones U.S. Consumer ServicesSM Index	385,529	(275,752)	—	109,777
$46,308,556					$6,886,647

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

182 :: UCC ULTRA CONSUMER SERVICES :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 78.5%
52,574	ACE Ltd. (Insurance)	0.7%	$5,598,079
70,492	Aflac, Inc. (Insurance)	0.5%	4,386,012
66,883	Allstate Corp. (The) (Insurance)	0.5%	4,502,564
140,775	American Express Co. (Consumer Finance)	1.4%	11,222,583
220,428	American International Group, Inc. (Insurance)	1.6%	12,919,285
67,867	American Tower Corp. (Real Estate Investment Trusts)	0.8%	6,297,379
29,314	Ameriprise Financial, Inc. (Capital Markets)	0.4%	3,652,231
45,011	Aon PLC (Insurance)	0.6%	4,556,013
21,208	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.4%	3,531,132
1,689,560	Bank of America Corp. (Banks)	3.4%	27,877,740
178,904	Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	7,757,278
115,768	BB&T Corp. (Banks)	0.6%	4,569,363
292,904	Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.1%	41,885,273
20,376	BlackRock, Inc. (Capital Markets)	0.9%	7,453,133
24,603	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	3,199,128
88,591	Capital One Financial Corp. (Consumer Finance)	0.9%	7,402,664
185,302	Charles Schwab Corp. (The) (Capital Markets)	0.7%	5,864,808
37,078	Chubb Corp. (The) (Insurance)	0.4%	3,615,105
487,270	Citigroup, Inc. (Banks)	3.2%	26,351,562
50,930	CME Group, Inc. (Diversified Financial Services)	0.6%	4,797,606
53,620	Crown Castle International Corp. (Real Estate Investment Trusts)	0.5%	4,372,711
71,832	Discover Financial Services (Consumer Finance)	0.5%	4,185,651
58,429	Equity Residential (Real Estate Investment Trusts)	0.5%	4,342,443
62,920	Franklin Resources, Inc. (Capital Markets)	0.4%	3,203,257
100,909	General Growth Properties, Inc. (Real Estate Investment Trusts)	0.3%	2,858,752
65,068	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.6%	13,416,371
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
74,005	HCP, Inc. (Real Estate Investment Trusts)	0.3%	$2,865,474
56,128	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.5%	3,943,553
17,989	Intercontinental Exchange, Inc. (Diversified Financial Services)	0.5%	4,259,435
598,809	JPMorgan Chase & Co. (Banks)	4.8%	39,389,656
86,535	Marsh & McLennan Cos., Inc. (Insurance)	0.6%	5,038,933
156,786	MasterCard, Inc., Class A (IT Services)	1.8%	14,465,076
43,927	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.6%	4,557,426
179,473	MetLife, Inc. (Insurance)	1.1%	9,379,259
28,557	Moody's Corp. (Diversified Financial Services)	0.4%	3,087,012
247,623	Morgan Stanley (Capital Markets)	1.2%	9,459,199
83,630	PNC Financial Services Group, Inc. (The) (Banks)	1.0%	8,002,555
82,254	Prologis, Inc. (Real Estate Investment Trusts)	0.4%	3,256,436
72,917	Prudential Financial, Inc. (Insurance)	0.7%	6,169,507
23,315	Public Storage (Real Estate Investment Trusts)	0.6%	4,512,385
49,927	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.1%	9,056,758
66,218	State Street Corp. (Capital Markets)	0.6%	5,160,369
84,247	SunTrust Banks, Inc. (Banks)	0.4%	3,595,662
41,877	T. Rowe Price Group, Inc. (Capital Markets)	0.4%	3,379,055
51,614	Travelers Cos., Inc. (The) (Insurance)	0.6%	5,219,208
286,079	U.S. Bancorp/MN (Banks)	1.5%	12,332,866
53,132	Ventas, Inc. (Real Estate Investment Trusts)	0.4%	3,534,341
311,574	Visa, Inc., Class A (IT Services)	2.6%	21,398,902
753,038	Wells Fargo & Co. (Banks)	5.1%	42,140,005
6,401,306	Other Common Stocks	23.5%	193,311,560
	Total Common Stocks (Cost $559,419,646)		647,332,755

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA FINANCIALS UYG :: 183

Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.3%
$51,518,026	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $51,518,347	$51,518,026
	Total Repurchase Agreements (Cost $51,518,026)	51,518,026
	Total Investment Securities (Cost $610,937,672) — 84.8%	698,850,781
	Other assets less liabilities — 15.2%	124,840,950
	Net Assets — 100.0%	$823,691,731

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $168,036,385.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,840,514
Aggregate gross unrealized depreciation	(19,997,705)
Net unrealized appreciation	$86,842,809
Federal income tax cost of investments	$612,007,972

Swap Agreements1

Ultra Financials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$76,974,440	11/06/15	Bank of America, N.A.	0.68%	Dow Jones U.S. FinancialsSM Index	$4,967,723
182,704,770	11/07/16	Bank of America, N.A.	0.12%	iShares® U.S. Financials ETF	9,084,134
259,679,210					14,051,857	$(14,051,857)	$—	$—
58,157,426	04/06/16	Citibank, N.A.	0.85%	Dow Jones U.S. FinancialsSM Index	20,599,690	(20,599,690)	—	—
55,812,577	02/08/16	Credit Suisse International	0.63%	Dow Jones U.S. FinancialsSM Index	4,506,155	—	(4,506,155)	—
101,847,783	11/06/15	Deutsche Bank AG	0.30%	Dow Jones U.S. FinancialsSM Index	40,725,573	—	(40,725,573)	—
25,176,093	02/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. FinancialsSM Index	1,502,814	(1,502,814)	—	—
29,904,965	11/07/16	Morgan Stanley & Co. International PLC	0.43%	iShares® U.S. Financials ETF	744,035
59,372,575	11/06/15	Morgan Stanley & Co. International PLC	0.68%	Dow Jones U.S. FinancialsSM Index	10,376,206
89,277,540					11,120,241	(11,120,241)	—	—
165,482,339	11/06/15	Societe Generale	0.68%	Dow Jones U.S. FinancialsSM Index	9,738,582	—	(9,738,582)	—
245,578,617	11/07/16	UBS AG	0.43%	Dow Jones U.S. FinancialsSM Index	20,172,470	(20,172,470)	—	—
$1,001,011,585					$122,417,382

See accompanying notes to the financial statements.

184 :: UYG ULTRA FINANCIALS :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Financials invested, as a percentage of net assets, in the following industries as of May 31, 2015:

Banks	24.3%
Capital Markets	9.3%
Consumer Finance	3.4%
Diversified Financial Services	7.7%
Insurance	12.8%
IT Services	4.6%
Real Estate Investment Trusts	15.2%
Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	0.5%
Other[1]	21.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA FINANCIALS UYG :: 185

Shares		Value
	Investment Company — 29.2%
	Mutual Funds — 29.2%
24,608	Market Vectors Gold Miners ETF	$481,825
	Total Investment Company (Cost $518,491)	481,825
Principal Amount
	Repurchase Agreements (a) — 44.5%
$731,874	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $731,878	731,874
	Total Repurchase Agreements (Cost $731,874)	731,874
	Total Investment Securities (Cost $1,250,365) — 73.7%	1,213,699
	Other assets less liabilities — 26.3%	432,606
	Net Assets — 100.0%	$1,646,305

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(36,666)
Net unrealized depreciation	$(36,666)
Federal income tax cost of investments	$1,250,365

Swap Agreements1,5

Ultra Gold Miners had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$614,328	11/07/16	Bank of America, N.A.	0.68%	Market Vectors Gold Miners ETF	$(87,269)	$—	$87,269	$—
2,087,792	11/07/16	Deutsche Bank AG	0.60%	Market Vectors Gold Miners ETF	273,598	—	(250,000)	23,598
103,928	11/07/16	Morgan Stanley & Co. International PLC	1.08%	Market Vectors Gold Miners ETF	3,712	—	—	3,712
$2,806,048					$190,041

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

186 :: GDXX ULTRA GOLD MINERS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Investment Company — 37.9%
	Mutual Funds — 37.9%
39,034	Market Vectors Junior Gold Miners ETF	$1,002,393
	Total Investment Company (Cost $1,007,484)	1,002,393
Principal Amount
	Repurchase Agreements (a) — 18.1%
$477,111	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $477,114	477,111
	Total Repurchase Agreements (Cost $477,111)	477,111
	Total Investment Securities (Cost $1,484,595) — 56.0%	1,479,504
	Other assets less liabilities — 44.0%	1,162,235
	Net Assets — 100.0%	$2,641,739

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,091)
Net unrealized depreciation	$(5,091)
Federal income tax cost of investments	$1,484,595

Swap Agreements1,5

Ultra Junior Miners had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,006,552	11/07/16	Bank of America, N.A.	0.68%	Market Vectors Junior Gold Miners ETF	$436,153	$—	$—	$436,153
1,166,456	11/07/16	Deutsche Bank AG	0.65%	Market Vectors Junior Gold Miners ETF	(195,976)	—	195,976	—
110,689	11/07/16	Morgan Stanley & Co. International PLC	1.08%	Market Vectors Junior Gold Miners ETF	10,474	—	—	10,474
$4,283,697					$250,651

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA JUNIOR MINERS GDJJ :: 187

Shares		Value
	Common Stocks (a) — 72.2%
	Biotechnology — 16.3%
11,294	Alexion Pharmaceuticals, Inc.*	$1,850,409
8,272	Alkermes PLC*	505,419
4,071	Alnylam Pharmaceuticals, Inc.*	533,668
42,396	Amgen, Inc.	6,624,799
13,107	Biogen, Inc.*	5,203,348
8,711	BioMarin Pharmaceutical, Inc.*	1,093,840
44,727	Celgene Corp.*	5,118,558
3,982	Cepheid, Inc.*	219,687
83,210	Gilead Sciences, Inc.*	9,341,987
8,733	Incyte Corp.*	961,940
761	Intercept Pharmaceuticals, Inc.*	194,204
6,601	Isis Pharmaceuticals, Inc.*	444,379
14,506	MannKind Corp.*	75,141
4,370	Medivation, Inc.*	577,059
3,973	Myriad Genetics, Inc.*	134,883
9,093	PDL BioPharma, Inc.	60,741
1,194	Puma Biotechnology, Inc.*	233,367
4,122	Regeneron Pharmaceuticals, Inc.*	2,112,772
5,607	Seattle Genetics, Inc.*	241,606
2,607	United Therapeutics Corp.*	478,958
13,525	Vertex Pharmaceuticals, Inc.*	1,735,122
		37,741,887
	Commercial Services & Supplies — 0.0% ‡
3,981	Healthcare Services Group, Inc.	120,266
	Health Care Equipment & Supplies — 11.5%
84,303	Abbott Laboratories	4,097,126
4,388	Alere, Inc.*	226,333
4,058	Align Technology, Inc.*	246,199
30,313	Baxter International, Inc.	2,019,149
11,664	Becton, Dickinson and Co.	1,638,909
74,333	Boston Scientific Corp.*	1,358,064
4,148	C.R. Bard, Inc.	706,487
2,698	Cooper Cos., Inc. (The)	490,416
7,841	DENTSPLY International, Inc.	408,006
4,071	DexCom, Inc.*	291,972
6,024	Edwards Lifesciences Corp.*	787,457
2,877	Haemonetics Corp.*	118,878
2,600	Halyard Health, Inc.*	107,692
3,156	Hill-Rom Holdings, Inc.	162,723
13,607	Hologic, Inc.*	486,722
2,633	IDEXX Laboratories, Inc.*	357,035
2,044	Intuitive Surgical, Inc.*	996,961
79,616	Medtronic PLC	6,076,293
7,853	ResMed, Inc.	461,914
3,104	Sirona Dental Systems, Inc.*	306,427
15,715	St. Jude Medical, Inc.	1,158,981
3,329	STERIS Corp.	222,477
Shares		Value
	Common Stocks (a) (continued)
16,717	Stryker Corp.	$1,607,005
2,315	Teleflex, Inc.	298,033
3,022	Thoratec Corp.*	137,169
5,591	Varian Medical Systems, Inc.*	484,181
3,994	West Pharmaceutical Services, Inc.	216,235
9,492	Zimmer Holdings, Inc.	1,082,942
		26,551,786
	Health Care Providers & Services — 11.9%
3,012	Acadia Healthcare Co., Inc.*	223,310
19,649	Aetna, Inc.	2,317,993
14,905	Anthem, Inc.	2,501,804
10,247	Brookdale Senior Living, Inc.*	386,209
6,638	Centene Corp.*	500,107
14,439	Cigna Corp.	2,033,444
6,521	Community Health Systems, Inc.*	360,677
9,645	DaVita HealthCare Partners, Inc.*	808,058
10,253	Envision Healthcare Holdings, Inc.*	378,848
40,610	Express Scripts Holding Co.*	3,538,755
16,448	HCA Holdings, Inc.*	1,345,940
4,296	Health Net, Inc.*	267,383
4,903	HealthSouth Corp.	211,614
4,681	Henry Schein, Inc.*	663,157
8,358	Humana, Inc.	1,794,045
5,604	Laboratory Corp. of America Holdings*	660,992
2,469	LifePoint Health, Inc.*	185,891
1,490	Magellan Health, Inc.*	100,769
5,368	MEDNAX, Inc.*	382,094
3,523	Owens & Minor, Inc.	117,386
4,787	Patterson Cos., Inc.	229,010
8,062	Quest Diagnostics, Inc.	606,504
3,988	Team Health Holdings, Inc.*	233,218
5,503	Tenet Healthcare Corp.*	292,705
53,281	UnitedHealth Group, Inc.	6,404,909
5,085	Universal Health Services, Inc., Class B	658,914
2,455	WellCare Health Plans, Inc.*	210,320
		27,414,056
	Health Care Technology — 0.0% ‡
4,937	HMS Holdings Corp.*	84,126
	Life Sciences Tools & Services — 2.7%
1,154	Bio-Rad Laboratories, Inc., Class A*	166,603
2,075	Bio-Techne Corp.	210,094
6,212	Bruker Corp.*	123,246
2,644	Charles River Laboratories International, Inc.*	191,267
7,933	Illumina, Inc.*	1,634,832
3,061	PAREXEL International Corp.*	203,465
4,514	Quintiles Transnational Holdings, Inc.*	314,671

See accompanying notes to the financial statements.

188 :: RXL ULTRA HEALTH CARE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
22,168	Thermo Fisher Scientific, Inc.	$2,873,638
4,638	Waters Corp.*	619,729
		6,337,545
	Pharmaceuticals — 29.8%
96,115	AbbVie, Inc.	6,400,294
21,816	Actavis PLC*	6,693,367
4,392	Akorn, Inc.*	201,593
92,859	Bristol-Myers Squibb Co.	5,998,691
54,626	Eli Lilly & Co.	4,309,991
9,918	Endo International PLC*	830,732
9,576	Hospira, Inc.*	846,710
3,706	Impax Laboratories, Inc.*	174,219
3,388	Jazz Pharmaceuticals PLC*	607,638
155,340	Johnson & Johnson	15,555,748
6,508	Mallinckrodt PLC*	842,396
158,564	Merck & Co., Inc.	9,654,962
22,726	Mylan N.V.*	1,650,589
2,025	Pacira Pharmaceuticals, Inc.*	158,375
7,866	Perrigo Co. PLC	1,496,900
342,407	Pfizer, Inc.	11,898,643
4,479	Theravance, Inc.	75,695
27,978	Zoetis, Inc.	1,392,465
		68,789,008
	Total Common Stocks (Cost $150,133,738)	167,038,674
Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.9%
$15,828,967	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $15,829,065	$15,828,967
	Total Repurchase Agreements (Cost $15,828,967)	15,828,967
	Total Investment Securities (Cost $165,962,705) — 79.1%	182,867,641
	Other assets less liabilities — 20.9%	48,201,055
	Net Assets — 100.0%	$231,068,696

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $46,883,168.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,264,882
Aggregate gross unrealized depreciation	(1,389,487)
Net unrealized appreciation	$16,875,395
Federal income tax cost of investments	$165,992,246

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA HEALTH CARE RXL :: 189

Swap Agreements1

Ultra Health Care had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$9,525,455	01/06/16	Bank of America, N.A.	0.53%	Dow Jones U.S. Health CareSM Index	$4,803,063
45,544,736	11/06/15	Bank of America, N.A.	0.07%	iShares® U.S. Healthcare ETF	7,054,686
55,070,191					11,857,749	$(11,857,749)	$—	$—
17,633,361	02/08/16	Citibank, N.A.	0.45%	Dow Jones U.S. Health CareSM Index	3,897,824	(3,897,824)	—	—
154,581,153	11/07/16	Credit Suisse International	0.48%	Dow Jones U.S. Health CareSM Index	7,437,389	—	(7,437,389)	—
9,919,662	11/06/15	Deutsche Bank AG	0.75%	Dow Jones U.S. Health CareSM Index	3,896,525
25,475,405	11/06/15	Deutsche Bank AG	(0.05)%	iShares® U.S. Healthcare ETF	2,766,193
35,395,067					6,662,718	—	(6,662,718)	—
1,247,221	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Healthcare ETF		621,653
9,672,450	04/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. Health CareSM Index	5,833,066
10,919,671					6,454,719	(6,454,719)	—	—
820,304	11/07/16	Morgan Stanley & Co. International PLC	0.48%	iShares® U.S. Healthcare ETF	117,942
3,172,754	11/06/15	Morgan Stanley & Co. International PLC	0.48%	Dow Jones U.S. Health CareSM Index	1,406,640
3,993,058					1,524,582	(1,511,619)	—	12,963
7,281,729	11/06/15	Societe Generale	0.58%	Dow Jones U.S. Health CareSM Index	4,685,088	—	(4,490,000)	195,088
10,251,427	12/07/15	UBS AG	0.48%	Dow Jones U.S. Health CareSM Index	3,265,180	(3,231,708)	—	33,472
$295,125,657					$45,785,249

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

190 :: RXL ULTRA HEALTH CARE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 78.5%
6,616	3M Co. (Industrial Conglomerates)	3.0%	$1,052,473
6,547	Accenture PLC, Class A (IT Services)	1.8%	628,774
3,500	Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.4%	144,165
655	Alliance Data Systems Corp.* (IT Services)	0.5%	195,210
2,513	AMETEK, Inc. (Electrical Equipment)	0.4%	135,099
3,233	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.5%	184,443
4,953	Automatic Data Processing, Inc. (IT Services)	1.2%	423,531
6,828	Boeing Co. (The) (Aerospace & Defense)	2.7%	959,471
6,319	Caterpillar, Inc. (Machinery)	1.5%	539,138
10,325	CSX Corp. (Road & Rail)	1.0%	351,876
1,756	Cummins, Inc. (Machinery)	0.7%	238,026
6,400	Danaher Corp. (Industrial Conglomerates)	1.6%	552,448
3,539	Deere & Co. (Machinery)	0.9%	331,534
1,700	Dover Corp. (Machinery)	0.4%	128,180
4,947	Eaton Corp. PLC (Electrical Equipment)	1.0%	354,156
7,142	Emerson Electric Co. (Electrical Equipment)	1.2%	430,734
1,246	Equifax, Inc. (Professional Services)	0.4%	125,011
2,746	FedEx Corp. (Air Freight & Logistics)	1.3%	475,662
2,971	Fidelity National Information Services, Inc. (IT Services)	0.5%	186,282
2,488	Fiserv, Inc.* (IT Services)	0.6%	199,413
3,285	General Dynamics Corp. (Aerospace & Defense)	1.3%	460,426
104,914	General Electric Co. (Industrial Conglomerates)	8.0%	2,861,004
8,158	Honeywell International, Inc. (Aerospace & Defense)	2.4%	850,064
3,639	Illinois Tool Works, Inc. (Machinery)	1.0%	341,447
2,745	Ingersoll-Rand PLC (Machinery)	0.5%	188,801
1,100	LinkedIn Corp., Class A* (Internet Software & Services)	0.6%	214,423
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,796	Lockheed Martin Corp. (Aerospace & Defense)	1.5%	$526,207
3,204	Norfolk Southern Corp. (Road & Rail)	0.8%	294,768
2,068	Northrop Grumman Corp. (Aerospace & Defense)	0.9%	329,184
3,695	PACCAR, Inc. (Machinery)	0.7%	234,854
1,112	Pall Corp. (Machinery)	0.4%	138,377
1,485	Parker-Hannifin Corp. (Machinery)	0.5%	178,839
3,407	Paychex, Inc. (IT Services)	0.5%	168,340
1,478	Precision Castparts Corp. (Aerospace & Defense)	0.9%	312,789
3,203	Raytheon Co. (Aerospace & Defense)	0.9%	330,742
1,412	Rockwell Automation, Inc. (Electrical Equipment)	0.5%	173,521
1,386	Rockwell Collins, Inc. (Aerospace & Defense)	0.4%	131,933
1,046	Roper Technologies, Inc. (Industrial Conglomerates)	0.5%	183,008
841	Sherwin-Williams Co. (The) (Chemicals)	0.7%	242,360
4,234	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.8%	292,146
2,886	Textron, Inc. (Aerospace & Defense)	0.4%	130,505
4,378	Tyco International PLC (Commercial Services & Supplies)	0.5%	176,696
9,186	Union Pacific Corp. (Road & Rail)	2.6%	926,959
7,244	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.0%	718,750
8,614	United Technologies Corp. (Aerospace & Defense)	2.8%	1,009,302
1,377	Vulcan Materials Co. (Construction Materials)	0.3%	123,834
626	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.4%	150,447
4,451	Waste Management, Inc. (Commercial Services & Supplies)	0.6%	220,992
10,897	Xerox Corp. (IT Services)	0.4%	124,444
161,510	Other Common Stocks	23.1%	8,253,838
	Total Common Stocks (Cost $27,265,491)		27,924,626
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA INDUSTRIALS UXI :: 191

Principal Amount		Value
	Repurchase Agreements (a)(b) — 5.5%
$1,960,853	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,960,865	$1,960,853
	Total Repurchase Agreements (Cost $1,960,853)	1,960,853
	Total Investment Securities (Cost $29,226,344) — 84.0%	29,885,479
	Other assets less liabilities — 16.0%	5,703,453
	Net Assets — 100.0%	$35,588,932

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $13,398,366.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,641,023
Aggregate gross unrealized depreciation	(1,113,190)
Net unrealized appreciation	$527,833
Federal income tax cost of investments	$29,357,646

Swap Agreements1

Ultra Industrials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,996,718	01/06/16	Bank of America, N.A.	0.53%	Dow Jones U.S. IndustrialsSM Index	$335,626
8,987,092	01/06/16	Bank of America, N.A.	0.07%	iShares® U.S. Industrials ETF	465,540
10,983,810					801,166	$(801,166)	$—	$—
5,582,541	04/06/16	Citibank, N.A.	0.45%	Dow Jones U.S. IndustrialsSM Index	127,060	(69,790)	—	57,270
1,816,391	03/07/16	Credit Suisse International	0.48%	Dow Jones U.S. IndustrialsSM Index	712,747	—	(712,747)	—
179,741	11/07/16	Deutsche Bank AG	(0.05)%	iShares® U.S. Industrials ETF	5,206
3,220,356	11/06/15	Deutsche Bank AG	0.55%	Dow Jones U.S. IndustrialsSM Index	702,217
3,400,097					707,423	—	(707,423)	—
13,004,899	04/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. IndustrialsSM Index	904,292	(904,292)	—	—
122,187	11/07/16	Morgan Stanley & Co. International PLC	0.43%	iShares® U.S. Industrials ETF	29,511
708,871	01/06/16	Morgan Stanley & Co. International PLC	0.48%	Dow Jones U.S. IndustrialsSM Index	667,291
831,058					696,802	(666,380)	—	30,422
3,654,353	01/06/16	Societe Generale	0.58%	Dow Jones U.S. IndustrialsSM Index	1,119,813	—	(1,119,813)	—
4,080,554	09/07/16	UBS AG	0.48%	Dow Jones U.S. IndustrialsSM Index	465,315	(465,269)	—	46
$43,353,703					$5,534,618

See accompanying notes to the financial statements.

192 :: UXI ULTRA INDUSTRIALS :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Industrials invested, as a percentage of net assets, in the following industries as of May 31, 2015:

Aerospace & Defense	16.3%
Air Freight & Logistics	3.9%
Building Products	1.3%
Chemicals	0.9%
Commercial Services & Supplies	2.9%
Construction & Engineering	1.1%
Construction Materials	0.7%
Containers & Packaging	2.5%
Electrical Equipment	4.1%
Electronic Equipment, Instruments & Components	3.2%
Industrial Conglomerates	13.3%
Internet Software & Services	0.8%
IT Services	7.2%
Life Sciences Tools & Services	0.8%
Machinery	10.3%
Marine	0.1%
Multi-Utilities	0.1%
Paper & Forest Products	0.1%
Professional Services	1.6%
Road & Rail	5.5%
Trading Companies & Distributors	1.8%
Other[1]	21.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA INDUSTRIALS UXI :: 193

Shares		Value
	Common Stocks (a) — 89.1%
	Electric Utilities — 0.3%
17,606	OGE Energy Corp.	$554,589
	Electrical Equipment — 0.2%
4,520	SolarCity Corp.*	271,742
	Energy Equipment & Services — 16.4%
5,305	Atwood Oceanics, Inc.	163,235
38,352	Baker Hughes, Inc.	2,472,170
3,068	Bristow Group, Inc.	177,944
17,098	Cameron International Corp.*	877,640
1,747	CARBO Ceramics, Inc.	74,510
3,823	Core Laboratories N.V.	449,126
5,931	Diamond Offshore Drilling, Inc.	179,947
6,766	Dresser-Rand Group, Inc.*	572,404
3,422	Dril-Quip, Inc.*	258,635
20,680	Ensco PLC, Class A	485,980
6,076	Exterran Holdings, Inc.	200,873
20,427	FMC Technologies, Inc.*	853,644
5,734	Forum Energy Technologies, Inc.*	118,923
74,993	Halliburton Co.	3,404,682
8,693	Helix Energy Solutions Group, Inc.*	136,219
9,501	Helmerich & Payne, Inc.	693,478
20,976	McDermott International, Inc.*	114,529
25,543	Nabors Industries Ltd.	376,759
34,233	National Oilwell Varco, Inc.	1,683,921
21,356	Noble Corp. PLC	357,713
8,793	Oceaneering International, Inc.	446,684
4,533	Oil States International, Inc.*	185,309
12,925	Patterson-UTI Energy, Inc.	261,085
10,995	Rowan Cos. PLC, Class A	236,173
112,560	Schlumberger Ltd.	10,217,071
1,522	SEACOR Holdings, Inc.*	106,723
13,430	Superior Energy Services, Inc.	310,099
4,139	Tidewater, Inc.	101,571
30,057	Transocean Ltd.	566,574
4,089	Unit Corp.*	128,926
68,299	Weatherford International PLC*	943,892
		27,156,439
	Machinery — 0.1%
2,695	Chart Industries, Inc.*	87,480
	Metals & Mining — 0.1%
4,706	U.S. Silica Holdings, Inc.	145,180
	Oil, Gas & Consumable Fuels — 71.8%
44,716	Anadarko Petroleum Corp.	3,738,705
5,071	Antero Resources Corp.*	202,891
33,259	Apache Corp.	1,990,219
36,466	Cabot Oil & Gas Corp.	1,238,385
27,230	California Resources Corp.	213,755
4,111	Carrizo Oil & Gas, Inc.*	206,208
19,441	Cheniere Energy, Inc.*	1,474,211
45,665	Chesapeake Energy Corp.	644,333
Shares		Value
	Common Stocks (a) (continued)
165,944	Chevron Corp.	$17,092,232
8,261	Cimarex Energy Co.	954,228
26,215	Cobalt International Energy, Inc.*	266,344
10,512	Concho Resources, Inc.*	1,264,594
108,689	ConocoPhillips	6,921,316
7,556	Continental Resources, Inc.*	344,251
31,188	Denbury Resources, Inc.	229,856
34,107	Devon Energy Corp.	2,224,459
5,561	Diamondback Energy, Inc.	432,701
6,442	Energen Corp.	445,786
8,331	Energy XXI Ltd.	28,825
48,406	EOG Resources, Inc.	4,293,128
13,406	EQT Corp.	1,140,448
370,224	Exxon Mobil Corp.	31,543,086
8,401	Gulfport Energy Corp.*	362,587
21,443	Hess Corp.	1,447,831
17,307	HollyFrontier Corp.	720,837
150,399	Kinder Morgan, Inc.	6,240,055
10,950	Laredo Petroleum, Inc.*	149,139
59,571	Marathon Oil Corp.	1,619,735
24,100	Marathon Petroleum Corp.	2,493,386
14,727	Murphy Oil Corp.	640,035
14,191	Newfield Exploration Co.*	536,562
34,135	Noble Energy, Inc.	1,494,430
11,866	Oasis Petroleum, Inc.*	201,485
68,009	Occidental Petroleum Corp.	5,317,624
18,393	ONEOK, Inc.	771,035
7,571	PBF Energy, Inc., Class A	203,054
47,969	Phillips 66	3,795,307
13,147	Pioneer Natural Resources Co.	1,943,521
14,255	QEP Resources, Inc.	268,422
14,637	Range Resources Corp.	811,036
6,493	Rosetta Resources, Inc.*	151,676
34,232	SandRidge Energy, Inc.*	41,763
3,839	SemGroup Corp., Class A	302,129
5,955	SM Energy Co.	311,566
33,934	Southwestern Energy Co.*	874,479
59,230	Spectra Energy Corp.	2,083,119
4,935	Stone Energy Corp.*	67,017
4,263	Targa Resources Corp.	391,983
4,093	Teekay Corp.	187,541
11,024	Tesoro Corp.	975,624
13,495	Ultra Petroleum Corp.*	187,715
45,444	Valero Energy Corp.	2,692,103
6,235	Western Refining, Inc.	274,215
18,048	Whiting Petroleum Corp.*	595,404
59,409	Williams Cos., Inc. (The)	3,035,800
6,363	World Fuel Services Corp.	318,341
17,994	WPX Energy, Inc.*	231,943
		118,628,460
	Semiconductors & Semiconductor Equipment — 0.2%
6,639	First Solar, Inc.*	330,025
	Total Common Stocks (Cost $165,766,712)	147,173,915

See accompanying notes to the financial statements.

194 :: DIG ULTRA OIL & GAS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 11.9%
$19,740,355	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $19,740,479	$19,740,355
	Total Repurchase Agreements (Cost $19,740,355)	19,740,355
	Total Investment Securities (Cost $185,507,067) — 101.0%	166,914,270
	Liabilities in excess of other assets — (1.0%)	(1,685,885)
	Net Assets — 100.0%	$165,228,385

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $56,062,298.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,433,571
Aggregate gross unrealized depreciation	(20,255,065)
Net unrealized depreciation	$(18,821,494)
Federal income tax cost of investments	$185,735,764

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA OIL & GAS DIG :: 195

Swap Agreements1

Ultra Oil & Gas had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$21,714,414	04/08/16	Bank of America, N.A.	0.53%	Dow Jones U.S. Oil & GasSM Index	$1,013,216
24,225,720	11/06/15	Bank of America, N.A.	0.02%	iShares® U.S. Energy ETF	(342,165)
45,940,134					671,051	$(671,051)	$—	$—
237,468	02/08/16	Citibank, N.A.	0.45%	Dow Jones U.S. Oil & GasSM Index	(1,333,851)	1,187,451	146,400	—
28,994,486	12/07/15	Credit Suisse International	0.48%	Dow Jones U.S. Oil & GasSM Index	897,717	—	(897,717)	—
740,294	11/06/15	Deutsche Bank AG	(0.05)%	iShares® U.S. Energy ETF	(1,321,210)
19,581,390	11/06/15	Deutsche Bank AG	0.85%	Dow Jones U.S. Oil & GasSM Index	1,922,970
20,321,684					601,760	—	(601,760)	—
328,077	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Energy ETF	(3,020,972)
2,569,025	12/07/15	Goldman Sachs International	0.65%	Dow Jones U.S. Oil & GasSM Index	(204,378)
2,897,102					(3,225,350)	3,032,402	192,948	—
1,173,939	11/07/16	Morgan Stanley & Co. International PLC	0.43%	iShares® U.S. Energy ETF	(116,592)
65,471,739	01/06/16	Morgan Stanley & Co. International PLC	0.38%	Dow Jones U.S. Oil & GasSM Index	(1,334,963)
66,645,678					(1,451,555)	858,334	593,221	—
6,636,501	04/08/16	Societe Generale	0.58%	Dow Jones U.S. Oil & GasSM Index	285,364	—	(285,364)	—
11,862,062	12/07/15	UBS AG	0.48%	Dow Jones U.S. Oil & GasSM Index	377,025	(377,025)	—	—
$183,535,115					$(3,177,839)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

196 :: DIG ULTRA OIL & GAS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 71.6%
	Real Estate Investment Trusts — 68.2%
15,896	Alexandria Real Estate Equities, Inc.	$1,474,036
24,754	American Campus Communities, Inc.	965,654
77,850	American Capital Agency Corp.	1,623,951
31,266	American Homes 4 Rent, Class A	521,830
200,364	American Realty Capital Properties, Inc.	1,777,229
93,245	American Tower Corp.	8,652,204
209,105	Annaly Capital Management, Inc.	2,183,056
34,486	Apartment Investment & Management Co., Class A	1,308,054
78,841	ARMOUR Residential REIT, Inc.	235,735
29,140	AvalonBay Communities, Inc.	4,851,810
44,428	BioMed Realty Trust, Inc.	905,887
33,806	Boston Properties, Inc.	4,395,794
39,653	Brandywine Realty Trust	558,314
19,136	Camden Property Trust	1,434,817
37,574	CBL & Associates Properties, Inc.	663,181
45,349	Chimera Investment Corp.	654,386
24,193	Colony Capital, Inc., Class A	620,792
27,579	Columbia Property Trust, Inc.	717,054
26,598	Communications Sales & Leasing, Inc.*	692,878
20,417	Corporate Office Properties Trust	524,104
25,772	Corrections Corp. of America	906,143
45,372	Cousins Properties, Inc.	437,840
73,671	Crown Castle International Corp.	6,007,870
35,939	CubeSmart	854,989
35,758	CYS Investments, Inc.	320,034
19,469	DCT Industrial Trust, Inc.	636,831
66,090	DDR Corp.	1,118,243
44,243	DiamondRock Hospitality Co.	582,680
29,903	Digital Realty Trust, Inc.	1,974,794
30,041	Douglas Emmett, Inc.	882,605
76,076	Duke Realty Corp.	1,488,047
14,583	DuPont Fabros Technology, Inc.	470,156
7,054	EastGroup Properties, Inc.	392,414
12,588	EPR Properties	725,950
28,628	Equity Commonwealth*	737,171
17,660	Equity LifeStyle Properties, Inc.	967,591
80,279	Equity Residential	5,966,335
14,372	Essex Property Trust, Inc.	3,199,495
24,400	Extra Space Storage, Inc.	1,708,732
15,152	Federal Realty Investment Trust	2,037,489
19,851	Gaming and Leisure Properties, Inc.	726,547
138,643	General Growth Properties, Inc.	3,927,756
16,371	GEO Group, Inc. (The)	620,952
21,343	Hatteras Financial Corp.	383,320
101,676	HCP, Inc.	3,936,895
77,116	Health Care REIT, Inc.	5,418,170
Shares			Value
		Common Stocks (a) (continued)
21,937		Healthcare Realty Trust, Inc.	$522,539
27,620		Healthcare Trust of America, Inc., Class A	684,700
20,504		Highwoods Properties, Inc.	860,143
12,752		Home Properties, Inc.	947,729
33,088		Hospitality Properties Trust	998,927
167,162		Host Hotels & Resorts, Inc.	3,329,867
27,164		Invesco Mortgage Capital, Inc.	431,093
41,257		Iron Mountain, Inc.	1,504,643
19,060		Kilroy Realty Corp.	1,316,474
91,043		Kimco Realty Corp.	2,181,390
18,428		Kite Realty Group Trust	498,477
17,711		Lamar Advertising Co., Class A	1,073,641
24,917		LaSalle Hotel Properties	908,474
46,635		Lexington Realty Trust	428,109
32,857		Liberty Property Trust	1,148,024
31,062		Macerich Co. (The)	2,550,501
18,478		Mack-Cali Realty Corp.	312,278
46,053		Medical Properties Trust, Inc.	624,479
81,727		MFA Financial, Inc.	648,912
16,614		Mid-America Apartment Communities, Inc.	1,269,143
29,177		National Retail Properties, Inc.	1,094,429
60,464		NorthStar Realty Finance Corp.	1,096,817
34,850		Omega Healthcare Investors, Inc.	1,255,645
30,132		Outfront Media, Inc.	834,958
31,796		Paramount Group, Inc.	583,139
15,826		Pebblebrook Hotel Trust	678,619
34,054		Piedmont Office Realty Trust, Inc., Class A	585,388
38,850		Plum Creek Timber Co., Inc.	1,602,951
12,047		Post Properties, Inc.	684,390
8,962		Potlatch Corp.	325,141
113,013		Prologis, Inc.	4,474,185
32,031		Public Storage	6,199,280
27,935		Rayonier, Inc.	721,282
49,661		Realty Income Corp.	2,263,052
18,410		Redwood Trust, Inc.	296,585
20,771		Regency Centers Corp.	1,311,481
52,123		Retail Properties of America, Inc., Class A	781,845
29,133		RLJ Lodging Trust	880,691
11,259		Ryman Hospitality Properties, Inc.	620,483
51,854		Senior Housing Properties Trust	1,037,599
68,596		Simon Property Group, Inc.	12,443,314
21,764		SL Green Realty Corp.	2,582,516
7,846		Sovran Self Storage, Inc.	715,634
96,741		Spirit Realty Capital, Inc.	1,043,835
52,148		Starwood Property Trust, Inc.	1,245,816
—	#	Starwood Waypoint Residential Trust	10
60,637		Strategic Hotels & Resorts, Inc.*	732,495
11,090		Sun Communities, Inc.	699,890

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA REAL ESTATE URE :: 197

Shares		Value
	Common Stocks (a) (continued)
46,012	Sunstone Hotel Investors, Inc.	$702,143
20,834	Tanger Factory Outlet Centers, Inc.	700,647
13,972	Taubman Centers, Inc.	1,034,347
80,792	Two Harbors Investment Corp.	863,666
57,101	UDR, Inc.	1,859,209
20,371	Urban Edge Properties	440,014
73,001	Ventas, Inc.	4,856,026
38,558	Vornado Realty Trust	3,851,559
14,745	Washington Real Estate Investment Trust	369,362
24,871	Weingarten Realty Investors	838,899
115,851	Weyerhaeuser Co.	3,772,109
21,346	WP Carey, Inc.	1,359,527
40,847	WP GLIMCHER, Inc.	574,717
25,024	Xenia Hotels & Resorts, Inc.	564,541
		172,007,594
	Real Estate Management & Development — 3.4%
10,020	Alexander & Baldwin, Inc.	411,521
61,729	CBRE Group, Inc., Class A*	2,360,517
43,073	Forest City Enterprises, Inc., Class A*	993,263
7,959	Howard Hughes Corp. (The)*	1,172,281
9,894	Jones Lang LaSalle, Inc.	1,713,938
32,304	Realogy Holdings Corp.*	1,516,673
20,368	St. Joe Co. (The)*	324,462
		8,492,655
	Total Common Stocks (Cost $174,006,585)	180,500,249
Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
		U.S. Treasury Bill
$510,000	0.00%, due 09/17/15	$509,981
	Total U.S. Government & Agency Security (Cost $509,882)	509,981
	Repurchase Agreements (a)(b) — 5.3%
13,371,007	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $13,371,090	13,371,007
	Total Repurchase Agreements (Cost $13,371,007)	13,371,007
	Total Investment Securities (Cost $187,887,474) — 77.1%	194,381,237
	Other assets less liabilities — 22.9%	57,630,529
	Net Assets — 100.0%	$252,011,766

*  Non-income producing security.

#  Amount represents less than one share.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $19,139,742.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,830,366
Aggregate gross unrealized depreciation	(3,390,971)
Net unrealized appreciation	$6,439,395
Federal income tax cost of investments	$187,941,842

See accompanying notes to the financial statements.

198 :: URE ULTRA REAL ESTATE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Real Estate had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$10,752,123	11/06/15	Bank of America, N.A.	0.73%	Dow Jones U.S. Real EstateSM Index	$5,410,864
75,013,444	11/06/15	Bank of America, N.A.	0.17%	iShares® U.S. Real Estate ETF	971,235
85,765,567					6,382,099	$(6,382,099)	$—	$—
3,497,307	12/07/15	Citibank, N.A.	0.85%	Dow Jones U.S. Real EstateSM Index	633,648	(633,648)	—	—
8,742,709	12/07/15	Credit Suisse International	0.48%	Dow Jones U.S. Real EstateSM Index	8,352,870	—	(8,352,870)	—
3,789,184	11/06/15	Deutsche Bank AG	0.05%	iShares® U.S. Real Estate ETF	1,777,686
14,289,475	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. Real EstateSM Index	17,072,214
18,078,659					18,849,900	—	(18,849,900)	—
1,767,461	12/07/15	Goldman Sachs International	0.18%	iShares® U.S. Real Estate ETF	743,633
10,737,938	11/07/16	Goldman Sachs International	0.65%	Dow Jones U.S. Real EstateSM Index	9,339,772
12,505,399					10,083,405	(10,083,405)	—	—
2,774,469	11/07/16	Morgan Stanley & Co. International PLC	(0.32)%	iShares® U.S. Real Estate ETF	(264,555)
10,335,116	11/06/15	Morgan Stanley & Co. International PLC	0.43%	Dow Jones U.S. Real EstateSM Index	4,637,011
13,109,585					4,372,456	(4,372,456)	—	—
173,418,035	01/06/17	Societe Generale	0.58%	Dow Jones U.S. Real EstateSM Index	1,827,776	—	(1,827,776)	—
7,612,543	12/07/15	UBS AG	0.38%	Dow Jones U.S. Real EstateSM Index	5,450,951	(5,450,951)	—	—
$322,729,804					$55,953,105

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA REAL ESTATE URE :: 199

Shares		Value
	Common Stocks (a) — 82.3%
	Banks — 82.3%
5,214	Associated Banc-Corp	$98,910
4,813	Bancorp, Inc. (The)*	46,542
4,253	BancorpSouth, Inc.	102,880
1,604	Bank of Hawaii Corp.	100,683
2,657	Bank of the Ozarks, Inc.	116,827
3,004	BankUnited, Inc.	100,904
1,247	Banner Corp.	56,140
2,537	BB&T Corp.	100,135
7,025	BBCN Bancorp, Inc.	101,160
1,635	BOK Financial Corp.	105,752
7,979	Boston Private Financial Holdings, Inc.	100,057
1,682	Capital Bank Financial Corp., Class A*	47,971
1,779	Cardinal Financial Corp.	36,719
3,608	Cathay General Bancorp	109,034
3,411	Central Pacific Financial Corp.	79,886
2,195	CIT Group, Inc.	101,541
3,985	Citizens Financial Group, Inc.	106,957
1,115	City National Corp./CA	102,781
3,421	Columbia Banking System, Inc.	103,348
2,333	Commerce Bancshares, Inc./MO	104,075
2,687	Community Bank System, Inc.	94,878
1,421	Cullen/Frost Bankers, Inc.	104,316
2,078	Customers Bancorp, Inc.*	52,158
6,169	CVB Financial Corp.	101,172
2,425	East West Bancorp, Inc.	104,032
5,173	Fifth Third Bancorp	104,701
12,535	First BanCorp./Puerto Rico*	76,714
393	First Citizens BancShares, Inc., Class A	94,752
6,273	First Commonwealth Financial Corp.	57,084
3,280	First Financial Bancorp	56,974
3,560	First Financial Bankshares, Inc.	107,263
6,779	First Horizon National Corp.	100,058
2,121	First Interstate BancSystem, Inc., Class A	57,776
5,634	First Midwest Bancorp, Inc./IL	100,060
1,233	First NBC Bank Holding Co.*	41,910
10,787	First Niagara Financial Group, Inc.	96,112
1,730	First Republic Bank/CA	104,751
5,067	FirstMerit Corp.	99,516
7,405	FNB Corp./PA	99,893
7,954	Fulton Financial Corp.	100,698
3,894	Glacier Bancorp, Inc.	109,577
3,250	Hancock Holding Co.	94,672
2,394	Hanmi Financial Corp.	52,967
4,938	Hilltop Holdings, Inc.*	107,797
2,538	Home BancShares, Inc./AR	86,571
Shares		Value
	Common Stocks (a) (continued)
8,876	Huntington Bancshares, Inc./OH	$98,790
1,539	IBERIABANK Corp.	98,912
1,449	Independent Bank Corp./MA	65,364
3,683	International Bancshares Corp.	96,126
8,591	Investors Bancorp, Inc.	103,178
6,803	KeyCorp	99,188
3,618	LegacyTexas Financial Group, Inc.	93,851
788	M&T Bank Corp.	95,253
3,116	MB Financial, Inc.	100,398
4,376	National Bank Holdings Corp., Class A	83,669
9,081	National Penn Bancshares, Inc.	97,167
1,735	NBT Bancorp, Inc.	42,716
5,689	OFG Bancorp	74,753
6,954	Old National Bancorp/IN	94,644
2,100	PacWest Bancorp	94,269
1,802	Pinnacle Financial Partners, Inc.	89,217
1,032	PNC Financial Services Group, Inc. (The)	98,752
2,774	Popular, Inc.*	90,127
2,739	PrivateBancorp, Inc.	104,438
1,886	Prosperity Bancshares, Inc.	101,033
9,960	Regions Financial Corp.	100,496
752	Signature Bank/NY*	105,017
2,773	Southside Bancshares, Inc.	74,456
2,741	State Bank Financial Corp.	56,136
7,205	Sterling Bancorp/DE	97,340
2,326	SunTrust Banks, Inc.	99,274
7,215	Susquehanna Bancshares, Inc.	100,216
784	SVB Financial Group*	105,769
3,489	Synovus Financial Corp.	101,251
4,587	Talmer Bancorp, Inc., Class A	72,887
6,185	TCF Financial Corp.	97,352
1,942	Texas Capital Bancshares, Inc.*	105,645
4,045	Trustmark Corp.	96,473
1,903	UMB Financial Corp.	98,556
5,739	Umpqua Holdings Corp.	100,949
2,599	United Bankshares, Inc./WV	98,398
4,117	United Community Banks, Inc./GA	78,841
10,207	Valley National Bancorp	99,824
2,706	Webster Financial Corp.	102,530
2,243	Westamerica Bancorp.	102,640
3,322	Western Alliance Bancorp.*	104,145
5,074	Wilshire Bancorp, Inc.	56,017
2,038	Wintrust Financial Corp.	102,104
3,578	Zions Bancorp.	103,333
		8,110,198
	Total Common Stocks (Cost $7,926,395)	8,110,198

See accompanying notes to the financial statements.

200 :: KRU ULTRA S&P REGIONAL BANKING :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.0%
$1,671,451	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,671,461	$1,671,451
	Total Repurchase Agreements (Cost $1,671,451)	1,671,451
	Total Investment Securities (Cost $9,597,846) — 99.3%	9,781,649
	Other assets less liabilities — 0.7%	72,968
	Net Assets — 100.0%	$9,854,617

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,633,338.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$378,225
Aggregate gross unrealized depreciation	(214,162)
Net unrealized appreciation	$164,063
Federal income tax cost of investments	$9,617,586

Swap Agreements1

Ultra S&P Regional Banking had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$4,312,017	11/07/16	Bank of America, N.A.	0.18%	S&P Regional Banks Select Industry Index	$32,171	$—	$—	$32,171
1,994,418	11/07/16	Deutsche Bank AG	0.15%	S&P Regional Banks Select Industry Index	23,310	—	—	23,310
1,748,087	11/07/16	Morgan Stanley & Co. International PLC	0.18%	S&P Regional Banks Select Industry Index	16,640	—	—	16,640
586,642	11/07/16	Societe Generale	0.58%	S&P Regional Banks Select Industry Index	5,299	—	—	5,299
2,982,697	11/07/16	UBS AG	0.53%	S&P Regional Banks Select Industry Index	8,409	—	—	8,409
$11,623,861					$85,829

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA S&P REGIONAL BANKING KRU :: 201

Shares		Value
	Common Stocks (a) — 73.1%
	Communications Equipment — 0.3%
1,906	InterDigital, Inc.	$111,749
	Semiconductors & Semiconductor Equipment — 72.8%
32,313	Advanced Micro Devices, Inc.*	73,674
15,443	Altera Corp.	754,390
15,993	Analog Devices, Inc.	1,086,884
63,060	Applied Materials, Inc.	1,269,398
21,363	Atmel Corp.	189,490
13,169	Avago Technologies Ltd.	1,949,934
27,975	Broadcom Corp., Class A	1,590,379
2,767	Cavium, Inc.*	194,714
5,729	Cree, Inc.*	173,474
16,310	Cypress Semiconductor Corp.*	223,936
6,009	Fairchild Semiconductor International, Inc.*	119,699
7,610	Integrated Device Technology, Inc.*	180,014
243,063	Intel Corp.	8,375,950
8,348	KLA-Tencor Corp.	498,042
8,176	Lam Research Corp.	672,476
12,276	Linear Technology Corp.	587,407
21,772	Marvell Technology Group Ltd.	304,590
14,520	Maxim Integrated Products, Inc.	509,216
10,339	Microchip Technology, Inc.	507,955
55,290	Micron Technology, Inc.*	1,544,250
4,881	Microsemi Corp.*	177,620
26,501	NVIDIA Corp.	586,467
22,370	ON Semiconductor Corp.*	296,626
7,620	Qorvo, Inc.*	625,983
3,426	Semtech Corp.*	73,179
2,011	Silicon Laboratories, Inc.*	111,490
9,793	Skyworks Solutions, Inc.	1,070,962
12,933	SunEdison, Inc.*	387,602
1,884	Synaptics, Inc.*	187,722
11,177	Teradyne, Inc.	236,393
53,742	Texas Instruments, Inc.	3,005,253
13,418	Xilinx, Inc.	636,282
		28,201,451
	Total Common Stocks (Cost $23,240,427)	28,313,200
Principal Amount		Value
	Repurchase Agreements (a)(b) — 16.7%
$6,459,994	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $6,460,035	$6,459,994
	Total Repurchase Agreements (Cost $6,459,994)	6,459,994
	Total Investment Securities (Cost $29,700,421) — 89.8%	34,773,194
	Other assets less liabilities — 10.2%	3,940,228
	Net Assets — 100.0%	$38,713,422

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $2,448,051.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,287,556
Aggregate gross unrealized depreciation	(469,322)
Net unrealized appreciation	$4,818,234
Federal income tax cost of investments	$29,954,960

See accompanying notes to the financial statements.

202 :: USD ULTRA SEMICONDUCTORS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Semiconductors had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$5,715,089	11/07/16	Bank of America, N.A.	0.58%	Dow Jones U.S. SemiconductorsSM Index	$241,011	$—	$—	$241,011
446,552	12/07/15	Credit Suisse International	0.48%	Dow Jones U.S. SemiconductorsSM Index	53,504	—	—	53,504
27,893,327	01/06/16	Deutsche Bank AG	0.45%	Dow Jones U.S. SemiconductorsSM Index	2,408,524	—	(2,200,000)	208,524
10,865,721	11/07/16	Morgan Stanley & Co. International PLC	0.48%	Dow Jones U.S. SemiconductorsSM Index	1,094,425	(1,037,000)	—	57,425
3,382,169	11/07/16	Societe Generale	0.58%	Dow Jones U.S. SemiconductorsSM Index	356,128	—	(280,000)	76,128
813,187	12/07/15	UBS AG	0.53%	Dow Jones U.S. SemiconductorsSM Index	154,408	(36,518)	—	117,890
$49,116,045					$4,308,000

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA SEMICONDUCTORS USD :: 203

Shares		Value
	Common Stocks (a) — 64.0%
	Commercial Services & Supplies — 0.1%
5,863	Pitney Bowes, Inc.	$128,107
	Communications Equipment — 6.1%
3,841	ARRIS Group, Inc.*	126,791
12,564	Brocade Communications Systems, Inc.	155,354
3,407	Ciena Corp.*	82,177
148,452	Cisco Systems, Inc.	4,351,128
3,010	CommScope Holding Co., Inc.*	93,822
1,250	EchoStar Corp., Class A*	62,625
2,098	F5 Networks, Inc.*	263,698
3,008	Finisar Corp.*	65,875
3,584	Harris Corp.	283,925
1,080	InterDigital, Inc.	63,320
6,766	JDS Uniphase Corp.*	86,740
10,534	Juniper Networks, Inc.	292,845
5,545	Motorola Solutions, Inc.	327,155
1,944	Palo Alto Networks, Inc.*	329,489
1,139	Plantronics, Inc.	62,839
3,902	Polycom, Inc.*	52,560
47,971	QUALCOMM, Inc.	3,342,619
1,274	ViaSat, Inc.*	80,249
		10,123,211
	Electronic Equipment, Instruments & Components — 0.6%
3,771	CDW Corp.	139,904
36,972	Corning, Inc.	773,454
4,543	Ingram Micro, Inc., Class A*	121,798
1,112	Tech Data Corp.*	70,190
		1,105,346
	Health Care Technology — 0.5%
4,935	Allscripts Healthcare Solutions, Inc.*	69,435
1,108	athenahealth, Inc.*	129,193
8,866	Cerner Corp.*	596,593
1,582	Medidata Solutions, Inc.*	91,772
		886,993
	Household Durables — 0.1%
3,514	Garmin Ltd.	159,817
	Internet Software & Services — 11.5%
5,201	Akamai Technologies, Inc.*	396,680
2,281	AOL, Inc.*	114,073
372	Box, Inc., Class A*	6,562
32,023	eBay, Inc.*	1,964,931
1,643	Equinix, Inc.(REIT)	440,439
61,049	Facebook, Inc., Class A*	4,834,470
8,305	Google, Inc., Class A*	4,528,883
Shares		Value
	Common Stocks (a) (continued)
8,341	Google, Inc., Class C*	$4,438,330
2,242	IAC/InterActiveCorp	168,307
1,333	j2 Global, Inc.	88,525
5,352	Pandora Media, Inc.*	99,922
3,415	Rackspace Hosting, Inc.*	136,907
14,947	Twitter, Inc.*	548,106
3,059	VeriSign, Inc.*	193,298
25,318	Yahoo!, Inc.*	1,087,028
1,240	Zillow Group, Inc., Class A*	113,324
		19,159,785
	IT Services — 4.3%
4,518	Amdocs Ltd.	247,812
703	CACI International, Inc., Class A*	60,191
17,728	Cognizant Technology Solutions Corp., Class A*	1,147,356
4,102	Computer Sciences Corp.	281,397
831	DST Systems, Inc.	98,390
2,414	Gartner, Inc.*	211,177
26,733	International Business Machines Corp.	4,535,253
1,809	Leidos Holdings, Inc.	76,883
1,143	Science Applications International Corp.	60,579
4,221	Teradata Corp.*	164,366
4,221	Vantiv, Inc., Class A*	168,840
3,307	VeriFone Systems, Inc.*	126,228
		7,178,472
	Semiconductors & Semiconductor Equipment — 9.6%
18,310	Advanced Micro Devices, Inc.*	41,747
8,750	Altera Corp.	427,437
9,063	Analog Devices, Inc.	615,921
35,732	Applied Materials, Inc.	719,285
12,105	Atmel Corp.	107,371
7,462	Avago Technologies Ltd.	1,104,898
15,851	Broadcom Corp., Class A	901,129
1,568	Cavium, Inc.*	110,340
3,246	Cree, Inc.*	98,289
9,242	Cypress Semiconductor Corp.*	126,893
3,405	Fairchild Semiconductor International, Inc.*	67,828
4,313	Integrated Device Technology, Inc.*	102,024
137,728	Intel Corp.	4,746,107
4,730	KLA-Tencor Corp.	282,192
4,633	Lam Research Corp.	381,064
6,956	Linear Technology Corp.	332,845
12,337	Marvell Technology Group Ltd.	172,595
8,228	Maxim Integrated Products, Inc.	288,556
5,859	Microchip Technology, Inc.	287,853
31,330	Micron Technology, Inc.*	875,047

See accompanying notes to the financial statements.

204 :: ROM ULTRA TECHNOLOGY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
2,766	Microsemi Corp.*	$100,655
15,016	NVIDIA Corp.	332,304
12,676	ON Semiconductor Corp.*	168,084
4,317	Qorvo, Inc.*	354,641
1,941	Semtech Corp.*	41,460
1,139	Silicon Laboratories, Inc.*	63,146
5,549	Skyworks Solutions, Inc.	606,839
7,328	SunEdison, Inc.*	219,620
1,068	Synaptics, Inc.*	106,415
6,333	Teradyne, Inc.	133,943
30,452	Texas Instruments, Inc.	1,702,876
7,603	Xilinx, Inc.	360,534
		15,979,938
	Software — 14.6%
3,370	ACI Worldwide, Inc.*	80,240
13,839	Adobe Systems, Inc.*	1,094,527
2,618	ANSYS, Inc.*	233,002
2,565	Aspen Technology, Inc.*	109,782
6,592	Autodesk, Inc.*	356,957
9,272	CA, Inc.	282,332
8,501	Cadence Design Systems, Inc.*	168,235
4,679	CDK Global, Inc.	249,344
4,648	Citrix Systems, Inc.*	302,166
1,228	CommVault Systems, Inc.*	54,560
914	Fair Isaac Corp.	80,176
4,125	Fortinet, Inc.*	165,248
2,022	Guidewire Software, Inc.*	97,966
3,183	Informatica Corp.*	154,057
8,047	Intuit, Inc.	838,095
2,159	Manhattan Associates, Inc.*	118,421
2,845	Mentor Graphics Corp.	74,283
238,576	Microsoft Corp.	11,179,671
1,027	NetSuite, Inc.*	95,942
7,474	Nuance Communications, Inc.*	126,086
93,225	Oracle Corp.	4,054,355
3,342	PTC, Inc.*	137,924
2,627	Qlik Technologies, Inc.*	95,019
5,334	Red Hat, Inc.*	412,158
2,674	Rovi Corp.*	44,816
17,595	Salesforce.com, inc.*	1,280,036
3,838	ServiceNow, Inc.*	294,029
1,930	SolarWinds, Inc.*	91,579
1,954	Solera Holdings, Inc.	96,391
3,527	Splunk, Inc.*	238,496
1,971	SS&C Technologies Holdings, Inc.	116,151
19,844	Symantec Corp.	488,659
4,469	Synopsys, Inc.*	222,958
1,159	Tableau Software, Inc., Class A*	131,210
977	Tyler Technologies, Inc.*	118,686
831	Ultimate Software Group, Inc. (The)*	134,448
Shares		Value
	Common Stocks (a) (continued)
1,765	Verint Systems, Inc.*	$114,143
2,508	VMware, Inc., Class A*	218,999
2,759	Workday, Inc., Class A*	217,740
		24,368,887
	Technology Hardware, Storage & Peripherals — 16.6%
3,040	3D Systems Corp.*	66,485
169,390	Apple, Inc.	22,068,129
1,882	Diebold, Inc.	64,327
1,363	Electronics For Imaging, Inc.*	58,922
57,816	EMC Corp.	1,522,873
52,857	Hewlett-Packard Co.	1,765,424
1,765	Lexmark International, Inc., Class A	81,155
4,905	NCR Corp.*	147,395
9,067	NetApp, Inc.	302,838
6,194	SanDisk Corp.	423,546
9,548	Seagate Technology PLC	531,251
6,315	Western Digital Corp.	614,828
		27,647,173
	Total Common Stocks (Cost $100,631,959)	106,737,729
Principal Amount
	Repurchase Agreements (a)(b) — 6.2%
$10,300,435	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $10,300,498	10,300,435
	Total Repurchase Agreements (Cost $10,300,435)	10,300,435
	Total Investment Securities (Cost $110,932,394) — 70.2%	117,038,164
	Other assets less liabilities — 29.8%	49,692,383
	Net Assets — 100.0%	$166,730,547

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $62,855,983.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA TECHNOLOGY ROM :: 205

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,060,968
Aggregate gross unrealized depreciation	(3,986,138)
Net unrealized appreciation	$6,074,830
Federal income tax cost of investments	$110,963,334

Swap Agreements1

Ultra Technology had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,456,493	11/06/15	Bank of America, N.A.	0.58%	Dow Jones U.S. TechnologySM Index	$3,620,516
12,614,752	11/06/15	Bank of America, N.A.	0.12%	iShares® U.S. Technology ETF	7,203,823
16,071,245					10,824,339	$(10,824,339)	$—	$—
10,264,860	02/08/16	Citibank, N.A.	0.45%	Dow Jones U.S. TechnologySM Index	6,363,288	(6,363,288)	—	—
8,404,521	04/06/16	Credit Suisse International	0.48%	Dow Jones U.S. TechnologySM Index	1,609,652	(779,289)	(830,363)	—
33,792,065	01/06/16	Deutsche Bank AG	0.35%	Dow Jones U.S. TechnologySM Index	9,362,005	—	(9,362,005)	—
4,560,338	03/07/16	Goldman Sachs International	0.18%	iShares® U.S. Technology ETF	392,623
76,966,473	02/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. TechnologySM Index	7,321,754
81,526,811					7,714,377	(7,714,377)	—	—
4,946,306	11/06/15	Morgan Stanley & Co. International PLC	0.48%	Dow Jones U.S. TechnologySM Index	2,741,262
48,594,274	01/06/16	Morgan Stanley & Co. International PLC	0.43%	iShares® U.S. Technology ETF	1,943,335
53,540,580					4,684,597	(4,684,597)	—	—
7,450,410	11/06/15	Societe Generale	0.58%	Dow Jones U.S. TechnologySM Index	6,504,500	—	(6,504,500)	—
15,726,052	12/07/15	UBS AG	0.48%	Dow Jones U.S. TechnologySM Index	1,974,574	(1,974,574)	—	—
$226,776,544					$49,037,332

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

206 :: ROM ULTRA TECHNOLOGY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 75.1%
	Communications Equipment — 2.1%
13,995	Ruckus Wireless, Inc.*	$147,088
	Diversified Telecommunication Services — 49.8%
23,167	8x8, Inc.*	193,213
14,842	AT&T, Inc.	512,643
2,595	Atlantic Tele-Network, Inc.	173,995
9,142	CenturyLink, Inc.	303,880
49,650	Cincinnati Bell, Inc.*	181,719
8,688	Consolidated Communications Holdings, Inc.	180,015
36,270	Frontier Communications Corp.	186,790
11,432	General Communication, Inc., Class A*	183,712
54,954	Globalstar, Inc.*	145,628
15,403	inContact, Inc.*	149,717
18,435	Iridium Communications, Inc.*	190,802
5,731	Level 3 Communications, Inc.*	317,956
10,462	Verizon Communications, Inc.	517,241
38,968	Vonage Holdings Corp.*	181,591
5,362	Windstream Holdings, Inc.	43,620
		3,462,522
	Wireless Telecommunication Services — 23.2%
2,563	SBA Communications Corp., Class A*	286,569
5,961	Shenandoah Telecommunications Co.	187,354
8,832	Spok Holdings, Inc.	153,235
47,046	Sprint Corp.*	218,764
8,666	Telephone & Data Systems, Inc.	257,294
8,551	T-Mobile US, Inc.*	332,463
4,461	United States Cellular Corp.*	174,425
		1,610,104
	Total Common Stocks (Cost $4,980,208)	5,219,714
No. of Rights
	Right — 0.3%
6,893	Leap Wireless International, Inc.*^(c)	17,370
		17,370
	Total Right (Cost $—)	17,370
Principal Amount		Value
	Repurchase Agreements (a)(b) — 8.1%
$566,529	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $566,532	$566,529
	Total Repurchase Agreements (Cost $566,529)	566,529
	Total Investment Securities (Cost $5,546,737) — 83.5%	5,803,613
	Other assets less liabilities — 16.5%	1,150,112
	Net Assets — 100.0%	$6,953,725

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $17,370 or 0.25% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $2,263,419.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed to be illiquid as of May 31, 2015.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$452,031
Aggregate gross unrealized depreciation	(196,065)
Net unrealized appreciation	$255,966
Federal income tax cost of investments	$5,547,647

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA TELECOMMUNICATIONS LTL :: 207

Swap Agreements1

Ultra Telecommunications had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$473,308	11/06/15	Bank of America, N.A.	0.33%	Dow Jones U.S. Select TelecommunicationsSM Index	$247,057
844,943	11/06/15	Bank of America, N.A.	(0.13)%	iShares® U.S. Telecommunications ETF	44,450
1,318,251					291,507	$(240,896)	$—	$50,611
3,466,444	09/07/16	Citibank, N.A.	0.45%	Dow Jones U.S. Select TelecommunicationsSM Index	246,433	(246,433)	—	—
186,676	12/07/15	Credit Suisse International	0.48%	Dow Jones U.S. Select TelecommunicationsSM Index	12,117	—	—	12,117
993,756	11/06/15	Deutsche Bank AG	0.05%	iShares® U.S. Telecommunications ETF	49,496
1,264,245	03/07/16	Deutsche Bank AG	0.35%	Dow Jones U.S. Select TelecommunicationsSM Index	168,495
2,258,001					217,991	—	(217,991)	—
236,166	11/06/15	Goldman Sachs International	0.65%	Dow Jones U.S. Select TelecommunicationsSM Index	11,471	—	—	11,471
71,827	11/06/15	Morgan Stanley & Co. International PLC	0.48%	Dow Jones U.S. Select TelecommunicationsSM Index	5,481
212,868	11/07/16	Morgan Stanley & Co. International PLC	0.03%	iShares® U.S. Telecommunications ETF	10,729
284,695					16,210	(9,082)	—	7,128
362,873	11/06/15	Societe Generale	0.58%	Dow Jones U.S. Select TelecommunicationsSM Index	32,802	—	—	32,802
583,448	02/08/16	UBS AG	0.38%	Dow Jones U.S. Select TelecommunicationsSM Index	308,936	(292,799)	—	16,137
$8,696,554					$1,137,467

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

208 :: LTL ULTRA TELECOMMUNICATIONS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA TELECOMMUNICATIONS LTL :: 209

Shares		Value
	Common Stocks (a) — 82.6%
	Electric Utilities — 43.2%
1,836	ALLETE, Inc.	$92,443
20,045	American Electric Power Co., Inc.	1,128,333
2,476	Cleco Corp.	134,323
28,967	Duke Energy Corp.	2,193,671
13,339	Edison International	811,144
1,652	El Paso Electric Co.	60,083
7,389	Entergy Corp.	565,037
12,970	Eversource Energy	638,772
35,202	Exelon Corp.	1,190,884
17,243	FirstEnergy Corp.	615,230
6,311	Great Plains Energy, Inc.	164,528
4,205	Hawaiian Electric Industries, Inc.	128,421
2,058	IDACORP, Inc.	122,389
6,354	ITC Holdings Corp.	224,233
18,155	NextEra Energy, Inc.	1,857,983
10,350	Pepco Holdings, Inc.	282,037
4,527	Pinnacle West Capital Corp.	275,785
3,261	PNM Resources, Inc.	86,710
3,202	Portland General Electric Co.	111,942
27,306	PPL Corp.	947,791
37,250	Southern Co. (The)	1,627,452
2,315	UIL Holdings Corp.	117,347
5,410	Westar Energy, Inc.	198,385
20,715	Xcel Energy, Inc.	705,346
		14,280,269
	Gas Utilities — 5.2%
4,899	AGL Resources, Inc.	246,763
4,127	Atmos Energy Corp.	222,941
3,450	National Fuel Gas Co.	221,662
3,497	New Jersey Resources Corp.	105,155
2,135	ONE Gas, Inc.	94,645
3,225	Piedmont Natural Gas Co., Inc.	120,260
7,185	Questar Corp.	163,099
2,787	South Jersey Industries, Inc.	73,549
1,909	Southwest Gas Corp.	103,964
7,074	UGI Corp.	264,568
2,036	WGL Holdings, Inc.	117,151
		1,733,757
	Independent Power and Renewable Electricity Producers — 3.5%
27,947	AES Corp. (The)	380,079
14,169	Calpine Corp.*	284,797
4,228	Dynegy, Inc.*	136,734
13,825	NRG Energy, Inc.	348,390
		1,150,000
Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities — 28.9%
4,542	Alliant Energy Corp.	$278,425
9,933	Ameren Corp.	399,605
2,348	Avista Corp.	75,136
1,829	Black Hills Corp.	87,390
17,596	CenterPoint Energy, Inc.	358,430
11,277	CMS Energy Corp.	384,997
11,991	Consolidated Edison, Inc.	741,523
24,078	Dominion Resources, Inc.	1,697,981
7,256	DTE Energy Co.	574,893
3,256	Integrys Energy Group, Inc.	234,139
12,946	NiSource, Inc.	610,792
1,926	NorthWestern Corp.	100,190
19,504	PG&E Corp.	1,042,879
20,723	Public Service Enterprise Group, Inc.	883,421
5,851	SCANA Corp.	311,039
9,479	Sempra Energy	1,018,708
9,643	TECO Energy, Inc.	181,771
3,381	Vectren Corp.	143,929
9,232	Wisconsin Energy Corp.	445,721
		9,570,969
	Water Utilities — 1.8%
7,361	American Water Works Co., Inc.	389,176
7,239	Aqua America, Inc.	190,531
		579,707
	Total Common Stocks (Cost $29,091,932)	27,314,702
Principal Amount
	Repurchase Agreements (a)(b) — 8.9%
$2,954,518	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $2,954,536	2,954,518
	Total Repurchase Agreements (Cost $2,954,518)	2,954,518
	Total Investment Securities (Cost $32,046,450) — 91.5%	30,269,220
	Other assets less liabilities — 8.5%	2,811,367
	Net Assets — 100.0%	$33,080,587

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $7,708,484.

See accompanying notes to the financial statements.

210 :: UPW ULTRA UTILITIES :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,124
Aggregate gross unrealized depreciation	(1,869,316)
Net unrealized depreciation	$(1,786,192)
Federal income tax cost of investments	$32,055,412

Swap Agreements1

Ultra Utilities had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$6,710,613	11/06/15	Bank of America, N.A.	0.02%	iShares® U.S. Utilities ETF	$196,606
6,969,329	11/06/15	Bank of America, N.A.	0.48%	Dow Jones U.S. UtilitiesSM Index	568,027
13,679,942					764,633	$(687,457)	$—	$77,176
1,145,530	04/06/16	Credit Suisse International	0.48%	Dow Jones U.S. UtilitiesSM Index	760,303	—	(760,303)	—
9,182,842	11/06/15	Deutsche Bank AG	0.25%	Dow Jones U.S. UtilitiesSM Index	824,597	—	(650,000)	174,597
511,997	11/06/15	Morgan Stanley & Co. International PLC	0.48%	Dow Jones U.S. UtilitiesSM Index	245,534
663,198	11/07/16	Morgan Stanley & Co. International PLC	0.03%	iShares® U.S. Utilities ETF	(10,023)
1,175,195					235,511	(235,511)	—	—
2,068,400	11/06/15	Societe Generale	0.58%	Dow Jones U.S. UtilitiesSM Index	500,558	—	(500,558)	—
11,604,255	11/07/16	UBS AG	0.48%	Dow Jones U.S. UtilitiesSM Index	(744,870)	684,802	60,068	—
$38,856,164					$2,340,732

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA UTILITIES UPW :: 211

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 66.6%
706	ACE Ltd. (Insurance)	0.6%	$75,175
947	Aflac, Inc. (Insurance)	0.4%	58,922
903	Allstate Corp. (The) (Insurance)	0.5%	60,790
1,890	American Express Co. (Consumer Finance)	1.2%	150,671
2,960	American International Group, Inc. (Insurance)	1.3%	173,486
911	American Tower Corp. (Real Estate Investment Trusts)	0.6%	84,532
394	Ameriprise Financial, Inc. (Capital Markets)	0.4%	49,088
604	Aon PLC (Insurance)	0.5%	61,137
284	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.4%	47,286
22,686	Bank of America Corp. (Banks)	2.9%	374,319
2,402	Bank of New York Mellon Corp. (The) (Capital Markets)	0.8%	104,151
1,551	BB&T Corp. (Banks)	0.5%	61,218
3,933	Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	4.3%	562,420
274	BlackRock, Inc. (Capital Markets)	0.8%	100,224
330	Boston Properties, Inc. (Real Estate Investment Trusts)	0.3%	42,910
1,190	Capital One Financial Corp. (Consumer Finance)	0.8%	99,436
2,474	Charles Schwab Corp. (The) (Capital Markets)	0.6%	78,302
498	Chubb Corp. (The) (Insurance)	0.4%	48,555
6,543	Citigroup, Inc. (Banks)	2.7%	353,845
682	CME Group, Inc. (Diversified Financial Services)	0.5%	64,244
719	Crown Castle International Corp. (Real Estate Investment Trusts)	0.4%	58,634
964	Discover Financial Services (Consumer Finance)	0.4%	56,172
780	Equity Residential (Real Estate Investment Trusts)	0.4%	57,970
844	Franklin Resources, Inc. (Capital Markets)	0.3%	42,968
1,351	General Growth Properties, Inc. (Real Estate Investment Trusts)	0.3%	38,274
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
872	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.4%	$179,798
989	HCP, Inc. (Real Estate Investment Trusts)	0.3%	38,294
754	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.4%	52,976
243	Intercontinental Exchange, Inc. (Diversified Financial Services)	0.4%	57,538
8,040	JPMorgan Chase & Co. (Banks)	4.1%	528,871
1,165	Marsh & McLennan Cos., Inc. (Insurance)	0.5%	67,838
2,110	MasterCard, Inc., Class A (IT Services)	1.5%	194,669
590	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.5%	61,212
2,410	MetLife, Inc. (Insurance)	1.0%	125,947
383	Moody's Corp. (Diversified Financial Services)	0.3%	41,402
3,325	Morgan Stanley (Capital Markets)	1.0%	127,015
1,123	PNC Financial Services Group, Inc. (The) (Banks)	0.8%	107,460
1,104	Prologis, Inc. (Real Estate Investment Trusts)	0.3%	43,707
979	Prudential Financial, Inc. (Insurance)	0.6%	82,833
312	Public Storage (Real Estate Investment Trusts)	0.5%	60,384
669	Simon Property Group, Inc. (Real Estate Investment Trusts)	0.9%	121,357
889	State Street Corp. (Capital Markets)	0.5%	69,280
1,123	SunTrust Banks, Inc. (Banks)	0.4%	47,930
559	T. Rowe Price Group, Inc. (Capital Markets)	0.3%	45,106
693	Travelers Cos., Inc. (The) (Insurance)	0.5%	70,076
3,841	U.S. Bancorp/MN (Banks)	1.3%	165,586
713	Ventas, Inc. (Real Estate Investment Trusts)	0.4%	47,429
4,183	Visa, Inc., Class A (IT Services)	2.2%	287,288
10,111	Wells Fargo & Co. (Banks)	4.3%	565,812
85,825	Other Common Stocks	19.9%	2,591,636
	Total Common Stocks (Cost $8,321,881)		8,686,173

See accompanying notes to the financial statements.

212 :: FINU ULTRAPRO FINANCIALS :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.8%
$883,238	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $883,243	$883,238
	Total Repurchase Agreements (Cost $883,238)	883,238
	Total Investment Securities (Cost $9,205,119) — 73.4%	9,569,411
	Other assets less liabilities — 26.6%	3,460,985
	Net Assets — 100.0%	$13,030,396

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,713,838.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$526,955
Aggregate gross unrealized depreciation	(172,573)
Net unrealized appreciation	$354,382
Federal income tax cost of investments	$9,215,029

Swap Agreements1

UltraPro Financials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$103,803	11/06/15	Bank of America, N.A.	0.12%	iShares® U.S. Financials ETF	$15,771
633,111	01/06/16	Bank of America, N.A.	0.68%	Dow Jones U.S. FinancialsSM Index	671,083
736,914					686,854	$(666,790)	$—	$20,064
153,209	11/07/16	Deutsche Bank AG	(0.05)%	iShares® U.S. Financials ETF	(9,831)
				Dow Jones U.S.
2,529,262	03/07/16	Deutsche Bank AG	0.30%	FinancialsSM Index	9,324
2,682,471					(507)	—	507	—
3,579,196	04/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. FinancialsSM Index	75,275	—	—	75,275
413,439	11/07/16	Morgan Stanley & Co. International PLC	0.43%	iShares® U.S. Financials ETF	11,040
20,975,687	09/07/16	Morgan Stanley & Co. International PLC	0.68%	Dow Jones U.S. FinancialsSM Index	1,311,824
21,389,126					1,322,864	—	(1,322,864)	—
1,014,795	01/06/16	Societe Generale	0.68%	Dow Jones U.S. FinancialsSM Index	707,270	—	(700,000)	7,270
1,001,653	04/08/16	UBS AG	0.43%	Dow Jones U.S. FinancialsSM Index	698,133	(698,133)	—	—
$30,404,155					$3,489,889

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRAPRO FINANCIALS FINU :: 213

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro Financials invested, as a percentage of net assets, in the following industries as of May 31, 2015:

Banks	20.6%
Capital Markets	7.9%
Consumer Finance	2.9%
Diversified Financial Services	6.6%
Insurance	10.9%
IT Services	3.9%
Real Estate Investment Trusts	12.8%
Real Estate Management & Development	0.6%
Thrifts & Mortgage Finance	0.4%
Other[1]	33.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

214 :: FINU ULTRAPRO FINANCIALS :: MAY 31, 2015 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.3%
	U.S. Treasury Bills
$7,000,000	0.00%, due 07/23/15	$6,999,949
500,000	0.00%, due 11/12/15	499,898
	Total U.S. Government & Agency Securities (Cost $7,499,691)	7,499,847
	Repurchase Agreements (a)(b) — 51.0%
8,626,164	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $8,626,217	8,626,164
	Total Repurchase Agreements (Cost $8,626,164)	8,626,164
	Total Investment Securities (Cost $16,125,855) — 95.3%	16,126,011
	Other assets less liabilities — 4.7%	788,990
	Net Assets — 100.0%	$16,915,001

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $5,056,832.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$156
Federal income tax cost of investments	$16,125,855

Swap Agreements1,5

Ultra MSCI EAFE had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$10,885,116	11/07/16	Bank of America, N.A.	0.33%	iShares® MSCI EAFE ETF	$(28,024)	$28,024	$—	$—
2,342,873	11/06/15	Citibank, N.A.	0.55%	iShares® MSCI EAFE ETF	141,215	—	—	141,215
11,703,622	01/06/16	Credit Suisse International	(0.12)%	iShares® MSCI EAFE ETF	(1,084,861)	1,084,861	—	—
1,550,938	02/08/16	Deutsche Bank AG	0.35%	iShares® MSCI EAFE ETF	(703,164)	703,164	—	—
1,090,681	11/06/15	Goldman Sachs International	0.70%	iShares® MSCI EAFE ETF	(981,313)	—	981,313	—
3,703,455	11/06/15	Morgan Stanley & Co. International PLC	0.33%	iShares® MSCI EAFE ETF	(1,822,260)	—	1,728,000	(94,260)
1,407,054	11/06/15	Societe Generale	0.58%	iShares® MSCI EAFE ETF	960,320	—	(800,000)	160,320
1,192,952	11/06/15	UBS AG	0.38%	iShares® MSCI EAFE ETF	(395,098)	—	395,098	—
$33,876,691					$(3,913,185)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA MSCI EAFE EFO :: 215

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.5%
	U.S. Treasury Bills
$5,000,000	0.00%, due 07/16/15	$4,999,844
10,000,000	0.00%, due 08/13/15	10,000,100
10,000,000	0.00%, due 08/20/15	10,000,000
5,000,000	0.00%, due 10/15/15	4,999,575
	Total U.S. Government & Agency Securities (Cost $29,997,720)	29,999,519
	Repurchase Agreements (a)(b) — 29.7%
14,050,250	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $14,050,338	14,050,250
	Total Repurchase Agreements (Cost $14,050,250)	14,050,250
	Total Investment Securities (Cost $44,047,970) — 93.2%	44,049,769
	Other assets less liabilities — 6.8%	3,209,617
	Net Assets — 100.0%	$47,259,386

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $13,700,456.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,799
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,799
Federal income tax cost of investments	$44,047,970

Swap Agreements1,5

Ultra MSCI Emerging Markets had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$5,878,127	11/07/16	Bank of America, N.A.	0.38%	iShares® MSCI Emerging Markets ETF	$449,296	$(449,296)	$—	$—
979,863	11/06/15	Citibank, N.A.	0.55%	iShares® MSCI Emerging Markets ETF	(6,063)	6,063	—	—
50,216,287	11/06/15	Credit Suisse International	(0.07)%	iShares® MSCI Emerging Markets ETF	(1,854,028)	1,854,028	—	—
10,490,805	11/06/15	Deutsche Bank AG	0.40%	iShares® MSCI Emerging Markets ETF	2,400,390	—	(2,400,390)	—
15,172,032	11/07/16	Goldman Sachs International	0.05%	iShares® MSCI Emerging Markets ETF	402,579	(402,579)	—	—
2,580,416	11/07/16	Morgan Stanley & Co. International PLC	(0.07)%	iShares® MSCI Emerging Markets ETF	29,782	(29,782)	—	—
4,054,557	11/07/16	Societe Generale	0.58%	iShares® MSCI Emerging Markets ETF	(52,109)	42,996	—	(9,113)
5,222,222	11/07/16	UBS AG	0.28%	iShares® MSCI Emerging Markets ETF	(300,661)	300,661	—	—
$94,594,309					$1,069,186

See accompanying notes to the financial statements.

216 :: EET ULTRA MSCI EMERGING MARKETS :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA MSCI EMERGING MARKETS EET :: 217

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.9%
	U.S. Treasury Bills
$15,000,000	0.00%, due 07/16/15	$14,999,625
5,000,000	0.00%, due 08/13/15	5,000,049
	Total U.S. Government & Agency Securities (Cost $19,999,523)	19,999,674
	Repurchase Agreements (a)(b) — 27.6%
11,767,648	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $11,767,721	11,767,648
	Total Repurchase Agreements (Cost $11,767,648)	11,767,648
	Total Investment Securities (Cost $31,767,171) — 74.5%	31,767,322
	Other assets less liabilities — 25.5%	10,871,710
	Net Assets — 100.0%	$42,639,032

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $5,612,965.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$151
Federal income tax cost of investments	$31,767,171

Swap Agreements1,5

Ultra FTSE Europe had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$4,121,474	11/07/16	Bank of America, N.A.	0.23%	Vanguard® FTSE Europe ETF Shares	$337,215	$(251,351)	$—	$85,864
1,140,664	11/06/15	Citibank, N.A.	0.35%	Vanguard® FTSE Europe ETF Shares	85,858	—	—	85,858
24,261,839	11/06/15	Credit Suisse International	(0.32)%	Vanguard® FTSE Europe ETF Shares	971,581	—	(971,581)	—
6,750,276	11/07/16	Deutsche Bank AG	0.40%	Vanguard® FTSE Europe ETF Shares	1,453,634	—	(1,453,634)	—
14,652,310	11/06/15	Goldman Sachs International	(0.05)%	Vanguard® FTSE Europe ETF Shares	1,316,955	(1,316,955)	—	—
14,868,218	11/07/16	Morgan Stanley & Co. International PLC	(0.32)%	Vanguard® FTSE Europe ETF Shares	(65,140)	—	65,140	—
1,172,946	02/08/16	Societe Generale	0.18%	Vanguard® FTSE Europe ETF Shares	787,035	—	(787,035)	—
18,356,301	11/06/15	UBS AG	(0.32)%	Vanguard® FTSE Europe ETF Shares	859,969	(859,969)	—	—
$85,324,028					$5,747,107

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

218 :: UPV ULTRA FTSE EUROPE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA FTSE EUROPE UPV :: 219

Principal Amount		Value
	Repurchase Agreements (a) — 41.4%
$812,395	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $812,400	$812,395
	Total Repurchase Agreements (Cost $812,395)	812,395
	Total Investment Securities (Cost $812,395) † — 41.4%	812,395
	Other assets less liabilities — 58.6%	1,148,977
	Net Assets — 100.0%	$1,961,372

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$183,540	11/06/15	Bank of America, N.A.	0.43%	iShares® MSCI Pacific ex Japan ETF	$5,105	$—	$—	$5,105
373,152	11/06/15	Credit Suisse International	0.28%	iShares® MSCI Pacific ex Japan ETF	106,356	—	—	106,356
323,360	11/06/15	Deutsche Bank AG	0.40%	iShares® MSCI Pacific ex Japan ETF	(176)	—	—	(176)
162,921	11/06/15	Goldman Sachs International	0.25%	iShares® MSCI Pacific ex Japan ETF	53,933	—	—	53,933
2,696,184	12/07/15	Morgan Stanley & Co. International PLC	0.38%	iShares® MSCI Pacific ex Japan ETF	138,130	(138,130)	—	—
88,936	12/07/15	Societe Generale	0.58%	iShares® MSCI Pacific ex Japan ETF	(50,608)	—	20,000	(30,608)
95,227	11/07/16	UBS AG	0.28%	iShares® MSCI Pacific ex Japan ETF	(28,459)	—	28,459	—
$3,923,320					$224,281

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

220 :: UXJ ULTRA MSCI PACIFIC EX-JAPAN :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 128.6%
	U.S. Treasury Bills
$3,500,000	0.00%, due 08/13/15	$3,500,035
4,000,000	0.00%, due 09/10/15	3,999,943
1,060,000	0.00%, due 09/17/15	1,059,960
1,000,000	0.00%, due 11/12/15	999,795
	Total U.S. Government & Agency Securities (Cost $9,558,859)	9,559,733
	Repurchase Agreements (a)(b) — 26.5%
1,966,264	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,966,276	1,966,264
	Total Repurchase Agreements (Cost $1,966,264)	1,966,264
	Total Investment Securities (Cost $11,525,123) — 155.1%	11,525,997
	Liabilities in excess of other assets — (55.1%)	(4,096,340)
	Net Assets — 100.0%	$7,429,657

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $5,639,660.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$874
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$874
Federal income tax cost of investments	$11,525,123

Swap Agreements1,5

Ultra MSCI Brazil Capped had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,533,637	11/06/15	Bank of America, N.A.	0.28%	iShares® MSCI Brazil Capped ETF	$(427,040)	$167,040	$260,000	$—
8,138,147	11/06/15	Credit Suisse International	0.18%	iShares® MSCI Brazil Capped ETF	(4,918,350)	2,568,350	2,350,000	—
1,786,585	11/06/15	Deutsche Bank AG	0.25%	iShares® MSCI Brazil Capped ETF	(854,762)	854,762	—	—
785,930	11/06/15	Morgan Stanley & Co. International PLC	0.38%	iShares® MSCI Brazil Capped ETF	(493,937)	186,221	307,716	—
586,656	11/06/15	Societe Generale	0.18%	iShares® MSCI Brazil Capped ETF	(351,560)	311,980	—	(39,580)
2,078,435	11/07/16	UBS AG	0.18%	iShares® MSCI Brazil Capped ETF	(510,541)	—	510,541	—
$14,909,390					$(7,556,190)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA MSCI BRAZIL CAPPED UBR :: 221

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

222 :: UBR ULTRA MSCI BRAZIL CAPPED :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.1%
	U.S. Treasury Bills
$5,000,000	0.00%, due 07/16/15	$4,999,844
10,000,000	0.00%, due 10/15/15	9,999,150
8,000,000	0.00%, due 11/12/15	7,998,360
	Total U.S. Government & Agency Securities (Cost $22,992,027)	22,997,354
	Repurchase Agreements (a)(b) — 32.0%
23,706,729	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $23,706,876	23,706,729
	Total Repurchase Agreements (Cost $23,706,729)	23,706,729
	Total Investment Securities (Cost $46,698,756) — 63.1%	46,704,083
	Other assets less liabilities — 36.9%	27,322,375
	Net Assets — 100.0%	$74,026,458

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $19,348,408.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,327
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$5,327
Federal income tax cost of investments	$46,698,756

Swap Agreements1,5

Ultra FTSE China 50 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$9,537	11/07/16	Bank of America, N.A.	0.38%	iShares® China Large-Cap ETF	$(468)	$—	$—	$(468)
39,648,167	11/06/15	Credit Suisse International	(1.82)%	iShares® China Large-Cap ETF	10,058,145	—	(10,058,145)	—
11,650,959	11/06/15	Deutsche Bank AG	(0.05)%	iShares® China Large-Cap ETF	5,045,996	—	(5,045,996)	—
8,156,725	11/06/15	Goldman Sachs International	(1.35)%	iShares® China Large-Cap ETF	(444,976)	444,976	—	—
29,500,755	11/06/15	Morgan Stanley & Co. International PLC	(0.02)%	iShares® China Large-Cap ETF	(595,799)	—	595,799	—
42,176,987	11/07/16	Societe Generale	0.18%	iShares® China Large-Cap ETF	8,532,145	—	(8,532,145)	—
17,340,497	11/06/15	UBS AG	(0.82)%	iShares® China Large-Cap ETF	3,770,077	(3,770,077)	—	—
$148,483,627					$26,365,120

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA FTSE CHINA 50 XPP :: 223

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

224 :: XPP ULTRA FTSE CHINA 50 :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.3%
	U.S. Treasury Bills
$5,500,000	0.00%, due 06/25/15	$5,499,927
2,000,000	0.00%, due 10/15/15	1,999,830
	Total U.S. Government & Agency Securities (Cost $7,499,217)	7,499,757
	Repurchase Agreements (a)(b) — 25.6%
6,550,712	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $6,550,753	6,550,712
	Total Repurchase Agreements (Cost $6,550,712)	6,550,712
	Total Investment Securities (Cost $14,049,929) — 54.9%	14,050,469
	Other assets less liabilities — 45.1%	11,556,390
	Net Assets — 100.0%	$25,606,859

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $6,931,778.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$540
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$540
Federal income tax cost of investments	$14,049,929

Swap Agreements1,5

Ultra MSCI Japan had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$5,701,030	02/08/16	Bank of America, N.A.	0.23%	iShares® MSCI Japan ETF	$4,728,021	$(4,675,280)	$—	$52,741
13,080,624	11/07/16	Credit Suisse International	0.03%	iShares® MSCI Japan ETF	1,632,460	(118,460)	(1,514,000)	—
5,334,583	11/07/16	Deutsche Bank AG	0.55%	iShares® MSCI Japan ETF	1,053,180	—	(1,050,074)	3,106
18,276,618	11/06/15	Morgan Stanley & Co. International PLC	(0.12)%	iShares® MSCI Japan ETF	2,758,934	(2,758,934)	—	—
522,343	11/07/16	Societe Generale	0.58%	iShares® MSCI Japan ETF	77,546	—	—	77,546
8,260,130	11/06/15	UBS AG	0.38%	iShares® MSCI Japan ETF	252,970	(252,970)	—	—
$51,175,328					$10,503,111

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA MSCI JAPAN EZJ :: 225

Principal Amount		Value
	U.S. Government & Agency Security (a) — 61.7%
	U.S. Treasury Bill
$3,000,000	0.00%, due 10/15/15	$2,999,745
	Total U.S. Government & Agency Security (Cost $2,998,912)	2,999,745
	Repurchase Agreements (a)(b) — 54.9%
2,671,842	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $2,671,858	2,671,842
	Total Repurchase Agreements (Cost $2,671,842)	2,671,842
	Total Investment Securities (Cost $5,670,754) — 116.6%	5,671,587
	Liabilities in excess of other assets — (16.6%)	(807,788)
	Net Assets — 100.0%	$4,863,799

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,544,854.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$833
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$833
Federal income tax cost of investments	$5,670,754

Swap Agreements1,5

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$970,574	11/06/15	Bank of America, N.A.	0.33%	iShares® MSCI Mexico Capped ETF	$(117,126)	$—	$—	$(117,126)
1,288,278	11/07/16	Credit Suisse International	(0.02)%	iShares® MSCI Mexico Capped ETF	10,260	—	—	10,260
5,022,150	11/06/15	Deutsche Bank AG	(0.15)%	iShares® MSCI Mexico Capped ETF	(103,556)	103,556	—	—
109,510	11/06/15	Goldman Sachs International	0.40%	iShares® MSCI Mexico Capped ETF	(53,374)	—	—	(53,374)
102,238	11/06/15	Morgan Stanley & Co. International PLC	0.38%	iShares® MSCI Mexico Capped ETF	(53,976)	53,976	—	—
502,049	11/07/16	Societe Generale	0.18%	iShares® MSCI Mexico Capped ETF	(440,595)	440,595	—	—
1,744,426	11/07/16	UBS AG	(0.02)%	iShares® MSCI Mexico Capped ETF	(20,110)	20,110	—	—
$9,739,225					$(778,477)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

226 :: UMX ULTRA MSCI MEXICO CAPPED IMI :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA MSCI MEXICO CAPPED IMI UMX :: 227

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 72.7%
	U.S. Treasury Bonds
$313,900	7.25%, due 08/15/22	$430,411
170,500	7.63%, due 11/15/22	240,005
335,300	7.13%, due 02/15/23	462,216
481,900	6.25%, due 08/15/23	640,287
297,400	7.50%, due 11/15/24	437,852
266,100	7.63%, due 02/15/25	397,341
		2,608,112
	U.S. Treasury Notes
1,582,800	1.63%, due 08/15/22	1,557,821
2,413,000	1.63%, due 11/15/22	2,368,510
3,583,100	2.00%, due 02/15/23	3,606,054
3,644,900	1.75%, due 05/15/23	3,589,657
3,092,500	2.50%, due 08/15/23	3,219,341
4,073,000	2.75%, due 11/15/23	4,315,471
3,530,100	2.75%, due 02/15/24	3,736,115
4,555,700	2.50%, due 05/15/24	4,724,759
4,678,800	2.38%, due 08/15/24	4,799,060
4,679,000	2.25%, due 11/15/24	4,743,702
4,678,600	2.00%, due 02/15/25	4,637,297
1,701,800	2.13%, due 05/15/25	1,706,454
		43,004,241
	Total Long-Term U.S. Treasury Obligations (Cost $46,080,496)	45,612,353
	U.S. Government & Agency Security (a) — 8.8%
	U.S. Treasury Bill
5,500,000	0.00%, due 10/15/15	5,499,427
	Total U.S. Government & Agency Security (Cost $5,497,969)	5,499,427
Principal Amount		Value
	Repurchase Agreements (a)(b) — 23.0%
$14,426,884	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $14,426,975	$14,426,884
	Total Repurchase Agreements (Cost $14,426,884)	14,426,884
	Total Investment Securities (Cost $66,005,349) — 104.5%	65,538,664
	Liabilities in excess of other assets — (4.5%)	(2,828,224)
	Net Assets — 100.0%	$62,710,440

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $4,332,965.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,504
Aggregate gross unrealized depreciation	(1,051,173)
Net unrealized depreciation	$(958,669)
Federal income tax cost of investments	$66,497,333

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	13	09/21/15	$1,659,938	$5,545

Cash collateral in the amount of $19,305 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

228 :: UST ULTRA 7-10 YEAR TREASURY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra 7-10 Year Treasury had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$5,080,225	12/06/16	Citibank, N.A.	0.03%	Barclays U.S. 7-10 Year Treasury Bond Index	$(4,478,508)	$3,604,119	$874,389	$—
7,084,574	11/06/15	Deutsche Bank AG	0.18%	Barclays U.S. 7-10 Year Treasury Bond Index	233,116	—	(200,000)	33,116
61,201,042	02/08/16	Goldman Sachs International	(0.27)%	Barclays U.S. 7-10 Year Treasury Bond Index	(958,483)	—	958,483	—
4,966,861	02/08/16	Morgan Stanley & Co. International PLC	0.13%	Barclays U.S. 7-10 Year Treasury Bond Index	(16,115)	—	16,115	—
$78,332,702					$(5,219,990)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA 7-10 YEAR TREASURY UST :: 229

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 80.4%
	U.S. Treasury Bonds
$875,800	4.50%, due 02/15/36	$1,138,814
301,600	4.75%, due 02/15/37	404,898
387,600	5.00%, due 05/15/37	537,825
409,300	4.38%, due 02/15/38	522,785
461,800	4.50%, due 05/15/38	599,582
757,100	3.50%, due 02/15/39	849,667
702,200	4.25%, due 05/15/39	881,316
750,100	4.50%, due 08/15/39	976,536
807,600	4.38%, due 11/15/39	1,033,791
1,343,700	4.63%, due 02/15/40	1,783,762
1,131,300	4.38%, due 05/15/40	1,451,157
981,400	3.88%, due 08/15/40	1,169,859
1,036,600	4.25%, due 11/15/40	1,308,465
1,141,700	4.75%, due 02/15/41	1,551,106
884,800	4.38%, due 05/15/41	1,141,876
983,800	3.75%, due 08/15/41	1,155,120
884,700	3.13%, due 11/15/41	933,220
1,103,600	3.13%, due 02/15/42	1,162,574
930,500	3.00%, due 05/15/42	955,798
1,423,100	2.75%, due 08/15/42	1,390,302
1,752,600	2.75%, due 11/15/42	1,710,702
1,777,100	3.13%, due 02/15/43	1,865,816
2,502,600	2.88%, due 05/15/43	2,503,773
2,074,100	3.63%, due 08/15/43	2,388,132
2,501,200	3.75%, due 11/15/43	2,944,968
2,519,000	3.63%, due 02/15/44	2,901,770
2,533,000	3.38%, due 05/15/44	2,791,445
2,534,100	3.13%, due 08/15/44	2,667,338
2,533,600	3.00%, due 11/15/44	2,604,462
2,533,800	2.50%, due 02/15/45	2,349,110
942,900	3.00%, due 05/15/45	971,850
	Total Long-Term U.S. Treasury Obligations (Cost $44,522,028)	46,647,819
Principal Amount		Value
	Repurchase Agreements (a)(b) — 26.8%
$15,535,794	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $15,535,891	$15,535,794
	Total Repurchase Agreements (Cost $15,535,794)	15,535,794
	Total Investment Securities (Cost $60,057,822) — 107.2%	62,183,613
	Liabilities in excess of other assets — (7.2%)	(4,192,578)
	Net Assets — 100.0%	$57,991,035

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $35,898.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,253,469
Aggregate gross unrealized depreciation	(183,713)
Net unrealized appreciation	$2,069,756
Federal income tax cost of investments	$60,113,857
Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	17	09/21/15	$2,645,625	$10,071

Cash collateral in the amount of $63,580 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

See accompanying notes to the financial statements.

230 :: UBT ULTRA 20+ YEAR TREASURY :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra 20+ Year Treasury had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$39,779,061	05/06/16	Bank of America, N.A.	(0.06)%	Barclays U.S. 20+ Year Treasury Bond Index	$939,107	$(650,987)	$—	$288,120
5,896,007	11/06/15	Citibank, N.A.	0.03%	Barclays U.S. 20+ Year Treasury Bond Index	1,829,955	(1,791,298)	—	38,657
13,407,790	04/06/16	Deutsche Bank AG	0.18%	Barclays U.S. 20+ Year Treasury Bond Index	17,340	—	—	17,340
8,000,319	11/06/15	Morgan Stanley & Co. International PLC	0.18%	Barclays U.S. 20+ Year Treasury Bond Index	436,102	(436,102)	—	—
$67,083,177					$3,222,504

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA 20+ YEAR TREASURY UBT :: 231

Shares		Value
	Investment Company (a) — 69.5%
	Mutual Funds — 69.5%
22,936	iShares iBoxx $ High Yield Corporate Bond ETF	$2,085,112
	Total Investment Company (Cost $2,112,407)	2,085,112
Principal Amount
	U.S. Government & Agency Security (a) — 16.4%
	U.S. Treasury Bill
$492,000	0.00%, due 10/15/15	491,958
	Total U.S. Government & Agency Security (Cost $491,814)	491,958
	Repurchase Agreements (a)(b) — 11.7%
351,900	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $351,901	351,900
	Total Repurchase Agreements (Cost $351,900)	351,900
	Total Investment Securities (Cost $2,956,121) — 97.6%	2,928,970
	Other assets less liabilities — 2.4%	71,009
	Net Assets — 100.0%	$2,999,979

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $491,954.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144
Aggregate gross unrealized depreciation	(27,295)
Net unrealized depreciation	$(27,151)
Federal income tax cost of investments	$2,956,121

Swap Agreements1,5

Ultra High Yield had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,607,084	02/19/16	Citibank, N.A.	(0.07)%	iShares® iBoxx $ High Yield Corporate Bond ETF	$45,321	$—	$—	$45,321
184,962	12/07/15	Credit Suisse International	(0.07)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(31,570)	—	—	(31,570)
137,607	12/07/16	Deutsche Bank AG	(0.32)%	iShares® iBoxx $ High Yield Corporate Bond ETF	4,514	—	(4,514)	—
1,972,451	11/07/16	Goldman Sachs International	(0.10)%	iShares® iBoxx $ High Yield Corporate Bond ETF	84,293	—	—	84,293
$3,902,104					$102,558

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

232 :: UJB ULTRA HIGH YIELD :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA HIGH YIELD UJB :: 233

Shares		Value
	Investment Company (a) — 70.9%
	Mutual Funds — 70.9%
17,955	iShares iBoxx $ Investment Grade Corporate Bond ETF	$2,123,538
	Total Investment Company (Cost $2,130,554)	2,123,538
Principal Amount
	U.S. Government & Agency Security (a) — 13.4%
	U.S. Treasury Bill
$402,000	0.00%, due 10/15/15	401,965
	Total U.S. Government & Agency Security (Cost $401,848)	401,965
	Repurchase Agreements (a)(b) — 10.2%
304,343	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $304,344	304,343
	Total Repurchase Agreements (Cost $304,343)	304,343
	Total Investment Securities (Cost $2,836,745) — 94.5%	2,829,846
	Other assets less liabilities — 5.5%	165,309
	Net Assets — 100.0%	$2,995,155

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $401,962.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117
Aggregate gross unrealized depreciation	(7,016)
Net unrealized depreciation	$(6,899)
Federal income tax cost of investments	$2,836,745

Swap Agreements1,5

Ultra Investment Grade Corporate had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,299,201	12/07/15	Credit Suisse International	(0.07)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$78,940	$—	$—	$78,940
149,454	01/06/16	Deutsche Bank AG	(0.32)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	127,405	—	—	127,405
423,976	12/07/16	Goldman Sachs International	0.50%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(8,778)	—	—	(8,778)
$3,872,631					$197,567

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

234 :: IGU ULTRA INVESTMENT GRADE CORPORATE :: MAY 31, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2015 :: ULTRA INVESTMENT GRADE CORPORATE IGU :: 235

STATEMENTS OF ASSETS AND LIABILITIES

236 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500 Dividend Aristocrats ETF	S&P MidCap 400 Dividend Aristocrats ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$24,288,288	(1)	$27,988,081	$14,169,440	$459,365,204	$708,522,037	$7,008,507
Securities, at value	23,438,391	(2)	27,408,537	14,635,846	461,486,233	740,993,068	7,035,115
Repurchase Agreements, at value	932,933		285,296	89,036	12,465,217	973,207	23,280
Total Investment Securities	24,371,324		27,693,833	14,724,882	473,951,450	741,966,275	7,058,395
Cash	—		—	—	—	—	—
Foreign cash	—		53,244 †	56,083 ††	—	—	—
Segregated cash balances with brokers for futures contracts	—		—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—		—	—	863,935	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—		—	—	—	—	—
Dividends and interest receivable	1		43,781	8,699	926,880	1,491,865	13,099
Receivable for investments sold	—		—	—	2,513,944	—	—
Due from counterparty	—		—	—	—	—	—
Receivable for capital shares issued	—		—	—	—	—	—
Receivable from Advisor	5,690		—	5,639	—	—	5,366
Reclaims receivable	—		9,017	5,375	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—		—	—	—	—	—
Receivable for variation margin on futures contracts	—		—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—		—	—	20,291,014	—	—
Unrealized appreciation on forward currency contracts	—		—	—	—	—	—
Prepaid expenses	721		462	249	10,796	13,653	18,741
Total Assets	24,377,736		27,800,337	14,800,927	498,558,019	743,471,793	7,095,601
LIABILITIES:
Cash overdraft	1		8,508	—	29	—	—
Payable for investments purchased	858,485		197,502	—	—	—	15,017
Payable for capital shares redeemed	—		—	—	2,566,435	—	—
Advisory fees payable	—		—	—	88,444	57,452	—
Management Services fees payable	—		1,476	—	42,097	62,214	—
Custodian fees payable	429		5,085	1,240	43,652	26,850	2,272
Administration fees payable	13,209		23,007	31,893	72,175	77,060	2,909
Trustee fees payable	210		243	132	4,660	6,561	56
Licensing fees payable	31,662		19,602	5,000	8,130	110,152	—
Listing fees payable	—		1,775	1,649	—	—	—
Professional fees payable	14,409		14,396	14,243	19,473	22,442	13,710
Payable for variation margin on centrally cleared swap agreements	—		—	—	—	—	—
Payable for variation margin on futures contracts	—		—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—		—	—	6,966,322	—	—
Unrealized depreciation on forward currency contracts	—		—	—	—	—	—
Other liabilities	1,055		75	638	19,597	8,128	5,362
Total Liabilities	919,460		271,669	54,795	9,831,014	370,859	39,326
NET ASSETS	$23,458,276		$27,528,668	$14,746,132	$488,727,005	$743,100,934	$7,056,275
NET ASSETS CONSIST OF:
Paid in Capital	$23,240,785		$27,807,660	$14,743,458	$451,209,900	$700,650,711	$6,995,086
Accumulated undistributed net investment income (loss)	(6,471)		50,771	(190,152)	1,068,286	2,907,147	18,047
Accumulated net realized gains (losses) on investments	140,926		(33,635)	(361,812)	8,537,881	6,098,838	(6,746)
Net unrealized appreciation (depreciation) on:
Investments	83,036		(294,248)	555,442	14,586,246	33,444,238	49,888
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	13,324,692	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
Foreign currency transactions	—		(1,880)	(804)	—	—	—
NET ASSETS	$23,458,276		$27,528,668	$14,746,132	$488,727,005	$743,100,934	$7,056,275
Shares (unlimited number of shares authorized, no par value)	580,001		625,001	350,001	9,600,000	14,750,001	175,001
Net Asset Value	$40.45		$44.05	$42.13	$50.91	$50.38	$40.32

†Cost of $54,003.

††Cost of $55,969.

(1)  Includes investments in affiliated Underlying ETFs (Cost $23,355,355).

(2)  Includes investments in affiliated Underlying ETFs (Value $23,438,391).

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 237

	Russell 2000 Dividend Growers ETF	MSCI EAFE Dividend Growers ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$5,032,380	$11,903,073	$129,433,462	$152,409,410	$6,580,731	$4,122,062
Securities, at value	4,909,489	11,758,772	123,348,262	151,676,989	6,542,381	3,526,331
Repurchase Agreements, at value	31,121	62,053	3,569,719	865,558	83,695	44,800
Total Investment Securities	4,940,610	11,820,825	126,917,981	152,542,547	6,626,076	3,571,131
Cash	—	—	—	8,738	2,750	—
Foreign cash	—	50,679 †	—	—	—	1,506 ††
Segregated cash balances with brokers for futures contracts	—	—	1,029,380	2,506,460	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	6,304	34,101	1,910,114	1,616,306	26,074	38,573
Receivable for investments sold	—	436,078	1,413,990	998,857	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	3,380	—	—	—	9,422	11,594
Reclaims receivable	—	5,460	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,720	79	2,020	2,438	1,394	16,028
Total Assets	4,952,014	12,347,222	131,273,485	157,675,346	6,665,716	3,638,832
LIABILITIES:
Cash overdraft	—	—	11	—	—	2
Payable for investments purchased	—	509,517	2,475,047	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	688	14,459	6,928	—	—
Management Services fees payable	—	—	10,894	—	—	—
Custodian fees payable	1,770	8,600	4,559	5,535	228	3,675
Administration fees payable	2,145	5,234	44,909	48,800	31,545	31,017
Trustee fees payable	37	53	1,133	1,303	60	48
Licensing fees payable	316	199	10,557	9,927	4,127	—
Listing fees payable	—	194	1,649	2,481	—	—
Professional fees payable	13,698	14,270	15,290	15,670	14,149	14,136
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	201,940	533,729	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	5,340	358	5,344	2,419	960	506
Total Liabilities	23,306	539,113	2,785,792	626,792	51,069	49,384
NET ASSETS	$4,928,708	$11,808,109	$128,487,693	$157,048,554	$6,614,647	$3,589,448
NET ASSETS CONSIST OF:
Paid in Capital	$4,982,748	$11,812,566	$142,459,743	$164,358,935	$6,563,607	$4,595,764
Accumulated undistributed net investment income (loss)	11,621	102,854	362,318	421,445	3,903	13,648
Accumulated net realized gains (losses) on investments	26,109	(25,074)	(11,496,359)	(7,367,887)	1,792	(466,914)
Net unrealized appreciation (depreciation) on:
Investments	(91,770)	(82,248)	(2,515,481)	133,137	45,345	(550,931)
Futures contracts	—	—	(322,528)	(497,076)	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	11	—	—	—	(2,119)
NET ASSETS	$4,928,708	$11,808,109	$128,487,693	$157,048,554	$6,614,647	$3,589,448
Shares (unlimited number of shares authorized, no par value)	125,001	300,001	1,750,001	2,050,001	65,001	100,001
Net Asset Value	$39.43	$39.36	$73.42	$76.61	$101.76	$35.89

†Cost of $50,705.

††Cost of $1,531.

See accompanying notes to the financial statements.

238 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF	Merger ETF	RAFI® Long/Short	30 Year TIPS/TSY Spread
ASSETS:
Securities and Repurchase Agreements, at cost	$7,560,313	$36,747,653	$6,500,098	$57,355,593	$3,914,580
Securities, at value	7,476,413	32,261,893	5,812,170	49,153,564	3,505,597
Repurchase Agreements, at value	116,939	5,401,267	685,985	12,176,250	216,249
Total Investment Securities	7,593,352	37,663,160	6,498,155	61,329,814	3,721,846
Cash	1,639	3,470	3	—	—
Foreign cash	—	—	16,017 †	—	—
Due from Custodian	—	60,823	—	—	—
Segregated cash balances with brokers for futures contracts	—	110,715	—	—	—
Segregated cash balances with custodian for swap agreements	—	940,000	39,434	521,851	332,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—
Dividends and interest receivable	113,986	12,229	3,928	130,321	8,029
Receivable for investments sold	589,006	2,577	592,769	—	—
Due from counterparty	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—
Receivable from Advisor	6,009	47,894	12,018	—	7,168
Reclaims receivable	—	—	532	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	1,488,989	36,957	348,873	16,634
Unrealized appreciation on forward currency contracts	—	—	22,353	—	—
Prepaid expenses	119	1,962	96	2,044	1,346
Total Assets	8,304,111	40,331,819	7,222,262	62,332,903	4,087,023
LIABILITIES:
Cash overdraft	—	—	—	30	2
Payable for investments purchased	582,816	4,832	312,155	—	—
Payable for capital shares redeemed	—	—	—	—	—
Advisory fees payable	—	—	—	18,841	—
Management Services fees payable	—	—	—	4,202	—
Custodian fees payable	3,202	82,693	3,621	14,259	208
Administration fees payable	31,791	32,588	31,237	31,887	30,932
Trustee fees payable	69	347	51	427	35
Licensing fees payable	—	19,664	12,415	—	4,176
Listing fees payable	2,480	—	1,649	—	—
Professional fees payable	14,151	14,456	14,145	14,493	14,121
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—
Payable for variation margin on futures contracts	—	7,803	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	79,653	417,317	12,025,680	168,481
Unrealized depreciation on forward currency contracts	—	—	23,286	—	—
Other liabilities	580	4,077	470	4,885	449
Total Liabilities	635,089	246,113	816,346	12,114,704	218,404
NET ASSETS	$7,669,022	$40,085,706	$6,405,916	$50,218,199	$3,868,619
NET ASSETS CONSIST OF:
Paid in Capital	$8,026,743	$37,343,231	$6,830,492	$62,046,707	$5,004,929
Accumulated undistributed net investment income (loss)	39,820	(183,257)	(4,496)	102,646	(14,179)
Accumulated net realized gains (losses) on investments	(430,580)	651,369	(36,996)	(4,228,568)	(777,550)
Net unrealized appreciation (depreciation) on:
Investments	33,039	915,507	(1,943)	3,974,221	(192,734)
Futures contracts	—	(50,480)	—	—	—
Non-exchange traded swap agreements	—	1,409,336	(380,360)	(11,676,807)	(151,847)
Centrally cleared swap agreements	—	—	—	—	—
Foreign currency transactions	—	—	(781)	—	—
NET ASSETS	$7,669,022	$40,085,706	$6,405,916	$50,218,199	$3,868,619
Shares (unlimited number of shares authorized, no par value)	100,001	925,000	175,001	1,225,000	125,001
Net Asset Value	$76.69	$43.34	$36.61	$40.99	$30.95

†Cost of $16,056.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 239

	CDS North American HY Credit ETF	CDS Short North American HY Credit ETF	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$5,784,702	$7,436,486	$1,715,127,615	$224,367,811	$281,930,960	$29,336,590
Securities, at value	—	—	1,164,961,197	162,994,830	184,989,925	9,999,770
Repurchase Agreements, at value	5,784,702	7,436,486	550,221,982	61,378,534	96,969,313	19,336,820
Total Investment Securities	5,784,702	7,436,486	1,715,183,179	224,373,364	281,959,238	29,336,590
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	12,614,580	993,960	1,471,470	221,100
Segregated cash balances with custodian for swap agreements	—	—	1,199	3,000,034	3,355	310,000
Segregated cash balance with brokers for centrally cleared swap agreements	307,115	243,063	—	—	—	—
Dividends and interest receivable	4	5	376	42	66	13
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	7,793
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	2,911	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	1,888,463	57,332	54,706	35,700
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	85	116	31,714	4,156	4,908	4,610
Total Assets	6,094,817	7,679,670	1,729,719,511	228,428,888	283,493,743	29,915,806
LIABILITIES:
Cash overdraft	13	17	1,019	26	133	15
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	31,407,208	—	—	—
Advisory fees payable	4,117	3,958	974,494	95,847	147,541	7,792
Management Services fees payable	514	651	129,932	15,546	21,037	2,098
Custodian fees payable	873	909	49,645	8,756	10,044	1,718
Administration fees payable	2,284	3,040	73,208	30,721	34,556	18,914
Trustee fees payable	55	70	13,920	1,535	1,992	240
Licensing fees payable	—	—	—	29,704	25,580	—
Listing fees payable	8,265	8,265	—	—	—	—
Professional fees payable	14,230	14,259	28,513	15,571	16,954	16,126
Payable for variation margin on centrally cleared swap agreements	—	3,616	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	157,575,506	45,923,395	29,989,992	7,165,431
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	536	624	76,480	14,952	32,897	4,699
Total Liabilities	30,887	35,409	190,329,925	46,136,053	30,280,726	7,217,033
NET ASSETS	$6,063,930	$7,644,261	$1,539,389,586	$182,292,835	$253,213,017	$22,698,773
NET ASSETS CONSIST OF:
Paid in Capital	$6,021,927	$7,987,021	$3,975,488,539	$551,592,851	$564,205,028	$87,165,916
Accumulated undistributed net investment income (loss)	(174,522)	(3,719)	(18,995,186)	(2,716,541)	(3,389,163)	(763,078)
Accumulated net realized gains (losses) on investments	127,124	(241,047)	(2,256,922,169)	(320,626,561)	(277,647,664)	(56,517,553)
Net unrealized appreciation (depreciation) on:
Investments	—	—	55,564	5,553	28,278	—
Futures contracts	—	—	(2,661,656)	(39,072)	6,530	(21,081)
Non-exchange traded swap agreements	—	—	(157,575,506)	(45,923,395)	(29,989,992)	(7,165,431)
Centrally cleared swap agreements	89,401	(97,994)	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$6,063,930	$7,644,261	$1,539,389,586	$182,292,835	$253,213,017	$22,698,773
Shares (unlimited number of shares authorized, no par value)	150,001	200,001	73,525,000	3,312,500	11,200,000	1,475,000
Net Asset Value	$40.43	$38.22	$20.94	$55.03	$22.61	$15.39

See accompanying notes to the financial statements.

240 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Russell2000	Short SmallCap600	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$438,364,435	$17,769,729	$1,605,974,840	$425,711,101	$276,353,333	$10,053,723
Securities, at value	279,995,985	7,999,428	1,181,933,279	279,994,180	196,987,070	3,999,971
Repurchase Agreements, at value	158,376,306	9,771,967	424,219,669	145,728,091	79,387,098	6,053,752
Total Investment Securities	438,372,291	17,771,395	1,606,152,948	425,722,271	276,374,168	10,053,723
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	2,019,600	—	13,277,440	3,120,480	1,780,350	44,220
Segregated cash balances with custodian for swap agreements	430,230	92	18,434	6,136	8,890	203,304
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	108	7	290	100	54	4
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	2,649
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	259,987	—	1,863,191	419,807	343,233	7,140
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	6,689	3,191	24,833	6,477	4,313	4,193
Total Assets	441,088,905	17,774,685	1,621,337,136	429,275,271	278,511,008	10,315,233
LIABILITIES:
Cash overdraft	190	23	772	213	179	16
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	28,425,636	5,045,613	14,305,626	1,799,990
Advisory fees payable	200,139	3,486	848,055	185,228	129,691	—
Management Services fees payable	31,187	1,367	113,073	28,082	18,699	—
Custodian fees payable	14,601	495	44,298	15,094	10,383	1,000
Administration fees payable	43,160	18,783	71,360	40,595	31,610	18,781
Trustee fees payable	3,106	145	10,937	2,755	1,642	67
Licensing fees payable	56,427	—	—	53,945	22,185	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	16,543	14,251	24,648	16,771	15,666	14,144
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	40,954,358	1,671,956	215,476,037	86,233,092	37,643,049	2,806,613
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	34,746	2,060	95,605	31,485	38,539	3,738
Total Liabilities	41,354,457	1,712,566	245,110,421	91,652,873	52,217,269	4,644,349
NET ASSETS	$399,734,448	$16,062,119	$1,376,226,715	$337,622,398	$226,293,739	$5,670,884
NET ASSETS CONSIST OF:
Paid in Capital	$922,956,564	$68,535,412	$7,409,362,065	$2,306,985,581	$1,172,310,365	$140,848,083
Accumulated undistributed net investment income (loss)	(7,335,589)	(150,740)	(16,935,939)	(4,486,680)	(2,720,040)	(138,650)
Accumulated net realized gains (losses) on investments	(475,220,278)	(50,652,263)	(5,800,779,725)	(1,878,165,669)	(905,723,857)	(132,232,580)
Net unrealized appreciation (depreciation) on:
Investments	7,856	1,666	178,108	11,170	20,835	—
Futures contracts	280,253	—	(121,757)	(488,912)	49,485	644
Non-exchange traded swap agreements	(40,954,358)	(1,671,956)	(215,476,037)	(86,233,092)	(37,643,049)	(2,806,613)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$399,734,448	$16,062,119	$1,376,226,715	$337,622,398	$226,293,739	$5,670,884
Shares (unlimited number of shares authorized, no par value)	6,818,750	318,681	67,784,271	10,037,763	11,073,767	154,498
Net Asset Value	$58.62	$50.40	$20.30	$33.64	$20.44	$36.71

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 241

	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$235,093,843	$5,260,922	$630,468,838	$395,650,643	$178,614,983	$7,916,711
Securities, at value	159,994,909	2,000,000	530,962,285	284,988,592	134,991,175	4,399,838
Repurchase Agreements, at value	75,117,144	3,260,971	99,580,985	110,683,087	43,646,658	3,516,978
Total Investment Securities	235,112,053	5,260,971	630,543,270	395,671,679	178,637,833	7,916,816
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,335,180	—	5,393,960	3,306,600	1,265,550	51,590
Segregated cash balances with custodian for swap agreements	4,590	601,382	14,837,000	2,860,000	—	1,017,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	51	2	68	76	30	2
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	65,871,192	—	—
Receivable from Advisor	—	4,156	—	—	—	4,001
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	98,976	—	732,049	563,625	296,215	—
Unrealized appreciation on non-exchange traded swap agreements	—	8,809	—	—	—	5,377
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	3,912	2,982	11,204	5,177	2,996	3,098
Total Assets	236,554,762	5,878,302	651,517,551	468,278,349	180,202,624	8,997,884
LIABILITIES:
Cash overdraft	107	6	522	113	142	9
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	18,346,648	24,418,298	—	—
Advisory fees payable	99,736	—	337,636	156,555	71,098	—
Management Services fees payable	15,677	—	45,018	25,031	11,069	—
Custodian fees payable	8,590	193	23,153	14,185	7,619	1,090
Administration fees payable	29,606	18,781	49,918	37,095	24,841	18,783
Trustee fees payable	1,430	39	4,011	2,259	973	46
Licensing fees payable	27,411	—	—	46,742	12,997	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	17,178	14,120	18,085	16,407	16,030	14,125
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	225
Unrealized depreciation on non-exchange traded swap agreements	42,458,412	1,422,133	115,459,500	98,245,545	37,302,939	3,865,079
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	23,655	1,351	25,138	14,528	10,656	1,045
Total Liabilities	42,681,802	1,456,623	134,309,629	122,976,758	37,458,364	3,900,402
NET ASSETS	$193,872,960	$4,421,679	$517,207,922	$345,301,591	$142,744,260	$5,097,482
NET ASSETS CONSIST OF:
Paid in Capital	$1,365,241,872	$58,232,052	$1,945,801,160	$906,652,808	$330,311,830	$29,542,018
Accumulated undistributed net investment income (loss)	(3,091,921)	(81,164)	(6,181,169)	(3,476,629)	(1,467,573)	(93,974)
Accumulated net realized gains (losses) on investments	(1,126,061,412)	(52,315,934)	(1,307,802,373)	(459,026,915)	(148,998,337)	(20,495,502)
Net unrealized appreciation (depreciation) on:
Investments	18,210	49	74,432	21,036	22,850	105
Futures contracts	224,623	—	775,372	(623,164)	178,429	4,537
Non-exchange traded swap agreements	(42,458,412)	(1,413,324)	(115,459,500)	(98,245,545)	(37,302,939)	(3,859,702)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$193,872,960	$4,421,679	$517,207,922	$345,301,591	$142,744,260	$5,097,482
Shares (unlimited number of shares authorized, no par value)	5,459,437	123,326	15,505,827	14,849,027	7,699,668	168,686
Net Asset Value	$35.51	$35.85	$33.36	$23.25	$18.54	$30.22
See accompanying notes to the financial statements.

242 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro Short Russell2000	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate	Short S&P Regional Banking
ASSETS:
Securities and Repurchase Agreements, at cost	$105,199,041	$1,423,427	$21,990,655	$4,201,787	$105,712,732	$950,330
Securities, at value	60,997,945	799,932	12,269,534	—	36,999,542	—
Repurchase Agreements, at value	44,207,133	623,717	9,723,148	4,201,787	68,714,123	950,330
Total Investment Securities	105,205,078	1,423,649	21,992,682	4,201,787	105,713,665	950,330
Cash	22	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	594,660	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	515,000	—	—	377,225	1,051,000	348,988
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	30	—	7	3	47	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	6,876	—	5,275	—	7,101
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	42,690	—	—	83,306	1,272,703	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,585	1,305	1,622	1,363	1,855	1,305
Total Assets	106,360,065	1,431,830	21,994,311	4,668,959	108,039,270	1,307,725
LIABILITIES:
Cash overdraft	—	—	24	4	149	1
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	5,122,701	—	—	—	50,537,481	—
Advisory fees payable	33,465	—	5,294	—	52,779	—
Management Services fees payable	6,546	—	1,536	—	8,115	—
Custodian fees payable	6,084	35	900	136	1,768	90
Administration fees payable	21,498	18,783	18,784	18,780	20,305	18,780
Trustee fees payable	661	11	182	39	621	11
Licensing fees payable	12,301	175	3,520	603	6,598	220
Listing fees payable	—	—	—	—	—	—
Professional fees payable	15,721	15,047	14,255	16,032	15,819	15,047
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	7,021	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	24,641,116	170,399	3,843,314	149,904	2,285,571	15,461
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	7,146	591	4,684	541	5,506	456
Total Liabilities	29,874,260	205,041	3,892,493	186,039	52,934,712	50,066
NET ASSETS	$76,485,805	$1,226,789	$18,101,818	$4,482,920	$55,104,558	$1,257,659
NET ASSETS CONSIST OF:
Paid in Capital	$258,010,015	$5,127,232	$167,186,179	$13,663,954	$77,454,462	$13,117,443
Accumulated undistributed net investment income (loss)	(1,005,933)	(16,576)	(296,001)	(32,584)	(433,620)	(20,235)
Accumulated net realized gains (losses) on investments	(156,052,173)	(3,713,690)	(144,947,073)	(9,081,852)	(20,904,349)	(11,824,088)
Net unrealized appreciation (depreciation) on:
Investments	6,037	222	2,027	—	933	—
Futures contracts	126,285	—	—	—	—	—
Non-exchange traded swap agreements	(24,598,426)	(170,399)	(3,843,314)	(66,598)	(1,012,868)	(15,461)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$76,485,805	$1,226,789	$18,101,818	$4,482,920	$55,104,558	$1,257,659
Shares (unlimited number of shares authorized, no par value)	2,954,659	50,000	1,050,000	175,000	2,700,000	50,000
Net Asset Value	$25.89	$24.54	$17.24	$25.62	$20.41	$25.15

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 243

	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Gold Miners
ASSETS:
Securities and Repurchase Agreements, at cost	$14,538,424	$142,037,141	$3,864,890	$6,938,589	$67,861,452	$1,613,833
Securities, at value	8,999,235	95,997,940	—	3,999,661	45,997,018	—
Repurchase Agreements, at value	5,541,705	46,043,659	3,864,890	2,940,054	21,873,042	1,613,833
Total Investment Securities	14,540,940	142,041,599	3,864,890	6,939,715	67,870,060	1,613,833
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	287,160	25,015,000	796,441	7	1,668	360,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	4	31	3	2	15	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	4,926	5,958	—	612
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	414,377
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,496	1,778	1,324	1,347	2,198	1,838
Total Assets	14,829,600	167,058,408	4,667,584	6,947,029	67,873,941	2,390,661
LIABILITIES:
Cash overdraft	13	124	9	7	31	5
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	120	47,172	—	—	28,118	—
Management Services fees payable	1,000	9,509	—	—	4,750	—
Custodian fees payable	632	6,023	102	203	3,937	278
Administration fees payable	18,783	22,803	18,780	18,783	19,641	1,401
Trustee fees payable	109	908	25	36	499	29
Licensing fees payable	1,794	18,275	332	625	7,962	455
Listing fees payable	—	1,249	—	—	—	—
Professional fees payable	14,189	16,164	15,064	16,026	16,433	13,691
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	2,756,911	54,468,809	587,411	2,881,173	11,327,899	271,971
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	20,708	2,578	1,144	3,563	15,719	4,324
Total Liabilities	2,814,259	54,593,614	622,867	2,920,416	11,424,989	292,154
NET ASSETS	$12,015,341	$112,464,794	$4,044,717	$4,026,613	$56,448,952	$2,098,507
NET ASSETS CONSIST OF:
Paid in Capital	$296,940,157	$193,517,185	$27,811,750	$102,851,860	$1,612,034,465	$2,133,323
Accumulated undistributed net investment income (loss)	(188,920)	(794,258)	(49,609)	(83,476)	(928,828)	(10,614)
Accumulated net realized gains (losses) on investments	(281,981,501)	(25,793,782)	(23,130,013)	(95,861,724)	(1,543,337,394)	(166,608)
Net unrealized appreciation (depreciation) on:
Investments	2,516	4,458	—	1,126	8,608	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(2,756,911)	(54,468,809)	(587,411)	(2,881,173)	(11,327,899)	142,406
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$12,015,341	$112,464,794	$4,044,717	$4,026,613	$56,448,952	$2,098,507
Shares (unlimited number of shares authorized, no par value)	440,969	3,784,998	162,457	87,468	1,169,832	100,001
Net Asset Value	$27.25	$29.71	$24.90	$46.04	$48.25	$20.98

See accompanying notes to the financial statements.

244 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Junior Miners	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors
ASSETS:
Securities and Repurchase Agreements, at cost	$1,035,724	$3,919,731	$6,740,641	$47,310,519	$40,197,367	$5,867,754
Securities, at value	—	1,999,830	2,999,745	28,998,529	29,997,450	3,999,660
Repurchase Agreements, at value	1,035,724	1,920,464	3,741,718	18,316,408	10,208,095	1,869,212
Total Investment Securities	1,035,724	3,920,294	6,741,463	47,314,937	40,205,545	5,868,872
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	930,000	92	1,256	1,083,159	5,664,269	1,078
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	1	3	13	7	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	1,001	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,539	6,858	5,974	—	—	5,497
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	263,713	—	—	4,042,198	209,357	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,836	1,314	1,354	2,242	1,812	1,343
Total Assets	2,237,813	3,929,560	6,750,050	52,442,549	46,080,990	5,876,791
LIABILITIES:
Cash overdraft	—	3	9	51	15	2
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	2,547,555	4,944,528	—
Advisory fees payable	—	—	—	20,946	10,581	—
Management Services fees payable	—	—	—	3,912	2,966	—
Custodian fees payable	262	249	164	3,628	1,882	189
Administration fees payable	1,375	18,783	18,783	19,140	18,821	18,783
Trustee fees payable	37	16	39	448	308	31
Licensing fees payable	6,034	403	653	7,188	4,351	610
Listing fees payable	—	—	—	—	—	—
Professional fees payable	13,698	16,010	16,990	14,544	15,330	15,068
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	370,622	2,164,317	2,294,764	5,622,429	8,410,141	2,773,252
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	4,337	612	3,883	25,428	27,360	1,846
Total Liabilities	396,365	2,200,393	2,335,285	8,265,269	13,436,283	2,809,781
NET ASSETS	$1,841,448	$1,729,167	$4,414,765	$44,177,280	$32,644,707	$3,067,010
NET ASSETS CONSIST OF:
Paid in Capital	$2,065,746	$23,076,691	$56,795,837	$337,157,490	$3,421,641,996	$81,359,900
Accumulated undistributed net investment income (loss)	(10,432)	(34,069)	(64,206)	(656,623)	(524,147)	(57,447)
Accumulated net realized gains (losses) on investments	(106,957)	(19,149,701)	(50,022,924)	(290,747,774)	(3,380,280,536)	(75,463,309)
Net unrealized appreciation (depreciation) on:
Investments	—	563	822	4,418	8,178	1,118
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(106,909)	(2,164,317)	(2,294,764)	(1,580,231)	(8,200,784)	(2,773,252)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,841,448	$1,729,167	$4,414,765	$44,177,280	$32,644,707	$3,067,010
Shares (unlimited number of shares authorized, no par value)	100,001	35,934	110,842	867,108	647,877	75,984
Net Asset Value	$18.41	$48.12	$39.83	$50.95	$50.39	$40.36

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 245

	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE	Short MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$10,702,704	$116,985	$8,760,671	$3,732,064	$34,339,527	$275,040,439
Securities, at value	4,499,618	—	4,099,886	—	18,999,365	179,986,550
Repurchase Agreements, at value	6,204,305	116,985	4,661,262	3,732,064	15,340,162	95,080,116
Total Investment Securities	10,703,923	116,985	8,761,148	3,732,064	34,339,527	275,066,666
Cash	—	—	—	15	—	197
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,192	193,224	1,796	1,967,124	2,256,000	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	4	—	3	3	10	65
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	7,244,256
Receivable from Advisor	3,309	7,837	2,613	4,491	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	47	52,434	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,424	1,284	1,381	1,354	3,483	12,539
Total Assets	10,712,852	319,377	8,819,375	5,705,051	36,599,020	282,323,723
LIABILITIES:
Cash overdraft	14	—	8	—	33	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	5,406	143,366
Management Services fees payable	—	—	—	—	2,679	18,852
Custodian fees payable	299	4	451	128	2,400	11,713
Administration fees payable	18,783	18,780	18,784	18,780	20,300	37,146
Trustee fees payable	72	1	76	37	232	1,970
Licensing fees payable	1,059	17	953	554	—	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	16,079	15,040	16,077	14,125	15,028	19,722
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	3,279,955	149,387	526,091	1,747,121	4,663,133	22,778,521
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	5,393	500	1,886	488	4,696	12,573
Total Liabilities	3,321,654	183,729	564,326	1,781,233	4,713,907	23,023,863
NET ASSETS	$7,391,198	$135,648	$8,255,049	$3,923,818	$31,885,113	$259,299,860
NET ASSETS CONSIST OF:
Paid in Capital	$81,974,358	$8,395,296	$25,843,536	$9,616,790	$184,249,856	$522,556,042
Accumulated undistributed net investment income (loss)	(72,411)	(7,651)	(69,345)	(49,764)	(1,843,113)	(3,242,072)
Accumulated net realized gains (losses) on investments	(71,232,013)	(8,102,657)	(17,045,962)	(3,896,087)	(145,858,497)	(237,261,816)
Net unrealized appreciation (depreciation) on:
Investments	1,219	—	477	—	—	26,227
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(3,279,955)	(149,340)	(473,657)	(1,747,121)	(4,663,133)	(22,778,521)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$7,391,198	$135,648	$8,255,049	$3,923,818	$31,885,113	$259,299,860
Shares (unlimited number of shares authorized, no par value)	153,079	2,497	162,490	187,493	1,025,000	10,500,000
Net Asset Value	$48.28	$54.32	$50.80	$20.93	$31.11	$24.70

See accompanying notes to the financial statements.

246 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short FTSE China 50	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped
ASSETS:
Securities and Repurchase Agreements, at cost	$4,226,401	$3,970,466	$45,647,625	$27,680,127	$316,408	$26,959,449
Securities, at value	2,499,788	1,999,830	29,997,826	13,999,045	—	20,998,953
Repurchase Agreements, at value	1,727,317	1,971,199	15,655,352	13,684,223	316,408	5,962,162
Total Investment Securities	4,227,105	3,971,029	45,653,178	27,683,268	316,408	26,961,115
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	231,000	40,000	—	6,905,000	811,936	1,728,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	1	11	9	—	4
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	7,323	5,390	—	—	9,789	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	42,306	5,218,580
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,365	1,494	2,355	1,818	1,310	2,047
Total Assets	4,466,794	4,017,914	45,655,544	34,590,095	1,181,749	33,909,746
LIABILITIES:
Cash overdraft	3	6	30	38	—	27
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	16,267	7,575	—	8,462
Management Services fees payable	—	—	2,856	2,082	—	2,255
Custodian fees payable	160	180	3,159	1,973	51	2,386
Administration fees payable	18,783	18,783	18,913	18,784	18,780	18,784
Trustee fees payable	20	45	296	242	9	234
Licensing fees payable	1,460	—	—	1,315	—	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	16,931	15,086	16,253	15,267	18,869	15,308
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	932,785	838,543	9,075,985	8,359,456	81,476	3,975,490
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	2,277	1,678	7,595	5,160	427	1,464
Total Liabilities	972,419	874,321	9,141,354	8,411,892	119,612	4,024,410
NET ASSETS	$3,494,375	$3,143,593	$36,514,190	$26,178,203	$1,062,137	$29,885,336
NET ASSETS CONSIST OF:
Paid in Capital	$14,304,498	$98,457,642	$750,473,335	$252,208,136	$7,488,393	$42,336,696
Accumulated undistributed net investment income (loss)	(119,372)	(69,275)	(593,226)	(445,244)	(22,186)	(277,834)
Accumulated net realized gains (losses) on investments	(9,758,670)	(94,406,794)	(704,295,487)	(217,228,374)	(6,364,900)	(13,418,282)
Net unrealized appreciation (depreciation) on:
Investments	704	563	5,553	3,141	—	1,666
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(932,785)	(838,543)	(9,075,985)	(8,359,456)	(39,170)	1,243,090
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$3,494,375	$3,143,593	$36,514,190	$26,178,203	$1,062,137	$29,885,336
Shares (unlimited number of shares authorized, no par value)	150,000	87,428	2,119,744	512,119	49,992	324,951
Net Asset Value	$23.30	$35.96	$17.23	$51.12	$21.25	$91.97

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 247

	UltraShort FTSE China 50	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield
ASSETS:
Securities and Repurchase Agreements, at cost	$74,686,891	$11,963,974	$1,147,047	$42,360,307	$1,121,194,569	$57,521,413
Securities, at value	56,998,242	5,999,723	699,941	29,998,960	824,937,770	24,997,875
Repurchase Agreements, at value	17,695,468	5,965,110	447,296	12,364,079	296,426,557	32,530,385
Total Investment Securities	74,693,710	11,964,833	1,147,237	42,363,039	1,121,364,327	57,528,260
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	2,970	489,940	—
Segregated cash balances with custodian for swap agreements	3,470,000	1,262,006	—	226,000	—	773,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	12	4	—	8	202	22
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	1,909	7,090	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	64,641	50,907	5,843,241	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,993	1,657	1,313	2,009	17,042	4,842
Total Assets	78,165,715	13,230,409	1,220,281	42,644,933	1,127,714,752	58,306,124
LIABILITIES:
Cash overdraft	31	18	8	17	681	90
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	2,232,521	—	—
Advisory fees payable	11,398	—	—	19,979	652,699	26,754
Management Services fees payable	3,752	—	—	3,589	87,026	4,687
Custodian fees payable	4,426	476	44	2,288	30,849	1,851
Administration fees payable	18,852	18,782	18,783	18,883	67,208	19,488
Trustee fees payable	345	87	10	413	8,058	512
Licensing fees payable	18,658	—	—	7,641	145,532	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	15,234	16,083	15,052	15,397	21,759	15,578
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	594	161,789	—
Unrealized depreciation on non-exchange traded swap agreements	31,225,485	3,813,040	—	901,097	75,325,781	3,183,894
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	12,696	2,050	492	3,304	61,994	6,283
Total Liabilities	31,310,877	3,850,536	34,389	3,205,723	76,563,376	3,259,137
NET ASSETS	$46,854,838	$9,379,873	$1,185,892	$39,439,210	$1,051,151,376	$55,046,987
NET ASSETS CONSIST OF:
Paid in Capital	$828,806,758	$39,838,238	$14,660,224	$48,846,983	$1,742,892,216	$74,928,641
Accumulated undistributed net investment income (loss)	(1,007,346)	(146,643)	(14,508)	(851,125)	(16,992,345)	(731,711)
Accumulated net realized gains (losses) on investments	(749,725,908)	(26,499,541)	(13,524,655)	(7,708,312)	(605,370,947)	(15,972,896)
Net unrealized appreciation (depreciation) on:
Investments	6,819	859	190	2,732	169,758	6,847
Futures contracts	—	—	—	(878)	(64,766)	—
Non-exchange traded swap agreements	(31,225,485)	(3,813,040)	64,641	(850,190)	(69,482,540)	(3,183,894)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$46,854,838	$9,379,873	$1,185,892	$39,439,210	$1,051,151,376	$55,046,987
Shares (unlimited number of shares authorized, no par value)	1,660,525	199,913	49,986	1,325,000	41,800,000	2,050,000
Net Asset Value	$28.22	$46.92	$23.72	$29.77	$25.15	$26.85
See accompanying notes to the financial statements.

248 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$2,776,522	$3,437,312	$263,542,220	$3,275,778,321	$10,696,968	$91,128,819
Securities, at value	—	—	204,966,996	2,354,883,161	3,999,584	—
Repurchase Agreements, at value	2,776,522	3,437,312	58,617,399	920,970,131	6,698,426	91,128,819
Total Investment Securities	2,776,522	3,437,312	263,584,395	3,275,853,292	10,698,010	91,128,819
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	80,190	1,432,420	—	123,420
Segregated cash balances with custodian for swap agreements	263,001	290,022	2,864	8,532	131,664	4,102,957
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2	2	40	629	5	62
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	2,295,930	—	—
Receivable from Advisor	7,994	4,740	—	—	1,356	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	78,947	49,270,592	—	9,982,149
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,871	1,342	5,269	47,478	1,460	2,728
Total Assets	3,050,390	3,733,418	263,751,705	3,328,908,873	10,832,495	105,340,135
LIABILITIES:
Cash overdraft	8	8	133	1,923	14	148
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	715,856	—	—	—	—
Advisory fees payable	—	—	153,515	1,993,019	—	63,927
Management Services fees payable	—	—	21,436	265,734	—	9,434
Custodian fees payable	78	144	10,818	88,536	353	3,383
Administration fees payable	18,780	18,780	36,078	85,506	18,783	23,398
Trustee fees payable	25	32	2,200	24,367	96	833
Licensing fees payable	—	561	38,656	435,345	1,694	14,537
Listing fees payable	—	—	—	—	—	—
Professional fees payable	16,009	14,119	19,076	36,268	16,080	14,897
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	16,031	346,147	—	50,118
Unrealized depreciation on non-exchange traded swap agreements	179,760	120,064	12,476,862	308,484,941	91,231	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	645	558	13,312	151,215	722	4,570
Total Liabilities	215,305	870,122	12,788,117	311,913,001	128,973	185,245
NET ASSETS	$2,835,085	$2,863,296	$250,963,588	$3,016,995,872	$10,703,522	$105,154,890
NET ASSETS CONSIST OF:
Paid in Capital	$4,060,635	$4,155,170	$554,854,569	$8,886,626,686	$12,440,529	$175,868,950
Accumulated undistributed net investment income (loss)	(49,187)	(50,645)	(3,641,378)	(47,258,163)	(157,530)	(1,443,787)
Accumulated net realized gains (losses) on investments	(996,603)	(1,121,165)	(287,870,165)	(5,562,967,255)	(1,489,288)	(79,234,047)
Net unrealized appreciation (depreciation) on:
Investments	—	—	42,175	74,971	1,042	—
Futures contracts	—	—	(23,698)	(266,018)	—	(18,375)
Non-exchange traded swap agreements	(179,760)	(120,064)	(12,397,915)	(259,214,349)	(91,231)	9,982,149
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,835,085	$2,863,296	$250,963,588	$3,016,995,872	$10,703,522	$105,154,890
Shares (unlimited number of shares authorized, no par value)	100,000	100,000	10,600,000	65,706,929	400,000	2,574,917
Net Asset Value	$28.35	$28.63	$23.68	$45.92	$26.76	$40.84

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 249

	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$1,741,130,035	$909,252,520	$267,954,834	$186,770,985	$212,719,208	$15,051,595
Securities, at value	1,652,643,286	869,028,066	253,652,260	154,456,127	183,447,911	12,680,630
Repurchase Agreements, at value	111,832,287	92,689,264	25,947,371	29,014,825	43,357,386	1,849,725
Total Investment Securities	1,764,475,573	961,717,330	279,599,631	183,470,952	226,805,297	14,530,355
Cash	3,539	—	—	—	18,011	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	4,634,960	764,280	441,870	1,230,790	1,004,190	—
Segregated cash balances with custodian for swap agreements	2,852,002	628,683	701,259	2,607,713	2,703,922	162,284
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	3,292,226	984,643	1,021,454	131,106	128,983	9,224
Receivable for investments sold	95,657	15,284,899	—	357,187	251,502	61,449
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	279,157	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	151,296,600	64,886,718	36,795,368	10,558,068	16,338,941	6,328,554
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	37,633	19,781	7,053	7,762	4,504	3,380
Total Assets	1,926,688,190	1,044,565,491	318,566,635	198,363,578	247,255,350	21,095,246
LIABILITIES:
Cash overdraft	—	11,313	52	11	—	43
Payable for investments purchased	855,426	—	—	2,270,334	241,547	31,688
Payable for capital shares redeemed	—	15,402,754	—	—	—	—
Advisory fees payable	1,232,147	600,624	203,222	107,625	268,653	4,451
Management Services fees payable	164,285	89,730	28,785	12,947	17,760	1,783
Custodian fees payable	115,120	45,701	11,604	22,383	74,125	10,327
Administration fees payable	97,048	88,347	60,702	46,597	56,028	31,565
Trustee fees payable	18,705	10,076	3,262	1,885	2,954	257
Licensing fees payable	—	178,219	42,428	—	40,695	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	31,595	25,493	17,690	14,195	16,349	14,360
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	291,384	—	18,168	93,594	69,508	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	91,668	51,902,899	39,093,540	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	103,944	37,051	17,442	26,726	15,073	2,202
Total Liabilities	2,909,654	16,489,308	495,023	54,499,196	39,896,232	96,676
NET ASSETS	$1,923,778,536	$1,028,076,183	$318,071,612	$143,864,382	$207,359,118	$20,998,570
NET ASSETS CONSIST OF:
Paid in Capital	$1,590,668,278	$858,987,114	$380,422,244	$303,207,123	$379,947,094	$14,886,270
Accumulated undistributed net investment income (loss)	4,684,738	194,855	694,073	(337,240)	827,422	11,690
Accumulated net realized gains (losses) on investments	151,395,238	50,884,727	(111,467,588)	(115,102,725)	(164,925,019)	293,296
Net unrealized appreciation (depreciation) on:
Investments	23,345,538	52,464,810	11,644,797	(3,300,033)	14,086,089	(521,240)
Futures contracts	2,388,144	657,959	74,386	742,088	178,131	—
Non-exchange traded swap agreements	151,296,600	64,886,718	36,703,700	(41,344,831)	(22,754,599)	6,328,554
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,923,778,536	$1,028,076,183	$318,071,612	$143,864,382	$207,359,118	$20,998,570
Shares (unlimited number of shares authorized, no par value)	28,550,000	13,350,000	4,600,000	1,775,000	2,150,000	350,000
Net Asset Value	$67.38	$77.01	$69.15	$81.05	$96.45	$60.00

See accompanying notes to the financial statements.

250 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400	UltraPro Russell2000	Ultra Basic Materials
ASSETS:
Securities and Repurchase Agreements, at cost	$545,649,708	$626,114,317	$60,410,846	$34,802,446	$54,730,079	$62,917,310
Securities, at value	461,365,445	559,253,939	52,782,817	30,476,678	42,561,158	52,038,575
Repurchase Agreements, at value	71,064,843	61,467,030	5,058,407	3,447,749	7,690,373	6,668,909
Total Investment Securities	532,430,288	620,720,969	57,841,224	33,924,427	50,251,531	58,707,484
Cash	163	—	12,889	—	5,620	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,507,880	1,314,720	471,900	81,070	746,130	—
Segregated cash balances with custodian for swap agreements	36,381,877	1,099,356	810,248	430,954	268,575	493,057
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	950,794	737,655	285,161	37,031	47,483	108,774
Receivable for investments sold	—	39,812,331	—	93,048	25,473,363	5,219,690
Due from counterparty	—	—	—	—	—	166,538
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	273,067	—	—	20,041	—
Unrealized appreciation on non-exchange traded swap agreements	270,700,031	413,043,386	50,251,062	14,995,052	56,853,359	17,488,293
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	20,271	23,093	4,518	4,032	3,544	2,489
Total Assets	841,991,304	1,077,024,577	109,677,002	49,565,614	133,669,646	82,186,325
LIABILITIES:
Cash overdraft	—	15,453	—	618	—	15
Payable for investments purchased	40,408,595	—	—	61,855	85,171	—
Payable for capital shares redeemed	—	40,686,503	—	—	25,981,770	5,211,865
Advisory fees payable	488,096	604,943	70,712	19,632	52,572	42,712
Management Services fees payable	68,440	94,153	11,580	4,771	10,920	7,046
Custodian fees payable	78,454	58,696	8,699	11,369	120,518	3,660
Administration fees payable	85,147	88,755	45,317	32,878	44,964	36,706
Trustee fees payable	8,877	11,404	1,613	555	1,447	745
Licensing fees payable	—	192,775	19,846	—	21,781	11,675
Listing fees payable	—	—	—	—	—	—
Professional fees payable	24,133	27,794	15,939	14,715	15,501	14,777
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	214,705	—	22,893	13,090	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	—	434,242
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	26,707	36,240	6,195	2,964	8,128	9,813
Total Liabilities	41,403,154	41,816,716	202,794	162,447	26,342,772	5,773,256
NET ASSETS	$800,588,150	$1,035,207,861	$109,474,208	$49,403,167	$107,326,874	$76,413,069
NET ASSETS CONSIST OF:
Paid in Capital	$447,256,760	$352,831,985	$51,668,190	$29,539,037	$30,029,888	$63,696,324
Accumulated undistributed net investment income (loss)	902,829	(362,497)	394,793	(12,063)	(288,484)	182,210
Accumulated net realized gains (losses) on investments	94,304,250	274,935,754	9,616,653	5,732,755	25,025,516	(309,690)
Net unrealized appreciation (depreciation) on:
Investments	(13,219,420)	(5,393,348)	(2,569,622)	(878,019)	(4,478,548)	(4,209,826)
Futures contracts	643,700	152,581	113,132	26,405	185,143	—
Non-exchange traded swap agreements	270,700,031	413,043,386	50,251,062	14,995,052	56,853,359	17,054,051
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$800,588,150	$1,035,207,861	$109,474,208	$49,403,167	$107,326,874	$76,413,069
Shares (unlimited number of shares authorized, no par value)	11,300,000	9,000,000	1,500,000	750,000	1,050,000	1,475,000
Net Asset Value	$70.85	$115.02	$72.98	$65.87	$102.22	$51.81

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 251

	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Gold Miners	Ultra Junior Miners
ASSETS:
Securities and Repurchase Agreements, at cost	$619,523,012	$15,409,873	$28,231,216	$610,937,672	$1,250,365	$1,484,595
Securities, at value	640,674,461	14,800,247	28,376,445	647,332,755	481,825	1,002,393
Repurchase Agreements, at value	55,060,245	1,350,723	1,974,873	51,518,026	731,874	477,111
Total Investment Securities	695,734,706	16,150,970	30,351,318	698,850,781	1,213,699	1,479,504
Cash	—	—	—	11,782	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,505,139	133,035	123,081	2,546,335	260,000	930,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	261,645	17,494	31,427	779,726	1	—
Receivable for investments sold	13,359,280	—	1,661	—	—	—
Due from counterparty	—	3,875	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	885	6,315
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	282,606,578	3,717,241	6,886,647	122,417,382	277,310	446,627
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	13,750	1,624	1,834	15,221	1,798	1,809
Total Assets	993,481,098	20,024,239	37,395,968	824,621,227	1,753,693	2,864,255
LIABILITIES:
Cash overdraft	443	120	3	—	2	—
Payable for investments purchased	—	—	17,025	—	—	—
Payable for capital shares redeemed	13,293,117	—	—	—	—	—
Advisory fees payable	532,067	1,566	13,447	528,585	—	—
Management Services fees payable	80,893	1,714	3,030	70,973	—	—
Custodian fees payable	40,111	2,480	1,823	35,266	233	236
Administration fees payable	80,609	31,345	31,371	82,473	1,474	1,839
Trustee fees payable	8,298	183	296	7,700	32	39
Licensing fees payable	151,358	2,938	4,801	119,608	353	6,389
Listing fees payable	197	—	—	—	—	—
Professional fees payable	24,498	14,287	14,415	22,217	13,695	13,700
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	87,269	195,976
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	26,957	1,713	2,091	62,674	4,330	4,337
Total Liabilities	14,238,548	56,346	88,302	929,496	107,388	222,516
NET ASSETS	$979,242,550	$19,967,893	$37,307,666	$823,691,731	$1,646,305	$2,641,739
NET ASSETS CONSIST OF:
Paid in Capital	$579,700,409	$13,996,501	$27,698,330	$2,650,213,814	$2,196,898	$3,234,874
Accumulated undistributed net investment income (loss)	(4,872,676)	23,214	11,765	1,431,570	(8,267)	(10,601)
Accumulated net realized gains (losses) on investments	45,596,545	1,489,840	590,822	(2,038,284,144)	(695,701)	(828,094)
Net unrealized appreciation (depreciation) on:
Investments	76,211,694	741,097	2,120,102	87,913,109	(36,666)	(5,091)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	282,606,578	3,717,241	6,886,647	122,417,382	190,041	250,651
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$979,242,550	$19,967,893	$37,307,666	$823,691,731	$1,646,305	$2,641,739
Shares (unlimited number of shares authorized, no par value)	11,050,000	200,000	350,000	11,019,250	100,001	150,001
Net Asset Value	$88.62	$99.84	$106.59	$74.75	$16.46	$17.61

See accompanying notes to the financial statements.

252 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra S&P Regional Banking	Ultra Semiconductors
ASSETS:
Securities and Repurchase Agreements, at cost	$165,962,705	$29,226,344	$185,507,067	$187,887,474	$9,597,846	$29,700,421
Securities, at value	167,038,674	27,924,626	147,173,915	181,010,230	8,110,198	28,313,200
Repurchase Agreements, at value	15,828,967	1,960,853	19,740,355	13,371,007	1,671,451	6,459,994
Total Investment Securities	182,867,641	29,885,479	166,914,270	194,381,237	9,781,649	34,773,194
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,933,903	128,462	1,084,307	1,918,524	21,942	109,144
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	305,206	62,316	663,905	86,964	12,121	96,614
Receivable for investments sold	4,273,495	47,932	—	—	—	—
Due from counterparty	—	—	193,696	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	2,366	—
Reclaims receivable	—	180	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	45,785,249	5,534,618	4,496,292	56,217,660	85,829	4,308,000
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	4,903	1,884	4,307	6,319	1,424	1,937
Total Assets	235,170,397	35,660,871	173,356,777	252,610,704	9,905,331	39,288,889
LIABILITIES:
Cash overdraft	40	318	164,426	3,796	2	11
Payable for investments purchased	92,591	—	61,112	—	—	503,202
Payable for capital shares redeemed	3,740,892	—	—	—	—	—
Advisory fees payable	131,574	11,224	94,172	157,588	—	10,251
Management Services fees payable	19,281	3,073	15,081	22,100	—	2,979
Custodian fees payable	7,997	3,307	13,223	12,401	1,378	2,865
Administration fees payable	50,820	31,387	47,278	56,929	31,285	31,278
Trustee fees payable	2,096	334	1,764	2,599	89	363
Licensing fees payable	30,930	5,071	25,799	41,282	1,498	5,656
Listing fees payable	—	—	—	—	—	—
Professional fees payable	16,620	14,447	16,071	16,728	14,167	14,485
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	7,674,131	264,555	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	8,860	2,778	15,335	20,960	2,295	4,377
Total Liabilities	4,101,701	71,939	8,128,392	598,938	50,714	575,467
NET ASSETS	$231,068,696	$35,588,932	$165,228,385	$252,011,766	$9,854,617	$38,713,422
NET ASSETS CONSIST OF:
Paid in Capital	$147,005,494	$28,301,244	$180,496,012	$118,527,629	$9,110,724	$28,021,872
Accumulated undistributed net investment income (loss)	29,342	38,884	973,755	2,733,369	15,050	32,279
Accumulated net realized gains (losses) on investments	21,343,675	1,055,051	5,529,254	68,303,900	459,211	1,278,498
Net unrealized appreciation (depreciation) on:
Investments	16,904,936	659,135	(18,592,797)	6,493,763	183,803	5,072,773
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	45,785,249	5,534,618	(3,177,839)	55,953,105	85,829	4,308,000
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$231,068,696	$35,588,932	$165,228,385	$252,011,766	$9,854,617	$38,713,422
Shares (unlimited number of shares authorized, no par value)	3,100,000	300,000	3,175,000	2,479,372	100,000	375,000
Net Asset Value	$74.54	$118.63	$52.04	$101.64	$98.55	$103.24

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 253

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$110,932,394	$5,546,737	$32,046,450	$9,205,119	$16,125,855	$44,047,970
Securities, at value	106,737,729	5,237,084	27,314,702	8,686,173	7,499,847	29,999,519
Repurchase Agreements, at value	10,300,435	566,529	2,954,518	883,238	8,626,164	14,050,250
Total Investment Securities	117,038,164	5,803,613	30,269,220	9,569,411	16,126,011	44,049,769
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	731,109	44,460	172,170	14,645	4,739,824	2,207,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	181,213	9,849	125,932	10,323	6	10
Receivable for investments sold	6,123	—	—	—	—	—
Due from counterparty	—	—	7,636	—	—	—
Receivable for capital shares issued	—	—	4,745,624	—	—	—
Receivable from Advisor	—	5,350	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non- exchange traded swap agreements	49,037,332	1,137,467	3,095,625	3,499,720	1,101,535	3,282,047
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	3,997	1,400	1,854	1,463	1,528	1,863
Total Assets	166,997,938	7,002,139	38,418,061	13,095,562	21,968,904	49,540,689
LIABILITIES:
Cash overdraft	24	—	5	1,370	20	43
Payable for investments purchased	55,793	—	4,517,651	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	87,319	—	4,938	2,225	2,733	18,901
Management Services fees payable	13,980	—	2,427	1,116	1,318	4,090
Custodian fees payable	9,268	522	3,312	2,165	670	2,012
Administration fees payable	46,225	31,278	31,328	31,378	18,881	18,851
Trustee fees payable	1,441	69	261	117	101	403
Licensing fees payable	24,521	1,216	5,529	1,636	—	71
Listing fees payable	—	—	—	—	—	—
Professional fees payable	15,596	14,161	14,364	14,184	14,134	19,273
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non- exchange traded swap agreements	—	—	754,893	9,831	5,014,720	2,212,861
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	13,224	1,168	2,766	1,144	1,326	4,798
Total Liabilities	267,391	48,414	5,337,474	65,166	5,053,903	2,281,303
NET ASSETS	$166,730,547	$6,953,725	$33,080,587	$13,030,396	$16,915,001	$47,259,386
NET ASSETS CONSIST OF:
Paid in Capital	$109,316,145	$5,839,814	$36,783,866	$7,589,333	$22,014,622	$50,164,209
Accumulated undistributed net investment income (loss)	50,990	81,190	127,377	15,050	(388,296)	(523,847)
Accumulated net realized gains (losses) on investments	2,220,310	(361,622)	(4,394,158)	1,571,832	(798,296)	(3,451,961)
Net unrealized appreciation (depreciation) on:
Investments	6,105,770	256,876	(1,777,230)	364,292	156	1,799
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	49,037,332	1,137,467	2,340,732	3,489,889	(3,913,185)	1,069,186
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$166,730,547	$6,953,725	$33,080,587	$13,030,396	$16,915,001	$47,259,386
Shares (unlimited number of shares authorized, no par value)	2,000,000	75,000	350,000	150,002	150,000	650,000
Net Asset Value	$83.37	$92.72	$94.52	$86.87	$112.77	$72.71
See accompanying notes to the financial statements.

254 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 50	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI
ASSETS:
Securities and Repurchase Agreements, at cost	$31,767,171	$812,395	$11,525,123	$46,698,756	$14,049,929	$5,670,754
Securities, at value	19,999,674	—	9,559,733	22,997,354	7,499,757	2,999,745
Repurchase Agreements, at value	11,767,648	812,395	1,966,264	23,706,729	6,550,712	2,671,842
Total Investment Securities	31,767,322	812,395	11,525,997	46,704,083	14,050,469	5,671,587
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	5,185,000	950,949	3,491,794	1,067,000	1,100,000	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	8	1	1	16	4	2
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	5,917	2,604	—	—	5,019
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	5,812,247	303,524	—	27,406,363	10,503,111	10,260
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,873	1,324	1,423	2,438	1,887	1,440
Total Assets	42,766,450	2,074,110	15,021,819	75,179,900	25,655,471	5,688,308
LIABILITIES:
Cash overdraft	25	1	8	70	14	12
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	19,279	—	—	34,854	9,236	—
Management Services fees payable	3,631	—	—	6,774	2,194	—
Custodian fees payable	1,485	56	970	3,614	1,286	150
Administration fees payable	18,788	18,780	18,784	20,790	18,796	18,783
Trustee fees payable	342	19	82	759	232	47
Licensing fees payable	2,000	—	12	26,661	—	—
Listing fees payable	—	—	—	—	—	—
Professional fees payable	14,483	14,106	15,126	16,910	14,325	16,033
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	65,140	79,243	7,556,190	1,041,243	—	788,737
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	2,245	533	990	1,767	2,529	747
Total Liabilities	127,418	112,738	7,592,162	1,153,442	48,612	824,509
NET ASSETS	$42,639,032	$1,961,372	$7,429,657	$74,026,458	$25,606,859	$4,863,799
NET ASSETS CONSIST OF:
Paid in Capital	$37,928,357	$1,280,489	$25,518,560	$49,488,744	$15,530,194	$5,859,860
Accumulated undistributed net investment income (loss)	(352,413)	(27,844)	(101,446)	(659,474)	(343,580)	(74,965)
Accumulated net realized gains (losses) on investments	(684,170)	484,446	(10,432,141)	(1,173,259)	(83,406)	(143,452)
Net unrealized appreciation (depreciation) on:
Investments	151	—	874	5,327	540	833
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	5,747,107	224,281	(7,556,190)	26,365,120	10,503,111	(778,477)
Foreign currency transactions	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
NET ASSETS	$42,639,032	$1,961,372	$7,429,657	$74,026,458	$25,606,859	$4,863,799
Shares (unlimited number of shares authorized, no par value)	850,000	50,000	349,948	800,000	250,000	150,000
Net Asset Value	$50.16	$39.23	$21.23	$92.53	$102.43	$32.43

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2015 :: 255

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
ASSETS:
Securities and Repurchase Agreements, at cost	$66,005,349	$60,057,822	$2,956,121	$2,836,745
Securities, at value	51,111,780	46,647,819	2,577,070	2,525,503
Repurchase Agreements, at value	14,426,884	15,535,794	351,900	304,343
Total Investment Securities	65,538,664	62,183,613	2,928,970	2,829,846
Cash	—	—	2	—
Foreign cash	—	—	—	—
Segregated cash balances with brokers for futures contracts	19,305	63,580	—	—
Segregated cash balances with custodian for swap agreements	2,260,804	977,184	—	1,002
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—
Dividends and interest receivable	191,104	253,845	—	—
Receivable for investments sold	1,805,998	—	—	—
Due from counterparty	—	—	—	—
Receivable for capital shares issued	—	—	—	—
Receivable from Advisor	—	—	10,641	10,001
Reclaims receivable	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—
Receivable for variation margin on futures contracts	3,889	18,379	—	—
Unrealized appreciation on non-exchange traded swap agreements	233,116	3,222,504	134,128	206,345
Unrealized appreciation on forward currency contracts	—	—	—	—
Prepaid expenses	3,665	2,899	3,907	2,880
Total Assets	70,056,545	66,722,004	3,077,648	3,050,074
LIABILITIES:
Cash overdraft	8	16	—	—
Payable for investments purchased	1,706,719	971,997	—	—
Payable for capital shares redeemed	—	7,650,040	—	—
Advisory fees payable	71,598	30,769	—	—
Management Services fees payable	8,732	5,942	—	—
Custodian fees payable	6,278	3,453	95	100
Administration fees payable	37,553	36,725	31,271	31,271
Trustee fees payable	303	870	27	29
Licensing fees payable	14,814	13,050	—	—
Listing fees payable	—	—	—	—
Professional fees payable	13,826	15,179	14,115	14,117
Payable for variation margin on centrally cleared swap agreements	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	5,453,106	—	31,570	8,778
Unrealized depreciation on forward currency contracts	—	—	—	—
Other liabilities	33,168	2,928	591	624
Total Liabilities	7,346,105	8,730,969	77,669	54,919
NET ASSETS	$62,710,440	$57,991,035	$2,999,979	$2,995,155
NET ASSETS CONSIST OF:
Paid in Capital	$196,771,881	$54,568,639	$2,940,168	$2,798,562
Accumulated undistributed net investment income (loss)	36,229	195,501	12,844	5,912
Accumulated net realized gains (losses) on investments	(128,416,540)	(2,131,471)	(28,440)	13
Net unrealized appreciation (depreciation) on:
Investments	(466,685)	2,125,791	(27,151)	(6,899)
Futures contracts	5,545	10,071	—	—
Non-exchange traded swap agreements	(5,219,990)	3,222,504	102,558	197,567
Centrally cleared swap agreements	—	—	—	—
Foreign currency transactions	—	—	—	—
NET ASSETS	$62,710,440	$57,991,035	$2,999,979	$2,995,155
Shares (unlimited number of shares authorized, no par value)	1,100,000	750,000	50,000	50,000
Net Asset Value	$57.01	$77.32	$60.00	$59.90

See accompanying notes to the financial statements.

256 :: MAY 31, 2015 :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

STATEMENTS OF OPERATIONS

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 257

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500 Dividend Aristocrats ETF	S&P MidCap 400 Dividend Aristocrats ETF
	October 8, 2014* through May 31, 2015		Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	February 3, 2015* through May 31, 2015
INVESTMENT INCOME:
Dividends	$121,862	(1)	$500,836	$518,879	$8,909,934	$10,956,718	$41,014
Interest	20		6,065	11,455	32	152	1
Foreign withholding tax on income	—		(25,874)	(9,733)	—	—	—
Total Investment Income	121,882		481,027	520,601	8,909,966	10,956,870	41,015
EXPENSES:
Advisory fees (Note 4)	8,761		88,978	58,411	3,382,378	1,565,248	7,358
Management Services fees (Note 4)	12,516		19,773	11,682	450,981	447,211	1,839
Professional fees	41,607		18,438	18,167	27,790	29,605	13,716
Administration fees (Note 5)	15,344		41,180	94,355	202,887	189,036	2,909
Custodian fees (Note 6)	626		32,670	6,470	138,501	63,470	2,272
Printing and Shareholder reports	13,810		4,218	1,214	66,648	42,416	5,000
Licensing fees (Note 7)	38,630		20,000	30,000	35,060	178,888	8,014
Listing fees (Note 7)	13,285		8,986	—	8,986	8,986	10,367
Trustees fees (Note 8)	333		527	307	11,210	11,520	56
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—		—	—	—	—	—
Other fees	3,299		5,277	4,451	41,055	50,480	1,474
Total Gross Expenses before fees waived and/or reimbursed	148,211		240,047	225,057	4,365,496	2,586,860	53,005
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(128,359)		(151,070)	(154,966)	(2,335,651)	(1,021,273)	(45,645)
Total Net Expenses	19,852		88,977	70,091	2,029,845	1,565,587	7,360
Net Investment Income (Loss)	102,030		392,050	450,510	6,880,121	9,391,283	33,655
NET REALIZED GAIN (LOSS) ON:
Investments	(142,751	)(2)	(24,755)	(278,325)	8,633,007	744,620	(6,746)
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	(9,175,938)	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
In-kind redemptions of investments	283,677	(2)	557,582	—	50,471,964	5,412,171	—
Foreign currency transactions	—		(1,794)	2,389	—	—	—
Net realized gain (loss)	140,926		531,033	(275,936)	49,929,033	6,156,791	(6,746)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—		(577,723)	249,500	(25,468,460)	26,196,356	49,888
Investments in Affiliated Underlying Funds	83,036		—	—	—	—	—
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	8,731,304	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
Foreign currency translations	—		(1,806)	(920)	—	—	—
Change in net unrealized appreciation/depreciation	83,036		(579,529)	248,580	(16,737,156)	26,196,356	49,888
Net realized and unrealized gain (loss)	223,962		(48,496)	(27,356)	33,191,877	32,353,147	43,142
Change in Net Assets Resulting from Operations	$325,992		$343,554	$423,154	$40,071,998	$41,744,430	$76,797

*Commencement of investment operations.

(1)  Amount represents dividend income received from affiliated Underlying ETFs of $121,862.

(2)  Amount represents net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $140,926 and distributions of realized gain received from affiliated Underlying ETFs of $0.

See accompanying notes to the financial statements.

258 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Russell 2000 Dividend Growers ETF	MSCI EAFE Dividend Growers ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF
	February 3, 2015* through May 31, 2015	August 19, 2014* through May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$30,652	$168,258	$—	$—	$—	$—
Interest	—	—	8,230,116	4,355,362	92,170	45,433
Foreign withholding tax on income	—	(8,268)	—	—	—	—
Total Investment Income	30,652	159,990	8,230,116	4,355,362	92,170	45,433
EXPENSES:
Advisory fees (Note 4)	5,321	20,490	717,488	345,458	23,406	18,566
Management Services fees (Note 4)	1,330	4,098	143,497	115,151	6,687	5,304
Professional fees	13,702	17,579	19,674	19,994	17,099	17,047
Administration fees (Note 5)	2,145	6,183	144,952	143,686	95,452	93,418
Custodian fees (Note 6)	1,770	10,044	16,284	15,073	1,045	12,261
Printing and Shareholder reports	5,000	4,478	25,511	13,470	2,032	286
Licensing fees (Note 7)	599	1,649	71,751	46,762	10,000	25,000
Listing fees (Note 7)	10,367	14,516	—	—	8,986	8,986
Trustees fees (Note 8)	37	99	3,516	2,979	168	130
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,436	3,248	24,156	18,009	4,157	4,189
Total Gross Expenses before fees waived and/or reimbursed	41,707	82,384	1,166,829	720,582	169,032	185,187
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,387)	(61,895)	(449,524)	(375,187)	(145,625)	(161,331)
Total Net Expenses	5,320	20,489	717,305	345,395	23,407	23,856
Net Investment Income (Loss)	25,332	139,501	7,512,811	4,009,967	68,763	21,577
NET REALIZED GAIN (LOSS) ON:
Investments	4,118	(24,717)	(5,558,523)	675,533	(17,906)	(482,436)
Futures contracts	—	—	(3,848,331)	(5,755,237)	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	21,991	—	21,635	455,812	6,894	10,332
Foreign currency transactions	—	(2,032)	—	—	—	(11,629)
Net realized gain (loss)	26,109	(26,749)	(9,385,219)	(4,623,892)	(11,012)	(483,733)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(91,770)	(82,248)	(3,466,361)	(2,536,703)	15,849	(582,825)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	(399,316)	(574,693)	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	11	—	—	—	(590)
Change in net unrealized appreciation/depreciation	(91,770)	(82,237)	(3,865,677)	(3,111,396)	15,849	(583,415)
Net realized and unrealized gain (loss)	(65,661)	(108,986)	(13,250,896)	(7,735,288)	4,837	(1,067,148)
Change in Net Assets Resulting from Operations	$(40,329)	$30,515	$(5,738,085)	$(3,725,321)	$73,600	$(1,045,571)

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 259

	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF	Merger ETF	RAFI® Long/Short	30 Year TIPS/TSY Spread
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$110,711	$55,965	$1,334,685	$—
Interest	448,457	3,949	87	1,294	51,028
Foreign withholding tax on income	—	(22)	(1,213)	—	—
Total Investment Income	448,457	114,638	54,839	1,335,979	51,028
EXPENSES:
Advisory fees (Note 4)	43,006	271,161	28,643	443,784	24,293
Management Services fees (Note 4)	8,601	36,154	3,819	59,171	4,417
Professional fees	16,818	17,800	17,040	18,225	17,044
Administration fees (Note 5)	59,571	97,001	94,498	99,169	93,017
Custodian fees (Note 6)	12,830	190,430	9,984	37,644	972
Printing and Shareholder reports	4,386	8,245	248	11,966	2,200
Licensing fees (Note 7)	1,091	108,465	30,000	—	7,404
Listing fees (Note 7)	—	8,986	—	8,986	8,986
Trustees fees (Note 8)	208	903	93	1,441	109
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—
Other fees	5,441	5,954	4,145	9,986	3,976
Total Gross Expenses before fees waived and/or reimbursed	151,952	745,099	188,470	690,372	162,418
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(108,953)	(401,596)	(159,828)	(128,317)	(129,305)
Total Net Expenses	42,999	343,503	28,642	562,055	33,113
Net Investment Income (Loss)	405,458	(228,865)	26,197	773,924	17,915
NET REALIZED GAIN (LOSS) ON:
Investments	(439,121)	288,176	117,654	2,542,994	498,368
Futures contracts	—	511,658	—	—	—
Non-exchange traded swap agreements	—	(912,711)	—	—	(946,535)
Centrally cleared swap agreements	—	—	—	—	—
In-kind redemptions of investments	22,075	85,230	59,397	996,959	49,352
Foreign currency transactions	—	—	72,853	—	—
Net realized gain (loss)	(417,046)	(27,647)	249,904	3,539,953	(398,815)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(124,377)	403,232	(88,654)	969,864	(390,174)
Investments in Affiliated Underlying Funds	—	—	—	—	—
Futures contracts	—	(59,511)	—	—	—
Non-exchange traded swap agreements	—	1,169,546	(193,914)	(7,294,511)	168,773
Centrally cleared swap agreements	—	—	—	—	—
Foreign currency translations	—	—	(7,907)	—	—
Change in net unrealized appreciation/depreciation	(124,377)	1,513,267	(290,475)	(6,324,647)	(221,401)
Net realized and unrealized gain (loss)	(541,423)	1,485,620	(40,571)	(2,784,694)	(620,216)
Change in Net Assets Resulting from Operations	$(135,965)	$1,256,755	$(14,374)	$(2,010,770)	$(602,301)

See accompanying notes to the financial statements.

260 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	CDS North American HY Credit ETF	CDS Short North American HY Credit ETF	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400
	August 5, 2014* through May 31, 2015	August 5, 2014* through May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	98	1,912	579,313	74,184	114,016	14,015
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	98	1,912	579,313	74,184	114,016	14,015
EXPENSES:
Advisory fees (Note 4)	31,723	45,232	11,409,554	1,601,751	1,915,824	436,367
Management Services fees (Note 4)	4,880	6,959	1,521,263	213,565	255,441	58,182
Professional fees	17,582	17,645	53,858	19,470	25,392	23,107
Administration fees (Note 5)	5,369	7,655	222,114	99,394	109,611	62,717
Custodian fees (Note 6)	2,155	2,353	150,348	29,772	32,604	10,892
Printing and Shareholder reports	3,683	3,989	156,922	34,977	65,083	12,221
Licensing fees (Note 7)	—	—	2,500	213,565	102,178	2,500
Listing fees (Note 7)	13,265	13,265	13,986	8,986	8,986	8,986
Trustees fees (Note 8)	134	180	38,992	4,525	6,202	825
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,713	3,720	130,433	27,125	25,776	14,164
Total Gross Expenses before fees waived and/or reimbursed	82,504	100,998	13,699,970	2,253,130	2,547,097	629,961
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(58,101)	(66,208)	—	(225,884)	(121,176)	(77,384)
Total Net Expenses	24,403	34,790	13,699,970	2,027,246	2,425,921	552,577
Net Investment Income (Loss)	(24,305)	(32,878)	(13,120,657)	(1,953,062)	(2,311,905)	(538,562)
NET REALIZED GAIN (LOSS) ON:
Investments	(587)	(500)	—	2,334	2	1,491
Futures contracts	—	—	(27,957,016)	(8,834,655)	(4,250,070)	(1,143,315)
Non-exchange traded swap agreements	—	—	(158,031,472)	(26,717,475)	(11,632,031)	(867,561)
Centrally cleared swap agreements	127,710	(211,395)	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	1	7	—	—	—	—
Net realized gain (loss)	127,124	(211,888)	(185,988,488)	(35,549,796)	(15,882,099)	(2,009,385)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	53,599	2,797	20,724	(290)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	340,585	617,826	193,164	183,770
Non-exchange traded swap agreements	—	—	(28,839,850)	(26,236,279)	(12,554,314)	(3,638,712)
Centrally cleared swap agreements	89,401	(97,994)	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	89,401	(97,994)	(28,445,666)	(25,615,656)	(12,340,426)	(3,455,232)
Net realized and unrealized gain (loss)	216,525	(309,882)	(214,434,154)	(61,165,452)	(28,222,525)	(5,464,617)
Change in Net Assets Resulting from Operations	$192,220	$(342,760)	$(227,554,811)	$(63,118,514)	$(30,534,430)	$(6,003,179)

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 261

	Short Russell2000	Short SmallCap600	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	150,407	4,515	639,149	163,712	98,874	2,701
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	150,407	4,515	639,149	163,712	98,874	2,701
EXPENSES:
Advisory fees (Note 4)	4,167,036	91,766	10,023,147	2,584,060	1,543,464	75,401
Management Services fees (Note 4)	555,601	12,235	1,336,410	344,539	205,794	10,053
Professional fees	26,795	17,388	51,036	25,617	21,772	17,188
Administration fees (Note 5)	158,394	56,508	217,498	127,955	97,982	56,505
Custodian fees (Note 6)	59,369	1,374	137,549	45,906	31,983	3,579
Printing and Shareholder reports	91,785	3,418	168,243	63,613	65,498	5,095
Licensing fees (Note 7)	527,818	2,500	2,500	344,539	82,319	2,500
Listing fees (Note 7)	10,452	8,986	11,486	8,986	8,986	8,986
Trustees fees (Note 8)	12,615	296	32,489	8,533	4,879	250
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	79,391	4,469	134,764	41,525	21,083	4,340
Total Gross Expenses before fees waived and/or reimbursed	5,689,256	198,940	12,115,122	3,595,273	2,083,760	183,897
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(412,476)	(82,742)	—	(326,024)	(129,883)	(88,458)
Total Net Expenses	5,276,780	116,198	12,115,122	3,269,249	1,953,877	95,439
Net Investment Income (Loss)	(5,126,373)	(111,683)	(11,475,973)	(3,105,537)	(1,855,003)	(92,738)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	16,089	—	933	—
Futures contracts	(7,849,876)	—	(31,126,581)	(8,854,759)	(2,843,137)	(250,839)
Non-exchange traded swap agreements	(24,487,144)	(108,128)	(261,387,923)	(86,794,499)	(29,714,647)	(566,572)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(32,337,020)	(108,128)	(292,498,415)	(95,649,258)	(32,556,851)	(817,411)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	7,983	1,652	165,783	(1,823)	16,914	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(246,978)	—	5,759,152	1,023,545	128,814	3,736
Non-exchange traded swap agreements	(19,027,221)	(1,354,735)	(31,339,471)	(52,186,675)	(11,160,280)	(1,723,962)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(19,266,216)	(1,353,083)	(25,414,536)	(51,164,953)	(11,014,552)	(1,720,226)
Net realized and unrealized gain (loss)	(51,603,236)	(1,461,211)	(317,912,951)	(146,814,211)	(43,571,403)	(2,537,637)
Change in Net Assets Resulting from Operations	$(56,729,609)	$(1,572,894)	$(329,388,924)	$(149,919,748)	$(45,426,406)	$(2,630,375)

See accompanying notes to the financial statements.

262 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	98,569	1,460	234,024	104,646	63,218	1,613
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	98,569	1,460	234,024	104,646	63,218	1,613
EXPENSES:
Advisory fees (Note 4)	1,726,812	44,139	3,694,330	2,150,616	871,289	53,104
Management Services fees (Note 4)	230,307	5,887	492,574	286,747	116,171	7,083
Professional fees	27,484	17,040	28,450	23,230	22,387	17,060
Administration fees (Note 5)	103,145	56,507	155,142	116,163	75,546	56,506
Custodian fees (Note 6)	29,373	1,088	67,706	44,416	20,144	3,478
Printing and Shareholder reports	47,748	2,737	55,931	35,110	25,833	1,747
Licensing fees (Note 7)	218,790	2,500	2,500	286,747	46,469	2,500
Listing fees (Note 7)	8,986	8,986	10,452	11,620	8,986	8,986
Trustees fees (Note 8)	5,394	125	11,926	6,691	2,791	148
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	21,513	4,387	69,089	51,435	15,577	4,675
Total Gross Expenses before fees waived and/or reimbursed	2,419,552	143,396	4,588,100	3,012,775	1,205,193	155,287
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(232,934)	(87,503)	—	(293,414)	(102,466)	(88,069)
Total Net Expenses	2,186,618	55,893	4,588,100	2,719,361	1,102,727	67,218
Net Investment Income (Loss)	(2,088,049)	(54,433)	(4,354,076)	(2,614,715)	(1,039,509)	(65,605)
NET REALIZED GAIN (LOSS) ON:
Investments	1,555	—	6,347	—	—	—
Futures contracts	(957,959)	—	(17,133,454)	(7,816,943)	(1,820,054)	(245,434)
Non-exchange traded swap agreements	(15,663,629)	—	(121,129,535)	(114,907,263)	(14,175,230)	(125,987)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(16,620,033)	—	(138,256,642)	(122,724,206)	(15,995,284)	(371,421)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	17,081	41	69,498	17,150	22,753	154
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(592,054)	—	3,639,963	566,813	187,853	7,709
Non-exchange traded swap agreements	(31,301,576)	(1,233,650)	(33,861,175)	(58,064,135)	(18,062,848)	(2,199,776)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(31,876,549)	(1,233,609)	(30,151,714)	(57,480,172)	(17,852,242)	(2,191,913)
Net realized and unrealized gain (loss)	(48,496,582)	(1,233,609)	(168,408,356)	(180,204,378)	(33,847,526)	(2,563,334)
Change in Net Assets Resulting from Operations	$(50,584,631)	$(1,288,042)	$(172,762,432)	$(182,819,093)	$(34,887,035)	$(2,628,939)
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 263

	UltraPro Short Russell2000	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate	Short S&P Regional Banking
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	34,561	583	8,770	417	7,408	86
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	34,561	583	8,770	417	7,408	86
EXPENSES:
Advisory fees (Note 4)	623,956	9,403	169,583	20,395	246,717	10,469
Management Services fees (Note 4)	83,223	1,254	22,611	2,719	32,895	1,396
Professional fees	21,607	19,839	17,541	22,733	21,012	19,805
Administration fees (Note 5)	66,461	56,508	56,511	56,505	58,031	56,500
Custodian fees (Note 6)	17,356	279	3,149	410	3,835	205
Printing and Shareholder reports	17,286	759	11,019	757	11,384	641
Licensing fees (Note 7)	79,062	501	9,044	1,088	13,158	558
Listing fees (Note 7)	8,986	8,986	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	1,963	32	518	69	966	27
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	12,306	3,701	5,119	3,799	7,738	3,704
Total Gross Expenses before fees waived and/or reimbursed	932,206	101,262	304,081	117,461	404,722	102,291
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(142,180)	(89,352)	(89,390)	(91,624)	(92,228)	(89,037)
Total Net Expenses	790,026	11,910	214,691	25,837	312,494	13,254
Net Investment Income (Loss)	(755,465)	(11,327)	(205,921)	(25,420)	(305,086)	(13,168)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	(238)	—	—	—
Futures contracts	(1,034,072)	—	—	—	—	—
Non-exchange traded swap agreements	(3,843,098)	(257,733)	(5,849,828)	(115,195)	(4,210,352)	(24,974)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(4,877,170)	(257,733)	(5,850,066)	(115,195)	(4,210,352)	(24,974)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	6,037	209	1,040	11	933	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(15,757)	—	—	—	—	—
Non-exchange traded swap agreements	(17,597,601)	228,424	1,624,856	216,870	3,946,461	(224,652)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(17,607,321)	228,633	1,625,896	216,881	3,947,394	(224,652)
Net realized and unrealized gain (loss)	(22,484,491)	(29,100)	(4,224,170)	101,686	(262,958)	(249,626)
Change in Net Assets Resulting from Operations	$(23,239,956)	$(40,427)	$(4,430,091)	$76,266	$(568,044)	$(262,794)

See accompanying notes to the financial statements.

264 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Gold Miners
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	February 12, 2015* through May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	7,184	20,422	254	2,813	33,169	191
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	7,184	20,422	254	2,813	33,169	191
EXPENSES:
Advisory fees (Note 4)	103,555	539,348	21,670	48,739	492,020	8,533
Management Services fees (Note 4)	13,807	71,930	2,889	6,499	65,602	1,137
Professional fees	17,322	21,371	19,837	22,772	24,353	13,696
Administration fees (Note 5)	56,511	63,052	56,500	56,508	61,202	1,401
Custodian fees (Note 6)	3,066	13,570	335	1,039	13,036	278
Printing and Shareholder reports	8,622	10,169	1,489	4,691	35,418	4,000
Licensing fees (Note 7)	5,523	71,930	1,156	2,599	26,241	455
Listing fees (Note 7)	8,986	4,307	8,986	8,986	8,986	10,159
Trustees fees (Note 8)	351	1,717	68	156	1,614	29
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,560	28,858	3,929	4,437	9,356	1,337
Total Gross Expenses before fees waived and/or reimbursed	222,303	826,252	116,859	156,426	737,828	41,025
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(91,169)	(144,658)	(89,425)	(94,767)	(115,130)	(30,220)
Total Net Expenses	131,134	681,594	27,434	61,659	622,698	10,805
Net Investment Income (Loss)	(123,950)	(661,172)	(27,180)	(58,846)	(589,529)	(10,614)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	404	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(2,128,406)	(16,262,356)	(948,691)	(1,006,333)	(19,050,735)	(166,608)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(2,128,406)	(16,262,356)	(948,691)	(1,006,333)	(19,050,331)	(166,608)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	2,067	4,666	—	1,121	8,608	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	876,649	(50,258,548)	409,755	(1,924,172)	(686,173)	142,406
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	878,716	(50,253,882)	409,755	(1,923,051)	(677,565)	142,406
Net realized and unrealized gain (loss)	(1,249,690)	(66,516,238)	(538,936)	(2,929,384)	(19,727,896)	(24,202)
Change in Net Assets Resulting from Operations	$(1,373,640)	$(67,177,410)	$(566,116)	$(2,988,230)	$(20,317,425)	$(34,816)

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 265

	UltraShort Junior Miners	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors
	February 12, 2015* through May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	146	1,460	2,166	18,459	20,887	2,709
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	146	1,460	2,166	18,459	20,887	2,709
EXPENSES:
Advisory fees (Note 4)	8,370	20,117	34,298	367,641	282,235	32,333
Management Services fees (Note 4)	1,114	2,687	4,573	49,033	37,631	4,313
Professional fees	13,702	22,712	25,589	18,099	20,782	19,921
Administration fees (Note 5)	1,375	56,505	56,505	57,468	56,508	56,505
Custodian fees (Note 6)	262	716	804	9,464	6,085	730
Printing and Shareholder reports	4,000	877	2,138	19,483	60,734	3,548
Licensing fees (Note 7)	6,335	1,075	1,829	19,613	15,053	1,725
Listing fees (Note 7)	10,159	8,986	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	37	56	106	1,236	946	104
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,350	3,944	4,381	7,034	6,324	3,992
Total Gross Expenses before fees waived and/or reimbursed	46,704	117,675	139,209	558,057	495,284	132,157
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,126)	(92,193)	(95,802)	(91,962)	(138,022)	(91,264)
Total Net Expenses	10,578	25,482	43,407	466,095	357,262	40,893
Net Investment Income (Loss)	(10,432)	(24,022)	(41,241)	(447,636)	(336,375)	(38,184)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	760	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(106,957)	(451,150)	(89,561)	1,016,499	(15,671,316)	(1,677,914)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(106,957)	(451,150)	(89,561)	1,017,259	(15,671,316)	(1,677,914)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	563	822	4,714	8,459	1,118
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(106,909)	(1,351,754)	(1,295,824)	10,165,043	6,942,408	(1,182,465)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(106,909)	(1,351,191)	(1,295,002)	10,169,757	6,950,867	(1,181,347)
Net realized and unrealized gain (loss)	(213,866)	(1,802,341)	(1,384,563)	11,187,016	(8,720,449)	(2,859,261)
Change in Net Assets Resulting from Operations	$(224,298)	$(1,826,363)	$(1,425,804)	$10,739,380	$(9,056,824)	$(2,897,445)

*Commencement of investment operations.

See accompanying notes to the financial statements.

266 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE	Short MSCI Emerging Markets
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,080	18	1,896	433	33,920	105,484
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	3,080	18	1,896	433	33,920	105,484
EXPENSES:
Advisory fees (Note 4)	43,048	2,967	40,904	29,270	1,260,144	1,682,622
Management Services fees (Note 4)	5,740	396	5,454	3,904	168,018	224,348
Professional fees	22,819	19,805	22,795	17,029	22,659	32,480
Administration fees (Note 5)	56,508	56,500	56,511	56,500	88,313	101,937
Custodian fees (Note 6)	828	55	1,784	438	20,694	28,746
Printing and Shareholder reports	4,377	343	1,587	407	21,124	16,122
Licensing fees (Note 7)	2,296	158	2,182	1,562	74,858	89,588
Listing fees (Note 7)	8,986	8,986	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	150	7	153	98	4,046	5,182
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,146	3,692	4,455	4,289	13,874	24,732
Total Gross Expenses before fees waived and/or reimbursed	148,898	92,909	144,811	122,483	1,682,716	2,214,743
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(94,431)	(89,151)	(93,033)	(85,445)	(86,479)	(83,849)
Total Net Expenses	54,467	3,758	51,778	37,038	1,596,237	2,130,894
Net Investment Income (Loss)	(51,387)	(3,740)	(49,882)	(36,605)	(1,562,317)	(2,025,410)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	3,116	1,531
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(291,203)	(30,714)	(1,855,091)	(921,461)	(3,443,335)	(9,928,886)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(291,203)	(30,714)	(1,855,091)	(921,461)	(3,440,219)	(9,927,355)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	1,216	—	493	—	188	26,227
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(1,998,096)	19,939	650,943	(846,336)	6,936,467	(4,664,473)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(1,996,880)	19,939	651,436	(846,336)	6,936,655	(4,638,246)
Net realized and unrealized gain (loss)	(2,288,083)	(10,775)	(1,203,655)	(1,767,797)	3,496,436	(14,565,601)
Change in Net Assets Resulting from Operations	$(2,339,470)	$(14,515)	$(1,253,537)	$(1,804,402)	$1,934,119	$(16,591,011)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 267

	Short FTSE China 50	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	2,328	1,789	22,281	10,384	116	7,082
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	2,328	1,789	22,281	10,384	116	7,082
EXPENSES:
Advisory fees (Note 4)	64,595	41,089	305,115	255,485	12,422	165,365
Management Services fees (Note 4)	8,613	5,479	40,682	34,064	1,656	22,009
Professional fees	25,698	19,948	23,563	20,645	31,260	20,309
Administration fees (Note 5)	56,510	56,509	56,589	56,515	56,503	56,512
Custodian fees (Note 6)	1,668	1,045	9,397	6,544	243	6,832
Printing and Shareholder reports	5,181	3,411	16,327	13,326	365	2,453
Licensing fees (Note 7)	7,336	2,327	16,758	10,219	645	8,948
Listing fees (Note 7)	8,986	8,986	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	143	146	989	837	38	574
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	7,598	4,375	10,659	5,851	3,847	5,780
Total Gross Expenses before fees waived and/or reimbursed	186,328	143,315	489,065	412,472	115,965	297,768
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(104,623)	(91,280)	(102,712)	(88,869)	(100,225)	(88,456)
Total Net Expenses	81,705	52,035	386,353	323,603	15,740	209,312
Net Investment Income (Loss)	(79,377)	(50,246)	(364,072)	(313,219)	(15,624)	(202,230)
NET REALIZED GAIN (LOSS) ON:
Investments	(164)	93	390	—	—	(11)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(5,378,866)	—	(1,339,658)	(12,478,571)	(123,447)	1,712,302
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(5,379,030)	93	(1,339,268)	(12,478,571)	(123,447)	1,712,291
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	600	599	5,204	2,882	(10)	1,666
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	996,459	(347,946)	(3,172,142)	12,312,888	348,033	7,057,608
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	997,059	(347,347)	(3,166,938)	12,315,770	348,023	7,059,274
Net realized and unrealized gain (loss)	(4,381,971)	(347,254)	(4,506,206)	(162,801)	224,576	8,771,565
Change in Net Assets Resulting from Operations	$(4,461,348)	$(397,500)	$(4,870,278)	$(476,020)	$208,952	$8,569,335

See accompanying notes to the financial statements.

268 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort FTSE China 50	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	31,745	2,712	444	19,078	581,476	22,329
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	31,745	2,712	444	19,078	581,476	22,329
EXPENSES:
Advisory fees (Note 4)	492,526	85,600	8,164	459,566	9,306,612	460,162
Management Services fees (Note 4)	65,728	11,416	1,088	61,275	1,240,873	61,354
Professional fees	21,068	22,903	19,822	20,885	45,397	21,383
Administration fees (Note 5)	61,653	56,504	56,505	60,229	212,899	60,261
Custodian fees (Note 6)	14,950	1,587	160	7,790	113,293	7,010
Printing and Shareholder reports	34,778	4,083	471	7,215	157,424	14,911
Licensing fees (Note 7)	59,116	4,627	377	22,978	465,333	31,250
Listing fees (Note 7)	8,986	8,986	8,986	8,986	12,952	8,986
Trustees fees (Note 8)	1,495	281	27	1,488	30,914	1,608
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	11,454	4,904	3,694	12,281	138,654	7,553
Total Gross Expenses before fees waived and/or reimbursed	771,754	200,891	99,294	662,693	11,724,351	674,478
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(148,549)	(92,547)	(88,950)	(80,686)	—	(91,666)
Total Net Expenses	623,205	108,344	10,344	582,007	11,724,351	582,812
Net Investment Income (Loss)	(591,460)	(105,632)	(9,900)	(562,929)	(11,142,875)	(560,483)
NET REALIZED GAIN (LOSS) ON:
Investments	1,348	—	—	67	(1)	—
Futures contracts	—	—	—	(57,169)	(2,530,768)	—
Non-exchange traded swap agreements	(28,662,300)	—	(160,948)	(5,714,379)	(265,534,112)	(973,064)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(28,660,952)	—	(160,948)	(5,771,481)	(268,064,881)	(973,064)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	5,768	908	190	1,775	160,712	6,412
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	(3,870)	(210,515)	—
Non-exchange traded swap agreements	(17,617,331)	(3,899,700)	294,071	2,083,519	83,521,485	(785,503)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(17,611,563)	(3,898,792)	294,261	2,081,424	83,471,682	(779,091)
Net realized and unrealized gain (loss)	(46,272,515)	(3,898,792)	133,313	(3,690,057)	(184,593,199)	(1,752,155)
Change in Net Assets Resulting from Operations	$(46,863,975)	$(4,004,424)	$123,413	$(4,252,986)	$(195,736,074)	$(2,312,638)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 269

	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	352	387	138,960	1,328,349	3,558	10,122
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	352	387	138,960	1,328,349	3,558	10,122
EXPENSES:
Advisory fees (Note 4)	21,603	28,014	2,072,832	26,475,847	87,470	793,226
Management Services fees (Note 4)	2,880	3,735	276,376	3,530,241	11,662	105,763
Professional fees	22,731	17,025	31,834	104,709	27,196	19,121
Administration fees (Note 5)	56,502	56,500	114,228	272,958	56,510	72,756
Custodian fees (Note 6)	265	363	34,408	309,341	1,375	10,779
Printing and Shareholder reports	855	748	27,548	341,131	795	9,636
Licensing fees (Note 7)	18,750	1,401	103,642	1,323,856	4,373	39,661
Listing fees (Note 7)	8,986	8,986	8,986	13,986	8,986	8,986
Trustees fees (Note 8)	92	93	6,876	87,716	290	2,619
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,036	3,871	22,447	334,573	4,984	18,324
Total Gross Expenses before fees waived and/or reimbursed	136,700	120,736	2,699,177	32,794,358	203,641	1,080,871
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(109,340)	(85,261)	(74,508)	—	(92,848)	(77,317)
Total Net Expenses	27,360	35,475	2,624,669	32,794,358	110,793	1,003,554
Net Investment Income (Loss)	(27,008)	(35,088)	(2,485,709)	(31,466,009)	(107,235)	(993,432)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	(411,504)	(6,327,057)	—	(506,789)
Non-exchange traded swap agreements	(260,425)	(248,416)	(41,525,868)	(1,651,886,890)	(633,982)	(75,435,206)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(260,425)	(248,416)	(41,937,372)	(1,658,213,947)	(633,982)	(75,941,995)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2)	—	37,702	55,719	1,082	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	(33,292)	(619,680)	—	(22,503)
Non-exchange traded swap agreements	153,541	4,226	8,921,908	662,192,788	671,822	30,815,291
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	153,539	4,226	8,926,318	661,628,827	672,904	30,792,788
Net realized and unrealized gain (loss)	(106,886)	(244,190)	(33,011,054)	(996,585,120)	38,922	(45,149,207)
Change in Net Assets Resulting from Operations	$(133,894)	$(279,278)	$(35,496,763)	$(1,028,051,129)	$(68,313)	$(46,142,639)

See accompanying notes to the financial statements.

270 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$38,913,392	$9,774,287	$6,334,179	$3,949,855	$3,951,301	$243,741
Interest	72,531	23,794	6,345	20,353	29,698	218
Foreign withholding tax on income	(4,952)	(460)	—	—	(2,293)	(58)
Total Investment Income	38,980,971	9,797,621	6,340,524	3,970,208	3,978,706	243,901
EXPENSES:
Advisory fees (Note 4)	16,651,132	7,279,850	2,429,545	2,568,225	2,725,195	182,745
Management Services fees (Note 4)	2,220,135	970,640	323,937	342,841	363,849	24,366
Professional fees	62,458	40,603	24,576	55,304	14,297	17,624
Administration fees (Note 5)	295,350	258,182	178,854	175,692	187,670	95,314
Custodian fees (Note 6)	221,335	124,443	33,334	36,149	240,604	10,279
Printing and Shareholder reports	190,096	60,758	25,622	48,240	6,408	3,180
Licensing fees (Note 7)	2,500	970,640	129,577	2,500	345,654	2,500
Listing fees (Note 7)	10,452	8,986	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	52,648	25,130	8,271	11,260	3,406	672
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	168,454	65,466	24,662	42,152	53,231	5,376
Total Gross Expenses before fees waived and/or reimbursed	19,874,560	9,804,698	3,187,364	3,291,349	3,949,300	351,042
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(575,014)	(108,494)	(37,442)	(495,676)	(119,434)
Total Net Expenses	19,874,560	9,229,684	3,078,870	3,253,907	3,453,624	231,608
Net Investment Income (Loss)	19,106,411	567,937	3,261,654	716,301	525,082	12,293
NET REALIZED GAIN (LOSS) ON:
Investments	(12,842,203)	(1,179,454)	3,250,613	(7,391,403)	(27,399,866)	41,783
Futures contracts	35,643,495	10,283,056	1,202,772	(4,415,912)	(4,552,282)	—
Non-exchange traded swap agreements	125,856,178	178,198,237	18,193,885	(65,473,987)	(120,916,801)	(1,090,107)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	174,011,185	103,318,570	25,606,368	(38,150,529)	(45,799,692)	2,164,888
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	322,668,655	290,620,409	48,253,638	(115,431,831)	(198,668,641)	1,116,564
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	27,333,751	34,231,443	(6,598,653)	(12,361,404)	17,394,998	(231,493)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(12,692,191)	(2,574,521)	(622,403)	458,893	(269,573)	—
Non-exchange traded swap agreements	111,331,714	6,890,751	14,188,713	6,996,181	67,287,750	4,116,837
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	125,973,274	38,547,673	6,967,657	(4,906,330)	84,413,175	3,885,344
Net realized and unrealized gain (loss)	448,641,929	329,168,082	55,221,295	(120,338,161)	(114,255,466)	5,001,908
Change in Net Assets Resulting from Operations	$467,748,340	$329,736,019	$58,482,949	$(119,621,860)	$(113,730,384)	$5,014,201
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 271

	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400	UltraPro Russell2000	Ultra Basic Materials
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$12,258,046	$7,865,320	$2,298,596	$558,293	$1,533,068	$1,439,304
Interest	6,984	10,181	1,620	423	1,714	638
Foreign withholding tax on income	(1,458)	(23)	—	—	(806)	—
Total Investment Income	12,263,572	7,875,478	2,300,216	558,716	1,533,976	1,439,942
EXPENSES:
Advisory fees (Note 4)	6,528,821	7,269,849	1,103,503	395,130	1,321,909	721,278
Management Services fees (Note 4)	870,503	967,855	147,133	52,671	176,180	96,170
Professional fees	38,653	39,807	20,466	18,240	20,947	19,274
Administration fees (Note 5)	250,864	254,585	133,199	96,716	146,727	115,993
Custodian fees (Note 6)	192,666	159,670	22,313	24,937	317,505	16,317
Printing and Shareholder reports	44,341	62,838	10,731	4,579	10,780	19,281
Licensing fees (Note 7)	2,500	967,855	58,854	2,500	167,370	38,469
Listing fees (Note 7)	8,986	8,749	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	22,631	25,630	3,979	1,361	4,605	2,351
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	259,539	—	—	—	—	—
Other fees	57,630	73,876	14,293	7,520	17,666	10,350
Total Gross Expenses before fees waived and/or reimbursed	8,277,134	9,830,714	1,523,457	612,640	2,192,675	1,048,469
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(622,368)	(124,552)	(111,917)	(517,734)	(134,999)
Total Net Expenses	8,277,134	9,208,346	1,398,905	500,723	1,674,941	913,470
Net Investment Income (Loss)	3,986,438	(1,332,868)	901,311	57,993	(140,965)	526,472
NET REALIZED GAIN (LOSS) ON:
Investments	156,118	(1,675,100)	(435,526)	461,869	(2,724,620)	(960,545)
Futures contracts	8,420,070	6,918,149	1,089,882	285,916	(853,705)	—
Non-exchange traded swap agreements	36,103,746	189,188,003	(3,119,872)	(568,416)	1,445,247	(2,807,106)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	82,148,661	126,185,003	16,154,070	4,792,140	12,150,872	10,151,232
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	126,828,595	320,616,055	13,688,554	4,971,509	10,017,794	6,383,581
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(18,325,868)	(9,722,737)	(4,907,916)	(1,765,491)	(326,176)	(11,277,736)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(5,109,467)	(567,335)	(379,682)	(75,729)	(65,946)	—
Non-exchange traded swap agreements	175,085,790	215,138,132	34,717,206	10,150,010	37,361,394	(979,285)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	151,650,455	204,848,060	29,429,608	8,308,790	36,969,272	(12,257,021)
Net realized and unrealized gain (loss)	278,479,050	525,464,115	43,118,162	13,280,299	46,987,066	(5,873,440)
Change in Net Assets Resulting from Operations	$282,465,488	$524,131,247	$44,019,473	$13,338,292	$46,846,101	$(5,346,968)

See accompanying notes to the financial statements.

272 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Gold Miners	Ultra Junior Miners
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	February 12, 2015* through May 31, 2015	February 12, 2015* through May 31, 2015
INVESTMENT INCOME:
Dividends	$1,217,881	$399,381	$312,913	$12,938,116	$—	$—
Interest	4,743	148	211	12,496	104	80
Foreign withholding tax on income	—	—	(340)	—	—	—
Total Investment Income	1,222,624	399,529	312,784	12,950,612	104	80
EXPENSES:
Advisory fees (Note 4)	3,998,713	158,246	207,806	6,186,490	6,598	8,433
Management Services fees (Note 4)	532,376	21,099	27,707	824,859	883	1,126
Professional fees	32,039	17,502	17,646	36,844	13,699	13,704
Administration fees (Note 5)	210,361	94,266	94,395	246,982	1,474	1,839
Custodian fees (Note 6)	86,489	10,657	12,172	107,842	233	236
Printing and Shareholder reports	54,503	3,362	3,083	105,509	4,000	4,000
Licensing fees (Note 7)	532,376	8,440	11,083	329,950	353	6,646
Listing fees (Note 7)	5,768	8,986	8,986	8,986	10,159	10,159
Trustees fees (Note 8)	14,671	533	691	20,936	32	39
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	54,865	4,824	5,422	60,377	1,333	1,346
Total Gross Expenses before fees waived and/or reimbursed	5,522,161	327,915	388,991	7,928,775	38,764	47,528
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(454,152)	(127,379)	(125,555)	(88,008)	(30,393)	(36,847)
Total Net Expenses	5,068,009	200,536	263,436	7,840,767	8,371	10,681
Net Investment Income (Loss)	(3,845,385)	198,993	49,348	5,109,845	(8,267)	(10,601)
NET REALIZED GAIN (LOSS) ON:
Investments	15,206,525	(54,955)	(328,120)	1,217,720	(19,087)	(48,604)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	21,056,643	318,169	1,080,955	60,743,871	(652,964)	(779,490)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	45,463,463	1,021,563	2,167,039	52,257,924	(23,650)	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	81,726,631	1,284,777	2,919,874	114,219,515	(695,701)	(828,094)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	88,028,861	305,123	1,339,929	17,282,265	(36,666)	(5,091)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	233,057,030	1,856,950	4,015,697	42,217,516	190,041	250,651
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	321,085,891	2,162,073	5,355,626	59,499,781	153,375	245,560
Net realized and unrealized gain (loss)	402,812,522	3,446,850	8,275,500	173,719,296	(542,326)	(582,534)
Change in Net Assets Resulting from Operations	$398,967,137	$3,645,843	$8,324,848	$178,829,141	$(550,593)	$(593,135)

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 273

	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra S&P Regional Banking	Ultra Semiconductors
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$1,776,776	$528,242	$3,309,994	$6,024,468	$182,875	$626,370
Interest	1,744	181	2,128	2,865	119	550
Foreign withholding tax on income	—	(124)	(1,043)	—	—	—
Total Investment Income	1,778,520	528,299	3,311,079	6,027,333	182,994	626,920
EXPENSES:
Advisory fees (Note 4)	1,221,056	249,840	1,187,175	2,169,821	65,579	290,888
Management Services fees (Note 4)	162,806	33,312	158,231	289,307	8,740	38,772
Professional fees	21,228	17,763	21,255	24,558	17,105	17,957
Administration fees (Note 5)	138,053	94,461	136,691	172,058	94,100	94,069
Custodian fees (Note 6)	23,151	11,580	42,124	39,699	5,572	8,817
Printing and Shareholder reports	19,022	4,629	35,068	31,072	3,145	7,469
Licensing fees (Note 7)	65,124	13,325	63,294	115,725	3,496	15,509
Listing fees (Note 7)	8,986	8,986	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	4,321	841	3,937	7,232	240	1,010
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	13,856	5,909	14,156	23,422	5,184	6,006
Total Gross Expenses before fees waived and/or reimbursed	1,677,603	440,646	1,670,917	2,881,880	212,147	489,483
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(129,003)	(124,090)	(169,013)	(132,447)	(129,052)	(120,720)
Total Net Expenses	1,548,600	316,556	1,501,904	2,749,433	83,095	368,763
Net Investment Income (Loss)	229,920	211,743	1,809,175	3,277,900	99,899	258,157
NET REALIZED GAIN (LOSS) ON:
Investments	2,274,232	(494,211)	(4,381,949)	868,659	(38,979)	137,086
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	16,912,883	110,856	(7,524,174)	39,315,491	860,182	10,695,636
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	14,421,871	2,929,403	10,316,319	25,428,177	(21,551)	4,306,785
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	33,608,986	2,546,048	(1,589,804)	65,612,327	799,652	15,139,507
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	12,127,893	(1,026,617)	(26,120,025)	(15,294,486)	1,027,185	2,121,147
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	28,345,205	1,929,651	(22,862,815)	(12,815,037)	493,851	(809,946)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	40,473,098	903,034	(48,982,840)	(28,109,523)	1,521,036	1,311,201
Net realized and unrealized gain (loss)	74,082,084	3,449,082	(50,572,644)	37,502,804	2,320,688	16,450,708
Change in Net Assets Resulting from Operations	$74,312,004	$3,660,825	$(48,763,469)	$40,780,704	$2,420,587	$16,708,865

See accompanying notes to the financial statements.

274 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$1,935,594	$147,919	$967,575	$181,372	$—	$—
Interest	1,149	35	296	334	5,185	10,367
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	1,936,743	147,954	967,871	181,706	5,185	10,367
EXPENSES:
Advisory fees (Note 4)	1,277,823	51,003	246,987	102,618	222,386	304,733
Management Services fees (Note 4)	170,375	6,800	32,931	13,682	29,679	40,631
Professional fees	20,747	17,101	17,541	17,150	17,506	32,341
Administration fees (Note 5)	140,354	94,069	94,166	94,466	56,708	56,734
Custodian fees (Note 6)	31,649	3,280	8,961	25,001	4,817	6,241
Printing and Shareholder reports	29,736	729	8,722	1,472	2,746	11,309
Licensing fees (Note 7)	68,151	2,720	13,173	5,473	12,167	16,960
Listing fees (Note 7)	8,986	8,986	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	4,186	144	700	325	658	1,035
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	14,342	4,104	6,869	6,272	8,437	6,760
Total Gross Expenses before fees waived and/or reimbursed	1,766,349	188,936	439,036	275,445	364,090	485,730
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(146,554)	(124,340)	(126,215)	(145,341)	(82,493)	(99,840)
Total Net Expenses	1,619,795	64,596	312,821	130,104	281,597	385,890
Net Investment Income (Loss)	316,948	83,358	655,050	51,602	(276,412)	(375,523)
NET REALIZED GAIN (LOSS) ON:
Investments	(497,546)	(468,260)	(142,432)	(37,436)	426	253
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	3,567,311	(294,602)	(37,161)	3,770,866	(2,377,549)	(318,342)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	25,750,288	324,410	2,196,781	2,190,047	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	28,820,053	(438,452)	2,017,188	5,923,477	(2,377,123)	(318,089)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(7,775,930)	(36,602)	(2,846,097)	(1,041,467)	92	1,795
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	25,766,897	173,437	(348,487)	(252,752)	(11,059,170)	(3,335,316)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	17,990,967	136,835	(3,194,584)	(1,294,219)	(11,059,078)	(3,333,521)
Net realized and unrealized gain (loss)	46,811,020	(301,617)	(1,177,396)	4,629,258	(13,436,201)	(3,651,610)
Change in Net Assets Resulting from Operations	$47,127,968	$(218,259)	$(522,346)	$4,680,860	$(13,712,613)	$(4,027,133)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 275

	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 50	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	4,409	177	2,522	16,507	4,798	2,030
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	4,409	177	2,522	16,507	4,798	2,030
EXPENSES:
Advisory fees (Note 4)	199,786	15,430	62,503	419,936	191,108	44,189
Management Services fees (Note 4)	26,638	2,057	8,348	55,968	25,474	5,892
Professional fees	17,614	16,988	20,019	24,269	17,607	22,774
Administration fees (Note 5)	56,510	56,503	56,510	59,068	56,508	56,505
Custodian fees (Note 6)	4,772	230	2,018	8,483	3,140	696
Printing and Shareholder reports	4,406	620	2,762	11,485	4,035	1,306
Licensing fees (Note 7)	7,991	797	3,469	51,608	10,598	2,399
Listing fees (Note 7)	8,986	8,986	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	692	52	204	1,528	667	144
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,579	3,756	4,138	8,164	5,423	4,183
Total Gross Expenses before fees waived and/or reimbursed	333,974	105,419	168,957	649,495	323,546	147,074
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(80,967)	(85,880)	(89,858)	(117,071)	(81,391)	(91,138)
Total Net Expenses	253,007	19,539	79,099	532,424	242,155	55,936
Net Investment Income (Loss)	(248,598)	(19,362)	(76,577)	(515,917)	(237,357)	(53,906)
NET REALIZED GAIN (LOSS) ON:
Investments	20	—	—	—	(485)	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(1,792,323)	484,445	(594,779)	2,655,846	(1,282,335)	122,662
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(1,792,303)	484,445	(594,779)	2,655,846	(1,282,820)	122,662
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	146	(9)	887	4,250	322	833
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(105,336)	(713,091)	(7,452,680)	25,642,488	7,268,055	(1,514,074)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(105,190)	(713,100)	(7,451,793)	25,646,738	7,268,377	(1,513,241)
Net realized and unrealized gain (loss)	(1,897,493)	(228,655)	(8,046,572)	28,302,584	5,985,557	(1,390,579)
Change in Net Assets Resulting from Operations	$(2,146,091)	$(248,017)	$(8,123,149)	$27,786,667	$5,748,200	$(1,444,485)

See accompanying notes to the financial statements.

276 :: FOR THE PERIODS ENDED MAY 31, 2015 :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$71,867	$48,221
Interest	5,490,837	1,224,905	436	416
Foreign withholding tax on income	—	—	—	—
Total Investment Income	5,490,837	1,224,905	72,303	48,637
EXPENSES:
Advisory fees (Note 4)	2,399,337	428,578	23,243	22,703
Management Services fees (Note 4)	320,034	57,143	3,099	3,027
Professional fees	33,714	18,578	17,014	17,019
Administration fees (Note 5)	165,173	100,478	94,041	94,038
Custodian fees (Note 6)	36,857	9,975	766	434
Printing and Shareholder reports	76,637	5,126	821	380
Licensing fees (Note 7)	120,014	21,429	31,250	18,750
Listing fees (Note 7)	8,986	8,986	8,986	8,986
Trustees fees (Note 8)	9,745	1,484	78	77
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—
Other fees	99,668	7,985	3,817	4,189
Total Gross Expenses before fees waived and/or reimbursed	3,270,165	659,762	183,115	169,603
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(231,710)	(116,825)	(153,676)	(140,846)
Total Net Expenses	3,038,455	542,937	29,439	28,757
Net Investment Income (Loss)	2,452,382	681,968	42,864	19,880
NET REALIZED GAIN (LOSS) ON:
Investments	(11,657,596)	(1,674,782)	(73,339)	24
Futures contracts	(597,422)	129,276	—	—
Non-exchange traded swap agreements	(30,567,734)	1,199,724	496,779	69,789
Centrally cleared swap agreements	—	—	—	—
In-kind redemptions of investments	(8,023,078)	638,422	12,051	12,003
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	(50,845,830)	292,640	435,491	81,816
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(8,511,038)	1,372,437	(45,592)	(22,135)
Investments in Affiliated Underlying Funds	—	—	—	—
Futures contracts	17,778	12,865	—	—
Non-exchange traded swap agreements	(12,255,718)	937,232	(517,190)	4,269
Centrally cleared swap agreements	—	—	—	—
Foreign currency translations	—	—	—	—
Change in net unrealized appreciation/depreciation	(20,748,978)	2,322,534	(562,782)	(17,866)
Net realized and unrealized gain (loss)	(71,594,808)	2,615,174	(127,291)	63,950
Change in Net Assets Resulting from Operations	$(69,142,426)	$3,297,142	$(84,427)	$83,830

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2015 :: 277

STATEMENTS OF CHANGES IN NET ASSETS

278 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Morningstar Alternatives Solution ETF	DJ Brookfield Global Infrastructure ETF		Global Listed Private Equity ETF
	October 8, 2014* through May 31, 2015	Year Ended May 31, 2015	March 25, 2014* through May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$102,030	$392,050	$20,171	$450,510	$209,970
Net realized gain (loss)	140,926	531,033	67	(275,936)	553,858
Change in net unrealized appreciation/depreciation	83,036	(579,529)	283,401	248,580	216,707
Change in Net Assets Resulting from Operations	325,992	343,554	303,639	423,154	980,535
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(108,501)	(360,065)	—	(619,769)	(490,970)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(108,501)	(360,065)	—	(619,769)	(490,970)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	33,370,442	28,886,917	4,000,040	8,304,635	4,345,096
Cost of shares redeemed	(10,129,657)	(5,645,417)	—	—	(4,319,808)
Change in net assets resulting from capital transactions	23,240,785	23,241,500	4,000,040	8,304,635	25,288
Change in net assets	23,458,276	23,224,989	4,303,679	8,108,020	514,853
NET ASSETS:
Beginning of period	$—	$4,303,679	$—	$6,638,112	$6,123,259
End of period	$23,458,276	$27,528,668	$4,303,679	$14,746,132	$6,638,112
Accumulated undistributed net investment income (loss) included in end of period net assets	$(6,471)	$50,771	$20,171	$(190,152)	$(193,112)
SHARE TRANSACTIONS:
Beginning of period	—	100,001	—	150,001	150,001
Issued	80,001	150,000	—	50,000	—
Issued in-kind	750,000	500,000	100,001	150,000	100,000
Redeemed	—	—	—	—	—
Redemption in-kind	(250,000)	(125,000)	—	—	(100,000)
Shares outstanding, end of period	580,001	625,001	100,001	350,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 279

	Large Cap Core Plus				S&P 500 Dividend Aristocrats ETF		S&P MidCap 400 Dividend Aristocrats ETF
	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015	October 9, 2013* through May 31, 2014	February 3, 2015* through May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,880,121		$3,329,366		$9,391,283	$1,128,067	$33,655
Net realized gain (loss)	49,929,033		17,919,726		6,156,791	58,294	(6,746)
Change in net unrealized appreciation/depreciation	(16,737,156)		25,706,926		26,196,356	7,247,882	49,888
Change in Net Assets Resulting from Operations	40,071,998		46,956,018		41,744,430	8,434,243	76,797
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,547,272)		(3,064,725)		(7,012,887)	(599,911)	(15,608)
Net realized gains on investments	—		—		—	—	—
Tax return of capital	—		—		—	—	—
Total distributions	(6,547,272)		(3,064,725)		(7,012,887)	(599,911)	(15,608)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	590,778,108		134,737,834		554,154,238	178,902,019	6,995,086
Cost of shares redeemed	(435,429,021)		(17,298,963)		(30,409,020)	(2,112,178)	—
Change in net assets resulting from capital transactions	155,349,087		117,438,871		523,745,218	176,789,841	6,995,086
Change in net assets	188,873,813		161,330,164		558,476,761	184,624,173	7,056,275
NET ASSETS:
Beginning of period	$299,853,192		$138,523,028		$184,624,173	$—	$—
End of period	$488,727,005		$299,853,192		$743,100,934	$184,624,173	$7,056,275
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,068,286		$735,437		$2,907,147	$528,156	$18,047
SHARE TRANSACTIONS:
Beginning of period	6,400,000	(e)	3,600,000	(e)	4,050,001	—	—
Issued	8,000,000	(e)	400,000	(e)	—	200,001	1
Issued in-kind	4,400,000	(e)	2,800,000	(e)	11,300,000	3,900,000	175,000
Redeemed	—	(e)	(200,000	)(e)	—	—	—
Redemption in-kind	(9,200,000	)(e)	(200,000	)(e)	(600,000)	(50,000)	—
Shares outstanding, end of period	9,600,000	(e)	6,400,000	(e)	14,750,001	4,050,001	175,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

280 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Russell 2000 Dividend Growers ETF	MSCI EAFE Dividend Growers ETF	High Yield-Interest Rate Hedged
	February 3, 2015* through May 31, 2015	August 19, 2014* through May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$25,332	$139,501	$7,512,811	$3,373,686
Net realized gain (loss)	26,109	(26,749)	(9,385,219)	(2,249,125)
Change in net unrealized appreciation/depreciation	(91,770)	(82,237)	(3,865,677)	1,427,044
Change in Net Assets Resulting from Operations	(40,329)	30,515	(5,738,085)	2,551,605
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,711)	(34,972)	(7,746,801)	(2,806,478)
Net realized gains on investments	—	—	—	—
Tax return of capital	—	—	—	—
Total distributions	(13,711)	(34,972)	(7,746,801)	(2,806,478)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,979,935	11,812,566	46,398,031	127,487,722
Cost of shares redeemed	(997,187)	—	(51,528,370)	(3,909,538)
Change in net assets resulting from capital transactions	4,982,748	11,812,566	(5,130,339)	123,578,184
Change in net assets	4,928,708	11,808,109	(18,615,225)	123,323,311
NET ASSETS:
Beginning of period	$—	$—	$147,102,918	$23,779,607
End of period	$4,928,708	$11,808,109	$128,487,693	$147,102,918
Accumulated undistributed net investment income (loss) included in end of period net assets	$11,621	$102,854	$362,318	$596,308
SHARE TRANSACTIONS:
Beginning of period	—	—	1,850,001	300,001
Issued	1	100,001	600,000	1,600,000
Issued in-kind	150,000	200,000	—	—
Redeemed	—	—	(600,000)	(50,000)
Redemption in-kind	(25,000)	—	(100,000)	—
Shares outstanding, end of period	125,001	300,001	1,750,001	1,850,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 281

	Investment Grade-Interest Rate Hedged		USD Covered Bond
	Year Ended May 31, 2015	November 5, 2013* through May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,009,967	$896,941	$68,763	$60,737
Net realized gain (loss)	(4,623,892)	(2,743,995)	(11,012)	25,953
Change in net unrealized appreciation/depreciation	(3,111,396)	2,747,457	15,849	(22,674)
Change in Net Assets Resulting from Operations	(3,725,321)	900,403	73,600	64,016
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,812,806)	(672,657)	(68,729)	(61,248)
Net realized gains on investments	—	—	—	—
Tax return of capital	—	—	—	—
Total distributions	(3,812,806)	(672,657)	(68,729)	(61,248)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	110,687,188	80,960,253	6,598,797	—
Cost of shares redeemed	(27,288,506)	—	(6,602,359)	—
Change in net assets resulting from capital transactions	83,398,682	80,960,253	(3,562)	—
Change in net assets	75,860,555	81,187,999	1,309	2,768
NET ASSETS:
Beginning of period	$81,187,999	$—	$6,613,338	$6,610,570
End of period	$157,048,554	$81,187,999	$6,614,647	$6,613,338
Accumulated undistributed net investment income (loss) included in end of period net assets	$421,445	$224,284	$3,903	$3,869
SHARE TRANSACTIONS:
Beginning of period	1,000,001	—	65,001	65,001
Issued	1,400,000	700,001	65,000	—
Issued in-kind	—	300,000	—	—
Redeemed	(200,000)	—	—	—
Redemption in-kind	(150,000)	—	(65,000)	—
Shares outstanding, end of period	2,050,001	1,000,001	65,001	65,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

282 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	German Sovereign/Sub-Sovereign ETF		Short Term USD Emerging Markets Bond ETF		Hedge Replication ETF
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	November 19, 2013* through May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,577	$28,892	$405,458	$244,935	$(228,865)	$(197,696)
Net realized gain (loss)	(483,733)	243,152	(417,046)	8,541	(27,647)	1,108,014
Change in net unrealized appreciation/depreciation	(583,415)	679	(124,377)	157,416	1,513,267	15,701
Change in Net Assets Resulting from Operations	(1,045,571)	272,723	(135,965)	410,892	1,256,755	926,019
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(22,524)	(73,926)	(405,553)	(205,020)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(22,524)	(73,926)	(405,553)	(205,020)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,127,329	4,307,966	—	12,042,080	63,668,826	14,432,668
Cost of shares redeemed	(1,787,586)	(4,304,329)	(4,037,412)	—	(56,311,366)	(38,627,233)
Change in net assets resulting from capital transactions	339,743	3,637	(4,037,412)	12,042,080	7,357,460	(24,194,565)
Change in net assets	(728,352)	202,434	(4,578,930)	12,247,952	8,614,215	(23,268,546)
NET ASSETS:
Beginning of period	$4,317,800	$4,115,366	$12,247,952	$—	$31,471,491	$54,740,037
End of period	$3,589,448	$4,317,800	$7,669,022	$12,247,952	$40,085,706	$31,471,491
Accumulated undistributed net investment income (loss) included in end of period net assets	$13,648	$(1,251)	$39,820	$39,915	$(183,257)	$(256,744)
SHARE TRANSACTIONS:
Beginning of period	100,001	100,001	150,001	—	750,000	1,350,000
Issued	—	—	—	150,001	1,525,000	350,000
Issued in-kind	50,000	100,000	—	—	—	—
Redeemed	—	—	—	—	(1,300,000)	(950,000)
Redemption in-kind	(50,000)	(100,000)	(50,000)	—	(50,000)	—
Shares outstanding, end of period	100,001	100,001	100,001	150,001	925,000	750,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 283

	Merger ETF		RAFI® Long/Short		30 Year TIPS/TSY Spread
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,197	$35,348	$773,924	$588,902	$17,915	$43,868
Net realized gain (loss)	249,904	(87,485)	3,539,953	3,420,446	(398,815)	(385,159)
Change in net unrealized appreciation/depreciation	(290,475)	26,327	(6,324,647)	(2,558,807)	(221,401)	176,261
Change in Net Assets Resulting from Operations	(14,374)	(25,810)	(2,010,770)	1,450,541	(602,301)	(165,030)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,506)	(96,231)	(795,933)	(520,390)	(61,973)	(33,894)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	(5,387)	—
Total distributions	(18,506)	(96,231)	(795,933)	(520,390)	(67,360)	(33,894)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,494,929	—	29,363,910	88,859,241	1,780,311	—
Cost of shares redeemed	(2,763,325)	(1,939,891)	(34,102,731)	(61,425,346)	(823,448)	—
Change in net assets resulting from capital transactions	2,731,604	(1,939,891)	(4,738,821)	27,433,895	956,863	—
Change in net assets	2,698,724	(2,061,932)	(7,545,524)	28,364,046	287,202	(198,924)
NET ASSETS:
Beginning of period	$3,707,192	$5,769,124	$57,763,723	$29,399,677	$3,581,417	$3,780,341
End of period	$6,405,916	$3,707,192	$50,218,199	$57,763,723	$3,868,619	$3,581,417
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,496)	$807	$102,646	$124,655	$(14,179)	$29,879
SHARE TRANSACTIONS:
Beginning of period	100,001	150,001	1,350,000	700,000	100,001	100,001
Issued	25,000	—	575,000	1,850,000	50,000	—
Issued in-kind	125,000	—	125,000	250,000	—	—
Redeemed	—	—	(700,000)	(300,000)	—	—
Redemption in-kind	(75,000)	(50,000)	(125,000)	(1,150,000)	(25,000)	—
Shares outstanding, end of period	175,001	100,001	1,225,000	1,350,000	125,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

284 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	CDS North American HY Credit ETF	CDS Short North American HY Credit ETF	Short S&P500®		Short QQQ®
	August 5, 2014* through May 31, 2015	August 5, 2014* through May 31, 2015	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015		Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,305)	$(32,878)	$(13,120,657)	$(15,361,919)	$(1,953,062)		$(1,702,557)
Net realized gain (loss)	127,124	(211,888)	(185,988,488)	(255,246,632)	(35,549,796)		(49,751,860)
Change in net unrealized appreciation/depreciation	89,401	(97,994)	(28,445,666)	(118,639,923)	(25,615,656)		(2,068,037)
Change in Net Assets Resulting from Operations	192,220	(342,760)	(227,554,811)	(389,248,474)	(63,118,514)		(53,522,454)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(150,217)	—	—	—	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	(150,217)	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,041,403	11,917,976	1,748,967,685	1,748,321,747	439,096,716		324,437,808
Cost of shares redeemed	(2,019,476)	(3,930,955)	(1,637,840,237)	(1,524,806,755)	(415,879,533)		(242,259,374)
Change in net assets resulting from capital transactions	6,021,927	7,987,021	111,127,448	223,514,992	23,217,183		82,178,434
Change in net assets	6,063,930	7,644,261	(116,427,363)	(165,733,482)	(39,901,331)		28,655,980
NET ASSETS:
Beginning of period	$—	$—	$1,655,816,949	$1,821,550,431	$222,194,166		$193,538,186
End of period	$6,063,930	$7,644,261	$1,539,389,586	$1,655,816,949	$182,292,835		$222,194,166
Accumulated undistributed net investment income (loss) included in end of period net assets	$(174,522)	$(3,719)	$(18,995,186)	$(21,427,528)	$(2,716,541)		$(2,425,039)
SHARE TRANSACTIONS:
Beginning of period	—	—	69,376,429	62,251,429	3,225,000	(b)	2,156,250	(b)
Issued	200,001	300,001	76,800,000	64,800,000	6,912,500	(b)	4,293,750	(b)
Issued in-kind	—	—	—	—	—	(b)	—	(b)
Redeemed	(50,000)	(100,000)	(72,651,429)	(57,675,000)	(6,825,000	)(b)	(3,225,000	)(b)
Redemption in-kind	—	—	—	—	—	(b)	—	(b)
Shares outstanding, end of period	150,001	200,001	73,525,000	69,376,429	3,312,500	(b)	3,225,000	(b)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 285

	Short Dow30SM		Short MidCap400		Short Russell2000
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015		Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,311,905)	$(2,610,027)	$(538,562)	$(356,506)	$(5,126,373)		$(4,497,373)
Net realized gain (loss)	(15,882,099)	(54,600,449)	(2,009,385)	(3,455,568)	(32,337,020)		(115,949,270)
Change in net unrealized appreciation/depreciation	(12,340,426)	14,631,874	(3,455,232)	(3,375,916)	(19,266,216)		27,160,168
Change in Net Assets Resulting from Operations	(30,534,430)	(42,578,602)	(6,003,179)	(7,187,990)	(56,729,609)		(93,286,475)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	—	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	103,302,713	161,590,866	74,825,420	96,269,512	604,788,708		1,040,879,855
Cost of shares redeemed	(105,581,566)	(109,967,208)	(153,652,040)	(15,345,030)	(847,681,375)		(625,346,610)
Change in net assets resulting from capital transactions	(2,278,853)	51,623,658	(78,826,620)	80,924,482	(242,892,667)		415,533,245
Change in net assets	(32,813,283)	9,045,056	(84,829,799)	73,736,492	(299,622,276)		322,246,770
NET ASSETS:
Beginning of period	$286,026,300	$276,981,244	$107,528,572	$33,792,080	$699,356,724		$377,109,954
End of period	$253,213,017	$286,026,300	$22,698,773	$107,528,572	$399,734,448		$699,356,724
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,389,163)	$(3,556,980)	$(763,078)	$(461,902)	$(7,335,589)		$(5,886,255)
SHARE TRANSACTIONS:
Beginning of period	11,250,000	9,450,000	6,075,000	1,575,000	10,331,250	(d)	4,593,750	(d)
Issued	4,325,000	5,700,000	4,325,000	5,250,000	9,275,000	(d)	14,475,000	(d)
Issued in-kind	—	—	—	—	—	(d)	—	(d)
Redeemed	(4,375,000)	(3,900,000)	(8,925,000)	(750,000)	(12,787,500	)(d)	(8,737,500	)(d)
Redemption in-kind	—	—	—	—	—	(d)	—	(d)
Shares outstanding, end of period	11,200,000	11,250,000	1,475,000	6,075,000	6,818,750	(d)	10,331,250	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

See accompanying notes to the financial statements.

286 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short SmallCap600		UltraShort S&P500®		UltraShort QQQ®
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(111,683)	$(190,453)	$(11,475,973)	$(14,575,869)	$(3,105,537)	$(3,592,901)
Net realized gain (loss)	(108,128)	(9,042,895)	(292,498,415)	(636,022,991)	(95,649,258)	(226,363,923)
Change in net unrealized appreciation/depreciation	(1,353,083)	3,880,025	(25,414,536)	(34,954,173)	(51,164,953)	27,890,327
Change in Net Assets Resulting from Operations	(1,572,894)	(5,353,323)	(329,388,924)	(685,553,033)	(149,919,748)	(202,066,497)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,924,650	36,101,780	1,064,875,057	1,830,248,800	457,539,594	545,298,067
Cost of shares redeemed	—	(168,105,263)	(985,090,408)	(1,453,440,076)	(349,607,057)	(398,572,587)
Change in net assets resulting from capital transactions	7,924,650	(132,003,483)	79,784,649	376,808,724	107,932,537	146,725,480
Change in net assets	6,351,756	(137,356,806)	(249,604,275)	(308,744,309)	(41,987,211)	(55,341,017)
NET ASSETS:
Beginning of period	$9,710,363	$147,067,169	$1,625,830,990	$1,934,575,299	$379,609,609	$434,950,626
End of period	$16,062,119	$9,710,363	$1,376,226,715	$1,625,830,990	$337,622,398	$379,609,609
Accumulated undistributed net investment income (loss) included in end of period net assets	$(150,740)	$(410,208)	$(16,935,939)	$(21,154,472)	$(4,486,680)	$(5,129,040)
SHARE TRANSACTIONS:
Beginning of period	168,681	2,062,500	61,309,271	48,259,271	7,137,763	4,776,943
Issued	150,000	525,000	47,875,000	55,650,000	11,100,000	8,381,250
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(2,418,819)	(41,400,000)	(42,600,000)	(8,200,000)	(6,020,430)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	318,681	168,681	67,784,271	61,309,271	10,037,763	7,137,763

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 287

	UltraShort Dow30SM		UltraShort MidCap400		UltraShort Russell2000
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,855,003)	$(2,303,576)	$(92,738)	$(126,702)	$(2,088,049)	$(2,525,246)
Net realized gain (loss)	(32,556,851)	(90,470,977)	(817,411)	(5,959,433)	(16,620,033)	(130,198,817)
Change in net unrealized appreciation/depreciation	(11,014,552)	20,103,540	(1,720,226)	672,001	(31,876,549)	34,054,144
Change in Net Assets Resulting from Operations	(45,426,406)	(72,671,013)	(2,630,375)	(5,414,134)	(50,584,631)	(98,669,919)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	136,281,867	138,514,556	10,260,218	—	443,990,336	459,314,493
Cost of shares redeemed	(108,075,148)	(100,303,438)	(13,168,333)	(8,979)	(475,585,889)	(434,662,235)
Change in net assets resulting from capital transactions	28,206,719	38,211,118	(2,908,115)	(8,979)	(31,595,553)	24,652,258
Change in net assets	(17,219,687)	(34,459,895)	(5,538,490)	(5,423,113)	(82,180,184)	(74,017,661)
NET ASSETS:
Beginning of period	$243,513,426	$277,973,321	$11,209,374	$16,632,487	$276,053,144	$350,070,805
End of period	$226,293,739	$243,513,426	$5,670,884	$11,209,374	$193,872,960	$276,053,144
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,720,040)	$(3,316,779)	$(138,650)	$(203,380)	$(3,091,921)	$(3,697,677)
SHARE TRANSACTIONS:
Beginning of period	9,373,767	8,023,767	229,498	229,653	5,759,437	4,879,130
Issued	6,375,000	4,650,000	225,000	—	10,475,000	8,493,750
Issued in-kind	—	—	—	—	—	—
Redeemed	(4,675,000)	(3,300,000)	(300,000)	(155)	(10,775,000)	(7,613,443)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	11,073,767	9,373,767	154,498	229,498	5,459,437	5,759,437

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

288 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort SmallCap600		UltraPro Short S&P500®		UltraPro Short QQQ®
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(54,433)	$(57,889)	$(4,354,076)	$(4,635,697)	$(2,614,715)	$(1,950,163)
Net realized gain (loss)	—	(2,829,018)	(138,256,642)	(326,835,977)	(122,724,206)	(163,215,201)
Change in net unrealized appreciation/depreciation	(1,233,609)	493,735	(30,151,714)	14,179,611	(57,480,172)	(5,401,155)
Change in Net Assets Resulting from Operations	(1,288,042)	(2,393,172)	(172,762,432)	(317,292,063)	(182,819,093)	(170,566,519)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	5,715,691	948,791,935	805,113,818	768,636,120	559,122,269
Cost of shares redeemed	(2,496,509)	(2,383,496)	(859,361,761)	(469,586,881)	(600,317,114)	(241,634,301)
Change in net assets resulting from capital transactions	(2,496,509)	3,332,195	89,430,174	335,526,937	168,319,006	317,487,968
Change in net assets	(3,784,551)	939,023	(83,332,258)	18,234,874	(14,500,087)	146,921,449
NET ASSETS:
Beginning of period	$8,206,230	$7,267,207	$600,540,180	$582,305,306	$359,801,678	$212,880,229
End of period	$4,421,679	$8,206,230	$517,207,922	$600,540,180	$345,301,591	$359,801,678
Accumulated undistributed net investment income (loss) included in end of period net assets	$(81,164)	$(83,197)	$(6,181,169)	$(6,552,305)	$(3,476,629)	$(2,611,660)
SHARE TRANSACTIONS:
Beginning of period	173,326	98,419	11,855,827	6,082,407	7,599,027	1,962,413
Issued	—	112,500	24,700,000	12,225,000	25,550,000	9,137,500
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(37,593)	(21,050,000)	(6,451,580)	(18,300,000)	(3,500,886)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	123,326	173,326	15,505,827	11,855,827	14,849,027	7,599,027

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 289

	UltraPro Short Dow30SM		UltraPro Short MidCap400		UltraPro Short Russell2000
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,039,509)	$(1,023,534)	$(65,605)	$(61,661)	$(755,465)	$(606,743)
Net realized gain (loss)	(15,995,284)	(42,026,992)	(371,421)	(2,837,784)	(4,877,170)	(33,939,750)
Change in net unrealized appreciation/depreciation	(17,852,242)	(934,737)	(2,191,913)	(894,629)	(17,607,321)	(836,724)
Change in Net Assets Resulting from Operations	(34,887,035)	(43,985,263)	(2,628,939)	(3,794,074)	(23,239,956)	(35,383,217)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	166,194,910	108,123,923	18,439,294	15,451,437	428,361,381	197,559,054
Cost of shares redeemed	(112,902,548)	(61,878,981)	(18,713,980)	(9,706,533)	(404,346,228)	(161,401,417)
Change in net assets resulting from capital transactions	53,292,362	46,244,942	(274,686)	5,744,904	24,015,153	36,157,637
Change in net assets	18,405,327	2,259,679	(2,903,625)	1,950,830	775,197	774,420
NET ASSETS:
Beginning of period	$124,338,933	$122,079,254	$8,001,107	$6,050,277	$75,710,608	$74,936,188
End of period	$142,744,260	$124,338,933	$5,097,482	$8,001,107	$76,485,805	$75,710,608
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,467,573)	$(1,417,860)	$(93,974)	$(83,507)	$(1,005,933)	$(848,213)
SHARE TRANSACTIONS:
Beginning of period	4,599,668	2,899,668	168,686	68,741	1,804,659	942,483
Issued	8,200,000	3,350,000	500,000	237,500	12,000,000	4,325,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(5,100,000)	(1,650,000)	(500,000)	(137,555)	(10,850,000)	(3,462,824)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	7,699,668	4,599,668	168,686	168,686	2,954,659	1,804,659

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

290 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Basic Materials		Short Financials		Short Oil & Gas
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(11,327)	$(23,841)	$(205,921)	$(290,071)	$(25,420)	$(27,135)
Net realized gain (loss)	(257,733)	(384,532)	(5,850,066)	(5,893,113)	(115,195)	(596,437)
Change in net unrealized appreciation/depreciation	228,633	(131,938)	1,625,896	801,497	216,881	6,831
Change in Net Assets Resulting from Operations	(40,427)	(540,311)	(4,430,091)	(5,381,687)	76,266	(616,741)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	35,346,701	12,000,014	3,956,581	—
Cost of shares redeemed	—	(2,979,878)	(35,262,284)	(22,875,860)	(1,247,267)	(1,892,542)
Change in net assets resulting from capital transactions	—	(2,979,878)	84,417	(10,875,846)	2,709,314	(1,892,542)
Change in net assets	(40,427)	(3,520,189)	(4,345,674)	(16,257,533)	2,785,580	(2,509,283)
NET ASSETS:
Beginning of period	$1,267,216	$4,787,405	$22,447,492	$38,705,025	$1,697,340	$4,206,623
End of period	$1,226,789	$1,267,216	$18,101,818	$22,447,492	$4,482,920	$1,697,340
Accumulated undistributed net investment income (loss) included in end of period net assets	$(16,576)	$(47,216)	$(296,001)	$(473,428)	$(32,584)	$(43,263)
SHARE TRANSACTIONS:
Beginning of period	50,000	150,000	1,125,000	1,650,000	75,000	150,000
Issued	—	—	1,900,000	525,000	150,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(100,000)	(1,975,000)	(1,050,000)	(50,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,000	50,000	1,050,000	1,125,000	175,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 291

	Short Real Estate		Short S&P Regional Banking		UltraShort Basic Materials
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(305,086)	$(394,382)	$(13,168)	$(16,082)	$(123,950)	$(208,556)
Net realized gain (loss)	(4,210,352)	1,145,278	(24,974)	(1,027,566)	(2,128,406)	(10,433,597)
Change in net unrealized appreciation/depreciation	3,947,394	(3,016,627)	(224,652)	828,907	878,716	1,228,929
Change in Net Assets Resulting from Operations	(568,044)	(2,265,731)	(262,794)	(214,741)	(1,373,640)	(9,413,224)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	103,956,151	65,427,337	—	1,377,559	11,346,891	6,274,170
Cost of shares redeemed	(80,345,831)	(49,170,182)	—	(1,527,197)	(12,418,921)	(12,739,398)
Change in net assets resulting from capital transactions	23,610,320	16,257,155	—	(149,638)	(1,072,030)	(6,465,228)
Change in net assets	23,042,276	13,991,424	(262,794)	(364,379)	(2,445,670)	(15,878,452)
NET ASSETS:
Beginning of period	$32,062,282	$18,070,858	$1,520,453	$1,884,832	$14,461,011	$30,339,463
End of period	$55,104,558	$32,062,282	$1,257,659	$1,520,453	$12,015,341	$14,461,011
Accumulated undistributed net investment income (loss) included in end of period net assets	$(433,620)	$(475,601)	$(20,235)	$(27,079)	$(188,920)	$(349,147)
SHARE TRANSACTIONS:
Beginning of period	1,400,000	700,000	50,000	50,000	490,969	640,969
Issued	5,150,000	2,500,000	—	50,000	375,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,850,000)	(1,800,000)	—	(50,000)	(425,000)	(300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,700,000	1,400,000	50,000	50,000	440,969	490,969

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

292 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Nasdaq Biotechnology				UltraShort Consumer Goods		UltraShort Consumer Services
	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015		Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(661,172)		$(165,860)		$(27,180)	$(47,262)	$(58,846)		$(52,970)
Net realized gain (loss)	(16,262,356)		(3,859,232)		(948,691)	(1,341,169)	(1,006,333)		(2,666,692)
Change in net unrealized appreciation/depreciation	(50,253,882)		(2,641,270)		409,755	(627,901)	(1,923,051)		191,693
Change in Net Assets Resulting from Operations	(67,177,410)		(6,666,362)		(566,116)	(2,016,332)	(2,988,230)		(2,527,969)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—		—
Net realized gains on investments	—		—		—	—	—		—
Tax return of capital	—		—		—	—	—		—
Total distributions	—		—		—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	156,608,739		65,218,410		4,898,232	3,002,124	8,947,110		4,280,233
Cost of shares redeemed	(37,440,373)		(2,654,455)		(3,836,553)	(2,473,523)	(9,782,240)		—
Change in net assets resulting from capital transactions	119,168,366		62,563,955		1,061,679	528,601	(835,130)		4,280,233
Change in net assets	51,990,956		55,897,593		495,563	(1,487,731)	(3,823,360)		1,752,264
NET ASSETS:
Beginning of period	$60,473,838		$4,576,245		$3,549,154	$5,036,885	$7,849,973		$6,097,709
End of period	$112,464,794		$60,473,838		$4,044,717	$3,549,154	$4,026,613		$7,849,973
Accumulated undistributed net investment income (loss) included in end of period net assets	$(794,258)		$(185,718)		$(49,609)	$(57,916)	$(83,476)		$(75,503)
SHARE TRANSACTIONS:
Beginning of period	734,999	(c)	24,999	(c)	112,457	112,457	112,468	(d)	56,218	(d)
Issued	3,769,999	(c)	740,000	(c)	175,000	75,000	143,750	(d)	56,250	(d)
Issued in-kind	—	(c)	—	(c)	—	—	—	(d)	—	(d)
Redeemed	(720,000	)(c)	(30,000	)(c)	(125,000)	(75,000)	(168,750	)(d)	—	(d)
Redemption in-kind	—	(c)	—	(c)	—	—	—	(d)	—	(d)
Shares outstanding, end of period	3,784,998	(c)	734,999	(c)	162,457	112,457	87,468	(d)	112,468	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 293

	UltraShort Financials				UltraShort Gold Miners	UltraShort Junior Miners	UltraShort Health Care
	Year Ended May 31, 2015		Year Ended May 31, 2014		February 12, 2015* through May 31, 2015	February 12, 2015* through May 31, 2015	Year Ended May 31, 2015		Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(589,529)		$(977,360)		$(10,614)	$(10,432)	$(24,022)		$(26,089)
Net realized gain (loss)	(19,050,331)		(33,994,800)		(166,608)	(106,957)	(451,150)		(1,986,196)
Change in net unrealized appreciation/depreciation	(677,565)		(898,899)		142,406	(106,909)	(1,351,191)		498,419
Change in Net Assets Resulting from Operations	(20,317,425)		(35,871,059)		(34,816)	(224,298)	(1,826,363)		(1,513,866)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—		—
Net realized gains on investments	—		—		—	—	—		—
Tax return of capital	—		—		—	—	—		—
Total distributions	—		—		—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,565,685		33,774,747		6,378,201	5,009,345	6,997,687		1,734,656
Cost of shares redeemed	(18,903,864)		(40,044,478)		(4,244,878)	(2,943,599)	(7,071,370)		—
Change in net assets resulting from capital transactions	(3,338,179)		(6,269,731)		2,133,323	2,065,746	(73,683)		1,734,656
Change in net assets	(23,655,604)		(42,140,790)		2,098,507	1,841,448	(1,900,046)		220,790
NET ASSETS:
Beginning of period	$80,104,556		$122,245,346		$—	$—	$3,629,213		$3,408,423
End of period	$56,448,952		$80,104,556		$2,098,507	$1,841,448	$1,729,167		$3,629,213
Accumulated undistributed net investment income (loss) included in end of period net assets	$(928,828)		$(1,495,555)		$(10,614)	$(10,432)	$(34,069)		$(40,673)
SHARE TRANSACTIONS:
Beginning of period	1,232,333	(b)	1,344,833	(b)	—	—	42,184	(d)	23,434	(d)
Issued	300,000	(b)	393,750	(b)	300,001	250,001	106,250	(d)	18,750	(d)
Issued in-kind	—	(b)	—	(b)	—	—	—	(d)	—	(d)
Redeemed	(362,501	)(b)	(506,250	)(b)	(200,000)	(150,000)	(112,500	)(d)	—	(d)
Redemption in-kind	—	(b)	—	(b)	—	—	—	(d)	—	(d)
Shares outstanding, end of period	1,169,832	(b)	1,232,333	(b)	100,001	100,001	35,934	(d)	42,184	(d)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

See accompanying notes to the financial statements.

294 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Industrials		UltraShort Oil & Gas		UltraShort Real Estate
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015		Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(41,241)	$(45,909)	$(447,636)	$(570,970)	$(336,375)		$(492,448)
Net realized gain (loss)	(89,561)	(2,156,647)	1,017,259	(17,675,767)	(15,671,316)		(2,452,921)
Change in net unrealized appreciation/depreciation	(1,295,002)	(41,135)	10,169,757	(6,759,291)	6,950,867		(8,857,908)
Change in Net Assets Resulting from Operations	(1,425,804)	(2,243,691)	10,739,380	(25,006,028)	(9,056,824)		(11,803,277)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	—	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,642,276	4,025,945	94,416,156	59,351,061	18,794,217		17,915,534
Cost of shares redeemed	(9,435,136)	(4,434)	(107,038,381)	(65,632,903)	(22,561,699)		(23,913,051)
Change in net assets resulting from capital transactions	(792,860)	4,021,511	(12,622,225)	(6,281,842)	(3,767,482)		(5,997,517)
Change in net assets	(2,218,664)	1,777,820	(1,882,845)	(31,287,870)	(12,824,306)		(17,800,794)
NET ASSETS:
Beginning of period	$6,633,429	$4,855,609	$46,060,125	$77,347,995	$45,469,013		$63,269,807
End of period	$4,414,765	$6,633,429	$44,177,280	$46,060,125	$32,644,707		$45,469,013
Accumulated undistributed net investment income (loss) included in end of period net assets	$(64,206)	$(64,440)	$(656,623)	$(836,058)	$(524,147)		$(793,490)
SHARE TRANSACTIONS:
Beginning of period	135,842	60,917	1,117,108	1,211,199	710,377	(d)	766,627	(d)
Issued	175,000	75,000	1,975,000	1,124,999	356,250	(d)	225,000	(d)
Issued in-kind	—	—	—	—	—	(d)	—	(d)
Redeemed	(200,000)	(75)	(2,225,000)	(1,219,090)	(418,750	)(d)	(281,250	)(d)
Redemption in-kind	—	—	—	—	—	(d)	—	(d)
Shares outstanding, end of period	110,842	135,842	867,108	1,117,108	647,877	(d)	710,377	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 295

	UltraShort Semiconductors				UltraShort Technology				UltraShort Telecommunications
	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015		Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(38,184)		$(75,451)		$(51,387)		$(59,906)		$(3,740)		$(10,493)
Net realized gain (loss)	(1,677,914)		(5,854,808)		(291,203)		(2,310,917)		(30,714)		(713,498)
Change in net unrealized appreciation/depreciation	(1,181,347)		1,840,134		(1,996,880)		(683,297)		19,939		253,542
Change in Net Assets Resulting from Operations	(2,897,445)		(4,090,125)		(2,339,470)		(3,054,120)		(14,515)		(470,449)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—		—
Net realized gains on investments	—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—
Total distributions	—		—		—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,243,989		29,090,934		5,758,884		2,255,309		—		—
Cost of shares redeemed	(2,303,799)		(34,311,840)		(799,789)		(2,346,297)		(773,873)		—
Change in net assets resulting from capital transactions	1,940,190		(5,220,906)		4,959,095		(90,988)		(773,873)		—
Change in net assets	(957,255)		(9,311,031)		2,619,625		(3,145,108)		(788,388)		(470,449)
NET ASSETS:
Beginning of period	$4,024,265		$13,335,296		$4,771,573		$7,916,681		$924,036		$1,394,485
End of period	$3,067,010		$4,024,265		$7,391,198		$4,771,573		$135,648		$924,036
Accumulated undistributed net investment income (loss) included in end of period net assets	$(57,447)		$(115,068)		$(72,411)		$(94,251)		$(7,651)		$(16,170)
SHARE TRANSACTIONS:
Beginning of period	50,984	(c)	95,984	(c)	65,580	(b)	65,580	(b)	14,997	(b)	14,997	(b)
Issued	75,000	(c)	255,000	(c)	100,000	(b)	18,750	(b)	—	(b)	—	(b)
Issued in-kind	—	(c)	—	(c)	—	(b)	—	(b)	—	(b)	—	(b)
Redeemed	(50,000	)(c)	(300,000	)(c)	(12,501	)(b)	(18,750	)(b)	(12,500	)(b)	—	(b)
Redemption in-kind	—	(c)	—	(c)	—	(b)	—	(b)	—	(b)	—	(b)
Shares outstanding, end of period	75,984	(c)	50,984	(c)	153,079	(b)	65,580	(b)	2,497	(b)	14,997	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

See accompanying notes to the financial statements.

296 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Utilities				UltraPro Short Financials		Short MSCI EAFE
	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(49,882)		$(42,796)		$(36,605)	$(27,635)	$(1,562,317)	$(761,444)
Net realized gain (loss)	(1,855,091)		(714,734)		(921,461)	(1,263,818)	(3,440,219)	(44,446,778)
Change in net unrealized appreciation/depreciation	651,436		(1,152,655)		(846,336)	(432,554)	6,936,655	19,273,007
Change in Net Assets Resulting from Operations	(1,253,537)		(1,910,185)		(1,804,402)	(1,724,007)	1,934,119	(25,935,215)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,308,096		10,663,600		7,353,533	4,205,546	248,358,912	299,920,320
Cost of shares redeemed	(8,171,806)		(6,524,086)		(6,236,833)	(402)	(387,458,237)	(262,363,990)
Change in net assets resulting from capital transactions	3,136,290		4,139,514		1,116,700	4,205,144	(139,099,325)	37,556,330
Change in net assets	1,882,753		2,229,329		(687,702)	2,481,137	(137,165,206)	11,621,115
NET ASSETS:
Beginning of period	$6,372,296		$4,142,967		$4,611,520	$2,130,383	$169,050,319	$157,429,204
End of period	$8,255,049		$6,372,296		$3,923,818	$4,611,520	$31,885,113	$169,050,319
Accumulated undistributed net investment income (loss) included in end of period net assets	$(69,345)		$(52,060)		$(49,764)	$(34,115)	$(1,843,113)	$(1,256,079)
SHARE TRANSACTIONS:
Beginning of period	99,990	(b)	43,740	(b)	137,493	37,500	5,325,000	4,050,000
Issued	206,250	(b)	131,250	(b)	250,000	100,000	7,425,000	8,625,000
Issued in-kind	—	(b)	—	(b)	—	—	—	—
Redeemed	(143,750	)(b)	(75,000	)(b)	(200,000)	(7)	(11,725,000)	(7,350,000)
Redemption in-kind	—	(b)	—	(b)	—	—	—	—
Shares outstanding, end of period	162,490	(b)	99,990	(b)	187,493	137,493	1,025,000	5,325,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 297

	Short MSCI Emerging Markets		Short FTSE China 50		UltraShort MSCI EAFE
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,025,410)	$(2,675,836)	$(79,377)	$(67,099)	$(50,246)	$(71,332)
Net realized gain (loss)	(9,927,355)	(53,979,547)	(5,379,030)	(100,871)	93	(7,257,060)
Change in net unrealized appreciation/depreciation	(4,638,246)	(9,338,427)	997,059	(2,157,497)	(347,347)	3,850,033
Change in Net Assets Resulting from Operations	(16,591,011)	(65,993,810)	(4,461,348)	(2,325,467)	(397,500)	(3,478,359)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	408,118,381	582,066,067	1,112,507	35,871,787	9,430,559	15,010,420
Cost of shares redeemed	(343,519,340)	(538,483,119)	(28,786,680)	(1,772,484)	(13,009,254)	(10,886,419)
Change in net assets resulting from capital transactions	64,599,041	43,582,948	(27,674,173)	34,099,303	(3,578,695)	4,124,001
Change in net assets	48,008,030	(22,410,862)	(32,135,521)	31,773,836	(3,976,195)	645,642
NET ASSETS:
Beginning of period	$211,291,830	$233,702,692	$35,629,896	$3,856,060	$7,119,788	$6,474,146
End of period	$259,299,860	$211,291,830	$3,494,375	$35,629,896	$3,143,593	$7,119,788
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,242,072)	$(3,490,171)	$(119,372)	$(90,611)	$(69,275)	$(101,109)
SHARE TRANSACTIONS:
Beginning of period	8,325,000	8,250,000	1,050,000	100,000	187,428	112,500
Issued	15,875,000	20,025,000	50,000	1,000,000	225,000	300,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(13,700,000)	(19,950,000)	(950,000)	(50,000)	(325,000)	(225,072)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	10,500,000	8,325,000	150,000	1,050,000	87,428	187,428

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

298 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Emerging Markets		UltraShort FTSE Europe		UltraShort MSCI Pacific ex-Japan
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(364,072)	$(721,598)	$(313,219)	$(418,526)	$(15,624)	$(14,018)
Net realized gain (loss)	(1,339,268)	(45,014,632)	(12,478,571)	(25,709,651)	(123,447)	(210,404)
Change in net unrealized appreciation/depreciation	(3,166,938)	3,810,661	12,315,770	3,193,247	348,023	(321,362)
Change in Net Assets Resulting from Operations	(4,870,278)	(41,925,569)	(476,020)	(22,934,930)	208,952	(545,784)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	31,352,136	193,917,521	49,124,634	5,821,022	—	1,181,698
Cost of shares redeemed	(39,511,281)	(153,548,070)	(51,911,454)	(35,452,365)	(1,255,625)	—
Change in net assets resulting from capital transactions	(8,159,145)	40,369,451	(2,786,820)	(29,631,343)	(1,255,625)	1,181,698
Change in net assets	(13,029,423)	(1,556,118)	(3,262,840)	(52,566,273)	(1,046,673)	635,914
NET ASSETS:
Beginning of period	$49,543,613	$51,099,731	$29,441,043	$82,007,316	$2,108,810	$1,472,896
End of period	$36,514,190	$49,543,613	$26,178,203	$29,441,043	$1,062,137	$2,108,810
Accumulated undistributed net investment income (loss) included in end of period net assets	$(593,226)	$(897,745)	$(445,244)	$(717,198)	$(22,186)	$(18,940)
SHARE TRANSACTIONS:
Beginning of period	2,669,744	2,144,744	562,119	924,962	99,992	49,992
Issued	1,575,000	7,575,000	850,000	100,000	—	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,125,000)	(7,050,000)	(900,000)	(462,843)	(50,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,119,744	2,669,744	512,119	562,119	49,992	99,992

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 299

	UltraShort MSCI Brazil Capped		UltraShort FTSE China 50		UltraShort MSCI Japan
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(202,230)	$(160,127)	$(591,460)	$(1,116,895)	$(105,632)	$(97,764)
Net realized gain (loss)	1,712,291	2,993,447	(28,660,952)	(38,619,223)	—	(8,180,833)
Change in net unrealized appreciation/depreciation	7,059,274	(5,304,190)	(17,611,563)	(666,854)	(3,898,792)	4,305,529
Change in Net Assets Resulting from Operations	8,569,335	(2,470,870)	(46,863,975)	(40,402,972)	(4,004,424)	(3,973,068)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	64,491,510	42,878,047	40,688,757	46,886,075	19,582,413	12,779,535
Cost of shares redeemed	(65,344,642)	(34,813,119)	(50,179,074)	(35,158,993)	(16,177,632)	(8,868,155)
Change in net assets resulting from capital transactions	(853,132)	8,064,928	(9,490,317)	11,727,082	3,404,781	3,911,380
Change in net assets	7,716,203	5,594,058	(56,354,292)	(28,675,890)	(599,643)	(61,688)
NET ASSETS:
Beginning of period	$22,169,133	$16,575,075	$103,209,130	$131,885,020	$9,979,516	$10,041,204
End of period	$29,885,336	$22,169,133	$46,854,838	$103,209,130	$9,379,873	$9,979,516
Accumulated undistributed net investment income (loss) included in end of period net assets	$(277,834)	$(210,541)	$(1,007,346)	$(1,545,454)	$(146,643)	$(129,943)
SHARE TRANSACTIONS:
Beginning of period	324,951	224,951	1,660,525	1,586,147	149,913	112,500
Issued	850,000	500,000	1,025,000	600,000	325,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(850,000)	(400,000)	(1,025,000)	(525,622)	(275,000)	(112,587)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	324,951	324,951	1,660,525	1,660,525	199,913	149,913

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

300 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Mexico Capped IMI		Short 7-10 Year Treasury		Short 20+ Year Treasury
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,900)	$(12,557)	$(562,929)	$(550,059)	$(11,142,875)	$(13,661,280)
Net realized gain (loss)	(160,948)	(285,309)	(5,771,481)	176,909	(268,064,881)	64,394,193
Change in net unrealized appreciation/depreciation	294,261	175,374	2,081,424	(3,020,430)	83,471,682	(165,359,253)
Change in Net Assets Resulting from Operations	123,413	(122,492)	(4,252,986)	(3,393,580)	(195,736,074)	(114,626,340)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	304	11,814,588	61,136,990	335,336,423	879,997,125
Cost of shares redeemed	—	(1,302,016)	(42,054,292)	(15,645,110)	(591,595,454)	(386,213,384)
Change in net assets resulting from capital transactions	—	(1,301,712)	(30,239,704)	45,491,880	(256,259,031)	493,783,741
Change in net assets	123,413	(1,424,204)	(34,492,690)	42,098,300	(451,995,105)	379,157,401
NET ASSETS:
Beginning of period	$1,062,479	$2,486,683	$73,931,900	$31,833,600	$1,503,146,481	$1,123,989,080
End of period	$1,185,892	$1,062,479	$39,439,210	$73,931,900	$1,051,151,376	$1,503,146,481
Accumulated undistributed net investment income (loss) included in end of period net assets	$(14,508)	$(19,947)	$(851,125)	$(640,587)	$(16,992,345)	$(17,178,368)
SHARE TRANSACTIONS:
Beginning of period	49,986	99,986	2,325,000	975,000	52,300,000	36,850,000
Issued	—	—	375,000	1,825,000	12,450,000	27,800,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(50,000)	(1,375,000)	(475,000)	(22,950,000)	(12,350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	49,986	49,986	1,325,000	2,325,000	41,800,000	52,300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 301

	Short High Yield		Short Investment Grade Corporate		UltraShort 3-7 Year Treasury
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(560,483)	$(520,222)	$(27,008)	$(39,667)	$(35,088)	$(39,158)
Net realized gain (loss)	(973,064)	(7,806,407)	(260,425)	(46,592)	(248,416)	(178,876)
Change in net unrealized appreciation/depreciation	(779,091)	1,609,553	153,539	(325,418)	4,226	74,795
Change in Net Assets Resulting from Operations	(2,312,638)	(6,717,076)	(133,894)	(411,677)	(279,278)	(143,239)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	92,046,046	51,451,411	—	9,563,492	—	179
Cost of shares redeemed	(77,863,507)	(48,431,138)	—	(7,787,225)	(715,856)	(816,166)
Change in net assets resulting from capital transactions	14,182,539	3,020,273	—	1,776,267	(715,856)	(815,987)
Change in net assets	11,869,901	(3,696,803)	(133,894)	1,364,590	(995,134)	(959,226)
NET ASSETS:
Beginning of period	$43,177,086	$46,873,889	$2,968,979	$1,604,389	$3,858,430	$4,817,656
End of period	$55,046,987	$43,177,086	$2,835,085	$2,968,979	$2,863,296	$3,858,430
Accumulated undistributed net investment income (loss) included in end of period net assets	$(731,711)	$(681,757)	$(49,187)	$(54,684)	$(50,645)	$(56,739)
SHARE TRANSACTIONS:
Beginning of period	1,550,000	1,500,000	100,000	50,000	125,000	150,000
Issued	3,300,000	1,650,000	—	300,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,800,000)	(1,600,000)	—	(250,000)	(25,000)	(25,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,050,000	1,550,000	100,000	100,000	100,000	125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

302 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		UltraShort TIPS
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,485,709)	$(2,871,917)	$(31,466,009)	$(37,578,881)	$(107,235)	$(106,257)
Net realized gain (loss)	(41,937,372)	(8,947,953)	(1,658,213,947)	680,253,620	(633,982)	313,623
Change in net unrealized appreciation/depreciation	8,926,318	(1,121,378)	661,628,827	(1,172,828,097)	672,904	(885,414)
Change in Net Assets Resulting from Operations	(35,496,763)	(12,941,248)	(1,028,051,129)	(530,153,358)	(68,313)	(678,048)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	87,537,313	64,918,923	1,702,402,369	2,651,157,981	—	7,369,805
Cost of shares redeemed	(93,472,399)	(68,305,705)	(1,836,513,462)	(1,805,278,329)	(1,334,942)	(1,484,132)
Change in net assets resulting from capital transactions	(5,935,086)	(3,386,782)	(134,111,093)	845,879,652	(1,334,942)	5,885,673
Change in net assets	(41,431,849)	(16,328,030)	(1,162,162,222)	315,726,294	(1,403,255)	5,207,625
NET ASSETS:
Beginning of period	$292,395,437	$308,723,467	$4,179,158,094	$3,863,431,800	$12,106,777	$6,899,152
End of period	$250,963,588	$292,395,437	$3,016,995,872	$4,179,158,094	$10,703,522	$12,106,777
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,641,378)	$(3,938,895)	$(47,258,163)	$(49,361,740)	$(157,530)	$(125,622)
SHARE TRANSACTIONS:
Beginning of period	10,875,000	10,950,000	69,106,929	56,506,929	450,000	250,000
Issued	3,475,000	2,250,000	33,650,000	37,125,000	—	250,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,750,000)	(2,325,000)	(37,050,000)	(24,525,000)	(50,000)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	10,600,000	10,875,000	65,706,929	69,106,929	400,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 303

	UltraPro Short 20+ Year Treasury		Ultra S&P500®				Ultra QQQ®
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015		Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(993,432)	$(950,981)	$19,106,411		$12,040,171		$567,937		$1,201,972
Net realized gain (loss)	(75,941,995)	(55,956)	322,668,655		635,803,326		290,620,409		239,230,265
Change in net unrealized appreciation/depreciation	30,792,788	(29,162,860)	125,973,274		(106,675,735)		38,547,673		44,045,091
Change in Net Assets Resulting from Operations	(46,142,639)	(30,169,797)	467,748,340		541,167,762		329,736,019		284,477,328
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(11,101,939)		(7,295,429)		(2,430,157)		—
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	—	—	(11,101,939)		(7,295,429)		(2,430,157)		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	46,264,854	90,184,209	2,217,949,501		3,957,501,838		726,580,703		687,736,524
Cost of shares redeemed	(6,744,093)	(11,795,208)	(3,140,371,839)		(4,531,080,901)		(749,652,016)		(738,002,085)
Change in net assets resulting from capital transactions	39,520,761	78,389,001	(922,422,338)		(573,579,063)		(23,071,313)		(50,265,561)
Change in net assets	(6,621,878)	48,219,204	(465,775,937)		(39,706,730)		304,234,549		234,211,767
NET ASSETS:
Beginning of period	$111,776,768	$63,557,564	$2,389,554,473		$2,429,261,203		$723,841,634		$489,629,867
End of period	$105,154,890	$111,776,768	$1,923,778,536		$2,389,554,473		$1,028,076,183		$723,841,634
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,443,787)	$(1,103,427)	$4,684,738		$6,850,901		$194,855		$1,440,836
SHARE TRANSACTIONS:
Beginning of period	1,774,917	825,000	42,900,000	(e)	61,350,000	(e)	13,500,000	(e)	14,250,000	(e)
Issued	950,000	1,100,000	14,250,000	(e)	32,850,000	(e)	5,100,000	(e)	5,850,000	(e)
Issued in-kind	—	—	23,050,000	(e)	48,300,000	(e)	6,000,000	(e)	10,650,000	(e)
Redeemed	(150,000)	(150,083)	(15,750,000	)(e)	(26,250,000	)(e)	(2,650,000	)(e)	(4,050,000	)(e)
Redemption in-kind	—	—	(35,900,000	)(e)	(73,350,000	)(e)	(8,600,000	)(e)	(13,200,000	)(e)
Shares outstanding, end of period	2,574,917	1,774,917	28,550,000	(e)	42,900,000	(e)	13,350,000	(e)	13,500,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

304 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Dow30SM				Ultra MidCap400		Ultra Russell2000
	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,261,654		$1,669,926		$716,301	$(377,709)	$525,082	$(1,356,194)
Net realized gain (loss)	48,253,638		66,647,241		(115,431,831)	(37,111,242)	(198,668,641)	171,947,859
Change in net unrealized appreciation/depreciation	6,967,657		(4,899,434)		(4,906,330)	(48,947,191)	84,413,175	(119,711,663)
Change in Net Assets Resulting from Operations	58,482,949		63,417,733		(119,621,860)	(86,436,142)	(113,730,384)	50,880,002
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,189,256)		(1,437,582)		—	—	(388,797)	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	(3,189,256)		(1,437,582)		—	—	(388,797)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	148,964,959		109,265,055		2,101,417,487	2,935,875,159	1,729,561,470	3,381,386,998
Cost of shares redeemed	(187,227,067)		(126,903,848)		(1,997,167,092)	(2,794,415,069)	(1,619,350,194)	(3,367,453,821)
Change in net assets resulting from capital transactions	(38,262,108)		(17,638,793)		104,250,395	141,460,090	110,211,276	13,933,177
Change in net assets	17,031,585		44,341,358		(15,371,465)	55,023,948	(3,907,905)	64,813,179
NET ASSETS:
Beginning of period	$301,040,027		$256,698,669		$159,235,847	$104,211,899	$211,267,023	$146,453,844
End of period	$318,071,612		$301,040,027		$143,864,382	$159,235,847	$207,359,118	$211,267,023
Accumulated undistributed net investment income (loss) included in end of period net assets	$694,073		$585,606		$(337,240)	$(1,181,068)	$827,422	$(2,260,096)
SHARE TRANSACTIONS:
Beginning of period	5,100,000	(e)	5,400,000	(e)	2,400,000	2,100,000	2,625,000	2,400,000
Issued	650,000	(e)	600,000	(e)	3,600,000	44,025,000	13,950,000	38,700,000
Issued in-kind	1,700,000	(e)	1,500,000	(e)	25,675,000	8,250,000	5,800,000	5,550,000
Redeemed	(750,000	)(e)	(1,350,000	)(e)	(1,650,000)	(47,850,000)	(6,725,000)	(30,900,000)
Redemption in-kind	(2,100,000	)(e)	(1,050,000	)(e)	(28,250,000)	(4,125,000)	(13,500,000)	(13,125,000)
Shares outstanding, end of period	4,600,000	(e)	5,100,000	(e)	1,775,000	2,400,000	2,150,000	2,625,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 305

	Ultra SmallCap600				UltraPro S&P500®				UltraPro QQQ®
	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$12,293		$(114,704)		$3,986,438		$951,779		$(1,332,868)	$1,090,117
Net realized gain (loss)	1,116,564		10,890,550		126,828,595		223,756,503		320,616,055	89,665,880
Change in net unrealized appreciation/depreciation	3,885,344		(1,594,479)		151,650,455		67,920,838		204,848,060	153,879,202
Change in Net Assets Resulting from Operations	5,014,201		9,181,367		282,465,488		292,629,120		524,131,247	244,635,199
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(2,924,233)		(385,133)		(412,877)	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		(2,924,233)		(385,133)		(412,877)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	46,723,416		26,435,414		1,614,757,085		978,283,965		1,433,108,637	813,106,376
Cost of shares redeemed	(53,541,885)		(40,267,771)		(1,662,613,822)		(1,057,103,176)		(1,506,479,380)	(685,244,589)
Change in net assets resulting from capital transactions	(6,818,469)		(13,832,357)		(47,856,737)		(78,819,211)		(73,370,743)	127,861,787
Change in net assets	(1,804,268)		(4,650,990)		231,684,518		213,424,776		450,347,627	372,496,986
NET ASSETS:
Beginning of period	$22,802,838		$27,453,828		$568,903,632		$355,478,856		$584,860,234	$212,363,248
End of period	$20,998,570		$22,802,838		$800,588,150		$568,903,632		$1,035,207,861	$584,860,234
Accumulated undistributed net investment income (loss) included in end of period net assets	$11,690		$(130,085)		$902,829		$600,801		$(362,497)	$733,058
SHARE TRANSACTIONS:
Beginning of period	450,000	(e)	750,000	(e)	10,500,000	(e)	10,800,000	(e)	8,550,000	5,900,000
Issued	900,000	(e)	600,000	(e)	24,400,000	(e)	19,700,000	(e)	8,000,000	7,350,000
Issued in-kind	—	(e)	—	(e)	2,700,000	(e)	5,100,000	(e)	7,800,000	8,350,000
Redeemed	—	(e)	(150,000	)(e)	(400,000	)(e)	(2,400,000	)(e)	(250,000)	(1,650,000)
Redemption in-kind	(1,000,000	)(e)	(750,000	)(e)	(25,900,000	)(e)	(22,700,000	)(e)	(15,100,000)	(11,400,000)
Shares outstanding, end of period	350,000	(e)	450,000	(e)	11,300,000	(e)	10,500,000	(e)	9,000,000	8,550,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

306 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Dow30SM				UltraPro MidCap400				UltraPro Russell2000
	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$901,311		$631,890		$57,993		$8,809		$(140,965)	$(539,400)
Net realized gain (loss)	13,688,554		34,509,066		4,971,509		12,690,567		10,017,794	70,362,387
Change in net unrealized appreciation/depreciation	29,429,608		5,034,376		8,308,790		1,474,773		36,969,272	(10,642,879)
Change in Net Assets Resulting from Operations	44,019,473		40,175,332		13,338,292		14,174,149		46,846,101	59,180,108
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(539,011)		(484,635)		(56,325)		—		—	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	(539,011)		(484,635)		(56,325)		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	316,148,053		186,037,304		74,259,790		46,572,207		205,961,768	324,904,757
Cost of shares redeemed	(366,674,874)		(177,501,828)		(82,908,775)		(42,105,593)		(333,798,203)	(310,514,892)
Change in net assets resulting from capital transactions	(50,526,821)		8,535,476		(8,648,985)		4,466,614		(127,836,435)	14,389,865
Change in net assets	(7,046,359)		48,226,173		4,632,982		18,640,763		(80,990,334)	73,569,973
NET ASSETS:
Beginning of period	$116,520,567		$68,294,394		$44,770,185		$26,129,422		$188,317,208	$114,747,235
End of period	$109,474,208		$116,520,567		$49,403,167		$44,770,185		$107,326,874	$188,317,208
Accumulated undistributed net investment income (loss) included in end of period net assets	$394,793		$236,286		$(12,063)		$(25,339)		$(288,484)	$(635,077)
SHARE TRANSACTIONS:
Beginning of period	2,000,000	(e)	1,600,000	(e)	900,000	(e)	800,000	(e)	2,350,000	2,100,000
Issued	2,600,000	(e)	2,600,000	(e)	1,300,000	(e)	800,000	(e)	2,250,000	3,450,000
Issued in-kind	2,300,000	(e)	1,500,000	(e)	100,000	(e)	400,000	(e)	250,000	900,000
Redeemed	(300,000	)(e)	(800,000	)(e)	—	(e)	(100,000	)(e)	(150,000)	(200,000)
Redemption in-kind	(5,100,000	)(e)	(2,900,000	)(e)	(1,550,000	)(e)	(1,000,000	)(e)	(3,650,000)	(3,900,000)
Shares outstanding, end of period	1,500,000	(e)	2,000,000	(e)	750,000	(e)	900,000	(e)	1,050,000	2,350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 307

	Ultra Basic Materials		Ultra Nasdaq Biotechnology				Ultra Consumer Goods
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$526,472	$571,458	$(3,845,385)		$(1,720,376)		$198,993	$92,819
Net realized gain (loss)	6,383,581	8,578,364	81,726,631		39,381,225		1,284,777	5,215,216
Change in net unrealized appreciation/depreciation	(12,257,021)	32,536,726	321,085,891		15,611,731		2,162,073	(1,987,567)
Change in Net Assets Resulting from Operations	(5,346,968)	41,686,548	398,967,137		53,272,580		3,645,843	3,320,468
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(411,340)	(652,921)	—		—		(158,134)	(95,658)
Net realized gains on investments	—	(4,439,494)	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	(411,340)	(5,092,415)	—		—		(158,134)	(95,658)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	158,551,969	135,411,106	473,827,449		379,772,696		45,004,035	27,578,079
Cost of shares redeemed	(194,040,643)	(178,156,298)	(224,559,008)		(214,030,793)		(47,683,223)	(31,186,205)
Change in net assets resulting from capital transactions	(35,488,674)	(42,745,192)	249,268,441		165,741,903		(2,679,188)	(3,608,126)
Change in net assets	(41,246,982)	(6,151,059)	648,235,578		219,014,483		808,521	(383,316)
NET ASSETS:
Beginning of period	$117,660,051	$123,811,110	$331,006,972		$111,992,489		$19,159,372	$19,542,688
End of period	$76,413,069	$117,660,051	$979,242,550		$331,006,972		$19,967,893	$19,159,372
Accumulated undistributed net investment income (loss) included in end of period net assets	$182,210	$259,012	$(4,872,676)		$(1,934,576)		$23,214	$16,987
SHARE TRANSACTIONS:
Beginning of period	2,175,000	3,150,000	8,200,000	(e)	4,600,000	(e)	225,000	300,000
Issued	2,325,000	2,700,000	500,000	(e)	2,100,000	(e)	525,000	300,000
Issued in-kind	500,000	300,000	6,200,000	(e)	7,600,000	(e)	—	75,000
Redeemed	—	(1,800,000)	—	(e)	—	(e)	(50,000)	—
Redemption in-kind	(3,525,000)	(2,175,000)	(3,850,000	)(e)	(6,100,000	)(e)	(500,000)	(450,000)
Shares outstanding, end of period	1,475,000	2,175,000	11,050,000	(e)	8,200,000	(e)	200,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

308 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Consumer Services		Ultra Financials				Ultra Gold Miners	Ultra Junior Miners
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015		Year Ended May 31, 2014		February 12, 2015* through May 31, 2015	February 12, 2015* through May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$49,348	$22,167	$5,109,845		$3,929,235		$(8,267)	$(10,601)
Net realized gain (loss)	2,919,874	6,794,440	114,219,515		201,081,434		(695,701)	(828,094)
Change in net unrealized appreciation/depreciation	5,355,626	207,756	59,499,781		(10,753,736)		153,375	245,560
Change in Net Assets Resulting from Operations	8,324,848	7,024,363	178,829,141		194,256,933		(550,593)	(593,135)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(51,667)	(20,383)	(4,895,559)		(3,745,781)		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	(51,667)	(20,383)	(4,895,559)		(3,745,781)		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	63,063,217	24,252,252	44,775,165		55,228,447		4,940,483	4,932,586
Cost of shares redeemed	(57,130,116)	(32,654,623)	(200,301,392)		(230,361,872)		(2,743,585)	(1,697,712)
Change in net assets resulting from capital transactions	5,933,101	(8,402,371)	(155,526,227)		(175,133,425)		2,196,898	3,234,874
Change in net assets	14,206,282	(1,398,391)	18,407,355		15,377,727		1,646,305	2,641,739
NET ASSETS:
Beginning of period	$23,101,384	$24,499,775	$805,284,376		$789,906,649		$—	$—
End of period	$37,307,666	$23,101,384	$823,691,731		$805,284,376		$1,646,305	$2,641,739
Accumulated undistributed net investment income (loss) included in end of period net assets	$11,765	$11,768	$1,431,570		$1,217,284		$(8,267)	$(10,601)
SHARE TRANSACTIONS:
Beginning of period	300,000	450,000	13,269,250	(e)	16,419,250	(e)	—	—
Issued	625,000	375,000	—	(e)	150,000	(e)	200,001	200,001
Issued in-kind	100,000	—	700,000	(e)	900,000	(e)	50,000	50,000
Redeemed	(100,000)	—	(150,000	)(e)	—	(e)	(100,000)	(100,000)
Redemption in-kind	(575,000)	(525,000)	(2,800,000	)(e)	(4,200,000	)(e)	(50,000)	—
Shares outstanding, end of period	350,000	300,000	11,019,250	(e)	13,269,250	(e)	100,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 309

	Ultra Health Care				Ultra Industrials		Ultra Oil & Gas
	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$229,920		$192,947		$211,743	$104,815	$1,809,175	$702,409
Net realized gain (loss)	33,608,986		34,294,955		2,546,048	10,776,304	(1,589,804)	27,883,636
Change in net unrealized appreciation/depreciation	40,473,098		1,440,526		903,034	(960,301)	(48,982,840)	18,389,674
Change in Net Assets Resulting from Operations	74,312,004		35,928,428		3,660,825	9,920,818	(48,763,469)	46,975,719
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(311,362)		(230,745)		(138,936)	(62,538)	(1,484,496)	(552,097)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	(311,362)		(230,745)		(138,936)	(62,538)	(1,484,496)	(552,097)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	204,142,358		69,846,764		70,270,151	38,183,937	187,732,178	71,499,310
Cost of shares redeemed	(145,002,708)		(81,256,796)		(70,432,625)	(37,679,815)	(122,136,253)	(113,238,465)
Change in net assets resulting from capital transactions	59,139,650		(11,410,032)		(162,474)	504,122	65,595,925	(41,739,155)
Change in net assets	133,140,292		24,287,651		3,359,415	10,362,402	15,347,960	4,684,467
NET ASSETS:
Beginning of period	$97,928,404		$73,640,753		$32,229,517	$21,867,115	$149,880,425	$145,195,958
End of period	$231,068,696		$97,928,404		$35,588,932	$32,229,517	$165,228,385	$149,880,425
Accumulated undistributed net investment income (loss) included in end of period net assets	$29,342		$64,072		$38,884	$39,620	$973,755	$801,300
SHARE TRANSACTIONS:
Beginning of period	2,100,000	(e)	2,400,000	(e)	300,000	300,000	1,875,000	2,550,000
Issued	3,150,000	(e)	1,350,000	(e)	525,000	375,000	650,000	675,000
Issued in-kind	500,000	(e)	600,000	(e)	125,000	75,000	2,475,000	450,000
Redeemed	—	(e)	—	(e)	(50,000)	(75,000)	(50,000)	(225,000)
Redemption in-kind	(2,650,000	)(e)	(2,250,000	)(e)	(600,000)	(375,000)	(1,775,000)	(1,575,000)
Shares outstanding, end of period	3,100,000	(e)	2,100,000	(e)	300,000	300,000	3,175,000	1,875,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

310 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Real Estate		Ultra S&P Regional Banking		Ultra Semiconductors
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,277,900	$4,993,926	$99,899	$124,361	$258,157	$197,098
Net realized gain (loss)	65,612,327	(15,007,498)	799,652	3,268,179	15,139,507	10,584,980
Change in net unrealized appreciation/depreciation	(28,109,523)	58,959,736	1,521,036	(2,012,182)	1,311,201	1,961,989
Change in Net Assets Resulting from Operations	40,780,704	48,946,164	2,420,587	1,380,358	16,708,865	12,744,067
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,838,587)	(4,580,468)	(50,529)	(94,459)	(382,573)	(228,269)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(2,838,587)	(4,580,468)	(50,529)	(94,459)	(382,573)	(228,269)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	65,835,943	326,425,407	—	26,723,246	10,270,334	—
Cost of shares redeemed	(160,479,619)	(429,593,986)	(4,240,253)	(19,200,557)	(17,056,995)	(18,269,284)
Change in net assets resulting from capital transactions	(94,643,676)	(103,168,579)	(4,240,253)	7,522,689	(6,786,661)	(18,269,284)
Change in net assets	(56,701,559)	(58,802,883)	(1,870,195)	8,808,588	9,539,631	(5,753,486)
NET ASSETS:
Beginning of period	$308,713,325	$367,516,208	$11,724,812	$2,916,224	$29,173,791	$34,927,277
End of period	$252,011,766	$308,713,325	$9,854,617	$11,724,812	$38,713,422	$29,173,791
Accumulated undistributed net investment income (loss) included in end of period net assets	$2,733,369	$2,274,706	$15,050	$36,963	$32,279	$116,899
SHARE TRANSACTIONS:
Beginning of period	3,479,372	4,679,372	150,000	50,000	450,000	825,000
Issued	150,000	3,600,000	—	50,000	—	—
Issued in-kind	450,000	900,000	—	300,000	125,000	—
Redeemed	—	(300,000)	—	—	(50,000)	(75,000)
Redemption in-kind	(1,600,000)	(5,400,000)	(50,000)	(250,000)	(150,000)	(300,000)
Shares outstanding, end of period	2,479,372	3,479,372	100,000	150,000	375,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 311

	Ultra Technology				Ultra Telecommunications		Ultra Utilities
	Year Ended May 31, 2015		Year Ended May 31, 2014		Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$316,948		$233,295		$83,358	$62,309	$655,050	$364,361
Net realized gain (loss)	28,820,053		24,904,669		(438,452)	1,256,174	2,017,188	1,285,247
Change in net unrealized appreciation/depreciation	17,990,967		25,407,552		136,835	359,981	(3,194,584)	2,926,495
Change in Net Assets Resulting from Operations	47,127,968		50,545,516		(218,259)	1,678,464	(522,346)	4,576,103
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(413,947)		(101,587)		(86,473)	(62,950)	(689,401)	(281,991)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	(413,947)		(101,587)		(86,473)	(62,950)	(689,401)	(281,991)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	201,279,242		15,448,127		15,947,665	6,087,126	36,317,865	28,207,473
Cost of shares redeemed	(230,199,465)		(40,820,669)		(15,631,318)	(5,940,939)	(34,610,908)	(14,604,133)
Change in net assets resulting from capital transactions	(28,920,223)		(25,372,542)		316,347	146,187	1,706,957	13,603,340
Change in net assets	17,793,798		25,071,387		11,615	1,761,701	495,210	17,897,452
NET ASSETS:
Beginning of period	$148,936,749		$123,865,362		$6,942,110	$5,180,409	$32,585,377	$14,687,925
End of period	$166,730,547		$148,936,749		$6,953,725	$6,942,110	$33,080,587	$32,585,377
Accumulated undistributed net investment income (loss) included in end of period net assets	$50,990		$182,275		$81,190	$56,465	$127,377	$161,728
SHARE TRANSACTIONS:
Beginning of period	2,400,000	(e)	3,000,000	(e)	75,000	75,000	375,000	225,000
Issued	2,700,000	(e)	—	(e)	75,000	75,000	150,000	—
Issued in-kind	100,000	(e)	300,000	(e)	100,000	—	200,000	375,000
Redeemed	—	(e)	—	(e)	(50,000)	—	—	—
Redemption in-kind	(3,200,000	)(e)	(900,000	)(e)	(125,000)	(75,000)	(375,000)	(225,000)
Shares outstanding, end of period	2,000,000	(e)	2,400,000	(e)	75,000	75,000	350,000	375,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

312 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Financials		Ultra MSCI EAFE		Ultra MSCI Emerging Markets
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$51,602	$142,019	$(276,412)	$(173,458)	$(375,523)	$(357,964)
Net realized gain (loss)	5,923,477	2,167,339	(2,377,123)	3,658,855	(318,089)	(2,881,365)
Change in net unrealized appreciation/depreciation	(1,294,219)	4,214,862	(11,059,078)	3,159,653	(3,333,521)	5,190,131
Change in Net Assets Resulting from Operations	4,680,860	6,524,220	(13,712,613)	6,645,050	(4,027,133)	1,950,802
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(59,797)	(76,132)	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(59,797)	(76,132)	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,395,782	16,293,211	221,957,983	79,748,754	35,055,419	25,522,079
Cost of shares redeemed	(28,121,676)	(2,949,490)	(238,823,149)	(47,625,854)	(26,343,564)	(21,408,909)
Change in net assets resulting from capital transactions	(20,725,894)	13,343,721	(16,865,166)	32,122,900	8,711,855	4,113,170
Change in net assets	(16,104,831)	19,791,809	(30,577,779)	38,767,950	4,684,722	6,063,972
NET ASSETS:
Beginning of period	$29,135,227	$9,343,418	$47,492,780	$8,724,830	$42,574,664	$36,510,692
End of period	$13,030,396	$29,135,227	$16,915,001	$47,492,780	$47,259,386	$42,574,664
Accumulated undistributed net investment income (loss) included in end of period net assets	$15,050	$31,153	$(388,296)	$(222,434)	$(523,847)	$(504,103)
SHARE TRANSACTIONS:
Beginning of period	450,002	200,002	400,000	100,000	550,000	500,000
Issued	100,000	—	2,100,000	750,000	450,000	350,000
Issued in-kind	—	300,000	—	—	—	—
Redeemed	—	—	(2,350,000)	(450,000)	(350,000)	(300,000)
Redemption in-kind	(400,000)	(50,000)	—	—	—	—
Shares outstanding, end of period	150,002	450,002	150,000	400,000	650,000	550,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 313

	Ultra FTSE Europe		Ultra MSCI Pacific ex-Japan		Ultra MSCI Brazil Capped
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(248,598)	$(192,925)	$(19,362)	$(19,895)	$(76,577)	$(72,086)
Net realized gain (loss)	(1,792,303)	4,623,161	484,445	1,049,801	(594,779)	(4,540,566)
Change in net unrealized appreciation/depreciation	(105,190)	3,222,722	(713,100)	1,298	(7,451,793)	3,360,483
Change in Net Assets Resulting from Operations	(2,146,091)	7,652,958	(248,017)	1,031,204	(8,123,149)	(1,252,169)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	99,914,497	42,313,089	—	40,598,888	15,729,341	4,231,821
Cost of shares redeemed	(83,164,282)	(31,260,954)	—	(41,226,174)	(7,281,460)	(4,434,775)
Change in net assets resulting from capital transactions	16,750,215	11,052,135	—	(627,286)	8,447,881	(202,954)
Change in net assets	14,604,124	18,705,093	(248,017)	403,918	324,732	(1,455,123)
NET ASSETS:
Beginning of period	$28,034,908	$9,329,815	$2,209,389	$1,805,471	$7,104,925	$8,560,048
End of period	$42,639,032	$28,034,908	$1,961,372	$2,209,389	$7,429,657	$7,104,925
Accumulated undistributed net investment income (loss) included in end of period net assets	$(352,413)	$(229,378)	$(27,844)	$(34,475)	$(101,446)	$(120,014)
SHARE TRANSACTIONS:
Beginning of period	500,000	250,000	50,000	50,000	149,948	149,948
Issued	2,000,000	900,000	—	1,150,000	450,000	100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,650,000)	(650,000)	—	(1,150,000)	(250,000)	(100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	850,000	500,000	50,000	50,000	349,948	149,948

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

314 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra FTSE China 50		Ultra MSCI Japan		Ultra MSCI Mexico Capped IMI
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(515,917)	$(364,658)	$(237,357)	$(303,475)	$(53,906)	$(45,526)
Net realized gain (loss)	2,655,846	(203,746)	(1,282,820)	5,776,073	122,662	(65,268)
Change in net unrealized appreciation/depreciation	25,646,738	4,652,308	7,268,377	736,760	(1,513,241)	(19,881)
Change in Net Assets Resulting from Operations	27,786,667	4,083,904	5,748,200	6,209,358	(1,444,485)	(130,675)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	63,402,665	9,676,953	21,384,488	48,750,721	—	6,085,958
Cost of shares redeemed	(59,123,101)	(11,005,913)	(30,014,867)	(70,487,272)	—	(4,192,567)
Change in net assets resulting from capital transactions	4,279,564	(1,328,960)	(8,630,379)	(21,736,551)	—	1,893,391
Change in net assets	32,066,231	2,754,944	(2,882,179)	(15,527,193)	(1,444,485)	1,762,716
NET ASSETS:
Beginning of period	$41,960,227	$39,205,283	$28,489,038	$44,016,231	$6,308,284	$4,545,568
End of period	$74,026,458	$41,960,227	$25,606,859	$28,489,038	$4,863,799	$6,308,284
Accumulated undistributed net investment income (loss) included in end of period net assets	$(659,474)	$(516,007)	$(343,580)	$(399,216)	$(74,965)	$(63,858)
SHARE TRANSACTIONS:
Beginning of period	800,000	800,000	350,000	600,000	150,000	100,000
Issued	850,000	200,000	250,000	600,000	—	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(850,000)	(200,000)	(350,000)	(850,000)	—	(100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	800,000	800,000	250,000	350,000	150,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 315

	Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury		Ultra High Yield
	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,452,382	$1,824,227	$681,968	$50,956	$42,864	$(9,782)
Net realized gain (loss)	(50,845,830)	(68,692,317)	292,640	(3,168,088)	435,491	511,145
Change in net unrealized appreciation/depreciation	(20,748,978)	96,921,408	2,322,534	4,328,297	(562,782)	(64,595)
Change in Net Assets Resulting from Operations	(69,142,426)	30,053,318	3,297,142	1,211,165	(84,427)	436,768
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,709,281)	(383,511)	(558,040)	(30,857)	(28,586)	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(3,709,281)	(383,511)	(558,040)	(30,857)	(28,586)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,704,019,919	6,473,447,760	58,915,956	37,614,486	11,958,558	10,185,749
Cost of shares redeemed	(3,500,100,203)	(5,705,454,819)	(32,907,165)	(28,220,156)	(11,863,700)	(10,200,589)
Change in net assets resulting from capital transactions	(1,796,080,284)	767,992,941	26,008,791	9,394,330	94,858	(14,840)
Change in net assets	(1,868,931,991)	797,662,748	28,747,893	10,574,638	(18,155)	421,928
NET ASSETS:
Beginning of period	$1,931,642,431	$1,133,979,683	$29,243,142	$18,668,504	$3,018,134	$2,596,206
End of period	$62,710,440	$1,931,642,431	$57,991,035	$29,243,142	$2,999,979	$3,018,134
Accumulated undistributed net investment income (loss) included in end of period net assets	$36,229	$1,293,128	$195,501	$71,573	$12,844	$(3,532)
SHARE TRANSACTIONS:
Beginning of period	35,550,000	20,700,000	450,000	300,000	50,000	50,000
Issued	22,250,000	121,000,000	700,000	650,000	200,000	—
Issued in-kind	8,500,000	2,250,000	50,000	—	—	200,000
Redeemed	(35,400,000)	(90,550,000)	(350,000)	(500,000)	(150,000)	—
Redemption in-kind	(29,800,000)	(17,850,000)	(100,000)	—	(50,000)	(200,000)
Shares outstanding, end of period	1,100,000	35,550,000	750,000	450,000	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

316 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Investment Grade Corporate
	Year Ended May 31, 2015	Year Ended May 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$19,880	$(13,882)
Net realized gain (loss)	81,816	(461,053)
Change in net unrealized appreciation/depreciation	(17,866)	321,365
Change in Net Assets Resulting from Operations	83,830	(153,570)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,029)	—
Net realized gains on investments	—	—
Tax return of capital	—	—
Total distributions	(13,029)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,915,035	13,183,007
Cost of shares redeemed	(2,915,818)	(15,463,394)
Change in net assets resulting from capital transactions	(783)	(2,280,387)
Change in net assets	70,018	(2,433,957)
NET ASSETS:
Beginning of period	$2,925,137	$5,359,094
End of period	$2,995,155	$2,925,137
Accumulated undistributed net investment income (loss) included in end of period net assets	$5,912	$(3,223)
SHARE TRANSACTIONS:
Beginning of period	50,000	100,000
Issued	50,000	50,000
Issued in-kind	—	200,000
Redeemed	—	(300,000)
Redemption in-kind	(50,000)	—
Shares outstanding, end of period	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 317

FINANCIAL HIGHLIGHTS

318 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Morningstar Alternatives Solution ETF
October 8, 2014* through May 31, 2015	$40.00	$0.21	$0.44	$—		$0.65	$(0.20)	$—	$—	$(0.20)	$40.45	1.62%	1.66%
DJ Brookfield Global Infrastructure ETF
Year ended May 31, 2015	43.04	0.87	1.08 (i)	—		1.95	(0.94)	—	—	(0.94)	44.05	4.56	4.94
March 25, 2014* through May 31, 2014	40.00	0.20	2.84	—		3.04	—	—	—	—	43.04	7.59	7.70
Global Listed Private Equity ETF
Year ended May 31, 2015	44.25	1.59	(1.36)	—		0.23	(2.35)	—	—	(2.35)	42.13	0.79	0.60
Year ended May 31, 2014	40.82	1.59	6.27	—		7.86	(4.43)	—	—	(4.43)	44.25	20.03	20.20
February 26, 2013* through May 31, 2013	40.00	0.46	0.36	—		0.82	—	—	—	—	40.82	2.05	1.90
Large Cap Core Plus
Year ended May 31, 2015(dd)	46.85	0.76	4.03	—		4.79	(0.73)	—	—	(0.73)	50.91	10.27	10.48
Year ended May 31, 2014(dd)	38.48	0.66	8.33	—		8.99	(0.62)	—	—	(0.62)	46.85	23.59	23.42
Year ended May 31, 2013(dd)	29.73	0.45	8.51	—		8.96	(0.21)	—	—	(0.21)	38.48	30.22	30.25
Year ended May 31, 2012(dd)	31.07	0.31	(1.40)	—	(h)	(1.09)	(0.25)	—	—	(0.25)	29.73	(3.51)	(3.06)
Year ended May 31, 2011(dd)	24.90	0.28	6.09	—	(h)	6.37	(0.20)	—	—	(0.20)	31.07	25.73	24.62

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Morningstar Alternatives Solution ETF
October 8, 2014* through May 31, 2015	1.18%	0.16%	(0.21)%	0.82%	$23,458	34%
DJ Brookfield Global Infrastructure ETF
Year ended May 31, 2015	1.21	0.45	1.22	1.98	27,529	11
March 25, 2014* through May 31, 2014	5.91	0.45	(2.81)	2.64	4,304	—
Global Listed Private Equity ETF
Year ended May 31, 2015	1.93	0.60	2.53	3.86	14,746	18
Year ended May 31, 2014	2.94	0.60	1.36	3.69	6,638	19
February 26, 2013* through May 31, 2013	4.47	0.60	0.43	4.30	6,123	4
Large Cap Core Plus
Year ended May 31, 2015(dd)	0.97	0.45	1.01	1.53	488,727	49
Year ended May 31, 2014(dd)	1.01	0.45	1.00	1.56	299,853	67
Year ended May 31, 2013(dd)	1.09	0.75	1.00	1.33	138,523	75
Year ended May 31, 2012(dd)	1.09	0.95	0.92	1.06	77,294	73
Year ended May 31, 2011(dd)	1.16	0.95	0.79	1.01	114,977	86

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 319

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500 Dividend Aristocrats ETF
Year ended May 31, 2015	$45.59	$1.03	$4.58	$—	$5.61	$(0.82)	$—	$—	$(0.82)	$50.38	12.39%	12.29%
October 9, 2013* through May 31, 2014	40.00	0.58	5.32	—	5.90	(0.31)	—	—	(0.31)	45.59	14.79	14.85
S&P MidCap 400 Dividend Aristocrats ETF
February 3, 2015* through May 31, 2015	40.00	0.24	0.18	—	0.42	(0.10)	—	—	(0.10)	40.32	1.07	1.99
Russell 2000 Dividend Growers ETF
February 3, 2015* through May 31, 2015	40.00	0.24	(0.67)	—	(0.43)	(0.14)	—	—	(0.14)	39.43	(1.09)	(0.74)
MSCI EAFE Dividend Growers ETF
August 19, 2014* through May 31, 2015	40.00	1.02	(1.35)	—	(0.33)	(0.31)	—	—	(0.31)	39.36	(0.79)	0.06
High Yield-Interest Rate Hedged
Year ended May 31, 2015	79.52	3.97	(6.10)	0.10	(2.03)	(4.07)	—	—	(4.07)	73.42	(2.58)	(2.48)
Year ended May 31, 2014	79.27	4.15	(0.75)	0.56	3.96	(3.71)	—	—	(3.71)	79.52	5.15	3.98
May 21, 2013* through May 31, 2013	80.00	0.10	(0.83)	—	(0.73)	—	—	—	—	79.27	(0.91)	0.56

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500 Dividend Aristocrats ETF
Year ended May 31, 2015	0.58%	0.35%	1.87%	2.10%	$743,101	18%
October 9, 2013* through May 31, 2014	0.70	0.35	1.69	2.04	184,624	7
S&P MidCap 400 Dividend Aristocrats ETF
February 3, 2015* through May 31, 2015	2.88	0.40	(0.65)	1.83	7,056	7
Russell 2000 Dividend Growers ETF
February 3, 2015* through May 31, 2015	3.14	0.40	(0.83)	1.90	4,929	7
MSCI EAFE Dividend Growers ETF
August 19, 2014* through May 31, 2015	2.01	0.50	1.89	3.40	11,808	24
High Yield-Interest Rate Hedged
Year ended May 31, 2015	0.81	0.50	4.92	5.24	128,488	82
Year ended May 31, 2014	0.98	0.50	4.75	5.23	147,103	36
May 21, 2013* through May 31, 2013	5.89	0.50	(0.95)	4.44	23,780	—	(j)

*  Commencement of investment operations.
See accompanying notes to the financial statements.

320 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Investment Grade-Interest Rate Hedged
Year ended May 31, 2015	$81.19	$2.73	$(4.87)	$0.25	$(1.89)	$(2.69)	$—	$—	$(2.69)	$76.61	(2.38)%	(2.74)%
November 5, 2013* through May 31, 2014	80.00	1.68	0.57	0.33	2.58	(1.39)	—	—	(1.39)	81.19	3.24	4.04
USD Covered Bond
Year ended May 31, 2015	101.74	1.04	0.01	0.03	1.08	(1.06)	—	—	(1.06)	101.76	1.06	(0.10)
Year ended May 31, 2014	101.70	0.93	0.05	—	0.98	(0.94)	—	—	(0.94)	101.74	0.97	1.03
Year ended May 31, 2013	100.17	0.96	1.53	—	2.49	(0.96)	—	—	(0.96)	101.70	2.49	1.46
May 21, 2012* through May 31, 2012	100.00	0.02	0.15	—	0.17	—	—	—	—	100.17	0.17	0.41
German Sovereign/Sub-Sovereign ETF
Year ended May 31, 2015	43.18	0.16	(7.24)	—	(7.08)	(0.21)	—	—	(0.21)	35.89	(16.47)	(17.26)
Year ended May 31, 2014	41.15	0.26	2.48	—	2.74	(0.71)	—	—	(0.71)	43.18	6.72	5.98
Year ended May 31, 2013	39.55	0.37	1.79	—	2.16	(0.56)	—	—	(0.56)	41.15	5.47	4.99
January 24, 2012* through May 31, 2012	40.00	0.13	(0.64)	0.16	(0.35)	(0.10)	—	—	(0.10)	39.55	(0.90)	0.06

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Investment Grade-Interest Rate Hedged
Year ended May 31, 2015	0.63%	0.30%	3.16%	3.48%	$157,049	43%
November 5, 2013* through May 31, 2014	0.89	0.30	3.07	3.66	81,188	17
USD Covered Bond
Year ended May 31, 2015	2.53	0.35	(1.15)	1.03	6,615	153
Year ended May 31, 2014	2.57	0.35	(1.29)	0.92	6,613	83
Year ended May 31, 2013	1.01	0.35	0.29	0.95	6,611	24
May 21, 2012* through May 31, 2012	9.68	0.35	(8.47)	0.85	13,023	—
German Sovereign/Sub-Sovereign ETF
Year ended May 31, 2015	3.49	0.45	(2.64)	0.41	3,589	45
Year ended May 31, 2014	4.10	0.45	(3.03)	0.61	4,318	120
Year ended May 31, 2013	2.89	0.45	(1.54)	0.90	4,115	82
January 24, 2012* through May 31, 2012	3.87	0.45	(2.50)	0.92	3,955	22

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 321

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Term USD Emerging Markets Bond ETF
Year ended May 31, 2015	$81.65	$3.69	$(5.00)	$—	$(1.31)	$(3.65)	$—	$—	$(3.65)	$76.69	(1.59)%	(0.71)%
November 19, 2013* through May 31, 2014	80.00	1.63	1.11	0.28	3.02	(1.37)	—	—	(1.37)	81.65	3.83	2.93
Hedge Replication ETF
Year ended May 31, 2015	41.96	(0.27)	1.65	—	1.38	—	—	—	—	43.34	3.28	3.34
Year ended May 31, 2014	40.55	(0.26)	1.66	0.01	1.41	—	—	—	—	41.96	3.49	3.22
Year ended May 31, 2013	38.11	(0.15)	2.63	0.01	2.49	(0.05)	—	—	(0.05)	40.55	6.53	6.67
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)	0.01	(1.89)	—	—	—	—	38.11	(4.71)	(4.60)
Merger ETF
Year ended May 31, 2015	37.07	0.25	(0.49)	—	(0.24)	(0.22)	—	—	(0.22)	36.61	(0.63)	0.42
Year ended May 31, 2014	38.46	0.34	(0.77)	—	(0.43)	(0.96)	—	—	(0.96)	37.07	(1.16)	(1.30)
December 11, 2012* through May 31, 2013	40.00	0.33	(1.86)	—	(1.53)	(0.01)	—	—	(0.01)	38.46	(3.78)	(3.67)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Term USD Emerging Markets Bond ETF
Year ended May 31, 2015	1.77%	0.50%	3.45%	4.71%	$7,669	106%
November 19, 2013* through May 31, 2014	1.77	0.50	2.58	3.85	12,248	11
Hedge Replication ETF
Year ended May 31, 2015	2.06	0.95	(1.74)	(0.63)	40,086	164
Year ended May 31, 2014	1.68	0.95	(1.36)	(0.63)	31,471	193
Year ended May 31, 2013	1.63	0.95	(1.06)	(0.38)	54,740	81
July 12, 2011* through May 31, 2012	1.96	0.95	(1.38)	(0.37)	17,152	158
Merger ETF
Year ended May 31, 2015	4.94	0.75	(3.50)	0.69	6,406	332
Year ended May 31, 2014	4.52	0.75	(2.85)	0.91	3,707	299
December 11, 2012* through May 31, 2013	4.26	0.75	(1.71)	1.81	5,769	274

*  Commencement of investment operations.

See accompanying notes to the financial statements.

322 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
RAFI® Long/Short
Year ended May 31, 2015	$42.79	$0.55	$(1.77)	$—	$(1.22)	$(0.58)	$—	$—	$(0.58)	$40.99	(2.86)%	(3.19)%
Year ended May 31, 2014	42.00	0.46	0.86	—	1.32	(0.53)	—	—	(0.53)	42.79	3.17	3.25
Year ended May 31, 2013	36.02	0.43	5.97	—	6.40	(0.42)	—	—	(0.42)	42.00	17.87	17.91
Year ended May 31, 2012	41.41	0.38	(5.38)	0.01	(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)
December 2, 2010* through May 31, 2011	40.00	0.13	1.34 (i)	0.02	1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57
30 Year TIPS/TSY Spread
Year ended May 31, 2015	35.81	0.13	(4.55)	0.01	(4.41)	(0.41)	—	(0.04)	(0.45)	30.95	(12.49)	(12.52)
Year ended May 31, 2014	37.80	0.44	(2.09)	—	(1.65)	(0.34)	—	—	(0.34)	35.81	(4.40)	(3.01)
Year ended May 31, 2013	38.52	0.41	(0.46)	—	(0.05)	(0.67)	—	—	(0.67)	37.80	(0.16)	0.19
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)	0.04	(1.48)	—	—	—	—	38.52	(3.70)	(3.68)
CDS North American HY Credit ETF
August 5, 2014* through May 31, 2015	40.00	(0.16)	1.58	0.01	1.43	(1.00)	—	—	(1.00)	40.43	3.59	3.37

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
RAFI® Long/Short
Year ended May 31, 2015	1.17%	0.95%	1.09%	1.31%	$50,218	65%
Year ended May 31, 2014	1.18	0.95	0.85	1.08	57,764	62
Year ended May 31, 2013	1.68	0.95	0.39	1.11	29,400	69
Year ended May 31, 2012	1.51	0.95	0.44	1.00	14,409	56
December 2, 2010* through May 31, 2011	2.00	0.95	(0.41)	0.65	18,633	45
30 Year TIPS/TSY Spread
Year ended May 31, 2015	3.68	0.75	(2.52)	0.41	3,869	110
Year ended May 31, 2014	4.34	0.75	(2.39)	1.20	3,581	102
Year ended May 31, 2013	2.54	0.75	(0.75)	1.04	3,780	104
January 10, 2012* through May 31, 2012	3.38	0.75	0.19	2.81	3,852	136
CDS North American HY Credit ETF
August 5, 2014* through May 31, 2015	1.69	0.50	(1.69)	(0.50)	6,064	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 323

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
CDS Short North American HY Credit ETF
August 5, 2014* through May 31, 2015	$40.00	$(0.15)	$(1.65)	$0.02	$(1.78)	$—	$—	$—	$—	$38.22	(4.42)%	(4.78)%
Short S&P500®
Year ended May 31, 2015	23.87	(0.19)	(2.74)	—	(2.93)	—	—	—	—	20.94	(12.28)	(12.32)
Year ended May 31, 2014	29.26	(0.23)	(5.16)	—	(5.39)	—	—	—	—	23.87	(18.43)	(18.45)
Year ended May 31, 2013	38.09	(0.27)	(8.56)	—	(8.83)	—	—	—	—	29.26	(23.19)	(23.20)
Year ended May 31, 2012	40.35	(0.35)	(1.92)	0.01	(2.26)	—	—	—	—	38.09	(5.60)	(5.57)
Year ended May 31, 2011	52.38	(0.36)	(11.68)	0.01	(12.03)	—	—	—	—	40.35	(22.98)	(22.90)
Short QQQ®
Year ended May 31, 2015(aa)	68.90	(0.56)	(13.31)	—	(13.87)	—	—	—	—	55.03	(20.12)	(20.15)
Year ended May 31, 2014(aa)	89.76	(0.72)	(20.14)	—	(20.86)	—	—	—	—	68.90	(23.24)	(23.19)
Year ended May 31, 2013(aa)	110.94	(0.86)	(20.32)	—	(21.18)	—	—	—	—	89.76	(19.09)	(19.16)
Year ended May 31, 2012(aa)	127.65	(1.12)	(15.63)	0.04	(16.71)	—	—	—	—	110.94	(13.09)	(13.06)
Year ended May 31, 2011(aa)	171.21	(1.22)	(42.38)	0.04	(43.56)	—	—	—	—	127.65	(25.46)	(25.47)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
CDS Short North American HY Credit ETF
August 5, 2014* through May 31, 2015	1.45%	0.50%	(1.42)%	(0.47)%	$7,644	—%
Short S&P500®
Year ended May 31, 2015	0.90	0.90	(0.86)	(0.86)	1,539,390	—
Year ended May 31, 2014	0.89	0.89	(0.87)	(0.87)	1,655,817	—
Year ended May 31, 2013	0.90	0.90	(0.81)	(0.81)	1,821,550	—
Year ended May 31, 2012	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Year ended May 31, 2011	0.90	0.90	(0.78)	(0.78)	1,501,141	—
Short QQQ®
Year ended May 31, 2015(aa)	1.06	0.95	(1.02)	(0.92)	182,293	—
Year ended May 31, 2014(aa)	1.05	0.95	(1.03)	(0.93)	222,194	—
Year ended May 31, 2013(aa)	1.04	0.95	(0.95)	(0.86)	193,538	—
Year ended May 31, 2012(aa)	1.04	0.95	(1.01)	(0.92)	249,613	—
Year ended May 31, 2011(aa)	1.06	0.95	(0.95)	(0.84)	234,548	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

324 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Dow30SM
Year ended May 31, 2015	$25.42	$(0.22)	$(2.59)	$—		$(2.81)	$—	$—	$—	$—	$22.61	(11.08)%	(11.13)%
Year ended May 31, 2014	29.31	(0.25)	(3.64)	—		(3.89)	—	—	—	—	25.42	(13.25)	(13.21)
Year ended May 31, 2013	37.49	(0.29)	(7.89)	—		(8.18)	—	—	—	—	29.31	(21.83)	(21.85)
Year ended May 31, 2012	40.05	(0.36)	(2.21)	0.01		(2.56)	—	—	—	—	37.49	(6.39)	(6.42)
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01		(12.34)	—	—	—	—	40.05	(23.57)	(23.59)
Short MidCap400
Year ended May 31, 2015	17.70	(0.16)	(2.15)	—		(2.31)	—	—	—	—	15.39	(13.05)	(12.89)
Year ended May 31, 2014	21.46	(0.18)	(3.58)	—		(3.76)	—	—	—	—	17.70	(17.50)	(17.49)
Year ended May 31, 2013	28.74	(0.22)	(7.06)	—		(7.28)	—	—	—	—	21.46	(25.34)	(25.40)
Year ended May 31, 2012	29.60	(0.28)	(0.59)	0.01		(0.86)	—	—	—	—	28.74	(2.92)	(2.97)
Year ended May 31, 2011	41.03	(0.30)	(11.13)	—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Dow30SM
Year ended May 31, 2015	1.00%	0.95%	(0.95)%	(0.91)%	$253,213	—%
Year ended May 31, 2014	0.98	0.95	(0.95)	(0.92)	286,026	—
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	276,981	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.91)	284,002	—
Year ended May 31, 2011	0.99	0.95	(0.87)	(0.83)	231,291	—
Short MidCap400
Year ended May 31, 2015	1.08	0.95	(1.06)	(0.93)	22,699	—
Year ended May 31, 2014	1.13	0.95	(1.11)	(0.94)	107,529	—
Year ended May 31, 2013	1.24	0.95	(1.16)	(0.86)	33,792	—
Year ended May 31, 2012	1.11	0.95	(1.08)	(0.92)	34,483	—
Year ended May 31, 2011	1.25	0.95	(1.12)	(0.83)	24,422	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 325

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Russell2000
Year ended May 31, 2015(cc)	$67.69	$(0.59)	$(8.48)		$—	$(9.07)	$—	$—	$—	$—	$58.62	(13.40)%	(13.31)%
Year ended May 31, 2014(cc)	82.09	(0.66)	(13.74)		—	(14.40)	—	—	—	—	67.69	(17.54)	(17.58)
Year ended May 31, 2013(cc)	112.36	(0.84)	(29.43)		—	(30.27)	—	—	—	—	82.09	(26.94)	(27.02)
Year ended May 31, 2012(cc)	116.07	(1.10)	(2.64)		0.03	(3.71)	—	—	—	—	112.36	(3.20)	(3.10)
Year ended May 31, 2011(cc)	161.10	(1.16)	(43.90)		0.03	(45.03)	—	—	—	—	116.07	(27.95)	(27.88)
Short SmallCap600
Year ended May 31, 2015	57.57	(0.49)	(6.68)		—	(7.17)	—	—	—	—	50.40	(12.44)	(13.14)
Year ended May 31, 2014(y)	71.31	(0.61)	(13.13)		—	(13.74)	—	—	—	—	57.57	(19.27)	(18.83)
Year ended May 31, 2013(y)	96.62	(0.70)	(24.61)		—	(25.31)	—	—	—	—	71.31	(26.20)	(26.34)
Year ended May 31, 2012(y)	103.39	(0.98)	(5.81	)(i)	0.02	(6.77)	—	—	—	—	96.62	(6.55)	(7.04)
Year ended May 31, 2011(y)	142.16	(1.01)	(37.78)		0.02	(38.77)	—	—	—	—	103.39	(27.27)	(27.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Russell2000
Year ended May 31, 2015(cc)	1.02%	0.95%	(1.00)%	(0.92)%	$399,734	—%
Year ended May 31, 2014(cc)	1.02	0.95	(0.99)	(0.92)	699,357	—
Year ended May 31, 2013(cc)	1.03	0.95	(0.94)	(0.86)	377,110	—
Year ended May 31, 2012(cc)	1.03	0.95	(1.00)	(0.92)	459,285	—
Year ended May 31, 2011(cc)	1.04	0.95	(0.93)	(0.84)	398,266	—
Short SmallCap600
Year ended May 31, 2015	1.63	0.95	(1.59)	(0.91)	16,062	—
Year ended May 31, 2014(y)	1.34	0.95	(1.33)	(0.94)	9,710	—
Year ended May 31, 2013(y)	1.16	0.95	(1.10)	(0.90)	147,067	—
Year ended May 31, 2012(y)	1.11	0.95	(1.09)	(0.92)	21,740	—
Year ended May 31, 2011(y)	1.20	0.95	(1.10)	(0.85)	52,342	—

See accompanying notes to the financial statements.

326 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort S&P500®
Year ended May 31, 2015	$26.52	$(0.20)	$(6.02)	$—	$(6.22)	$—	$—	$—	$—	$20.30	(23.44)%	(23.58)%
Year ended May 31, 2014	40.09	(0.28)	(13.29)	—	(13.57)	—	—	—	—	26.52	(33.84)	(33.69)
Year ended May 31, 2013(v)	68.40	(0.42)	(27.89)	—	(28.31)	—	—	—	—	40.09	(41.39)	(41.46)
Year ended May 31, 2012(v)	80.33	(0.67)	(11.27)	0.01	(11.93)	—	—	—	—	68.40	(14.85)	(14.84)
Year ended May 31, 2011(v)	137.61	(0.82)	(56.47)	0.01	(57.28)	—	—	—	—	80.33	(41.64)	(41.61)
UltraShort QQQ®
Year ended May 31, 2015	53.18	(0.37)	(19.17)	—	(19.54)	—	—	—	—	33.64	(36.75)	(36.82)
Year ended May 31, 2014(y)	91.05	(0.63)	(37.24)	—	(37.87)	—	—	—	—	53.18	(41.59)	(41.51)
Year ended May 31, 2013(y)	141.16	(0.98)	(49.13)	—	(50.11)	—	—	—	—	91.05	(35.50)	(35.48)
Year ended May 31, 2012(y)	195.97	(1.55)	(53.30)	0.04	(54.81)	—	—	—	—	141.16	(27.97)	(28.04)
Year ended May 31, 2011(m)(y)	360.33	(2.15)	(162.24)	0.03	(164.36)	—	—	—	—	195.97	(45.62)	(45.53)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Year ended May 31, 2015	0.91%	0.91%	(0.86)%	(0.86)%	$1,376,227	—%
Year ended May 31, 2014	0.89	0.89	(0.87)	(0.87)	1,625,831	—
Year ended May 31, 2013(v)	0.90	0.90	(0.82)	(0.82)	1,934,575	—
Year ended May 31, 2012(v)	0.89	0.89	(0.86)	(0.86)	1,940,400	—
Year ended May 31, 2011(v)	0.89	0.89	(0.77)	(0.77)	2,034,927	—
UltraShort QQQ®
Year ended May 31, 2015	1.04	0.95	(1.00)	(0.90)	337,622	—
Year ended May 31, 2014(y)	1.02	0.95	(0.99)	(0.92)	379,610	—
Year ended May 31, 2013(y)	1.03	0.95	(0.94)	(0.86)	434,951	—
Year ended May 31, 2012(y)	1.02	0.95	(0.98)	(0.91)	557,852	—
Year ended May 31, 2011(m)(y)	1.02	0.95	(0.91)	(0.83)	693,640	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 327

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Dow30SM
Year ended May 31, 2015	$25.98	$(0.21)	$(5.33)	$—	$(5.54)	$—	$—	$—	$—	$20.44	(21.33)%	(21.29)%
Year ended May 31, 2014	34.64	(0.28)	(8.38)	—	(8.66)	—	—	—	—	25.98	(25.01)	(25.05)
Year ended May 31, 2013	57.09	(0.38)	(22.07)	—	(22.45)	—	—	—	—	34.64	(39.32)	(39.28)
Year ended May 31, 2012(s)	67.52	(0.58)	(9.86)	0.01	(10.43)	—	—	—	—	57.09	(15.45)	(15.48)
Year ended May 31, 2011(s)	117.00	(0.74)	(48.75)	0.01	(49.48)	—	—	—	—	67.52	(42.29)	(42.19)
UltraShort MidCap400
Year ended May 31, 2015	48.84	(0.40)	(11.73)	—	(12.13)	—	—	—	—	36.71	(24.85)	(24.83)
Year ended May 31, 2014(y)	72.42	(0.55)	(23.03)	—	(23.58)	—	—	—	—	48.84	(32.56)	(32.37)
Year ended May 31, 2013(y)	131.86	(0.88)	(58.56)	—	(59.44)	—	—	—	—	72.42	(45.08)	(45.23)
Year ended May 31, 2012(y)	150.54	(1.39)	(17.32)	0.03	(18.68)	—	—	—	—	131.86	(12.40)	(12.37)
Year ended May 31, 2011(l)(y)	296.88	(1.78)	(144.59)	0.03	(146.34)	—	—	—	—	150.54	(49.31)	(49.30)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Dow30SM
Year ended May 31, 2015	1.01%	0.95%	(0.97)%	(0.90)%	$226,294	—%
Year ended May 31, 2014	0.99	0.95	(0.96)	(0.93)	243,513	—
Year ended May 31, 2013	0.99	0.95	(0.89)	(0.85)	277,973	—
Year ended May 31, 2012(s)	0.97	0.95	(0.93)	(0.91)	291,073	—
Year ended May 31, 2011(s)	0.97	0.95	(0.85)	(0.83)	339,279	—
UltraShort MidCap400
Year ended May 31, 2015	1.83	0.95	(1.80)	(0.92)	5,671	—
Year ended May 31, 2014(y)	1.56	0.95	(1.54)	(0.94)	11,209	—
Year ended May 31, 2013(y)	1.19	0.95	(1.10)	(0.86)	16,632	—
Year ended May 31, 2012(y)	1.09	0.95	(1.05)	(0.92)	35,227	—
Year ended May 31, 2011(l)(y)	1.26	0.95	(1.13)	(0.82)	28,926	—

See accompanying notes to the financial statements.

328 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000
Year ended May 31, 2015	$47.93	$(0.38)	$(12.04)	$—	$(12.42)	$—	$—	$—	$—	$35.51	(25.91)%	(25.74)%
Year ended May 31, 2014(y)	71.75	(0.51)	(23.31)	—	(23.82)	—	—	—	—	47.93	(33.19)	(33.47)
Year ended May 31, 2013(y)	137.00	(0.84)	(64.41)	—	(65.25)	—	—	—	—	71.75	(47.63)	(47.54)
Year ended May 31, 2012(y)	161.63	(1.49)	(23.19)	0.05	(24.63)	—	—	—	—	137.00	(15.24)	(15.12)
Year ended May 31, 2011(l)(y)	326.08	(1.96)	(162.52)	0.03	(164.45)	—	—	—	—	161.63	(50.43)	(50.34)
UltraShort SmallCap600
Year ended May 31, 2015	47.35	(0.39)	(11.11)	—	(11.50)	—	—	—	—	35.85	(24.27)	(25.22)
Year ended May 31, 2014(y)	73.84	(0.51)	(25.98)	—	(26.49)	—	—	—	—	47.35	(35.88)	(35.34)
Year ended May 31, 2013(y)	138.09	(0.94)	(63.31)	—	(64.25)	—	—	—	—	73.84	(46.53)	(46.50)
Year ended May 31, 2012(y)	173.89	(1.57)	(34.28)	0.05	(35.80)	—	—	—	—	138.09	(20.59)	(20.89)
Year ended May 31, 2011(l)(y)	342.47	(2.11)	(166.54)	0.07	(168.58)	—	—	—	—	173.89	(49.24)	(49.26)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell2000
Year ended May 31, 2015	1.05%	0.95%	(1.01)%	(0.91)%	$193,873	—%
Year ended May 31, 2014(y)	1.04	0.95	(1.01)	(0.93)	276,053	—
Year ended May 31, 2013(y)	1.05	0.95	(0.95)	(0.85)	350,071	—
Year ended May 31, 2012(y)	1.03	0.95	(1.00)	(0.92)	324,228	—
Year ended May 31, 2011(l)(y)	1.04	0.95	(0.92)	(0.83)	446,163	—
UltraShort SmallCap600
Year ended May 31, 2015	2.44	0.95	(2.41)	(0.93)	4,422	—
Year ended May 31, 2014(y)	2.33	0.95	(2.32)	(0.94)	8,206	—
Year ended May 31, 2013(y)	1.64	0.95	(1.56)	(0.86)	7,267	—
Year ended May 31, 2012(y)	1.30	0.95	(1.27)	(0.92)	21,358	—
Year ended May 31, 2011(l)(y)	1.53	0.95	(1.40)	(0.82)	20,374	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 329

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short S&P500®
Year ended May 31, 2015	$50.65	$(0.36)	$(16.93)	$—	$(17.29)	$—	$—	$—	$—	$33.36	(34.15)%	(34.27)%
Year ended May 31, 2014(y)	95.74	(0.62)	(44.47)	—	(45.09)	—	—	—	—	50.65	(47.09)	(46.80)
Year ended May 31, 2013(y)	217.81	(1.18)	(120.89)	—	(122.07)	—	—	—	—	95.74	(56.05)	(56.28)
Year ended May 31, 2012(t)(y)	299.22	(2.27)	(79.20)	0.06	(81.41)	—	—	—	—	217.81	(27.20)	(27.19)
Year ended May 31, 2011(t)(y)	692.70	(3.56)	(390.01)	0.09	(393.48)	—	—	—	—	299.22	(56.81)	(56.68)
UltraPro Short QQQ®
Year ended May 31, 2015	47.35	(0.29)	(23.81)	—	(24.10)	—	—	—	—	23.25	(50.89)	(50.98)
Year ended May 31, 2014(y)	108.48	(0.62)	(60.51)	—	(61.13)	—	—	—	—	47.35	(56.35)	(56.31)
Year ended May 31, 2013(y)	215.45	(1.26)	(105.71)	—	(106.97)	—	—	—	—	108.48	(49.65)	(49.58)
Year ended May 31, 2012(s)(y)	381.84	(2.41)	(164.06)	0.08	(166.39)	—	—	—	—	215.45	(43.58)	(43.59)
Year ended May 31, 2011(s)(y)	989.08	(4.28)	(603.09)	0.13	(607.24)	—	—	—	—	381.84	(61.39)	(61.47)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short S&P500®
Year ended May 31, 2015	0.93%	0.93%	(0.88)%	(0.88)%	$517,208	—%
Year ended May 31, 2014(y)	0.92	0.92	(0.89)	(0.89)	600,540	—
Year ended May 31, 2013(y)	0.93	0.93	(0.85)	(0.85)	582,305	—
Year ended May 31, 2012(t)(y)	0.93	0.93	(0.89)	(0.89)	467,180	—
Year ended May 31, 2011(t)(y)	0.95	0.95	(0.82)	(0.82)	308,943	—
UltraPro Short QQQ®
Year ended May 31, 2015	1.05	0.95	(1.02)	(0.91)	345,302	—
Year ended May 31, 2014(y)	1.06	0.95	(1.03)	(0.92)	359,802	—
Year ended May 31, 2013(y)	1.07	0.95	(0.98)	(0.85)	212,880	—
Year ended May 31, 2012(s)(y)	1.08	0.95	(1.03)	(0.90)	131,942	—
Year ended May 31, 2011(s)(y)	1.20	0.95	(1.08)	(0.83)	89,493	—
See accompanying notes to the financial statements.

330 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Dow30SM
Year ended May 31, 2015	$27.03	$(0.20)	$(8.29)	$—	$(8.49)	$—	$—	$—	$—	$18.54	(31.42)%	(31.53)%
Year ended May 31, 2014	42.10	(0.32)	(14.75)	—	(15.07)	—	—	—	—	27.03	(35.79)	(35.63)
Year ended May 31, 2013(v)	90.29	(0.51)	(47.68)	—	(48.19)	—	—	—	—	42.10	(53.37)	(53.48)
Year ended May 31, 2012(v)	123.18	(0.91)	(31.99)	0.01	(32.89)	—	—	—	—	90.29	(26.71)	(26.74)
Year ended May 31, 2011(v)	287.42	(1.45)	(162.81)	0.02	(164.24)	—	—	—	—	123.18	(57.14)	(57.18)
UltraPro Short MidCap400
Year ended May 31, 2015	47.43	(0.36)	(16.85)	—	(17.21)	—	—	—	—	30.22	(36.29)	(36.47)
Year ended May 31, 2014(y)	88.02	(0.57)	(40.02)	—	(40.59)	—	—	—	—	47.43	(46.11)	(45.41)
Year ended May 31, 2013(y)	222.43	(1.29)	(133.12)	—	(134.41)	—	—	—	—	88.02	(60.43)	(60.93)
Year ended May 31, 2012(s)(y)	305.36	(2.60)	(80.43)	0.10	(82.93)	—	—	—	—	222.43	(27.16)	(26.99)
Year ended May 31, 2011(s)(y)	888.36	(4.18)	(578.82)	—	(583.00)	—	—	—	—	305.36	(65.62)	(65.64)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Dow30SM
Year ended May 31, 2015	1.04%	0.95%	(0.98)%	(0.90)%	$142,744	—%
Year ended May 31, 2014	1.03	0.95	(1.01)	(0.93)	124,339	—
Year ended May 31, 2013(v)	1.05	0.95	(0.96)	(0.86)	122,079	—
Year ended May 31, 2012(v)	1.06	0.95	(1.02)	(0.91)	71,102	—
Year ended May 31, 2011(v)	1.25	0.95	(1.13)	(0.83)	33,876	—
UltraPro Short MidCap400
Year ended May 31, 2015	2.19	0.95	(2.17)	(0.93)	5,097	—
Year ended May 31, 2014(y)	2.27	0.95	(2.26)	(0.94)	8,001	—
Year ended May 31, 2013(y)	2.05	0.95	(1.96)	(0.86)	6,050	—
Year ended May 31, 2012(s)(y)	1.71	0.95	(1.68)	(0.92)	9,729	—
Year ended May 31, 2011(s)(y)	2.41	0.95	(2.28)	(0.82)	9,543	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 331

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Russell2000
Year ended May 31, 2015	$41.95	$(0.30)	$(15.76)	$—		$(16.06)	$—	$—	$—	$—	$25.89	(38.30)%	(38.05)%
Year ended May 31, 2014(y)	79.51	(0.48)	(37.08)	—		(37.56)	—	—	—	—	41.95	(47.23)	(47.37)
Year ended May 31, 2013(y)	217.23	(1.09)	(136.63)	—		(137.72)	—	—	—	—	79.51	(63.40)	(63.49)
Year ended May 31, 2012(t)(y)	326.55	(2.47)	(106.92)	0.07		(109.32)	—	—	—	—	217.23	(33.48)	(33.33)
Year ended May 31, 2011(t)(y)	1,005.12	(4.22)	(674.43)	0.08		(678.57)	—	—	—	—	326.55	(67.51)	(67.45)
Short Basic Materials
Year ended May 31, 2015	25.34	(0.23)	(0.57)	—		(0.80)	—	—	—	—	24.54	(3.19)	(3.96)
Year ended May 31, 2014	31.92	(0.28)	(6.30)	—		(6.58)	—	—	—	—	25.34	(20.59)	(18.84)
Year ended May 31, 2013	39.25	(0.30)	(7.03)	—		(7.33)	—	—	—	—	31.92	(18.69)	(19.98)
Year ended May 31, 2012	35.39	(0.35)	4.20 (i)	0.01		3.86	—	—	—	—	39.25	10.92	10.65
Year ended May 31, 2011	53.43	(0.36)	(17.68)	—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Russell2000
Year ended May 31, 2015	1.12%	0.95%	(1.08)%	(0.91)%	$76,486	—%
Year ended May 31, 2014(y)	1.13	0.95	(1.11)	(0.93)	75,711	—
Year ended May 31, 2013(y)	1.14	0.95	(1.04)	(0.85)	74,936	—
Year ended May 31, 2012(t)(y)	1.11	0.95	(1.07)	(0.91)	71,681	—
Year ended May 31, 2011(t)(y)	1.23	0.95	(1.12)	(0.84)	54,697	—
Short Basic Materials
Year ended May 31, 2015	8.08	0.95	(8.03)	(0.90)	1,227	—
Year ended May 31, 2014	4.33	0.95	(4.32)	(0.94)	1,267	—
Year ended May 31, 2013	2.05	0.95	(1.97)	(0.86)	4,787	—
Year ended May 31, 2012	2.11	0.95	(2.07)	(0.91)	7,850	—
Year ended May 31, 2011	2.21	0.95	(2.09)	(0.83)	5,308	—

See accompanying notes to the financial statements.

332 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
Year ended May 31, 2015	$19.95	$(0.17)	$(2.54)	$—		$(2.71)	$—	$—	$—	$—	$17.24	(13.60)%	(13.76)%
Year ended May 31, 2014	23.46	(0.20)	(3.31)	—		(3.51)	—	—	—	—	19.95	(14.94)	(14.69)
Year ended May 31, 2013	33.94	(0.25)	(10.23)	—		(10.48)	—	—	—	—	23.46	(30.88)	(30.98)
Year ended May 31, 2012	35.63	(0.34)	(1.35)	—	(h)	(1.69)	—	—	—	—	33.94	(4.74)	(4.80)
Year ended May 31, 2011	41.93	(0.32)	(5.98)	—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)
Short Oil & Gas
Year ended May 31, 2015	22.63	(0.23)	3.22	—		2.99	—	—	—	—	25.62	13.19	12.12
Year ended May 31, 2014	28.04	(0.25)	(5.16)	—		(5.41)	—	—	—	—	22.63	(19.30)	(17.88)
Year ended May 31, 2013	37.19	(0.27)	(8.88)	—		(9.15)	—	—	—	—	28.04	(24.59)	(25.48)
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85
Year ended May 31, 2011	54.06	(0.36)	(18.79)	—	(h)	(19.15)	—	—	—	—	34.91	(35.44)	(35.21)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Financials
Year ended May 31, 2015	1.35%	0.95%	(1.31)%	(0.91)%	$18,102	—%
Year ended May 31, 2014	1.21	0.95	(1.18)	(0.92)	22,447	—
Year ended May 31, 2013	1.08	0.95	(0.99)	(0.86)	38,705	—
Year ended May 31, 2012	1.01	0.95	(0.99)	(0.92)	101,818	—
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.84)	93,528	—
Short Oil & Gas
Year ended May 31, 2015	4.32	0.95	(4.30)	(0.93)	4,483	—
Year ended May 31, 2014	3.89	0.95	(3.88)	(0.94)	1,697	—
Year ended May 31, 2013	2.59	0.95	(2.50)	(0.86)	4,207	—
Year ended May 31, 2012	1.86	0.95	(1.82)	(0.92)	8,368	—
Year ended May 31, 2011	1.91	0.95	(1.79)	(0.83)	10,474	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 333

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Real Estate
Year ended May 31, 2015	$22.90	$(0.19)	$(2.30)	$—		$(2.49)	$—	$—	$—	$—	$20.41	(10.88)%	(10.64)%
Year ended May 31, 2014	25.82	(0.24)	(2.68)	—		(2.92)	—	—	—	—	22.90	(11.28)	(11.58)
Year ended May 31, 2013	31.04	(0.24)	(4.98)	—		(5.22)	—	—	—	—	25.82	(16.84)	(16.87)
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)
Year ended May 31, 2011	48.14	(0.34)	(13.01)	0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)
Short S&P Regional Banking
Year ended May 31, 2015	30.41	(0.26)	(5.00)	—		(5.26)	—	—	—	—	25.15	(17.28)	(16.22)
Year ended May 31, 2014	37.70	(0.29)	(7.00)	—		(7.29)	—	—	—	—	30.41	(19.33)	(18.02)
Year ended May 31, 2013	47.41	(0.37)	(9.34)	—		(9.71)	—	—	—	—	37.70	(20.50)	(22.89)
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05		(10.54)	—	—	—	—	47.41	(18.18)	(17.37)
Year ended May 31, 2011	65.55	(0.53)	(7.09)	0.02		(7.60)	—	—	—	—	57.95	(11.61)	(11.31)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Real Estate
Year ended May 31, 2015	1.23%	0.95%	(1.21)%	(0.93)%	$55,105	—%
Year ended May 31, 2014	1.13	0.95	(1.12)	(0.93)	32,062	—
Year ended May 31, 2013	1.32	0.95	(1.23)	(0.86)	18,071	—
Year ended May 31, 2012	1.18	0.95	(1.14)	(0.92)	29,493	—
Year ended May 31, 2011	1.33	0.95	(1.21)	(0.83)	10,439	—
Short S&P Regional Banking
Year ended May 31, 2015	7.33	0.95	(7.33)	(0.94)	1,258	—
Year ended May 31, 2014	5.92	0.95	(5.92)	(0.94)	1,520	—
Year ended May 31, 2013	3.16	0.95	(3.06)	(0.85)	1,885	—
Year ended May 31, 2012	1.51	0.95	(1.48)	(0.93)	4,741	—
Year ended May 31, 2011	1.24	0.95	(1.13)	(0.84)	23,181	—

See accompanying notes to the financial statements.

334 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Basic Materials
Year ended May 31, 2015	$29.45	$(0.26)	$(1.94)	$—	$(2.20)	$—	$—	$—	$—	$27.25	(7.49)%	(8.56)%
Year ended May 31, 2014	47.33	(0.37)	(17.51)	—	(17.88)	—	—	—	—	29.45	(37.77)	(37.83)
Year ended May 31, 2013(v)	73.60	(0.50)	(25.77)	—	(26.27)	—	—	—	—	47.33	(35.69)	(35.61)
Year ended May 31, 2012(v)	66.49	(0.67)	7.74	0.04	7.11	—	—	—	—	73.60	10.71	10.59
Year ended May 31, 2011(v)	159.03	(0.80)	(91.78)	0.04	(92.54)	—	—	—	—	66.49	(58.20)	(58.07)
UltraShort Nasdaq Biotechnology
Year ended May 31, 2015(bb)	82.28	(0.41)	(52.16)	—	(52.57)	—	—	—	—	29.71	(63.89)	(63.81)
Year ended May 31, 2014(bb)	183.06	(0.90)	(99.88)	—	(100.78)	—	—	—	—	82.28	(55.06)	(55.19)
Year ended May 31, 2013(v)(bb)	447.25	(2.48)	(261.71)	—	(264.19)	—	—	—	—	183.06	(59.07)	(58.96)
Year ended May 31, 2012(v)(bb)	719.92	(5.38)	(267.63)	0.34	(272.67)	—	—	—	—	447.25	(37.87)	(38.15)
Year ended May 31, 2011(v)(bb)	1,491.73	(9.87)	(762.12)	0.18	(771.81)	—	—	—	—	719.92	(51.74)	(51.12)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Basic Materials
Year ended May 31, 2015	1.61%	0.95%	(1.56)%	(0.90)%	$12,015	—%
Year ended May 31, 2014	1.30	0.95	(1.29)	(0.94)	14,461	—
Year ended May 31, 2013(v)	1.11	0.95	(1.03)	(0.87)	30,339	—
Year ended May 31, 2012(v)	1.08	0.95	(1.06)	(0.92)	51,335	—
Year ended May 31, 2011(v)	1.06	0.95	(0.92)	(0.81)	96,235	—
UltraShort Nasdaq Biotechnology
Year ended May 31, 2015(bb)	1.15	0.95	(1.12)	(0.92)	112,465	—
Year ended May 31, 2014(bb)	1.45	0.95	(1.45)	(0.95)	60,474	—
Year ended May 31, 2013(v)(bb)	2.91	0.95	(2.81)	(0.85)	4,576	—
Year ended May 31, 2012(v)(bb)	3.72	0.95	(3.67)	(0.90)	4,473	—
Year ended May 31, 2011(v)(bb)	2.20	0.95	(2.07)	(0.82)	1,800	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 335

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Goods
Year ended May 31, 2015	$31.56	$(0.26)	$(6.40)	$—	$(6.66)	$—	$—	$—	$—	$24.90	(21.11)%	(21.41)%
Year ended May 31, 2014	44.79	(0.35)	(12.88)	—	(13.23)	—	—	—	—	31.56	(29.54)	(26.70)
Year ended May 31, 2013(v)	74.39	(0.50)	(29.10)	—	(29.60)	—	—	—	—	44.79	(39.79)	(41.82)
Year ended May 31, 2012(v)	89.49	(0.81)	(14.30)	0.01	(15.10)	—	—	—	—	74.39	(16.87)	(17.18)
Year ended May 31, 2011(v)	161.97	(1.02)	(71.48)	0.02	(72.48)	—	—	—	—	89.49	(44.75)	(44.66)
UltraShort Consumer Services
Year ended May 31, 2015(cc)	69.80	(0.53)	(23.23)	—	(23.76)	—	—	—	—	46.04	(34.04)	(35.32)
Year ended May 31, 2014(cc)	108.47	(0.78)	(37.89)	—	(38.67)	—	—	—	—	69.80	(35.65)	(33.57)
Year ended May 31, 2013(cc)	203.13	(1.30)	(93.36)	—	(94.66)	—	—	—	—	108.47	(46.60)	(47.81)
Year ended May 31, 2012(s)(cc)	284.22	(2.41)	(78.70)	0.02	(81.09)	—	—	—	—	203.13	(28.53)	(28.85)
Year ended May 31, 2011(s)(cc)	496.69	(3.29)	(209.29)	0.11	(212.47)	—	—	—	—	284.22	(42.80)	(42.64)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Year ended May 31, 2015	4.05%	0.95%	(4.04)%	(0.94)%	$4,045	—%
Year ended May 31, 2014	2.65	0.95	(2.65)	(0.95)	3,549	—
Year ended May 31, 2013(v)	3.99	0.95	(3.91)	(0.87)	5,037	—
Year ended May 31, 2012(v)	2.81	0.95	(2.78)	(0.92)	2,790	—
Year ended May 31, 2011(v)	2.02	0.95	(1.89)	(0.82)	6,712	—
UltraShort Consumer Services
Year ended May 31, 2015(cc)	2.41	0.95	(2.37)	(0.91)	4,027	—
Year ended May 31, 2014(cc)	2.47	0.95	(2.46)	(0.94)	7,850	—
Year ended May 31, 2013(cc)	2.13	0.95	(2.04)	(0.86)	6,098	—
Year ended May 31, 2012(s)(cc)	1.70	0.95	(1.66)	(0.92)	7,611	—
Year ended May 31, 2011(s)(cc)	1.35	0.95	(1.20)	(0.81)	13,323	—

See accompanying notes to the financial statements.

336 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Financials
Year ended May 31, 2015(aa)	$65.00	$(0.50)	$(16.25)	$—	$(16.75)	$—	$—	$—	$—	$48.25	(25.76)%	(25.83)%
Year ended May 31, 2014(aa)	90.90	(0.72)	(25.18)	—	(25.90)	—	—	—	—	65.00	(28.49)	(28.54)
Year ended May 31, 2013(aa)	193.50	(1.19)	(101.41)	—	(102.60)	—	—	—	—	90.90	(53.02)	(53.01)
Year ended May 31, 2012(aa)	235.57	(2.17)	(39.94)	0.04	(42.07)	—	—	—	—	193.50	(17.86)	(17.90)
Year ended May 31, 2011(l)(aa)	337.93	(2.39)	(100.00)	0.03	(102.36)	—	—	—	—	235.57	(30.29)	(30.10)
UltraShort Gold Miners
February 12, 2015* through May 31, 2015	20.00	(0.06)	1.04 (i)	—	0.98	—	—	—	—	20.98	4.93	5.05
UltraShort Junior Miners
February 12, 2015* through May 31, 2015	20.00	(0.06)	(1.53)	—	(1.59)	—	—	—	—	18.41	(7.92)	(8.05)
UltraShort Health Care
Year ended May 31, 2015(cc)	86.03	(0.56)	(37.35)	—	(37.91)	—	—	—	—	48.12	(44.07)	(44.43)
Year ended May 31, 2014(cc)	145.45	(1.04)	(58.38)	—	(59.42)	—	—	—	—	86.03	(40.85)	(40.15)
Year ended May 31, 2013(v)cc)	289.49	(1.76)	(142.28)	—	(144.04)	—	—	—	—	145.45	(49.76)	(48.86)
Year ended May 31, 2012(v)(cc)	345.47	(3.07)	(52.91)	—	(55.98)	—	—	—	—	289.49	(16.20)	(18.02)
Year ended May 31, 2011(v)(cc)	608.33	(4.06)	(258.80)	—	(262.86)	—	—	—	—	345.47	(43.21)	(43.27)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Financials
Year ended May 31, 2015(aa)	1.13%	0.95%	(1.08)%	(0.90)%	$56,449	—%
Year ended May 31, 2014(aa)	1.03	0.95	(1.02)	(0.94)	80,105	—
Year ended May 31, 2013(aa)	1.01	0.95	(0.92)	(0.86)	122,245	—
Year ended May 31, 2012(aa)	0.97	0.95	(0.94)	(0.92)	260,223	—
Year ended May 31, 2011(l)(aa)	0.97	0.95	(0.85)	(0.84)	307,966	—
UltraShort Gold Miners
February 12, 2015* through May 31, 2015	3.61	0.95	(3.59)	(0.93)	2,099	—
UltraShort Junior Miners
February 12, 2015* through May 31, 2015	4.19	0.95	(4.18)	(0.94)	1,841	—
UltraShort Health Care
Year ended May 31, 2015(cc)	4.39	0.95	(4.33)	(0.90)	1,729	—
Year ended May 31, 2014(cc)	4.02	0.95	(4.01)	(0.94)	3,629	—
Year ended May 31, 2013(v)cc)	2.78	0.95	(2.68)	(0.85)	3,408	—
Year ended May 31, 2012(v)(cc)	3.37	0.95	(3.33)	(0.91)	4,071	—
Year ended May 31, 2011(v)(cc)	3.37	0.95	(3.25)	(0.83)	3,239	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 337

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Industrials
Year ended May 31, 2015	$48.83	$(0.40)	$(8.60)	$—	$(9.00)	$—	$—	$—	$—	$39.83	(18.43)%	(19.15)%
Year ended May 31, 2014(y)	79.71	(0.56)	(30.32)	—	(30.88)	—	—	—	—	48.83	(38.74)	(37.31)
Year ended May 31, 2013(y)	147.94	(0.95)	(67.28)	—	(68.23)	—	—	—	—	79.71	(46.12)	(47.16)
Year ended May 31, 2012(y)	169.32	(1.63)	(19.78)	0.03	(21.38)	—	—	—	—	147.94	(12.63)	(12.50)
Year ended May 31, 2011(l)(y)	330.36	(1.99)	(159.24)	0.19	(161.04)	—	—	—	—	169.32	(48.75)	(48.68)
UltraShort Oil & Gas
Year ended May 31, 2015	41.23	(0.43)	10.15	—	9.72	—	—	—	—	50.95	23.57	23.60
Year ended May 31, 2014(w)	63.86	(0.50)	(22.13)	—	(22.63)	—	—	—	—	41.23	(35.43)	(35.52)
Year ended May 31, 2013(w)	115.24	(0.69)	(50.69)	—	(51.38)	—	—	—	—	63.86	(44.58)	(44.57)
Year ended May 31, 2012(w)	110.48	(1.01)	5.74	0.03	4.76	—	—	—	—	115.24	4.31	4.16
Year ended May 31, 2011(w)	276.10	(1.43)	(164.23)	0.04	(165.62)	—	—	—	—	110.48	(59.99)	(59.96)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Industrials
Year ended May 31, 2015	3.05%	0.95%	(3.00)%	(0.90)%	$4,415	—%
Year ended May 31, 2014(y)	2.70	0.95	(2.70)	(0.95)	6,633	—
Year ended May 31, 2013(y)	2.29	0.95	(2.19)	(0.85)	4,856	—
Year ended May 31, 2012(y)	1.95	0.95	(1.92)	(0.92)	6,238	—
Year ended May 31, 2011(l)(y)	2.02	0.95	(1.89)	(0.82)	7,140	—
UltraShort Oil & Gas
Year ended May 31, 2015	1.14	0.95	(1.10)	(0.91)	44,177	—
Year ended May 31, 2014(w)	1.07	0.95	(1.05)	(0.94)	46,060	—
Year ended May 31, 2013(w)	1.09	0.95	(1.01)	(0.87)	77,348	—
Year ended May 31, 2012(w)	1.03	0.95	(1.00)	(0.92)	72,595	—
Year ended May 31, 2011(w)	1.05	0.95	(0.93)	(0.83)	115,168	—

See accompanying notes to the financial statements.

338 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Year ended May 31, 2015(cc)	$64.01	$(0.49)	$(13.13)	$—	$(13.62)	$—	$—	$—	$—	$50.39	(21.28)%	(21.32)%
Year ended May 31, 2014(cc)	82.53	(0.75)	(17.77)	—	(18.52)	—	—	—	—	64.01	(22.44)	(21.78)
Year ended May 31, 2013(cc)	119.82	(0.82)	(36.47)	—	(37.29)	—	—	—	—	82.53	(31.12)	(31.55)
Year ended May 31, 2012(p)(cc)	163.33	(1.41)	(42.13)	0.03	(43.51)	—	—	—	—	119.82	(26.64)	(26.61)
Year ended May 31, 2011(p)(cc)	328.57	(1.96)	(163.31)	0.03	(165.24)	—	—	—	—	163.33	(50.29)	(50.29)
UltraShort Semiconductors
Year ended May 31, 2015(bb)	78.93	(0.48)	(38.09)	—	(38.57)	—	—	—	—	40.36	(48.86)	(49.39)
Year ended May 31, 2014(bb)	138.93	(1.09)	(58.91)	—	(60.00)	—	—	—	—	78.93	(43.19)	(42.49)
Year ended May 31, 2013(bb)	214.88	(1.67)	(74.28)	—	(75.95)	—	—	—	—	138.93	(35.34)	(35.65)
Year ended May 31, 2012(bb)	226.89	(2.10)	(10.02)	0.11	(12.01)	—	—	—	—	214.88	(5.29)	(5.40)
Year ended May 31, 2011(m)(bb)	407.96	(2.57)	(178.61)	0.11	(181.07)	—	—	—	—	226.89	(44.39)	(44.34)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Year ended May 31, 2015(cc)	1.32%	0.95%	(1.26)%	(0.89)%	$32,645	—%
Year ended May 31, 2014(cc)	1.11	0.95	(1.10)	(0.94)	45,469	—
Year ended May 31, 2013(cc)	1.06	0.95	(0.96)	(0.85)	63,270	—
Year ended May 31, 2012(p)(cc)	1.02	0.95	(0.99)	(0.92)	139,039	—
Year ended May 31, 2011(p)(cc)	0.99	0.95	(0.85)	(0.81)	173,319	—
UltraShort Semiconductors
Year ended May 31, 2015(bb)	3.07	0.95	(3.01)	(0.89)	3,067	—
Year ended May 31, 2014(bb)	2.01	0.95	(2.01)	(0.94)	4,024	—
Year ended May 31, 2013(bb)	1.65	0.95	(1.58)	(0.87)	13,335	—
Year ended May 31, 2012(bb)	1.37	0.95	(1.34)	(0.92)	14,178	—
Year ended May 31, 2011(m)(bb)	1.40	0.95	(1.28)	(0.83)	21,777	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 339

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Technology
Year ended May 31, 2015(aa)	$72.76	$(0.51)	$(23.97)	$—	$(24.48)	$—	$—	$—	$—	$48.28	(33.64)%	(34.12)%
Year ended May 31, 2014(aa)	120.72	(0.92)	(47.04)	—	(47.96)	—	—	—	—	72.76	(39.73)	(38.80)
Year ended May 31, 2013(aa)	164.74	(1.25)	(42.77)	—	(44.02)	—	—	—	—	120.72	(26.72)	(27.47)
Year ended May 31, 2012(aa)	220.05	(1.76)	(53.57)	0.02	(55.31)	—	—	—	—	164.74	(25.14)	(25.44)
Year ended May 31, 2011(l)(aa)	364.70	(2.29)	(142.39)	0.03	(144.65)	—	—	—	—	220.05	(39.68)	(39.58)
UltraShort Telecommunications
Year ended May 31, 2015(aa)	61.61	(0.56)	(6.73)	—	(7.29)	—	—	—	—	54.32	(11.83)	(11.02)
Year ended May 31, 2014(aa)	92.98	(0.70)	(30.67)	—	(31.37)	—	—	—	—	61.61	(33.73)	(31.05)
Year ended May 31, 2013(aa)	162.90	(0.99)	(68.93)	—	(69.92)	—	—	—	—	92.98	(42.92)	(46.34)
Year ended May 31, 2012(aa)	139.63	(1.53)	24.80	—	23.27	—	—	—	—	162.90	16.67	18.66
Year ended May 31, 2011(m)(aa)	279.35	(1.61)	(138.17)	0.06	(139.72)	—	—	—	—	139.63	(50.02)	(48.98)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Technology
Year ended May 31, 2015(aa)	2.60%	0.95%	(2.54)%	(0.90)%	$7,391	—%
Year ended May 31, 2014(aa)	2.29	0.95	(2.29)	(0.94)	4,772	—
Year ended May 31, 2013(aa)	1.75	0.95	(1.67)	(0.87)	7,917	—
Year ended May 31, 2012(aa)	1.53	0.95	(1.49)	(0.91)	16,981	—
Year ended May 31, 2011(l)(aa)	1.51	0.95	(1.38)	(0.83)	18,556	—
UltraShort Telecommunications
Year ended May 31, 2015(aa)	23.49	0.95	(23.49)	(0.95)	136	—
Year ended May 31, 2014(aa)	8.65	0.95	(8.65)	(0.95)	924	—
Year ended May 31, 2013(aa)	5.31	0.95	(5.22)	(0.85)	1,394	—
Year ended May 31, 2012(aa)	4.48	0.95	(4.44)	(0.91)	2,443	—
Year ended May 31, 2011(m)(aa)	6.40	0.95	(6.28)	(0.83)	2,094	—

See accompanying notes to the financial statements.

340 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Utilities
Year ended May 31, 2015(aa)	$63.73	$(0.49)	$(12.44)		$—		$(12.93)	$—	$—	$—	$—	$50.80	(20.28)%	(21.04)%
Year ended May 31, 2014(aa)	94.72	(0.75)	(30.24)		—		(30.99)	—	—	—	—	63.73	(32.71)	(32.43)
Year ended May 31, 2013(aa)	123.56	(0.91)	(27.93)		—		(28.84)	—	—	—	—	94.72	(23.34)	(24.32)
Year ended May 31, 2012(p)(aa)	161.20	(1.30)	(36.38)		0.04		(37.64)	—	—	—	—	123.56	(23.35)	(22.95)
Year ended May 31, 2011(p)(aa)	266.24	(1.67)	(103.39)		0.02		(105.04)	—	—	—	—	161.20	(39.48)	(38.46)
UltraPro Short Financials
Year ended May 31, 2015	33.54	(0.24)	(12.37)		—		(12.61)	—	—	—	—	20.93	(37.60)	(35.05)
Year ended May 31, 2014(w)	56.81	(0.39)	(22.88)		—		(23.27)	—	—	—	—	33.54	(40.96)	(40.36)
July 10, 2012* through May 31, 2013(w)	160.00	(0.75)	(102.44)		—		(103.19)	—	—	—	—	56.81	(64.49)	(65.05)
Short MSCI EAFE
Year ended May 31, 2015	31.75	(0.31)	(0.33	)(i)	—	(h)	(0.64)	—	—	—	—	31.11	(2.01)	(2.05)
Year ended May 31, 2014	38.87	(0.33)	(6.82)		0.03		(7.12)	—	—	—	—	31.75	(18.33)	(18.29)
Year ended May 31, 2013	52.42	(0.37)	(13.19)		0.01		(13.55)	—	—	—	—	38.87	(25.85)	(25.87)
Year ended May 31, 2012	46.11	(0.46)	6.75		0.02		6.31	—	—	—	—	52.42	13.69	13.54
Year ended May 31, 2011	64.33	(0.44)	(17.79)		0.01		(18.22)	—	—	—	—	46.11	(28.32)	(28.23)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Year ended May 31, 2015(aa)	2.66%	0.95%	(2.62)%	(0.92)%	$8,255	—%
Year ended May 31, 2014(aa)	2.84	0.95	(2.83)	(0.95)	6,372	—
Year ended May 31, 2013(aa)	4.02	0.95	(3.93)	(0.85)	4,143	—
Year ended May 31, 2012(p)(aa)	3.55	0.95	(3.51)	(0.91)	3,088	—
Year ended May 31, 2011(p)(aa)	2.95	0.95	(2.82)	(0.82)	4,030	—
UltraPro Short Financials
Year ended May 31, 2015	3.14	0.95	(3.13)	(0.94)	3,924	—
Year ended May 31, 2014(w)	3.59	0.95	(3.59)	(0.95)	4,612	—
July 10, 2012* through May 31, 2013(w)	3.24	0.95	(3.14)	(0.85)	2,130	—
Short MSCI EAFE
Year ended May 31, 2015	1.00	0.95	(0.98)	(0.93)	31,885	—
Year ended May 31, 2014	1.02	0.95	(1.00)	(0.93)	169,050	—
Year ended May 31, 2013	1.03	0.95	(0.93)	(0.85)	157,429	—
Year ended May 31, 2012	1.02	0.95	(0.99)	(0.92)	255,567	—
Year ended May 31, 2011	1.05	0.95	(0.92)	(0.83)	103,751	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 341

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI Emerging Markets
Year ended May 31, 2015	$25.38	$(0.23)	$(0.45)	$—	(h)	$(0.68)	$—	$—	$—	$—	$24.70	(2.70)%	(2.56)%
Year ended May 31, 2014	28.33	(0.26)	(2.70)	0.01		(2.95)	—	—	—	—	25.38	(10.40)	(10.51)
Year ended May 31, 2013	32.88	(0.25)	(4.30)	—	(h)	(4.55)	—	—	—	—	28.33	(13.85)	(13.78)
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76
Year ended May 31, 2011	40.01	(0.28)	(10.30)	—	(h)	(10.58)	—	—	—	—	29.43	(26.44)	(27.21)
Short FTSE China 50
Year ended May 31, 2015	33.93	(0.28)	(10.35)	—		(10.63)	—	—	—	—	23.30	(31.35)	(29.39)
Year ended May 31, 2014	38.56	(0.34)	(4.31)	0.02		(4.63)	—	—	—	—	33.93	(12.00)	(12.15)
Year ended May 31, 2013	45.58	(0.34)	(6.68)	—	(h)	(7.02)	—	—	—	—	38.56	(15.40)	(15.29)
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Year ended May 31, 2015	0.99%	0.95%	(0.94)%	(0.90)%	$259,300	—%
Year ended May 31, 2014	0.95	0.95	(0.93)	(0.93)	211,292	—
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	233,703	—
Year ended May 31, 2012	1.00	0.95	(0.97)	(0.91)	318,150	—
Year ended May 31, 2011	1.04	0.95	(0.92)	(0.83)	220,730	—
Short FTSE China 50
Year ended May 31, 2015	2.17	0.95	(2.14)	(0.92)	3,494	—
Year ended May 31, 2014	2.18	0.95	(2.17)	(0.94)	35,630	—
Year ended May 31, 2013	2.00	0.95	(1.90)	(0.85)	3,856	—
Year ended May 31, 2012	1.81	0.95	(1.77)	(0.91)	11,395	—
Year ended May 31, 2011	1.74	0.95	(1.64)	(0.86)	9,921	—

See accompanying notes to the financial statements.

342 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Year ended May 31, 2015	$37.99	$(0.37)	$(1.66)	$—	(h)	$(2.03)	$—	$—	$—	$—	$35.96	(5.34)%	(5.32)%
Year ended May 31, 2014(w)	57.55	(0.45)	(19.12)	0.01		(19.56)	—	—	—	—	37.99	(33.99)	(33.87)
Year ended May 31, 2013(w)	106.44	(0.62)	(48.29)	0.02		(48.89)	—	—	—	—	57.55	(45.93)	(46.13)
Year ended May 31, 2012(w)	89.55	(0.91)	17.78	0.02		16.89	—	—	—	—	106.44	18.85	19.09
Year ended May 31, 2011(w)	181.34	(1.01)	(90.81)	0.03		(91.79)	—	—	—	—	89.55	(50.62)	(50.65)
UltraShort MSCI Emerging Markets
Year ended May 31, 2015	18.56	(0.16)	(1.17)	—	(h)	(1.33)	—	—	—	—	17.23	(7.17)	(7.06)
Year ended May 31, 2014	23.83	(0.21)	(5.07)	0.01		(5.27)	—	—	—	—	18.56	(22.11)	(22.29)
Year ended May 31, 2013	32.77	(0.22)	(8.73)	0.01		(8.94)	—	—	—	—	23.83	(27.29)	(27.25)
Year ended May 31, 2012	28.86	(0.29)	4.19	0.01		3.91	—	—	—	—	32.77	13.52	13.65
Year ended May 31, 2011	55.46	(0.31)	(26.31)	0.02		(26.60)	—	—	—	—	28.86	(47.96)	(48.92)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Year ended May 31, 2015	2.62%	0.95%	(2.58)%	(0.92)%	$3,144	—%
Year ended May 31, 2014(w)	2.28	0.95	(2.27)	(0.94)	7,120	—
Year ended May 31, 2013(w)	1.56	0.95	(1.44)	(0.83)	6,474	—
Year ended May 31, 2012(w)	1.33	0.95	(1.29)	(0.91)	23,949	—
Year ended May 31, 2011(w)	1.46	0.95	(1.32)	(0.81)	15,112	—
UltraShort MSCI Emerging Markets
Year ended May 31, 2015	1.20	0.95	(1.15)	(0.90)	36,514	—
Year ended May 31, 2014	1.05	0.95	(1.03)	(0.93)	49,544	—
Year ended May 31, 2013	1.09	0.95	(0.99)	(0.85)	51,100	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.91)	107,138	—
Year ended May 31, 2011	1.00	0.95	(0.86)	(0.82)	118,187	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 343

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE Europe
Year ended May 31, 2015	$52.38	$(0.53)	$(0.73)	$—	(h)	$(1.26)	$—	$—	$—	$—	$51.12	(2.40)%	(2.33)%
Year ended May 31, 2014(y)	88.66	(0.65)	(35.64)	0.01		(36.28)	—	—	—	—	52.38	(40.92)	(40.99)
Year ended May 31, 2013(y)	187.47	(1.02)	(97.85)	0.06		(98.81)	—	—	—	—	88.66	(52.71)	(52.79)
Year ended May 31, 2012(y)	170.17	(1.61)	18.80	0.11		17.30	—	—	—	—	187.47	10.17	10.21
Year ended May 31, 2011(l)(y)	427.98	(2.14)	(255.84)	0.17		(257.81)	—	—	—	—	170.17	(60.24)	(59.80)
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2015	21.09	(0.20)	0.36	—		0.16	—	—	—	—	21.25	0.74	(2.10)
Year ended May 31, 2014	29.46	(0.24)	(8.13)	—	(h)	(8.37)	—	—	—	—	21.09	(28.42)	(28.56)
Year ended May 31, 2013	49.98	(0.27)	(20.26)	0.01		(20.52)	—	—	—	—	29.46	(41.05)	(42.16)
Year ended May 31, 2012	47.23	(0.45)	3.18	0.02		2.75	—	—	—	—	49.98	5.81	6.94
Year ended May 31, 2011(m)	107.53	(0.49)	(59.83)	0.02		(60.30)	—	—	—	—	47.23	(56.08)	(54.38)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE Europe
Year ended May 31, 2015	1.21%	0.95%	(1.18)%	(0.92)%	$26,178	—%
Year ended May 31, 2014(y)	1.11	0.95	(1.09)	(0.93)	29,441	—
Year ended May 31, 2013(y)	1.09	0.95	(0.96)	(0.82)	82,007	—
Year ended May 31, 2012(y)	1.05	0.95	(1.00)	(0.90)	278,857	—
Year ended May 31, 2011(l)(y)	1.13	0.95	(0.98)	(0.80)	40,409	—
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2015	7.00	0.95	(6.99)	(0.94)	1,062	—
Year ended May 31, 2014	8.09	0.95	(8.08)	(0.95)	2,109	—
Year ended May 31, 2013	6.79	0.95	(6.67)	(0.84)	1,473	—
Year ended May 31, 2012	5.43	0.95	(5.39)	(0.91)	2,498	—
Year ended May 31, 2011(m)	5.13	0.95	(5.02)	(0.84)	7,084	—

See accompanying notes to the financial statements.

344 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Brazil Capped
Year ended May 31, 2015	$68.22	$(0.67)	$24.42	$—	(h)	$23.75	$—	$—	$—	$—	$91.97	34.81%	34.68%
Year ended May 31, 2014	73.68	(0.77)	(4.73)	0.04		(5.46)	—	—	—	—	68.22	(7.41)	(7.31)
Year ended May 31, 2013	85.41	(0.60)	(11.14)	0.01		(11.73)	—	—	—	—	73.68	(13.73)	(13.73)
Year ended May 31, 2012(s)	59.93	(0.62)	26.08	0.02		25.48	—	—	—	—	85.41	42.53	42.28
Year ended May 31, 2011(s)	103.22	(0.61)	(42.70)	0.02		(43.29)	—	—	—	—	59.93	(41.94)	(45.53)
UltraShort FTSE China 50
Year ended May 31, 2015	62.15	(0.40)	(33.53)	—	(h)	(33.93)	—	—	—	—	28.22	(54.60)	(54.61)
Year ended May 31, 2014(y)	83.15	(0.67)	(20.33)	—	(h)	(21.00)	—	—	—	—	62.15	(25.25)	(25.48)
Year ended May 31, 2013(y)	120.54	(0.78)	(36.62)	0.01		(37.39)	—	—	—	—	83.15	(31.02)	(30.76)
Year ended May 31, 2012(y)	101.16	(1.05)	20.41	0.02		19.38	—	—	—	—	120.54	19.16	18.97
Year ended May 31, 2011(y)	168.72	(1.04)	(66.54)	0.02		(67.56)	—	—	—	—	101.16	(40.04)	(40.00)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Brazil Capped
Year ended May 31, 2015	1.35%	0.95%	(1.32)%	(0.92)%	$29,885	—%
Year ended May 31, 2014	1.52	0.95	(1.51)	(0.94)	22,169	—
Year ended May 31, 2013	1.59	0.95	(1.49)	(0.85)	16,575	—
Year ended May 31, 2012(s)	1.66	0.95	(1.62)	(0.90)	19,213	—
Year ended May 31, 2011(s)	1.40	0.95	(1.27)	(0.82)	14,232	—
UltraShort FTSE China 50
Year ended May 31, 2015	1.18	0.95	(1.13)	(0.90)	46,855	—
Year ended May 31, 2014(y)	1.06	0.95	(1.03)	(0.93)	103,209	—
Year ended May 31, 2013(y)	1.05	0.95	(0.96)	(0.86)	131,885	—
Year ended May 31, 2012(y)	1.03	0.95	(0.99)	(0.91)	204,751	—
Year ended May 31, 2011(y)	1.04	0.95	(0.91)	(0.82)	173,727	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 345

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Japan
Year ended May 31, 2015	$66.57	$(0.55)	$(19.11)	$0.01		$(19.65)	$—	$—	$—	$—	$46.92	(29.51)%	(29.61)%
Year ended May 31, 2014(y)	89.26	(0.67)	(22.05)	0.03		(22.69)	—	—	—	—	66.57	(25.42)	(24.91)
Year ended May 31, 2013(y)	154.11	(1.00)	(63.89)	0.04		(64.85)	—	—	—	—	89.26	(42.08)	(42.14)
Year ended May 31, 2012(y)	143.39	(1.32)	12.00 (i)	0.04		10.72	—	—	—	—	154.11	7.48	7.55
Year ended May 31, 2011(y)	196.70	(1.33)	(52.14)	0.16		(53.31)	—	—	—	—	143.39	(27.10)	(27.33)
UltraShort MSCI Mexico Capped IMI
Year ended May 31, 2015	21.26	(0.20)	2.66	—		2.46	—	—	—	—	23.72	11.62	11.98
Year ended May 31, 2014	24.87	(0.23)	(3.39)	0.01		(3.61)	—	—	—	—	21.26	(14.53)	(13.66)
Year ended May 31, 2013	45.60	(0.23)	(20.50)	—	(h)	(20.73)	—	—	—	—	24.87	(45.46)	(43.69)
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)
Year ended May 31, 2011(l)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Year ended May 31, 2015	1.76%	0.95%	(1.74)%	(0.93)%	$9,380	—%
Year ended May 31, 2014(y)	1.92	0.95	(1.91)	(0.94)	9,980	—
Year ended May 31, 2013(y)	2.04	0.95	(1.95)	(0.86)	10,041	—
Year ended May 31, 2012(y)	1.58	0.95	(1.56)	(0.92)	11,558	—
Year ended May 31, 2011(y)	1.64	0.95	(1.55)	(0.87)	37,639	—
UltraShort MSCI Mexico Capped IMI
Year ended May 31, 2015	9.12	0.95	(9.08)	(0.91)	1,186	—
Year ended May 31, 2014	8.97	0.95	(8.97)	(0.95)	1,062	—
Year ended May 31, 2013	6.88	0.95	(6.78)	(0.85)	2,487	—
Year ended May 31, 2012	5.64	0.95	(5.60)	(0.90)	2,279	—
Year ended May 31, 2011(l)	4.71	0.95	(4.58)	(0.81)	2,465	—

See accompanying notes to the financial statements.

346 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 7-10 Year Treasury
Year ended May 31, 2015	$31.80	$(0.28)	$(1.75)	$—	(h)	$(2.03)	$—	$—	$—	$—	$29.77	(6.39)%	(6.40)%
Year ended May 31, 2014	32.65	(0.31)	(0.54)	—	(h)	(0.85)	—	—	—	—	31.80	(2.60)	(2.40)
Year ended May 31, 2013	32.70	(0.28)	0.23	—	(h)	(0.05)	—	—	—	—	32.65	(0.16)	(0.36)
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)
Short 20+ Year Treasury
Year ended May 31, 2015	28.74	(0.24)	(3.35)	—	(h)	(3.59)	—	—	—	—	25.15	(12.50)	(12.22)
Year ended May 31, 2014	30.50	(0.29)	(1.47)	—	(h)	(1.76)	—	—	—	—	28.74	(5.77)	(5.54)
Year ended May 31, 2013	29.00	(0.25)	1.75	—	(h)	1.50	—	—	—	—	30.50	5.17	5.50
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Year ended May 31, 2015	1.08%	0.95%	(1.05)%	(0.92)%	$39,439	—%
Year ended May 31, 2014	1.07	0.95	(1.06)	(0.93)	73,932	—
Year ended May 31, 2013	1.40	0.95	(1.32)	(0.87)	31,834	—
Year ended May 31, 2012	1.32	0.95	(1.28)	(0.91)	14,716	—
April 4, 2011* through May 31, 2011	3.76	0.95	(3.74)	(0.94)	7,673	—
Short 20+ Year Treasury
Year ended May 31, 2015	0.95	0.95	(0.90)	(0.90)	1,051,151	—
Year ended May 31, 2014	0.94	0.94	(0.92)	(0.92)	1,503,146	—
Year ended May 31, 2013	0.95	0.95	(0.86)	(0.86)	1,123,989	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	848,316	—
Year ended May 31, 2011	0.97	0.95	(0.87)	(0.85)	1,006,624	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 347

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short High Yield
Year ended May 31, 2015	$27.86	$(0.25)	$(0.76)	$—	(h)	$(1.01)	$—	$—	$—	$—	$26.85	(3.60)%	(3.62)%
Year ended May 31, 2014	31.25	(0.28)	(3.12)	0.01		(3.39)	—	—	—	—	27.86	(10.86)	(10.75)
Year ended May 31, 2013	36.44	(0.28)	(4.92)	0.01		(5.19)	—	—	—	—	31.25	(14.24)	(14.10)
Year ended May 31, 2012	38.98	(0.35)	(2.21)	0.02		(2.54)	—	—	—	—	36.44	(6.53)	(6.67)
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)
Short Investment Grade Corporate
Year ended May 31, 2015	29.69	(0.27)	(1.07)	—		(1.34)	—	—	—	—	28.35	(4.51)	(4.93)
Year ended May 31, 2014	32.09	(0.30)	(2.11)	0.01		(2.40)	—	—	—	—	29.69	(7.47)	(6.84)
Year ended May 31, 2013	34.31	(0.28)	(1.94)	—	(h)	(2.22)	—	—	—	—	32.09	(6.49)	(6.92)
Year ended May 31, 2012	38.55	(0.33)	(3.91)	—	(h)	(4.24)	—	—	—	—	34.31	(11.00)	(10.84)
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Year ended May 31, 2015	1.10%	0.95%	(1.06)%	(0.91)%	$55,047	—%
Year ended May 31, 2014	1.11	0.95	(1.09)	(0.93)	43,177	—
Year ended May 31, 2013	1.19	0.95	(1.11)	(0.87)	46,874	—
Year ended May 31, 2012	1.17	0.95	(1.14)	(0.92)	47,371	—
March 21, 2011* through May 31, 2011	3.66	0.95	(3.64)	(0.93)	9,746	—
Short Investment Grade Corporate
Year ended May 31, 2015	4.75	0.95	(4.73)	(0.94)	2,835	—
Year ended May 31, 2014	3.38	0.95	(3.37)	(0.94)	2,969	—
Year ended May 31, 2013	3.59	0.95	(3.51)	(0.87)	1,604	—
Year ended May 31, 2012	3.07	0.95	(3.03)	(0.91)	3,431	—
March 28, 2011* through May 31, 2011	4.88	0.95	(4.87)	(0.94)	3,855	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

348 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 3-7 Year Treasury
Year ended May 31, 2015	$30.87	$(0.28)	$(1.96)	$—		$(2.24)	$—	$—	$—	$—	$28.63	(7.24)%	(6.02)%
Year ended May 31, 2014	32.12	(0.30)	(0.95)	—	(h)	(1.25)	—	—	—	—	30.87	(3.89)	(3.62)
Year ended May 31, 2013	32.58	(0.28)	(0.18)	—		(0.46)	—	—	—	—	32.12	(1.41)	(1.47)
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(2.28)	0.01		(2.33)	—	—	—	—	37.67	(5.83)	(5.76)
UltraShort 7-10 Year Treasury
Year ended May 31, 2015	26.89	(0.23)	(2.98)	—	(h)	(3.21)	—	—	—	—	23.68	(11.94)	(11.87)
Year ended May 31, 2014	28.19	(0.27)	(1.03)	—	(h)	(1.30)	—	—	—	—	26.89	(4.63)	(4.16)
Year ended May 31, 2013	28.13	(0.24)	0.30	—	(h)	0.06	—	—	—	—	28.19	0.22	0.18
Year ended May 31, 2012	38.69	(0.30)	(10.27)	0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)
Year ended May 31, 2011	46.68	(0.35)	(7.64)	—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 3-7 Year Treasury
Year ended May 31, 2015	3.23%	0.95%	(3.22)%	(0.94)%	$2,863	—%
Year ended May 31, 2014	2.99	0.95	(2.98)	(0.94)	3,858	—
Year ended May 31, 2013	2.75	0.95	(2.66)	(0.86)	4,818	—
Year ended May 31, 2012	2.06	0.95	(2.02)	(0.91)	4,886	—
April 4, 2011* through May 31, 2011	4.99	0.95	(4.97)	(0.93)	3,767	—
UltraShort 7-10 Year Treasury
Year ended May 31, 2015	0.98	0.95	(0.93)	(0.90)	250,964	—
Year ended May 31, 2014	0.96	0.95	(0.94)	(0.93)	292,395	—
Year ended May 31, 2013	0.97	0.95	(0.87)	(0.85)	308,723	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	335,462	—
Year ended May 31, 2011	0.98	0.95	(0.86)	(0.84)	478,837	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 349

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Year ended May 31, 2015	$60.47	$(0.46)	$(14.09)	$—	(h)	$(14.55)	$—	$—	$—	$—	$45.92	(24.07)%	(23.43)%
Year ended May 31, 2014	68.37	(0.65)	(7.26)	0.01		(7.90)	—	—	—	—	60.47	(11.55)	(10.91)
Year ended May 31, 2013(v)	62.25	(0.52)	6.63	0.01		6.12	—	—	—	—	68.37	9.83	10.23
Year ended May 31, 2012(v)	132.57	(0.79)	(69.55)	0.02		(70.32)	—	—	—	—	62.25	(53.04)	(53.42)
Year ended May 31, 2011(v)	160.53	(1.19)	(26.79)	0.02		(27.96)	—	—	—	—	132.57	(17.44)	(17.65)
UltraShort TIPS
Year ended May 31, 2015	26.90	(0.25)	0.11	—		(0.14)	—	—	—	—	26.76	(0.54)	(0.63)
Year ended May 31, 2014	27.60	(0.27)	(0.43)	—	(h)	(0.70)	—	—	—	—	26.90	(2.51)	(2.64)
Year ended May 31, 2013	26.95	(0.23)	0.88	—	(h)	0.65	—	—	—	—	27.60	2.40	1.99
Year ended May 31, 2012	35.17	(0.27)	(7.96)	0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)	—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Year ended May 31, 2015	0.93%	0.93%	(0.89)%	(0.89)%	$3,016,996	—%
Year ended May 31, 2014	0.92	0.92	(0.90)	(0.90)	4,179,158	—
Year ended May 31, 2013(v)	0.93	0.93	(0.82)	(0.82)	3,863,432	—
Year ended May 31, 2012(v)	0.92	0.92	(0.88)	(0.88)	3,174,818	—
Year ended May 31, 2011(v)	0.93	0.93	(0.82)	(0.82)	5,806,617	—
UltraShort TIPS
Year ended May 31, 2015	1.75	0.95	(1.72)	(0.92)	10,704	—
Year ended May 31, 2014	1.69	0.95	(1.68)	(0.94)	12,107	—
Year ended May 31, 2013	2.88	0.95	(2.80)	(0.87)	6,899	—
Year ended May 31, 2012	3.10	0.95	(3.06)	(0.91)	4,042	—
February 9, 2011* through May 31, 2011	3.36	0.95	(3.32)	(0.91)	3,517	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

350 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short 20+ Year Treasury
Year ended May 31, 2015	$62.98	$(0.45)	$(21.69)	$—		$(22.14)	$—	$—	$—	$—	$40.84	(35.15)%	(34.35)%
Year ended May 31, 2014(w)	77.04	(0.78)	(13.31)	0.03		(14.06)	—	—	—	—	62.98	(18.25)	(17.38)
Year ended May 31, 2013(w)	68.12	(0.61)	9.47	0.06		8.92	—	—	—	—	77.04	13.09	13.43
March 27, 2012* through May 31, 2012(w)	100.00	(0.13)	(31.84)	0.09		(31.88)	—	—	—	—	68.12	(31.88)	(32.44)
Ultra S&P500®
Year ended May 31, 2015(dd)	55.70	0.53	11.47	—		12.00	(0.32)	—	—	(0.32)	67.38	21.58	21.64
Year ended May 31, 2014(dd)	39.60	0.24	15.99	—		16.23	(0.13)	—	—	(0.13)	55.70	41.09	40.86
Year ended May 31, 2013(dd)	25.33	0.14	14.29	—		14.43	(0.16)	—	—	(0.16)	39.60	57.15	56.56
Year ended May 31, 2012(dd)	27.49	0.14	(2.16)	—		(2.02)	(0.14)	—	—	(0.14)	25.33	(7.35)	(6.95)
Year ended May 31, 2011(dd)	18.13	0.15	9.38	—	(h)	9.53	(0.17)	—	—	(0.17)	27.49	52.87	52.94

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short 20+ Year Treasury
Year ended May 31, 2015	1.02%	0.95%	(1.01)%	(0.94)%	$105,155	—%
Year ended May 31, 2014(w)	1.02	0.95	(1.02)	(0.95)	111,777	—
Year ended May 31, 2013(w)	1.13	0.95	(1.06)	(0.88)	63,558	—
March 27, 2012* through May 31, 2012(w)	5.49	0.95	(5.39)	(0.85)	5,109	—
Ultra S&P500®
Year ended May 31, 2015(dd)	0.89	0.89	0.86	0.86	1,923,779	31
Year ended May 31, 2014(dd)	0.89	0.89	0.50	0.50	2,389,554	4
Year ended May 31, 2013(dd)	0.90	0.90	0.43	0.43	2,429,261	8
Year ended May 31, 2012(dd)	0.91	0.91	0.57	0.57	1,276,642	3
Year ended May 31, 2011(dd)	0.92	0.92	0.67	0.67	1,661,717	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 351

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Year ended May 31, 2015(dd)	$53.62	$0.04	$23.52		$—	$23.56	$(0.17)	$—	$—	$(0.17)	$77.01	44.02%	44.22%
Year ended May 31, 2014(dd)	34.36	0.08	19.18		—	19.26	—	—	—	—	53.62	56.05	55.78
Year ended May 31, 2013(dd)	24.91	0.11	9.45		—	9.56	(0.11)	—	—	(0.11)	34.36	38.47	38.51
Year ended May 31, 2012(q)(dd)	23.09	(0.09)	1.91		—	1.82	—	—	—	—	24.91	7.87	7.89
Year ended May 31, 2011(q)(dd)	14.45	(0.07)	8.71		—	8.64	—	—	—	—	23.09	59.76	59.98
Ultra Dow30SM
Year ended May 31, 2015(dd)	59.03	0.65	10.10		—	10.75	(0.63)	—	—	(0.63)	69.15	18.30	18.37
Year ended May 31, 2014(dd)	47.54	0.32	11.45		—	11.77	(0.28)	—	—	(0.28)	59.03	24.86	24.66
Year ended May 31, 2013(dd)	31.23	0.15	16.27		—	16.42	(0.11)	—	—	(0.11)	47.54	52.69	52.78
Year ended May 31, 2012(dd)	32.39	0.12	(1.15	)(i)	0.01	(1.02)	(0.14)	—	—	(0.14)	31.23	(3.12)	(3.09)
Year ended May 31, 2011(dd)	20.80	0.12	11.61		0.01	11.74	(0.15)	—	—	(0.15)	32.39	56.67	56.58

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Year ended May 31, 2015(dd)	1.01%	0.95%	—	%(k)	0.06%	$1,028,076	8%
Year ended May 31, 2014(dd)	1.02	0.95	0.11		0.19	723,842	9
Year ended May 31, 2013(dd)	1.03	0.95	0.29		0.37	489,630	11
Year ended May 31, 2012(q)(dd)	1.01	0.95	(0.47)		(0.41)	646,297	6
Year ended May 31, 2011(q)(dd)	1.03	0.95	(0.45)		(0.37)	768,865	23
Ultra Dow30SM
Year ended May 31, 2015(dd)	0.98	0.95	0.97		1.01	318,072	9
Year ended May 31, 2014(dd)	0.99	0.95	0.57		0.61	301,040	15
Year ended May 31, 2013(dd)	1.01	0.95	0.34		0.40	256,699	4
Year ended May 31, 2012(dd)	0.99	0.95	0.37		0.40	206,097	—	(j)
Year ended May 31, 2011(dd)	1.00	0.95	0.43		0.48	340,085	—	(j)

See accompanying notes to the financial statements.

352 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MidCap400
Year ended May 31, 2015	$66.35	$0.15	$14.55	(i)	$—		$14.70	$—	$—	$—	$—	$81.05	22.16%	22.09%
Year ended May 31, 2014(z)	49.62	(0.03)	16.76	(i)	—		16.73	—	—	—	—	66.35	33.70	33.71
Year ended May 31, 2013(z)	30.62	(0.03)	19.05		—		19.02	(0.02)	—	—	(0.02)	49.62	62.17	62.04
Year ended May 31, 2012(z)	38.37	(0.07)	(7.69)		0.01		(7.75)	—	—	—	—	30.62	(20.20)	(20.35)
Year ended May 31, 2011(z)	22.77	(0.05)	15.66		—	(h)	15.61	(0.01)	—	—	(0.01)	38.37	68.51	68.78
Ultra Russell2000
Year ended May 31, 2015	80.48	0.13	15.96	(i)	—		16.09	(0.12)	—	—	(0.12)	96.45	20.00	19.79
Year ended May 31, 2014	61.02	(0.10)	19.56		—		19.46	—	—	—	—	80.48	31.90	32.11
Year ended May 31, 2013	36.77	(0.13)	24.38		—		24.25	—	—	—	—	61.02	65.98	66.27
Year ended May 31, 2012	49.69	(0.04)	(12.88)		0.01		(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)
Year ended May 31, 2011	31.27	(0.06)	18.49		—	(h)	18.43	(0.01)	—	—	(0.01)	49.69	58.90	58.99

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Year ended May 31, 2015	0.96%	0.95%	0.20%	0.21%	$143,864	56%
Year ended May 31, 2014(z)	0.95	0.95	(0.05)	(0.05)	159,236	358
Year ended May 31, 2013(z)	0.95	0.95	(0.07)	(0.07)	104,212	45
Year ended May 31, 2012(z)	1.00	0.95	(0.27)	(0.22)	78,077	143
Year ended May 31, 2011(z)	1.07	0.95	(0.30)	(0.17)	166,912	12
Ultra Russell2000
Year ended May 31, 2015	1.09	0.95	0.01	0.14	207,359	179
Year ended May 31, 2014	1.06	0.95	(0.24)	(0.13)	211,267	266
Year ended May 31, 2013	1.06	0.95	(0.37)	(0.26)	146,454	164
Year ended May 31, 2012	1.22	0.95	(0.37)	(0.09)	154,414	29
Year ended May 31, 2011	1.16	0.95	(0.37)	(0.16)	272,027	43

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 353

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra SmallCap600
Year ended May 31, 2015(dd)	$50.67	$0.03	$9.30	$—		$9.33	$—	$—	$—	$—	$60.00	18.40%	18.93%
Year ended May 31, 2014(dd)	36.61	(0.19)	14.25	—		14.06	—	—	—	—	50.67	38.43	37.53
Year ended May 31, 2013(dd)	22.23	(0.08)	14.46	—		14.38	—	—	—	—	36.61	64.73	65.70
Year ended May 31, 2012(dd)	27.22	(0.02)	(4.96)	—	(h)	(4.98)	(0.01)	—	—	(0.01)	22.23	(18.33)	(18.47)
Year ended May 31, 2011(dd)	17.17	(0.02)	10.08	—	(h)	10.06	(0.01)	—	—	(0.01)	27.22	58.61	58.34
UltraPro S&P500®
Year ended May 31, 2015(dd)	54.18	0.29	16.59	—		16.88	(0.21)	—	—	(0.21)	70.85	31.19	31.31
Year ended May 31, 2014(x)(dd)	32.91	0.07	21.23	—		21.30	(0.03)	—	—	(0.03)	54.18	64.77	64.26
Year ended May 31, 2013(x)(dd)	17.11	0.03	15.78	—		15.81	(0.01)	—	—	(0.01)	32.91	92.52	92.88
Year ended May 31, 2012(x)(dd)	20.83	0.03	(3.75)	0.01		(3.71)	(0.01)	—	—	(0.01)	17.11	(17.80)	(17.78)
Year ended May 31, 2011(o)(x)(dd)	11.42	0.01	9.42	0.01		9.44	(0.03)	—	—	(0.03)	20.83	82.78	83.01

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Year ended May 31, 2015(dd)	1.44%	0.95%	(0.44)%	0.05%	$20,999	17%
Year ended May 31, 2014(dd)	1.79	0.95	(1.26)	(0.42)	22,803	16
Year ended May 31, 2013(dd)	1.58	0.95	(0.91)	(0.28)	27,454	39
Year ended May 31, 2012(dd)	1.27	0.95	(0.42)	(0.10)	23,337	13
Year ended May 31, 2011(dd)	1.32	0.95	(0.47)	(0.10)	49,000	12
UltraPro S&P500®
Year ended May 31, 2015(dd)	0.95	0.95	0.46	0.46	800,588	6
Year ended May 31, 2014(x)(dd)	0.95	0.95	0.17	0.17	568,904	38
Year ended May 31, 2013(x)(dd)	0.99	0.95	0.08	0.11	355,479	73
Year ended May 31, 2012(x)(dd)	1.00	0.95	0.17	0.22	273,721	90
Year ended May 31, 2011(o)(x)(dd)	1.03	0.95	0.01	0.10	270,748	70

See accompanying notes to the financial statements.

354 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro QQQ®
Year ended May 31, 2015	$68.40	$(0.13)	$46.79		$—	$46.66	$(0.04)	$—	$—	$(0.04)	$115.02	68.23%	68.63%
Year ended May 31, 2014(z)	35.99	0.14	32.27		—	32.41	—	—	—	—	68.40	90.05	89.36
Year ended May 31, 2013(z)	22.76	(0.07)	13.30		—	13.23	—	—	—	—	35.99	58.15	58.48
Year ended May 31, 2012(q)(z)	22.06	(0.07)	0.76		0.01	0.70	—	—	—	—	22.76	3.18	3.00
Year ended May 31, 2011(n)(q)(z)	11.36	(0.06)	10.75		0.01	10.70	—	—	—	—	22.06	94.21	94.24
UltraPro Dow30SM
Year ended May 31, 2015(dd)	58.26	0.41	14.57		—	14.98	(0.26)	—	—	(0.26)	72.98	25.77	25.92
Year ended May 31, 2014(dd)	42.68	0.31	15.51		—	15.82	(0.24)	—	—	(0.24)	58.26	37.17	37.57
Year ended May 31, 2013(dd)	23.02	0.08	19.63		—	19.71	(0.05)	—	—	(0.05)	42.68	85.66	85.05
Year ended May 31, 2012(r)(dd)	25.83	0.10	(2.80	)(i)	—	(2.70)	(0.11)	—	—	(0.11)	23.02	(10.46)	(10.36)
Year ended May 31, 2011(r)(dd)	13.58	0.09	12.22		0.01	12.32	(0.07)	—	—	(0.07)	25.83	90.95	90.97

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro QQQ®
Year ended May 31, 2015	1.01%	0.95%	(0.20)%	(0.14)%	$1,035,208	9%
Year ended May 31, 2014(z)	1.04	0.95	0.17	0.26	584,860	11
Year ended May 31, 2013(z)	1.06	0.95	(0.37)	(0.26)	212,363	65
Year ended May 31, 2012(q)(z)	1.08	0.95	(0.49)	(0.36)	193,446	21
Year ended May 31, 2011(n)(q)(z)	1.15	0.95	(0.58)	(0.38)	132,342	31
UltraPro Dow30SM
Year ended May 31, 2015(dd)	1.03	0.95	0.53	0.61	109,474	24
Year ended May 31, 2014(dd)	1.07	0.95	0.51	0.63	116,521	7
Year ended May 31, 2013(dd)	1.19	0.95	0.04	0.28	68,294	4
Year ended May 31, 2012(r)(dd)	1.12	0.95	0.30	0.47	43,743	29
Year ended May 31, 2011(r)(dd)	1.32	0.95	0.06	0.43	46,495	—	(j)

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 355

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro MidCap400
Year ended May 31, 2015(dd)	$49.74	$0.06	$16.13	$—		$16.19	$(0.06)	$—	$—	$(0.06)	$65.87	32.55%	32.42%
Year ended May 31, 2014(x)(dd)	32.66	0.01	17.07	—		17.08	—	—	—	—	49.74	52.31	52.28
Year ended May 31, 2013(x)(dd)	16.25	(0.06)	16.47	—		16.41	—	—	—	—	32.66	101.00	101.22
Year ended May 31, 2012(x)(dd)	25.79	(0.07)	(9.47)	—	(h)	(9.54)	—	—	—	—	16.25	(36.99)	(37.05)
Year ended May 31, 2011(n)(x)(dd)	12.39	(0.04)	13.45	—	(h)	13.41	—	—	(0.01)	(0.01)	25.79	108.32	107.99
UltraPro Russell2000
Year ended May 31, 2015	80.13	(0.07)	22.16	—		22.09	—	—	—	—	102.22	27.55	27.25
Year ended May 31, 2014(x)	54.64	(0.23)	25.72	—		25.49	—	—	—	—	80.13	46.67	46.68
Year ended May 31, 2013(x)	26.38	(0.13)	28.40	—		28.27	(0.01)	—	—	(0.01)	54.64	107.19	107.94
Year ended May 31, 2012(x)	48.71	(0.03)	(22.31)	0.01		(22.33)	— (h)	—	—	— (h)	26.38	(45.84)	(46.07)
Year ended May 31, 2011(n)(x)	26.10	(0.11)	22.71	0.01		22.61	—	—	—	—	48.71	86.57	86.53

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro MidCap400
Year ended May 31, 2015(dd)	1.16%	0.95%	(0.10)%	0.11%	$49,403	17%
Year ended May 31, 2014(x)(dd)	1.43	0.95	(0.45)	0.02	44,770	11
Year ended May 31, 2013(x)(dd)	1.43	0.95	(0.74)	(0.26)	26,129	45
Year ended May 31, 2012(x)(dd)	1.40	0.95	(0.89)	(0.45)	22,748	115
Year ended May 31, 2011(n)(x)(dd)	1.27	0.95	(0.54)	(0.22)	46,415	35
UltraPro Russell2000
Year ended May 31, 2015	1.24	0.95	(0.37)	(0.08)	107,327	38
Year ended May 31, 2014(x)	1.27	0.95	(0.62)	(0.30)	188,317	62
Year ended May 31, 2013(x)	1.35	0.95	(0.75)	(0.35)	114,747	27
Year ended May 31, 2012(x)	1.39	0.95	(0.53)	(0.09)	84,407	93
Year ended May 31, 2011(n)(x)	1.54	0.95	(0.89)	(0.30)	73,060	116

See accompanying notes to the financial statements.

356 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Year ended May 31, 2015	$54.10	$0.29	$(2.35)	$—		$(2.06)	$(0.23)	$—	$—	$(0.23)	$51.81	(3.81)%	(3.60)%
Year ended May 31, 2014	39.31	0.22	16.59	—		16.81	(0.23)	(1.79)	—	(2.02)	54.10	43.91	43.65
Year ended May 31, 2013	30.02	0.32	9.16	—		9.48	(0.19)	—	—	(0.19)	39.31	31.63	31.84
Year ended May 31, 2012	54.30	0.13	(24.36)	—	(h)	(24.23)	(0.05)	—	—	(0.05)	30.02	(44.65)	(44.72)
Year ended May 31, 2011	29.38	(0.11)	25.05	0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40
Ultra Nasdaq Biotechnology
Year ended May 31, 2015(dd)	40.37	(0.47)	48.72	—		48.25	—	—	—	—	88.62	119.54	119.46
Year ended May 31, 2014(z)(dd)	24.35	(0.27)	16.29	—		16.02	—	—	—	—	40.37	65.81	65.58
Year ended May 31, 2013(u)(z)(dd)	11.89	(0.11)	12.57	—		12.46	—	—	—	—	24.35	104.80	104.41
Year ended May 31, 2012(u)(z)(dd)	10.11	(0.07)	1.85 (i)	—	(h)	1.78	—	—	—	—	11.89	17.59	17.84
Year ended May 31, 2011(u)(z)(dd)	5.75	(0.03)	4.40	—	(h)	4.37	—	—	(0.01)	(0.01)	10.11	76.12	74.60

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Year ended May 31, 2015	1.09%	0.95%	0.41%	0.55%	$76,413	9%
Year ended May 31, 2014	1.07	0.95	0.38	0.50	117,660	100
Year ended May 31, 2013	1.04	0.95	0.82	0.91	123,811	13
Year ended May 31, 2012	1.00	0.95	0.29	0.34	157,581	28
Year ended May 31, 2011	1.00	0.95	(0.31)	(0.26)	350,206	6
Ultra Nasdaq Biotechnology
Year ended May 31, 2015(dd)	1.04	0.95	(0.81)	(0.72)	979,243	41
Year ended May 31, 2014(z)(dd)	1.08	0.95	(0.88)	(0.75)	331,007	26
Year ended May 31, 2013(u)(z)(dd)	1.32	0.95	(1.01)	(0.65)	111,992	13
Year ended May 31, 2012(u)(z)(dd)	1.66	0.95	(1.43)	(0.72)	23,776	39
Year ended May 31, 2011(u)(z)(dd)	1.92	0.95	(1.39)	(0.42)	20,220	8

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 357

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Goods
Year ended May 31, 2015	$85.15	$0.87	$14.41	$—	$15.28	$(0.59)	$—	$—	$(0.59)	$99.84	18.00%	18.88%
Year ended May 31, 2014(x)	65.14	0.51	20.00	—	20.51	(0.50)	—	—	(0.50)	85.15	31.64	31.15
Year ended May 31, 2013(x)	42.69	0.34	22.37	—	22.71	(0.26)	—	—	(0.26)	65.14	53.43	52.91
Year ended May 31, 2012(x)	41.64	0.22	0.94	—	1.16	(0.11)	—	—	(0.11)	42.69	2.78	3.65
Year ended May 31, 2011(x)	25.21	0.22	16.41	0.01	16.64	(0.21)	—	—	(0.21)	41.64	66.45	65.87
Ultra Consumer Services
Year ended May 31, 2015	77.00	0.16	29.62	—	29.78	(0.19)	—	—	(0.19)	106.59	38.70	40.95
Year ended May 31, 2014(x)	54.44	0.07	22.54	—	22.61	(0.05)	—	—	(0.05)	77.00	41.55	39.21
Year ended May 31, 2013(x)	32.04	0.14	22.43	—	22.57	(0.17)	—	—	(0.17)	54.44	70.57	71.68
Year ended May 31, 2012(x)	29.03	(0.07)	3.08	—	3.01	—	—	—	—	32.04	10.37	10.92
Year ended May 31, 2011(x)	19.01	(0.04)	10.08	—	10.04	(0.02)	—	—	(0.02)	29.03	52.83	51.70

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Goods
Year ended May 31, 2015	1.55%	0.95%	0.34%	0.94%	$19,968	34%
Year ended May 31, 2014(x)	2.01	0.95	(0.36)	0.70	19,159	8
Year ended May 31, 2013(x)	1.76	0.95	(0.16)	0.65	19,543	36
Year ended May 31, 2012(x)	1.97	0.95	(0.46)	0.56	12,806	3
Year ended May 31, 2011(x)	1.63	0.95	0.03	0.71	18,738	6
Ultra Consumer Services
Year ended May 31, 2015	1.40	0.95	(0.27)	0.18	37,308	54
Year ended May 31, 2014(x)	1.57	0.95	(0.52)	0.10	23,101	3
Year ended May 31, 2013(x)	1.99	0.95	(0.70)	0.34	24,500	20
Year ended May 31, 2012(x)	2.37	0.95	(1.68)	(0.26)	9,613	163
Year ended May 31, 2011(x)	1.96	0.95	(1.18)	(0.17)	13,065	4
See accompanying notes to the financial statements.

358 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Year ended May 31, 2015(dd)	$60.69	$0.43	$14.04	$—		$14.47	$(0.41)	$—	$—	$(0.41)	$74.75	23.89%	23.98%
Year ended May 31, 2014(dd)	48.11	0.26	12.57	—		12.83	(0.25)	—	—	(0.25)	60.69	26.73	26.68
Year ended May 31, 2013(dd)	25.58	0.22	22.53	—		22.75	(0.22)	—	—	(0.22)	48.11	89.38	89.35
Year ended May 31, 2012(dd)	33.61	0.14	(8.04)	—	(h)	(7.90)	(0.13)	—	—	(0.13)	25.58	(23.49)	(23.49)
Year ended May 31, 2011(dd)	28.61	0.03	4.99	—	(h)	5.02	(0.02)	—	—	(0.02)	33.61	17.56	17.42
Ultra Gold Miners
February 12, 2015* through May 31, 2015	20.00	(0.05)	(3.49)	—		(3.54)	—	—	—	—	16.46	(17.68)	(17.90)
Ultra Junior Miners
February 12, 2015* through May 31, 2015	20.00	(0.05)	(2.34)	—		(2.39)	—	—	—	—	17.61	(11.94)	(11.95)
Ultra Health Care
Year ended May 31, 2015(dd)	46.63	0.09	27.94	—		28.03	(0.12)	—	—	(0.12)	74.54	60.18	61.20
Year ended May 31, 2014(x)(dd)	30.68	0.08	15.97	—		16.05	(0.10)	—	—	(0.10)	46.63	52.43	52.08
Year ended May 31, 2013(x)(dd)	16.91	0.12	13.76	—		13.88	(0.11)	—	—	(0.11)	30.68	82.39	81.10
Year ended May 31, 2012(x)(dd)	17.16	0.10	(0.24)	—		(0.14)	(0.11)	—	—	(0.11)	16.91	(0.76)	(0.01)
Year ended May 31, 2011(x)(dd)	10.80	0.10	6.37	—		6.47	(0.11)	—	—	(0.11)	17.16	60.20	58.70

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Year ended May 31, 2015(dd)	0.96%	0.95%	0.61%	0.62%	$823,692	7%
Year ended May 31, 2014(dd)	0.97	0.95	0.47	0.48	805,284	3
Year ended May 31, 2013(dd)	0.97	0.95	0.63	0.65	789,907	11
Year ended May 31, 2012(dd)	0.96	0.95	0.53	0.54	711,696	26
Year ended May 31, 2011(dd)	0.95	0.95	0.09	0.09	1,192,045	8
Ultra Gold Miners
February 12, 2015* through May 31, 2015	4.40	0.95	(4.39)	(0.94)	1,646	18
Ultra Junior Miners
February 12, 2015* through May 31, 2015	4.23	0.95	(4.22)	(0.94)	2,642	50
Ultra Health Care
Year ended May 31, 2015(dd)	1.03	0.95	0.06	0.14	231,069	22
Year ended May 31, 2014(x)(dd)	1.11	0.95	0.06	0.22	97,928	7
Year ended May 31, 2013(x)(dd)	1.18	0.95	0.30	0.53	73,641	5
Year ended May 31, 2012(x)(dd)	1.24	0.95	0.38	0.67	35,507	3
Year ended May 31, 2011(x)(dd)	1.26	0.95	0.53	0.83	51,469	6

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 359

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Industrials
Year ended May 31, 2015	$107.43	$0.71	$10.98	$—		$11.69	$(0.49)	$—	$—	$(0.49)	$118.63	10.90%	10.89%
Year ended May 31, 2014	72.89	0.34	34.41	—		34.75	(0.21)	—	—	(0.21)	107.43	47.71	46.54
Year ended May 31, 2013	44.27	0.15	28.59	—		28.74	(0.12)	—	—	(0.12)	72.89	65.01	66.00
Year ended May 31, 2012	54.37	0.15	(10.12)	—	(h)	(9.97)	(0.13)	—	—	(0.13)	44.27	(18.34)	(18.28)
Year ended May 31, 2011	33.39	0.23	20.85	0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71
Ultra Oil & Gas
Year ended May 31, 2015	79.94	0.71	(28.06)	—		(27.35)	(0.55)	—	—	(0.55)	52.04	(34.31)	(33.64)
Year ended May 31, 2014	56.94	0.32	22.94	—		23.26	(0.26)	—	—	(0.26)	79.94	40.97	39.51
Year ended May 31, 2013	36.87	0.31	19.98	—		20.29	(0.22)	—	—	(0.22)	56.94	55.12	55.23
Year ended May 31, 2012	57.45	0.07	(20.60)	—	(h)	(20.53)	(0.05)	—	—	(0.05)	36.87	(35.77)	(35.73)
Year ended May 31, 2011	28.68	0.10	28.87	0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Industrials
Year ended May 31, 2015	1.32%	0.95%	0.26%	0.64%	$35,589	23%
Year ended May 31, 2014	1.47	0.95	(0.15)	0.37	32,230	27
Year ended May 31, 2013	1.62	0.95	(0.39)	0.28	21,867	141
Year ended May 31, 2012	1.39	0.95	(0.10)	0.35	19,921	9
Year ended May 31, 2011	1.31	0.95	0.17	0.54	53,015	40
Ultra Oil & Gas
Year ended May 31, 2015	1.06	0.95	1.04	1.14	165,228	15
Year ended May 31, 2014	1.05	0.95	0.40	0.50	149,880	29
Year ended May 31, 2013	1.03	0.95	0.58	0.66	145,196	45
Year ended May 31, 2012	1.00	0.95	0.10	0.15	226,724	23
Year ended May 31, 2011	1.00	0.95	0.19	0.24	383,500	7

See accompanying notes to the financial statements.

360 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Real Estate
Year ended May 31, 2015	$88.73	$1.14	$12.75	$—		$13.89	$(0.98)	$—	$—	$(0.98)	$101.64	15.69%	15.70%
Year ended May 31, 2014	78.54	1.10	10.11	—		11.21	(1.02)	—	—	(1.02)	88.73	14.58	14.42
Year ended May 31, 2013	59.34	0.63	18.95	—		19.58	(0.38)	—	—	(0.38)	78.54	33.08	33.36
Year ended May 31, 2012	63.84	0.57	(4.30)	—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)
Year ended May 31, 2011	39.93	0.39	23.92	0.01		24.32	(0.41)	—	—	(0.41)	63.84	61.34	61.71
Ultra S&P Regional Banking
Year ended May 31, 2015	78.17	0.99	19.90	—		20.89	(0.51)	—	—	(0.51)	98.55	26.78	26.67
Year ended May 31, 2014	58.32	0.59	19.76	—		20.35	(0.50)	—	—	(0.50)	78.17	34.92	38.34
Year ended May 31, 2013	42.72	0.46	15.68	—		16.14	(0.54)	—	—	(0.54)	58.32	38.12	37.71
Year ended May 31, 2012	47.12	0.24	(4.44)	0.01		(4.19)	(0.20)	—	(0.01)	(0.21)	42.72	(8.84)	(9.35)
Year ended May 31, 2011	47.13	0.18	0.01	0.02		0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Year ended May 31, 2015	1.00%	0.95%	1.09%	1.13%	$252,012	14%
Year ended May 31, 2014	1.00	0.95	1.44	1.49	308,713	84
Year ended May 31, 2013	0.99	0.95	0.83	0.87	367,516	48
Year ended May 31, 2012	0.97	0.95	1.03	1.06	326,653	11
Year ended May 31, 2011	0.98	0.95	0.77	0.80	562,072	11
Ultra S&P Regional Banking
Year ended May 31, 2015	2.43	0.95	(0.33)	1.14	9,855	77
Year ended May 31, 2014	1.69	0.95	(0.02)	0.72	11,725	23
Year ended May 31, 2013	4.32	0.95	(2.41)	0.96	2,916	62
Year ended May 31, 2012	4.26	0.95	(2.72)	0.59	4,272	49
Year ended May 31, 2011	1.85	0.95	(0.49)	0.41	4,712	29

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 361

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Semiconductors
Year ended May 31, 2015	$64.83	$0.57	$38.66	$—		$39.23	$(0.82)	$—	$—	$(0.82)	$103.24	60.68%	61.09%
Year ended May 31, 2014	42.34	0.32	22.56	—		22.88	(0.39)	—	—	(0.39)	64.83	54.33	53.24
Year ended May 31, 2013	33.55	0.26	8.76	—		9.02	(0.23)	—	—	(0.23)	42.34	27.07	27.26
Year ended May 31, 2012	45.20	0.05	(11.61)	—	(h)	(11.56)	(0.09)	—	—	(0.09)	33.55	(25.62)	(25.40)
Year ended May 31, 2011	31.90	(0.05)	13.39	0.01		13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84
Ultra Technology
Year ended May 31, 2015(dd)	62.06	0.14	21.35	—		21.49	(0.18)	—	—	(0.18)	83.37	34.66	34.51
Year ended May 31, 2014(dd)	41.29	0.09	20.72	—		20.81	(0.04)	—	—	(0.04)	62.06	50.41	50.34
Year ended May 31, 2013(dd)	34.65	0.03	6.62	—		6.65	(0.01)	—	—	(0.01)	41.29	19.20	19.27
Year ended May 31, 2012(dd)	34.03	(0.11)	0.73	—	(h)	0.62	—	—	—	—	34.65	1.81	1.76
Year ended May 31, 2011(dd)	23.83	(0.09)	10.29	—	(h)	10.20	—	—	—	—	34.03	42.82	43.12

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Semiconductors
Year ended May 31, 2015	1.26%	0.95%	0.35%	0.67%	$38,713	50%
Year ended May 31, 2014	1.36	0.95	0.25	0.65	29,174	31
Year ended May 31, 2013	1.29	0.95	0.42	0.76	34,927	47
Year ended May 31, 2012	1.20	0.95	(0.10)	0.15	32,711	16
Year ended May 31, 2011	1.13	0.95	(0.31)	(0.13)	54,239	5
Ultra Technology
Year ended May 31, 2015(dd)	1.04	0.95	0.10	0.19	166,731	14
Year ended May 31, 2014(dd)	1.07	0.95	0.07	0.18	148,937	44
Year ended May 31, 2013(dd)	1.12	0.95	(0.08)	0.08	123,865	65
Year ended May 31, 2012(dd)	1.09	0.95	(0.48)	(0.34)	83,159	4
Year ended May 31, 2011(dd)	1.06	0.95	(0.42)	(0.30)	127,624	6

See accompanying notes to the financial statements.

362 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Telecommunications
Year ended May 31, 2015	$92.56	$1.14	$(0.02)	$—	$1.12	$(0.96)	$—	$—	$(0.96)	$92.72	1.19%	4.28%
Year ended May 31, 2014	69.07	0.82	23.51	—	24.33	(0.84)	—	—	(0.84)	92.56	35.51	28.00
Year ended May 31, 2013	44.32	0.31	24.64	—	24.95	(0.18)	—	(0.02)	(0.20)	69.07	56.40	59.22
Year ended May 31, 2012	65.87	0.22	(21.61)	0.01	(21.38)	(0.17)	—	—	(0.17)	44.32	(32.48)	(32.46)
Year ended May 31, 2011	37.63	0.29	28.53	0.01	28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84
Ultra Utilities
Year ended May 31, 2015	86.89	1.90	7.82 (i)	—	9.72	(2.09)	—	—	(2.09)	94.52	11.22	12.38
Year ended May 31, 2014	65.28	1.67	21.39	—	23.06	(1.45)	—	—	(1.45)	86.89	35.94	33.73
Year ended May 31, 2013	54.85	1.06	10.54	—	11.60	(1.17)	—	—	(1.17)	65.28	21.38	22.05
Year ended May 31, 2012	49.56	0.94	5.22	0.01	6.17	(0.88)	—	—	(0.88)	54.85	12.61	13.45
Year ended May 31, 2011	33.90	1.03	15.74	0.01	16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07
UltraPro Financials
Year ended May 31, 2015	64.74	0.29	22.13	—	22.42	(0.29)	—	—	(0.29)	86.87	34.67	35.99
Year ended May 31, 2014(z)	46.72	0.35	17.84	—	18.19	(0.17)	—	—	(0.17)	64.74	38.96	35.79
July 10, 2012* through May 31, 2013(z)	20.00	0.02	26.74	—	26.76	(0.04)	—	—	(0.04)	46.72	133.94	137.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Year ended May 31, 2015	2.78%	0.95%	(0.60)%	1.23%	$6,954	158%
Year ended May 31, 2014	2.96	0.95	(1.01)	1.00	6,942	56
Year ended May 31, 2013	3.72	0.95	(2.24)	0.52	5,180	27
Year ended May 31, 2012	4.17	0.95	(2.77)	0.45	3,324	178
Year ended May 31, 2011	2.76	0.95	(1.22)	0.59	9,881	26
Ultra Utilities
Year ended May 31, 2015	1.33	0.95	1.61	1.99	33,081	7
Year ended May 31, 2014	1.74	0.95	1.47	2.26	32,585	5
Year ended May 31, 2013	1.65	0.95	1.03	1.74	14,688	4
Year ended May 31, 2012	1.70	0.95	1.09	1.84	16,454	4
Year ended May 31, 2011	1.61	0.95	1.85	2.51	14,868	5
UltraPro Financials
Year ended May 31, 2015	2.01	0.95	(0.68)	0.38	13,030	18
Year ended May 31, 2014(z)	1.49	0.95	0.07	0.61	29,135	15
July 10, 2012* through May 31, 2013(z)	3.00	0.95	(1.98)	0.07	9,343	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 363

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI EAFE
Year ended May 31, 2015	$118.73	$(1.02)	$(4.94)	$—		$(5.96)	$—	$—	$—	$—	$112.77	(5.02)%	(2.72)%
Year ended May 31, 2014	87.25	(1.00)	32.42	0.06		31.48	—	—	—	—	118.73	36.09	31.08
Year ended May 31, 2013	53.57	(0.66)	34.33	0.01		33.68	—	—	—	—	87.25	62.86	71.65
Year ended May 31, 2012	94.73	(0.62)	(40.54)	—		(41.16)	—	—	—	—	53.57	(43.45)	(43.23)
Year ended May 31, 2011	57.99	(0.66)	37.41	0.01		36.76	(0.02)	—	—	(0.02)	94.73	63.33	58.53
Ultra MSCI Emerging Markets
Year ended May 31, 2015	77.41	(0.71)	(3.99)	—	(h)	(4.70)	—	—	—	—	72.71	(6.07)	(6.17)
Year ended May 31, 2014	73.02	(0.66)	5.04	0.01		4.39	—	—	—	—	77.41	6.01	6.37
Year ended May 31, 2013	61.33	(0.66)	12.34	0.01		11.69	—	—	—	—	73.02	19.06	18.59
Year ended May 31, 2012	110.95	(0.62)	(49.00)	—		(49.62)	—	—	—	—	61.33	(44.72)	(44.37)
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02		38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Year ended May 31, 2015	1.23%	0.95%	(1.21)%	(0.93)%	$16,915	—%
Year ended May 31, 2014	1.47	0.95	(1.46)	(0.94)	47,493	—
Year ended May 31, 2013	1.88	0.95	(1.82)	(0.88)	8,725	—
Year ended May 31, 2012	2.09	0.95	(2.06)	(0.91)	8,036	—
Year ended May 31, 2011	2.42	0.95	(2.31)	(0.85)	9,474	—
Ultra MSCI Emerging Markets
Year ended May 31, 2015	1.20	0.95	(1.17)	(0.92)	47,259	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.94)	42,575	—
Year ended May 31, 2013	1.18	0.95	(1.10)	(0.87)	36,511	—
Year ended May 31, 2012	1.33	0.95	(1.17)	(0.79)	21,465	—	(j)
Year ended May 31, 2011	1.33	0.95	(0.79)	(0.41)	33,284	163

See accompanying notes to the financial statements.

364 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE Europe
Year ended May 31, 2015	$56.07	$(0.46)	$(5.47)	$0.02		$(5.91)	$—	$—	$—	$—	$50.16	(10.53)%	(10.87)%
Year ended May 31, 2014	37.32	(0.45)	19.16	0.04		18.75	—	—	—	—	56.07	50.25	50.35
Year ended May 31, 2013	21.30	(0.29)	16.30	0.01		16.02	—	—	—	—	37.32	75.17	75.23
Year ended May 31, 2012	42.37	(0.26)	(20.81)	—		(21.07)	—	—	—	—	21.30	(49.72)	(48.89)
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2015	44.19	(0.39)	(4.57)	—		(4.96)	—	—	—	—	39.23	(11.22)	(7.22)
Year ended May 31, 2014	36.11	(0.36)	8.11	0.33		8.08	—	—	—	—	44.19	22.37	15.95
Year ended May 31, 2013	24.27	(0.33)	12.16	0.01		11.84	—	—	—	—	36.11	48.80	56.64
Year ended May 31, 2012	39.99	(0.28)	(15.45)	0.01		(15.72)	—	—	—	—	24.27	(39.32)	(39.55)
Year ended May 31, 2011	22.09	(0.29)	18.19	—		17.90	—	—	—	—	39.99	81.03	75.04

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Year ended May 31, 2015	1.25%	0.95%	(1.24)%	(0.93)%	$42,639	—%
Year ended May 31, 2014	1.34	0.95	(1.34)	(0.95)	28,035	—
Year ended May 31, 2013	2.39	0.95	(2.33)	(0.89)	9,330	—
Year ended May 31, 2012	4.98	0.95	(4.95)	(0.92)	2,130	—
Year ended May 31, 2011	3.05	0.95	(2.95)	(0.86)	4,237	—
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2015	5.13	0.95	(5.12)	(0.94)	1,961	—
Year ended May 31, 2014	5.98	0.95	(5.98)	(0.95)	2,209	—
Year ended May 31, 2013	5.03	0.95	(4.97)	(0.89)	1,805	—
Year ended May 31, 2012	4.71	0.95	(4.68)	(0.92)	1,213	—
Year ended May 31, 2011	3.06	0.95	(2.97)	(0.87)	3,999	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 365

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Brazil Capped
Year ended May 31, 2015	$47.38	$(0.31)	$(25.84)		$—		$(26.15)	$—	$—	$—	$—	$21.23	(55.19)%	(56.87)%
Year ended May 31, 2014	57.09	(0.42)	(9.30)		0.01		(9.71)	—	—	—	—	47.38	(17.00)	(13.81)
Year ended May 31, 2013(v)	59.56	(0.57)	(1.91	)(i)	0.01		(2.47)	—	—	—	—	57.09	(4.16)	(4.57)
Year ended May 31, 2012(v)	134.88	(0.84)	(74.48)		—	(h)	(75.32)	—	—	—	—	59.56	(55.84)	(55.58)
Year ended May 31, 2011(v)	101.54	(1.14)	34.44		0.04		33.34	—	—	—	—	134.88	32.86	41.06
Ultra FTSE China 50
Year ended May 31, 2015	52.45	(0.65)	40.72		0.01		40.08	—	—	—	—	92.53	76.43	77.23
Year ended May 31, 2014	49.01	(0.47)	3.91		—	(h)	3.44	—	—	—	—	52.45	7.03	6.76
Year ended May 31, 2013	41.13	(0.44)	8.32		—	(h)	7.88	—	—	—	—	49.01	19.16	18.81
Year ended May 31, 2012	80.35	(0.49)	(38.74)		0.01		(39.22)	—	—	—	—	41.13	(48.82)	(48.59)
Year ended May 31, 2011	60.37	(0.62)	20.57		0.03		19.98	—	—	—	—	80.35	33.10	32.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Brazil Capped
Year ended May 31, 2015	2.03%	0.95%	(2.00)%	(0.92)%	$7,430	—%
Year ended May 31, 2014	2.30	0.95	(2.29)	(0.94)	7,105	—
Year ended May 31, 2013(v)	1.87	0.95	(1.78)	(0.86)	8,560	—
Year ended May 31, 2012(v)	1.72	0.95	(1.68)	(0.91)	8,935	—
Year ended May 31, 2011(v)	1.70	0.95	(1.62)	(0.86)	16,860	—
Ultra FTSE China 50
Year ended May 31, 2015	1.16	0.95	(1.13)	(0.92)	74,026	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.93)	41,960	—
Year ended May 31, 2013	1.22	0.95	(1.13)	(0.86)	39,205	—
Year ended May 31, 2012	1.22	0.95	(1.18)	(0.91)	24,676	—
Year ended May 31, 2011	1.27	0.95	(1.18)	(0.86)	44,195	—

See accompanying notes to the financial statements.

366 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Japan
Year ended May 31, 2015	$81.40	$(0.81)	$21.84	$—	$21.03	$—	$—	$—	$—	$102.43	25.84%	26.03%
Year ended May 31, 2014	73.36	(0.76)	8.74	0.06	8.04	—	—	—	—	81.40	10.96	10.41
Year ended May 31, 2013	49.29	(0.56)	24.60	0.03	24.07	—	—	—	—	73.36	48.83	50.13
Year ended May 31, 2012	67.20	(0.55)	(17.37)	0.01	(17.91)	—	—	—	—	49.29	(26.65)	(27.37)
Year ended May 31, 2011	59.20	(0.60)	8.54	0.06	8.00	—	—	—	—	67.20	13.51	13.04
Ultra MSCI Mexico Capped IMI
Year ended May 31, 2015	42.06	(0.36)	(9.27)	—	(9.63)	—	—	—	—	32.43	(22.90)	(25.15)
Year ended May 31, 2014	45.46	(0.38)	(3.03)	0.01	(3.40)	—	—	—	—	42.06	(7.48)	(1.66)
Year ended May 31, 2013	29.27	(0.42)	16.61	—	16.19	—	—	—	—	45.46	55.30	44.40
Year ended May 31, 2012	41.50	(0.31)	(11.92)	—	(12.23)	—	—	—	—	29.27	(29.48)	(26.21)
Year ended May 31, 2011	26.65	(0.28)	15.12	0.01	14.85	—	—	—	—	41.50	55.72	58.83

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Year ended May 31, 2015	1.27%	0.95%	(1.25)%	(0.93)%	$25,607	—%
Year ended May 31, 2014	1.22	0.95	(1.20)	(0.93)	28,489	—
Year ended May 31, 2013	1.52	0.95	(1.47)	(0.90)	44,016	—
Year ended May 31, 2012	1.36	0.95	(1.33)	(0.92)	17,252	—
Year ended May 31, 2011	1.87	0.95	(1.81)	(0.88)	43,679	—
Ultra MSCI Mexico Capped IMI
Year ended May 31, 2015	2.50	0.95	(2.46)	(0.92)	4,864	—
Year ended May 31, 2014	3.13	0.95	(3.13)	(0.95)	6,308	—
Year ended May 31, 2013	4.37	0.95	(4.32)	(0.90)	4,546	—
Year ended May 31, 2012	7.68	0.95	(7.66)	(0.92)	1,463	—
Year ended May 31, 2011	4.03	0.95	(3.93)	(0.85)	2,075	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 367

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 7-10 Year Treasury
Year ended May 31, 2015	$54.34	$0.42		$4.27 (i)	$0.08	$4.77	$(2.10)	$—	$—	$(2.10)	$57.01	9.07%	8.95%
Year ended May 31, 2014	54.78	0.20		(0.05)	0.18	0.33	(0.77)	—	—	(0.77)	54.34	0.66	0.02
Year ended May 31, 2013	56.91	—	(h)	(2.20)	0.08	(2.12)	(0.01)	—	—	(0.01)	54.78	(3.72)	(3.80)
Year ended May 31, 2012(q)	43.53	0.09		13.26	0.04	13.39	(0.01)	—	—	(0.01)	56.91	30.74	31.22
Year ended May 31, 2011(q)	38.35	(0.10)		5.19	0.09	5.18	— (h)	—	—	— (h)	43.53	13.51	13.73
Ultra 20+ Year Treasury
Year ended May 31, 2015	64.98	0.93		12.22	—	13.15	(0.81)	—	—	(0.81)	77.32	20.32	19.64
Year ended May 31, 2014	62.23	0.14		2.65	0.02	2.81	(0.06)	—	—	(0.06)	64.98	4.54	3.46
Year ended May 31, 2013	74.98	0.36		(13.13)	0.05	(12.72)	(0.03)	—	—	(0.03)	62.23	(16.97)	(17.06)
Year ended May 31, 2012(q)	42.73	0.02		32.45	0.09	32.56	(0.31)	—	—	(0.31)	74.98	76.65	77.93
Year ended May 31, 2011(q)	40.38	0.39		2.24	0.05	2.68	(0.33)	—	—	(0.33)	42.73	6.74	6.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Year ended May 31, 2015	1.02%	0.95%	0.69%	0.77%	$62,710	349%
Year ended May 31, 2014	0.96	0.95	0.38	0.38	1,931,642	739
Year ended May 31, 2013	0.99	0.95	(0.04)	— (k)	1,133,980	289
Year ended May 31, 2012(q)	1.06	0.95	0.07	0.17	600,388	146
Year ended May 31, 2011(q)	1.63	0.95	(0.92)	(0.25)	13,061	314
Ultra 20+ Year Treasury
Year ended May 31, 2015	1.15	0.95	0.99	1.19	57,991	48
Year ended May 31, 2014	1.51	0.95	(0.32)	0.25	29,243	146
Year ended May 31, 2013	1.65	0.95	(0.18)	0.52	18,669	163
Year ended May 31, 2012(q)	1.55	0.95	(0.56)	0.04	18,745	203
Year ended May 31, 2011(q)	1.42	0.95	0.47	0.93	25,637	79

See accompanying notes to the financial statements.

368 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra High Yield
Year ended May 31, 2015	$60.36	$0.82	$(0.68)		$—		$0.14	$(0.50)	$—	$—	$(0.50)	$60.00	0.25%	0.61%
Year ended May 31, 2014	51.92	(0.18)	8.61		0.01		8.44	—	—	—	—	60.36	16.25	14.75
Year ended May 31, 2013	41.27	(0.43)	11.08		—	(h)	10.65	—	—	—	—	51.92	25.83	25.39
Year ended May 31, 2012	40.70	(0.37)	0.93	(i)	0.01		0.57	—	—	—	—	41.27	1.39	4.02
April 13, 2011* through May 31, 2011	40.00	(0.05)	0.74		0.01		0.70	—	—	—	—	40.70	1.75	0.70
Ultra Investment Grade Corporate
Year ended May 31, 2015	58.50	0.40	1.22		—		1.62	(0.22)	—	—	(0.22)	59.90	2.77	1.49
Year ended May 31, 2014	53.59	(0.20)	5.05	(i)	0.06		4.91	—	—	—	—	58.50	9.17	9.67
Year ended May 31, 2013	49.88	(0.49)	4.19		0.01		3.71	—	—	—	—	53.59	7.43	7.97
Year ended May 31, 2012	42.36	(0.42)	7.93		0.01		7.52	—	—	—	—	49.88	17.77	16.77
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40		0.01		2.36	—	—	—	—	42.36	5.89	6.27

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Year ended May 31, 2015	5.91%	0.95%	(3.58)%	1.38%	$3,000	387%
Year ended May 31, 2014	6.25	0.95	(5.63)	(0.33)	3,018	47
Year ended May 31, 2013	3.27	0.95	(3.19)	(0.88)	2,596	—	(j)
Year ended May 31, 2012	3.02	0.95	(2.98)	(0.91)	4,127	—
April 13, 2011* through May 31, 2011	6.10	0.95	(6.08)	(0.93)	4,070	—
Ultra Investment Grade Corporate
Year ended May 31, 2015	5.60	0.95	(4.00)	0.66	2,995	—
Year ended May 31, 2014	4.91	0.95	(4.34)	(0.38)	2,925	—
Year ended May 31, 2013	3.05	0.95	(2.98)	(0.89)	5,359	—	(j)
Year ended May 31, 2012	3.07	0.95	(3.04)	(0.92)	2,494	—
April 13, 2011* through May 31, 2011	5.74	0.95	(5.73)	(0.94)	4,236	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 369

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Less than 0.005%.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

370 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

NOTES TO FINANCIAL STATEMENTS

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 371

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 117 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an Investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged and ProShares Short Term USD Emerging Markets Bond ETF, is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of each of the Hedged Fixed Income ProShares Funds, the USD Covered Bond, the Short Term USD Emerging Markets Bond ETF, the 30 Year TIPS/TSY Spread, the CDS Funds, and the Short and Ultra Fixed Income ProShares Funds (other than the Short High Yield, the Short Investment Grade Corporate, the Ultra High Yield and the Ultra Investment Grade Corporate) is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV each of the ProShares German Sovereign/Sub-Sovereign ETF and the ProShares MSCI EAFE Dividend Growers ETF, is typically determined at 11:15 a.m. and 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:15 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following 17 Funds were liquidated on January 22, 2015: ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares UltraShort Russell3000, ProShares UltraShort Russell1000 Value, ProShares UltraShort Russell1000 Growth, ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Russell2000 Value, ProShares UltraShort Russell2000 Growth, ProShares Ultra Russell3000, ProShares Ultra Russell1000 Value, ProShares Ultra Russell1000 Growth, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell MidCap Growth, ProShares Ultra Russell2000 Value and ProShares Ultra Russell2000 Growth.

The following Funds had name changes during the period:

Formerly	Name (effective September 22, 2014)
ProShares Short FTSE China 25	ProShares Short FTSE China 50
ProShares UltraShort FTSE China 25	ProShares UltraShort FTSE China 50
ProShares Ultra FTSE China 25	ProShares Ultra FTSE China 50
Formerly	Name (effective October 1, 2014)
ProShares S&P 500 Aristocrats ETF	ProShares S&P 500 Dividend Aristocrats ETF
Formerly	Name (effective April 16, 2015)
ProShares Short KBW Regional Banking	ProShares Short S&P Regional Banking
ProShares Ultra KBW Regional Banking	ProShares Ultra S&P Regional Banking

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by ProShares Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded

372 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of May 31, 2015, based on levels assigned to securities on May 31, 2014.

The following is a summary of the valuations as of May 31, 2015, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Morningstar Alternatives Solution ETF	—	—	$23,438,391	—	—	—	$932,933	—	—	$24,371,324	—
DJ Brookfield Global Infrastructure ETF	$27,408,537	—	—	—	—	—	285,296	—	—	27,693,833	—
Global Listed Private Equity ETF	14,635,846	—	—	—	—	—	89,036	—	—	14,724,882	—
Large Cap Core Plus	461,486,233	—	—	—	—	—	12,465,217	$13,324,692	—	473,951,450	$13,324,692
S&P 500 Dividend Aristocrats ETF	740,993,068	—	—	—	—	—	973,207	—	—	741,966,275	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 373

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
S&P MidCap 400 Dividend Aristocrats ETF	$7,035,115	—	—	—	—	—	$23,280	—	—	$7,058,395	—
Russell 2000 Dividend Growers ETF	4,909,489	—	—	—	—	—	31,121	—	—	4,940,610	—
MSCI EAFE Dividend Growers ETF	11,758,772	—	—	—	—	—	62,053	—	—	11,820,825	—
High Yield-Interest Rate Hedged	—	$(322,528)	—	—	$123,348,262	—	3,569,719	—	—	126,917,981	$(322,528)
Investment Grade-Interest Rate Hedged	—	(497,076)	—	—	151,676,989	—	865,558	—	—	152,542,547	(497,076)
USD Covered Bond	—	—	—	—	6,542,381	—	83,695	—	—	6,626,076	—
German Sovereign/ Sub-Sovereign ETF	—	—	—	—	361,600	$3,164,731	44,800	—	—	3,571,131	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	2,549,875	4,926,538	116,939	—	—	7,593,352	—
Hedge Replication ETF	7,115,793	(50,480)	—	—	—	25,146,100	5,401,267	$1,409,336	—	37,663,160	1,358,856
Merger ETF	5,812,170	—	—	—	—	—	685,985	(380,360)	$(933)	6,498,155	(381,293)
RAFI® Long/Short	49,153,564	—	—	—	—	—	12,176,250	(11,676,807)	—	61,329,814	(11,676,807)
30 Year TIPS/TSY Spread	—	—	—	—	3,505,597	—	216,249	(151,847)	—	3,721,846	(151,847)
CDS North American HY Credit ETF	—	—	—	—	—	—	5,784,702	461,844	—	5,784,702	461,844
CDS Short North American HY Credit ETF	—	—	—	—	—	—	7,436,486	(575,362)	—	7,436,486	(575,362)
Short S&P500®	—	(2,661,656)	—	—	—	1,164,961,197	550,221,982	(157,575,506)	—	1,715,183,179	(160,237,162)
Short QQQ®	—	(39,072)	—	—	—	162,994,830	61,378,534	(45,923,395)	—	224,373,364	(45,962,467)
Short Dow30SM	—	6,530	—	—	—	184,989,925	96,969,313	(29,989,992)	—	281,959,238	(29,983,462)
Short MidCap400	—	(21,081)	—	—	—	9,999,770	19,336,820	(7,165,431)	—	29,336,590	(7,186,512)
Short Russell2000	—	280,253	—	—	—	279,995,985	158,376,306	(40,954,358)	—	438,372,291	(40,674,105)
Short SmallCap600	—	—	—	—	—	7,999,428	9,771,967	(1,671,956)	—	17,771,395	(1,671,956)
UltraShort S&P500®	—	(121,757)	—	—	—	1,181,933,279	424,219,669	(215,476,037)	—	1,606,152,948	(215,597,794)
UltraShort QQQ®	—	(488,912)	—	—	—	279,994,180	145,728,091	(86,233,092)	—	425,722,271	(86,722,004)
UltraShort Dow30SM	—	49,485	—	—	—	196,987,070	79,387,098	(37,643,049)	—	276,374,168	(37,593,564)
UltraShort MidCap400	—	644	—	—	—	3,999,971	6,053,752	(2,806,613)	—	10,053,723	(2,805,969)
UltraShort Russell2000	—	224,623	—	—	—	159,994,909	75,117,144	(42,458,412)	—	235,112,053	(42,233,789)
UltraShort SmallCap600	—	—	—	—	—	2,000,000	3,260,971	(1,413,324)	—	5,260,971	(1,413,324)
UltraPro Short S&P500®	—	775,372	—	—	—	530,962,285	99,580,985	(115,459,500)	—	630,543,270	(114,684,128)
UltraPro Short QQQ®	—	(623,164)	—	—	—	284,988,592	110,683,087	(98,245,545)	—	395,671,679	(98,868,709)
UltraPro Short Dow30SM	—	178,429	—	—	—	134,991,175	43,646,658	(37,302,939)	—	178,637,833	(37,124,510)
UltraPro Short MidCap400	—	4,537	—	—	—	4,399,838	3,516,978	(3,859,702)	—	7,916,816	(3,855,165)
UltraPro Short Russell2000	—	126,285	—	—	—	60,997,945	44,207,133	(24,598,426)	—	105,205,078	(24,472,141)
Short Basic Materials	—	—	—	—	—	799,932	623,717	(170,399)	—	1,423,649	(170,399)
Short Financials	—	—	—	—	—	12,269,534	9,723,148	(3,843,314)	—	21,992,682	(3,843,314)
Short Oil & Gas	—	—	—	—	—	—	4,201,787	(66,598)	—	4,201,787	(66,598)
Short Real Estate	—	—	—	—	—	36,999,542	68,714,123	(1,012,868)	—	105,713,665	(1,012,868)
Short S&P Regional Banking	—	—	—	—	—	—	950,330	(15,461)	—	950,330	(15,461)
UltraShort Basic Materials	—	—	—	—	—	8,999,235	5,541,705	(2,756,911)	—	14,540,940	(2,756,911)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	95,997,940	46,043,659	(54,468,809)	—	142,041,599	(54,468,809)
UltraShort Consumer Goods	—	—	—	—	—	—	3,864,890	(587,411)	—	3,864,890	(587,411)
UltraShort Consumer Services	—	—	—	—	—	3,999,661	2,940,054	(2,881,173)	—	6,939,715	(2,881,173)

374 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Financials	—	—	—	—	—	$45,997,018	$21,873,042	$(11,327,899)	—	$67,870,060	$(11,327,899)
UltraShort Gold Miners	—	—	—	—	—	—	1,613,833	142,406	—	1,613,833	142,406
UltraShort Junior Miners	—	—	—	—	—	—	1,035,724	(106,909)	—	1,035,724	(106,909)
UltraShort Health Care	—	—	—	—	—	1,999,830	1,920,464	(2,164,317)	—	3,920,294	(2,164,317)
UltraShort Industrials	—	—	—	—	—	2,999,745	3,741,718	(2,294,764)	—	6,741,463	(2,294,764)
UltraShort Oil & Gas	—	—	—	—	—	28,998,529	18,316,408	(1,580,231)	—	47,314,937	(1,580,231)
UltraShort Real Estate	—	—	—	—	—	29,997,450	10,208,095	(8,200,784)	—	40,205,545	(8,200,784)
UltraShort Semiconductors	—	—	—	—	—	3,999,660	1,869,212	(2,773,252)	—	5,868,872	(2,773,252)
UltraShort Technology	—	—	—	—	—	4,499,618	6,204,305	(3,279,955)	—	10,703,923	(3,279,955)
UltraShort Telecommunications	—	—	—	—	—	—	116,985	(149,340)	—	116,985	(149,340)
UltraShort Utilities	—	—	—	—	—	4,099,886	4,661,262	(473,657)	—	8,761,148	(473,657)
UltraPro Short Financials	—	—	—	—	—	—	3,732,064	(1,747,121)	—	3,732,064	(1,747,121)
Short MSCI EAFE	—	—	—	—	—	18,999,365	15,340,162	(4,663,133)	—	34,339,527	(4,663,133)
Short MSCI Emerging Markets	—	—	—	—	—	179,986,550	95,080,116	(22,778,521)	—	275,066,666	(22,778,521)
Short FTSE China 50	—	—	—	—	—	2,499,788	1,727,317	(932,785)	—	4,227,105	(932,785)
UltraShort MSCI EAFE	—	—	—	—	—	1,999,830	1,971,199	(838,543)	—	3,971,029	(838,543)
UltraShort MSCI Emerging Markets	—	—	—	—	—	29,997,826	15,655,352	(9,075,985)	—	45,653,178	(9,075,985)
UltraShort FTSE Europe	—	—	—	—	—	13,999,045	13,684,223	(8,359,456)	—	27,683,268	(8,359,456)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	316,408	(39,170)	—	316,408	(39,170)
UltraShort MSCI Brazil Capped	—	—	—	—	—	20,998,953	5,962,162	1,243,090	—	26,961,115	1,243,090
UltraShort FTSE China 50	—	—	—	—	—	56,998,242	17,695,468	(31,225,485)	—	74,693,710	(31,225,485)
UltraShort MSCI Japan	—	—	—	—	—	5,999,723	5,965,110	(3,813,040)	—	11,964,833	(3,813,040)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	699,941	447,296	64,641	—	1,147,237	64,641
Short 7-10 Year Treasury	—	$(878)	—	—	—	29,998,960	12,364,079	(850,190)	—	42,363,039	(851,068)
Short 20+ Year Treasury	—	(64,766)	—	—	—	824,937,770	296,426,557	(69,482,540)	—	1,121,364,327	(69,547,306)
Short High Yield	—	—	—	—	—	24,997,875	32,530,385	(3,183,894)	—	57,528,260	(3,183,894)
Short Investment Grade Corporate	—	—	—	—	—	—	2,776,522	(179,760)	—	2,776,522	(179,760)
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	3,437,312	(120,064)	—	3,437,312	(120,064)
UltraShort 7-10 Year Treasury	—	(23,698)	—	—	—	204,966,996	58,617,399	(12,397,915)	—	263,584,395	(12,421,613)
UltraShort 20+ Year Treasury	—	(266,018)	—	—	—	2,354,883,161	920,970,131	(259,214,349)	—	3,275,853,292	(259,480,367)
UltraShort TIPS	—	—	—	—	—	3,999,584	6,698,426	(91,231)	—	10,698,010	(91,231)
UltraPro Short 20+ Year Treasury	—	(18,375)	—	—	—	—	91,128,819	9,982,149	—	91,128,819	9,963,774
Ultra S&P500®	$1,598,529,913	2,388,144	—	—	—	54,113,373	111,832,287	151,296,600	—	1,764,475,573	153,684,744
Ultra QQQ®	834,028,432	657,959	—	—	—	34,999,634	92,689,264	64,886,718	—	961,717,330	65,544,677
Ultra Dow30SM	253,652,260	74,386	—	—	—	—	25,947,371	36,703,700	—	279,599,631	36,778,086
Ultra MidCap400	120,274,567	742,088	—	—	—	34,181,560	29,014,825	(41,344,831)	—	183,470,952	(40,602,743)
Ultra Russell2000	181,655,332	178,131	—	$168,590	—	1,623,989	43,357,386	(22,754,599)	—	226,805,297	(22,576,468)
Ultra SmallCap600	12,680,630	—	—	—	—	—	1,849,725	6,328,554	—	14,530,355	6,328,554
UltraPro S&P500®	461,365,445	643,700	—	—	—	—	71,064,843	270,700,031	—	532,430,288	271,343,731
UltraPro QQQ®	559,253,939	152,581	—	—	—	—	61,467,030	413,043,386	—	620,720,969	413,195,967
UltraPro Dow30SM	52,782,817	113,132	—	—	—	—	5,058,407	50,251,062	—	57,841,224	50,364,194
UltraPro MidCap400	30,476,678	26,405	—	—	—	—	3,447,749	14,995,052	—	33,924,427	15,021,457
UltraPro Russell2000	42,547,299	185,143	—	13,859	—	—	7,690,373	56,853,359	—	50,251,531	57,038,502

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 375

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra Basic Materials	$52,038,575	—	—	—	—	—	$6,668,909	$17,054,051	—	$58,707,484	$17,054,051
Ultra Nasdaq Biotechnology	640,674,461	—	—	—	—	—	55,060,245	282,606,578	—	695,734,706	282,606,578
Ultra Consumer Goods	14,800,247	—	—	—	—	—	1,350,723	3,717,241	—	16,150,970	3,717,241
Ultra Consumer Services	28,376,445	—	—	—	—	—	1,974,873	6,886,647	—	30,351,318	6,886,647
Ultra Financials	647,332,755	—	—	—	—	—	51,518,026	122,417,382	—	698,850,781	122,417,382
Ultra Gold Miners	481,825	—	—	—	—	—	731,874	190,041	—	1,213,699	190,041
Ultra Junior Miners	1,002,393	—	—	—	—	—	477,111	250,651	—	1,479,504	250,651
Ultra Health Care	167,038,674	—	—	—	—	—	15,828,967	45,785,249	—	182,867,641	45,785,249
Ultra Industrials	27,924,626	—	—	—	—	—	1,960,853	5,534,618	—	29,885,479	5,534,618
Ultra Oil & Gas	147,173,915	—	—	—	—	—	19,740,355	(3,177,839)	—	166,914,270	(3,177,839)
Ultra Real Estate	180,500,249	—	—	—	—	$509,981	13,371,007	55,953,105	—	194,381,237	55,953,105
Ultra S&P Regional Banking	8,110,198	—	—	—	—	—	1,671,451	85,829	—	9,781,649	85,829
Ultra Semiconductors	28,313,200	—	—	—	—	—	6,459,994	4,308,000	—	34,773,194	4,308,000
Ultra Technology	106,737,729	—	—	—	—	—	10,300,435	49,037,332	—	117,038,164	49,037,332
Ultra Telecommunications	5,219,714	—	—	$17,370	—	—	566,529	1,137,467	—	5,803,613	1,137,467
Ultra Utilities	27,314,702	—	—	—	—	—	2,954,518	2,340,732	—	30,269,220	2,340,732
UltraPro Financials	8,686,173	—	—	—	—	—	883,238	3,489,889	—	9,569,411	3,489,889
Ultra MSCI EAFE	—	—	—	—	—	7,499,847	8,626,164	(3,913,185)	—	16,126,011	(3,913,185)
Ultra MSCI Emerging Markets	—	—	—	—	—	29,999,519	14,050,250	1,069,186	—	44,049,769	1,069,186
Ultra FTSE Europe	—	—	—	—	—	19,999,674	11,767,648	5,747,107	—	31,767,322	5,747,107
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	812,395	224,281	—	812,395	224,281
Ultra MSCI Brazil Capped	—	—	—	—	—	9,559,733	1,966,264	(7,556,190)	—	11,525,997	(7,556,190)
Ultra FTSE China 50	—	—	—	—	—	22,997,354	23,706,729	26,365,120	—	46,704,083	26,365,120
Ultra MSCI Japan	—	—	—	—	—	7,499,757	6,550,712	10,503,111	—	14,050,469	10,503,111
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	2,999,745	2,671,842	(778,477)	—	5,671,587	(778,477)
Ultra 7-10 Year Treasury	—	$5,545	—	—	$45,612,353	5,499,427	14,426,884	(5,219,990)	—	65,538,664	(5,214,445)
Ultra 20+ Year Treasury	—	10,071	—	—	46,647,819	—	15,535,794	3,222,504	—	62,183,613	3,232,575
Ultra High Yield	2,085,112	—	—	—	—	491,958	351,900	102,558	—	2,928,970	102,558
Ultra Investment Grade Corporate	2,123,538	—	—	—	—	401,965	304,343	197,567	—	2,829,846	197,567

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares DJ Brookfield Global Infrastructure ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than

376 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On May 31, 2015, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.06%, dated 05/29/15, due 06/01/15 (1)	Barclays Capital, Inc., 0.07%, dated 05/29/15, due 06/01/15 (2)	Barclays Capital, Inc., 0.08%, dated 05/29/15, due 06/01/15 (3)	BNP Paribas Securities Corp., 0.09%, dated 05/29/15, due 06/01/15 (4)	BNP Paribas Securities Corp., 0.10%, dated 05/29/15, due 06/01/15 (5)	Credit Suisse (USA) LLC, 0.09%, dated 05/29/15, due 06/01/15 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, dated 05/29/15, due 06/01/15 (7)	Total
Morningstar Alternatives Solution ETF	$369,470	$20,526	$194,998	$41,052	$61,578	$91,362	$153,947	$932,933
DJ Brookfield Global Infrastructure ETF	112,986	6,277	59,631	12,554	18,831	27,939	47,078	285,296
Global Listed Private Equity ETF	35,261	1,959	18,610	3,918	5,877	8,719	14,692	89,036
Large Cap Core Plus	4,936,611	274,257	2,605,433	548,512	822,768	1,220,715	2,056,921	12,465,217
S&P 500 Dividend Aristocrats ETF	385,420	21,412	203,416	42,824	64,237	95,306	160,592	973,207
S&P MidCap 400 Dividend Aristocrats ETF	9,219	512	4,866	1,024	1,537	2,280	3,842	23,280
Russell 2000 Dividend Growers ETF	12,325	685	6,505	1,369	2,054	3,048	5,135	31,121
MSCI EAFE Dividend Growers ETF	24,575	1,365	12,970	2,731	4,096	6,077	10,239	62,053
High Yield-Interest Rate Hedged	1,413,719	78,540	746,129	157,080	235,620	349,582	589,049	3,569,719
Investment Grade-Interest Rate Hedged	342,788	19,044	180,916	38,088	57,131	84,764	142,827	865,558
USD Covered Bond	33,146	1,841	17,494	3,683	5,524	8,196	13,811	83,695
German Sovereign/Sub-Sovereign ETF	17,742	986	9,364	1,971	2,957	4,387	7,393	44,800
Short Term USD Emerging Markets Bond ETF	46,311	2,573	24,442	5,146	7,719	11,452	19,296	116,939
Hedge Replication ETF	2,139,068	118,837	1,128,953	237,674	356,511	528,945	891,279	5,401,267
Merger ETF	271,671	15,093	143,382	30,186	45,279	67,178	113,196	685,985
RAFI® Long/Short	4,822,170	267,898	2,545,034	535,797	803,695	1,192,418	2,009,238	12,176,250
30 Year TIPS/TSY Spread	85,641	4,758	45,200	9,516	14,274	21,176	35,684	216,249
CDS North American HY Credit ETF	2,290,921	127,273	1,209,097	254,547	381,820	566,494	954,550	5,784,702
CDS Short North American HY Credit ETF	2,945,078	163,615	1,554,347	327,231	490,846	728,253	1,227,116	7,436,486
Short S&P500®	217,904,875	12,105,827	115,005,351	24,211,653	36,317,479	53,883,099	90,793,698	550,221,982
Short QQQ®	24,307,793	1,350,433	12,829,112	2,700,866	4,051,299	6,010,784	10,128,247	61,378,534
Short Dow30SM	38,402,839	2,133,491	20,268,165	4,266,982	6,400,473	9,496,180	16,001,183	96,969,313
Short MidCap400	7,657,977	425,443	4,041,710	850,886	1,276,330	1,893,650	3,190,824	19,336,820
Short Russell2000	62,721,903	3,484,550	33,103,226	6,969,100	10,453,650	15,509,751	26,134,126	158,376,306
Short SmallCap600	3,870,001	215,000	2,042,500	430,000	645,000	956,966	1,612,500	9,771,967
UltraShort S&P500®	168,004,073	9,333,560	88,668,816	18,667,119	28,000,679	41,543,725	70,001,697	424,219,669
UltraShort QQQ®	57,712,819	3,206,268	30,459,543	6,412,535	9,618,803	14,271,115	24,047,008	145,728,091
UltraShort Dow30SM	31,439,739	1,746,652	16,593,196	3,493,304	5,239,957	7,774,359	13,099,891	79,387,098
UltraShort MidCap400	2,397,472	133,193	1,265,333	266,386	399,579	592,842	998,947	6,053,752
UltraShort Russell2000	29,748,706	1,652,706	15,700,705	3,305,412	4,958,118	7,356,204	12,395,293	75,117,144
UltraShort SmallCap600	1,291,445	71,747	681,596	143,494	215,241	319,346	538,102	3,260,971
UltraPro Short S&P500®	39,437,141	2,190,952	20,814,047	4,381,905	6,572,857	9,751,941	16,432,142	99,580,985
UltraPro Short QQQ®	43,833,916	2,435,218	23,134,567	4,870,435	7,305,652	10,839,167	18,264,132	110,683,087
UltraPro Short Dow30SM	17,285,423	960,301	9,122,862	1,920,603	2,880,903	4,274,306	7,202,260	43,646,658
UltraPro Short MidCap400	1,392,832	77,380	735,105	154,758	232,139	344,417	580,347	3,516,978
UltraPro Short Russell2000	17,507,388	972,633	9,240,010	1,945,266	2,917,898	4,329,193	7,294,745	44,207,133
Short Basic Materials	247,011	13,723	130,367	27,446	41,169	61,080	102,921	623,717
Short Financials	3,850,667	213,926	2,032,296	427,852	641,778	952,185	1,604,444	9,723,148
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 377

Fund Name	Barclays Capital, Inc., 0.06%, dated 05/29/15, due 06/01/15 (1)	Barclays Capital, Inc., 0.07%, dated 05/29/15, due 06/01/15 (2)	Barclays Capital, Inc., 0.08%, dated 05/29/15, due 06/01/15 (3)	BNP Paribas Securities Corp., 0.09%, dated 05/29/15, due 06/01/15 (4)	BNP Paribas Securities Corp., 0.10%, dated 05/29/15, due 06/01/15 (5)	Credit Suisse (USA) LLC, 0.09%, dated 05/29/15, due 06/01/15 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, dated 05/29/15, due 06/01/15 (7)	Total
Short Oil & Gas	$1,664,037	$92,447	$878,241	$184,893	$277,340	$411,480	$693,349	$4,201,787
Short Real Estate	27,212,912	1,511,828	14,362,370	3,023,657	4,535,486	6,729,157	11,338,713	68,714,123
Short S&P Regional Banking	376,360	20,909	198,634	41,818	62,726	93,066	156,817	950,330
UltraShort Basic Materials	2,194,686	121,927	1,158,307	243,854	365,780	542,698	914,453	5,541,705
UltraShort Nasdaq Biotechnology	18,234,709	1,013,039	9,623,874	2,026,080	3,039,118	4,509,044	7,597,795	46,043,659
UltraShort Consumer Goods	1,530,616	85,034	807,825	170,068	255,103	378,488	637,756	3,864,890
UltraShort Consumer Services	1,164,352	64,686	614,519	129,372	194,059	287,919	485,147	2,940,054
UltraShort Financials	8,662,399	481,244	4,571,822	962,490	1,443,733	2,142,021	3,609,333	21,873,042
UltraShort Gold Miners	639,128	35,507	337,317	71,014	106,521	158,042	266,304	1,613,833
UltraShort Junior Miners	410,179	22,788	216,483	45,575	68,363	101,428	170,908	1,035,724
UltraShort Health Care	760,563	42,254	401,408	84,507	126,761	188,071	316,900	1,920,464
UltraShort Industrials	1,481,836	82,324	782,080	164,648	246,973	366,425	617,432	3,741,718
UltraShort Oil & Gas	7,253,863	402,992	3,828,428	805,984	1,208,977	1,793,721	3,022,443	18,316,408
UltraShort Real Estate	4,042,721	224,596	2,133,658	449,190	673,787	999,676	1,684,467	10,208,095
UltraShort Semiconductors	740,266	41,126	390,696	82,251	123,378	183,051	308,444	1,869,212
UltraShort Technology	2,457,096	136,505	1,296,801	273,011	409,516	607,586	1,023,790	6,204,305
UltraShort Telecommunications	46,329	2,574	24,452	5,148	7,722	11,456	19,304	116,985
UltraShort Utilities	1,846,004	102,556	974,280	205,111	307,667	456,476	769,168	4,661,262
UltraPro Short Financials	1,478,013	82,112	780,062	164,224	246,335	365,480	615,838	3,732,064
Short MSCI EAFE	6,075,176	337,509	3,206,345	675,020	1,012,530	1,502,258	2,531,324	15,340,162
Short MSCI Emerging Markets	37,654,659	2,091,925	19,873,292	4,183,851	6,275,776	9,311,172	15,689,441	95,080,116
Short FTSE China 50	684,071	38,004	361,037	76,008	114,012	169,156	285,029	1,727,317
UltraShort MSCI EAFE	780,655	43,370	412,013	86,740	130,109	193,039	325,273	1,971,199
UltraShort MSCI Emerging Markets	6,200,002	344,445	3,272,223	688,889	1,033,334	1,533,125	2,583,334	15,655,352
UltraShort FTSE Europe	5,419,375	301,076	2,860,225	602,152	903,229	1,340,093	2,258,073	13,684,223
UltraShort MSCI Pacific ex-Japan	125,307	6,962	66,134	13,923	20,885	30,986	52,211	316,408
UltraShort MSCI Brazil Capped	2,361,200	131,178	1,246,189	262,356	393,533	583,873	983,833	5,962,162
UltraShort FTSE China 50	7,007,950	389,331	3,698,641	778,661	1,167,992	1,732,913	2,919,980	17,695,468
UltraShort MSCI Japan	2,362,367	131,243	1,246,805	262,485	393,728	584,162	984,320	5,965,110
UltraShort MSCI Mexico Capped IMI	177,143	9,841	93,492	19,682	29,524	43,804	73,810	447,296
Short 7-10 Year Treasury	4,896,557	272,031	2,584,294	544,062	816,093	1,210,810	2,040,232	12,364,079
Short 20+ Year Treasury	117,394,059	6,521,892	61,957,976	13,043,785	19,565,677	29,028,977	48,914,191	296,426,557
Short High Yield	12,883,036	715,724	6,799,380	1,431,448	2,147,173	3,185,692	5,367,932	32,530,385
Short Investment Grade Corporate	1,099,588	61,088	580,338	122,176	183,265	271,905	458,162	2,776,522
UltraShort 3-7 Year Treasury	1,361,282	75,627	718,454	151,254	226,880	336,614	567,201	3,437,312
UltraShort 7-10 Year Treasury	23,214,298	1,289,683	12,251,991	2,579,366	3,869,050	5,740,387	9,672,624	58,617,399
UltraShort 20+ Year Treasury	364,732,577	20,262,921	192,497,750	40,525,842	60,788,763	90,190,371	151,971,907	920,970,131
UltraShort TIPS	2,652,783	147,377	1,400,080	294,754	442,131	655,975	1,105,326	6,698,426
UltraPro Short 20+ Year Treasury	36,089,823	2,004,990	19,047,407	4,009,980	6,014,970	8,924,222	15,037,427	91,128,819
Ultra S&P500®	44,289,035	2,460,502	23,374,768	4,921,004	7,381,506	10,951,708	18,453,764	111,832,287
Ultra QQQ®	36,707,807	2,039,323	19,373,565	4,078,645	6,117,968	9,077,036	15,294,920	92,689,264
Ultra Dow30SM	10,275,959	570,887	5,423,423	1,141,773	1,712,660	2,541,019	4,281,650	25,947,371
Ultra MidCap400	11,490,766	638,376	6,064,570	1,276,752	1,915,128	2,841,414	4,787,819	29,014,825
Ultra Russell2000	17,170,862	953,937	9,062,399	1,907,874	2,861,810	4,245,978	7,154,526	43,357,386
Ultra SmallCap600	732,548	40,697	386,623	81,394	122,091	181,143	305,229	1,849,725
UltraPro S&P500®	28,143,870	1,563,548	14,853,709	3,127,097	4,690,645	6,959,362	11,726,612	71,064,843
UltraPro QQQ®	24,342,840	1,352,380	12,847,610	2,704,760	4,057,139	6,019,451	10,142,850	61,467,030
UltraPro Dow30SM	2,003,285	111,294	1,057,289	222,587	333,882	495,368	834,702	5,058,407
UltraPro MidCap400	1,365,415	75,856	720,636	151,713	227,569	337,637	568,923	3,447,749
UltraPro Russell2000	3,045,625	169,201	1,607,413	338,403	507,605	753,116	1,269,010	7,690,373

378 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Barclays Capital, Inc., 0.06%, dated 05/29/15, due 06/01/15 (1)	Barclays Capital, Inc., 0.07%, dated 05/29/15, due 06/01/15 (2)	Barclays Capital, Inc., 0.08%, dated 05/29/15, due 06/01/15 (3)	BNP Paribas Securities Corp., 0.09%, dated 05/29/15, due 06/01/15 (4)	BNP Paribas Securities Corp., 0.10%, dated 05/29/15, due 06/01/15 (5)	Credit Suisse (USA) LLC, 0.09%, dated 05/29/15, due 06/01/15 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, dated 05/29/15, due 06/01/15 (7)	Total
Ultra Basic Materials	$2,641,094	$146,727	$1,393,911	$293,455	$440,181	$653,085	$1,100,456	$6,668,909
Ultra Nasdaq Biotechnology	21,805,555	1,211,420	11,508,487	2,422,839	3,634,260	5,392,036	9,085,648	55,060,245
Ultra Consumer Goods	534,928	29,718	282,323	59,436	89,155	132,276	222,887	1,350,723
Ultra Consumer Services	782,111	43,451	412,781	86,901	130,351	193,399	325,879	1,974,873
Ultra Financials	20,402,727	1,133,485	10,768,106	2,266,970	3,400,455	5,045,147	8,501,136	51,518,026
Ultra Gold Miners	289,845	16,102	152,974	32,205	48,307	71,672	120,769	731,874
Ultra Junior Miners	188,951	10,497	99,724	20,995	31,492	46,723	78,729	477,111
Ultra Health Care	6,268,759	348,264	3,308,512	696,529	1,044,793	1,550,127	2,611,983	15,828,967
Ultra Industrials	776,558	43,142	409,850	86,285	129,426	192,026	323,566	1,960,853
Ultra Oil & Gas	7,817,790	434,322	4,126,056	868,643	1,302,964	1,933,168	3,257,412	19,740,355
Ultra Real Estate	5,295,331	294,185	2,794,758	588,371	882,555	1,309,419	2,206,388	13,371,007
Ultra S&P Regional Banking	661,946	36,775	349,360	73,550	110,324	163,685	275,811	1,671,451
Ultra Semiconductors	2,558,357	142,131	1,350,244	284,262	426,392	632,626	1,065,982	6,459,994
Ultra Technology	4,079,290	226,627	2,152,959	453,254	679,882	1,008,719	1,699,704	10,300,435
Ultra Telecommunications	224,363	12,465	118,413	24,929	37,394	55,480	93,485	566,529
Ultra Utilities	1,170,081	65,005	617,542	130,009	195,013	289,335	487,533	2,954,518
UltraPro Financials	349,790	19,433	184,611	38,866	58,298	86,495	145,745	883,238
Ultra MSCI EAFE	3,416,227	189,790	1,803,009	379,581	569,371	844,758	1,423,428	8,626,164
Ultra MSCI Emerging Markets	5,564,332	309,130	2,936,731	618,259	927,389	1,375,937	2,318,472	14,050,250
Ultra FTSE Europe	4,660,351	258,908	2,459,630	517,817	776,726	1,152,403	1,941,813	11,767,648
Ultra MSCI Pacific ex-Japan	321,734	17,874	169,804	35,748	53,621	79,558	134,056	812,395
Ultra MSCI Brazil Capped	778,701	43,261	410,981	86,522	129,784	192,556	324,459	1,966,264
Ultra FTSE China 50	9,388,596	521,589	4,955,092	1,043,177	1,564,766	2,321,594	3,911,915	23,706,729
Ultra MSCI Japan	2,594,283	144,126	1,369,206	288,254	432,381	641,510	1,080,952	6,550,712
Ultra MSCI Mexico Capped IMI	1,058,132	58,785	558,459	117,570	176,355	261,653	440,888	2,671,842
Ultra 7-10 Year Treasury	5,713,491	317,416	3,015,455	634,832	952,248	1,412,821	2,380,621	14,426,884
Ultra 20+ Year Treasury	6,152,654	341,814	3,247,234	683,628	1,025,442	1,521,416	2,563,606	15,535,794
Ultra High Yield	139,363	7,742	73,553	15,485	23,227	34,462	58,068	351,900
Ultra Investment Grade Corporate	120,529	6,696	63,613	13,392	20,088	29,804	50,221	304,343
	$1,800,000,000	$100,000,000	$950,000,000	$200,000,000	$300,000,000	$445,100,542	$750,000,000	$4,545,100,542

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2015 as follows:

(1)  U.S. Treasury Bonds, 0% to 2.13%, due 08/15/15 to 02/15/45; U.S. Treasury Notes, 0% to 2.50%, due 01/15/16 to 01/15/25, which had an aggregate value at the Trust level of $1,836,000,096.

(2)  U.S. Treasury Bonds, 0%, due 11/15/21 to 02/15/25; U.S. Treasury Note, 2.13%, due 12/31/21, which had an aggregate value at the Trust level of $102,000,084.

(3)  U.S. Treasury Bonds, 0% to 6.00%, due 08/15/17 to 05/15/44; U.S. Treasury Notes, 0.13% to 2.00%, due 04/15/16 to 07/31/20, which had an aggregate value at the Trust level of $969,000,067.

(4)  U.S. Treasury Bonds, 0% to 8.13%, due 11/15/16 to 02/15/44; U.S. Treasury Notes, 0% to 4.63%, due 01/31/16 to 07/15/24, which had an aggregate value at the Trust level of $204,000,004.

(5)  Federal Farm Credit Bank, 0.16% to 3.85%, due 07/09/15 to 10/16/34; Federal Home Loan Bank, 0% to 5.63%, due 06/02/15 to 06/12/37; Federal Home Loan Mortgage Corp., 0%, due 06/29/15 to 05/04/37; Federal National Mortgage Association, 0% to 1.25%, due 07/02/15 to 01/30/17; U.S. Treasury Bonds, 0% to 9.88%, due 11/15/15 to 05/15/37; U.S. Treasury Notes, 0.25% to 3.88%, due 11/30/15 to 05/15/22, which had an aggregate value at the Trust level of $306,000,058.

(6)  U.S. Treasury Bonds, 0%, due 11/15/37 to 05/15/40, which had an aggregate value at the Trust level of $454,006,006.

(7)  U.S. Treasury Bonds, 0% to 5.25%, due 02/15/29 to 05/15/44; U.S. Treasury Notes, 1.88% to 2.13%, due 07/15/19 to 08/31/20, which had an aggregate value at the Trust level of $765,000,068.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds ("ETFs").

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 379

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign, quasi-sovereign and supranational bonds, Covered Bonds, and foreign and domestic investment grade corporate debt securities. Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by both Moody's and Standard and Poor's.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a "cover pool"), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments' issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective. The CDS Funds, which are actively managed, seek to obtain long or inverse exposure to the credit of debt issuers, primarily through the use of derivative instruments.

In connection with its management of certain series of the Trust included in this report (ProShares UltraShort S&P500®, ProShares UltraShort QQQ®, ProShares UltraShort Dow 30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P500®, ProShares UltraPro QQQ, ProShares UltraPro Dow30SM and ProShares UltraPro Financials (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra SmallCap600	127%
UltraPro Dow30SM	236%
UltraPro MidCap400	228%
UltraPro Russell2000	241%
Ultra High Yield	141%
Ultra Investment Grade Corporate	144%

380 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions also may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements".

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 381

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS North American HY Credit ETF and ProShares CDS Short North American HY Credit ETF Funds primarily invest in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps ("CDS") that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS North American HY Credit ETF will normally be a "seller" of credit protection on North American high yield debt issuers through index-based CDS. The ProShares CDS Short North American HY Credit ETF will normally be a "buyer" of credit protection on North American high yield debt issuers through index-based CDS.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. In connection with CDS in which a Fund is a "buyer", the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund's maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a "seller", however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap

382 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as "marking-to-market." The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on May 31, 2015 contractually terminate within 20 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index (except for the CDS Funds, which seek to provide long or inverse exposure to the credit of debt issuers), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the short Euro futures contracts held by ProShares Hedge Replication ETF the primary risk is foreign currency risk. The primary risk for the CDS Funds is credit risk.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 383

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of May 31, 2015

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/Foreign currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Large Cap Core Plus	$20,291,014		Large Cap Core Plus	$6,966,322
		High Yield-Interest Rate Hedged	—		High Yield-Interest Rate Hedged	322,528
		Investment Grade-Interest Rate Hedged	—		Investment Grade-Interest Rate Hedged	497,076
		Hedge Replication ETF	1,488,989		Hedge Replication ETF	130,133
		Merger ETF	59,310		Merger ETF	440,603
		RAFI® Long/Short	348,873		RAFI® Long/Short	12,025,680
		30 Year TIPS/TSY Spread	16,634		30 Year TIPS/TSY Spread	168,481
		CDS North American HY Credit ETF	89,401		CDS North American HY Credit ETF	—
		CDS Short North American HY Credit ETF	—		CDS Short North American HY Credit ETF	97,994
		Short S&P500®	—		Short S&P500®	160,237,162
		Short QQQ®	—		Short QQQ®	45,962,467
		Short Dow30SM	6,530		Short Dow30SM	29,989,992
		Short MidCap400	—		Short MidCap400	7,186,512
		Short Russell2000	280,253		Short Russell2000	40,954,358
		Short SmallCap600	—		Short SmallCap600	1,671,956
		UltraShort S&P500®	—		UltraShort S&P500®	215,597,794
		UltraShort QQQ®	—		UltraShort QQQ®	86,722,004
		UltraShort Dow30SM	49,485		UltraShort Dow30SM	37,643,049
		UltraShort MidCap400	644		UltraShort MidCap400	2,806,613
		UltraShort Russell2000	224,623		UltraShort Russell2000	42,458,412
		UltraShort SmallCap600	8,809		UltraShort SmallCap600	1,422,133
		UltraPro Short S&P500®	775,372		UltraPro Short S&P500®	115,459,500
		UltraPro Short QQQ®	—		UltraPro Short QQQ®	98,868,709
		UltraPro Short Dow30SM	178,429		UltraPro Short Dow30SM	37,302,939
		UltraPro Short MidCap400	9,914		UltraPro Short MidCap400	3,865,079
		UltraPro Short Russell2000	168,975		UltraPro Short Russell2000	24,641,116
		Short Basic Materials	—		Short Basic Materials	170,399
		Short Financials	—		Short Financials	3,843,314

384 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/Foreign currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Short Oil & Gas	$83,306		Short Oil & Gas	$149,904
		Short Real Estate	1,272,703		Short Real Estate	2,285,571
		Short S&P Regional Banking	—		Short S&P Regional Banking	15,461
		UltraShort Basic Materials	—		UltraShort Basic Materials	2,756,911
		UltraShort Nasdaq Biotechnology	—		UltraShort Nasdaq Biotechnology	54,468,809
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	587,411
		UltraShort Consumer Services	—		UltraShort Consumer Services	2,881,173
		UltraShort Financials	—		UltraShort Financials	11,327,899
		UltraShort Gold Miners	414,377		UltraShort Gold Miners	271,971
		UltraShort Junior Miners	263,713		UltraShort Junior Miners	370,622
		UltraShort Health Care	—		UltraShort Health Care	2,164,317
		UltraShort Industrials	—		UltraShort Industrials	2,294,764
		UltraShort Oil & Gas	4,042,198		UltraShort Oil & Gas	5,622,429
		UltraShort Real Estate	209,357		UltraShort Real Estate	8,410,141
		UltraShort Semiconductors	—		UltraShort Semiconductors	2,773,252
		UltraShort Technology	—		UltraShort Technology	3,279,955
		UltraShort Telecommunications	47		UltraShort Telecommunications	149,387
		UltraShort Utilities	52,434		UltraShort Utilities	526,091
		UltraPro Short Financials	—		UltraPro Short Financials	1,747,121
		Short MSCI EAFE	—		Short MSCI EAFE	4,663,133
		Short MSCI Emerging Markets	—		Short MSCI Emerging Markets	22,778,521
		Short FTSE China 50	—		Short FTSE China 50	932,785
		UltraShort MSCI EAFE	—		UltraShort MSCI EAFE	838,543
		UltraShort MSCI Emerging Markets	—		UltraShort MSCI Emerging Markets	9,075,985
		UltraShort FTSE Europe	—		UltraShort FTSE Europe	8,359,456
		UltraShort MSCI Pacific ex-Japan	42,306		UltraShort MSCI Pacific ex-Japan	81,476
		UltraShort MSCI Brazil Capped	5,218,580		UltraShort MSCI Brazil Capped	3,975,490
		UltraShort FTSE China 50	—		UltraShort FTSE China 50	31,225,485

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 385

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/Foreign currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		UltraShort MSCI Japan		—	UltraShort MSCI Japan	$3,813,040
		UltraShort MSCI Mexico Capped IMI	$64,641		UltraShort MSCI Mexico Capped IMI	—
		Short 7-10 Year Treasury	50,907		Short 7-10 Year Treasury	901,975
		Short 20+ Year Treasury	5,843,241		Short 20+ Year Treasury	75,390,547
		Short High Yield	—		Short High Yield	3,183,894
		Short Investment Grade Corporate	—		Short Investment Grade Corporate	179,760
		UltraShort 3-7 Year Treasury	—		UltraShort 3-7 Year Treasury	120,064
		UltraShort 7-10 Year Treasury	78,947		UltraShort 7-10 Year Treasury	12,500,560
		UltraShort 20+ Year Treasury	49,270,592		UltraShort 20+ Year Treasury	308,750,959
		UltraShort TIPS	—		UltraShort TIPS	91,231
		UltraPro Short 20+ Year Treasury	9,982,149		UltraPro Short 20+ Year Treasury	18,375
		Ultra S&P500®	153,684,744		Ultra S&P500®	—
		Ultra QQQ®	65,544,677		Ultra QQQ®	—
		Ultra Dow30SM	36,869,754		Ultra Dow30SM	91,668
		Ultra MidCap400	11,300,156		Ultra MidCap400	51,902,899
		Ultra Russell2000	16,517,072		Ultra Russell2000	39,093,540
		Ultra SmallCap600	6,328,554		Ultra SmallCap600	—
		UltraPro S&P500®	271,343,731		UltraPro S&P500®	—
		UltraPro QQQ®	413,195,967		UltraPro QQQ®	—
		UltraPro Dow30SM	50,364,194		UltraPro Dow30SM	—
		UltraPro MidCap400	15,021,457		UltraPro MidCap400	—
		UltraPro Russell2000	57,038,502		UltraPro Russell2000	—
		Ultra Basic Materials	17,488,293		Ultra Basic Materials	434,242
		Ultra Nasdaq Biotechnology	282,606,578		Ultra Nasdaq Biotechnology	—
		Ultra Consumer Goods	3,717,241		Ultra Consumer Goods	—
		Ultra Consumer Services	6,886,647		Ultra Consumer Services	—
		Ultra Financials	122,417,382		Ultra Financials	—
		Ultra Gold Miners	277,310		Ultra Gold Miners	87,269
		Ultra Junior Miners	446,627		Ultra Junior Miners	195,976
		Ultra Health Care	45,785,249		Ultra Health Care	—

386 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/Foreign currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Ultra Industrials	$5,534,618		Ultra Industrials	—
		Ultra Oil & Gas	4,496,292		Ultra Oil & Gas	$7,674,131
		Ultra Real Estate	56,217,660		Ultra Real Estate	264,555
		Ultra S&P Regional Banking	85,829		Ultra S&P Regional Banking	—
		Ultra Semiconductors	4,308,000		Ultra Semiconductors	—
		Ultra Technology	49,037,332		Ultra Technology	—
		Ultra Telecommunications	1,137,467		Ultra Telecommunications	—
		Ultra Utilities	3,095,625		Ultra Utilities	754,893
		UltraPro Financials	3,499,720		UltraPro Financials	9,831
		Ultra MSCI EAFE	1,101,535		Ultra MSCI EAFE	5,014,720
		Ultra MSCI Emerging Markets	3,282,047		Ultra MSCI Emerging Markets	2,212,861
		Ultra FTSE Europe	5,812,247		Ultra FTSE Europe	65,140
		Ultra MSCI Pacific ex-Japan	303,524		Ultra MSCI Pacific ex-Japan	79,243
		Ultra MSCI Brazil Capped	—		Ultra MSCI Brazil Capped	7,556,190
		Ultra FTSE China 50	27,406,363		Ultra FTSE China 50	1,041,243
		Ultra MSCI Japan	10,503,111		Ultra MSCI Japan	—
		Ultra MSCI Mexico Capped IMI	10,260		Ultra MSCI Mexico Capped IMI	788,737
		Ultra 7-10 Year Treasury	238,661		Ultra 7-10 Year Treasury	5,453,106
		Ultra 20+ Year Treasury	3,232,575		Ultra 20+ Year Treasury	—
		Ultra High Yield	134,128		Ultra High Yield	31,570
		Ultra Investment Grade Corporate	206,345		Ultra Investment Grade Corporate	8,778

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedule of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 387

The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2015

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	Large Cap Core Plus	$(9,175,938)	$8,731,304
		High Yield-Interest Rate Hedged	(3,848,331)	(399,316)
		Investment Grade-Interest Rate Hedged	(5,755,237)	(574,693)
		Hedge Replication ETF	(401,053)	1,110,035
		Merger ETF	81,584	(201,941)
		RAFI® Long/Short	—	(7,294,511)
		30 Year TIPS/TSY Spread	(946,535)	168,773
		CDS North American HY Credit ETF	127,710	89,401
		CDS Short North American HY Credit ETF	(211,395)	(97,994)
		Short S&P500®	(185,988,488)	(28,499,265)
		Short QQQ®	(35,552,130)	(25,618,453)
		Short Dow30SM	(15,882,101)	(12,361,150)
		Short MidCap400	(2,010,876)	(3,454,942)
		Short Russell2000	(32,337,020)	(19,274,199)
		Short SmallCap600	(108,128)	(1,354,735)
		UltraShort S&P500®	(292,514,504)	(25,580,319)
		UltraShort QQQ®	(95,649,258)	(51,163,130)
		UltraShort Dow30SM	(32,557,784)	(11,031,466)
		UltraShort MidCap400	(817,411)	(1,720,226)
		UltraShort Russell2000	(16,621,588)	(31,893,630)
		UltraShort SmallCap600	—	(1,233,650)
		UltraPro Short S&P500®	(138,262,989)	(30,221,212)
		UltraPro Short QQQ®	(122,724,206)	(57,497,322)
		UltraPro Short Dow30SM	(15,995,284)	(17,874,995)
		UltraPro Short MidCap400	(371,421)	(2,192,067)
		UltraPro Short Russell2000	(4,877,170)	(17,613,358)
		Short Basic Materials	(257,733)	228,424
		Short Financials	(5,849,828)	1,624,856
		Short Oil & Gas	(115,195)	216,870
		Short Real Estate	(4,210,352)	3,946,461
		Short S&P Regional Banking	(24,974)	(224,652)
		UltraShort Basic Materials	(2,128,406)	876,649
		UltraShort Nasdaq Biotechnology	(16,262,356)	(50,258,548)
		UltraShort Consumer Goods	(948,691)	409,755
		UltraShort Consumer Services	(1,006,333)	(1,924,172)
		UltraShort Financials	(19,050,735)	(686,173)

388 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	UltraShort Gold Miners	$(166,608)	$142,406
		UltraShort Junior Miners	(106,957)	(106,909)
		UltraShort Health Care	(451,150)	(1,351,754)
		UltraShort Industrials	(89,561)	(1,295,824)
		UltraShort Oil & Gas	1,016,499	10,165,043
		UltraShort Real Estate	(15,671,316)	6,942,408
		UltraShort Semiconductors	(1,677,914)	(1,182,465)
		UltraShort Technology	(291,203)	(1,998,096)
		UltraShort Telecommunications	(30,714)	19,939
		UltraShort Utilities	(1,855,091)	650,943
		UltraPro Short Financials	(921,461)	(846,336)
		Short MSCI EAFE	(3,443,335)	6,936,467
		Short MSCI Emerging Markets	(9,928,886)	(4,664,473)
		Short FTSE China 50	(5,378,866)	996,459
		UltraShort MSCI EAFE	—	(347,946)
		UltraShort MSCI Emerging Markets	(1,339,658)	(3,172,142)
		UltraShort FTSE Europe	(12,478,571)	12,312,888
		UltraShort MSCI Pacific ex-Japan	(123,447)	348,033
		UltraShort MSCI Brazil Capped	1,712,302	7,057,608
		UltraShort FTSE China 50	(28,662,300)	(17,617,331)
		UltraShort MSCI Japan	—	(3,899,700)
		UltraShort MSCI Mexico Capped IMI	(160,948)	294,071
		Short 7-10 Year Treasury	(5,771,548)	2,079,649
		Short 20+ Year Treasury	(268,064,880)	83,310,970
		Short High Yield	(973,064)	(785,503)
		Short Investment Grade Corporate	(260,425)	153,541
		UltraShort 3-7 Year Treasury	(248,416)	4,226
		UltraShort 7-10 Year Treasury	(41,937,372)	8,888,616
		UltraShort 20+ Year Treasury	(1,658,213,947)	661,573,108
		UltraShort TIPS	(633,982)	671,822
		UltraPro Short 20+ Year Treasury	(75,941,995)	30,792,788
		Ultra S&P500®	161,499,673	98,639,523
		Ultra QQQ®	188,481,293	4,316,230
		Ultra Dow30SM	19,396,657	13,566,310
		Ultra MidCap400	(69,889,899)	7,455,074
		Ultra Russell2000	(125,469,083)	67,018,177
		Ultra SmallCap600	(1,090,107)	4,116,837
		UltraPro S&P500®	44,523,816	169,976,323
		UltraPro QQQ®	196,106,152	214,570,797
		UltraPro Dow30SM	(2,029,990)	34,337,524

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 389

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	UltraPro MidCap400	$(282,500)	$10,074,281
		UltraPro Russell2000	591,542	37,295,448
		Ultra Basic Materials	(2,807,106)	(979,285)
		Ultra Nasdaq Biotechnology	21,056,643	233,057,030
		Ultra Consumer Goods	318,169	1,856,950
		Ultra Consumer Services	1,080,955	4,015,697
		Ultra Financials	60,743,871	42,217,516
		Ultra Gold Miners	(652,964)	190,041
		Ultra Junior Miners	(779,490)	250,651
		Ultra Health Care	16,912,883	28,345,205
		Ultra Industrials	110,856	1,929,651
		Ultra Oil & Gas	(7,524,174)	(22,862,815)
		Ultra Real Estate	39,315,491	(12,815,037)
		Ultra S&P Regional Banking	860,182	493,851
		Ultra Semiconductors	10,695,636	(809,946)
		Ultra Technology	3,567,311	25,766,897
		Ultra Telecommunications	(294,602)	173,437
		Ultra Utilities	(37,161)	(348,487)
		UltraPro Financials	3,770,866	(252,752)
		Ultra MSCI EAFE	(2,377,549)	(11,059,170)
		Ultra MSCI Emerging Markets	(318,342)	(3,335,316)
		Ultra FTSE Europe	(1,792,323)	(105,336)
		Ultra MSCI Pacific ex-Japan	484,445	(713,091)
		Ultra MSCI Brazil Capped	(594,779)	(7,452,680)
		Ultra FTSE China 50	2,655,846	25,642,488
		Ultra MSCI Japan	(1,282,335)	7,268,055
		Ultra MSCI Mexico Capped IMI	122,662	(1,514,074)
		Ultra 7-10 Year Treasury	(31,165,156)	(12,237,940)
		Ultra 20+ Year Treasury	1,329,000	950,097
		Ultra High Yield	496,779	(517,190)
		Ultra Investment Grade Corporate	69,789	4,269

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of May 31, 2015, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

390 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and Passive Foreign Investment Companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available Tax Equalization is typically applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Ordinary Income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2014 and October 31, 2013, were as follows:

	Year Ended October 31, 2014				Year Ended October 31, 2013
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
DJ Brookfield Global Infrastructure ETF	$74,726	—	—	$74,726	—	—	—	—
Global Listed Private Equity ETF	569,118	—	—	569,118	$94,263	—	—	$94,263
Large Cap Core Plus	4,182,556	—	—	4,182,556	1,691,315	—	—	1,691,315
S&P 500 Dividend Aristocrats ETF	2,553,630	—	—	2,553,630	—	—	—	—
MSCI EAFE Dividend Growers ETF	8,529	—	—	8,529	—	—	—	—
High Yield-Interest Rate Hedged	5,712,512	—	—	5,712,512	527,341	—	—	527,341
Investment Grade-Interest Rate Hedged	2,172,185	—	—	2,172,185	—	—	—	—
USD Covered Bond	62,673	—	—	62,673	80,359	—	—	80,359
German Sovereign/ Sub-Sovereign ETF	55,853	—	—	55,853	76,536	—	—	76,536
Short Term USD Emerging Markets Bond ETF	392,481	—	—	392,481	—	—	—	—
Hedge Replication ETF	—	—	—	—	29,151	—	—	29,151
Merger ETF	34,972	—	—	34,972	62,492	—	—	62,492
RAFI® Long/Short	693,801	—	—	693,801	277,029	—	—	277,029
30 Year TIPS/TSY Spread	67,926	—	$5,387	73,313	46,779	—	—	46,779
CDS North American HY Credit ETF	25,929	—	—	25,929	—	—	—	—
Ultra S&P500®	6,927,204	—	—	6,927,204	6,601,987	—	—	6,601,987
Ultra QQQ®	1,204,070	—	—	1,204,070	2,148,625	—	—	2,148,625
Ultra Dow30SM	2,112,205	—	—	2,112,205	1,099,623	—	—	1,099,623
Ultra MidCap400	—	—	—	—	373,839	—	—	373,839
UltraPro S&P500®	860,386	—	—	860,386	499,766	—	—	499,766
UltraPro QQQ®	88,052	—	—	88,052	—	—	—	—
UltraPro Dow30SM	606,061	—	—	606,061	181,331	—	—	181,331
Ultra Basic Materials	2,328,960	$2,465,776	—	4,794,736	1,145,928	—	—	1,145,928
Ultra Consumer Goods	129,056	—	—	129,056	101,459	—	—	101,459

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 391

	Year Ended October 31, 2014				Year Ended October 31, 2013
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Consumer Services	$32,474	—	—	$32,474	$49,911	—	—	$49,911
Ultra Financials	4,334,930	—	—	4,334,930	4,097,195	—	—	4,097,195
Ultra Health Care	238,227	—	—	238,227	249,969	—	—	249,969
Ultra Industrials	94,272	—	—	94,272	26,019	—	—	26,019
Ultra Oil & Gas	742,948	—	—	742,948	911,644	—	—	911,644
Ultra Real Estate	3,326,861	—	—	3,326,861	3,309,612	—	—	3,309,612
Ultra S&P Regional Banking	45,327	—	—	45,327	67,680	—	—	67,680
Ultra Semiconductors	199,645	—	—	199,645	296,930	—	—	296,930
Ultra Technology	215,213	—	—	215,213	27,429	—	—	27,429
Ultra Telecommunications	69,724	—	—	69,724	48,865	—	—	48,865
Ultra Utilities	453,444	—	—	453,444	320,291	—	—	320,291
UltraPro Financials	107,308	—	—	107,308	4,266	—	—	4,266
Ultra 7-10 Year Treasury	3,149,248	—	—	3,149,248	—	—	—	—
Ultra 20+ Year Treasury	223,130	—	—	223,130	43,016	—	—	43,016
Ultra High Yield	8,836	—	—	8,836	—	—	—	—
Ultra Investment Grade Corporate	3,648	—	—	3,648	—	—	—	—

At October 31, 2014 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Morningstar Alternatives Solution ETF	—	—	$(40,397)	$88,775
DJ Brookfield Global Infrastructure ETF	$40,730	—	—	(116,462)
Global Listed Private Equity ETF	265,294	—	(106,837)	(690,578)
Large Cap Core Plus	167,211	—	—	24,086,016
S&P 500 Dividend Aristocrats ETF	414,615	—	(228,306)	23,460,764
MSCI EAFE Dividend Growers ETF	3,963	—	(5,224)	(225,712)
High Yield-Interest Rate Hedged	663,326	—	(4,624,812)	(2,539,094)
Investment Grade-Interest Rate Hedged	326,896	—	(5,816,555)	2,507,687
USD Covered Bond	6,247	—	—	18,614
German Sovereign/Sub-Sovereign ETF	—	—	—	(332,761)
Short Term USD Emerging Markets Bond ETF	22,965	—	(72,151)	(4,391)
Hedge Replication ETF	—	—	(55,709)	1,837,461
Merger ETF	—	—	(191,247)	(251,353)
RAFI® Long/Short	3,779	—	(7,418,789)	(3,201,181)
30 Year TIPS/TSY Spread	—	—	(305,488)	(559,400)
CDS North American HY Credit ETF	30,372	—	(15,748)	46,990
CDS Short North American HY Credit ETF	—	—	(79,061)	(51,756)
Short S&P500®	—	—	(2,159,734,587)	(169,744,822)
Short QQQ®	—	—	(293,849,168)	(54,487,364)
Short Dow30SM	—	—	(266,692,652)	(29,037,128)
Short MidCap400	—	—	(55,790,938)	(5,699,355)
392 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short Russell2000	—	—	$(455,431,792)	$(31,081,323)
Short SmallCap600	—	—	(50,621,108)	(836,400)
UltraShort S&P500®	—	—	(5,667,790,695)	(206,581,490)
UltraShort QQQ®	—	—	(1,834,310,214)	(69,446,601)
UltraShort Dow30SM	—	—	(876,265,359)	(45,899,731)
UltraShort MidCap400	—	—	(131,584,128)	(1,741,875)
UltraShort Russell2000	—	—	(1,094,010,882)	(44,598,186)
UltraShort SmallCap600	—	—	(52,372,040)	(697,898)
UltraPro Short S&P500®	—	—	(1,227,514,968)	(117,216,215)
UltraPro Short QQQ®	—	—	(380,916,313)	(107,526,820)
UltraPro Short Dow30SM	—	—	(134,216,460)	(34,967,478)
UltraPro Short MidCap400	—	—	(20,294,352)	(2,002,361)
UltraPro Short Russell2000	—	—	(146,407,915)	(15,970,655)
Short Basic Materials	—	—	(3,466,135)	(387,004)
Short Financials	—	—	(139,268,272)	(7,281,673)
Short Oil & Gas	—	—	(8,980,585)	(198,161)
Short Real Estate	—	—	(16,943,325)	(6,325,253)
Short S&P Regional Banking	—	—	(11,812,014)	77,290
UltraShort Basic Materials	—	—	(279,970,848)	(3,749,761)
UltraShort Nasdaq Biotechnology	—	—	(9,927,916)	(34,247,797)
UltraShort Consumer Goods	—	—	(22,217,900)	(1,192,361)
UltraShort Consumer Services	—	—	(94,911,430)	(1,972,578)
UltraShort Financials	—	—	(1,524,911,619)	(22,502,355)
UltraShort Health Care	—	—	(18,717,954)	(1,769,602)
UltraShort Industrials	—	—	(49,974,250)	(1,827,528)
UltraShort Oil & Gas	—	—	(292,142,802)	(6,062,488)
UltraShort Real Estate	—	—	(3,364,969,435)	(21,225,399)
UltraShort Semiconductors	—	—	(73,820,993)	(2,931,270)
UltraShort Technology	—	—	(70,978,776)	(2,238,038)
UltraShort Telecommunications	—	—	(8,078,833)	(174,368)
UltraShort Utilities	—	—	(15,227,546)	(2,120,152)
UltraPro Short Financials	—	—	(3,004,576)	(1,963,464)
Short MSCI EAFE	—	—	(143,468,205)	(5,846,975)
Short MSCI Emerging Markets	—	—	(229,304,961)	(18,522,470)
Short FTSE China 50	—	—	(8,185,395)	(1,749,794)
UltraShort MSCI EAFE	—	—	(94,447,610)	(185,982)
UltraShort MSCI Emerging Markets	—	—	(703,340,841)	(7,543,185)
UltraShort FTSE Europe	—	—	(205,019,395)	(15,036,921)
UltraShort MSCI Pacific ex-Japan	—	—	(6,256,271)	(382,518)
UltraShort MSCI Brazil Capped	—	—	(15,279,341)	(5,418,296)
UltraShort FTSE China 50	—	—	(721,801,287)	(33,794,378)
UltraShort MSCI Japan	—	—	(26,588,536)	(1,545,085)
UltraShort MSCI Mexico Capped IMI	—	—	(13,372,140)	(328,625)
Short 7-10 Year Treasury	—	—	(4,854,391)	(2,113,348)
Short 20+ Year Treasury	—	—	(378,059,764)	(219,968,298)
Short High Yield	—	—	(15,414,289)	(2,687,912)
Short Investment Grade Corporate	—	—	(903,931)	(251,466)
UltraShort 3-7 Year Treasury	—	—	(983,078)	(112,146)
UltraShort 7-10 Year Treasury	—	—	(251,276,777)	(30,448,474)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 393

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort 20+ Year Treasury	—	—	$(4,229,519,613)	$(1,171,241,832)
UltraShort TIPS	—	—	(953,440)	(556,393)
UltraPro Short 20+ Year Treasury	—	—	(11,061,748)	(37,195,049)
Ultra S&P500®	—	—	—	135,228,711
Ultra QQQ®	—	—	(207,861,337)	219,210,462
Ultra Dow30SM	—	—	(150,445,367)	60,113,887
Ultra MidCap400	—	—	(58,429,304)	(126,981,415)
Ultra Russell2000	—	—	(112,709,933)	(95,027,321)
Ultra SmallCap600	—	—	(44,743)	3,492,272
UltraPro S&P500®	—	—	—	215,639,995
UltraPro QQQ®	—	—	—	397,178,420
UltraPro Dow30SM	—	—	—	37,630,714
UltraPro MidCap400	—	—	—	8,410,986
UltraPro Russell2000	—	—	(337,268)	50,783,540
Ultra Basic Materials	—	—	—	12,470,716
Ultra Nasdaq Biotechnology	—	—	(1,815,519)	146,774,647
Ultra Consumer Goods	—	—	—	4,104,437
Ultra Consumer Services	—	—	—	3,418,091
Ultra Financials	$147,091	—	(2,124,718,878)	235,145,054
Ultra Health Care	—	—	—	41,972,309
Ultra Industrials	—	—	—	4,834,016
Ultra Oil & Gas	—	—	—	9,746,877
Ultra Real Estate	—	—	—	127,579,940
Ultra S&P Regional Banking	—	—	—	(160,485)
Ultra Semiconductors	—	—	(6,063,725)	7,483,100
Ultra Technology	—	—	—	34,360,726
Ultra Telecommunications	—	—	—	1,083,563
Ultra Utilities	16,366	—	(5,859,985)	6,054,887
UltraPro Financials	—	—	—	4,201,352
Ultra MSCI EAFE	—	—	(290,020)	(286,903)
Ultra MSCI Emerging Markets	—	—	(3,469,380)	3,067,282
Ultra FTSE Europe	—	—	(202,473)	1,907,154
Ultra MSCI Pacific ex-Japan	—	—	(17,182)	856,898
Ultra MSCI Brazil Capped	—	—	(9,897,708)	(2,490,123)
Ultra FTSE China 50	—	—	(4,149,435)	6,188,357
Ultra MSCI Japan	—	—	(212,952)	7,401,426
Ultra MSCI Mexico Capped IMI	—	—	(314,484)	1,168,062
Ultra 7-10 Year Treasury	721,950	—	(97,191,944)	(28,801,422)
Ultra 20+ Year Treasury	64,262	—	(1,096,696)	5,240,211
Ultra High Yield	—	—	—	23,996
Ultra Investment Grade Corporate	—	—	(907)	177,093

394 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses resulted in the following reclassifications, as of October 31, 2014 (the Funds' tax year end), among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
DJ Brookfield Global Infrastructure ETF	$(1,385)	$(564,735)	$566,120
Global Listed Private Equity ETF	172,219	(330,526)	158,307
Large Cap Core Plus	—	(60,947,298)	60,947,298
S&P 500 Dividend Aristocrats ETF	595	—	(595)
MSCI EAFE Dividend Growers ETF	(1,675)	1,675	—
High Yield-Interest Rate Hedged	—	(11,818)	11,818
USD Covered Bond	—	(13,148)	13,148
German Sovereign/Sub-Sovereign ETF	15,846	(106,325)	90,479
Short Term USD Emerging Markets Bond ETF	—	(22,075)	22,075
Hedge Replication ETF	302,352	(612,323)	309,971
Merger ETF	(12,994)	(21,850)	34,844
RAFI® Long/Short	—	(5,840,124)	5,840,124
30 Year TIPS/TSY Spread	—	(49,413)	49,413
CDS Short North American HY Credit ETF	29,159	(29,159)	—
Short S&P500®	15,552,999	—	(15,552,999)
Short QQQ®	1,661,560	—	(1,661,560)
Short Dow30SM	2,479,722	—	(2,479,722)
Short MidCap400	237,386	—	(237,386)
Short Russell2000	3,677,039	—	(3,677,039)
Short SmallCap600	371,151	—	(371,151)
UltraShort S&P500®	15,694,506	—	(15,694,506)
UltraShort QQQ®	3,747,897	—	(3,747,897)
UltraShort Dow30SM	2,451,742	—	(2,451,742)
UltraShort MidCap400	157,468	—	(157,468)
UltraShort Russell2000	2,693,805	—	(2,693,805)
UltraShort SmallCap600	56,466	—	(56,466)
UltraPro Short S&P500®	4,725,212	—	(4,725,212)
UltraPro Short QQQ®	1,749,746	—	(1,749,746)
UltraPro Short Dow30SM	989,796	—	(989,796)
UltraPro Short MidCap400	55,138	—	(55,138)
UltraPro Short Russell2000	597,745	—	(597,745)
Short Basic Materials	41,967	—	(41,967)
Short Financials	383,348	—	(383,348)
Short Oil & Gas	36,099	—	(36,099)
Short Real Estate	347,067	—	(347,067)
Short S&P Regional Banking	20,012	—	(20,012)
UltraShort Basic Materials	284,177	—	(284,177)
UltraShort Nasdaq Biotechnology	52,632	—	(52,632)
UltraShort Consumer Goods	35,487	—	(35,487)
UltraShort Consumer Services	50,873	—	(50,873)
UltraShort Financials	1,156,256	—	(1,156,256)
UltraShort Health Care	30,626	—	(30,626)
UltraShort Industrials	41,475	—	(41,475)
UltraShort Oil & Gas	627,071	—	(627,071)
UltraShort Real Estate	605,718	—	(605,718)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 395

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
UltraShort Semiconductors	$95,805	—	$(95,805)
UltraShort Technology	73,227	—	(73,227)
UltraShort Telecommunications	12,259	—	(12,259)
UltraShort Utilities	32,597	—	(32,597)
UltraPro Short Financials	20,956	—	(20,956)
Short MSCI EAFE	975,283	—	(975,283)
Short MSCI Emerging Markets	2,273,509	—	(2,273,509)
Short FTSE China 50	50,616	—	(50,616)
UltraShort MSCI EAFE	82,080	—	(82,080)
UltraShort MSCI Emerging Markets	668,591	—	(668,591)
UltraShort FTSE Europe	585,173	—	(585,173)
UltraShort MSCI Pacific ex-Japan	12,378	—	(12,378)
UltraShort MSCI Brazil Capped	134,937	—	(134,937)
UltraShort FTSE China 50	1,129,568	—	(1,129,568)
UltraShort MSCI Japan	88,932	—	(88,932)
UltraShort MSCI Mexico Capped IMI	15,339	—	(15,339)
Short 7-10 Year Treasury	352,391	—	(352,391)
Short 20+ Year Treasury	11,328,898	—	(11,328,898)
Short High Yield	510,529	—	(510,529)
Short Investment Grade Corporate	32,505	—	(32,505)
UltraShort 3-7 Year Treasury	41,182	—	(41,182)
UltraShort 7-10 Year Treasury	2,783,226	—	(2,783,226)
UltraShort 20+ Year Treasury	33,569,586	—	(33,569,586)
UltraShort TIPS	75,327	—	(75,327)
UltraPro Short 20+ Year Treasury	653,072	—	(653,072)
Ultra S&P500®	(10,170,635)	$(414,627,386)	424,798,021
Ultra QQQ®	616,239	(64,166,522)	63,550,283
Ultra Dow30SM	36,069	(13,511,796)	13,475,727
Ultra MidCap400	127,527	49,474,550	(49,602,077)
Ultra Russell2000	2,951,233	5,174,328	(8,125,561)
Ultra SmallCap600	129,482	(8,021,705)	7,892,223
UltraPro S&P500®	(760,177)	(239,819,956)	240,580,133
UltraPro QQQ®	650,190	(119,808,368)	119,158,178
UltraPro Dow30SM	(203,793)	(36,506,066)	36,709,859
UltraPro MidCap400	11,608	(9,624,182)	9,612,574
UltraPro Russell2000	487,558	(44,930,346)	44,442,788
Ultra Basic Materials	(191,934)	(34,028,998)	34,220,932
Ultra Nasdaq Biotechnology	907,285	(68,427,133)	67,519,848
Ultra Consumer Goods	(34,632)	(2,846,194)	2,880,826
Ultra Consumer Services	2,316	(6,691,640)	6,689,324
Ultra Financials	—	(62,722,835)	62,722,835
Ultra Health Care	46,712	(28,737,487)	28,690,775
Ultra Industrials	(73,543)	(10,076,842)	10,150,385
Ultra Oil & Gas	(152,224)	(20,026,866)	20,179,090
Ultra Real Estate	19,350	(25,016,652)	24,997,302
Ultra S&P Regional Banking	(71,283)	(1,164,427)	1,235,710
Ultra Semiconductors	39,796	(3,266,110)	3,226,314
Ultra Technology	(34,286)	(53,031,510)	53,065,796
Ultra Telecommunications	27,840	(497,048)	469,208
Ultra Utilities	—	(524,632)	524,632

396 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
UltraPro Financials	$(7,908)	$(8,182,918)	$8,190,826
Ultra MSCI EAFE	110,550	(2,554,165)	2,443,615
Ultra MSCI Emerging Markets	355,779	—	(355,779)
Ultra FTSE Europe	125,563	(3,292,503)	3,166,940
Ultra MSCI Pacific ex-Japan	25,993	(811,452)	785,459
Ultra MSCI Brazil Capped	95,145	—	(95,145)
Ultra FTSE China 50	372,450	—	(372,450)
Ultra MSCI Japan	292,993	(3,166,108)	2,873,115
Ultra MSCI Mexico Capped IMI	42,799	—	(42,799)
Ultra 7-10 Year Treasury	—	(2,663,749)	2,663,749
Ultra 20+ Year Treasury	—	(618,181)	618,181
Ultra High Yield	2,098	(972,848)	970,750
Ultra Investment Grade Corporate	2,284	(25,526)	23,242

As of October 31, 2014, the Funds' tax year end, the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

At October 31, 2014, the following Funds had available CLCFs:

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No expiration date	Total
Morningstar Alternatives Solution ETF	—	—	—	—	$39,269	$39,269
Global Listed Private Equity ETF	—	—	—	—	106,837	106,837
S&P 500 Dividend Aristocrats ETF	—	—	—	—	228,306	228,306
MSCI EAFE Dividend Growers ETF	—	—	—	—	5,224	5,224
High Yield-Interest Rate Hedged	—	—	—	—	4,624,812	4,624,812
Investment Grade-Interest Rate Hedged	—	—	—	—	5,816,555	5,816,555
Short Term USD Emerging Markets Bond ETF	—	—	—	—	72,151	72,151
Merger ETF	—	—	—	—	189,788	189,788
RAFI® Long/Short	—	—	—	$1,128,449	6,290,340	7,418,789
30 Year TIPS/TSY Spread	—	—	—	—	305,488	305,488
CDS North American HY Credit ETF	—	—	—	—	15,748	15,748
Short S&P500®	—	$275,479,255	$396,002,468	299,866,646	1,176,491,431	2,147,839,800
Short QQQ®	—	46,413,351	59,184,627	61,405,117	125,128,286	292,131,381
Short Dow30SM	—	27,666,267	74,285,143	36,036,617	126,526,260	264,514,287
Short MidCap400	—	14,091,075	16,663,813	4,855,600	19,578,075	55,188,563
Short Russell2000	—	30,602,995	85,827,210	47,621,957	286,123,345	450,175,507
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	27,171,136	50,544,135
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	2,207,245,222	5,656,701,161
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	596,598,934	1,831,473,392
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	258,925,701	874,525,195
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	38,524,018	131,491,240

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 397

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No expiration date	Total
UltraShort Russell2000	—	$197,617,837	$371,431,305	$109,741,367	$413,064,711	$1,091,855,220
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	17,129,124	52,315,935
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	974,765,048	1,223,622,879
UltraPro Short QQQ®	—	—	13,723,268	33,201,124	331,855,899	378,780,291
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	119,456,253	133,295,907
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	16,086,414	20,232,199
UltraPro Short Russell2000	—	—	13,054,940	5,215,974	127,541,318	145,812,232
Short Basic Materials	—	—	429,630	—	3,026,326	3,455,956
Short Financials	—	46,207,656	34,680,899	—	58,208,453	139,097,008
Short Oil & Gas	—	1,584,332	2,720,603	2,060,582	2,601,139	8,966,656
Short Real Estate	—	—	3,968,005	433,111	12,292,880	16,693,996
Short S&P Regional Banking	—	—	475,909	8,353,085	2,970,121	11,799,115
UltraShort Basic Materials	—	99,100,007	110,459,179	3,390,037	66,903,872	279,853,095
UltraShort Nasdaq Biotechnology	—	—	416,580	—	9,114,845	9,531,425
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	4,365,138	22,181,324
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	12,535,248	94,855,392
UltraShort Financials	—	884,851,934	249,724,456	—	389,710,671	1,524,287,061
UltraShort Health Care	—	10,002,522	2,787,142	767,590	5,141,298	18,698,552
UltraShort Industrials	—	17,061,076	21,300,428	—	11,571,859	49,933,363
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	84,903,490	291,765,031
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	160,191,718	3,364,609,222
UltraShort Semiconductors	—	28,767,489	21,740,228	7,733,357	15,544,323	73,785,397
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	10,413,868	70,940,811
UltraShort Telecommunications	—	5,230,287	682,434	—	2,159,223	8,071,944
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	2,694,233	15,190,868
UltraPro Short Financials	—	—	—	—	2,974,627	2,974,627
Short MSCI EAFE	—	32,745,434	18,597,569	312,450	90,762,262	142,417,715
Short MSCI Emerging Markets	—	39,141,253	71,205,636	17,217,308	99,769,316	227,333,513
Short FTSE China 50	—	—	1,040,187	—	7,045,772	8,085,959
UltraShort MSCI EAFE	—	67,426,453	7,928,513	3,521,302	15,530,525	94,406,793
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	113,481,027	702,956,217
UltraShort FTSE Europe	—	3,795,429	34,453,744	9,069,132	157,431,497	204,749,802
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	1,685,045	6,241,453
UltraShort MSCI Brazil Capped	—	—	15,130,574	—	—	15,130,574
UltraShort FTSE China 50	—	431,145,308	131,146,062	—	158,773,287	721,064,657
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	10,750,612	26,499,540
UltraShort MSCI Mexico Capped IMI	—	6,041,732	5,186,144	166,558	1,969,272	13,363,706
Short 7-10 Year Treasury	—	—	—	—	4,283,162	4,283,162
Short 20+ Year Treasury	—	228,972	56,583,949	84,404,610	225,178,951	366,396,482
Short High Yield	—	—	—	—	14,999,834	14,999,834
Short Investment Grade Corporate	—	—	—	—	870,076	870,076

398 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No expiration date	Total
UltraShort 3-7 Year Treasury	—	—	—	—	$952,195	$952,195
UltraShort 7-10 Year Treasury	$5,030,158	$249,611	$28,917,167	$143,647,522	71,116,932	248,961,390
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	2,867,870,854	4,197,734,381
UltraShort TIPS	—	—	—	—	855,307	855,307
UltraPro Short 20+ Year Treasury	—	—	—	—	10,145,192	10,145,192
Ultra QQQ®	—	207,861,337	—	—	—	207,861,337
Ultra Dow30SM	—	150,445,367	—	—	—	150,445,367
Ultra MidCap400	—	—	—	—	57,658,325	57,658,325
Ultra Russell2000	—	5,956,450	—	—	106,753,483	112,709,933
Ultra Financials	669,002,263	1,407,263,015	—	48,453,600	—	2,124,718,878
Ultra Semiconductors	—	6,063,725	—	—	—	6,063,725
Ultra Utilities	—	5,859,985	—	—	—	5,859,985
Ultra MSCI Emerging Markets	—	—	—	—	3,133,869	3,133,869
Ultra MSCI Brazil Capped	—	—	542,934	628,038	8,666,389	9,837,361
Ultra FTSE China 50	—	—	173,812	—	3,655,292	3,829,104
Ultra MSCI Mexico Capped IMI	—	—	—	77,432	188,683	266,115
Ultra 7-10 Year Treasury	—	—	—	—	97,191,944	97,191,944
Ultra 20+ Year Treasury	—	—	—	—	1,096,696	1,096,696

At October 31, 2014, the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2014, the first day of the following tax year:

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
Morningstar Alternatives Solution ETF	—	$1,128
Global Listed Private Equity ETF	$1,922	—
Large Cap Core Plus	892,844	—
Hedge Replication ETF	—	55,709
Merger ETF	238,697	1,459
CDS Short North American HY Credit ETF	—	79,061
Short S&P500®	—	11,894,787
Short QQQ®	—	1,717,787
Short Dow30SM	—	2,178,365
Short MidCap400	—	602,375
Short Russell2000	—	5,256,285
Short SmallCap600	—	76,973
UltraShort S&P500®	—	11,089,534
UltraShort QQQ®	—	2,836,822
UltraShort Dow30SM	—	1,740,164
UltraShort MidCap400	—	92,888
UltraShort Russell2000	—	2,155,662
UltraShort SmallCap600	—	56,105
UltraPro Short S&P500®	—	3,892,089
UltraPro Short QQQ®	—	2,136,022
UltraPro Short Dow30SM	—	920,553

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 399

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
UltraPro Short MidCap400	—	$62,153
UltraPro Short Russell2000	—	595,683
Short Basic Materials	—	10,179
Short Financials	—	171,264
Short Oil & Gas	—	13,929
Short Real Estate	$277,905	249,329
Short S&P Regional Banking	—	12,899
UltraShort Basic Materials	—	117,753
UltraShort Nasdaq Biotechnology	—	396,491
UltraShort Consumer Goods	—	36,576
UltraShort Consumer Services	—	56,038
UltraShort Financials	—	624,558
UltraShort Health Care	—	19,402
UltraShort Industrials	—	40,887
UltraShort Oil & Gas	—	377,771
UltraShort Real Estate	1,534,013	360,213
UltraShort Semiconductors	—	35,596
UltraShort Technology	—	37,965
UltraShort Telecommunications	—	6,889
UltraShort Utilities	—	36,678
UltraPro Short Financials	—	29,949
Short MSCI EAFE	—	1,050,490
Short MSCI Emerging Markets	—	1,971,448
Short FTSE China 50	—	99,436
UltraShort MSCI EAFE	—	40,817
UltraShort MSCI Emerging Markets	—	384,624
UltraShort FTSE Europe	—	269,593
UltraShort MSCI Pacific ex-Japan	—	14,818
UltraShort MSCI Brazil Capped	2,007,711	148,767
UltraShort FTSE China 50	—	736,630
UltraShort MSCI Japan	—	88,996
UltraShort MSCI Mexico Capped IMI	—	8,434
Short 7-10 Year Treasury	—	571,229
Short 20+ Year Treasury	34,147,281	11,663,282
Short High Yield	—	414,455
Short Investment Grade Corporate	—	33,855
UltraShort 3-7 Year Treasury	—	30,883
UltraShort 7-10 Year Treasury	1,542,525	2,315,387
UltraShort 20+ Year Treasury	127,893,294	31,785,232
UltraShort TIPS	—	98,133
UltraPro Short 20+ Year Treasury	—	916,556
Ultra S&P500®	224,902,494	—
Ultra QQQ®	149,836,717	—
Ultra Dow30SM	26,182,761	—
Ultra MidCap400	—	770,979
Ultra SmallCap600	—	44,743
UltraPro Russell2000	—	337,268
Ultra Nasdaq Biotechnology	128,779	1,815,519
Ultra Financials	73,052,113	—
Ultra S&P Regional Banking	1,249,777	—

400 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
Ultra Semiconductors	$9,179,140	—
Ultra Utilities	715,398	—
Ultra MSCI EAFE	—	$290,020
Ultra MSCI Emerging Markets	—	335,511
Ultra FTSE Europe	222,524	202,473
Ultra MSCI Pacific ex-Japan	41,480	17,182
Ultra MSCI Brazil Capped		60,347
Ultra FTSE China 50	3,254,292	320,331
Ultra MSCI Japan	1,410,349	212,952
Ultra MSCI Mexico Capped IMI	427,228	48,369
Ultra Investment Grade Corporate	—	907

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the year ended May 31, 2015, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Morningstar Alternatives Solution ETF**	0.07%	0.10%	$8,761	$12,516	$107,082	0.95%	September 30, 2016
DJ Brookfield Global Infrastructure ETF	0.45	0.10	88,978	19,773	42,319	0.45	September 30, 2015
Global Listed Private Equity ETF	0.50	0.10	58,411	11,682	84,873	0.60	September 30, 2015
Large Cap Core Plus	0.75	0.10	2,335,651	—	—	0.45	September 30, 2015
S&P 500 Dividend Aristocrats ETF	0.35	0.10	1,021,273	—	—	0.35	September 30, 2015
S&P MidCap 400 Dividend Aristocrats ETF	0.40	0.10	7,358	1,839	36,448	0.40	September 30, 2016
Russell 2000 Dividend Growers ETF	0.40	0.10	5,321	1,330	29,736	0.40	September 30, 2016
MSCI EAFE Dividend Growers ETF	0.50	0.10	20,490	4,098	37,307	0.50	September 30, 2015

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 401

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
High Yield-Interest Rate Hedged	0.50%	0.10%	$449,524	—	—	0.50%	September 30, 2015
Investment Grade-Interest Rate Hedged	0.30	0.10	345,458	$29,729	—	0.30	September 30, 2015
USD Covered Bond	0.35	0.10	23,406	6,687	$115,532	0.35	September 30, 2015
German Sovereign/Sub-Sovereign ETF	0.35	0.10	18,566	5,304	137,461	0.45	September 30, 2015
Short Term USD Emerging Markets Bond ETF	0.50	0.10	43,006	8,601	57,346	0.50	September 30, 2015
Hedge Replication ETF	0.75	0.10	271,161	36,154	94,281	0.95	September 30, 2015
Merger ETF	0.75	0.10	28,643	3,819	127,366	0.75	September 30, 2015
RAFI® Long/Short	0.75	0.10	128,317	—	—	0.95	September 30, 2015
30 Year TIPS/TSY Spread	0.55	0.10	24,293	4,417	100,595	0.75	September 30, 2015
CDS North American HY Credit ETF	0.65	0.10	31,723	4,880	21,498	0.50	September 30, 2015
CDS Short North American HY Credit ETF	0.65	0.10	45,232	6,959	14,017	0.50	September 30, 2015
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015
Short QQQ®	0.75	0.10	225,884	—	—	0.95	September 30, 2015
Short Dow30SM	0.75	0.10	121,176	—	—	0.95	September 30, 2015
Short MidCap400	0.75	0.10	77,384	—	—	0.95	September 30, 2015
Short Russell2000	0.75	0.10	412,476	—	—	0.95	September 30, 2015
Short SmallCap600	0.75	0.10	82,742	—	—	0.95	September 30, 2015
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015
UltraShort QQQ®	0.75	0.10	326,024	—	—	0.95	September 30, 2015
UltraShort Dow30SM	0.75	0.10	129,883	—	—	0.95	September 30, 2015
UltraShort MidCap400	0.75	0.10	75,401	10,053	3,004	0.95	September 30, 2015
UltraShort Russell2000	0.75	0.10	232,934	—	—	0.95	September 30, 2015
UltraShort SmallCap600	0.75	0.10	44,139	5,887	37,477	0.95	September 30, 2015
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015
UltraPro Short QQQ®	0.75	0.10	293,414	—	—	0.95	September 30, 2015
UltraPro Short Dow30SM	0.75	0.10	102,466	—	—	0.95	September 30, 2015
UltraPro Short MidCap400	0.75	0.10	53,104	7,083	27,882	0.95	September 30, 2015
UltraPro Short Russell2000	0.75	0.10	142,180	—	—	0.95	September 30, 2015
Short Basic Materials	0.75	0.10	9,403	1,254	78,695	0.95	September 30, 2015
Short Financials	0.75	0.10	89,390	—	—	0.95	September 30, 2015
Short Oil & Gas	0.75	0.10	20,395	2,719	68,510	0.95	September 30, 2015
Short Real Estate	0.75	0.10	92,228	—	—	0.95	September 30, 2015
Short S&P Regional Banking	0.75	0.10	10,469	1,396	77,172	0.95	September 30, 2016
UltraShort Basic Materials	0.75	0.10	91,169	—	—	0.95	September 30, 2015
UltraShort Nasdaq Biotechnology	0.75	0.10	144,658	—	—	0.95	September 30, 2015
UltraShort Consumer Goods	0.75	0.10	21,670	2,889	64,866	0.95	September 30, 2015
UltraShort Consumer Services	0.75	0.10	48,739	6,499	39,529	0.95	September 30, 2015
UltraShort Financials	0.75	0.10	115,130	—	—	0.95	September 30, 2015
UltraShort Gold Miners	0.75	0.10	8,533	1,137	20,550	0.95	September 30, 2016
UltraShort Junior Miners	0.75	0.10	8,370	1,114	26,642	0.95	September 30, 2016
UltraShort Health Care	0.75	0.10	20,117	2,687	69,389	0.95	September 30, 2015
UltraShort Industrials	0.75	0.10	34,298	4,573	56,931	0.95	September 30, 2015
UltraShort Oil & Gas	0.75	0.10	91,962	—	—	0.95	September 30, 2015
UltraShort Real Estate	0.75	0.10	138,022	—	—	0.95	September 30, 2015
UltraShort Semiconductors	0.75	0.10	32,333	4,313	54,618	0.95	September 30, 2015
UltraShort Technology	0.75	0.10	43,048	5,740	45,643	0.95	September 30, 2015
UltraShort Telecommunications	0.75	0.10	2,967	396	85,788	0.95	September 30, 2015

402 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort Utilities	0.75%	0.10%	$40,904	$5,454	$46,675	0.95%	September 30, 2015
UltraPro Short Financials	0.75	0.10	29,270	3,904	52,271	0.95	September 30, 2015
Short MSCI EAFE	0.75	0.10	86,479	—	—	0.95	September 30, 2015
Short MSCI Emerging Markets	0.75	0.10	83,849	—	—	0.95	September 30, 2015
Short FTSE China 50	0.75	0.10	64,595	8,613	31,415	0.95	September 30, 2015
UltraShort MSCI EAFE	0.75	0.10	41,089	5,479	44,712	0.95	September 30, 2015
UltraShort MSCI Emerging Markets	0.75	0.10	102,712	—	—	0.95	September 30, 2015
UltraShort FTSE Europe	0.75	0.10	88,869	—	—	0.95	September 30, 2015
UltraShort MSCI Pacific ex-Japan	0.75	0.10	12,422	1,656	86,147	0.95	September 30, 2015
UltraShort MSCI Brazil Capped	0.75	0.10	88,456	—	—	0.95	September 30, 2015
UltraShort FTSE China 50	0.75	0.10	148,549	—	—	0.95	September 30, 2015
UltraShort MSCI Japan	0.75	0.10	85,600	6,947	—	0.95	September 30, 2015
UltraShort MSCI Mexico Capped IMI	0.75	0.10	8,164	1,088	79,698	0.95	September 30, 2015
Short 7-10 Year Treasury	0.75	0.10	80,686	—	—	0.95	September 30, 2015
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2015
Short High Yield	0.75	0.10	91,666	—	—	0.95	September 30, 2015
Short Investment Grade Corporate	0.75	0.10	21,603	2,880	84,857	0.95	September 30, 2015
UltraShort 3-7 Year Treasury	0.75	0.10	28,014	3,735	53,512	0.95	September 30, 2015
UltraShort 7-10 Year Treasury	0.75	0.10	74,508	—	—	0.95	September 30, 2015
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2015
UltraShort TIPS	0.75	0.10	87,470	5,378	—	0.95	September 30, 2015
UltraPro Short 20+ Year Treasury	0.75	0.10	77,317	—	—	0.95	September 30, 2015
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015
Ultra QQQ®	0.75	0.10	575,014	—	—	0.95	September 30, 2015
Ultra Dow30SM	0.75	0.10	108,494	—	—	0.95	September 30, 2015
Ultra MidCap400	0.75	0.10	37,442	—	—	0.95	September 30, 2015
Ultra Russell2000	0.75	0.10	495,676	—	—	0.95	September 30, 2015
Ultra SmallCap600	0.75	0.10	119,434	—	—	0.95	September 30, 2015
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2015
UltraPro QQQ®	0.75	0.10	622,368	—	—	0.95	September 30, 2015
UltraPro Dow30SM	0.75	0.10	124,552	—	—	0.95	September 30, 2015
UltraPro MidCap400	0.75	0.10	111,917	—	—	0.95	September 30, 2015
UltraPro Russell2000	0.75	0.10	517,734	—	—	0.95	September 30, 2015
Ultra Basic Materials	0.75	0.10	134,999	—	—	0.95	September 30, 2015
Ultra Nasdaq Biotechnology	0.75	0.10	454,152	—	—	0.95	September 30, 2015
Ultra Consumer Goods	0.75	0.10	127,379	—	—	0.95	September 30, 2015
Ultra Consumer Services	0.75	0.10	125,555	—	—	0.95	September 30, 2015
Ultra Financials	0.75	0.10	88,008	—	—	0.95	September 30, 2015
Ultra Gold Miners	0.75	0.10	6,598	883	22,912	0.95	September 30, 2016
Ultra Junior Miners	0.75	0.10	8,433	1,126	27,288	0.95	September 30, 2016
Ultra Health Care	0.75	0.10	129,003	—	—	0.95	September 30, 2015
Ultra Industrials	0.75	0.10	124,090	—	—	0.95	September 30, 2015
Ultra Oil & Gas	0.75	0.10	169,013	—	—	0.95	September 30, 2015
Ultra Real Estate	0.75	0.10	132,447	—	—	0.95	September 30, 2015
Ultra S&P Regional Banking	0.75	0.10	65,579	8,740	54,733	0.95	September 30, 2016
Ultra Semiconductors	0.75	0.10	120,720	—	—	0.95	September 30, 2015
Ultra Technology	0.75	0.10	146,554	—	—	0.95	September 30, 2015
Ultra Telecommunications	0.75	0.10	51,003	6,800	66,537	0.95	September 30, 2015
Ultra Utilities	0.75	0.10	126,215	—	—	0.95	September 30, 2015
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 403

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraPro Financials	0.75%	0.10%	$102,618	$13,682	$29,041	0.95%	September 30, 2015
Ultra MSCI EAFE	0.75	0.10	82,493	—	—	0.95	September 30, 2015
Ultra MSCI Emerging Markets	0.75	0.10	99,840	—	—	0.95	September 30, 2015
Ultra FTSE Europe	0.75	0.10	80,967	—	—	0.95	September 30, 2015
Ultra MSCI Pacific ex-Japan	0.75	0.10	15,430	2,057	68,393	0.95	September 30, 2015
Ultra MSCI Brazil Capped	0.75	0.10	62,503	8,348	19,007	0.95	September 30, 2015
Ultra FTSE China 50	0.75	0.10	117,071	—	—	0.95	September 30, 2015
Ultra MSCI Japan	0.75	0.10	81,391	—	—	0.95	September 30, 2015
Ultra MSCI Mexico Capped IMI	0.75	0.10	44,189	5,892	41,057	0.95	September 30, 2015
Ultra 7-10 Year Treasury	0.75	0.10	231,710	—	—	0.95	September 30, 2015
Ultra 20+ Year Treasury	0.75	0.10	116,825	—	—	0.95	September 30, 2015
Ultra High Yield	0.75	0.10	23,243	3,099	127,334	0.95	September 30, 2015
Ultra Investment Grade Corporate	0.75	0.10	22,703	3,027	115,116	0.95	September 30, 2015

*  Indicates the Investment Advisory Fee Rate incurred for the period ended May 31, 2015. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints effective October 1, 2014 and for a period of three years thereafter: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. Prior to October 1, 2014, Funds with a maximum fee rate of 0.75% were subject to the following breakpoints: 0.75% of the first $5.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $9.5 billion.

**  The Advisor has agreed to waive Investment Advisory and Management Services fees for the Morningstar Alternatives Solution ETF through October 31, 2016. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. Additionally, the expense limitation of 0.95% is inclusive of Acquired Fund Fees and Expenses ("AFFE") for this Fund. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

For each Fund, except as footnoted below, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2015, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2015	2016	2017	2018	2019	2020	Recoupment
Morningstar Alternatives Solution ETF*	—	—	—	—	—	$107,081	$107,081
DJ Brookfield Global Infrastructure ETF	—	—	—	—	$69,660	123,077	192,737
Global Listed Private Equity ETF	—	—	—	$90,109	156,677	51,479	298,265
Large Cap Core Plus	$204,973	$130,792	$149,288	564,647	1,453,161	1,758,274	4,261,135
S&P 500 Dividend Aristocrats ETF	—	—	—	—	373,347	843,544	1,216,891
S&P MidCap 400 Dividend Aristocrats ETF	—	—	—	—	—	45,645	45,645
Russell 2000 Dividend Growers ETF	—	—	—	—	—	36,387	36,387
MSCI EAFE Dividend Growers ETF	—	—	—	—	8,528	53,367	61,895
High Yield-Interest Rate Hedged**	—	101,529	404,601	255,273	—	—	761,403
Investment Grade-Interest Rate Hedged	—	—	—	—	250,782	255,390	506,172
USD Covered Bond	—	—	62,222	89,050	147,092	97,862	396,226
German Sovereign/ Sub-Sovereign ETF	—	—	72,952	128,282	174,307	106,921	482,462
Short Term USD Emerging Markets Bond ETF	—	—	—	—	115,550	61,537	177,087
Hedge Replication ETF	—	20,348	179,393	204,436	234,815	326,046	965,038
Merger ETF	—	—	—	119,184	169,726	47,876	336,786

404 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2015	2016	2017	2018	2019	2020	Recoupment
RAFI® Long/Short	—	$78,337	$110,891	$114,748	$130,506	$88,982	$523,464
30 Year TIPS/TSY Spread	—	—	57,238	99,580	127,976	88,078	372,872
CDS North American HY Credit ETF	—	—	—	—	12,012	46,089	58,101
CDS Short North American HY Credit ETF	—	—	—	—	13,834	52,374	66,208
Short QQQ®	$249,007	256,015	225,411	199,842	183,455	159,307	1,273,037
Short Dow30SM	126,493	99,409	72,664	105,984	85,730	92,937	583,217
Short MidCap400	91,606	87,771	66,719	75,404	46,552	72,270	440,322
Short Russell2000	249,967	291,537	369,089	323,363	343,588	285,429	1,862,973
Short SmallCap600	88,782	93,130	65,844	73,138	82,583	54,038	457,515
UltraShort QQQ®	684,875	524,575	441,019	323,315	276,534	222,277	2,472,595
UltraShort Dow30SM	137,009	78,468	74,164	104,635	87,817	97,090	579,183
UltraShort MidCap400	88,298	92,348	55,992	75,207	81,399	60,123	453,367
UltraShort Russell2000	433,918	358,809	306,432	308,759	211,140	155,318	1,774,376
UltraShort SmallCap600	98,313	106,439	75,266	86,443	82,593	59,443	508,497
UltraPro Short QQQ®	75,950	154,732	150,137	220,132	248,710	206,394	1,056,055
UltraPro Short Dow30SM	55,242	88,841	69,948	100,619	81,395	76,589	472,634
UltraPro Short MidCap400	44,676	69,199	87,998	93,027	84,692	59,766	439,358
UltraPro Short Russell2000	55,364	103,175	108,362	130,097	114,253	101,700	612,951
Short Basic Materials	40,821	61,632	91,429	92,961	84,361	60,444	431,648
Short Financials	106,960	96,570	78,910	94,714	78,620	58,778	514,552
Short Oil & Gas	109,018	112,849	91,956	85,594	83,999	62,749	546,165
Short Real Estate	47,276	77,905	81,882	92,032	81,400	64,109	444,604
Short S&P Regional Banking	48,117	74,764	85,432	89,463	83,987	60,321	442,084
UltraShort Basic Materials	121,376	93,729	123,469	56,367	77,153	61,847	533,941
UltraShort Nasdaq Biotechnology	43,366	58,723	92,655	105,368	86,262	111,739	498,113
UltraShort Consumer Goods	102,795	113,333	92,430	88,502	84,323	60,705	542,088
UltraShort Consumer Services	96,627	100,759	92,694	89,557	83,711	66,219	529,567
UltraShort Financials	136,714	57,864	97,996	114,645	77,065	82,210	566,494
UltraShort Gold Miners	—	—	—	—	—	30,220	30,220
UltraShort Junior Miners	—	—	—	—	—	36,126	36,126
UltraShort Health Care	106,298	115,922	92,201	87,750	84,447	63,501	550,119
UltraShort Industrials	97,750	113,792	90,038	88,318	84,088	67,125	541,111
UltraShort Oil & Gas	132,327	97,979	82,425	92,340	68,373	63,249	536,693
UltraShort Real Estate	144,339	107,158	145,256	116,965	76,577	105,152	695,447
UltraShort Semiconductors	103,156	112,322	81,478	86,142	84,678	62,033	529,809
UltraShort Technology	103,886	111,098	88,188	88,332	84,637	65,338	541,479
UltraShort Telecommunications	122,462	106,290	92,730	87,315	84,934	60,388	554,119
UltraShort Utilities	106,631	117,264	93,317	87,334	85,144	64,372	554,062
UltraPro Short Financials	—	—	12,479	56,151	82,107	57,112	207,849
Short MSCI EAFE	137,857	78,523	177,800	107,096	38,609	74,667	614,552
Short MSCI Emerging Markets	230,446	185,747	116,687	52,054	46,344	41,798	673,076
Short FTSE China 50	43,396	67,494	92,334	95,238	86,890	75,348	460,700
UltraShort MSCI EAFE	118,651	119,140	81,877	86,165	93,615	62,355	561,803
UltraShort MSCI Emerging Markets	204,238	51,857	69,793	92,695	89,273	68,860	576,716
UltraShort FTSE Europe	80,035	113,876	125,100	193,824	59,504	61,905	634,244
UltraShort MSCI Pacific ex-Japan	50,980	142,726	116,284	113,959	97,259	71,683	592,891
UltraShort MSCI Brazil Capped	77,999	116,003	104,761	104,587	91,059	61,076	555,485
UltraShort FTSE China 50	296,402	179,085	152,062	143,507	120,606	105,872	997,534
UltraShort MSCI Japan	147,896	154,050	123,797	101,018	93,687	64,585	685,033

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 405

	Expires September 30,						Total Amount Eligible for
Fund	2015	2016	2017	2018	2019	2020	Recoupment
UltraShort MSCI Mexico Capped IMI	$54,283	$141,073	$117,556	$114,227	$98,203	$60,219	$585,561
Short 7-10 Year Treasury	—	39,459	70,562	84,362	71,478	57,369	323,230
Short High Yield	—	53,609	89,685	96,544	90,021	63,704	393,563
Short Investment Grade Corporate	—	42,732	79,144	111,164	100,144	74,795	407,979
UltraShort 3-7 Year Treasury	—	36,013	61,645	90,841	84,082	56,912	329,493
UltraShort 7-10 Year Treasury	137,977	94,597	—	56,551	38,615	57,760	385,500
UltraShort TIPS	—	39,084	72,591	89,868	83,250	65,453	350,246
UltraPro Short 20+ Year Treasury	—	—	48,233	55,782	70,203	55,787	230,005
Ultra QQQ®	709,796	614,715	412,344	448,616	486,230	407,672	3,079,373
Ultra Dow30SM	182,406	155,367	105,959	123,374	111,163	70,090	748,359
Ultra MidCap400	106,093	142,109	49,902	—	—	56,266	354,370
Ultra Russell2000	497,328	457,291	693,472	619,345	1,116,585	211,261	3,595,282
Ultra SmallCap600	139,951	145,396	111,392	152,615	249,407	49,089	847,850
UltraPro S&P500®	82,491	156,297	176,282	35,138	—	—	450,208
UltraPro QQQ®	127,004	246,454	245,246	280,905	427,542	479,813	1,806,964
UltraPro Dow30SM	58,027	102,606	108,261	120,149	122,763	84,309	596,115
UltraPro MidCap400	144,446	70,174	159,818	128,806	170,523	65,769	739,536
UltraPro Russell2000	191,089	267,279	411,199	348,618	623,676	327,704	2,169,565
Ultra Basic Materials	190,416	156,800	120,797	138,387	133,618	87,038	827,056
Ultra Nasdaq Biotechnology	44,699	82,837	157,343	190,333	352,254	339,652	1,167,118
Ultra Consumer Goods	131,595	135,668	141,009	134,031	141,953	81,567	765,823
Ultra Consumer Services	133,564	142,815	159,828	135,271	140,388	79,565	791,431
Ultra Financials	117,773	41,723	104,734	152,297	120,266	44,511	581,304
Ultra Gold Miners	—	—	—	—	—	30,393	30,393
Ultra Junior Miners	—	—	—	—	—	36,847	36,847
Ultra Health Care	120,479	128,163	122,928	118,525	148,373	83,210	721,678
Ultra Industrials	136,317	152,002	130,516	143,325	148,544	75,631	786,335
Ultra Oil & Gas	183,018	189,638	154,466	160,475	129,945	120,043	937,585
Ultra Real Estate	220,577	139,663	86,533	138,816	168,740	73,765	828,094
Ultra S&P Regional Banking	42,986	71,767	143,558	128,081	131,169	84,666	602,227
Ultra Semiconductors	143,414	118,478	117,849	117,178	121,028	81,115	699,062
Ultra Technology	157,093	146,449	149,994	131,109	146,728	100,981	832,354
Ultra Telecommunications	125,448	140,412	140,516	131,129	124,140	82,542	744,187
Ultra Utilities	126,160	129,707	132,898	130,418	123,901	86,018	729,102
UltraPro Financials	—	—	16,500	110,814	126,411	99,375	353,100
Ultra MSCI EAFE	105,384	135,963	83,345	111,654	83,399	60,510	580,255
Ultra MSCI Emerging Markets	154,408	136,015	86,797	72,361	84,081	76,248	609,910
Ultra FTSE Europe	47,068	82,819	116,348	95,983	77,927	55,645	475,790
Ultra MSCI Pacific ex-Japan	46,719	78,746	116,425	113,897	97,295	57,278	510,360
Ultra MSCI Brazil Capped	47,846	87,983	105,221	109,196	96,173	61,915	508,334
Ultra FTSE China 50	120,815	133,682	81,225	92,912	94,549	85,827	609,010
Ultra MSCI Japan	112,279	180,435	112,975	100,571	87,589	54,333	648,182
Ultra MSCI Mexico Capped IMI	46,822	77,613	117,509	113,047	96,850	63,167	515,008
Ultra 7-10 Year Treasury	82,505	95,221	117,900	121,313	225	236,863	654,027
Ultra 20+ Year Treasury	79,850	92,792	130,053	131,767	112,878	79,409	626,749
Ultra High Yield	—	46,856	80,699	134,133	153,421	102,695	517,804
Ultra Investment Grade Corporate	—	42,369	71,127	122,088	141,886	93,906	471,376

*  Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2016.

**  Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within three years of the end of the applicable contractual period.

406 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: ProShares 30 Year TIPS/TSY Spread — 14.6%; ProShares DJ Brookfield Global Infrastructure ETF — 10.4%; ProShares Global Listed Private Equity ETF — 12.5%; ProShares Hedge Replication ETF — 12.3%; ProShares Managed Futures Strategy ETF — 75.4%; ProShares Merger ETF — 59.4%; and ProShares RAFI Long/Short — 6.2%.

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custodian Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Licensing and Listing Fees

A Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s). The portion of the costs related to such licensing agreements attributed to each Fund are reflected on the Statements of Operations as "Licensing Fees". The costs associated with the initial and/or ongoing listing of each Fund on an exchange and the dissemination of each Fund's Indicative Optimized Portfolio Value (IOPV) are reflected on the Statements of Operations as "Listing Fees".

8. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000.

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% of the daily mark-to-market value of the missing Deposit Securities. As of May 31, 2015 there was no collateral posted by the Authorized Participants for the benefit of the Funds.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Year Ended May 31, 2015	Year Ended May 31, 2014
High Yield-Interest Rate Hedged	$190,137	$451,676
Investment Grade-Interest Rate Hedged	366,124	174,512
USD Covered Bond	1,979	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 407

	For the periods ended
	Year Ended May 31, 2015	Year Ended May 31, 2014
Short Term USD Emerging Markets Bond ETF	—	$42,000
Hedge Replication ETF	—	5,833
30 Year TIPS/TSY Spread	$1,869	—
CDS North American HY Credit ETF	1,810	—
CDS Short North American HY Credit ETF	3,556	—
Short MSCI EAFE	6,242	61,733
Short MSCI Emerging Markets	2,252	122,824
Short FTSE China 50	—	4,091
UltraShort MSCI EAFE	610	2,383
UltraShort MSCI Emerging Markets	1,503	34,005
UltraShort FTSE Europe	572	9,116
UltraShort MSCI Pacific ex-Japan	—	262
UltraShort MSCI Brazil Capped	655	7,876
UltraShort FTSE China 50	1,000	7,631
UltraShort MSCI Japan	1,002	4,727
UltraShort MSCI Mexico Capped IMI	—	304
Short 7-10 Year Treasury	266	1,729
Short 20+ Year Treasury	4,019	42,610
Short High Yield	460	10,953
Short Investment Grade Corporate	—	1,909
UltraShort 3-7 Year Treasury	—	179
UltraShort 7-10 Year Treasury	907	15,059
UltraShort 20+ Year Treasury	26,978	395,629
UltraShort TIPS	—	1,297
UltraPro Short 20+ Year Treasury	—	34,054
Ultra MSCI EAFE	—	10,497
Ultra MSCI Emerging Markets	895	4,748
Ultra FTSE Europe	8,752	16,037
Ultra MSCI Pacific ex-Japan	—	17,863
Ultra MSCI Brazil Capped	—	1,002
Ultra FTSE China 50	4,164	2,421
Ultra MSCI Japan	—	25,712
Ultra MSCI Mexico Capped IMI	—	958
Ultra 7-10 Year Treasury	479,205	1,625,337
Ultra 20+ Year Treasury	—	8,436
Ultra High Yield	—	292
Ultra Investment Grade Corporate	—	3,995

11. Investment Transactions

For the period ended May 31, 2015, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares 30 Year TIPS/TSY Spread, ProShares Ultra 7-10 Treasury, ProShares Ultra 20+ Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Morningstar Alternatives Solution ETF	$9,751,372	$5,952,810
DJ Brookfield Global Infrastructure ETF	9,055,073	2,136,546
Global Listed Private Equity ETF	3,995,504	2,066,393
Large Cap Core Plus	561,050,175	209,047,729
S&P 500 Dividend Aristocrats ETF	85,802,400	82,656,588

408 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Purchases	Sales
S&P MidCap 400 Dividend Aristocrats ETF	$317,169	$385,050
Russell 2000 Dividend Growers ETF	225,164	274,609
MSCI EAFE Dividend Growers ETF	5,275,049	1,194,385
High Yield-Interest Rate Hedged	112,341,883	112,315,449
Investment Grade-Interest Rate Hedged	135,767,775	48,188,930
USD Covered Bond	15,706,541	9,914,524
German Sovereign/Sub-Sovereign ETF	2,371,727	2,258,180
Short Term USD Emerging Markets Bond ETF	9,246,422	8,800,037
Hedge Replication ETF	11,497,006	9,598,018
Merger ETF	13,357,608	12,396,237
RAFI® Long/Short	36,694,331	48,399,361
30 Year TIPS/TSY Spread	5,029,915	4,105,932
Ultra S&P500®	989,204,815	595,994,383
Ultra QQQ®	380,065,295	57,318,594
Ultra Dow30SM	38,205,485	23,704,045
Ultra MidCap400	257,663,786	164,547,282
Ultra Russell2000	1,177,235,555	547,759,633
Ultra SmallCap600	47,363,052	3,004,015
UltraPro S&P500®	1,474,712,728	37,241,374
UltraPro QQQ®	887,657,593	51,641,106
UltraPro Dow30SM	176,171,106	23,984,078
UltraPro MidCap400	74,095,783	6,876,381
UltraPro Russell2000	274,004,474	41,826,005
Ultra Basic Materials	131,652,118	6,477,719
Ultra Nasdaq Biotechnology	152,738,237	151,984,619
Ultra Consumer Goods	46,079,910	5,442,998
Ultra Consumer Services	55,074,369	11,580,938
Ultra Financials	84,198,228	45,191,115
Ultra Gold Miners	608,410	138,923
Ultra Junior Miners	607,382	486,868
Ultra Health Care	200,614,124	26,069,713
Ultra Industrials	56,543,166	6,515,635
Ultra Oil & Gas	42,846,436	20,263,509
Ultra Real Estate	85,695,203	27,986,656
Ultra S&P Regional Banking	6,297,858	6,240,064
Ultra Semiconductors	16,788,744	14,983,673
Ultra Technology	209,478,513	16,753,071
Ultra Telecommunications	10,676,426	8,287,119
Ultra Utilities	15,299,166	2,146,805
UltraPro Financials	12,474,946	1,771,716
Ultra 7-10 Year Treasury	980,656,271	1,163,432,570
Ultra 20+ Year Treasury	49,528,762	19,982,897
Ultra High Yield	9,358,740	5,481,002
Ultra Investment Grade Corporate	4,437,298	—

12. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 409

For the year ended May 31, 2015, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Morningstar Alternatives Solution ETF	$10,118,681	$283,677
DJ Brookfield Global Infrastructure ETF	5,442,376	557,582
Large Cap Core Plus	427,001,625	50,471,964
S&P 500 Dividend Aristocrats ETF	30,397,080	5,412,171
Russell 2000 Dividend Growers ETF	960,136	21,991
High Yield-Interest Rate Hedged	7,501,240	21,635
Investment Grade-Interest Rate Hedged	11,237,841	455,812
USD Covered Bond	5,738,239	6,894
German Sovereign/Sub-Sovereign ETF	1,796,155	10,332
Short Term USD Emerging Markets Bond ETF	3,796,836	22,075
Hedge Replication ETF	421,473	85,230
Merger ETF	2,680,740	59,397
RAFI® Long/Short	5,192,848	996,959
30 Year TIPS/TSY Spread	823,704	49,352
Ultra S&P500®	2,206,046,618	174,011,185
Ultra QQQ®	587,993,197	103,318,570
Ultra Dow30SM	138,382,979	25,606,368
Ultra MidCap400	1,886,521,060	(38,150,529)
Ultra Russell2000	1,067,714,933	(45,799,692)
Ultra SmallCap600	53,258,972	2,164,888
UltraPro S&P500®	1,606,860,183	82,148,661
UltraPro QQQ®	1,472,998,525	126,185,003
UltraPro Dow30SM	345,126,061	16,154,070
UltraPro MidCap400	83,472,960	4,792,140
UltraPro Russell2000	317,109,502	12,150,872
Ultra Basic Materials	193,949,535	10,151,232
Ultra Nasdaq Biotechnology	225,179,000	45,463,463
Ultra Consumer Goods	43,356,046	1,021,563
Ultra Consumer Services	47,345,050	2,167,039
Ultra Financials	190,535,584	52,257,924
Ultra Gold Miners	843,815	(23,650)
Ultra Health Care	144,261,384	14,421,871
Ultra Industrials	65,200,398	2,929,403
Ultra Oil & Gas	119,789,622	10,316,319
Ultra Real Estate	160,601,981	25,428,177
Ultra S&P Regional Banking	4,143,435	(21,551)
Ultra Semiconductors	12,867,308	4,306,785
Ultra Technology	229,398,854	25,750,288
Ultra Telecommunications	11,523,644	324,4100
Ultra Utilities	34,415,637	2,196,781
UltraPro Financials	28,021,684	2,190,047
Ultra 7-10 Year Treasury	1,601,530,081	(8,023,078)
Ultra 20+ Year Treasury	7,000,648	638,422
Ultra High Yield	3,033,262	12,051
Ultra Investment Grade Corporate	2,902,779	12,003

410 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2015, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Morningstar Alternatives Solution ETF	$29,534,549
DJ Brookfield Global Infrastructure ETF	21,929,250
Global Listed Private Equity ETF	6,181,799
Large Cap Core Plus	212,303,163
S&P 500 Dividend Aristocrats ETF	551,711,830
S&P MidCap 400 Dividend Aristocrats ETF	7,060,496
Russell 2000 Dividend Growers ETF	5,985,673
MSCI EAFE Dividend Growers ETF	7,770,128
German Sovereign/Sub-Sovereign ETF	2,124,700
Merger ETF	4,467,527
RAFI® Long/Short	5,011,910
Ultra S&P500®	1,348,138,572
Ultra QQQ®	398,461,025
Ultra Dow30SM	107,438,216
Ultra MidCap400	1,832,805,000
Ultra Russell2000	498,622,092
UltraPro S&P500®	170,049,420
UltraPro QQQ®	745,044,642
UltraPro Dow30SM	148,224,390
UltraPro MidCap400	6,727,338
UltraPro Russell2000	17,453,450
Ultra Basic Materials	27,036,421
Ultra Nasdaq Biotechnology	446,809,083
Ultra Consumer Services	10,221,955
Ultra Financials	45,020,881
Ultra Gold Miners	935,556
Ultra Junior Miners	935,575
Ultra Health Care	28,966,693
Ultra Industrials	13,570,437
Ultra Oil & Gas	142,231,227
Ultra Real Estate	48,793,162
Ultra Semiconductors	10,174,466
Ultra Technology	7,757,440
Ultra Telecommunications	8,915,534
Ultra Utilities	20,642,686
Ultra 7-10 Year Treasury	465,806,000
Ultra 20+ Year Treasury	3,990,759

13. Share Splits and Reverse Share Splits

Effective May 20, 2015, the ProShares Large Cap Core Plus, ProShares Ultra S&P500®, ProShares Ultra QQQ®, ProShares Ultra Dow30SM, ProShares Ultra SmallCap600, ProShares UltraPro S&P500®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Financials, ProShares Ultra Health Care and ProShares Ultra Technology Funds underwent a 2-for-1 share split, and ProShares Short Russell2000, ProShares UltraShort Consumer Services, ProShares UltraShort Health Care and ProShares UltraShort Real Estate Funds underwent a 1-for-4 reverse share split.

Effective November 6, 2014, the ProShares Short QQQ®, ProShares UltraShort Financials, ProShares UltraShort Technology, ProShares UltraShort Telecommunications and ProShares UltraShort Utilities Funds underwent a 1-for-4 reverse share split, and the ProShares UltraShort Nasdaq Biotechnology and ProShares UltraShort Semiconductors Funds underwent a 1-for-5 reverse share split.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 411

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market

412 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations.

At May 31, 2015, the ProShares UltraShort Gold Miners, ProShares UltraShort Junior Miners, ProShares UltraShort Oil & Gas, ProShares UltraShort MSCI Brazil Capped, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra Dow30SM, ProShares Ultra SmallCap600, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Basic Materials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Consumer Goods, ProShares Ultra Gold Miners, ProShares Ultra Junior Miners, ProShares Ultra Health Care, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Technology, ProShares UltraPro Financials, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra FTSE China 50 and ProShares Ultra MSCI Japan Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

ProShares 30 Year TIPS/TSY Spread seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 30-Year Inflation Breakeven Index. The Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Credit Suisse 30-Year Inflation Breakeven Index (and the Fund) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2015 :: 413

expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Credit Suisse 30-Year Inflation Breakeven Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in the Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

414 :: MAY 31, 2015 :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following one hundred seventeen funds included in the ProShares Trust:

Morningstar Alternatives Solution ETF
DJ Brookfield Global Infrastructure ETF
Global Listed Private Equity ETF
Large Cap Core Plus
S&P 500 Dividend Aristocrats ETF (formerly S&P 500 Aristocrats ETF)
S&P MidCap 400 Dividend Aristocrats ETF
Russell 2000 Dividend Growers ETF
MSCI EAFE Dividend Growers ETF
High Yield-Interest Rate Hedged
Investment Grade — Interest Rate Hedged
USD Covered Bond
German Sovereign/Sub-Sovereign ETF
Short Term USD Emerging Markets Bond ETF
Hedge Replication ETF
Merger ETF
RAFI Long/Short
30 Year TIPS/TSY Spread
CDS North American HY Credit ETF
CDS Short North American HY Credit ETF
Short S&P500
Short QQQ
Short Dow30
Short MidCap400
Short Russell2000
Short SmallCap600
UltraShort S&P500
UltraShort QQQ
UltraShort Dow30
UltraShort MidCap400
UltraShort Russell2000
UltraShort SmallCap600
UltraPro Short S&P500
UltraPro Short QQQ
UltraPro Short Dow30
UltraPro Short MidCap400
UltraPro Short Russell2000
Short Basic Materials
Short Financials
Short Oil & Gas
Short Real Estate
Short S&P Regional Banking (formerly Short KBW Regional Banking)
UltraShort Basic Materials
UltraShort Nasdaq Biotechnology
UltraShort Consumer Goods
UltraShort Consumer Services
UltraShort Financials
UltraShort Gold Miners
UltraShort Junior Miners
UltraShort Health Care
UltraShort Industrials
UltraShort Oil & Gas
UltraShort Real Estate
UltraShort Semiconductors
UltraShort Technology
UltraShort Telecommunications
UltraShort Utilities
UltraPro Short Financials
Short MSCI EAFE
Short MSCI Emerging Markets
Short FTSE China 50 (formerly Short FTSE China 25)
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort FTSE Europe
UltraShort MSCI Pacific ex-Japan
UltraShort MSCI Brazil Capped
UltraShort FTSE China 50 (formerly UltraShort FTSE China 25)
UltraShort MSCI Japan
UltraShort MSCI Mexico Capped IMI
Short 7 -10 Year Treasury
Short 20+ Year Treasury
Short High Yield
Short Investment Grade Corporate
UltraShort 3-7 Year Treasury
UltraShort 7 -10 Year Treasury
UltraShort 20+ Year Treasury
UltraShort TIPS
UltraPro Short 20+ Year Treasury
Ultra S&P500
Ultra QQQ
Ultra Dow30
Ultra MidCap400
Ultra Russell2000
Ultra SmallCap600
UltraPro S&P500
UltraPro QQQ
UltraPro Dow30
UltraPro MidCap400
UltraPro Russell2000
Ultra Basic Materials
Ultra Nasdaq Biotechnology
Ultra Consumer Goods
Ultra Consumer Services
Ultra Financials
Ultra Gold Miners
Ultra Junior Miners
Ultra Health Care
Ultra Industrials
Ultra Oil & Gas
Ultra Real Estate
Ultra S&P Regional Banking (formerly Ultra KBW Regional Banking)
Ultra Semiconductors
Ultra Technology
Ultra Telecommunications
Ultra Utilities
UltraPro Financials
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra FTSE Europe
Ultra MSCI Pacific ex-Japan
Ultra MSCI Brazil Capped
Ultra FTSE China 50 (formerly Ultra FTSE China 25)
Ultra MSCI Japan
Ultra MSCI Mexico Capped IMI
Ultra 7 -10 Year Treasury
Ultra 20+ Year Treasury
Ultra High Yield
Ultra Investment Grade Corporate

(collectively, the "Funds") at May 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, MD
July 29, 2015

PROSHARES TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM :: 415

At a meeting held on September 8-9, 2014, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of each of its operational series (the "Existing Funds"), and ProShare Advisors LLC (the "Advisor"). Also at the meeting, the Board unanimously approved the Advisory Agreement with respect to the ProShares Morningstar Alternatives Solution ETF ("MAS ETF"), a new series of the Trust covered by the period of this report. In addition, at a meeting held on June 11, 2014, the Board unanimously approved the Advisory Agreement with respect to the ProShares MSCI EAFE Dividend Growers ETF, the ProShares CDS North American HY Credit ETF and the ProShares CDS Short North American HY Credit ETF (the "Three New Funds"), three other new series of the Trust covered by the period of this report. In addition, at a meeting held on December 10, 2014, the Board unanimously approved the Advisory Agreement with respect to the ProShares Russell 2000 Dividend Growers ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Ultra Gold Miners, ProShares UltraShort Gold Miners, ProShares Ultra Junior Gold Miners and ProShares UltraShort Junior Gold Miners (the "Seven New Funds" together with MAS ETF and the Three New Funds, the "New Funds"), additional new series of the Trust covered by the period of this report (collectively, the Existing Funds together with the New Funds, the "Funds"). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement for each Fund were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)  detailed information about the advisory services that (a) were being provided by the Advisor with respect to the Existing Funds and (b) were proposed to be provided by the Advisor with respect to the New Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of employees primarily responsible for providing investment advisory services;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year with respect to the Existing Funds, and the proposed contractual fee rates with respect to the New Funds;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods with respect to the Existing Funds;

(vi)  performance information for prior periods with respect to the Existing Funds;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that (a) were received by the Advisor and its affiliates for non-advisory services with respect to the Existing Funds, and (b) were to be received by the Advisor and its affiliates for non-advisory services with respect to the New Funds;

(ix)  information regarding trade allocation and best execution;

(x)  information about the financial condition of the Advisor; and

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to its deliberations. In addition, the Independent Trustees retained the services of an independent consultant to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements with respect to the Existing Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 8-9, 2014, the Board regularly considers matters bearing on the Existing Funds and their investment advisory, administration and distribution arrangements, including the Existing Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors it deemed relevant, including, among other things:

(i)  the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services provided and the profits realized by the Advisor from the relationship with the Existing Funds;

(iii)  the investment performance of the Existing Funds; and

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services (i) performed by the Advisor with respect to the Existing Funds and (ii) to be performed by the Advisor with respect to the New Funds, and concluded that the services provided and as applicable, to be provided, by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems

416 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the special skills needed to manage each Fund and, with respect to the Existing Funds, the Advisor's success in achieving the investment objectives of each Existing Fund;

•  the fact that to maintain exposure consistent with each geared Fund's daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds, as well as the employment of optimization/sampling techniques necessary to develop creation and redemption baskets for certain non-geared Funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties; and

•  the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for geared ETFs than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with both the geared and non-geared Existing Funds as well as compliance activities to be performed with respect to the New Funds, and discussed it with the Funds' Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that, (i) the investment advisory services provided by the Advisor with respect to each Existing Fund, and the investment advisory services to be provided by the Advisor with respect to each New Fund, were of high quality, (ii) that the Advisor successfully achieved the investment goals of the Existing Funds, (iii) that the Advisor's services benefited the Existing Funds' shareholders, particularly in light of the nature of the Existing Funds and the services required to support them and (iv) it was generally satisfied with the nature, quality and extent of services provided to the Existing Funds and to be provided to the New Funds by the Advisor.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Existing Funds and to be provided to the New Funds, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. The Board noted that this was especially true for the non-geared Funds which were designed to be first to market in many cases. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor's fees.

With respect to the Existing Funds, the Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. ("Lipper") comparing the management fee rate paid by each Existing Fund to other ETFs and mutual funds with investment objectives most similar to each Existing Fund, as well as the median of each Fund's Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Existing Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds for both the geared and non-geared Existing Funds, as well as the Lipper categories used for comparison. The Board noted that, by design, the non-geared Existing Funds are unique and therefore no ETF or fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Existing Fund and the net advisory fees paid by each Existing Fund after taking waivers and reimbursements into account. With respect to the New Funds, the Board reviewed peer group information prepared by the Advisor, including information provided by Lipper, comparing the contractual advisory fee rate to be paid by each New Fund to other ETFs with investment objectives most similar to each New Fund. The Board also considered the proposed fee waiver and/or expense reimbursement arrangements for each New Fund and the net advisory fees paid by each Existing Fund after taking waivers and reimbursements into account.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 417

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other ETFs and funds but concluded that the Funds' advisory fee rates were reasonable given the services provided.

Profitability

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought achieve the objectives of the Funds. The Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Existing Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding expense allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses. The Board also consulted with its independent consultant in connection with its review of the Advisor's profitability.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Existing Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Existing Fund and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year and since inception periods ended June 30, 2014. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each geared Existing Fund remained strong during the applicable periods and that geared Existing Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Existing Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Existing Funds, the correlation of each Existing Fund's performance with the performance of a benchmark was a more meaningful factor than the Existing Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds' shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Existing Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that under the Advisory Agreement, each Fund (other than the ProShares Morningstar Alternatives Solution ETF, the ProShares DJ Brookfield Global Infrastructure ETF, the ProShares Global Listed Private Equity ETF, the ProShares S&P MidCap 400 Dividend Aristocrats ETF, the ProShares Russell 2000 Dividend Growers ETF, the ProShares S&P 500 Dividend Aristocrats ETF, the ProShares MSCI EAFE Dividend Growers ETF, the ProShares MSCI Emerging Markets Dividend Growers ETF, the ProShares High Yield — Interest Rate Hedged, the ProShares Investment Grade — Interest Rate Hedged, the ProShares USD Covered Bond, the ProShares German Sovereign/Sub-Sovereign ETF, the ProShares Short Term USD Emerging Markets Bond ETF, the ProShares 30 Year TIPS/TSY Spread, the ProShares CDS North American HY Credit ETF and the ProShares CDS Short North American HY Credit ETF) pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets. After the Board's review of the advisory fees, the Advisor agreed, pursuant to a contractual three year waiver, to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2017. The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to consider the implementation of breakpoints for such Funds at this time.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Existing Fund, the investment advisory fees and other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Existing Fund. With respect to the New Funds, the Board, including all of the Independent Trustees, concluded in light of all factors considered, described above, that it was in the best interests of each New Fund to approve the investment advisory agreement. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

418 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

Federal Tax Information

Pursuant to Section 853 of the Internal Revenue Code, the ProShares MSCI EAFE Dividend Growers ETF and ProShares Short Term USD Emerging Markets Bonds ETF funds elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. For the tax year ended October 31, 2014, the foreign tax credit for the Funds was $506 and $1,170, respectively. The Funds have derived net income from sources within foreign countries. For the tax year ended October 31, 2014, the foreign source income for the Funds was $18,503 and $609,878, respectively.

Funds with Equalization

For the tax year ended October 31, 2014, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Funds	Long-Term
DJ Brookfield Global Infrastructure ETF	$11
Large Cap Core Plus	6,808,596
USD Covered Bond	6,599
German Sovereign/Sub-Sovereign ETF	10,987
Hedge Replication ETF	54,264
Ultra S&P500®	8,734,693
UltraPro S&P500®	8,315,486
UltraPro QQQ®	23,812,938
UltraPro Dow30SM	5,535,922
UltraPro MidCap400	213,543
UltraPro Russell2000	7,979,642
Ultra Basic Materials	2,637,388
Ultra Nasdaq Biotechnology	12,317,863
Ultra Consumer Goods	1,797,187
Ultra Consumer Services	3,360,802
Ultra Health Care	6,578,879
Ultra Industrials	4,958,047
Ultra Oil & Gas	9,858,995
Ultra Real Estate	10,038,685
Ultra Technology	10,535,007
Ultra Telecommunications	97,504
UltraPro Financials	18,646
Ultra High Yield	416,563

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 419

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.ProShares.com.

420 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProShares (117) ProFunds (112) Access One Trust (3)	Key Energy Services
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; November 2005 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProShares (117) ProFunds (112) Access One Trust (3)	RSR Partners, Inc.
Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; November 2005 to present

Linden Lane Advisors LLC (Real Estate Development): Principal (2010 to present); Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)

ProShares (117) ProFunds (112) Access One Trust (3)
Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; 2002 to present

Co-Founder and Chief Executive Officer of the Advisor (November 2005 to present) and ProFund Advisors LLC (April 1997 to present) and ProShare Capital Management LLC: Managing Partner (June 2008 to present)

ProShares (117) ProFunds (112) Access One Trust (3)

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

PROSHARES TRUST TRUSTEES AND EXECUTIVE OFFICERS OF PROSHARES TRUST (UNAUDITED) :: 421

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProFund Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)
Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Business Head – Treasurer Services, Foreside Management Services, LLC, formerly serving as Director (December 2008 to present)
Victor M. Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 2005 to present	Counsel and Chief Compliance Officer of the Advisor (December 2004 to present) and ProFund Advisors LLC (October 2002 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

422 :: TRUSTEES AND EXECUTIVE OFFICERS OF PROSHARES TRUST (UNAUDITED) PROSHARES TRUST

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ProShares ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit ProShares.com.

"QQQ,®" "NASDAQ-100®" and "NASDAQ "Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's,®" "S&P,®" "S&P 500,®" "S&P MidCap 400,®" "S&P SmallCap 600,®" "Standard & Poor's 500,®" "S&P 500® VIX® Short-Term Futures IndexTM", "S&P 500® VIX® Mid-Term Futures IndexTM", "S&P Merger Arbitrage," "S&P 500® Dividend Aristocrats®," "S&P Strategic Futures Index," "S&P 400 MidCap® Dividend Aristocrats,®" "S&P Regional Banks Select Industry Index," "Dow Jones Index," "DJ," "Dow Jones Industrial Average,SM" "The Dow 30,SM" "Dow Jones U.S. Sector Indexes," "Dow Jones Select Sector Indexes," and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index," "Russell 2000® Dividend Growth Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays" and "Barclays Inc." are trademarks of Barclays Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. "Credit Suisse," "Credit Suisse 130/30 Large Cap IndexTM" and "Credit Suisse 30-Year Inflation Breakeven Index" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model®" Exchange Series," "Merrill Lynch Factor Model,®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG. "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DBIQ Short Duration Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®," "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "Morningstar® Diversified Alternatives IndexSM" is a product of Morningstar, Inc. The "NYSE Arca Gold Miners IndexSM" is a service mark of NYSE or its affiliates. The "Market VectorsTM Global Junior Gold Miners Index" is the exclusive property of Market Vectors Index Solutions GmbH. All have been licensed for use by ProShares. "VIX®" is a trademark of the Chicago Board Options Exchange, Incorporated ("CBOE") and CBOE has agreed that S&P Dow Jones Indices LLC may use the "VIX®" trademark in the names of the Indexes as licensed to ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2015 ProShare Advisors LLC. All rights reserved.   PSAN0515

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2015, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 Audit Fees

For the fiscal year ended May 31, 2015, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,574,325 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

For the fiscal year ended May 31, 2014, PwC billed the Funds aggregate fees of $1,640,000 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)                                 Audit Related Fees

For the fiscal year ended May 31, 2015, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

For the fiscal year ended May 31, 2014, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

(c)                                  Tax Fees

For the fiscal year ended May 31, 2015, PwC billed the Funds aggregate fees of $895,604 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

For the fiscal year ended May 31, 2014, PwC billed the Funds aggregate fees of $580,450 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

(d)                                 All Other Fees

For the fiscal year ended May 31, 2015, PwC did not bill the Funds any fees for products and services other than those disclosed above.

For the fiscal year ended May 31, 2014, PwC did not bill the Funds any fees for products and services other than those disclosed above.

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   For the fiscal years ended May 31, 2015 and May 31, 2014, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.

(f)                                   No disclosures are required for this Item 4(f).

(g)                                For the fiscal year ended May 31, 2015, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC (the “Advisor”).

For the fiscal year ended May 31, 2014, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Advisor.

(h)                                 The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)                                 Schedule I — Investments in Securities of Unaffiliated Issuers.

For those Funds which utilized the Summary Schedule of Investments in the annual report, full schedules of investments are included below.

(b)                              Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Schedule of Portfolio Investments :: May 31, 2015

Large Cap Core Plus

Shares		Value
	Common Stocks (a) — 94.4%
	Consumer Discretionary — 12.5%

4,011	Amazon.com, Inc.*	$1,721,642
23,653	AutoNation, Inc.*	1,476,184
45,389	Best Buy Co., Inc.	1,574,998
71,597	Cablevision Systems Corp., Class A	1,754,843
41,055	Carnival Corp.	1,902,078
2,829	Chipotle Mexican Grill, Inc.*	1,741,306
17,570	Coach, Inc.	621,451
25,818	Comcast Corp., Class A	1,509,320
31,078	D.R. Horton, Inc.	811,757
15,888	Darden Restaurants, Inc.	1,041,300
2,278	DIRECTV*	207,389
46,641	Discovery Communications, Inc., Class A*	1,582,996
5,042	Dollar General Corp.	365,999
19,893	Dollar Tree, Inc.*	1,491,776
11,874	Expedia, Inc.	1,273,605
95,430	Ford Motor Co.	1,447,673
9,814	Fossil Group, Inc.*	696,892
23,999	GameStop Corp., Class A	1,041,797
36,123	Gannett Co., Inc.	1,292,842
10,354	Gap, Inc. (The)	396,869
64,770	General Motors Co.	2,329,777
15,713	Genuine Parts Co.	1,421,555
47,796	Goodyear Tire & Rubber Co. (The)	1,522,064
47,132	H&R Block, Inc.	1,495,498
23,517	Harley-Davidson, Inc.	1,257,924
8,509	Harman International Industries, Inc.	1,025,505
13,137	Home Depot, Inc. (The)	1,463,725
71,898	Interpublic Group of Cos., Inc. (The)	1,468,157
2,763	Kohl’s Corp.	180,949
20,024	L Brands, Inc.	1,732,477
24,826	Leggett & Platt, Inc.	1,173,773
16,936	Macy’s, Inc.	1,133,865
4,168	McDonald’s Corp.	399,836
26,326	Michael Kors Holdings Ltd.*	1,224,159
96,696	News Corp., Class A*	1,464,944
22,629	Omnicom Group, Inc.	1,686,539
7,233	PVH Corp.	756,861
4,781	Ralph Lauren Corp.	623,442
17,784	Ross Stores, Inc.	1,719,179
24,190	Royal Caribbean Cruises Ltd.	1,837,956
2,506	Scripps Networks Interactive, Inc., Class A	167,927
46,676	Staples, Inc.	768,520
3,587	Starbucks Corp.	186,381
19,012	Tractor Supply Co.	1,656,706
73,448	Twenty-First Century Fox, Inc., Class A	2,467,853
7,807	Viacom, Inc., Class B	522,132
16,755	Walt Disney Co. (The)	1,849,249
8,813	Whirlpool Corp.	1,623,795
17,815	Wyndham Worldwide Corp.	1,512,672
3,742	Wynn Resorts Ltd.	376,782
		61,002,919
	Consumer Staples — 7.5%

11,978	Altria Group, Inc.	613,274
40,234	Archer-Daniels-Midland Co.	2,126,367
15,275	Clorox Co. (The)	1,644,506
40,127	Coca-Cola Co. (The)	1,643,602
27,488	Coca-Cola Enterprises, Inc.	1,215,794
3,657	Costco Wholesale Corp.	521,452
35,657	CVS Health Corp.	3,650,564
14,583	Dr. Pepper Snapple Group, Inc.	1,117,641
20,333	Estee Lauder Cos., Inc. (The), Class A	1,777,714
26,781	Hormel Foods Corp.	1,532,409
4,527	Keurig Green Mountain, Inc.	390,408
16,405	Kimberly-Clark Corp.	1,785,848
27,918	Kroger Co. (The)	2,032,430
13,239	Lorillard, Inc.	959,563
20,661	McCormick & Co., Inc. (Non-Voting)	1,621,889
41,897	PepsiCo, Inc.	4,040,128
46,040	Philip Morris International, Inc.	3,824,543
36,234	Procter & Gamble Co. (The)	2,840,383
6,384	Sysco Corp.	237,229
40,337	Tyson Foods, Inc., Class A	1,712,306
2,112	Walgreens Boots Alliance, Inc.	181,294
16,012	Wal-Mart Stores, Inc.	1,189,211
		36,658,555
	Energy — 6.0%

6,795	Baker Hughes, Inc.	438,006
41,854	Cabot Oil & Gas Corp.	1,421,362
15,495	Cameron International Corp.*	795,358
22,553	Chevron Corp.	2,322,959
33,734	ConocoPhillips	2,148,181
31,934	CONSOL Energy, Inc.	889,043
25,388	Diamond Offshore Drilling, Inc.	770,272
39,407	Ensco PLC, Class A	926,064
24,998	EOG Resources, Inc.	2,217,073
63,156	Exxon Mobil Corp.	5,380,891
15,309	Halliburton Co.	695,029
42,787	Marathon Oil Corp.	1,163,378
31,554	Murphy Oil Corp.	1,371,337
13,024	National Oilwell Varco, Inc.	640,651
48,413	Noble Corp. PLC	810,918
13,956	ONEOK, Inc.	585,035
2,628	Phillips 66	207,927
23,349	QEP Resources, Inc.	439,662
14,715	Range Resources Corp.	815,358
8,454	Schlumberger Ltd.	767,370
5,265	Tesoro Corp.	465,952
9,239	Transocean Ltd.	174,155
33,854	Valero Energy Corp.	2,005,511
41,232	Williams Cos., Inc. (The)	2,106,955
		29,558,447
	Financials — 19.2%

15,740	ACE Ltd.	1,675,995
30,278	Aflac, Inc.	1,883,897
27,129	Allstate Corp. (The)	1,826,324
3,315	American Express Co.	264,272
3,018	American International Group, Inc.	176,885
14,492	Ameriprise Financial, Inc.	1,805,558
14,743	Aon PLC	1,492,286
40,146	Apartment Investment & Management Co., Class A (REIT)	1,522,738
22,816	Assurant, Inc.	1,502,434
112,857	Bank of America Corp.	1,862,140
4,640	BB&T Corp.	183,141
25,916	Berkshire Hathaway, Inc., Class B*	3,705,988
6,072	BlackRock, Inc.	2,221,016

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
28,952	CBRE Group, Inc., Class A*	$1,107,124
29,014	Cincinnati Financial Corp.	1,467,528
77,690	Citigroup, Inc.	4,201,475
21,703	CME Group, Inc.	2,044,423
22,930	Crown Castle International Corp. (REIT)	1,869,942
21,473	E*TRADE Financial Corp.*	632,595
45,404	Fifth Third Bancorp	918,977
34,497	Franklin Resources, Inc.	1,756,242
177,615	Genworth Financial, Inc., Class A*	1,410,263
916	Goldman Sachs Group, Inc. (The)	188,870
42,395	Hartford Financial Services Group, Inc. (The)	1,742,858
40,737	HCP, Inc. (REIT)	1,577,337
26,524	Health Care REIT, Inc. (REIT)	1,863,576
85,379	Host Hotels & Resorts, Inc. (REIT)	1,700,750
19,537	Invesco Ltd.	778,159
49,437	JPMorgan Chase & Co.	3,251,966
28,244	KeyCorp	411,798
66,691	Kimco Realty Corp. (REIT)	1,597,916
23,604	Legg Mason, Inc.	1,259,509
58,452	Leucadia National Corp.	1,439,673
4,833	Lincoln National Corp.	275,529
39,552	Loews Corp.	1,586,826
8,139	M&T Bank Corp.	983,842
13,371	Macerich Co. (The) (REIT)	1,097,893
34,601	Marsh & McLennan Cos., Inc.	2,014,816
48,432	MetLife, Inc.	2,531,056
16,549	Moody’s Corp.	1,788,947
30,666	NASDAQ OMX Group, Inc. (The)	1,586,966
52,041	Navient Corp.	1,002,830
97,795	People’s United Financial, Inc.	1,521,690
37,043	Plum Creek Timber Co., Inc. (REIT)	1,528,394
31,632	Principal Financial Group, Inc.	1,635,058
62,532	Progressive Corp. (The)	1,709,625
45,308	Prologis, Inc. (REIT)	1,793,744
25,537	Prudential Financial, Inc.	2,160,686
10,311	Public Storage (REIT)	1,995,591
34,892	Realty Income Corp. (REIT)	1,590,028
138,277	Regions Financial Corp.	1,395,215
22,366	T. Rowe Price Group, Inc.	1,804,713
4,029	Torchmark Corp.	229,935
19,174	Travelers Cos., Inc. (The)	1,938,875
4,071	U.S. Bancorp/MN	175,501
45,268	Unum Group	1,582,569
24,113	Ventas, Inc. (REIT)	1,603,997
16,319	Vornado Realty Trust (REIT)	1,630,105
66,304	Wells Fargo & Co.	3,710,372
54,812	Weyerhaeuser Co. (REIT)	1,784,679
		94,003,137
	Health Care — 11.4%

10,849	Abbott Laboratories	527,261
22,145	AbbVie, Inc.	1,474,636
2,705	Actavis PLC*	829,921
11,340	Alexion Pharmaceuticals, Inc.*	1,857,946
16,266	AmerisourceBergen Corp.	1,830,901
23,137	Amgen, Inc.	3,615,388
30,685	Baxter International, Inc.	2,043,928
13,057	Becton, Dickinson and Co.	1,834,639
5,277	Biogen, Inc.*	2,094,916
10,519	Bristol-Myers Squibb Co.	679,527
9,530	C.R. Bard, Inc.	1,623,150
22,841	Cardinal Health, Inc.	2,013,891
13,150	Celgene Corp.*	1,504,886
30,237	DENTSPLY International, Inc.	1,573,382
13,324	Edwards Lifesciences Corp.*	1,741,713
30,367	Express Scripts Holding Co.*	2,646,180
41,857	Gilead Sciences, Inc.*	4,699,285
24,539	HCA Holdings, Inc.*	2,008,026
17,471	Hospira, Inc.*	1,544,786
47,726	Johnson & Johnson	4,779,282
9,417	McKesson Corp.	2,233,995
8,777	Medtronic PLC	669,861
34,407	Merck & Co., Inc.	2,095,042
29,625	PerkinElmer, Inc.	1,562,126
100,281	Pfizer, Inc.	3,484,765
4,237	Quest Diagnostics, Inc.	318,749
497	Regeneron Pharmaceuticals, Inc.*	254,742
25,803	Tenet Healthcare Corp.*	1,372,462
3,574	Thermo Fisher Scientific, Inc.	463,298
6,343	UnitedHealth Group, Inc.	762,492
13,941	Universal Health Services, Inc., Class B	1,806,475
		55,947,651
	Industrials — 10.8%

3,871	3M Co.	615,799
28,409	American Airlines Group, Inc.	1,203,689
30,959	AMETEK, Inc.	1,664,356
3,592	Boeing Co. (The)	504,748
20,790	C.H. Robinson Worldwide, Inc.	1,283,367
7,366	Caterpillar, Inc.	628,467
18,765	Cintas Corp.	1,615,479
34,486	CSX Corp.	1,175,283
5,554	Cummins, Inc.	752,845
15,748	Delta Air Lines, Inc.	675,904
17,782	Dover Corp.	1,340,763
10,529	Dun & Bradstreet Corp. (The)	1,346,975
13,690	Equifax, Inc.	1,373,518
36,007	Fastenal Co.	1,494,651
17,275	Fluor Corp.	971,200
140,291	General Electric Co.	3,825,736
28,395	Honeywell International, Inc.	2,958,759
33,699	Jacobs Engineering Group, Inc.*	1,457,819
10,617	L-3 Communications Holdings, Inc.	1,250,789
12,160	Lockheed Martin Corp.	2,288,512
59,890	Masco Corp.	1,621,222
17,416	Norfolk Southern Corp.	1,602,272
12,326	Northrop Grumman Corp.	1,962,053
17,925	PACCAR, Inc.	1,139,313
14,296	Parker-Hannifin Corp.	1,721,667
15,678	Pentair PLC	1,003,862
14,063	Pitney Bowes, Inc.	307,276
3,096	Raytheon Co.	319,693
39,356	Republic Services, Inc.	1,585,653
28,151	Robert Half International, Inc.	1,586,872
5,660	Rockwell Automation, Inc.	695,557
8,860	Roper Technologies, Inc.	1,550,146
15,820	Ryder System, Inc.	1,449,903
37,583	Southwest Airlines Co.	1,392,450
11,612	Stericycle, Inc.*	1,594,328
35,910	Textron, Inc.	1,623,850
5,784	Union Pacific Corp.	583,663
1,866	United Parcel Service, Inc., Class B	185,144
15,879	United Rentals, Inc.*	1,411,802

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,126	United Technologies Corp.	$600,613
5,193	Xylem, Inc.	189,908
		52,555,906
	Information Technology — 17.2%

12,869	Accenture PLC, Class A	1,235,939
8,506	Akamai Technologies, Inc.*	648,753
102,209	Apple, Inc.	13,315,789
38,502	Applied Materials, Inc.	775,045
15,643	Avago Technologies Ltd.	2,316,259
49,405	CA, Inc.	1,504,382
83,779	Cisco Systems, Inc.	2,455,562
21,287	Citrix Systems, Inc.*	1,383,868
34,407	Cognizant Technology Solutions Corp., Class A*	2,226,821
24,487	Computer Sciences Corp.	1,679,808
87,671	Corning, Inc.	1,834,077
26,433	Electronic Arts, Inc.*	1,658,803
9,947	F5 Networks, Inc.*	1,250,238
50,667	Facebook, Inc., Class A*	4,012,320
5,426	Google, Inc., Class A*	2,958,906
2,986	Google, Inc., Class C*	1,588,880
19,408	Harris Corp.	1,537,502
78,021	Hewlett-Packard Co.	2,605,901
59,912	Intel Corp.	2,064,568
9,287	International Business Machines Corp.	1,575,540
19,380	Intuit, Inc.	2,018,427
14,917	KLA-Tencor Corp.	889,948
1	Knowles Corp.*	10
21,699	Lam Research Corp.	1,784,743
4,672	MasterCard, Inc., Class A	431,039
31,651	Microchip Technology, Inc.	1,555,014
42,125	Micron Technology, Inc.*	1,176,551
129,652	Microsoft Corp.	6,075,493
32,641	NVIDIA Corp.	722,345
35,582	Oracle Corp.	1,547,461
34,113	Paychex, Inc.	1,685,523
18,696	QUALCOMM, Inc.	1,302,737
22,642	Seagate Technology PLC	1,259,801
18,560	Skyworks Solutions, Inc.	2,029,722
69,250	Symantec Corp.	1,705,281
3,904	Teradata Corp.*	152,022
14,601	Texas Instruments, Inc.	816,488
37,749	Total System Services, Inc.	1,555,259
22,941	VeriSign, Inc.*	1,449,642
16,701	Visa, Inc., Class A	1,147,025
5,493	Western Digital Corp.	534,798
74,066	Western Union Co. (The)	1,625,749
143,075	Xerox Corp.	1,633,916
23,393	Xilinx, Inc.	1,109,296
29,817	Yahoo!, Inc.*	1,280,193
		84,117,444
	Materials — 3.4%

15,205	Airgas, Inc.	1,549,998
29,108	Alcoa, Inc.	363,850
26,034	Avery Dennison Corp.	1,611,765
40,806	Dow Chemical Co. (The)	2,124,768
19,657	Eastman Chemical Co.	1,509,068
11,210	Freeport-McMoRan, Inc.	220,277
33,409	International Paper Co.	1,731,589
19,631	LyondellBasell Industries N.V., Class A	1,984,693
37,578	Mosaic Co. (The)	1,722,951
34,951	Nucor Corp.	1,653,182
16,383	Praxair, Inc.	2,012,815
		16,484,956
	Telecommunication Services — 1.3%

60,161	AT&T, Inc.	2,077,961
30,581	Level 3 Communications, Inc.*	1,696,634
50,726	Verizon Communications, Inc.	2,507,894
		6,282,489
	Utilities — 5.1%

26,190	AES Corp. (The)	356,184
8,829	AGL Resources, Inc.	444,717
36,206	Ameren Corp.	1,456,567
32,621	American Electric Power Co., Inc.	1,836,236
77,073	CenterPoint Energy, Inc.	1,569,977
44,997	CMS Energy Corp.	1,536,198
26,633	Consolidated Edison, Inc.	1,646,985
19,822	DTE Energy Co.	1,570,497
29,790	Edison International	1,811,530
21,617	Entergy Corp.	1,653,052
58,482	Exelon Corp.	1,978,446
17,735	FirstEnergy Corp.	632,785
24,757	NRG Energy, Inc.	623,876
5,488	PG&E Corp.	293,443
16,892	Pinnacle West Capital Corp.	1,029,061
54,715	PPL Corp.	1,899,158
26,384	SCANA Corp.	1,402,573
75,475	TECO Energy, Inc.	1,422,704
50,242	Xcel Energy, Inc.	1,710,740
		24,874,729
	Total Common Stocks (Cost $446,899,987)	461,486,233

Principal Amount
	Repurchase Agreements (a)(b) — 2.6%
$12,465,217	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $12,465,295	12,465,217
	Total Repurchase Agreements (Cost $12,465,217)	12,465,217

	Total Investment Securities (Cost $459,365,204) — 97.0%	473,951,450
	Other assets less liabilities — 3.0%	14,775,555
	Net Assets — 100.0%	$488,727,005

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $18,145,880.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,205,911
Aggregate gross unrealized depreciation	(15,317,330)
Net unrealized appreciation	$13,888,581
Federal income tax cost of investments	$460,062,869

Swap Agreements(1)

Large Cap Core Plus had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$(1,059,200)	11/07/16	Deutsche Bank AG	0.25%	Credit Suisse 130/30 Large Cap Index (short portion)	$(95,666)
156,928,853	11/06/15	Deutsche Bank AG	0.25%	Credit Suisse 130/30 Large Cap Index (long portion)	10,814,583
155,869,653					10,718,917	$—	$(10,718,917)	$—
(139,847,142)	11/07/16	Goldman Sachs International	(0.25)%	Credit Suisse 130/30 Large Cap Index (short portion)	97,761	—	—	97,761

(252,006)	01/06/16	Societe Generale	0.02%	Credit Suisse 130/30 Large Cap Index (short portion)	(134,912)
9,353,426	01/06/16	Societe Generale	0.38%	Credit Suisse 130/30 Large Cap Index (long portion)	911,788
9,101,420					776,876	—	(776,876)	—
(6,762,715)	11/07/16	UBS AG	(0.18)%	Credit Suisse 130/30 Large Cap Index (short portion)	(6,735,744)
8,883,980	01/06/16	UBS AG	0.53%	Credit Suisse 130/30 Large Cap Index (long portion)	8,466,882
2,121,265					1,731,138	(1,731,138)	—	—
$27,245,196					$13,324,692

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

Hedge Replication ETF

Shares		Value
	Common Stocks — 17.8%
	Consumer Discretionary — 2.3%

23	1-800-Flowers.com, Inc., Class A*	$219
10	2U, Inc.*	278
18	A.H. Belo Corp., Class A	105
74	Aeropostale, Inc.*	140
111	Amazon.com, Inc.*	47,645
20	AMC Entertainment Holdings, Inc., Class A	578
63	American Axle & Manufacturing Holdings, Inc.*	1,582
182	American Eagle Outfitters, Inc.	2,979
16	American Public Education, Inc.*	387
7	America’s Car-Mart, Inc.*	371
44	Ann, Inc.*	2,057
12	Arctic Cat, Inc.	397
26	Asbury Automotive Group, Inc.*	2,213
13	Ascent Capital Group, Inc., Class A*	524
22	AutoNation, Inc.*	1,373
9	AutoZone, Inc.*	6,063
38	Barnes & Noble, Inc.*	894
25	Beazer Homes USA, Inc.*	458
29	bebe stores, inc.	75
54	Bed Bath & Beyond, Inc.*	3,851
90	Belmond Ltd., Class A*	1,098
85	Best Buy Co., Inc.	2,949
17	Big 5 Sporting Goods Corp.	247
2	Biglari Holdings, Inc.*	707
20	BJ’s Restaurants, Inc.*	916
21	Black Diamond, Inc.*	194
72	Bloomin’ Brands, Inc.	1,617
11	Blue Nile, Inc.*	304
23	Bob Evans Farms, Inc.	1,056
14	Bon-Ton Stores, Inc. (The)	82
5	Boot Barn Holdings, Inc.*	122
66	BorgWarner, Inc.	3,970
73	Boyd Gaming Corp.*	1,045
14	Bravo Brio Restaurant Group, Inc.*	188
15	Bridgepoint Education, Inc.*	139
27	Bright Horizons Family Solutions, Inc.*	1,503
87	Brunswick Corp.	4,440
26	Buckle, Inc. (The)	1,107
18	Buffalo Wild Wings, Inc.*	2,748
12	Build-A-Bear Workshop, Inc.*	193
27	Burlington Stores, Inc.*	1,425
64	Cablevision Systems Corp., Class A	1,569
43	Caesars Acquisition Co., Class A*	316
48	Caesars Entertainment Corp.*	449
41	Caleres, Inc.	1,268
73	Callaway Golf Co.	689
10	Capella Education Co.	533
63	Career Education Corp.*	238
61	CarMax, Inc.*	4,333
23	Carmike Cinemas, Inc.*	640
131	Carnival Corp.	6,069
15	Carriage Services, Inc.	373
33	Carrols Restaurant Group, Inc.*	331
26	Cato Corp. (The), Class A	970
8	Cavco Industries, Inc.*	580
133	CBS Corp. (Non-Voting), Class B	8,209
66	Central European Media Enterprises Ltd., Class A*	153
4	Century Communities, Inc.*	83
47	Cheesecake Factory, Inc. (The)	2,424
69	Chegg, Inc.*	525
19	Children’s Place, Inc. (The)	1,243
9	Chipotle Mexican Grill, Inc.*	5,540
34	Christopher & Banks Corp.*	195
13	Churchill Downs, Inc.	1,621
15	Chuy’s Holdings, Inc.*	390
72	Cinedigm Corp., Class A*	63
15	Citi Trends, Inc.*	361
20	ClubCorp Holdings, Inc.	455
80	Coach, Inc.	2,830
6	Collectors Universe, Inc.	128
26	Columbia Sportswear Co.	1,457
739	Comcast Corp., Class A	43,202
26	Conn’s, Inc.*	962
16	Container Store Group, Inc. (The)*	294
54	Cooper Tire & Rubber Co.	1,982
13	Cooper-Standard Holding, Inc.*	813
22	Core-Mark Holding Co., Inc.	1,182
18	Cracker Barrel Old Country Store, Inc.	2,539
73	Crocs, Inc.*	1,098
32	Crown Media Holdings, Inc., Class A*	131
9	CSS Industries, Inc.	248
8	Culp, Inc.	211
135	Cumulus Media, Inc., Class A*	319
97	D.R. Horton, Inc.	2,534
1	Daily Journal Corp.*	204
158	Dana Holding Corp.	3,440
36	Darden Restaurants, Inc.	2,359
6	Dave & Buster’s Entertainment, Inc.*	190
22	Del Frisco’s Restaurant Group, Inc.*	409
84	Delphi Automotive PLC	7,306
81	Denny’s Corp.*	845
13	Destination Maternity Corp.	143
33	Destination XL Group, Inc.*	160
14	Dex Media, Inc.*	12
33	Diamond Resorts International, Inc.*	1,026
16	DineEquity, Inc.	1,562
146	DIRECTV*	13,292
43	Discovery Communications, Inc., Class A*	1,459
79	Discovery Communications, Inc., Class C*	2,484
14	Dixie Group, Inc. (The)*	136
88	Dollar General Corp.	6,388
60	Dollar Tree, Inc.*	4,499
25	Dorman Products, Inc.*	1,166
22	Drew Industries, Inc.	1,351
51	E.W. Scripps Co. (The), Class A	1,195
8	El Pollo Loco Holdings, Inc.*	166
14	Empire Resorts, Inc.*	66
23	Entercom Communications Corp., Class A*	262
54	Entravision Communications Corp., Class A	364
21	Eros International PLC*	419
9	Escalade, Inc.	165
24	Ethan Allen Interiors, Inc.	602
40	EVINE Live, Inc.*	132
29	Expedia, Inc.	3,111
79	Express, Inc.*	1,394

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
28	Family Dollar Stores, Inc.	$2,171
4	Famous Dave’s of America, Inc.*	83
30	Federal-Mogul Holdings Corp.*	373
25	Fiesta Restaurant Group, Inc.*	1,163
45	Finish Line, Inc. (The), Class A	1,178
51	Five Below, Inc.*	1,696
5	Flexsteel Industries, Inc.	189
1,150	Ford Motor Co.	17,446
13	Fossil Group, Inc.*	923
10	Fox Factory Holding Corp.*	163
39	Francesca’s Holdings Corp.*	611
34	Fred’s, Inc., Class A	596
18	FTD Cos., Inc.*	496
12	Fuel Systems Solutions, Inc.*	98
36	G-III Apparel Group Ltd.*	2,047
14	Gaiam, Inc., Class A*	92
32	GameStop Corp., Class A	1,389
66	Gannett Co., Inc.	2,362
77	Gap, Inc. (The)	2,951
35	Garmin Ltd.	1,592
393	General Motors Co.	14,136
22	Genesco, Inc.*	1,456
33	Gentherm, Inc.*	1,692
44	Genuine Parts Co.	3,981
38	Global Eagle Entertainment, Inc.*	516
78	Goodyear Tire & Rubber Co. (The)	2,484
44	Grand Canyon Education, Inc.*	1,879
57	Gray Television, Inc.*	910
23	Group 1 Automotive, Inc.	1,893
57	Guess?, Inc.	1,000
80	H&R Block, Inc.	2,538
5	Habit Restaurants, Inc. (The), Class A*	176
117	Hanesbrands, Inc.	3,728
62	Harley-Davidson, Inc.	3,316
20	Harman International Industries, Inc.	2,410
46	Harte-Hanks, Inc.	288
33	Hasbro, Inc.	2,380
19	Haverty Furniture Cos., Inc.	399
27	Helen of Troy Ltd.*	2,362
8	Hemisphere Media Group, Inc.*	98
11	hhgregg, Inc.*	42
24	Hibbett Sports, Inc.*	1,117
383	Home Depot, Inc. (The)	42,674
102	Houghton Mifflin Harcourt Co.*	2,691
109	Hovnanian Enterprises, Inc., Class A*	353
31	HSN, Inc.	2,080
45	Iconix Brand Group, Inc.*	1,162
7	Ignite Restaurant Group, Inc.*	26
8	Installed Building Products, Inc.*	172
26	International Speedway Corp., Class A	968
120	Interpublic Group of Cos., Inc. (The)	2,450
37	Interval Leisure Group, Inc.	963
13	Intrawest Resorts Holdings, Inc.*	163
28	iRobot Corp.*	895
20	Isle of Capri Casinos, Inc.*	284
22	ITT Educational Services, Inc.*	96
35	Jack in the Box, Inc.	3,038
17	JAKKS Pacific, Inc.*	131
15	Jamba, Inc.*	230
191	Johnson Controls, Inc.	9,936
5	Johnson Outdoors, Inc., Class A	120
15	Journal Media Group, Inc.	120
32	K12, Inc.*	438
78	KB Home	1,153
14	Kirkland’s, Inc.*	368
59	Kohl’s Corp.	3,864
61	Krispy Kreme Doughnuts, Inc.*	1,061
71	L Brands, Inc.	6,143
41	La Quinta Holdings, Inc.*	1,019
15	Lands’ End, Inc.*	441
49	La-Z-Boy, Inc.	1,300
61	LeapFrog Enterprises, Inc.*	124
50	Lee Enterprises, Inc.*	151
40	Leggett & Platt, Inc.	1,891
52	Lennar Corp., Class A	2,425
13	LGI Homes, Inc.*	245
20	Libbey, Inc.	790
4	Liberty Tax, Inc.	95
38	Life Time Fitness, Inc.*	2,732
75	LifeLock, Inc.*	1,142
10	Lifetime Brands, Inc.	145
21	Lithia Motors, Inc., Class A	2,235
12	Loral Space & Communications, Inc.*	801
283	Lowe’s Cos., Inc.	19,804
26	Lumber Liquidators Holdings, Inc.*	530
23	M/I Homes, Inc.*	535
99	Macy’s, Inc.	6,628
8	Malibu Boats, Inc., Class A*	168
17	Marcus Corp. (The)	333
10	Marine Products Corp.	62
23	MarineMax, Inc.*	550
60	Marriott International, Inc., Class A	4,679
25	Marriott Vacations Worldwide Corp.	2,207
28	Martha Stewart Living Omnimedia, Inc., Class A*	146
98	Mattel, Inc.	2,529
14	Mattress Firm Holding Corp.*	827
57	McClatchy Co. (The), Class A*	62
279	McDonald’s Corp.	26,764
37	MDC Holdings, Inc.	1,035
40	MDC Partners, Inc., Class A	848
75	Media General, Inc.*	1,242
45	Men’s Wearhouse, Inc. (The)	2,610
34	Meredith Corp.	1,795
37	Meritage Homes Corp.*	1,623
11	Metaldyne Performance Group, Inc.	209
58	Michael Kors Holdings Ltd.*	2,697
45	Modine Manufacturing Co.*	504
18	Mohawk Industries, Inc.*	3,360
9	Monarch Casino & Resort, Inc.*	174
29	Monro Muffler Brake, Inc.	1,711
27	Morgans Hotel Group Co.*	185
17	Motorcar Parts of America, Inc.*	489
16	Movado Group, Inc.	419
4	NACCO Industries, Inc., Class A	229
3	Nathan’s Famous, Inc.	117
57	National CineMedia, Inc.	908
29	Nautilus, Inc.*	612
18	Netflix, Inc.*	11,233
8	New Home Co., Inc. (The)*	125
42	New Media Investment Group, Inc.	925
27	New York & Co., Inc.*	69

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
129	New York Times Co. (The), Class A	$1,793
79	Newell Rubbermaid, Inc.	3,123
145	News Corp., Class A*	2,197
29	Nexstar Broadcasting Group, Inc., Class A	1,650
203	NIKE, Inc., Class B	20,639
11	Noodles & Co.*	160
41	Nordstrom, Inc.	2,978
27	Nutrisystem, Inc.	615
500	Office Depot, Inc.*	4,635
72	Omnicom Group, Inc.	5,366
48	Orbitz Worldwide, Inc.*	541
30	O’Reilly Automotive, Inc.*	6,586
18	Outerwall, Inc.	1,380
11	Overstock.com, Inc.*	238
14	Oxford Industries, Inc.	1,062
46	Pacific Sunwear of California, Inc.*	71
29	Papa John’s International, Inc.	1,993
5	Papa Murphy’s Holdings, Inc.*	86
74	Penn National Gaming, Inc.*	1,231
50	Pep Boys-Manny Moe & Jack (The)*	507
11	Perry Ellis International, Inc.*	270
19	PetMed Express, Inc.	317
88	Pier 1 Imports, Inc.	1,118
56	Pinnacle Entertainment, Inc.*	2,070
42	Pool Corp.	2,784
22	Popeyes Louisiana Kitchen, Inc.*	1,223
14	Potbelly Corp.*	197
15	Priceline Group, Inc. (The)*	17,581
96	PulteGroup, Inc.	1,841
24	PVH Corp.	2,511
127	Quiksilver, Inc.*	174
22	Radio One, Inc., Class D*	77
18	Ralph Lauren Corp.	2,347
12	ReachLocal, Inc.*	34
16	Reading International, Inc., Class A*	214
13	Red Robin Gourmet Burgers, Inc.*	1,084
41	Regis Corp.*	663
29	Remy International, Inc.	641
49	Rent-A-Center, Inc.	1,482
9	Rentrak Corp.*	611
29	Restoration Hardware Holdings, Inc.*	2,638
60	Ross Stores, Inc.	5,800
48	Royal Caribbean Cruises Ltd.	3,647
57	Ruby Tuesday, Inc.*	356
34	Ruth’s Hospitality Group, Inc.	501
44	Ryland Group, Inc. (The)	1,851
3	Saga Communications, Inc., Class A	119
10	Salem Media Group, Inc.	47
25	Scholastic Corp.	1,111
47	Scientific Games Corp., Class A*	715
28	Scripps Networks Interactive, Inc., Class A	1,876
11	Sears Hometown and Outlet Stores, Inc.*	78
51	Select Comfort Corp.*	1,589
16	Sequential Brands Group, Inc.*	224
41	SFX Entertainment, Inc.*	200
5	Shake Shack, Inc., Class A*	414
8	Shiloh Industries, Inc.*	78
14	Shoe Carnival, Inc.	387
36	Shutterfly, Inc.*	1,674
64	Sinclair Broadcast Group, Inc., Class A	1,923
21	Sizmek, Inc.*	147
37	Skechers U.S.A., Inc., Class A*	3,917
19	Skullcandy, Inc.*	143
51	Smith & Wesson Holding Corp.*	750
37	Sonic Automotive, Inc., Class A	860
51	Sonic Corp.	1,537
57	Sotheby’s	2,555
32	Spartan Motors, Inc.	146
11	Speedway Motorsports, Inc.	241
9	Sportsman’s Warehouse Holdings, Inc.*	87
30	Stage Stores, Inc.	486
19	Standard Motor Products, Inc.	668
135	Standard Pacific Corp.*	1,112
186	Staples, Inc.	3,062
436	Starbucks Corp.	22,655
50	Starwood Hotels & Resorts Worldwide, Inc.	4,138
26	Stein Mart, Inc.	276
12	Steiner Leisure Ltd.*	589
55	Steven Madden Ltd.*	2,078
26	Stoneridge, Inc.*	310
3	Strattec Security Corp.	207
10	Strayer Education, Inc.*	458
18	Sturm Ruger & Co., Inc.	967
22	Superior Industries International, Inc.	424
11	Systemax, Inc.*	92
185	Target Corp.	14,674
57	Tenneco, Inc.*	3,347
65	Texas Roadhouse, Inc.	2,276
33	Tiffany & Co.	3,093
26	Tile Shop Holdings, Inc.*	324
10	Tilly’s, Inc., Class A*	96
82	Time Warner Cable, Inc.	14,833
242	Time Warner, Inc.	20,444
103	Time, Inc.	2,319
199	TJX Cos., Inc. (The)	12,812
19	Tower International, Inc.*	523
8	Townsquare Media, Inc., Class A*	105
40	Tractor Supply Co.	3,486
28	Travelport Worldwide Ltd.	428
137	TRI Pointe Homes, Inc.*	1,976
32	TripAdvisor, Inc.*	2,440
41	Tuesday Morning Corp.*	526
47	Tumi Holdings, Inc.*	907
7	Turtle Beach Corp.*	13
532	Twenty-First Century Fox, Inc., Class A	17,875
7	UCP, Inc., Class A*	57
49	Under Armour, Inc., Class A*	3,842
14	Unifi, Inc.*	455
15	Universal Electronics, Inc.*	777
20	Universal Technical Institute, Inc.	168
29	Urban Outfitters, Inc.*	997
34	Vail Resorts, Inc.	3,527
20	Vera Bradley, Inc.*	271
100	VF Corp.	7,043
106	Viacom, Inc., Class B	7,089
10	Vince Holding Corp.*	159
29	Vitamin Shoppe, Inc.*	1,151
18	VOXX International Corp.*	154
455	Walt Disney Co. (The)	50,218

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
12	Wayfair, Inc., Class A*	$359
11	WCI Communities, Inc.*	256
26	Weight Watchers International, Inc.*	142
16	West Marine, Inc.*	152
6	Weyco Group, Inc.	168
23	Whirlpool Corp.	4,238
16	William Lyon Homes, Class A*	362
2	Winmark Corp.	184
25	Winnebago Industries, Inc.	543
95	Wolverine World Wide, Inc.	2,791
28	World Wrestling Entertainment, Inc., Class A	400
35	Wyndham Worldwide Corp.	2,972
24	Wynn Resorts Ltd.	2,417
126	Yum! Brands, Inc.	11,354
6	Zoe’s Kitchen, Inc.*	190
19	Zumiez, Inc.*	567
		909,297
	Consumer Staples — 1.4%

42	22nd Century Group, Inc.*	45
3	Alico, Inc.	148
82	Alliance One International, Inc.*	112
573	Altria Group, Inc.	29,338
26	Andersons, Inc. (The)	1,153
184	Archer-Daniels-Midland Co.	9,724
54	B&G Foods, Inc.	1,671
8	Boston Beer Co., Inc. (The), Class A*	2,110
57	Boulder Brands, Inc.*	526
45	Brown-Forman Corp., Class B	4,242
13	Calavo Growers, Inc.	656
29	Cal-Maine Foods, Inc.	1,644
52	Campbell Soup Co.	2,514
36	Casey’s General Stores, Inc.	3,139
40	Central Garden & Pet Co., Class A*	390
17	Chefs’ Warehouse, Inc. (The)*	319
38	Clorox Co. (The)	4,091
4	Coca-Cola Bottling Co. Consolidated	454
1,143	Coca-Cola Co. (The)	46,817
63	Coca-Cola Enterprises, Inc.	2,786
248	Colgate-Palmolive Co.	16,564
124	ConAgra Foods, Inc.	4,788
49	Constellation Brands, Inc., Class A	5,777
128	Costco Wholesale Corp.	18,252
10	Craft Brew Alliance, Inc.*	108
327	CVS Health Corp.	33,478
154	Darling Ingredients, Inc.*	2,418
87	Dean Foods Co.	1,603
20	Diamond Foods, Inc.*	569
16	Diplomat Pharmacy, Inc.*	618
56	Dr. Pepper Snapple Group, Inc.	4,292
24	Elizabeth Arden, Inc.*	338
65	Estee Lauder Cos., Inc. (The), Class A	5,683
17	Fairway Group Holdings Corp.*	77
7	Farmer Bros Co.*	172
20	Female Health Co. (The)*	48
32	Fresh Del Monte Produce, Inc.	1,204
40	Fresh Market, Inc. (The)*	1,270
11	Freshpet, Inc.*	218
176	General Mills, Inc.	9,882
43	Hershey Co. (The)	3,993
39	Hormel Foods Corp.	2,232
78	HRG Group, Inc.*	1,023
11	Ingles Markets, Inc., Class A	538
16	Inter Parfums, Inc.	535
14	Inventure Foods, Inc.*	133
14	J&J Snack Foods Corp.	1,509
28	J.M. Smucker Co. (The)	3,319
8	John B. Sanfilippo & Son, Inc.	405
74	Kellogg Co.	4,645
35	Keurig Green Mountain, Inc.	3,018
106	Kimberly-Clark Corp.	11,539
171	Kraft Foods Group, Inc.	14,441
143	Kroger Co. (The)	10,410
17	Lancaster Colony Corp.	1,517
25	Landec Corp.*	357
29	Liberator Medical Holdings, Inc.	76
4	Lifeway Foods, Inc.*	71
10	Limoneira Co.	216
105	Lorillard, Inc.	7,610
37	McCormick & Co., Inc. (Non-Voting)	2,904
59	Mead Johnson Nutrition Co.	5,741
11	Medifast, Inc.*	354
46	Molson Coors Brewing Co., Class B	3,375
480	Mondelez International, Inc., Class A	19,963
43	Monster Beverage Corp.*	5,473
11	National Beverage Corp.*	228
8	Natural Grocers by Vitamin Cottage, Inc.*	194
10	Nature’s Sunshine Products, Inc.	128
8	Nutraceutical International Corp.*	176
5	Oil-Dri Corp. of America	155
20	Omega Protein Corp.*	275
9	Orchids Paper Products Co.	202
431	PepsiCo, Inc.	41,561
450	Philip Morris International, Inc.	37,382
49	Post Holdings, Inc.*	2,120
18	PriceSmart, Inc.	1,468
785	Procter & Gamble Co. (The)	61,536
11	Revlon, Inc., Class A*	406
90	Reynolds American, Inc.	6,908
37	Roundy’s, Inc.*	129
22	Sanderson Farms, Inc.	1,794
8	Seneca Foods Corp., Class A*	226
13	Smart & Final Stores, Inc.*	220
45	Snyder’s-Lance, Inc.	1,344
35	SpartanNash Co.	1,094
190	SUPERVALU, Inc.*	1,678
16	Synutra International, Inc.*	107
172	Sysco Corp.	6,392
18	Tootsie Roll Industries, Inc.	553
39	TreeHouse Foods, Inc.*	2,782
85	Tyson Foods, Inc., Class A	3,608
46	United Natural Foods, Inc.*	3,085
22	Universal Corp.	1,133
5	USANA Health Sciences, Inc.*	640
71	Vector Group Ltd.	1,570
6	Village Super Market, Inc., Class A	192
254	Walgreens Boots Alliance, Inc.	21,803
459	Wal-Mart Stores, Inc.	34,090
14	WD-40 Co.	1,181
10	Weis Markets, Inc.	432
105	Whole Foods Market, Inc.	4,330
		565,757

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
	Energy — 1.2%

86	Abraxas Petroleum Corp.*	$252
2	Adams Resources & Energy, Inc.	86
24	Alon USA Energy, Inc.	423
207	Alpha Natural Resources, Inc.*	103
25	Amyris, Inc.*	50
147	Anadarko Petroleum Corp.	12,291
110	Apache Corp.	6,582
37	Approach Resources, Inc.*	259
199	Arch Coal, Inc.*	98
17	Ardmore Shipping Corp.	198
5	Aspen Aerogels, Inc.*	35
126	Baker Hughes, Inc.	8,122
30	Basic Energy Services, Inc.*	261
46	Bill Barrett Corp.*	406
37	Bonanza Creek Energy, Inc.*	769
33	Bristow Group, Inc.	1,914
43	C&J Energy Services Ltd.*	646
120	Cabot Oil & Gas Corp.	4,075
62	Callon Petroleum Co.*	487
56	Cameron International Corp.*	2,874
18	CARBO Ceramics, Inc.	768
48	Carrizo Oil & Gas, Inc.*	2,408
31	CHC Group Ltd.*	41
150	Chesapeake Energy Corp.	2,117
547	Chevron Corp.	56,341
25	Cimarex Energy Co.	2,888
6	Clayton Williams Energy, Inc.*	310
66	Clean Energy Fuels Corp.*	494
57	Cloud Peak Energy, Inc.*	329
45	Comstock Resources, Inc.	159
358	ConocoPhillips	22,797
67	CONSOL Energy, Inc.	1,865
16	Contango Oil & Gas Co.*	220
56	Delek U.S. Holdings, Inc.	2,120
112	Devon Energy Corp.	7,305
87	DHT Holdings, Inc.	686
20	Diamond Offshore Drilling, Inc.	607
45	Diamondback Energy, Inc.	3,501
7	Dorian LPG Ltd.*	97
28	Eclipse Resources Corp.*	176
5	Emerald Oil, Inc.*	27
88	Energy XXI Ltd.	304
68	Ensco PLC, Class A	1,598
159	EOG Resources, Inc.	14,102
44	EQT Corp.	3,743
19	Era Group, Inc.*	399
18	Evolution Petroleum Corp.	124
142	EXCO Resources, Inc.	222
55	Exterran Holdings, Inc.	1,818
1,220	Exxon Mobil Corp.	103,944
67	FMC Technologies, Inc.*	2,800
23	FMSA Holdings, Inc.*	205
56	Forum Energy Technologies, Inc.*	1,161
76	Frontline Ltd.*	196
50	FX Energy, Inc.*	47
39	GasLog Ltd.	807
66	Gastar Exploration, Inc.*	201
12	Geospace Technologies Corp.*	247
11	Glori Energy, Inc.*	22
42	Goodrich Petroleum Corp.*	116
35	Green Plains, Inc.	1,150
14	Gulf Island Fabrication, Inc.	158
23	GulfMark Offshore, Inc., Class A	309
244	Halcon Resources Corp.*	256
10	Hallador Energy Co.	85
247	Halliburton Co.	11,214
39	Harvest Natural Resources, Inc.*	78
99	Helix Energy Solutions Group, Inc.*	1,551
31	Helmerich & Payne, Inc.	2,263
150	Hercules Offshore, Inc.*	96
71	Hess Corp.	4,794
34	Hornbeck Offshore Services, Inc.*	757
10	Independence Contract Drilling, Inc.*	73
121	ION Geophysical Corp.*	172
1	Isramco, Inc.*	122
13	Jones Energy, Inc., Class A*	126
123	Key Energy Services, Inc.*	277
496	Kinder Morgan, Inc.	20,579
186	Magnum Hunter Resources Corp.*	340
196	Marathon Oil Corp.	5,329
79	Marathon Petroleum Corp.	8,173
74	Matador Resources Co.*	2,038
25	Matrix Service Co.*	422
222	McDermott International, Inc.*	1,212
35	Midstates Petroleum Co., Inc.*	43
28	Miller Energy Resources, Inc.*	16
12	Mitcham Industries, Inc.*	50
49	Murphy Oil Corp.	2,130
119	National Oilwell Varco, Inc.	5,854
12	Natural Gas Services Group, Inc.*	290
77	Navios Maritime Acquisition Corp.	275
47	Newfield Exploration Co.*	1,777
79	Newpark Resources, Inc.*	670
70	Noble Corp. PLC	1,173
112	Noble Energy, Inc.	4,903
17	Nordic American Offshore Ltd.	155
83	Nordic American Tankers Ltd.	1,072
67	North Atlantic Drilling Ltd.	89
57	Northern Oil and Gas, Inc.*	389
14	Nuverra Environmental Solutions, Inc.*	72
224	Occidental Petroleum Corp.	17,515
61	ONEOK, Inc.	2,557
22	Pacific Ethanol, Inc.*	253
13	Panhandle Oil and Gas, Inc., Class A	263
113	Parker Drilling Co.*	383
50	Parsley Energy, Inc., Class A*	875
37	PDC Energy, Inc.*	2,207
61	Penn Virginia Corp.*	284
55	PetroQuest Energy, Inc.*	95
12	PHI, Inc. (Non-Voting)*	390
158	Phillips 66	12,501
59	Pioneer Energy Services Corp.*	414
43	Pioneer Natural Resources Co.	6,357
14	Profire Energy, Inc.*	19
47	QEP Resources, Inc.	885
48	Range Resources Corp.	2,660
32	Renewable Energy Group, Inc.*	340
73	Resolute Energy Corp.*	85
6	REX American Resources Corp.*	383
45	Rex Energy Corp.*	226
11	RigNet, Inc.*	390
19	Ring Energy, Inc.*	218
69	Rosetta Resources, Inc.*	1,612
24	RSP Permian, Inc.*	684
48	Sanchez Energy Corp.*	484
371	Schlumberger Ltd.	33,676

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
167	Scorpio Tankers, Inc.	$1,523
17	SEACOR Holdings, Inc.*	1,192
40	SemGroup Corp., Class A	3,148
55	Ship Finance International Ltd.	899
71	Solazyme, Inc.*	224
112	Southwestern Energy Co.*	2,886
195	Spectra Energy Corp.	6,858
53	Stone Energy Corp.*	720
41	Swift Energy Co.*	87
76	Synergy Resources Corp.*	875
75	Teekay Tankers Ltd., Class A	506
32	Tesco Corp.	385
36	Tesoro Corp.	3,186
74	TETRA Technologies, Inc.*	465
21	TransAtlantic Petroleum Ltd.*	115
99	Transocean Ltd.	1,866
63	Triangle Petroleum Corp.*	323
47	VAALCO Energy, Inc.*	105
150	Valero Energy Corp.	8,886
192	Vantage Drilling Co.*	65
12	Vertex Energy, Inc.*	33
33	W&T Offshore, Inc.	179
69	Warren Resources, Inc.*	48
46	Western Refining, Inc.	2,023
15	Westmoreland Coal Co.*	387
37	Willbros Group, Inc.*	69
196	Williams Cos., Inc. (The)	10,016
		490,600
	Financials — 3.2%

14	1st Source Corp.	442
64	Acadia Realty Trust (REIT)	1,985
95	ACE Ltd.	10,116
39	Actua Corp.*	496
16	Affiliated Managers Group, Inc.*	3,579
128	Aflac, Inc.	7,964
27	AG Mortgage Investment Trust, Inc. (REIT)	509
16	Agree Realty Corp. (REIT)	485
46	Alexander & Baldwin, Inc.	1,889
2	Alexander’s, Inc. (REIT)	808
121	Allstate Corp. (The)	8,146
1	Altisource Asset Management Corp.*	170
12	Altisource Portfolio Solutions S.A.*	330
53	Altisource Residential Corp. (REIT)	950
42	Ambac Financial Group, Inc.*	982
34	American Assets Trust, Inc. (REIT)	1,338
48	American Capital Mortgage Investment Corp. (REIT)	839
70	American Equity Investment Life Holding Co.	1,779
255	American Express Co.	20,329
399	American International Group, Inc.	23,385
8	American National Bankshares, Inc.	181
30	American Residential Properties, Inc. (REIT)*	556
123	American Tower Corp. (REIT)	11,413
53	Ameriprise Financial, Inc.	6,603
28	Ameris Bancorp	705
17	AMERISAFE, Inc.	727
8	Ames National Corp.	190
28	AmTrust Financial Services, Inc.	1,685
6	Anchor BanCorp Wisconsin, Inc.*	222
99	Anworth Mortgage Asset Corp. (REIT)	515
81	Aon PLC	8,199
45	Apartment Investment & Management Co., Class A (REIT)	1,707
55	Apollo Commercial Real Estate Finance, Inc. (REIT)	944
30	Apollo Residential Mortgage, Inc. (REIT)	478
27	Ares Commercial Real Estate Corp. (REIT)	315
27	Argo Group International Holdings Ltd.	1,422
21	Arlington Asset Investment Corp., Class A	434
23	Armada Hoffler Properties, Inc. (REIT)	244
334	ARMOUR Residential REIT, Inc. (REIT)	999
10	Arrow Financial Corp.	263
22	Ashford Hospitality Prime, Inc. (REIT)	346
74	Ashford Hospitality Trust, Inc. (REIT)	636
1	Ashford, Inc.*	96
54	Associated Estates Realty Corp. (REIT)	1,544
20	Assurant, Inc.	1,317
81	Astoria Financial Corp.	1,062
11	Atlas Financial Holdings, Inc.*	207
11	AV Homes, Inc.*	169
38	AvalonBay Communities, Inc. (REIT)	6,327
9	Baldwin & Lyons, Inc., Class B	202
33	Banc of California, Inc.	428
7	BancFirst Corp.	408
28	Banco Latinoamericano de Comercio Exterior S.A., Class E	849
31	Bancorp, Inc. (The)*	300
90	BancorpSouth, Inc.	2,177
44	Bank Mutual Corp.	312
3,059	Bank of America Corp.	50,473
6	Bank of Kentucky Financial Corp. (The)	296
6	Bank of Marin Bancorp	281
324	Bank of New York Mellon Corp. (The)	14,049
80	Bank of the Ozarks, Inc.	3,518
17	BankFinancial Corp.	201
20	Banner Corp.	900
210	BB&T Corp.	8,289
74	BBCN Bancorp, Inc.	1,066
7	BBX Capital Corp., Class A*	112
30	Beneficial Bancorp, Inc.*	367
530	Berkshire Hathaway, Inc., Class B*	75,790
27	Berkshire Hills Bancorp, Inc.	740
163	BGC Partners, Inc., Class A	1,540
37	BlackRock, Inc.	13,534
27	Blue Hills Bancorp, Inc.*	370
19	BNC Bancorp	353
14	BofI Holding, Inc.*	1,318
75	Boston Private Financial Holdings, Inc.	940
45	Boston Properties, Inc. (REIT)	5,851
11	Bridge Bancorp, Inc.	272

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
9	Bridge Capital Holdings*	$251
66	Brookline Bancorp, Inc.	722
15	Bryn Mawr Bank Corp.	433
3	C1 Financial, Inc.*	54
16	Calamos Asset Management, Inc., Class A	196
7	Camden National Corp.	269
61	Campus Crest Communities, Inc. (REIT)	345
21	Capital Bank Financial Corp., Class A*	599
10	Capital City Bank Group, Inc.	144
160	Capital One Financial Corp.	13,370
134	Capitol Federal Financial, Inc.	1,621
90	Capstead Mortgage Corp. (REIT)	1,065
30	Cardinal Financial Corp.	619
26	CareTrust REIT, Inc. (REIT)	339
29	Cascade Bancorp*	144
26	Cash America International, Inc.	699
18	CatchMark Timber Trust, Inc., Class A (REIT)	214
74	Cathay General Bancorp	2,236
81	CBRE Group, Inc., Class A*	3,097
79	Cedar Realty Trust, Inc. (REIT)	533
33	CenterState Banks, Inc.	409
14	Central Pacific Financial Corp.	328
3	Century Bancorp, Inc./MA, Class A	115
222	Chambers Street Properties (REIT)	1,692
335	Charles Schwab Corp. (The)	10,603
16	Charter Financial Corp./MD	194
36	Chatham Lodging Trust (REIT)	1,006
31	Chemical Financial Corp.	939
56	Chesapeake Lodging Trust (REIT)	1,740
67	Chubb Corp. (The)	6,532
6	CIFC Corp.	46
43	Cincinnati Financial Corp.	2,175
882	Citigroup, Inc.	47,699
12	Citizens & Northern Corp.	233
41	Citizens, Inc./TX*	228
15	City Holding Co.	677
25	Clifton Bancorp, Inc.	348
92	CME Group, Inc.	8,666
14	CNB Financial Corp./PA	233
192	CNO Financial Group, Inc.	3,456
34	CoBiz Financial, Inc.	402
18	Cohen & Steers, Inc.	675
100	Colony Capital, Inc., Class A (REIT)	2,566
54	Columbia Banking System, Inc.	1,631
52	Comerica, Inc.	2,545
38	Community Bank System, Inc.	1,342
15	Community Trust Bancorp, Inc.	492
11	CommunityOne Bancorp*	111
21	ConnectOne Bancorp, Inc.	408
4	Consolidated-Tomoka Land Co.	222
21	Consumer Portfolio Services, Inc.*	124
44	CorEnergy Infrastructure Trust, Inc. (REIT)	293
20	CoreSite Realty Corp. (REIT)	944
206	Cousins Properties, Inc. (REIT)	1,988
108	Cowen Group, Inc., Class A*	637
26	Crawford & Co., Class B	190
6	Credit Acceptance Corp.*	1,383
97	Crown Castle International Corp. (REIT)	7,910
9	CU Bancorp*	191
152	CubeSmart (REIT)	3,616
24	Customers Bancorp, Inc.*	602
99	CVB Financial Corp.	1,624
42	CyrusOne, Inc. (REIT)	1,355
152	CYS Investments, Inc. (REIT)	1,360
77	DCT Industrial Trust, Inc. (REIT)	2,519
3	Diamond Hill Investment Group, Inc.	574
183	DiamondRock Hospitality Co. (REIT)	2,410
31	Dime Community Bancshares, Inc.	508
130	Discover Financial Services	7,575
8	Donegal Group, Inc., Class A	118
60	DuPont Fabros Technology, Inc. (REIT)	1,934
51	Dynex Capital, Inc. (REIT)	396
84	E*TRADE Financial Corp.*	2,475
27	Eagle Bancorp, Inc.*	1,074
13	Easterly Government Properties, Inc. (REIT)	202
29	EastGroup Properties, Inc. (REIT)	1,613
44	Education Realty Trust, Inc. (REIT)	1,449
17	eHealth, Inc.*	222
5	EMC Insurance Group, Inc.	177
86	Empire State Realty Trust, Inc., Class A (REIT)	1,555
29	Employers Holdings, Inc.	656
24	Encore Capital Group, Inc.*	953
24	Enova International, Inc.*	468
8	Enstar Group Ltd.*	1,213
7	Enterprise Bancorp, Inc./MA	144
18	Enterprise Financial Services Corp.	380
53	EPR Properties (REIT)	3,057
62	Equity One, Inc. (REIT)	1,536
106	Equity Residential (REIT)	7,878
42	Essent Group Ltd.*	1,071
19	Essex Property Trust, Inc. (REIT)	4,230
85	EverBank Financial Corp.	1,567
31	Evercore Partners, Inc., Class A	1,580
57	Excel Trust, Inc. (REIT)	906
48	EZCORP, Inc., Class A*	381
9	FBL Financial Group, Inc., Class A	517
6	FBR & Co.*	127
8	FCB Financial Holdings, Inc., Class A*	230
10	Federal Agricultural Mortgage Corp., Class C	316
13	Federated National Holding Co.	334
134	FelCor Lodging Trust, Inc. (REIT)	1,439
11	Fidelity & Guaranty Life	242
15	Fidelity Southern Corp.	232
6	Fifth Street Asset Management, Inc.	60
237	Fifth Third Bancorp	4,797
48	Financial Engines, Inc.	2,059
13	Financial Institutions, Inc.	300
100	First American Financial Corp.	3,571
9	First Bancorp, Inc./ME	154
98	First BanCorp./Puerto Rico*	600
18	First Bancorp/NC	284
68	First Busey Corp.	427
4	First Business Financial Services, Inc.	179
27	First Cash Financial Services, Inc.*	1,258
9	First Citizens BancShares, Inc., Class A	2,170

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
83	First Commonwealth Financial Corp.	$755
15	First Community Bancshares, Inc./VA	250
15	First Connecticut Bancorp, Inc./CT	219
9	First Defiance Financial Corp.	318
54	First Financial Bancorp	938
60	First Financial Bankshares, Inc.	1,808
11	First Financial Corp./IN	375
13	First Financial Northwest, Inc.	151
103	First Industrial Realty Trust, Inc. (REIT)	2,010
17	First Interstate BancSystem, Inc., Class A	463
34	First Merchants Corp.	792
70	First Midwest Bancorp, Inc./IL	1,243
14	First NBC Bank Holding Co.*	476
11	First of Long Island Corp. (The)	278
55	First Potomac Realty Trust (REIT)	555
155	FirstMerit Corp.	3,044
19	Flagstar Bancorp, Inc.*	356
28	Flushing Financial Corp.	543
162	FNB Corp./PA	2,185
33	Forestar Group, Inc.*	441
11	Fox Chase Bancorp, Inc.	179
114	Franklin Resources, Inc.	5,804
84	Franklin Street Properties Corp. (REIT)	975
6	FRP Holdings, Inc.*	182
43	FXCM, Inc., Class A	62
22	GAIN Capital Holdings, Inc.	205
6	GAMCO Investors, Inc., Class A	414
183	General Growth Properties, Inc. (REIT)	5,184
144	Genworth Financial, Inc., Class A*	1,143
68	GEO Group, Inc. (The) (REIT)	2,579
12	German American Bancorp, Inc.	348
24	Getty Realty Corp. (REIT)	404
70	Glacier Bancorp, Inc.	1,970
19	Gladstone Commercial Corp. (REIT)	329
8	Global Indemnity PLC*	220
118	Goldman Sachs Group, Inc. (The)	24,330
64	Government Properties Income Trust (REIT)	1,249
54	Gramercy Property Trust, Inc. (REIT)	1,437
4	Great Ajax Corp. (REIT)	54
10	Great Southern Bancorp, Inc.	395
17	Great Western Bancorp, Inc.	394
4	Green Bancorp, Inc.*	57
29	Green Dot Corp., Class A*	425
26	Greenhill & Co., Inc.	1,012
27	Greenlight Capital Re Ltd., Class A*	827
14	Guaranty Bancorp	231
13	Hallmark Financial Services, Inc.*	144
32	Hampton Roads Bankshares, Inc.*	65
73	Hancock Holding Co.	2,126
30	Hanmi Financial Corp.	664
30	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	614
122	Hartford Financial Services Group, Inc. (The)	5,015
90	Hatteras Financial Corp. (REIT)	1,616
8	HCI Group, Inc.	346
134	HCP, Inc. (REIT)	5,188
102	Health Care REIT, Inc. (REIT)	7,167
90	Healthcare Realty Trust, Inc. (REIT)	2,144
15	Heartland Financial USA, Inc.	511
19	Heritage Commerce Corp.	171
28	Heritage Financial Corp./WA	479
6	Heritage Insurance Holdings, Inc.*	126
21	Heritage Oaks Bancorp	163
188	Hersha Hospitality Trust (REIT)	1,196
31	HFF, Inc., Class A	1,247
84	Highwoods Properties, Inc. (REIT)	3,524
70	Hilltop Holdings, Inc.*	1,528
51	Home BancShares, Inc./AR	1,740
21	HomeStreet, Inc.*	484
20	HomeTrust Bancshares, Inc.*	310
38	Horace Mann Educators Corp.	1,308
9	Horizon Bancorp/IN	216
220	Host Hotels & Resorts, Inc. (REIT)	4,382
140	Hudson City Bancorp, Inc.	1,332
68	Hudson Pacific Properties, Inc. (REIT)	2,073
14	Hudson Valley Holding Corp.	362
236	Huntington Bancshares, Inc./OH	2,627
29	IBERIABANK Corp.	1,864
7	Independence Holding Co.	82
24	Independent Bank Corp./MA	1,083
21	Independent Bank Corp./MI	284
9	Independent Bank Group, Inc.	365
11	Infinity Property & Casualty Corp.	796
22	InfraREIT, Inc. (REIT)	667
82	Inland Real Estate Corp. (REIT)	831
33	Intercontinental Exchange, Inc.	7,814
51	International Bancshares Corp.	1,331
14	INTL FCStone, Inc.*	491
125	Invesco Ltd.	4,979
115	Invesco Mortgage Capital, Inc. (REIT)	1,825
32	Investment Technology Group, Inc.	860
335	Investors Bancorp, Inc.	4,023
105	Investors Real Estate Trust (REIT)	760
54	Iron Mountain, Inc. (REIT)	1,969
79	iStar Financial, Inc. (REIT)*	1,123
10	James River Group Holdings Ltd.	235
140	Janus Capital Group, Inc.	2,541
11	JG Wentworth Co., Class A*	103
1,084	JPMorgan Chase & Co.	71,306
4	Kansas City Life Insurance Co.	178
42	KCG Holdings, Inc., Class A*	567
19	Kearny Financial Corp./MD*	206
41	Kemper Corp.	1,467
73	Kennedy-Wilson Holdings, Inc.	1,867
249	KeyCorp	3,630
120	Kimco Realty Corp. (REIT)	2,875
31	Kite Realty Group Trust (REIT)	839
14	Ladder Capital Corp. (REIT)	249
93	Ladenburg Thalmann Financial Services, Inc.*	306
35	Lakeland Bancorp, Inc.	400
15	Lakeland Financial Corp.	594
104	LaSalle Hotel Properties (REIT)	3,792
39	LegacyTexas Financial Group, Inc.	1,012
29	Legg Mason, Inc.	1,547
6	LendingTree, Inc.*	356
92	Leucadia National Corp.	2,266
192	Lexington Realty Trust (REIT)	1,763

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
75	Lincoln National Corp.	$4,276
87	Loews Corp.	3,490
33	LTC Properties, Inc. (REIT)	1,389
39	M&T Bank Corp.	4,714
25	Macatawa Bank Corp.	127
41	Macerich Co. (The) (REIT)	3,367
83	Mack-Cali Realty Corp. (REIT)	1,403
47	Maiden Holdings Ltd.	657
19	MainSource Financial Group, Inc.	380
14	Manning & Napier, Inc.	155
7	Marcus & Millichap, Inc.*	328
35	MarketAxess Holdings, Inc.	3,096
8	Marlin Business Services Corp.	143
157	Marsh & McLennan Cos., Inc.	9,142
62	MB Financial, Inc.	1,998
80	McGraw Hill Financial, Inc.	8,300
47	Meadowbrook Insurance Group, Inc.	400
194	Medical Properties Trust, Inc. (REIT)	2,631
6	Medley Management, Inc., Class A	69
16	Mercantile Bank Corp.	320
5	Merchants Bancshares, Inc./VT	149
19	Meridian Bancorp, Inc.*	244
6	Meta Financial Group, Inc.	241
325	MetLife, Inc.	16,984
13	Metro Bancorp, Inc.	336
317	MGIC Investment Corp.*	3,439
8	MidSouth Bancorp, Inc.	111
7	MidWestOne Financial Group, Inc.	204
7	Moelis & Co., Class A	202
55	Monmouth Real Estate Investment Corp. (REIT)	530
34	Montpelier Re Holdings Ltd.	1,294
52	Moody’s Corp.	5,621
448	Morgan Stanley	17,114
34	NASDAQ OMX Group, Inc. (The)	1,759
33	National Bank Holdings Corp., Class A	631
6	National Bankshares, Inc.	167
33	National General Holdings Corp.	641
35	National Health Investors, Inc. (REIT)	2,315
7	National Interstate Corp.	179
116	National Penn Bancshares, Inc.	1,241
2	National Western Life Insurance Co., Class A	490
117	Navient Corp.	2,255
10	Navigators Group, Inc. (The)*	776
41	NBT Bancorp, Inc.	1,009
19	Nelnet, Inc., Class A	781
186	New Residential Investment Corp. (REIT)	3,173
98	New York Mortgage Trust, Inc. (REIT)	776
152	New York REIT, Inc. (REIT)	1,409
31	NewBridge Bancorp	243
23	NewStar Financial, Inc.*	243
6	Nicholas Financial, Inc.*	79
47	NMI Holdings, Inc., Class A*	373
64	Northern Trust Corp.	4,771
45	Northfield Bancorp, Inc.	659
6	Northrim BanCorp, Inc.	147
89	Northwest Bancshares, Inc.	1,077
13	OceanFirst Financial Corp.	225
42	OFG Bancorp	552
8	Old Line Bancshares, Inc.	125
110	Old National Bancorp/IN	1,497
23	OM Asset Management PLC	448
11	On Deck Capital, Inc.*	167
11	One Liberty Properties, Inc. (REIT)	244
21	OneBeacon Insurance Group Ltd., Class A	302
10	Oppenheimer Holdings, Inc., Class A	259
5	Opus Bank	158
43	Oritani Financial Corp.	633
10	Owens Realty Mortgage, Inc. (REIT)	133
18	Pacific Continental Corp.	232
19	Pacific Premier Bancorp, Inc.*	299
4	Palmetto Bancshares, Inc.	74
12	Park National Corp.	992
42	Park Sterling Corp.	279
74	Parkway Properties, Inc./MD (REIT)	1,272
8	Patriot National, Inc.*	128
14	Peapack Gladstone Financial Corp.	284
67	Pebblebrook Hotel Trust (REIT)	2,873
5	Penns Woods Bancorp, Inc.	212
64	Pennsylvania Real Estate Investment Trust (REIT)	1,428
13	PennyMac Financial Services, Inc., Class A*	244
69	PennyMac Mortgage Investment Trust (REIT)	1,268
14	Peoples Bancorp, Inc./OH	323
7	Peoples Financial Services Corp.	263
90	People’s United Financial, Inc.	1,400
48	PHH Corp.*	1,324
5	Phoenix Cos., Inc. (The)*	87
66	Physicians Realty Trust (REIT)	1,060
21	PICO Holdings, Inc.*	332
33	Pinnacle Financial Partners, Inc.	1,634
15	Piper Jaffray Cos.*	711
51	Plum Creek Timber Co., Inc. (REIT)	2,104
151	PNC Financial Services Group, Inc. (The)	14,449
38	Potlatch Corp. (REIT)	1,379
47	PRA Group, Inc.*	2,668
11	Preferred Bank/CA	303
48	Primerica, Inc.	2,123
80	Principal Financial Group, Inc.	4,135
67	PrivateBancorp, Inc.	2,555
156	Progressive Corp. (The)	4,265
149	Prologis, Inc. (REIT)	5,899
65	Prosperity Bancshares, Inc.	3,482
56	Provident Financial Services, Inc.	1,018
132	Prudential Financial, Inc.	11,169
18	PS Business Parks, Inc. (REIT)	1,316
42	Public Storage (REIT)	8,129
11	Pzena Investment Management, Inc., Class A	97
13	QTS Realty Trust, Inc., Class A (REIT)	484
179	Radian Group, Inc.	3,208
77	RAIT Financial Trust (REIT)	490
72	Ramco-Gershenson Properties Trust (REIT)	1,240
9	RCS Capital Corp., Class A	70
10	RE/MAX Holdings, Inc., Class A	334

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
65	Realty Income Corp. (REIT)	$2,962
78	Redwood Trust, Inc. (REIT)	1,257
10	Regional Management Corp.*	174
390	Regions Financial Corp.	3,935
29	Renasant Corp.	854
9	Republic Bancorp, Inc./KY, Class A	221
29	Republic First Bancorp, Inc.*	102
14	Resource America, Inc., Class A	112
121	Resource Capital Corp. (REIT)	506
84	Retail Opportunity Investments Corp. (REIT)	1,372
54	Rexford Industrial Realty, Inc. (REIT)	788
40	RLI Corp.	1,947
122	RLJ Lodging Trust (REIT)	3,688
35	Rouse Properties, Inc. (REIT)	604
41	Ryman Hospitality Properties, Inc. (REIT)	2,260
31	S&T Bancorp, Inc.	840
55	Sabra Health Care REIT, Inc. (REIT)	1,458
19	Safeguard Scientifics, Inc.*	340
12	Safety Insurance Group, Inc.	670
23	Sandy Spring Bancorp, Inc.	601
9	Saul Centers, Inc. (REIT)	453
18	Seacoast Banking Corp. of Florida*	269
34	Select Income REIT (REIT)	797
53	Selective Insurance Group, Inc.	1,437
2	ServisFirst Bancshares, Inc.	70
11	Sierra Bancorp	185
34	Silver Bay Realty Trust Corp. (REIT)	525
5	Silvercrest Asset Management Group, Inc., Class A	65
21	Simmons First National Corp., Class A	904
90	Simon Property Group, Inc. (REIT)	16,326
29	SL Green Realty Corp. (REIT)	3,441
23	South State Corp.	1,652
25	Southside Bancshares, Inc.	666
19	Southwest Bancorp, Inc./OK	336
33	Sovran Self Storage, Inc. (REIT)	3,010
27	Springleaf Holdings, Inc.*	1,283
6	Square 1 Financial, Inc., Class A*	157
59	St. Joe Co. (The)*	940
53	STAG Industrial, Inc. (REIT)	1,129
37	Starwood Waypoint Residential Trust (REIT)	933
14	State Auto Financial Corp.	298
33	State Bank Financial Corp.	676
24	State National Cos., Inc.	257
120	State Street Corp.	9,352
85	Sterling Bancorp/DE	1,148
20	Stewart Information Services Corp.	751
61	Stifel Financial Corp.*	3,249
14	Stock Yards Bancorp, Inc.	489
9	Stonegate Bank	270
13	Stonegate Mortgage Corp.*	127
30	STORE Capital Corp. (REIT)	626
250	Strategic Hotels & Resorts, Inc. (REIT)*	3,020
11	Suffolk Bancorp	265
80	Summit Hotel Properties, Inc. (REIT)	1,069
8	Sun Bancorp, Inc./NJ*	154
45	Sun Communities, Inc. (REIT)	2,840
192	Sunstone Hotel Investors, Inc. (REIT)	2,930
153	SunTrust Banks, Inc.	6,530
176	Susquehanna Bancshares, Inc.	2,445
71	Symetra Financial Corp.	1,737
76	T. Rowe Price Group, Inc.	6,132
17	Talmer Bancorp, Inc., Class A	270
13	Tejon Ranch Co.*	325
40	Terreno Realty Corp. (REIT)	814
8	Territorial Bancorp, Inc.	184
43	Texas Capital Bancshares, Inc.*	2,339
53	Third Point Reinsurance Ltd.*	764
7	Tiptree Financial, Inc., Class A	47
14	Tompkins Financial Corp.	714
37	Torchmark Corp.	2,112
40	TowneBank/VA	630
17	Trade Street Residential, Inc. (REIT)	124
93	Travelers Cos., Inc. (The)	9,404
21	TriCo Bancshares	495
21	TriState Capital Holdings, Inc.*	245
7	Triumph Bancorp, Inc.*	87
89	TrustCo Bank Corp./NY	602
63	Trustmark Corp.	1,503
518	U.S. Bancorp/MN	22,331
35	UMB Financial Corp.	1,813
20	UMH Properties, Inc. (REIT)	197
156	Umpqua Holdings Corp.	2,744
43	Union Bankshares Corp.	929
65	United Bankshares, Inc./WV	2,461
47	United Community Banks, Inc./GA	900
47	United Community Financial Corp./OH	256
46	United Financial Bancorp, Inc.	580
19	United Fire Group, Inc.	580
16	United Insurance Holdings Corp.	231
11	Universal Health Realty Income Trust (REIT)	527
29	Universal Insurance Holdings, Inc.	740
15	Univest Corp. of Pennsylvania	288
73	Unum Group	2,552
25	Urstadt Biddle Properties, Inc., Class A (REIT)	503
212	Valley National Bancorp	2,073
96	Ventas, Inc. (REIT)	6,386
7	Virtus Investment Partners, Inc.	871
51	Vornado Realty Trust (REIT)	5,094
16	Walker & Dunlop, Inc.*	394
35	Walter Investment Management Corp.*	579
89	Washington Federal, Inc.	1,967
62	Washington Real Estate Investment Trust (REIT)	1,553
14	Washington Trust Bancorp, Inc.	526
32	Waterstone Financial, Inc.	419
84	Webster Financial Corp.	3,183
1,363	Wells Fargo & Co.	76,273
31	WesBanco, Inc.	981
15	West Bancorp., Inc.	274
25	Westamerica Bancorp.	1,144
71	Western Alliance Bancorp.*	2,226
39	Western Asset Mortgage Capital Corp. (REIT)	593
7	Westwood Holdings Group, Inc.	397
153	Weyerhaeuser Co. (REIT)	4,982

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
21	Whitestone REIT (REIT)	$295
66	Wilshire Bancorp, Inc.	729
44	Wintrust Financial Corp.	2,204
101	WisdomTree Investments, Inc.	2,157
7	World Acceptance Corp.*	571
25	WSFS Financial Corp.	617
88	XL Group PLC	3,316
19	Yadkin Financial Corp.*	375
59	Zions Bancorp.	1,704
		1,277,918
	Health Care — 2.7%

5	AAC Holdings, Inc.*	194
21	Abaxis, Inc.	1,115
439	Abbott Laboratories	21,335
500	AbbVie, Inc.	33,295
37	Abiomed, Inc.*	2,210
43	Acadia Healthcare Co., Inc.*	3,188
74	ACADIA Pharmaceuticals, Inc.*	3,049
21	Accelerate Diagnostics, Inc.*	469
15	Acceleron Pharma, Inc.*	506
72	Accuray, Inc.*	442
23	AcelRx Pharmaceuticals, Inc.*	81
27	Aceto Corp.	636
6	Achaogen, Inc.*	36
107	Achillion Pharmaceuticals, Inc.*	1,058
39	Acorda Therapeutics, Inc.*	1,189
114	Actavis PLC*	34,976
23	Actinium Pharmaceuticals, Inc.*	91
3	Adamas Pharmaceuticals, Inc.*	54
6	Addus HomeCare Corp.*	168
5	Adeptus Health, Inc., Class A*	350
28	Aegerion Pharmaceuticals, Inc.*	545
11	Aerie Pharmaceuticals, Inc.*	122
102	Aetna, Inc.	12,033
72	Affymetrix, Inc.*	845
58	Agenus, Inc.*	474
98	Agilent Technologies, Inc.	4,037
14	Agios Pharmaceuticals, Inc.*	1,708
37	Air Methods Corp.*	1,560
10	Akebia Therapeutics, Inc.*	79
58	Akorn, Inc.*	2,662
22	Albany Molecular Research, Inc.*	443
9	Alder Biopharmaceuticals, Inc.*	383
59	Alexion Pharmaceuticals, Inc.*	9,667
25	Alimera Sciences, Inc.*	106
5	Alliance HealthCare Services, Inc.*	92
8	Almost Family, Inc.*	307
24	AMAG Pharmaceuticals, Inc.*	1,670
26	Amedisys, Inc.*	807
61	AmerisourceBergen Corp.	6,866
221	Amgen, Inc.	34,533
43	AMN Healthcare Services, Inc.*	1,143
9	Amphastar Pharmaceuticals, Inc.*	138
38	Ampio Pharmaceuticals, Inc.*	91
40	Amsurg Corp.*	2,694
31	Anacor Pharmaceuticals, Inc.*	2,208
12	Analogic Corp.	1,015
23	AngioDynamics, Inc.*	369
6	ANI Pharmaceuticals, Inc.*	302
13	Anika Therapeutics, Inc.*	439
130	Antares Pharma, Inc.*	276
78	Anthem, Inc.	13,092
5	Applied Genetic Technologies Corp.*	100
27	Aratana Therapeutics, Inc.*	366
5	Ardelyx, Inc.*	55
226	Arena Pharmaceuticals, Inc.*	887
154	ARIAD Pharmaceuticals, Inc.*	1,414
131	Array BioPharma, Inc.*	1,002
51	Arrowhead Research Corp.*	321
6	Atara Biotherapeutics, Inc.*	254
26	AtriCure, Inc.*	596
1	Atrion Corp.	375
7	Avalanche Biotechnologies, Inc.*	261
158	Baxter International, Inc.	10,524
61	Becton, Dickinson and Co.	8,571
8	Bellicum Pharmaceuticals, Inc.*	198
66	BioCryst Pharmaceuticals, Inc.*	740
39	BioDelivery Sciences International, Inc.*	332
68	Biogen, Inc.*	26,995
69	Bio-Path Holdings, Inc.*	83
23	Bio-Reference Laboratories, Inc.*	764
64	BioScrip, Inc.*	227
4	BioSpecifics Technologies Corp.*	191
25	BioTelemetry, Inc.*	241
49	BioTime, Inc.*	229
23	Bluebird Bio, Inc.*	4,468
387	Boston Scientific Corp.*	7,071
483	Bristol-Myers Squibb Co.	31,202
22	C.R. Bard, Inc.	3,747
7	Calithera Biosciences, Inc.*	73
29	Cambrex Corp.*	1,161
32	Cantel Medical Corp.	1,490
27	Capital Senior Living Corp.*	696
5	Cara Therapeutics, Inc.*	48
96	Cardinal Health, Inc.	8,464
26	Cardiovascular Systems, Inc.*	727
12	Castlight Health, Inc., Class B*	105
46	Catalent, Inc.*	1,470
233	Celgene Corp.*	26,665
92	Celldex Therapeutics, Inc.*	2,656
28	Cempra, Inc.*	1,028
65	Cepheid, Inc.*	3,586
89	Cerner Corp.*	5,989
89	Cerus Corp.*	443
16	Chemed Corp.	1,987
26	ChemoCentryx, Inc.*	225
28	Chimerix, Inc.*	1,172
75	Cigna Corp.	10,562
11	Civitas Solutions, Inc.*	244
23	Clovis Oncology, Inc.*	2,126
7	Coherus Biosciences, Inc.*	172
10	Computer Programs & Systems, Inc.	523
25	CONMED Corp.	1,389
6	Connecture, Inc.*	76
50	Corcept Therapeutics, Inc.*	306
10	CorVel Corp.*	359
29	Cross Country Healthcare, Inc.*	308
26	CryoLife, Inc.	278
140	CTI BioPharma Corp.*	272
25	Cyberonics, Inc.*	1,600
21	Cynosure, Inc., Class A*	750
32	Cytokinetics, Inc.*	204
111	Cytori Therapeutics, Inc.*	73
52	CytRx Corp.*	214
50	DaVita HealthCare Partners, Inc.*	4,189
41	DENTSPLY International, Inc.	2,133
54	Depomed, Inc.*	1,126
21	Derma Sciences, Inc.*	138

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
7	Dermira, Inc.*	$105
70	DexCom, Inc.*	5,020
3	Dicerna Pharmaceuticals, Inc.*	50
136	Dyax Corp.*	3,582
27	Dynavax Technologies Corp.*	615
31	Edwards Lifesciences Corp.*	4,052
4	Egalet Corp.*	40
5	Eleven Biotherapeutics, Inc.*	14
284	Eli Lilly & Co.	22,408
27	Emergent Biosolutions, Inc.*	860
10	Enanta Pharmaceuticals, Inc.*	409
52	Endo International PLC*	4,356
35	Endocyte, Inc.*	212
63	Endologix, Inc.*	1,051
21	Ensign Group, Inc. (The)	974
5	Entellus Medical, Inc.*	117
34	Enzo Biochem, Inc.*	83
15	Epizyme, Inc.*	285
6	Esperion Therapeutics, Inc.*	645
83	Exact Sciences Corp.*	2,242
9	Exactech, Inc.*	192
34	ExamWorks Group, Inc.*	1,390
182	Exelixis, Inc.*	573
211	Express Scripts Holding Co.*	18,387
9	FibroGen, Inc.*	164
19	Five Prime Therapeutics, Inc.*	487
40	Five Star Quality Care, Inc.*	185
5	Flex Pharma, Inc.*	89
6	Flexion Therapeutics, Inc.*	119
26	Fluidigm Corp.*	615
13	Foundation Medicine, Inc.*	465
18	Galectin Therapeutics, Inc.*	45
147	Galena Biopharma, Inc.*	231
22	Genesis Healthcare, Inc.*	140
39	GenMark Diagnostics, Inc.*	358
5	Genocea Biosciences, Inc.*	53
16	Genomic Health, Inc.*	433
147	Geron Corp.*	567
433	Gilead Sciences, Inc.*	48,613
62	Globus Medical, Inc., Class A*	1,608
23	Greatbatch, Inc.*	1,196
49	Haemonetics Corp.*	2,025
97	Halozyme Therapeutics, Inc.*	1,683
33	Hanger, Inc.*	759
86	HCA Holdings, Inc.*	7,037
10	HealthEquity, Inc.*	265
82	HealthSouth Corp.	3,539
20	HealthStream, Inc.*	567
29	Healthways, Inc.*	440
16	HeartWare International, Inc.*	1,180
24	Henry Schein, Inc.*	3,400
22	Heron Therapeutics, Inc.*	435
82	HMS Holdings Corp.*	1,397
69	Horizon Pharma PLC*	2,238
50	Hospira, Inc.*	4,421
44	Humana, Inc.	9,445
13	ICU Medical, Inc.*	1,261
80	Idera Pharmaceuticals, Inc.*	307
30	IGI Laboratories, Inc.*	195
7	Immune Design Corp.*	153
80	ImmunoGen, Inc.*	718
77	Immunomedics, Inc.*	297
66	Impax Laboratories, Inc.*	3,103
6	Imprivata, Inc.*	95
8	INC Research Holdings, Inc., Class A*	277
45	Infinity Pharmaceuticals, Inc.*	583
5	Inogen, Inc.*	187
67	Inovio Pharmaceuticals, Inc.*	563
58	Insmed, Inc.*	1,273
52	Insulet Corp.*	1,470
9	Insys Therapeutics, Inc.*	536
23	Integra LifeSciences Holdings Corp.*	1,545
5	Intersect ENT, Inc.*	119
19	Intra-Cellular Therapies, Inc.*	499
35	Intrexon Corp.*	1,474
11	Intuitive Surgical, Inc.*	5,365
30	Invacare Corp.	652
7	Invitae Corp.*	87
16	IPC Healthcare, Inc.*	790
112	Ironwood Pharmaceuticals, Inc.*	1,580
110	Isis Pharmaceuticals, Inc.*	7,405
809	Johnson & Johnson	81,013
9	K2M Group Holdings, Inc.*	235
14	Karyopharm Therapeutics, Inc.*	377
95	Keryx Biopharmaceuticals, Inc.*	988
10	Kindred Biosciences, Inc.*	65
77	Kindred Healthcare, Inc.	1,764
9	Kite Pharma, Inc.*	496
18	KYTHERA Biopharmaceuticals, Inc.*	907
29	Laboratory Corp. of America Holdings*	3,421
9	Landauer, Inc.	307
24	Lannett Co., Inc.*	1,335
16	LDR Holding Corp.*	648
34	Lexicon Pharmaceuticals, Inc.*	236
12	LHC Group, Inc.*	441
18	Ligand Pharmaceuticals, Inc.*	1,586
3	Loxo Oncology, Inc.*	37
35	Luminex Corp.*	587
19	MacroGenics, Inc.*	615
26	Magellan Health, Inc.*	1,758
34	Mallinckrodt PLC*	4,401
213	MannKind Corp.*	1,103
42	Masimo Corp.*	1,474
68	McKesson Corp.	16,132
57	MedAssets, Inc.*	1,190
61	Medicines Co. (The)*	1,730
51	Medidata Solutions, Inc.*	2,959
414	Medtronic PLC	31,597
825	Merck & Co., Inc.	50,234
66	Merge Healthcare, Inc.*	301
39	Meridian Bioscience, Inc.	710
40	Merit Medical Systems, Inc.*	822
98	Merrimack Pharmaceuticals, Inc.*	1,156
87	MiMedx Group, Inc.*	900
8	Mirati Therapeutics, Inc.*	293
28	Molina Healthcare, Inc.*	2,037
51	Momenta Pharmaceuticals, Inc.*	1,012
118	Mylan N.V.*	8,570
9	NanoString Technologies, Inc.*	126
40	NanoViricides, Inc.*	62
10	National HealthCare Corp.	629
9	National Research Corp., Class A	126
30	Natus Medical, Inc.*	1,172
141	Navidea Biopharmaceuticals, Inc.*	176
119	Nektar Therapeutics*	1,369
34	Neogen Corp.*	1,589
24	NeoStem, Inc.*	51
64	Neuralstem, Inc.*	99

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
79	Neurocrine Biosciences, Inc.*	$3,465
8	Nevro Corp.*	407
19	NewLink Genetics Corp.*	820
41	Northwest Biotherapeutics, Inc.*	344
251	Novavax, Inc.*	2,259
44	NuVasive, Inc.*	2,224
57	NxStage Medical, Inc.*	924
5	Ocular Therapeutix, Inc.*	121
24	Ohr Pharmaceutical, Inc.*	65
35	Omeros Corp.*	695
34	Omnicell, Inc.*	1,257
12	OncoMed Pharmaceuticals, Inc.*	299
88	Oncothyreon, Inc.*	301
13	Ophthotech Corp.*	650
184	OPKO Health, Inc.*	3,253
52	OraSure Technologies, Inc.*	322
115	Orexigen Therapeutics, Inc.*	564
58	Organovo Holdings, Inc.*	291
17	Orthofix International N.V.*	557
18	Osiris Therapeutics, Inc.*	335
7	Otonomy, Inc.*	172
16	OvaScience, Inc.*	543
59	Owens & Minor, Inc.	1,966
16	Oxford Immunotec Global PLC*	219
57	Pacific Biosciences of California, Inc.*	321
33	Pacira Pharmaceuticals, Inc.*	2,581
36	Pain Therapeutics, Inc.*	71
53	PAREXEL International Corp.*	3,523
25	Patterson Cos., Inc.	1,196
150	PDL BioPharma, Inc.	1,002
176	Peregrine Pharmaceuticals, Inc.*	248
33	PerkinElmer, Inc.	1,740
31	Pernix Therapeutics Holdings, Inc.*	197
41	Perrigo Co. PLC	7,802
1,782	Pfizer, Inc.	61,925
28	PharMerica Corp.*	931
14	Phibro Animal Health Corp., Class A	485
12	PhotoMedex, Inc.*	21
43	Portola Pharmaceuticals, Inc.*	1,798
26	POZEN, Inc.*	168
18	PRA Health Sciences, Inc.*	602
48	Prestige Brands Holdings, Inc.*	2,108
65	Progenics Pharmaceuticals, Inc.*	366
29	Prothena Corp. PLC*	1,144
11	Providence Service Corp. (The)*	529
23	PTC Therapeutics, Inc.*	1,336
23	Puma Biotechnology, Inc.*	4,495
47	Quality Systems, Inc.	744
42	Quest Diagnostics, Inc.	3,160
27	Quidel Corp.*	585
8	Radius Health, Inc.*	386
31	RadNet, Inc.*	202
75	Raptor Pharmaceutical Corp.*	923
21	Receptos, Inc.*	3,463
21	Regeneron Pharmaceuticals, Inc.*	10,764
14	Regulus Therapeutics, Inc.*	198
19	Relypsa, Inc.*	699
30	Repligen Corp.*	1,223
23	Repros Therapeutics, Inc.*	166
26	Retrophin, Inc.*	823
8	Revance Therapeutics, Inc.*	205
82	Rigel Pharmaceuticals, Inc.*	286
44	Rockwell Medical, Inc.*	487
5	Roka Bioscience, Inc.*	13
53	RTI Surgical, Inc.*	343
6	Sage Therapeutics, Inc.*	449
20	Sagent Pharmaceuticals, Inc.*	447
64	Sangamo BioSciences, Inc.*	784
38	Sarepta Therapeutics, Inc.*	974
48	SciClone Pharmaceuticals, Inc.*	444
4	Second Sight Medical Products, Inc.*	58
74	Select Medical Holdings Corp.	1,210
109	Sequenom, Inc.*	365
5	Sientra, Inc.*	113
8	Spark Therapeutics, Inc.*	589
39	Spectranetics Corp. (The)*	968
61	Spectrum Pharmaceuticals, Inc.*	382
82	St. Jude Medical, Inc.	6,048
36	STAAR Surgical Co.*	336
14	Stemline Therapeutics, Inc.*	193
55	STERIS Corp.	3,676
87	Stryker Corp.	8,363
17	Sucampo Pharmaceuticals, Inc., Class A*	276
56	Sunesis Pharmaceuticals, Inc.*	133
30	Supernus Pharmaceuticals, Inc.*	427
12	Surgical Care Affiliates, Inc.*	456
12	SurModics, Inc.*	296
9	Symmetry Surgical, Inc.*	79
22	Synageva BioPharma Corp.*	4,695
93	Synergy Pharmaceuticals, Inc.*	400
74	Synta Pharmaceuticals Corp.*	158
6	T2 Biosystems, Inc.*	101
10	Tandem Diabetes Care, Inc.*	121
66	Team Health Holdings, Inc.*	3,860
29	Tenet Healthcare Corp.*	1,543
20	TESARO, Inc.*	1,175
29	Tetraphase Pharmaceuticals, Inc.*	1,244
27	TG Therapeutics, Inc.*	425
111	TherapeuticsMD, Inc.*	786
22	Theravance Biopharma, Inc.*	307
77	Theravance, Inc.	1,301
115	Thermo Fisher Scientific, Inc.	14,907
50	Thoratec Corp.*	2,270
55	Threshold Pharmaceuticals, Inc.*	214
2	Tobira Therapeutics, Inc.*	26
6	Tokai Pharmaceuticals, Inc.*	68
33	Tornier N.V.*	877
27	TransEnterix, Inc.*	122
23	Triple-S Management Corp., Class B*	552
7	TriVascular Technologies, Inc.*	38
8	Trupanion, Inc.*	67
11	U.S. Physical Therapy, Inc.	548
7	Ultragenyx Pharmaceutical, Inc.*	609
117	Unilife Corp.*	287
277	UnitedHealth Group, Inc.	33,298
40	Universal American Corp.*	410
26	Universal Health Services, Inc., Class B	3,369
4	Utah Medical Products, Inc.	219
31	Vanda Pharmaceuticals, Inc.*	313
29	Varian Medical Systems, Inc.*	2,511
16	Vascular Solutions, Inc.*	522
6	Veracyte, Inc.*	63
28	Verastem, Inc.*	242
8	Versartis, Inc.*	124
70	Vertex Pharmaceuticals, Inc.*	8,980

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
6	Vitae Pharmaceuticals, Inc.*	$74
5	Vital Therapies, Inc.*	109
84	VIVUS, Inc.*	213
21	Vocera Communications, Inc.*	228
24	Waters Corp.*	3,207
41	WellCare Health Plans, Inc.*	3,512
66	West Pharmaceutical Services, Inc.	3,573
47	Wright Medical Group, Inc.*	1,288
18	Xencor, Inc.*	327
54	XenoPort, Inc.*	322
85	XOMA Corp.*	299
7	Zafgen, Inc.*	228
27	ZELTIQ Aesthetics, Inc.*	741
49	Zimmer Holdings, Inc.	5,590
85	ZIOPHARM Oncology, Inc.*	806
146	Zoetis, Inc.	7,266
115	Zogenix, Inc.*	196
8	ZS Pharma, Inc.*	468
		1,096,197
	Industrials — 1.9%

185	3M Co.	29,430
40	AAON, Inc.	947
37	AAR Corp.	1,093
52	ABM Industries, Inc.	1,687
47	Acacia Research Corp.	480
107	ACCO Brands Corp.*	786
36	Accuride Corp.*	156
58	Actuant Corp., Class A	1,363
50	ADT Corp. (The)	1,824
14	Advanced Drainage Systems, Inc.	407
39	Advisory Board Co. (The)*	1,980
36	Aegion Corp.*	642
56	Aerojet Rocketdyne Holdings, Inc.*	1,162
18	Aerovironment, Inc.*	465
49	Air Transport Services Group, Inc.*	515
60	Aircastle Ltd.	1,456
6	Alamo Group, Inc.	318
26	Albany International Corp., Class A	1,029
13	Allegiant Travel Co.	2,047
28	Allegion PLC	1,748
25	Altra Industrial Motion Corp.	687
19	Ameresco, Inc., Class A*	138
209	American Airlines Group, Inc.	8,855
9	American Railcar Industries, Inc.	484
7	American Science & Engineering, Inc.	274
12	American Woodmark Corp.*	616
70	AMETEK, Inc.	3,763
27	Apogee Enterprises, Inc.	1,451
39	Applied Industrial Technologies, Inc.	1,652
38	ARC Document Solutions, Inc.*	285
4	ARC Group Worldwide, Inc.*	23
24	ArcBest Corp.	821
12	Argan, Inc.	429
18	Astec Industries, Inc.	744
18	Astronics Corp.*	1,258
24	Atlas Air Worldwide Holdings, Inc.*	1,308
24	AZZ, Inc.	1,150
46	Baltic Trading Ltd.	70
51	Barnes Group, Inc.	2,053
7	Barrett Business Services, Inc.	252
46	Beacon Roofing Supply, Inc.*	1,443
46	Blount International, Inc.	532
190	Boeing Co. (The)	26,699
45	Brady Corp., Class A	1,138
44	Briggs & Stratton Corp.	840
45	Brink’s Co. (The)	1,438
43	Builders FirstSource, Inc.*	528
43	C.H. Robinson Worldwide, Inc.	2,654
15	CAI International, Inc.*	324
308	Capstone Turbine Corp.*	129
37	Casella Waste Systems, Inc., Class A*	203
176	Caterpillar, Inc.	15,016
39	CBIZ, Inc.*	354
13	CDI Corp.	161
32	CEB, Inc.	2,707
20	CECO Environmental Corp.	227
20	Celadon Group, Inc.	466
52	Cenveo, Inc.*	130
29	Chart Industries, Inc.*	941
28	Cintas Corp.	2,411
17	CIRCOR International, Inc.	906
88	Civeo Corp.	352
47	CLARCOR, Inc.	2,896
19	Columbus McKinnon Corp.	433
35	Comfort Systems USA, Inc.	786
25	Commercial Vehicle Group, Inc.*	158
11	Continental Building Products, Inc.*	245
9	CRA International, Inc.*	249
288	CSX Corp.	9,815
19	Cubic Corp.	908
49	Cummins, Inc.	6,642
45	Curtiss-Wright Corp.	3,244
179	Danaher Corp.	15,451
99	Deere & Co.	9,274
240	Delta Air Lines, Inc.	10,301
47	Deluxe Corp.	3,000
71	DigitalGlobe, Inc.*	2,130
21	Douglas Dynamics, Inc.	426
47	Dover Corp.	3,544
10	Ducommun, Inc.*	233
10	Dun & Bradstreet Corp. (The)	1,279
12	DXP Enterprises, Inc.*	492
32	Dycom Industries, Inc.*	1,843
13	Dynamic Materials Corp.	144
138	Eaton Corp. PLC	9,879
28	Echo Global Logistics, Inc.*	901
59	EMCOR Group, Inc.	2,677
199	Emerson Electric Co.	12,002
19	Encore Wire Corp.	830
36	Energy Recovery, Inc.*	96
41	EnerSys	2,732
16	Engility Holdings, Inc.	447
24	Ennis, Inc.	404
17	Enphase Energy, Inc.*	161
21	EnPro Industries, Inc.	1,270
35	Equifax, Inc.	3,512
6	Erickson, Inc.*	22
25	ESCO Technologies, Inc.	932
30	Esterline Technologies Corp.*	3,245
9	ExOne Co. (The)*	113
56	Expeditors International of Washington, Inc.	2,567
12	Exponent, Inc.	1,021
79	Fastenal Co.	3,279
59	Federal Signal Corp.	878

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
77	FedEx Corp.	$13,338
39	Flowserve Corp.	2,145
43	Fluor Corp.	2,417
29	Forward Air Corp.	1,504
10	Franklin Covey Co.*	200
45	Franklin Electric Co., Inc.	1,584
11	FreightCar America, Inc.	247
38	FTI Consulting, Inc.*	1,493
219	FuelCell Energy, Inc.*	269
35	Furmanite Corp.*	285
19	G&K Services, Inc., Class A	1,324
64	Generac Holdings, Inc.*	2,674
46	General Cable Corp.	869
92	General Dynamics Corp.	12,895
2,927	General Electric Co.	79,819
10	General Finance Corp.*	55
29	Gibraltar Industries, Inc.*	520
20	Global Brass & Copper Holdings, Inc.	345
16	Global Power Equipment Group, Inc.	120
65	Golden Ocean Group Ltd.	276
18	Gorman-Rupp Co. (The)	505
12	GP Strategies Corp.*	375
110	GrafTech International Ltd.*	558
9	Graham Corp.	200
37	Granite Construction, Inc.	1,326
56	Great Lakes Dredge & Dock Corp.*	311
26	Greenbrier Cos., Inc. (The)	1,566
35	Griffon Corp.	559
29	H&E Equipment Services, Inc.	633
76	Harsco Corp.	1,224
42	Hawaiian Holdings, Inc.*	1,017
66	Healthcare Services Group, Inc.	1,994
51	Heartland Express, Inc.	1,084
62	HEICO Corp.	3,553
17	Heidrick & Struggles International, Inc.	427
10	Heritage-Crystal Clean, Inc.*	142
55	Herman Miller, Inc.	1,523
28	Hill International, Inc.*	148
59	Hillenbrand, Inc.	1,812
42	HNI Corp.	2,037
228	Honeywell International, Inc.	23,758
17	Houston Wire & Cable Co.	152
34	Hub Group, Inc., Class A*	1,442
6	Hurco Cos., Inc.	201
22	Huron Consulting Group, Inc.*	1,415
10	Hyster-Yale Materials Handling, Inc.	710
19	ICF International, Inc.*	680
102	Illinois Tool Works, Inc.	9,571
77	Ingersoll-Rand PLC	5,296
33	InnerWorkings, Inc.*	210
21	Insperity, Inc.	1,105
17	Insteel Industries, Inc.	337
62	Interface, Inc.	1,335
5	International Shipholding Corp.	40
37	Jacobs Engineering Group, Inc.*	1,601
245	JetBlue Airways Corp.*	4,939
27	John Bean Technologies Corp.	1,014
28	Joy Global, Inc.	1,090
10	Kadant, Inc.	471
26	Kaman Corp.	1,101
32	Kansas City Southern	2,896
26	Kelly Services, Inc., Class A	404
31	KEYW Holding Corp. (The)*	217
23	Kforce, Inc.	506
32	Kimball International, Inc., Class B	390
56	Knight Transportation, Inc.	1,602
45	Knoll, Inc.	1,024
47	Korn/Ferry International	1,508
42	Kratos Defense & Security Solutions, Inc.*	252
10	L.B. Foster Co., Class A	381
24	L-3 Communications Holdings, Inc.	2,827
19	Layne Christensen Co.*	155
11	Lindsay Corp.	886
10	LMI Aerospace, Inc.*	100
78	Lockheed Martin Corp.	14,680
20	LSI Industries, Inc.	189
16	Lydall, Inc.*	439
13	Manitex International, Inc.*	101
22	Marten Transport Ltd.	499
102	Masco Corp.	2,761
28	Masonite International Corp.*	1,910
61	MasTec, Inc.*	1,077
40	Matson, Inc.	1,611
28	Matthews International Corp., Class A	1,390
24	McGrath RentCorp	731
92	Meritor, Inc.*	1,317
11	Miller Industries, Inc.	226
15	Mistras Group, Inc.*	278
44	Mobile Mini, Inc.	1,746
36	Moog, Inc., Class A*	2,471
28	MSA Safety, Inc.	1,252
53	Mueller Industries, Inc.	1,848
149	Mueller Water Products, Inc., Class A	1,374
12	Multi-Color Corp.	769
20	MYR Group, Inc.*	592
5	National Presto Industries, Inc.	347
46	Navigant Consulting, Inc.*	626
74	Navios Maritime Holdings, Inc.	253
26	NCI Building Systems, Inc.*	389
10	Neff Corp., Class A*	103
108	Nielsen N.V.	4,859
6	NL Industries, Inc.*	48
17	NN, Inc.	463
89	Norfolk Southern Corp.	8,188
9	Nortek, Inc.*	743
58	Northrop Grumman Corp.	9,232
9	Northwest Pipe Co.*	187
3	Omega Flex, Inc.	97
48	On Assignment, Inc.*	1,800
26	Orion Marine Group, Inc.*	195
103	PACCAR, Inc.	6,547
31	Pall Corp.	3,858
3	PAM Transportation Services, Inc.*	182
41	Parker-Hannifin Corp.	4,938
8	Park-Ohio Holdings Corp.	384
8	Patrick Industries, Inc.*	478
2	Patriot Transportation Holding, Inc.*	52
8	Paylocity Holding Corp.*	268
153	Pendrell Corp.*	153
53	Pentair PLC	3,394
28	Performant Financial Corp.*	85

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
44	PGT, Inc.*	$526
59	Pitney Bowes, Inc.	1,289
156	Plug Power, Inc.*	424
20	Ply Gem Holdings, Inc.*	247
42	Polypore International, Inc.*	2,516
9	Powell Industries, Inc.	327
4	Power Solutions International, Inc.*	220
21	PowerSecure International, Inc.*	313
41	Precision Castparts Corp.	8,677
2	Preformed Line Products Co.	76
36	Primoris Services Corp.	676
21	Proto Labs, Inc.*	1,453
26	Quad/Graphics, Inc.	532
26	Quality Distribution, Inc.*	411
33	Quanex Building Products Corp.	587
61	Quanta Services, Inc.*	1,789
13	Quest Resource Holding Corp.*	14
34	Raven Industries, Inc.	655
89	Raytheon Co.	9,190
22	RBC Bearings, Inc.*	1,542
47	Republic Airways Holdings, Inc.*	492
73	Republic Services, Inc.	2,941
36	Resources Connection, Inc.	565
34	Revolution Lighting Technologies, Inc.*	42
70	Rexnord Corp.*	1,793
26	Roadrunner Transportation Systems, Inc.*	647
39	Robert Half International, Inc.	2,198
39	Rockwell Automation, Inc.	4,793
39	Rockwell Collins, Inc.	3,712
29	Roper Technologies, Inc.	5,074
50	RPX Corp.*	795
32	Rush Enterprises, Inc., Class A*	850
15	Ryder System, Inc.	1,375
36	Safe Bulkers, Inc.	120
23	Saia, Inc.*	942
126	Scorpio Bulkers, Inc.*	299
2	SIFCO Industries, Inc.	30
39	Simpson Manufacturing Co., Inc.	1,323
48	SkyWest, Inc.	710
17	Snap-on, Inc.	2,642
197	Southwest Airlines Co.	7,299
14	SP Plus Corp.*	340
9	Sparton Corp.*	239
12	Standex International Corp.	960
46	Stanley Black & Decker, Inc.	4,712
77	Steelcase, Inc., Class A	1,324
25	Stericycle, Inc.*	3,432
18	Sterling Construction Co., Inc.*	71
14	Stock Building Supply Holdings, Inc.*	234
21	Sun Hydraulics Corp.	785
80	Swift Transportation Co.*	1,862
32	TAL International Group, Inc.*	1,161
50	TASER International, Inc.*	1,579
7	TCP International Holdings Ltd.*	27
19	Team, Inc.*	756
33	Teledyne Technologies, Inc.*	3,344
17	Tennant Co.	1,084
58	Tetra Tech, Inc.	1,517
20	Textainer Group Holdings Ltd.	564
81	Textron, Inc.	3,663
30	Thermon Group Holdings, Inc.*	681
41	Titan International, Inc.	437
16	Titan Machinery, Inc.*	254
31	Trex Co., Inc.*	1,569
42	TriMas Corp.*	1,214
15	TriNet Group, Inc.*	449
39	TrueBlue, Inc.*	1,111
35	Tutor Perini Corp.*	734
8	Twin Disc, Inc.	143
122	Tyco International PLC	4,924
20	Ultrapetrol (Bahamas) Ltd.*	25
14	UniFirst Corp.	1,600
256	Union Pacific Corp.	25,833
202	United Parcel Service, Inc., Class B	20,042
28	United Rentals, Inc.*	2,489
37	United Stationers, Inc.	1,437
240	United Technologies Corp.	28,121
19	Universal Forest Products, Inc.	1,052
6	Universal Truckload Services, Inc.	121
20	US Ecology, Inc.	922
6	USA Truck, Inc.*	138
86	UTi Worldwide, Inc.*	827
19	Viad Corp.	510
15	Vicor Corp.*	204
14	Virgin America, Inc.*	398
4	VSE Corp.	250
17	W.W. Grainger, Inc.	4,086
64	Wabash National Corp.*	867
33	WageWorks, Inc.*	1,415
124	Waste Management, Inc.	6,157
24	Watsco, Inc.	3,022
27	Watts Water Technologies, Inc., Class A	1,435
42	Werner Enterprises, Inc.	1,156
49	Wesco Aircraft Holdings, Inc.*	723
36	West Corp.	1,102
62	Woodward, Inc.	3,158
10	Xerium Technologies, Inc.*	171
49	XPO Logistics, Inc.*	2,409
53	Xylem, Inc.	1,938
29	YRC Worldwide, Inc.*	381
		775,292
	Information Technology — 3.5%

12	A10 Networks, Inc.*	73
183	Accenture PLC, Class A	17,575
106	ACI Worldwide, Inc.*	2,524
72	Acxiom Corp.*	1,193
138	Adobe Systems, Inc.*	10,914
50	ADTRAN, Inc.	861
38	Advanced Energy Industries, Inc.*	1,084
48	Advent Software, Inc.	2,100
9	Aerohive Networks, Inc.*	65
14	Agilysys, Inc.*	126
52	Akamai Technologies, Inc.*	3,966
18	Alliance Data Systems Corp.*	5,365
12	Alliance Fiber Optic Products, Inc.	232
20	Alpha & Omega Semiconductor Ltd.*	164
87	Altera Corp.	4,250
27	Ambarella, Inc.*	2,436
8	Amber Road, Inc.*	57
23	American Software, Inc., Class A	202
80	Amkor Technology, Inc.*	541
90	Amphenol Corp., Class A	5,134
91	Analog Devices, Inc.	6,184
41	Angie’s List, Inc.*	257
25	Anixter International, Inc.*	1,700

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
1,694	Apple, Inc.	$220,694
357	Applied Materials, Inc.	7,186
73	Applied Micro Circuits Corp.*	466
14	Applied Optoelectronics, Inc.*	250
80	Aspen Technology, Inc.*	3,424
14	Audience, Inc.*	67
66	Autodesk, Inc.*	3,574
138	Automatic Data Processing, Inc.	11,800
75	Avago Technologies Ltd.	11,105
33	AVG Technologies N.V.*	809
104	Axcelis Technologies, Inc.*	333
14	Badger Meter, Inc.	903
63	Bankrate, Inc.*	769
7	Barracuda Networks, Inc.*	275
47	Bazaarvoice, Inc.*	269
9	Bel Fuse, Inc., Class B	202
41	Belden, Inc.	3,461
50	Benchmark Electronics, Inc.*	1,162
5	Benefitfocus, Inc.*	179
15	Black Box Corp.	301
43	Blackbaud, Inc.	2,204
49	Blackhawk Network Holdings, Inc.*	1,686
40	Blucora, Inc.*	634
6	Borderfree, Inc.*	84
37	Bottomline Technologies (de), Inc.*	974
12	Box, Inc., Class A*	212
30	Brightcove, Inc.*	211
159	Broadcom Corp., Class A	9,039
27	BroadSoft, Inc.*	986
62	Brooks Automation, Inc.	697
93	CA, Inc.	2,832
23	Cabot Microelectronics Corp.*	1,062
22	CACI International, Inc., Class A*	1,884
34	CalAmp Corp.*	671
39	Calix, Inc.*	312
50	Callidus Software, Inc.*	716
17	Carbonite, Inc.*	187
42	Cardtronics, Inc.*	1,533
6	Care.com, Inc.*	37
12	Cascade Microtech, Inc.*	192
11	Cass Information Systems, Inc.	548
49	Cavium, Inc.*	3,448
20	CEVA, Inc.*	411
19	ChannelAdvisor Corp.*	213
39	Checkpoint Systems, Inc.	381
73	Ciber, Inc.*	245
98	Ciena Corp.*	2,364
31	Cimpress N.V.*	2,552
58	Cirrus Logic, Inc.*	2,189
1,484	Cisco Systems, Inc.	43,496
46	Citrix Systems, Inc.*	2,990
11	Clearfield, Inc.*	167
81	Cognex Corp.*	4,088
177	Cognizant Technology Solutions Corp., Class A*	11,455
23	Coherent, Inc.*	1,432
24	Cohu, Inc.	322
44	CommVault Systems, Inc.*	1,955
41	Computer Sciences Corp.	2,813
14	Computer Task Group, Inc.	104
32	comScore, Inc.*	1,811
14	Comtech Telecommunications Corp.	421
21	Comverse, Inc.*	505
29	Constant Contact, Inc.*	791
11	Control4 Corp.*	100
95	Convergys Corp.	2,359
50	Cornerstone OnDemand, Inc.*	1,556
370	Corning, Inc.	7,740
12	Coupons.com, Inc.*	150
36	Covisint Corp.*	97
38	Cray, Inc.*	1,162
32	CSG Systems International, Inc.	998
32	CTS Corp.	603
19	CUI Global, Inc.*	103
17	Cvent, Inc.*	448
26	Cyan, Inc.*	138
309	Cypress Semiconductor Corp.*	4,243
35	Daktronics, Inc.	377
18	Datalink Corp.*	166
50	Dealertrack Technologies, Inc.*	2,085
8	Demand Media, Inc.*	45
28	Demandware, Inc.*	1,744
36	DHI Group, Inc.*	305
23	Digi International, Inc.*	229
7	Digimarc Corp.*	216
34	Diodes, Inc.*	900
56	Dot Hill Systems Corp.*	394
21	DSP Group, Inc.*	235
16	DTS, Inc.*	508
96	EarthLink Holdings Corp.	666
17	Eastman Kodak Co.*	324
320	eBay, Inc.*	19,635
26	Ebix, Inc.	926
15	Electro Rent Corp.	154
23	Electro Scientific Industries, Inc.	126
90	Electronic Arts, Inc.*	5,648
44	Electronics For Imaging, Inc.*	1,902
26	Ellie Mae, Inc.*	1,644
578	EMC Corp.	15,225
28	Endurance International Group Holdings, Inc.*	569
25	EnerNOC, Inc.*	240
130	Entegris, Inc.*	1,811
32	Envestnet, Inc.*	1,402
33	EPAM Systems, Inc.*	2,373
29	EPIQ Systems, Inc.	486
5	ePlus, Inc.*	388
16	Equinix, Inc. (REIT)	4,289
48	Euronet Worldwide, Inc.*	2,870
61	EVERTEC, Inc.	1,356
7	Everyday Health, Inc.*	87
37	Exar Corp.*	402
31	ExlService Holdings, Inc.*	1,113
90	Extreme Networks, Inc.*	244
21	F5 Networks, Inc.*	2,639
33	Fabrinet*	600
610	Facebook, Inc., Class A*	48,306
30	Fair Isaac Corp.	2,632
110	Fairchild Semiconductor International, Inc.*	2,191
16	FARO Technologies, Inc.*	698
40	FEI Co.	3,264
83	Fidelity National Information Services, Inc.	5,204
97	Finisar Corp.*	2,124
22	First Solar, Inc.*	1,094
69	Fiserv, Inc.*	5,530
11	Five9, Inc.*	56
35	Fleetmatics Group PLC*	1,463

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
41	FLIR Systems, Inc.	$1,253
52	FormFactor, Inc.*	484
10	Forrester Research, Inc.	340
23	Gigamon, Inc.*	707
62	Global Cash Access Holdings, Inc.*	479
14	Global Sources Ltd.*	74
6	Globant S.A.*	156
84	Glu Mobile, Inc.*	544
52	Gogo, Inc.*	1,113
83	Google, Inc., Class A*	45,262
83	Google, Inc., Class C*	44,165
8	GrubHub, Inc.*	323
28	GSI Group, Inc.*	418
15	GTT Communications, Inc.*	330
17	Guidance Software, Inc.*	116
64	Guidewire Software, Inc.*	3,101
23	Hackett Group, Inc. (The)	272
82	Harmonic, Inc.*	558
30	Harris Corp.	2,377
34	Heartland Payment Systems, Inc.	1,817
529	Hewlett-Packard Co.	17,669
32	Higher One Holdings, Inc.*	91
7	Hortonworks, Inc.*	184
6	HubSpot, Inc.*	305
34	IGATE Corp.*	1,615
49	II-VI, Inc.*	915
27	Immersion Corp.*	326
24	Imperva, Inc.*	1,459
121	Infinera Corp.*	2,497
53	Infoblox, Inc.*	1,377
31	Information Services Group, Inc.	118
29	Inphi Corp.*	694
36	Insight Enterprises, Inc.*	1,056
125	Integrated Device Technology, Inc.*	2,957
30	Integrated Silicon Solution, Inc.	616
1,377	Intel Corp.	47,451
16	Interactive Intelligence Group, Inc.*	692
35	InterDigital, Inc.	2,052
51	Internap Corp.*	497
267	International Business Machines Corp.	45,297
120	Intersil Corp., Class A	1,620
22	Intevac, Inc.*	120
37	Intralinks Holdings, Inc.*	393
80	Intuit, Inc.	8,332
66	InvenSense, Inc.*	935
37	Itron, Inc.*	1,328
54	Ixia*	679
23	IXYS Corp.	280
44	j2 Global, Inc.	2,922
40	Jive Software, Inc.*	225
105	Juniper Networks, Inc.	2,919
42	Kemet Corp.*	130
24	Kimball Electronics, Inc.*	374
47	KLA-Tencor Corp.	2,804
62	Kopin Corp.*	216
15	KVH Industries, Inc.*	187
46	Lam Research Corp.	3,783
110	Lattice Semiconductor Corp.*	689
56	Limelight Networks, Inc.*	245
70	Linear Technology Corp.	3,349
60	Lionbridge Technologies, Inc.*	331
23	Liquidity Services, Inc.*	228
21	Littelfuse, Inc.	2,031
51	LivePerson, Inc.*	488
23	LogMeIn, Inc.*	1,460
7	Luxoft Holding, Inc.*	375
12	M/A-COM Technology Solutions Holdings, Inc.*	458
71	Manhattan Associates, Inc.*	3,894
22	ManTech International Corp., Class A	627
31	Marchex, Inc., Class B	151
25	Marin Software, Inc.*	142
24	Marketo, Inc.*	716
284	MasterCard, Inc., Class A	26,202
63	MAXIMUS, Inc.	4,118
44	MaxLinear, Inc., Class A*	441
28	Maxwell Technologies, Inc.*	143
91	Mentor Graphics Corp.	2,376
31	Mercury Systems, Inc.*	423
3	Mesa Laboratories, Inc.	265
35	Methode Electronics, Inc.	1,643
42	Micrel, Inc.	585
59	Microchip Technology, Inc.	2,899
313	Micron Technology, Inc.*	8,742
89	Microsemi Corp.*	3,239
2,386	Microsoft Corp.	111,808
8	MicroStrategy, Inc., Class A*	1,408
71	Millennial Media, Inc.*	119
50	MKS Instruments, Inc.	1,885
12	MobileIron, Inc.*	72
19	Model N, Inc.*	220
35	ModusLink Global Solutions, Inc.*	121
27	MoneyGram International, Inc.*	262
36	Monolithic Power Systems, Inc.	1,966
37	Monotype Imaging Holdings, Inc.	960
85	Monster Worldwide, Inc.*	516
55	Motorola Solutions, Inc.	3,245
14	MTS Systems Corp.	953
8	Multi-Fineline Electronix, Inc.*	200
22	Nanometrics, Inc.*	342
91	NetApp, Inc.	3,039
32	NETGEAR, Inc.*	992
34	NetScout Systems, Inc.*	1,363
52	NeuStar, Inc., Class A*	1,421
5	New Relic, Inc.*	164
37	Newport Corp.*	699
61	NIC, Inc.	1,028
9	Nimble Storage, Inc.*	233
14	Numerex Corp., Class A*	120
5	NVE Corp.	359
150	NVIDIA Corp.	3,319
88	Oclaro, Inc.*	229
52	OmniVision Technologies, Inc.*	1,402
7	OPOWER, Inc.*	83
932	Oracle Corp.	40,533
19	OSI Systems, Inc.*	1,373
9	Park City Group, Inc.*	104
20	Park Electrochemical Corp.	430
90	ParkerVision, Inc.*	33
95	Paychex, Inc.	4,694
6	Paycom Software, Inc.*	209
9	PC Connection, Inc.	224
29	PDF Solutions, Inc.*	462
33	Pegasystems, Inc.	721
32	Perficient, Inc.*	605
21	Pericom Semiconductor Corp.	275
62	Photronics, Inc.*	626

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
37	Plantronics, Inc.	$2,041
32	Plexus Corp.*	1,455
162	PMC-Sierra, Inc.*	1,471
129	Polycom, Inc.*	1,738
28	Power Integrations, Inc.	1,421
24	PRGX Global, Inc.*	102
19	Procera Networks, Inc.*	218
48	Progress Software Corp.*	1,264
36	Proofpoint, Inc.*	2,129
22	PROS Holdings, Inc.*	423
10	Q2 Holdings, Inc.*	237
7	QAD, Inc., Class A	167
84	Qlik Technologies, Inc.*	3,038
82	QLogic Corp.*	1,273
134	Qorvo, Inc.*	11,029
480	QUALCOMM, Inc.	33,446
19	Qualys, Inc.*	774
205	Quantum Corp.*	418
52	QuickLogic Corp.*	79
32	QuinStreet, Inc.*	190
23	Rally Software Development Corp.*	447
106	Rambus, Inc.*	1,621
38	RealD, Inc.*	480
21	RealNetworks, Inc.*	117
48	RealPage, Inc.*	876
53	Red Hat, Inc.*	4,095
8	Reis, Inc.	174
29	RetailMeNot, Inc.*	585
8	Rightside Group Ltd.*	66
17	Rocket Fuel, Inc.*	141
26	Rofin-Sinar Technologies, Inc.*	740
17	Rogers Corp.*	1,228
20	Rosetta Stone, Inc.*	152
7	Rubicon Project, Inc. (The)*	121
24	Rubicon Technology, Inc.*	65
64	Ruckus Wireless, Inc.*	673
31	Rudolph Technologies, Inc.*	395
176	Salesforce.com, inc.*	12,804
62	SanDisk Corp.	4,240
77	Sanmina Corp.*	1,668
23	Sapiens International Corp. N.V.	208
27	ScanSource, Inc.*	1,050
37	Science Applications International Corp.	1,961
26	SciQuest, Inc.*	397
31	Seachange International, Inc.*	210
95	Seagate Technology PLC	5,286
63	Semtech Corp.*	1,346
64	ServiceSource International, Inc.*	280
58	ShoreTel, Inc.*	399
14	Shutterstock, Inc.*	896
32	Silicon Graphics International Corp.*	205
41	Silicon Laboratories, Inc.*	2,273
33	Silver Spring Networks, Inc.*	451
55	Skyworks Solutions, Inc.	6,015
46	Sonus Networks, Inc.*	360
55	Speed Commerce, Inc.*	14
15	SPS Commerce, Inc.*	975
64	SS&C Technologies Holdings, Inc.	3,772
13	Stamps.com, Inc.*	875
34	Super Micro Computer, Inc.*	1,138
37	Sykes Enterprises, Inc.*	897
198	Symantec Corp.	4,876
34	Synaptics, Inc.*	3,388
35	Synchronoss Technologies, Inc.*	1,541
27	SYNNEX Corp.	2,232
29	Syntel, Inc.*	1,378
78	Take-Two Interactive Software, Inc.*	2,135
36	Tangoe, Inc.*	458
118	TE Connectivity Ltd.	8,142
16	TechTarget, Inc.*	148
45	TeleCommunication Systems, Inc., Class A*	144
25	Telenav, Inc.*	226
16	TeleTech Holdings, Inc.	407
42	Teradata Corp.*	1,635
5	TESSCO Technologies, Inc.	92
50	Tessera Technologies, Inc.	1,927
304	Texas Instruments, Inc.	17,000
17	Textura Corp.*	495
89	TiVo, Inc.*	937
48	Total System Services, Inc.	1,978
7	Travelzoo, Inc.*	84
33	Tremor Video, Inc.*	89
7	TrueCar, Inc.*	97
51	TTM Technologies, Inc.*	504
3	TubeMogul, Inc.*	51
31	Tyler Technologies, Inc.*	3,766
28	Ubiquiti Networks, Inc.	890
27	Ultimate Software Group, Inc. (The)*	4,368
28	Ultra Clean Holdings, Inc.*	181
26	Ultratech, Inc.*	518
48	Unisys Corp.*	986
38	Universal Display Corp.*	2,041
92	Unwired Planet, Inc.*	62
5	Varonis Systems, Inc.*	101
28	VASCO Data Security International, Inc.*	746
37	Veeco Instruments, Inc.*	1,120
56	Verint Systems, Inc.*	3,622
31	VeriSign, Inc.*	1,959
39	ViaSat, Inc.*	2,457
5	Viasystems Group, Inc.*	91
75	Violin Memory, Inc.*	251
40	VirnetX Holding Corp.*	192
24	Virtusa Corp.*	1,092
564	Visa, Inc., Class A	38,736
12	Vishay Precision Group, Inc.*	158
67	Vringo, Inc.*	39
48	Web.com Group, Inc.*	1,088
36	WebMD Health Corp.*	1,652
63	Western Digital Corp.	6,134
152	Western Union Co. (The)	3,336
36	WEX, Inc.*	4,082
13	Wix.com Ltd.*	324
7	Workiva, Inc.*	93
50	Xcerra Corp.*	386
304	Xerox Corp.	3,472
76	Xilinx, Inc.	3,604
25	XO Group, Inc.*	406
29	Xoom Corp.*	545
253	Yahoo!, Inc.*	10,863
7	Yodlee, Inc.*	100
17	YuMe, Inc.*	79
12	Zendesk, Inc.*	276
55	Zix Corp.*	252
		1,398,390

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
	Materials — 0.6%

27	A. Schulman, Inc.	$1,155
18	A.M. Castle & Co.*	108
4	AEP Industries, Inc.*	200
56	Air Products & Chemicals, Inc.	8,219
20	Airgas, Inc.	2,039
166	AK Steel Holding Corp.*	873
355	Alcoa, Inc.	4,437
32	Allegheny Technologies, Inc.	1,040
27	American Vanguard Corp.	372
8	Ampco-Pittsburgh Corp.	132
26	Avery Dennison Corp.	1,610
65	Axiall Corp.	2,451
28	Balchem Corp.	1,581
40	Ball Corp.	2,840
84	Berry Plastics Group, Inc.*	2,811
37	Boise Cascade Co.*	1,311
50	Calgon Carbon Corp.	1,038
48	Century Aluminum Co.*	537
14	CF Industries Holdings, Inc.	4,422
6	Chase Corp.	244
63	Chemtura Corp.*	1,749
18	Clearwater Paper Corp.*	1,080
127	Coeur Mining, Inc.*	692
110	Commercial Metals Co.	1,768
10	Deltic Timber Corp.	645
316	Dow Chemical Co. (The)	16,454
263	E.I. du Pont de Nemours & Co.	18,676
43	Eastman Chemical Co.	3,301
78	Ecolab, Inc.	8,943
67	Ferro Corp.*	1,016
50	Flotek Industries, Inc.*	575
39	FMC Corp.	2,230
302	Freeport-McMoRan, Inc.	5,934
20	FutureFuel Corp.	240
60	Globe Specialty Metals, Inc.	1,160
35	Gold Resource Corp.	103
306	Graphic Packaging Holding Co.	4,357
47	H.B. Fuller Co.	1,979
4	Handy & Harman Ltd.*	127
10	Hawkins, Inc.	408
12	Haynes International, Inc.	566
69	Headwaters, Inc.*	1,310
344	Hecla Mining Co.	1,070
52	Horsehead Holding Corp.*	646
21	Innophos Holdings, Inc.	1,094
23	Innospec, Inc.	986
23	International Flavors & Fragrances, Inc.	2,738
123	International Paper Co.	6,375
52	Intrepid Potash, Inc.*	604
17	Kaiser Aluminum Corp.	1,379
79	KapStone Paper and Packaging Corp.	2,129
9	KMG Chemicals, Inc.	267
19	Koppers Holdings, Inc.	491
31	Kraton Performance Polymers, Inc.*	736
20	Kronos Worldwide, Inc.	244
132	Louisiana-Pacific Corp.*	2,388
18	LSB Industries, Inc.*	766
115	LyondellBasell Industries N.V., Class A	11,626
13	Marrone Bio Innovations, Inc.*	27
18	Martin Marietta Materials, Inc.	2,682
19	Materion Corp.	707
49	MeadWestvaco Corp.	2,476
32	Minerals Technologies, Inc.	2,154
170	Molycorp, Inc.*	90
141	Monsanto Co.	16,494
90	Mosaic Co. (The)	4,127
25	Myers Industries, Inc.	432
15	Neenah Paper, Inc.	904
145	Newmont Mining Corp.	3,950
41	Noranda Aluminum Holding Corp.	72
93	Nucor Corp.	4,399
74	Olin Corp.	2,164
9	Olympic Steel, Inc.	158
28	OM Group, Inc.	743
44	OMNOVA Solutions, Inc.*	330
48	Owens-Illinois, Inc.*	1,147
40	P. H. Glatfelter Co.	940
83	PolyOne Corp.	3,228
40	PPG Industries, Inc.	9,156
84	Praxair, Inc.	10,320
12	Quaker Chemical Corp.	1,025
213	Rentech, Inc.*	251
61	Resolute Forest Products, Inc.*	729
29	RTI International Metals, Inc.*	1,023
10	Ryerson Holding Corp.*	83
25	Schnitzer Steel Industries, Inc., Class A	448
28	Schweitzer-Mauduit International, Inc.	1,130
61	Sealed Air Corp.	2,971
40	Senomyx, Inc.*	227
44	Sensient Technologies Corp.	2,979
23	Sherwin-Williams Co. (The)	6,628
35	Sigma-Aldrich Corp.	4,876
18	Stepan Co.	926
112	Stillwater Mining Co.*	1,623
62	SunCoke Energy, Inc.	1,008
18	Trecora Resources*	247
23	Tredegar Corp.	457
11	Trinseo S.A.*	321
57	Tronox Ltd., Class A	961
50	U.S. Silica Holdings, Inc.	1,543
6	UFP Technologies, Inc.*	119
2	United States Lime & Minerals, Inc.	119
7	Universal Stainless & Alloy Products, Inc.*	126
13	US Concrete, Inc.*	491
38	Vulcan Materials Co.	3,417
62	Walter Energy, Inc.	29
39	Wausau Paper Corp.	381
45	Worthington Industries, Inc.	1,224
22	Zep, Inc.	439
		246,773
	Telecommunication Services — 0.4%

83	8x8, Inc.*	692
1,509	AT&T, Inc.	52,121
9	Atlantic Tele-Network, Inc.	603
22	Boingo Wireless, Inc.*	198
165	CenturyLink, Inc.	5,485
196	Cincinnati Bell, Inc.*	717
44	Cogent Communications Holdings, Inc.	1,382
47	Consolidated Communications Holdings, Inc.	974

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
19	FairPoint Communications, Inc.*	$383
292	Frontier Communications Corp.	1,504
34	General Communication, Inc., Class A*	546
257	Globalstar, Inc.*	681
10	Hawaiian Telcom Holdco, Inc.*	253
16	IDT Corp., Class B	288
57	inContact, Inc.*	554
30	Inteliquent, Inc.	529
26	Intelsat S.A.*	278
75	Iridium Communications, Inc.*	776
83	Level 3 Communications, Inc.*	4,605
18	Lumos Networks Corp.	257
17	magicJack VocalTec Ltd.*	140
16	NTELOS Holdings Corp.	138
51	ORBCOMM, Inc.*	349
45	Premiere Global Services, Inc.*	455
26	RingCentral, Inc., Class A*	444
23	Shenandoah Telecommunications Co.	723
20	Spok Holdings, Inc.	347
1,208	Verizon Communications, Inc.	59,724
163	Vonage Holdings Corp.*	760
		135,906
	Utilities — 0.6%

27	Abengoa Yield PLC	1,038
199	AES Corp. (The)	2,706
35	AGL Resources, Inc.	1,763
45	ALLETE, Inc.	2,266
71	Ameren Corp.	2,856
142	American Electric Power Co., Inc.	7,993
36	American States Water Co.	1,383
7	Artesian Resources Corp., Class A	149
113	Atlantic Power Corp.	333
56	Avista Corp.	1,792
42	Black Hills Corp.	2,007
45	California Water Service Group	1,075
125	CenterPoint Energy, Inc.	2,546
14	Chesapeake Utilities Corp.	737
56	Cleco Corp.	3,038
80	CMS Energy Corp.	2,731
10	Connecticut Water Service, Inc.	353
85	Consolidated Edison, Inc.	5,256
171	Dominion Resources, Inc.	12,059
52	DTE Energy Co.	4,120
206	Duke Energy Corp.	15,600
115	Dynegy, Inc.*	3,719
95	Edison International	5,777
38	El Paso Electric Co.	1,382
40	Empire District Electric Co. (The)	934
52	Entergy Corp.	3,976
92	Eversource Energy	4,531
250	Exelon Corp.	8,458
122	FirstEnergy Corp.	4,353
47	IDACORP, Inc.	2,795
23	Integrys Energy Group, Inc.	1,654
40	Laclede Group, Inc. (The)	2,140
32	MGE Energy, Inc.	1,239
15	Middlesex Water Co.	327
79	New Jersey Resources Corp.	2,376
129	NextEra Energy, Inc.	13,202
92	NiSource, Inc.	4,341
25	Northwest Natural Gas Co.	1,118
44	NorthWestern Corp.	2,289
98	NRG Energy, Inc.	2,470
22	NRG Yield, Inc., Class A	583
22	NRG Yield, Inc., Class C	596
49	ONE Gas, Inc.	2,172
31	Ormat Technologies, Inc.	1,150
34	Otter Tail Corp.	919
41	Pattern Energy Group, Inc.	1,166
74	Pepco Holdings, Inc.	2,017
139	PG&E Corp.	7,432
73	Piedmont Natural Gas Co., Inc.	2,722
32	Pinnacle West Capital Corp.	1,949
75	PNM Resources, Inc.	1,994
73	Portland General Electric Co.	2,552
194	PPL Corp.	6,734
147	Public Service Enterprise Group, Inc.	6,267
42	SCANA Corp.	2,233
67	Sempra Energy	7,200
15	SJW Corp.	452
62	South Jersey Industries, Inc.	1,636
265	Southern Co. (The)	11,578
43	Southwest Gas Corp.	2,342
3	Spark Energy, Inc., Class A	42
68	TECO Energy, Inc.	1,282
27	TerraForm Power, Inc., Class A*	1,084
53	UIL Holdings Corp.	2,687
13	Unitil Corp.	440
19	Vivint Solar, Inc.*	274
49	WGL Holdings, Inc.	2,819
66	Wisconsin Energy Corp.	3,186
147	Xcel Energy, Inc.	5,005
12	York Water Co. (The)	268
		219,663
	Total Common Stocks (Cost $6,200,289)	7,115,793

Principal Amount
	U.S. Government & Agency Security — 62.7%
	U.S. Treasury Bill
$25,146,000	0.00%, due 07/30/15	25,146,100
	Total U.S. Government & Agency Security (Cost 25,146,097)	25,146,100

	Repurchase Agreements (a) — 13.5%
5,401,267	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $5,401,302	5,401,267
	Total Repurchase Agreements (Cost $5,401,267)	5,401,267

	Total Investment Securities (Cost $36,747,653 — 94.0%	37,663,160
	Other assets less liabilities — 6.0%	2,422,546
	Net Assets — 100.0%	$40,085,706

*                       Non-income producing security.

(a)               The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

See accompanying notes to the financial statements.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$982,850
Aggregate gross unrealized depreciation	(105,966)
Net unrealized appreciation	$876,884
Federal income tax cost of investments	$36,786,276

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Euro FX Currency Futures Contracts	61	06/15/15	$4,188,413	$(50,480)

Cash collateral in the amount of $110,715 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements(1)

Hedge Replication ETF had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$18,300	01/06/16	Credit Suisse International	(0.07)%	iShares® MSCI Emerging Markets ETF	$18,124
209,715	11/06/15	Credit Suisse International	(0.07)%	Russell 2000® Total Return Index	208,745
210,488	11/06/15	Credit Suisse International	0.63%	S&P 500® Total Return Index	133,878
5,921,035	01/06/16	Credit Suisse International	(0.12)%	iShares® MSCI EAFE ETF	549,017
6,359,538					909,764	$(268,168)	$(580,000)	$61,596
133,814	11/06/15	Deutsche Bank AG	(0.40)%	iShares® MSCI Emerging Markets ETF	134,912
243,126	01/06/16	Deutsche Bank AG	0.35%	iShares® MSCI EAFE ETF	85,375
285,263	11/06/15	Deutsche Bank AG	(0.05)%	Russell 2000® Total Return Index	285,070
662,203					505,357	—	(450,000)	55,357
1,092	01/06/16	Morgan Stanley & Co. International PLC	(0.07)%	iShares® MSCI Emerging Markets ETF	(449)
34,331	11/06/15	Morgan Stanley & Co. International PLC	0.58%	S&P 500® Total Return Index	(15,268)
35,423					(15,717)	—	—	(15,717)
1,768	11/06/15	Societe Generale	0.18%	Russell 2000® Total Return Index	(7,012)
15,723	01/06/16	Societe Generale	0.58%	iShares® MSCI EAFE ETF	12,887
31,577	01/06/16	Societe Generale	(0.57)%	iShares® MSCI Emerging Markets ETF	58,735
49,068					64,610	—	(50,000)	14,610
362	01/06/16	UBS AG	0.28%	iShares® MSCI Emerging Markets ETF	(464)
3,341	11/06/15	UBS AG	0.03%	Russell 2000® Total Return Index	(56,460)
23,209	01/06/16	UBS AG	0.38%	iShares® MSCI EAFE ETF	2,246
26,912					(54,678)	—	54,678	—

$7,133,144					$1,409,336

(1)              The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

(2)              Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)              The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)              Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

RAFI® Long/Short

Shares		Value
	Common Stocks (a) — 97.9%
	Consumer Discretionary — 11.5%

4,907	Abercrombie & Fitch Co., Class A	$100,446
9,182	American Eagle Outfitters, Inc.	150,309
5,864	Apollo Education Group, Inc.*	97,225
6,051	Best Buy Co., Inc.	209,970
2,659	Big Lots, Inc.	116,730
3,216	Carnival Corp.	148,997
1,877	Core-Mark Holding Co., Inc.	100,814
2,463	CST Brands, Inc.	97,954
26,066	Ford Motor Co.	395,421
3,137	GameStop Corp., Class A	136,177
11,529	General Motors Co.	414,698
5,434	Goodyear Tire & Rubber Co. (The)	173,046
1,347	Group 1 Automotive, Inc.	110,872
22,988	J.C. Penney Co., Inc.*	197,467
3,241	Johnson Controls, Inc.	168,597
2,373	Kohl’s Corp.	155,408
4,630	Liberty Interactive Corp., Class A*	129,501
2,410	Macy’s, Inc.	161,350
5,088	Mattel, Inc.	131,321
1,844	McDonald’s Corp.	176,895
3,190	Murphy USA, Inc.*	185,754
8,089	News Corp., Class A*	122,548
11,656	Office Depot, Inc.*	108,051
4,642	Rent-A-Center, Inc.	140,421
3,951	Sears Holdings Corp.*	169,695
12,549	Staples, Inc.	206,619
3,973	Target Corp.	315,138
2,525	Time Warner Cable, Inc.	456,747
2,630	Time Warner, Inc.	222,182
6,129	Time, Inc.	137,964
8,492	TravelCenters of America LLC*	133,664
1,174	Visteon Corp.*	128,577
731	Wynn Resorts Ltd.	73,604
		5,774,162
	Consumer Staples — 7.6%

7,791	Archer-Daniels-Midland Co.	411,754
22,076	Avon Products, Inc.	148,351
3,800	Bunge Ltd.	351,728
5,259	ConAgra Foods, Inc.	203,050
1,353	Costco Wholesale Corp.	192,924
3,121	General Mills, Inc.	175,244
4,131	Kroger Co. (The)	300,737
6,131	Mondelez International, Inc., Class A	254,988
3,672	Philip Morris International, Inc.	305,033
3,250	Procter & Gamble Co. (The)	254,768
22,162	Rite Aid Corp.*	193,253
20,464	SUPERVALU, Inc.*	180,697
6,534	Sysco Corp.	242,804
4,272	Tyson Foods, Inc., Class A	181,346
6,019	Wal-Mart Stores, Inc.	447,031
		3,843,708
	Energy — 11.2%

4,761	Apache Corp.	284,898
47,524	California Resources Corp.	373,064
7,628	Chevron Corp.	785,684
7,835	ConocoPhillips	498,933
7,052	Diamond Offshore Drilling, Inc.	213,958
5,582	Exxon Mobil Corp.	475,586
3,943	Hess Corp.	266,231
5,522	HollyFrontier Corp.	229,991
16,991	LinnCo LLC	177,896
11,237	Marathon Oil Corp.	305,534
2,424	Marathon Petroleum Corp.	250,787
4,840	Murphy Oil Corp.	210,346
35,723	Peabody Energy Corp.	120,744
5,885	Phillips 66	465,621
4,258	Tidewater, Inc.	104,491
7,691	Valero Energy Corp.	455,615
3,496	World Fuel Services Corp.	174,905
17,039	WPX Energy, Inc.*	219,633
		5,613,917
	Financials — 21.6%

3,052	Aflac, Inc.	189,895
2,825	Allstate Corp. (The)	190,179
13,415	Ally Financial, Inc.*	304,118
4,922	Ambac Financial Group, Inc.*	115,076
6,879	American Capital Agency Corp. (REIT)	143,496
9,222	American International Group, Inc.	540,501
814	American National Insurance Co.	84,013
24,943	Annaly Capital Management, Inc. (REIT)	260,405
2,630	Assurant, Inc.	173,185
36,838	Bank of America Corp.	607,827
4,633	BB&T Corp.	182,865
3,267	Capital One Financial Corp.	272,991
9,511	Capitol Federal Financial, Inc.	115,083
1,571	Chubb Corp. (The)	153,173
2,999	CIT Group, Inc.	138,734
11,642	Citigroup, Inc.	629,599
7,273	CNO Financial Group, Inc.	130,914
6,911	Communications Sales & Leasing, Inc. (REIT)*	180,032
9,052	Fifth Third Bancorp	183,212
9,949	Fulton Financial Corp.	125,954
32,234	Genworth Financial, Inc., Class A*	255,938
1,591	Goldman Sachs Group, Inc. (The)	328,048
4,155	Hancock Holding Co.	121,035
6,562	Hartford Financial Services Group, Inc. (The)	269,764
7,131	Hatteras Financial Corp. (REIT)	128,073
8,688	Invesco Mortgage Capital, Inc. (REIT)	137,879
11,039	JPMorgan Chase & Co.	726,145
3,400	Kemper Corp.	121,686
4,818	Loews Corp.	193,298
6,887	Mack-Cali Realty Corp. (REIT)	116,390
15,360	MBIA, Inc.*	138,547
5,945	MetLife, Inc.	310,686
10,139	New York Community Bancorp, Inc.	179,866
6,903	PHH Corp.*	190,454
2,087	PNC Financial Services Group, Inc. (The)	199,705
2,810	ProAssurance Corp.	126,956
7,394	Progressive Corp. (The)	202,152
4,071	Prudential Financial, Inc.	344,447
17,287	Regions Financial Corp.	174,426
1,513	Reinsurance Group of America, Inc.	141,541
5,939	Santander Consumer USA Holdings, Inc.*	145,506
23,654	SLM Corp.*	242,690
3,540	SunTrust Banks, Inc.	151,087
5,273	Symetra Financial Corp.	128,978
3,056	Travelers Cos., Inc. (The)	309,023

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,818	Unum Group	$168,437
13,620	Valley National Bancorp	133,204
3,010	Voya Financial, Inc.	136,383
5,233	Weyerhaeuser Co. (REIT)	170,386
3,653	XL Group PLC	137,645
		10,851,627
	Health Care — 10.8%

3,044	Abbott Laboratories	147,938
1,964	Aetna, Inc.	231,693
9,560	Allscripts Healthcare Solutions, Inc.*	134,509
2,492	AmerisourceBergen Corp.	280,500
2,162	Anthem, Inc.	362,892
2,144	Baxter International, Inc.	142,812
1,975	Bristol-Myers Squibb Co.	127,585
3,583	Cardinal Health, Inc.	315,913
2,852	Community Health Systems, Inc.*	157,744
3,259	Eli Lilly & Co.	257,135
2,939	Express Scripts Holding Co.*	256,105
4,145	HCA Holdings, Inc.*	339,185
2,281	Health Net, Inc.*	141,970
1,182	Humana, Inc.	253,716
3,533	Johnson & Johnson	353,795
1,271	McKesson Corp.	301,519
6,167	Merck & Co., Inc.	375,509
3,398	Owens & Minor, Inc.	113,221
13,823	Pfizer, Inc.	480,349
1,504	Quest Diagnostics, Inc.	113,146
2,848	Tenet Healthcare Corp.*	151,485
2,508	UnitedHealth Group, Inc.	301,487
1,190	WellCare Health Plans, Inc.*	101,947
		5,442,155
	Industrials — 11.2%

4,119	AECOM*	136,051
2,406	AGCO Corp.	122,177
2,545	Armstrong World Industries, Inc.*	139,771
2,422	Avis Budget Group, Inc.*	123,522
4,039	Caterpillar, Inc.	344,608
2,965	Con-way, Inc.	119,994
5,468	Covanta Holding Corp.	120,843
2,884	Deere & Co.	270,173
3,475	Emerson Electric Co.	209,577
3,340	Fluor Corp.	187,775
2,037	GATX Corp.	113,481
10,068	General Cable Corp.	190,185
24,372	General Electric Co.	664,624
7,083	Harsco Corp.	114,107
7,542	Hertz Global Holdings, Inc.*	150,010
1,757	Honeywell International, Inc.	183,079
3,859	Jacobs Engineering Group, Inc.*	166,940
2,691	Joy Global, Inc.	104,788
9,971	KBR, Inc.	190,945
3,230	KLX, Inc.*	141,603
1,235	L-3 Communications Holdings, Inc.	145,495
2,137	ManpowerGroup, Inc.	180,897
4,536	Navistar International Corp.*	120,113
864	Northrop Grumman Corp.	137,532
6,358	Pitney Bowes, Inc.	138,922
9,752	R.R. Donnelley & Sons Co.	187,043
1,479	Raytheon Co.	152,722
3,551	Republic Services, Inc.	143,070
1,269	Ryder System, Inc.	116,304
8,704	SkyWest, Inc.	128,819
2,931	United Stationers, Inc.	113,840
2,689	Waste Management, Inc.	133,509
1,656	WESCO International, Inc.*	119,000
		5,611,519
	Information Technology — 11.0%

1,294	Accenture PLC, Class A	124,276
38,591	Advanced Micro Devices, Inc.*	87,987
2,412	AOL, Inc.*	120,624
3,268	Arrow Electronics, Inc.*	198,662
4,574	Avnet, Inc.	201,302
4,605	Booz Allen Hamilton Holding Corp.	116,737
3,513	CA, Inc.	106,971
1,223	CACI International, Inc., Class A*	104,713
2,298	Computer Sciences Corp.	157,643
7,634	Corning, Inc.	159,703
5,238	Eastman Kodak Co.*	99,836
3,919	EMC Corp.	103,226
18,124	Flextronics International Ltd.*	220,207
11,939	Hewlett-Packard Co.	398,763
10,653	Ingram Micro, Inc., Class A*	285,607
4,128	Insight Enterprises, Inc.*	121,074
14,436	Intel Corp.	497,465
3,230	International Business Machines Corp.	547,969
6,583	Jabil Circuit, Inc.	161,744
2,445	Leidos Holdings, Inc.	103,912
8,708	Microsoft Corp.	408,057
1,792	QUALCOMM, Inc.	124,867
5,411	Sanmina Corp.*	117,202
1,933	Seagate Technology PLC	107,552
3,825	Symantec Corp.	94,191
1,608	SYNNEX Corp.	132,933
3,671	Tech Data Corp.*	231,714
4,710	Unisys Corp.*	96,743
7,642	Vishay Intertechnology, Inc.	99,499
16,518	Xerox Corp.	188,636
		5,519,815
	Materials — 3.8%

5,586	Alcoa, Inc.	69,825
21,652	Cliffs Natural Resources, Inc.	114,972
7,250	Commercial Metals Co.	116,507
3,526	Dow Chemical Co. (The)	183,599
14,778	Freeport-McMoRan, Inc.	290,388
2,037	International Paper Co.	105,578
1,981	LyondellBasell Industries N.V., Class A	200,279
1,712	Mosaic Co. (The)	78,495
7,238	Newmont Mining Corp.	197,163
2,773	Nucor Corp.	131,163
3,254	Olin Corp.	95,147
4,099	Owens-Illinois, Inc.*	97,966
1,699	Reliance Steel & Aluminum Co.	108,396
4,557	United States Steel Corp.	111,191
		1,900,669
	Telecommunication Services — 3.9%

31,954	AT&T, Inc.	1,103,691
10,796	CenturyLink, Inc.	358,859
27,649	Frontier Communications Corp.	142,392
9,977	Telephone & Data Systems, Inc.	296,217
5,759	Windstream Holdings, Inc.	46,850
		1,948,009

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Utilities — 5.3%

21,494	AES Corp. (The)	$292,318
3,779	Ameren Corp.	152,029
4,618	Avista Corp.	147,776
3,034	Consolidated Edison, Inc.	187,622
3,222	Entergy Corp.	246,386
12,605	Exelon Corp.	426,427
8,817	FirstEnergy Corp.	314,591
5,871	PNM Resources, Inc.	156,110
4,320	Public Service Enterprise Group, Inc.	184,162
2,900	Southwest Gas Corp.	157,934
3,824	UIL Holdings Corp.	193,839
3,281	WGL Holdings, Inc.	188,789
		2,647,983
	Total Common Stocks
	(Cost $45,179,343)	49,153,564

Principal Amount
	Repurchase Agreements (a)(b) — 24.2%
$12,176,250	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $12,176,326	12,176,250
	Total Repurchase Agreements (Cost $12,176,250)	12,176,250

	Total Investment Securities (Cost $57,355,593) — 122.1%	61,329,814
	Liabilities in excess of other assets — (22.1)%	(11,111,615)
	Net Assets — 100.0%	$50,218,199

*            Non-income producing security.

(a)    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $25,048,236.

(b)    The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,268,691
Aggregate gross unrealized depreciation	(1,721,383)
Net unrealized appreciation	$3,547,308
Federal income tax cost of investments	$57,782,506

Swap Agreements(1)

RAFI® Long/Short had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$(45,193,865)	11/06/15	Deutsche Bank AG	(0.10)%	RAFI® US Equity Long/Short Index (short portion)	$(7,040,602)	$6,734,714	$305,888	$—
(4,528,863)	11/06/15	Societe Generale	0.22%	RAFI® US Equity Long/Short Index (short portion)	(4,985,078)
628,546	11/06/15	Societe Generale	0.28%	RAFI® US Equity Long/Short Index (long portion)	348,873
(3,900,317)					(4,636,205)	4,420,242	215,963	—
$(49,094,182)					$(11,676,807)

(1)       The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)       Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)       The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

(4)       Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 83.1%
	Consumer Discretionary — 10.4%

32,597	Amazon.com, Inc.*	$13,991,610
6,417	AutoNation, Inc.*	400,485
2,731	AutoZone, Inc.*	1,839,656
15,888	Bed Bath & Beyond, Inc.*	1,133,132
24,921	Best Buy Co., Inc.	864,759
19,383	BorgWarner, Inc.	1,165,887
18,779	Cablevision Systems Corp., Class A	460,273
17,977	CarMax, Inc.*	1,277,086
38,558	Carnival Corp.	1,786,392
39,162	CBS Corp. (Non-Voting), Class B	2,417,079
2,656	Chipotle Mexican Grill, Inc.*	1,634,821
23,611	Coach, Inc.	835,121
217,519	Comcast Corp., Class A	12,716,161
28,464	D.R. Horton, Inc.	743,480
10,618	Darden Restaurants, Inc.	695,904
24,848	Delphi Automotive PLC	2,161,279
43,040	DIRECTV*	3,918,362
12,724	Discovery Communications, Inc., Class A*	431,853
23,135	Discovery Communications, Inc., Class C*	727,480
25,974	Dollar General Corp.	1,885,453
17,604	Dollar Tree, Inc.*	1,320,124
8,461	Expedia, Inc.	907,527
8,229	Family Dollar Stores, Inc.	637,912
338,634	Ford Motor Co.	5,137,078
3,795	Fossil Group, Inc.*	269,483
9,289	GameStop Corp., Class A	403,236
19,419	Gannett Co., Inc.	695,006
22,704	Gap, Inc. (The)	870,244
10,344	Garmin Ltd.	470,445
115,793	General Motors Co.	4,165,074
13,071	Genuine Parts Co.	1,182,533
23,075	Goodyear Tire & Rubber Co. (The)	734,823
23,562	H&R Block, Inc.	747,622
34,309	Hanesbrands, Inc.	1,093,085
18,107	Harley-Davidson, Inc.	968,543
5,875	Harman International Industries, Inc.	708,055
9,577	Hasbro, Inc.	690,789
112,808	Home Depot, Inc. (The)	12,569,067
35,297	Interpublic Group of Cos., Inc. (The)	720,765
56,265	Johnson Controls, Inc.	2,926,905
17,292	Kohl’s Corp.	1,132,453
21,045	L Brands, Inc.	1,820,813
11,843	Leggett & Platt, Inc.	559,937
15,282	Lennar Corp., Class A	712,600
83,282	Lowe’s Cos., Inc.	5,828,074
29,156	Macy’s, Inc.	1,951,994
17,754	Marriott International, Inc., Class A	1,384,634
28,955	Mattel, Inc.	747,329
82,273	McDonald’s Corp.	7,892,449
17,185	Michael Kors Holdings Ltd.*	799,103
5,312	Mohawk Industries, Inc.*	991,432
5,179	Netflix, Inc.*	3,232,007
23,207	Newell Rubbermaid, Inc.	917,373
42,751	News Corp., Class A*	647,678
59,903	NIKE, Inc., Class B	6,090,338
12,042	Nordstrom, Inc.	874,731
21,120	Omnicom Group, Inc.	1,574,074
8,701	O’Reilly Automotive, Inc.*	1,910,131
4,446	Priceline Group, Inc. (The)*	5,210,890
28,366	PulteGroup, Inc.	544,060
7,058	PVH Corp.	738,549
5,157	Ralph Lauren Corp.	672,473
17,718	Ross Stores, Inc.	1,712,799
14,100	Royal Caribbean Cruises Ltd.	1,071,318
8,340	Scripps Networks Interactive, Inc., Class A	558,863
54,826	Staples, Inc.	902,710
128,368	Starbucks Corp.	6,670,001
14,697	Starwood Hotels & Resorts Worldwide, Inc.	1,216,324
54,525	Target Corp.	4,324,923
9,633	Tiffany & Co.	902,901
24,045	Time Warner Cable, Inc.	4,349,500
71,094	Time Warner, Inc.	6,006,021
58,440	TJX Cos., Inc. (The)	3,762,367
11,658	Tractor Supply Co.	1,015,878
9,543	TripAdvisor, Inc.*	727,749
156,520	Twenty-First Century Fox, Inc., Class A	5,259,072
14,283	Under Armour, Inc., Class A*	1,119,930
8,564	Urban Outfitters, Inc.*	294,430
29,306	VF Corp.	2,064,022
31,260	Viacom, Inc., Class B	2,090,669
133,846	Walt Disney Co. (The)	14,772,583
6,686	Whirlpool Corp.	1,231,896
10,320	Wyndham Worldwide Corp.	876,271
6,934	Wynn Resorts Ltd.	698,184
37,075	Yum! Brands, Inc.	3,340,828
		199,506,950
	Consumer Staples — 7.9%

168,576	Altria Group, Inc.	8,631,091
54,296	Archer-Daniels-Midland Co.	2,869,544
13,339	Brown-Forman Corp., Class B	1,257,468
15,213	Campbell Soup Co.	735,396
11,229	Clorox Co. (The)	1,208,914
336,380	Coca-Cola Co. (The)	13,778,125
18,574	Coca-Cola Enterprises, Inc.	821,528
72,989	Colgate-Palmolive Co.	4,874,935
36,459	ConAgra Foods, Inc.	1,407,682
14,409	Constellation Brands, Inc., Class A	1,698,677
37,662	Costco Wholesale Corp.	5,370,225
96,323	CVS Health Corp.	9,861,549
16,518	Dr. Pepper Snapple Group, Inc.	1,265,940
19,094	Estee Lauder Cos., Inc. (The), Class A	1,669,388
51,682	General Mills, Inc.	2,901,944
12,665	Hershey Co. (The)	1,176,072
11,528	Hormel Foods Corp.	659,632
8,355	J.M. Smucker Co. (The)	990,485
21,671	Kellogg Co.	1,360,289
10,380	Keurig Green Mountain, Inc.	895,171
31,285	Kimberly-Clark Corp.	3,405,685
50,333	Kraft Foods Group, Inc.	4,250,622
42,058	Kroger Co. (The)	3,061,822
30,820	Lorillard, Inc.	2,233,834
10,980	McCormick & Co., Inc. (Non-Voting)	861,930
17,317	Mead Johnson Nutrition Co.	1,684,944
13,684	Molson Coors Brewing Co., Class B	1,004,132

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
141,198	Mondelez International, Inc., Class A	$5,872,425
12,516	Monster Beverage Corp.*	1,593,036
126,893	PepsiCo, Inc.	12,236,292
132,419	Philip Morris International, Inc.	11,000,046
231,167	Procter & Gamble Co. (The)	18,121,181
26,378	Reynolds American, Inc.	2,024,511
50,705	Sysco Corp.	1,884,198
25,011	Tyson Foods, Inc., Class A	1,061,717
74,643	Walgreens Boots Alliance, Inc.	6,407,355
135,195	Wal-Mart Stores, Inc.	10,040,933
30,882	Whole Foods Market, Inc.	1,273,574
		151,452,292
	Energy — 6.6%

43,370	Anadarko Petroleum Corp.	3,626,166
32,257	Apache Corp.	1,930,259
37,196	Baker Hughes, Inc.	2,397,654
35,368	Cabot Oil & Gas Corp.	1,201,097
16,583	Cameron International Corp.*	851,205
44,290	Chesapeake Energy Corp.	624,932
160,946	Chevron Corp.	16,577,438
7,498	Cimarex Energy Co.	866,094
105,415	ConocoPhillips	6,712,827
19,711	CONSOL Energy, Inc.	548,754
33,079	Devon Energy Corp.	2,157,412
5,753	Diamond Offshore Drilling, Inc.	174,546
20,057	Ensco PLC, Class A	471,340
46,948	EOG Resources, Inc.	4,163,818
13,002	EQT Corp.	1,106,080
359,071	Exxon Mobil Corp.	30,592,849
19,812	FMC Technologies, Inc.*	827,944
72,733	Halliburton Co.	3,302,078
9,214	Helmerich & Payne, Inc.	672,530
20,798	Hess Corp.	1,404,281
145,868	Kinder Morgan, Inc.	6,052,063
57,776	Marathon Oil Corp.	1,570,930
23,375	Marathon Petroleum Corp.	2,418,378
14,283	Murphy Oil Corp.	620,739
33,189	National Oilwell Varco, Inc.	1,632,567
13,763	Newfield Exploration Co.*	520,379
20,712	Noble Corp. PLC	346,926
33,107	Noble Energy, Inc.	1,449,425
65,960	Occidental Petroleum Corp.	5,157,412
17,839	ONEOK, Inc.	747,811
46,524	Phillips 66	3,680,979
12,752	Pioneer Natural Resources Co.	1,885,128
13,825	QEP Resources, Inc.	260,325
14,195	Range Resources Corp.	786,545
109,168	Schlumberger Ltd.	9,909,179
32,912	Southwestern Energy Co.*	848,142
57,446	Spectra Energy Corp.	2,020,376
10,692	Tesoro Corp.	946,242
29,152	Transocean Ltd.	549,515
44,075	Valero Energy Corp.	2,611,003
57,619	Williams Cos., Inc. (The)	2,944,331
		127,167,699
	Financials — 13.5%

28,021	ACE Ltd.	2,983,676
4,673	Affiliated Managers Group, Inc.*	1,045,163
37,571	Aflac, Inc.	2,337,668
35,647	Allstate Corp. (The)	2,399,756
75,029	American Express Co.	5,981,312
117,482	American International Group, Inc.	6,885,620
36,172	American Tower Corp. (REIT)	3,356,400
15,623	Ameriprise Financial, Inc.	1,946,470
23,990	Aon PLC	2,428,268
13,378	Apartment Investment & Management Co., Class A (REIT)	507,428
5,895	Assurant, Inc.	388,186
11,304	AvalonBay Communities, Inc. (REIT)	1,882,116
900,488	Bank of America Corp.	14,858,052
95,351	Bank of New York Mellon Corp. (The)	4,134,419
61,701	BB&T Corp.	2,435,338
156,110	Berkshire Hathaway, Inc., Class B*	22,323,730
10,859	BlackRock, Inc.	3,972,005
13,113	Boston Properties, Inc. (REIT)	1,705,083
47,217	Capital One Financial Corp.	3,945,452
23,946	CBRE Group, Inc., Class A*	915,695
98,761	Charles Schwab Corp. (The)	3,125,786
19,762	Chubb Corp. (The)	1,926,795
12,648	Cincinnati Financial Corp.	639,736
259,701	Citigroup, Inc.	14,044,630
27,144	CME Group, Inc.	2,556,965
15,268	Comerica, Inc.	747,369
28,579	Crown Castle International Corp. (REIT)	2,330,617
38,284	Discover Financial Services	2,230,809
24,723	E*TRADE Financial Corp.*	728,340
31,142	Equity Residential (REIT)	2,314,473
5,575	Essex Property Trust, Inc. (REIT)	1,241,106
69,745	Fifth Third Bancorp	1,411,639
33,534	Franklin Resources, Inc.	1,707,216
53,782	General Growth Properties, Inc. (REIT)	1,523,644
42,518	Genworth Financial, Inc., Class A*	337,593
34,679	Goldman Sachs Group, Inc. (The)	7,150,463
36,034	Hartford Financial Services Group, Inc. (The)	1,481,358
39,442	HCP, Inc. (REIT)	1,527,194
29,914	Health Care REIT, Inc. (REIT)	2,101,758
64,845	Host Hotels & Resorts, Inc. (REIT)	1,291,712
41,203	Hudson City Bancorp, Inc.	392,047
69,339	Huntington Bancshares, Inc./OH	771,743
9,588	Intercontinental Exchange, Inc.	2,270,247
36,742	Invesco Ltd.	1,463,434
16,004	Iron Mountain, Inc. (REIT)	583,666
319,148	JPMorgan Chase & Co.	20,993,555
73,217	KeyCorp	1,067,504
35,317	Kimco Realty Corp. (REIT)	846,195
8,486	Legg Mason, Inc.	452,813
26,991	Leucadia National Corp.	664,788
21,947	Lincoln National Corp.	1,251,198
25,555	Loews Corp.	1,025,267
11,378	M&T Bank Corp.	1,375,373
12,049	Macerich Co. (The) (REIT)	989,343
46,120	Marsh & McLennan Cos., Inc.	2,685,568
23,412	McGraw Hill Financial, Inc.	2,428,995

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
95,654	MetLife, Inc.	$4,998,878
15,220	Moody’s Corp.	1,645,282
131,976	Morgan Stanley	5,041,483
10,116	NASDAQ OMX Group, Inc. (The)	523,503
34,365	Navient Corp.	662,214
18,788	Northern Trust Corp.	1,400,645
26,384	People’s United Financial, Inc.	410,535
15,071	Plum Creek Timber Co., Inc. (REIT)	621,829
44,572	PNC Financial Services Group, Inc. (The)	4,265,095
23,414	Principal Financial Group, Inc.	1,210,270
45,876	Progressive Corp. (The)	1,254,250
43,840	Prologis, Inc. (REIT)	1,735,626
38,863	Prudential Financial, Inc.	3,288,198
12,426	Public Storage (REIT)	2,404,928
19,264	Realty Income Corp. (REIT)	877,860
114,953	Regions Financial Corp.	1,159,876
26,609	Simon Property Group, Inc. (REIT)	4,826,873
8,443	SL Green Realty Corp. (REIT)	1,001,846
35,292	State Street Corp.	2,750,306
44,901	SunTrust Banks, Inc.	1,916,375
22,319	T. Rowe Price Group, Inc.	1,800,920
10,881	Torchmark Corp.	620,979
27,510	Travelers Cos., Inc. (The)	2,781,811
152,472	U.S. Bancorp/MN	6,573,068
21,522	Unum Group	752,409
28,318	Ventas, Inc. (REIT)	1,883,713
14,958	Vornado Realty Trust (REIT)	1,494,155
401,348	Wells Fargo & Co.	22,459,434
44,940	Weyerhaeuser Co. (REIT)	1,463,246
25,871	XL Group PLC	974,819
17,371	Zions Bancorp.	501,674
		259,414,876
	Health Care — 12.5%

129,170	Abbott Laboratories	6,277,662
147,210	AbbVie, Inc.	9,802,714
33,426	Actavis PLC*	10,255,431
30,106	Aetna, Inc.	3,551,605
28,746	Agilent Technologies, Inc.	1,184,048
17,304	Alexion Pharmaceuticals, Inc.*	2,835,087
17,859	AmerisourceBergen Corp.	2,010,209
64,959	Amgen, Inc.	10,150,493
22,837	Anthem, Inc.	3,833,190
46,446	Baxter International, Inc.	3,093,768
17,872	Becton, Dickinson and Co.	2,511,195
20,083	Biogen, Inc.*	7,972,750
113,894	Boston Scientific Corp.*	2,080,843
142,279	Bristol-Myers Squibb Co.	9,191,223
6,357	C.R. Bard, Inc.	1,082,724
28,260	Cardinal Health, Inc.	2,491,684
68,532	Celgene Corp.*	7,842,802
26,100	Cerner Corp.*	1,756,269
22,123	Cigna Corp.	3,115,582
14,778	DaVita HealthCare Partners, Inc.*	1,238,101
12,014	DENTSPLY International, Inc.	625,148
9,231	Edwards Lifesciences Corp.*	1,206,676
83,698	Eli Lilly & Co.	6,603,772
15,195	Endo International PLC*	1,272,733
62,223	Express Scripts Holding Co.*	5,422,112
127,495	Gilead Sciences, Inc.*	14,313,864
25,201	HCA Holdings, Inc.*	2,062,198
7,174	Henry Schein, Inc.*	1,016,341
14,673	Hospira, Inc.*	1,297,387
12,807	Humana, Inc.	2,749,023
3,133	Intuitive Surgical, Inc.*	1,528,121
238,013	Johnson & Johnson	23,834,622
8,586	Laboratory Corp. of America Holdings*	1,012,719
9,971	Mallinckrodt PLC*	1,290,646
19,932	McKesson Corp.	4,728,468
121,988	Medtronic PLC	9,310,124
242,953	Merck & Co., Inc.	14,793,408
34,822	Mylan N.V.*	2,529,122
7,335	Patterson Cos., Inc.	350,906
9,675	PerkinElmer, Inc.	510,163
12,052	Perrigo Co. PLC	2,293,496
524,638	Pfizer, Inc.	18,231,171
12,353	Quest Diagnostics, Inc.	929,316
6,315	Regeneron Pharmaceuticals, Inc.*	3,236,816
24,078	St. Jude Medical, Inc.	1,775,753
25,613	Stryker Corp.	2,462,178
8,431	Tenet Healthcare Corp.*	448,445
33,965	Thermo Fisher Scientific, Inc.	4,402,883
81,637	UnitedHealth Group, Inc.	9,813,584
7,792	Universal Health Services, Inc., Class B	1,009,687
8,566	Varian Medical Systems, Inc.*	741,816
20,723	Vertex Pharmaceuticals, Inc.*	2,658,554
7,107	Waters Corp.*	949,637
14,544	Zimmer Holdings, Inc.	1,659,325
42,868	Zoetis, Inc.	2,133,540
		241,481,134
	Industrials — 8.4%

54,335	3M Co.	8,643,612
14,651	ADT Corp. (The)	534,469
8,218	Allegion PLC	513,132
61,399	American Airlines Group, Inc.	2,601,476
20,636	AMETEK, Inc.	1,109,391
56,076	Boeing Co. (The)	7,879,800
12,526	C.H. Robinson Worldwide, Inc.	773,230
51,889	Caterpillar, Inc.	4,427,170
8,336	Cintas Corp.	717,646
84,794	CSX Corp.	2,889,780
14,417	Cummins, Inc.	1,954,224
52,561	Danaher Corp.	4,537,066
29,061	Deere & Co.	2,722,435
70,559	Delta Air Lines, Inc.	3,028,392
13,957	Dover Corp.	1,052,358
3,079	Dun & Bradstreet Corp. (The)	393,896
40,626	Eaton Corp. PLC	2,908,415
58,654	Emerson Electric Co.	3,537,423
10,228	Equifax, Inc.	1,026,175
16,414	Expeditors International of Washington, Inc.	752,418
23,271	Fastenal Co.	965,979
22,554	FedEx Corp.	3,906,804
11,532	Flowserve Corp.	634,260
12,651	Fluor Corp.	711,239
26,975	General Dynamics Corp.	3,780,816
861,569	General Electric Co.	23,494,987
66,997	Honeywell International, Inc.	6,981,087
29,883	Illinois Tool Works, Inc.	2,803,922
22,541	Ingersoll-Rand PLC	1,550,370

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10,983	Jacobs Engineering Group, Inc.*	$475,125
8,335	Joy Global, Inc.	324,565
9,451	Kansas City Southern	855,316
7,064	L-3 Communications Holdings, Inc.	832,210
22,962	Lockheed Martin Corp.	4,321,448
29,921	Masco Corp.	809,961
31,781	Nielsen N.V.	1,429,827
26,315	Norfolk Southern Corp.	2,420,980
16,984	Northrop Grumman Corp.	2,703,513
30,347	PACCAR, Inc.	1,928,855
9,129	Pall Corp.	1,136,013
12,194	Parker-Hannifin Corp.	1,468,523
15,617	Pentair PLC	999,957
17,259	Pitney Bowes, Inc.	377,109
12,136	Precision Castparts Corp.	2,568,342
18,101	Quanta Services, Inc.*	530,721
26,307	Raytheon Co.	2,716,461
21,458	Republic Services, Inc.	864,543
11,568	Robert Half International, Inc.	652,088
11,599	Rockwell Automation, Inc.	1,425,401
11,380	Rockwell Collins, Inc.	1,083,262
8,591	Roper Technologies, Inc.	1,503,081
4,536	Ryder System, Inc.	415,724
4,975	Snap-on, Inc.	773,115
57,866	Southwest Airlines Co.	2,143,935
13,474	Stanley Black & Decker, Inc.	1,380,277
7,271	Stericycle, Inc.*	998,308
23,697	Textron, Inc.	1,071,578
35,956	Tyco International PLC	1,451,184
75,439	Union Pacific Corp.	7,612,550
59,489	United Parcel Service, Inc., Class B	5,902,499
8,262	United Rentals, Inc.*	734,574
70,738	United Technologies Corp.	8,288,371
5,138	W.W. Grainger, Inc.	1,234,816
36,551	Waste Management, Inc.	1,814,757
15,606	Xylem, Inc.	570,711
		162,651,672
	Information Technology — 16.7%

53,769	Accenture PLC, Class A	5,163,975
40,736	Adobe Systems, Inc.*	3,221,810
15,308	Akamai Technologies, Inc.*	1,167,541
5,376	Alliance Data Systems Corp.*	1,602,209
25,757	Altera Corp.	1,258,229
26,553	Amphenol Corp., Class A	1,514,849
26,676	Analog Devices, Inc.	1,812,901
498,606	Apple, Inc.	64,958,390
105,178	Applied Materials, Inc.	2,117,233
19,406	Autodesk, Inc.*	1,050,835
40,674	Automatic Data Processing, Inc.	3,478,034
21,964	Avago Technologies Ltd.	3,252,209
46,660	Broadcom Corp., Class A	2,652,621
27,291	CA, Inc.	831,011
436,972	Cisco Systems, Inc.	12,807,649
13,681	Citrix Systems, Inc.*	889,402
52,184	Cognizant Technology Solutions Corp., Class A*	3,377,348
12,074	Computer Sciences Corp.	828,276
108,828	Corning, Inc.	2,276,682
94,259	eBay, Inc.*	5,783,732
26,617	Electronic Arts, Inc.*	1,670,350
170,183	EMC Corp.	4,482,620
4,834	Equinix, Inc. (REIT)	1,295,850
6,175	F5 Networks, Inc.*	776,136
179,699	Facebook, Inc., Class A*	14,230,364
24,402	Fidelity National Information Services, Inc.	1,530,005
6,439	First Solar, Inc.*	320,083
20,432	Fiserv, Inc.*	1,637,625
11,966	FLIR Systems, Inc.	365,561
24,445	Google, Inc., Class A*	13,330,347
24,563	Google, Inc., Class C*	13,070,218
10,548	Harris Corp.	835,613
155,585	Hewlett-Packard Co.	5,196,539
405,408	Intel Corp.	13,970,360
78,688	International Business Machines Corp.	13,349,419
23,688	Intuit, Inc.	2,467,105
31,007	Juniper Networks, Inc.	861,995
13,924	KLA-Tencor Corp.	830,706
13,638	Lam Research Corp.	1,121,725
20,475	Linear Technology Corp.	979,729
83,563	MasterCard, Inc., Class A	7,709,522
17,244	Microchip Technology, Inc.	847,198
92,219	Micron Technology, Inc.*	2,575,677
702,254	Microsoft Corp.	32,907,622
16,322	Motorola Solutions, Inc.	962,998
26,687	NetApp, Inc.	891,346
44,201	NVIDIA Corp.	978,168
274,412	Oracle Corp.	11,934,178
27,977	Paychex, Inc.	1,382,344
141,204	QUALCOMM, Inc.	9,839,095
15,701	Red Hat, Inc.*	1,213,216
51,794	Salesforce.com, inc.*	3,768,014
18,234	SanDisk Corp.	1,246,841
28,106	Seagate Technology PLC	1,563,818
16,334	Skyworks Solutions, Inc.	1,786,286
58,413	Symantec Corp.	1,438,420
34,773	TE Connectivity Ltd.	2,399,337
12,425	Teradata Corp.*	483,830
89,637	Texas Instruments, Inc.	5,012,501
14,098	Total System Services, Inc.	580,838
9,005	VeriSign, Inc.*	569,026
166,060	Visa, Inc., Class A	11,405,001
18,590	Western Digital Corp.	1,809,922
44,636	Western Union Co. (The)	979,760
89,487	Xerox Corp.	1,021,942
22,379	Xilinx, Inc.	1,061,212
74,524	Yahoo!, Inc.*	3,199,688
		321,935,086
	Materials — 2.7%

16,508	Air Products & Chemicals, Inc.	2,422,714
5,787	Airgas, Inc.	589,927
104,626	Alcoa, Inc.	1,307,825
9,299	Allegheny Technologies, Inc.	302,218
7,746	Avery Dennison Corp.	479,555
11,757	Ball Corp.	834,629
4,101	CF Industries Holdings, Inc.	1,295,424
93,154	Dow Chemical Co. (The)	4,850,529
77,505	E.I. du Pont de Nemours & Co.	5,503,630
12,724	Eastman Chemical Co.	976,821
23,055	Ecolab, Inc.	2,643,256
11,412	FMC Corp.	652,424
89,014	Freeport-McMoRan, Inc.	1,749,125
6,912	International Flavors & Fragrances, Inc.	822,804
36,196	International Paper Co.	1,876,039

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
33,900	LyondellBasell Industries N.V., Class A	$3,427,290
5,292	Martin Marietta Materials, Inc.	788,561
14,333	MeadWestvaco Corp.	724,390
41,370	Monsanto Co.	4,839,463
26,619	Mosaic Co. (The)	1,220,481
42,703	Newmont Mining Corp.	1,163,230
27,311	Nucor Corp.	1,291,810
14,058	Owens-Illinois, Inc.*	335,986
11,646	PPG Industries, Inc.	2,665,653
24,721	Praxair, Inc.	3,037,222
17,989	Sealed Air Corp.	876,064
6,905	Sherwin-Williams Co. (The)	1,989,883
10,223	Sigma-Aldrich Corp.	1,424,064
11,308	Vulcan Materials Co.	1,016,928
		51,107,945
	Telecommunication Services — 1.9%

444,285	AT&T, Inc.	15,345,604
48,492	CenturyLink, Inc.	1,611,874
85,813	Frontier Communications Corp.	441,937
24,550	Level 3 Communications, Inc.*	1,362,034
355,708	Verizon Communications, Inc.	17,586,203
		36,347,652
	Utilities — 2.5%

58,434	AES Corp. (The)	794,702
10,243	AGL Resources, Inc.	515,940
20,770	Ameren Corp.	835,577
41,912	American Electric Power Co., Inc.	2,359,227
36,792	CenterPoint Energy, Inc.	749,453
23,580	CMS Energy Corp.	805,021
25,072	Consolidated Edison, Inc.	1,550,453
50,345	Dominion Resources, Inc.	3,550,329
15,171	DTE Energy Co.	1,201,998
60,568	Duke Energy Corp.	4,586,815
27,890	Edison International	1,695,991
15,449	Entergy Corp.	1,181,385
27,118	Eversource Energy	1,335,562
73,603	Exelon Corp.	2,489,990
36,054	FirstEnergy Corp.	1,286,407
6,808	Integrys Energy Group, Inc.	489,563
37,960	NextEra Energy, Inc.	3,884,826
27,068	NiSource, Inc.	1,277,068
28,907	NRG Energy, Inc.	728,456
21,641	Pepco Holdings, Inc.	589,717
40,780	PG&E Corp.	2,180,507
9,465	Pinnacle West Capital Corp.	576,608
57,093	PPL Corp.	1,981,698
43,330	Public Service Enterprise Group, Inc.	1,847,158
12,234	SCANA Corp.	650,359
19,820	Sempra Energy	2,130,055
77,887	Southern Co. (The)	3,402,883
20,162	TECO Energy, Inc.	380,054
19,304	Wisconsin Energy Corp.	931,997
43,313	Xcel Energy, Inc.	1,474,808
		47,464,607
	Total Common Stocks
	(Cost $1,575,189,065)	1,598,529,913

Principal Amount
	U.S. Government & Agency Securities (a) — 2.8%
	U.S. Treasury Bills
$30,000,000	0.00%, due 06/11/15	$29,999,290
24,115,000	0.00%, due 09/17/15	24,114,083
	Total U.S. Government & Agency Securities (Cost $54,108,683)	54,113,373

	Repurchase Agreements (a)(b) — 5.8%
111,832,287	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $111,832,982	111,832,287
	Total Repurchase Agreements (Cost $111,832,287)	111,832,287

	Total Investment Securities (Cost $1,741,130,035 — 91.7%	1,764,475,573
	Other assets less liabilities — 8.3%	159,302,963
	Net Assets — 100.0%	$1,923,778,536

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $171,917,915.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,622,992
Aggregate gross unrealized depreciation	(74,536,817)
Net unrealized appreciation	$18,086,175
Federal income tax cost of investments	$1,746,389,398

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	916	06/19/15	$96,409,000	$2,388,144

Cash collateral in the amount of $4,634,960 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements(1)

Ultra S&P500® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$46,580,091	11/06/15	Bank of America, N.A.	0.73%	S&P 500®	$4,852,829	$(4,852,829)	$—	$—
64,802,322	01/06/16	Citibank, N.A.	0.50%	S&P 500®	10,571,616	(10,571,616)	—	—
130,550,093	02/08/16	Credit Suisse International	0.63%	S&P 500®	17,876,373	—	(17,876,373)	—
238,241,536	11/06/15	Deutsche Bank AG	0.23%	SPDR® S&P 500® ETF Trust	20,065,044
883,928,684	11/06/15	Deutsche Bank AG	0.35%	S&P 500®	61,675,112
1,122,170,220					81,740,156	—	(81,740,156)	—
26,376,278	01/06/16	Goldman Sachs International	0.55%	S&P 500®	4,536,572
202,136,723	11/07/16	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	11,580,085
228,513,001					16,116,657	(16,116,657)	—	—
310,346,820	11/07/16	Morgan Stanley & Co. International PLC	0.58%	S&P 500®	2,744,453	(2,744,453)	—	—
79,614,293	02/08/16	Societe Generale	0.53%	S&P 500®	6,665,216	—	(6,665,216)	—
170,236,784	01/06/16	UBS AG	0.53%	S&P 500®	10,729,300	(10,729,300)	—	—
$2,152,813,624					$151,296,600

(1)       The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)       Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)       The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)       Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

Ultra MidCap400

Shares		Value
	Common Stocks (a) — 83.6%
	Consumer Discretionary — 11.6%

4,738	Aaron’s, Inc.	$165,972
5,089	Abercrombie & Fitch Co., Class A	104,172
5,368	Advance Auto Parts, Inc.	822,485
4,336	AMC Networks, Inc., Class A*	340,766
12,882	American Eagle Outfitters, Inc.	210,878
3,355	Ann, Inc.*	156,846
7,089	Apollo Education Group, Inc.*	117,536
9,674	Ascena Retail Group, Inc.*	142,982
3,923	Big Lots, Inc.	172,220
4,633	Brinker International, Inc.	255,649
6,813	Brunswick Corp.	347,735
1,390	Buffalo Wild Wings, Inc.*	212,211
3,499	Cabela’s, Inc.*	178,449
3,876	Carter’s, Inc.	400,081
3,410	Cheesecake Factory, Inc. (The)	175,854
11,315	Chico’s FAS, Inc.	187,942
7,643	Cinemark Holdings, Inc.	309,771
5,662	CST Brands, Inc.	225,178
12,095	Dana Holding Corp.	263,308
2,537	Deckers Outdoor Corp.*	172,896
4,214	DeVry Education Group, Inc.	134,047
7,201	Dick’s Sporting Goods, Inc.	386,838
4,083	Domino’s Pizza, Inc.	443,659
5,317	DreamWorks Animation SKG, Inc., Class A*	143,293
7,164	Dunkin’ Brands Group, Inc.	382,271
10,429	Foot Locker, Inc.	659,113
21,672	Gentex Corp.	372,325
325	Graham Holdings Co., Class B	348,075
4,692	Guess?, Inc.	82,298
2,386	HSN, Inc.	160,124
2,051	International Speedway Corp., Class A	76,359
22,378	J.C. Penney Co., Inc.*	192,227
13,168	Jarden Corp.*	698,694
3,405	John Wiley & Sons, Inc., Class A	197,558
9,352	Kate Spade & Co.*	231,743
6,682	KB Home	98,760
2,634	Life Time Fitness, Inc.*	189,385
10,648	Live Nation Entertainment, Inc.*	304,533
22,318	LKQ Corp.*	637,625
2,868	MDC Holdings, Inc.	80,189
2,680	Meredith Corp.	141,504
3,156	Murphy USA, Inc.*	183,774
9,654	New York Times Co. (The), Class A	134,191
282	NVR, Inc.*	383,689
36,026	Office Depot, Inc.*	333,961
1,870	Panera Bread Co., Class A*	340,340
4,478	Polaris Industries, Inc.	640,578
3,883	Rent-A-Center, Inc.	117,461
14,892	Service Corp. International	432,761
5,885	Signet Jewelers Ltd.	761,107
4,507	Sotheby’s	202,049
4,471	Tempur Sealy International, Inc.*	266,427
3,409	Thor Industries, Inc.	208,256
8,036	Time, Inc.	180,890
11,730	Toll Brothers, Inc.*	424,274
3,651	Tupperware Brands Corp.	240,017
4,682	Vista Outdoor, Inc.*	215,793
20,237	Wendy’s Co. (The)	227,464
6,286	Williams-Sonoma, Inc.	494,142
		16,710,725
	Consumer Staples — 3.3%

31,909	Avon Products, Inc.	214,428
666	Boston Beer Co., Inc. (The), Class A*	175,677
9,583	Church & Dwight Co., Inc.	804,685
6,911	Dean Foods Co.	127,301
4,560	Energizer Holdings, Inc.	646,106
13,525	Flowers Foods, Inc.	303,771
7,466	Hain Celestial Group, Inc. (The)*	472,374
5,248	Ingredion, Inc.	430,179
1,425	Lancaster Colony Corp.	127,167
3,842	Post Holdings, Inc.*	166,205
15,151	SUPERVALU, Inc.*	133,783
1,500	Tootsie Roll Industries, Inc.	46,110
3,141	TreeHouse Foods, Inc.*	224,048
3,670	United Natural Foods, Inc.*	246,147
12,803	WhiteWave Foods Co. (The)*	614,928
		4,732,909
	Energy — 3.8%

4,411	Atwood Oceanics, Inc.	135,726
22,644	California Resources Corp.	177,755
25,936	Denbury Resources, Inc.	191,148
5,627	Dresser-Rand Group, Inc.*	476,044
2,846	Dril-Quip, Inc.*	215,101
5,357	Energen Corp.	370,704
6,986	Gulfport Energy Corp.*	301,516
7,229	Helix Energy Solutions Group, Inc.*	113,278
14,392	HollyFrontier Corp.	599,427
21,241	Nabors Industries Ltd.	313,305
7,312	Oceaneering International, Inc.	371,450
3,769	Oil States International, Inc.*	154,077
10,748	Patterson-UTI Energy, Inc.	217,110
20,171	Peabody Energy Corp.	68,178
5,400	Rosetta Resources, Inc.*	126,144
9,143	Rowan Cos. PLC, Class A	196,392
4,952	SM Energy Co.	259,089
11,169	Superior Energy Services, Inc.	257,892
3,441	Tidewater, Inc.	84,442
3,401	Unit Corp.*	107,233
5,185	Western Refining, Inc.	228,036
5,291	World Fuel Services Corp.	264,709
14,964	WPX Energy, Inc.*	192,886
		5,421,642
	Financials — 19.7%

3,333	Alexander & Baldwin, Inc.	136,886
5,287	Alexandria Real Estate Equities, Inc. (REIT)	490,264
1,175	Alleghany Corp.*	558,536
8,234	American Campus Communities, Inc. (REIT)	321,208
5,380	American Financial Group, Inc./OH	341,630
12,092	Arthur J. Gallagher & Co.	585,857
4,568	Aspen Insurance Holdings Ltd.	211,773
10,914	Associated Banc-Corp	207,039
6,289	BancorpSouth, Inc.	152,131
3,205	Bank of Hawaii Corp.	201,178
5,163	Bank of the Ozarks, Inc.	227,017
14,777	BioMed Realty Trust, Inc. (REIT)	301,303
8,638	Brown & Brown, Inc.	279,785
6,365	Camden Property Trust (REIT)	477,248
5,448	Cathay General Bancorp	164,639

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,165	CBOE Holdings, Inc.	$360,776
3,531	City National Corp./CA	325,488
14,694	CNO Financial Group, Inc.	264,492
6,088	Commerce Bancshares, Inc./MO	271,586
8,846	Communications Sales & Leasing, Inc. (REIT)*	230,438
6,791	Corporate Office Properties Trust (REIT)	174,325
8,572	Corrections Corp. of America (REIT)	301,392
4,032	Cullen/Frost Bankers, Inc.	295,989
9,992	Douglas Emmett, Inc. (REIT)	293,565
25,303	Duke Realty Corp. (REIT)	494,927
10,536	East West Bancorp, Inc.	451,994
8,692	Eaton Vance Corp.	352,895
5,685	Equity One, Inc. (REIT)	140,874
3,280	Everest Re Group Ltd.	595,353
8,116	Extra Space Storage, Inc. (REIT)	568,364
5,040	Federal Realty Investment Trust (REIT)	677,729
7,000	Federated Investors, Inc., Class B	243,600
7,911	First American Financial Corp.	282,502
17,191	First Horizon National Corp.	253,739
25,978	First Niagara Financial Group, Inc.	231,464
12,139	FirstMerit Corp.	238,410
13,140	Fulton Financial Corp.	166,352
5,904	Hancock Holding Co.	171,984
3,252	Hanover Insurance Group, Inc. (The)	231,477
7,084	HCC Insurance Holdings, Inc.	405,063
6,820	Highwoods Properties, Inc. (REIT)	286,099
4,242	Home Properties, Inc. (REIT)	315,265
11,005	Hospitality Properties Trust (REIT)	332,241
4,240	International Bancshares Corp.	110,664
10,856	Janus Capital Group, Inc.	197,036
3,291	Jones Lang LaSalle, Inc.	570,100
3,672	Kemper Corp.	131,421
6,340	Kilroy Realty Corp. (REIT)	437,904
5,890	Lamar Advertising Co., Class A (REIT)	357,052
8,287	LaSalle Hotel Properties (REIT)	302,144
10,928	Liberty Property Trust (REIT)	381,824
6,146	Mack-Cali Realty Corp. (REIT)	103,867
2,670	Mercury General Corp.	148,666
5,527	Mid-America Apartment Communities, Inc. (REIT)	422,208
8,248	MSCI, Inc.	511,788
9,704	National Retail Properties, Inc. (REIT)	363,997
32,484	New York Community Bancorp, Inc.	576,266
17,680	Old Republic International Corp.	273,333
11,591	Omega Healthcare Investors, Inc. (REIT)	417,624
7,106	PacWest Bancorp	318,988
2,980	Potlatch Corp. (REIT)	108,114
3,834	Primerica, Inc.	169,578
4,421	Prosperity Bancshares, Inc.	236,833
9,327	Raymond James Financial, Inc.	542,085
9,291	Rayonier, Inc. (REIT)	239,894
6,909	Regency Centers Corp. (REIT)	436,234
5,048	Reinsurance Group of America, Inc.	472,240
3,359	RenaissanceRe Holdings Ltd.	342,988
9,551	SEI Investments Co.	456,920
17,247	Senior Housing Properties Trust (REIT)	345,112
3,693	Signature Bank/NY*	515,727
31,081	SLM Corp.*	318,891
3,093	StanCorp Financial Group, Inc.	229,562
4,866	Stifel Financial Corp.*	259,163
3,740	SVB Financial Group*	504,563
9,991	Synovus Financial Corp.	289,939
6,929	Tanger Factory Outlet Centers, Inc. (REIT)	233,022
4,647	Taubman Centers, Inc. (REIT)	344,017
12,079	TCF Financial Corp.	190,123
4,956	Trustmark Corp.	118,201
18,992	UDR, Inc. (REIT)	618,380
16,175	Umpqua Holdings Corp.	284,518
6,775	Urban Edge Properties (REIT)	146,340
16,211	Valley National Bancorp	158,544
7,387	W. R. Berkley Corp.	361,963
6,133	Waddell & Reed Financial, Inc., Class A	293,035
7,196	Washington Federal, Inc.	159,032
6,644	Webster Financial Corp.	251,741
8,272	Weingarten Realty Investors (REIT)	279,015
13,586	WP GLIMCHER, Inc. (REIT)	191,155
		28,336,688
	Health Care — 7.3%

5,770	Akorn, Inc.*	264,843
5,332	Align Technology, Inc.*	323,492
12,455	Allscripts Healthcare Solutions, Inc.*	175,242
1,517	Bio-Rad Laboratories, Inc., Class A*	219,009
2,725	Bio-Techne Corp.	275,906
8,721	Centene Corp.*	657,040
3,474	Charles River Laboratories International, Inc.*	251,309
8,567	Community Health Systems, Inc.*	473,841
3,544	Cooper Cos., Inc. (The)	644,193
3,416	Halyard Health, Inc.*	141,491
5,644	Health Net, Inc.*	351,283
4,147	Hill-Rom Holdings, Inc.	213,819
6,485	HMS Holdings Corp.*	110,504
17,876	Hologic, Inc.*	639,425
3,459	IDEXX Laboratories, Inc.*	469,040
3,244	LifePoint Health, Inc.*	244,241
7,052	MEDNAX, Inc.*	501,961
2,064	Mettler-Toledo International, Inc.*	670,140
7,128	Omnicare, Inc.	679,227
4,628	Owens & Minor, Inc.	154,205
10,316	ResMed, Inc.	606,787
4,078	Sirona Dental Systems, Inc.*	402,580
4,373	STERIS Corp.	292,248
3,042	Teleflex, Inc.	391,627
3,971	Thoratec Corp.*	180,244
3,425	United Therapeutics Corp.*	629,241
6,025	VCA, Inc.*	316,072
3,226	WellCare Health Plans, Inc.*	276,371
		10,555,381
	Industrials — 13.0%

5,510	A. O. Smith Corp.	393,304

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,183	Acuity Brands, Inc.	$561,768
11,411	AECOM*	376,905
5,905	AGCO Corp.	299,856
9,636	Alaska Air Group, Inc.	622,871
7,777	B/E Aerospace, Inc.	445,933
4,784	Carlisle Cos., Inc.	474,334
2,457	CEB, Inc.	207,838
3,685	CLARCOR, Inc.	227,033
3,935	Clean Harbors, Inc.*	221,698
4,226	Con-way, Inc.	171,026
8,352	Copart, Inc.*	288,979
3,587	Crane Co.	217,121
3,662	Deluxe Corp.	233,745
9,320	Donaldson Co., Inc.	332,351
2,283	Esterline Technologies Corp.*	246,952
11,646	Fortune Brands Home & Security, Inc.	534,086
3,037	FTI Consulting, Inc.*	119,354
3,251	GATX Corp.	181,113
3,763	Genesee & Wyoming, Inc., Class A*	309,845
4,330	Graco, Inc.	314,315
2,646	Granite Construction, Inc.	94,859
5,878	Harsco Corp.	94,695
4,366	Herman Miller, Inc.	120,938
3,242	HNI Corp.	157,205
3,951	Hubbell, Inc., Class B	426,827
3,545	Huntington Ingalls Industries, Inc.	439,545
5,742	IDEX Corp.	443,627
6,679	ITT Corp.	285,060
6,756	J.B. Hunt Transport Services, Inc.	567,639
19,165	JetBlue Airways Corp.*	386,366
10,629	KBR, Inc.	203,545
5,810	Kennametal, Inc.	209,509
4,088	Kirby Corp.*	313,590
3,851	KLX, Inc.*	168,828
3,288	Landstar System, Inc.	215,035
3,017	Lennox International, Inc.	339,714
5,701	Lincoln Electric Holdings, Inc.	383,164
5,747	ManpowerGroup, Inc.	486,484
2,309	MSA Safety, Inc.	103,212
3,724	MSC Industrial Direct Co., Inc., Class A	258,334
4,204	Nordson Corp.	340,146
7,858	NOW, Inc.*	181,677
4,982	Old Dominion Freight Line, Inc.*	338,826
4,352	Orbital ATK, Inc.	332,928
5,735	Oshkosh Corp.	287,668
14,665	R.R. Donnelley & Sons Co.	281,275
3,281	Regal Beloit Corp.	256,541
7,062	Rollins, Inc.	175,279
3,008	SPX Corp.	223,524
2,588	Teledyne Technologies, Inc.*	262,242
7,795	Terex Corp.	192,770
5,468	Timken Co. (The)	213,799
5,106	Towers Watson & Co., Class A	704,373
11,425	Trinity Industries, Inc.	342,636
3,703	Triumph Group, Inc.	246,953
1,761	Valmont Industries, Inc.	219,156
7,071	Wabtec Corp.	709,221
9,100	Waste Connections, Inc.	441,623
2,006	Watsco, Inc.	252,595
3,280	Werner Enterprises, Inc.	90,266
4,247	Woodward, Inc.	216,342
		18,788,443
	Information Technology — 14.6%

7,673	3D Systems Corp.*	167,809
8,505	ACI Worldwide, Inc.*	202,504
5,672	Acxiom Corp.*	93,985
46,211	Advanced Micro Devices, Inc.*	105,361
3,304	Advent Software, Inc.	144,583
6,607	ANSYS, Inc.*	588,023
5,755	AOL, Inc.*	287,808
9,695	ARRIS Group, Inc.*	320,032
7,020	Arrow Electronics, Inc.*	426,746
30,551	Atmel Corp.	270,987
10,009	Avnet, Inc.	440,496
3,121	Belden, Inc.	263,475
8,871	Broadridge Financial Solutions, Inc.	480,631
21,455	Cadence Design Systems, Inc.*	424,594
11,809	CDK Global, Inc.	629,302
8,598	Ciena Corp.*	207,384
6,352	Cognex Corp.*	320,585
3,098	CommVault Systems, Inc.*	137,644
7,269	Convergys Corp.	180,489
6,590	CoreLogic, Inc.*	256,878
8,193	Cree, Inc.*	248,084
23,325	Cypress Semiconductor Corp.*	320,252
4,749	Diebold, Inc.	162,321
2,097	DST Systems, Inc.	248,285
2,847	FactSet Research Systems, Inc.	470,239
2,307	Fair Isaac Corp.	202,370
8,594	Fairchild Semiconductor International, Inc.*	171,192
3,069	FEI Co.	250,430
10,411	Fortinet, Inc.*	417,065
6,094	Gartner, Inc.*	533,103
4,922	Global Payments, Inc.	513,758
8,032	Informatica Corp.*	388,749
11,468	Ingram Micro, Inc., Class A*	307,457
10,884	Integrated Device Technology, Inc.*	257,461
2,726	InterDigital, Inc.	159,825
9,579	Intersil Corp., Class A	129,317
2,614	IPG Photonics Corp.*	247,912
2,809	Itron, Inc.*	100,815
14,182	Jabil Circuit, Inc.	348,452
6,002	Jack Henry & Associates, Inc.	390,610
17,078	JDS Uniphase Corp.*	218,940
12,364	Keysight Technologies, Inc.*	406,281
6,244	Knowles Corp.*	120,821
4,566	Leidos Holdings, Inc.	194,055
4,455	Lexmark International, Inc., Class A	204,841
4,834	MAXIMUS, Inc.	315,999
7,181	Mentor Graphics Corp.	187,496
7,430	National Instruments Corp.	222,231
12,381	NCR Corp.*	372,049
4,089	NeuStar, Inc., Class A*	111,711
3,156	Plantronics, Inc.	174,117
9,848	Polycom, Inc.*	132,653
8,435	PTC, Inc.*	348,112
10,897	Qorvo, Inc.*	895,189
8,619	Rackspace Hosting, Inc.*	345,536
6,748	Rovi Corp.*	113,096
2,884	Science Applications International Corp.	152,852
4,899	Semtech Corp.*	104,643
2,876	Silicon Laboratories, Inc.*	159,445

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,870	SolarWinds, Inc.*	$231,082
4,932	Solera Holdings, Inc.	243,296
18,496	SunEdison, Inc.*	554,325
11,280	Synopsys, Inc.*	562,759
2,808	Tech Data Corp.*	177,241
15,984	Teradyne, Inc.	338,062
19,023	Trimble Navigation Ltd.*	445,899
2,465	Tyler Technologies, Inc.*	299,448
2,100	Ultimate Software Group, Inc. (The)*	339,759
8,348	VeriFone Systems, Inc.*	318,643
9,965	Vishay Intertechnology, Inc.	129,744
2,847	WEX, Inc.*	322,821
3,737	Zebra Technologies Corp., Class A*	409,725
		20,969,884
	Materials — 6.3%

8,232	Albemarle Corp.	495,155
4,575	AptarGroup, Inc.	291,748
4,677	Ashland, Inc.	595,850
7,154	Bemis Co., Inc.	328,655
4,677	Cabot Corp.	193,955
3,860	Carpenter Technology Corp.	157,642
8,618	Commercial Metals Co.	138,491
2,467	Compass Minerals International, Inc.	212,557
5,232	Cytec Industries, Inc.	316,484
4,679	Domtar Corp.	202,226
3,690	Eagle Materials, Inc.	308,041
2,490	Greif, Inc., Class A	95,093
10,449	Louisiana-Pacific Corp.*	189,022
2,547	Minerals Technologies, Inc.	171,439
776	NewMarket Corp.	357,278
5,680	Olin Corp.	166,083
7,222	Packaging Corp. of America	499,618
6,540	PolyOne Corp.	254,341
5,692	Reliance Steel & Aluminum Co.	363,150
10,270	Rock-Tenn Co., Class A	668,988
4,786	Royal Gold, Inc.	309,989
9,817	RPM International, Inc.	491,144
3,260	Scotts Miracle-Gro Co. (The), Class A	199,708
3,488	Sensient Technologies Corp.	236,138
3,059	Silgan Holdings, Inc.	166,226
7,390	Sonoco Products Co.	332,698
17,727	Steel Dynamics, Inc.	386,626
2,759	TimkenSteel Corp.	82,080
10,691	United States Steel Corp.	260,860
5,486	Valspar Corp. (The)	457,861
3,695	Worthington Industries, Inc.	100,541
		9,029,687
	Telecommunication Services — 0.2%

7,207	Telephone & Data Systems, Inc.	213,976
7,372	Windstream Holdings, Inc.	59,971
		273,947
	Utilities — 3.8%

8,142	Alliant Energy Corp.	499,105
12,978	Aqua America, Inc.	341,581
7,399	Atmos Energy Corp.	399,694
3,279	Black Hills Corp.	156,671
4,438	Cleco Corp.	240,761
11,315	Great Plains Energy, Inc.	294,982
7,539	Hawaiian Electric Industries, Inc.	230,241
3,689	IDACORP, Inc.	219,385
14,270	MDU Resources Group, Inc.	298,814
6,185	National Fuel Gas Co.	397,386
14,641	OGE Energy Corp.	461,191
3,827	ONE Gas, Inc.	169,651
5,846	PNM Resources, Inc.	155,445
12,881	Questar Corp.	292,399
12,682	UGI Corp.	474,307
6,062	Vectren Corp.	258,059
9,698	Westar Energy, Inc.	355,626
3,649	WGL Holdings, Inc.	209,963
		5,455,261
	Total Common Stocks (Cost $123,576,386)	120,274,567

Principal Amount
	U.S. Government & Agency Securities (a) — 23.7%
	U.S. Treasury Bills
$15,000,000	0.00%, due 06/25/15	14,999,340
10,000,000	0.00%, due 07/02/15	9,999,569
9,183,000	0.00%, due 09/17/15	9,182,651
	Total U.S. Government & Agency Securities (Cost $34,179,774)	34,181,560

	Repurchase Agreements (a)(b) — 20.2%
29,014,825	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $29,015,005	29,014,825
	Total Repurchase Agreements (Cost $29,014,825)	29,014,825

	Total Investment Securities (Cost $186,770,985) — 127.5%	183,470,952
	Liabilities in excess of other assets — (27.5)%	(39,606,570)
	Net Assets — 100.0%	$143,864,382

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $102,016,504.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,996,323
Aggregate gross unrealized depreciation	(8,629,598)
Net unrealized depreciation	$(3,633,275)
Federal income tax cost of investments	$187,104,227

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	167	06/19/15	$25,425,750	$742,088

Cash collateral in the amount of $1,230,790 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements(1)

Ultra MidCap400 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$25,824,563	11/07/16	Bank of America, N.A.	0.33%	S&P MidCap 400®	$917,835	$(917,835)	$—	$—
10,035,115	02/08/16	Citibank, N.A.	0.35%	S&P MidCap 400®	969,792	(969,792)	—	—
3,085,844	11/06/15	Credit Suisse International	0.48%	S&P MidCap 400®	(5,003,569)	4,810,832	192,737	—
29,934,689	11/06/15	Deutsche Bank AG	0.15%	SPDR® S&P MidCap 400® ETF Trust	(14,110,434)
44,471,116	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	(32,788,896)
74,405,805					(46,899,330)	45,502,440	1,396,890	—
4,546,589	12/07/15	Goldman Sachs International	0.30%	SPDR® S&P MidCap 400® ETF Trust	462,977
6,844,410	12/07/15	Goldman Sachs International	0.55%	S&P MidCap 400®	243,646
11,390,999					706,623	(706,623)	—	—
6,219,657	11/06/15	Morgan Stanley & Co. International PLC	0.38%	S&P MidCap 400®	3,614,880	(3,614,880)	—	—
4,255,760	11/06/15	Societe Generale	0.48%	S&P MidCap 400®	3,867,881	—	(3,867,881)	—
6,759,200	11/07/16	UBS AG	0.48%	S&P MidCap 400®	481,057	(481,057)	—	—
$141,976,943					$(41,344,831)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

Ultra Russell2000

Shares		Value
	Common Stocks (a) — 87.6%
	Consumer Discretionary — 12.0%

2,504	1-800-Flowers.com, Inc., Class A*	$23,813
1,034	2U, Inc.*	28,704
1,895	A.H. Belo Corp., Class A	11,010
7,924	Aeropostale, Inc.*	14,976
2,121	AMC Entertainment Holdings, Inc., Class A	61,318
6,817	American Axle & Manufacturing Holdings, Inc.*	171,175
19,589	American Eagle Outfitters, Inc.	320,672
1,761	American Public Education, Inc.*	42,563
784	America’s Car-Mart, Inc.*	41,599
4,718	Ann, Inc.*	220,566
1,299	Arctic Cat, Inc.	42,971
2,775	Asbury Automotive Group, Inc.*	236,208
1,398	Ascent Capital Group, Inc., Class A*	56,381
4,133	Barnes & Noble, Inc.*	97,208
2,692	Beazer Homes USA, Inc.*	49,317
3,160	bebe stores, inc.	8,216
9,733	Belmond Ltd., Class A*	118,743
1,859	Big 5 Sporting Goods Corp.	27,011
174	Biglari Holdings, Inc.*	61,472
2,188	BJ’s Restaurants, Inc.*	100,167
2,291	Black Diamond, Inc.*	21,215
7,777	Bloomin’ Brands, Inc.	174,671
1,220	Blue Nile, Inc.*	33,684
2,488	Bob Evans Farms, Inc.	114,274
1,472	Bon-Ton Stores, Inc. (The)	8,611
582	Boot Barn Holdings, Inc.*	14,236
7,813	Boyd Gaming Corp.*	111,804
1,528	Bravo Brio Restaurant Group, Inc.*	20,475
1,664	Bridgepoint Education, Inc.*	15,475
2,904	Bright Horizons Family Solutions, Inc.*	161,666
9,343	Brunswick Corp.	476,867
2,841	Buckle, Inc. (The)	120,970
1,904	Buffalo Wild Wings, Inc.*	290,684
1,242	Build-A-Bear Workshop, Inc.*	19,984
2,887	Burlington Stores, Inc.*	152,347
4,605	Caesars Acquisition Co., Class A*	33,847
5,166	Caesars Entertainment Corp.*	48,354
4,399	Caleres, Inc.	136,061
7,812	Callaway Golf Co.	73,745
1,101	Capella Education Co.	58,650
6,773	Career Education Corp.*	25,534
2,438	Carmike Cinemas, Inc.*	67,850
1,616	Carriage Services, Inc.	40,206
3,548	Carrols Restaurant Group, Inc.*	35,551
2,762	Cato Corp. (The), Class A	102,995
891	Cavco Industries, Inc.*	64,624
7,110	Central European Media Enterprises Ltd., Class A*	16,495
403	Century Communities, Inc.*	8,322
5,032	Cheesecake Factory, Inc. (The)	259,500
7,422	Chegg, Inc.*	56,481
2,091	Children’s Place, Inc. (The)	136,751
3,670	Christopher & Banks Corp.*	21,066
1,353	Churchill Downs, Inc.	168,692
1,656	Chuy’s Holdings, Inc.*	43,039
7,710	Cinedigm Corp., Class A*	6,751
1,570	Citi Trends, Inc.*	37,758
2,207	ClubCorp Holdings, Inc.	50,165
695	Collectors Universe, Inc.	14,859
2,767	Columbia Sportswear Co.	155,090
2,790	Conn’s, Inc.*	103,202
1,734	Container Store Group, Inc. (The)*	31,836
5,855	Cooper Tire & Rubber Co.	214,937
1,379	Cooper-Standard Holding, Inc.*	86,284
2,321	Core-Mark Holding Co., Inc.	124,661
1,923	Cracker Barrel Old Country Store, Inc.	271,297
7,842	Crocs, Inc.*	117,944
3,494	Crown Media Holdings, Inc., Class A*	14,256
937	CSS Industries, Inc.	25,852
882	Culp, Inc.	23,241
14,558	Cumulus Media, Inc., Class A*	34,357
109	Daily Journal Corp.*	22,280
17,069	Dana Holding Corp.	371,592
682	Dave & Buster’s Entertainment, Inc.*	21,572
2,381	Del Frisco’s Restaurant Group, Inc.*	44,287
8,775	Denny’s Corp.*	91,523
1,381	Destination Maternity Corp.	15,177
3,525	Destination XL Group, Inc.*	17,096
1,498	Dex Media, Inc.*	1,258
3,564	Diamond Resorts International, Inc.*	110,840
1,677	DineEquity, Inc.	163,675
1,508	Dixie Group, Inc. (The)*	14,628
2,723	Dorman Products, Inc.*	127,055
2,381	Drew Industries, Inc.	146,193
5,483	E.W. Scripps Co. (The), Class A	128,467
828	El Pollo Loco Holdings, Inc.*	17,173
1,520	Empire Resorts, Inc.*	7,129
2,488	Entercom Communications Corp., Class A*	28,313
5,826	Entravision Communications Corp., Class A	39,325
2,241	Eros International PLC*	44,708
998	Escalade, Inc.	18,243
2,544	Ethan Allen Interiors, Inc.	63,854
4,303	EVINE Live, Inc.*	14,243
8,489	Express, Inc.*	149,746
471	Famous Dave’s of America, Inc.*	9,802
3,272	Federal-Mogul Holdings Corp.*	40,671
2,699	Fiesta Restaurant Group, Inc.*	125,584
4,862	Finish Line, Inc. (The), Class A	127,239
5,468	Five Below, Inc.*	181,811
493	Flexsteel Industries, Inc.	18,621
1,126	Fox Factory Holding Corp.*	18,365
4,253	Francesca’s Holdings Corp.*	66,645
3,713	Fred’s, Inc., Class A	65,052
1,908	FTD Cos., Inc.*	52,527
1,330	Fuel Systems Solutions, Inc.*	10,866
3,867	G-III Apparel Group Ltd.*	219,878
1,511	Gaiam, Inc., Class A*	9,942
2,417	Genesco, Inc.*	159,981
3,554	Gentherm, Inc.*	182,178
4,071	Global Eagle Entertainment, Inc.*	55,243
4,700	Grand Canyon Education, Inc.*	200,737
6,172	Gray Television, Inc.*	98,505
2,439	Group 1 Automotive, Inc.	200,754
6,193	Guess?, Inc.	108,625
579	Habit Restaurants, Inc. (The), Class A*	20,340

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,960	Harte-Hanks, Inc.	$31,050
2,030	Haverty Furniture Cos., Inc.	42,650
2,881	Helen of Troy Ltd.*	252,059
842	Hemisphere Media Group, Inc.*	10,331
1,212	hhgregg, Inc.*	4,666
2,610	Hibbett Sports, Inc.*	121,495
10,983	Houghton Mifflin Harcourt Co.*	289,732
11,764	Hovnanian Enterprises, Inc., Class A*	38,115
3,344	HSN, Inc.	224,416
4,848	Iconix Brand Group, Inc.*	125,175
765	Ignite Restaurant Group, Inc.*	2,830
863	Installed Building Products, Inc.*	18,503
2,805	International Speedway Corp., Class A	104,430
4,002	Interval Leisure Group, Inc.	104,132
1,354	Intrawest Resorts Holdings, Inc.*	17,006
2,970	iRobot Corp.*	94,891
2,183	Isle of Capri Casinos, Inc.*	31,020
2,355	ITT Educational Services, Inc.*	10,291
3,766	Jack in the Box, Inc.	326,926
1,880	JAKKS Pacific, Inc.*	14,438
1,612	Jamba, Inc.*	24,680
503	Johnson Outdoors, Inc., Class A	12,057
1,667	Journal Media Group, Inc.	13,353
3,465	K12, Inc.*	47,436
8,438	KB Home	124,714
1,474	Kirkland’s, Inc.*	38,722
6,564	Krispy Kreme Doughnuts, Inc.*	114,148
4,462	La Quinta Holdings, Inc.*	110,925
1,661	Lands’ End, Inc.*	48,850
5,274	La-Z-Boy, Inc.	139,919
6,579	LeapFrog Enterprises, Inc.*	13,355
5,400	Lee Enterprises, Inc.*	16,254
1,441	LGI Homes, Inc.*	27,163
2,164	Libbey, Inc.	85,478
384	Liberty Tax, Inc.	9,132
4,118	Life Time Fitness, Inc.*	296,084
8,110	LifeLock, Inc.*	123,434
1,050	Lifetime Brands, Inc.	15,257
2,300	Lithia Motors, Inc., Class A	244,835
1,320	Loral Space & Communications, Inc.*	88,163
2,764	Lumber Liquidators Holdings, Inc.*	56,386
2,465	M/I Homes, Inc.*	57,361
843	Malibu Boats, Inc., Class A*	17,678
1,811	Marcus Corp. (The)	35,496
1,068	Marine Products Corp.	6,590
2,498	MarineMax, Inc.*	59,752
2,703	Marriott Vacations Worldwide Corp.	238,621
3,012	Martha Stewart Living Omnimedia, Inc., Class A*	15,662
1,510	Mattress Firm Holding Corp.*	89,211
6,155	McClatchy Co. (The), Class A*	6,709
3,934	MDC Holdings, Inc.	109,995
4,279	MDC Partners, Inc., Class A	90,715
8,028	Media General, Inc.*	132,944
4,832	Men’s Wearhouse, Inc. (The)	280,304
3,619	Meredith Corp.	191,083
3,941	Meritage Homes Corp.*	172,852
1,153	Metaldyne Performance Group, Inc.	21,907
4,802	Modine Manufacturing Co.*	53,734
958	Monarch Casino & Resort, Inc.*	18,566
3,175	Monro Muffler Brake, Inc.	187,357
2,942	Morgans Hotel Group Co.*	20,182
1,798	Motorcar Parts of America, Inc.*	51,728
1,749	Movado Group, Inc.	45,754
458	NACCO Industries, Inc., Class A	26,207
317	Nathan’s Famous, Inc.	12,382
6,130	National CineMedia, Inc.	97,651
3,142	Nautilus, Inc.*	66,359
845	New Home Co., Inc. (The)*	13,233
4,480	New Media Investment Group, Inc.	98,650
2,952	New York & Co., Inc.*	7,498
13,941	New York Times Co. (The), Class A	193,780
3,085	Nexstar Broadcasting Group, Inc., Class A	175,506
1,158	Noodles & Co.*	16,814
2,900	Nutrisystem, Inc.	66,004
53,880	Office Depot, Inc.*	499,468
5,198	Orbitz Worldwide, Inc.*	58,581
1,906	Outerwall, Inc.	146,114
1,170	Overstock.com, Inc.*	25,307
1,465	Oxford Industries, Inc.	111,150
5,003	Pacific Sunwear of California, Inc.*	7,755
3,085	Papa John’s International, Inc.	211,970
588	Papa Murphy’s Holdings, Inc.*	10,102
7,919	Penn National Gaming, Inc.*	131,693
5,364	Pep Boys-Manny Moe & Jack (The)*	54,337
1,224	Perry Ellis International, Inc.*	30,061
2,034	PetMed Express, Inc.	33,947
9,525	Pier 1 Imports, Inc.	121,063
6,005	Pinnacle Entertainment, Inc.*	222,005
4,546	Pool Corp.	301,309
2,383	Popeyes Louisiana Kitchen, Inc.*	132,519
1,505	Potbelly Corp.*	21,145
13,685	Quiksilver, Inc.*	18,748
2,328	Radio One, Inc., Class D*	8,195
1,333	ReachLocal, Inc.*	3,826
1,741	Reading International, Inc., Class A*	23,277
1,440	Red Robin Gourmet Burgers, Inc.*	120,082
4,398	Regis Corp.*	71,072
3,102	Remy International, Inc.	68,554
5,320	Rent-A-Center, Inc.	160,930
1,000	Rentrak Corp.*	67,910
3,141	Restoration Hardware Holdings, Inc.*	285,705
6,191	Ruby Tuesday, Inc.*	38,632
3,630	Ruth’s Hospitality Group, Inc.	53,470
4,727	Ryland Group, Inc. (The)	198,865
364	Saga Communications, Inc., Class A	14,385
1,098	Salem Media Group, Inc.	5,161
2,673	Scholastic Corp.	118,815
5,107	Scientific Games Corp., Class A*	77,729
1,169	Sears Hometown and Outlet Stores, Inc.*	8,241
5,468	Select Comfort Corp.*	170,328
1,701	Sequential Brands Group, Inc.*	23,763
4,452	SFX Entertainment, Inc.*	21,681
579	Shake Shack, Inc., Class A*	47,947
836	Shiloh Industries, Inc.*	8,193
1,525	Shoe Carnival, Inc.	42,137

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,882	Shutterfly, Inc.*	$180,513
6,919	Sinclair Broadcast Group, Inc., Class A	207,847
2,220	Sizmek, Inc.*	15,518
3,939	Skechers U.S.A., Inc., Class A*	417,022
2,009	Skullcandy, Inc.*	15,068
5,536	Smith & Wesson Holding Corp.*	81,435
4,016	Sonic Automotive, Inc., Class A	93,372
5,476	Sonic Corp.	165,047
6,139	Sotheby’s	275,211
3,473	Spartan Motors, Inc.	15,837
1,173	Speedway Motorsports, Inc.	25,712
981	Sportsman’s Warehouse Holdings, Inc.*	9,506
3,193	Stage Stores, Inc.	51,695
1,995	Standard Motor Products, Inc.	70,164
14,586	Standard Pacific Corp.*	120,189
2,797	Stein Mart, Inc.	29,704
1,294	Steiner Leisure Ltd.*	63,484
5,872	Steven Madden Ltd.*	221,844
2,846	Stoneridge, Inc.*	33,953
349	Strattec Security Corp.	24,084
1,093	Strayer Education, Inc.*	50,092
1,955	Sturm Ruger & Co., Inc.	105,062
2,379	Superior Industries International, Inc.	45,891
1,140	Systemax, Inc.*	9,519
6,134	Tenneco, Inc.*	360,188
7,024	Texas Roadhouse, Inc.	245,980
2,826	Tile Shop Holdings, Inc.*	35,240
1,068	Tilly’s, Inc., Class A*	10,296
11,110	Time, Inc.	250,086
2,076	Tower International, Inc.*	57,111
899	Townsquare Media, Inc., Class A*	11,750
3,023	Travelport Worldwide Ltd.	46,222
14,767	TRI Pointe Homes, Inc.*	212,940
4,380	Tuesday Morning Corp.*	56,152
5,103	Tumi Holdings, Inc.*	98,488
707	Turtle Beach Corp.*	1,280
788	UCP, Inc., Class A*	6,438
1,477	Unifi, Inc.*	48,032
1,603	Universal Electronics, Inc.*	83,067
2,184	Universal Technical Institute, Inc.	18,346
3,642	Vail Resorts, Inc.	377,821
2,197	Vera Bradley, Inc.*	29,747
1,126	Vince Holding Corp.*	17,926
3,101	Vitamin Shoppe, Inc.*	123,110
1,962	VOXX International Corp.*	16,775
1,275	Wayfair, Inc., Class A*	38,110
1,181	WCI Communities, Inc.*	27,458
2,790	Weight Watchers International, Inc.*	15,289
1,762	West Marine, Inc.*	16,774
665	Weyco Group, Inc.	18,627
1,768	William Lyon Homes, Class A*	40,010
191	Winmark Corp.	17,559
2,745	Winnebago Industries, Inc.	59,649
10,219	Wolverine World Wide, Inc.	300,234
2,996	World Wrestling Entertainment, Inc., Class A	42,843
617	Zoe’s Kitchen, Inc.*	19,547
2,090	Zumiez, Inc.*	62,407
		24,875,278
	Consumer Staples — 2.7%

4,541	22nd Century Group, Inc.*	4,859
293	Alico, Inc.	14,457
8,882	Alliance One International, Inc.*	12,080
2,841	Andersons, Inc. (The)	125,970
5,840	B&G Foods, Inc.	180,690
840	Boston Beer Co., Inc. (The), Class A*	221,575
6,136	Boulder Brands, Inc.*	56,574
1,451	Calavo Growers, Inc.	73,203
3,127	Cal-Maine Foods, Inc.	177,270
3,878	Casey’s General Stores, Inc.	338,123
4,352	Central Garden & Pet Co., Class A*	42,476
1,812	Chefs’ Warehouse, Inc. (The)*	33,975
469	Coca-Cola Bottling Co. Consolidated	53,264
1,107	Craft Brew Alliance, Inc.*	11,911
16,582	Darling Ingredients, Inc.*	260,337
9,418	Dean Foods Co.	173,480
2,194	Diamond Foods, Inc.*	62,441
1,753	Diplomat Pharmacy, Inc.*	67,753
2,609	Elizabeth Arden, Inc.*	36,709
1,865	Fairway Group Holdings Corp.*	8,430
753	Farmer Bros Co.*	18,486
2,193	Female Health Co. (The)*	5,219
3,402	Fresh Del Monte Produce, Inc.	128,051
4,314	Fresh Market, Inc. (The)*	136,969
1,207	Freshpet, Inc.*	23,947
8,378	HRG Group, Inc.*	109,919
1,187	Ingles Markets, Inc., Class A	58,021
1,676	Inter Parfums, Inc.	56,029
1,542	Inventure Foods, Inc.*	14,649
1,501	J&J Snack Foods Corp.	161,808
833	John B. Sanfilippo & Son, Inc.	42,158
1,864	Lancaster Colony Corp.	166,343
2,698	Landec Corp.*	38,554
3,174	Liberator Medical Holdings, Inc.	8,316
472	Lifeway Foods, Inc.*	8,430
1,128	Limoneira Co.	24,410
1,215	Medifast, Inc.*	39,111
1,150	National Beverage Corp.*	23,805
900	Natural Grocers by Vitamin Cottage, Inc.*	21,789
1,095	Nature’s Sunshine Products, Inc.	14,049
872	Nutraceutical International Corp.*	19,132
492	Oil-Dri Corp. of America	15,291
2,106	Omega Protein Corp.*	28,957
953	Orchids Paper Products Co.	21,442
5,274	Post Holdings, Inc.*	228,153
1,886	PriceSmart, Inc.	153,784
1,145	Revlon, Inc., Class A*	42,262
3,956	Roundy’s, Inc.*	13,806
2,325	Sanderson Farms, Inc.	189,557
29	Seaboard Corp.*	99,470
823	Seneca Foods Corp., Class A*	23,209
1,355	Smart & Final Stores, Inc.*	22,900
4,797	Snyder’s-Lance, Inc.	143,286
3,801	SpartanNash Co.	118,819
20,426	SUPERVALU, Inc.*	180,362
1,743	Synutra International, Inc.*	11,608
1,952	Tootsie Roll Industries, Inc.	60,004
4,238	TreeHouse Foods, Inc.*	302,297
5,000	United Natural Foods, Inc.*	335,350
2,340	Universal Corp.	120,487
574	USANA Health Sciences, Inc.*	73,524
7,605	Vector Group Ltd.	168,147

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
680	Village Super Market, Inc., Class A	$21,774
1,509	WD-40 Co.	127,314
1,110	Weis Markets, Inc.	47,919
		5,624,494
	Energy — 3.0%

9,312	Abraxas Petroleum Corp.*	27,284
215	Adams Resources & Energy, Inc.	9,224
2,638	Alon USA Energy, Inc.	46,508
22,303	Alpha Natural Resources, Inc.*	11,087
2,727	Amyris, Inc.*	5,427
3,967	Approach Resources, Inc.*	27,809
21,389	Arch Coal, Inc.*	10,481
1,819	Ardmore Shipping Corp.	21,137
567	Aspen Aerogels, Inc.*	3,912
3,203	Basic Energy Services, Inc.*	27,898
5,008	Bill Barrett Corp.*	44,221
3,967	Bonanza Creek Energy, Inc.*	82,434
3,586	Bristow Group, Inc.	207,988
4,639	C&J Energy Services Ltd.*	69,724
6,643	Callon Petroleum Co.*	52,214
1,989	CARBO Ceramics, Inc.	84,831
5,172	Carrizo Oil & Gas, Inc.*	259,428
3,380	CHC Group Ltd.*	4,495
593	Clayton Williams Energy, Inc.*	30,623
7,071	Clean Energy Fuels Corp.*	52,962
6,139	Cloud Peak Energy, Inc.*	35,422
4,820	Comstock Resources, Inc.	17,063
1,754	Contango Oil & Gas Co.*	24,170
5,980	Delek U.S. Holdings, Inc.	226,403
9,321	DHT Holdings, Inc.	73,543
4,805	Diamondback Energy, Inc.	373,877
737	Dorian LPG Ltd.*	10,207
3,053	Eclipse Resources Corp.*	19,234
397	Emerald Oil, Inc.*	2,387
9,445	Energy XXI Ltd.	32,680
2,050	Era Group, Inc.*	43,050
1,977	Evolution Petroleum Corp.	13,641
15,299	EXCO Resources, Inc.	23,866
5,902	Exterran Holdings, Inc.	195,120
2,519	FMSA Holdings, Inc.*	22,495
6,005	Forum Energy Technologies, Inc.*	124,544
8,206	Frontline Ltd.*	21,171
5,432	FX Energy, Inc.*	5,052
4,243	GasLog Ltd.	87,830
7,070	Gastar Exploration, Inc.*	21,564
1,323	Geospace Technologies Corp.*	27,227
1,228	Glori Energy, Inc.*	2,493
4,522	Goodrich Petroleum Corp.*	12,436
3,769	Green Plains, Inc.	123,849
1,461	Gulf Island Fabrication, Inc.	16,451
2,531	GulfMark Offshore, Inc., Class A	33,991
26,273	Halcon Resources Corp.*	27,587
1,045	Hallador Energy Co.	8,883
4,241	Harvest Natural Resources, Inc.*	8,482
10,634	Helix Energy Solutions Group, Inc.*	166,635
16,186	Hercules Offshore, Inc.*	10,391
3,653	Hornbeck Offshore Services, Inc.*	81,279
1,038	Independence Contract Drilling, Inc.*	7,619
13,019	ION Geophysical Corp.*	18,487
90	Isramco, Inc.*	11,021
1,404	Jones Energy, Inc., Class A*	13,633
13,235	Key Energy Services, Inc.*	29,779
20,027	Magnum Hunter Resources Corp.*	36,649
7,953	Matador Resources Co.*	219,026
2,661	Matrix Service Co.*	44,891
23,935	McDermott International, Inc.*	130,685
3,746	Midstates Petroleum Co., Inc.*	4,570
3,024	Miller Energy Resources, Inc.*	1,705
1,278	Mitcham Industries, Inc.*	5,304
1,256	Natural Gas Services Group, Inc.*	30,332
8,285	Navios Maritime Acquisition Corp.	29,577
8,550	Newpark Resources, Inc.*	72,504
1,838	Nordic American Offshore Ltd.	16,744
8,986	Nordic American Tankers Ltd.	116,009
7,202	North Atlantic Drilling Ltd.	9,579
6,151	Northern Oil and Gas, Inc.*	42,011
1,521	Nuverra Environmental Solutions, Inc.*	7,833
2,409	Pacific Ethanol, Inc.*	27,728
1,410	Panhandle Oil and Gas, Inc., Class A	28,496
12,206	Parker Drilling Co.*	41,378
5,359	Parsley Energy, Inc., Class A*	93,729
4,021	PDC Energy, Inc.*	239,812
6,609	Penn Virginia Corp.*	30,732
5,891	PetroQuest Energy, Inc.*	10,191
1,269	PHI, Inc. (Non-Voting)*	41,293
6,323	Pioneer Energy Services Corp.*	44,387
1,476	Profire Energy, Inc.*	2,037
3,480	Renewable Energy Group, Inc.*	36,992
7,851	Resolute Energy Corp.*	9,186
633	REX American Resources Corp.*	40,430
4,844	Rex Energy Corp.*	24,317
1,204	RigNet, Inc.*	42,730
2,035	Ring Energy, Inc.*	23,382
7,444	Rosetta Resources, Inc.*	173,892
2,535	RSP Permian, Inc.*	72,197
5,132	Sanchez Energy Corp.*	51,731
18,019	Scorpio Tankers, Inc.	164,333
1,872	SEACOR Holdings, Inc.*	131,265
4,294	SemGroup Corp., Class A	337,938
5,955	Ship Finance International Ltd.	97,364
7,655	Solazyme, Inc.*	24,113
5,659	Stone Energy Corp.*	76,849
4,414	Swift Energy Co.*	9,358
8,171	Synergy Resources Corp.*	94,048
8,094	Teekay Tankers Ltd., Class A	54,635
3,496	Tesco Corp.	42,022
7,953	TETRA Technologies, Inc.*	50,024
2,281	TransAtlantic Petroleum Ltd.*	12,500
6,779	Triangle Petroleum Corp.*	34,776
5,021	VAALCO Energy, Inc.*	11,197
20,708	Vantage Drilling Co.*	7,061
1,321	Vertex Energy, Inc.*	3,633
3,520	W&T Offshore, Inc.	19,043
7,420	Warren Resources, Inc.*	5,195
4,987	Western Refining, Inc.	219,328
1,595	Westmoreland Coal Co.*	41,135
4,031	Willbros Group, Inc.*	7,498
		6,298,623
	Financials — 20.6%

1,511	1st Source Corp.	47,717
6,863	Acadia Realty Trust (REIT)	212,890
4,147	Actua Corp.*	52,708

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,860	AG Mortgage Investment Trust, Inc. (REIT)	$53,882
1,768	Agree Realty Corp. (REIT)	53,588
4,910	Alexander & Baldwin, Inc.	201,654
212	Alexander’s, Inc. (REIT)	85,616
142	Altisource Asset Management Corp.*	24,195
1,339	Altisource Portfolio Solutions S.A.*	36,849
5,755	Altisource Residential Corp. (REIT)	103,130
4,534	Ambac Financial Group, Inc.*	106,005
3,612	American Assets Trust, Inc. (REIT)	142,132
5,153	American Capital Mortgage Investment Corp. (REIT)	90,023
7,490	American Equity Investment Life Holding Co.	190,321
874	American National Bankshares, Inc.	19,814
3,242	American Residential Properties, Inc. (REIT)*	60,139
3,053	Ameris Bancorp	76,905
1,882	AMERISAFE, Inc.	80,437
830	Ames National Corp.	19,762
3,027	AmTrust Financial Services, Inc.	182,165
665	Anchor BanCorp Wisconsin, Inc.*	24,612
10,707	Anworth Mortgage Asset Corp. (REIT)	55,676
5,884	Apollo Commercial Real Estate Finance, Inc. (REIT)	101,028
3,229	Apollo Residential Mortgage, Inc. (REIT)	51,406
2,881	Ares Commercial Real Estate Corp. (REIT)	33,564
2,901	Argo Group International Holdings Ltd.	152,738
2,244	Arlington Asset Investment Corp., Class A	46,428
2,520	Armada Hoffler Properties, Inc. (REIT)	26,687
35,982	ARMOUR Residential REIT, Inc. (REIT)	107,586
1,101	Arrow Financial Corp.	28,912
2,421	Ashford Hospitality Prime, Inc. (REIT)	38,107
7,988	Ashford Hospitality Trust, Inc. (REIT)	68,697
81	Ashford, Inc.*	7,816
5,800	Associated Estates Realty Corp. (REIT)	165,822
8,727	Astoria Financial Corp.	114,411
1,159	Atlas Financial Holdings, Inc.*	21,801
1,138	AV Homes, Inc.*	17,434
936	Baldwin & Lyons, Inc., Class B	21,051
3,516	Banc of California, Inc.	45,602
717	BancFirst Corp.	41,794
2,994	Banco Latinoamericano de Comercio Exterior S.A., Class E	90,808
3,332	Bancorp, Inc. (The)*	32,220
9,676	BancorpSouth, Inc.	234,062
4,690	Bank Mutual Corp.	33,299
633	Bank of Kentucky Financial Corp. (The)	31,213
596	Bank of Marin Bancorp	27,946
8,571	Bank of the Ozarks, Inc.	376,867
1,876	BankFinancial Corp.	22,212
2,114	Banner Corp.	95,172
8,009	BBCN Bancorp, Inc.	115,330
802	BBX Capital Corp., Class A*	12,864
3,250	Beneficial Bancorp, Inc.*	39,812
2,885	Berkshire Hills Bancorp, Inc.	79,107
17,557	BGC Partners, Inc., Class A	165,914
2	BlackRock Capital Investment Corp.	19
2,868	Blue Hills Bancorp, Inc.*	39,320
2,011	BNC Bancorp	37,324
1,519	BofI Holding, Inc.*	143,029
8,061	Boston Private Financial Holdings, Inc.	101,085
1,172	Bridge Bancorp, Inc.	28,960
989	Bridge Capital Holdings*	27,563
7,114	Brookline Bancorp, Inc.	77,827
1,636	Bryn Mawr Bank Corp.	47,248
328	C1 Financial, Inc.*	5,933
1,720	Calamos Asset Management, Inc., Class A	21,070
748	Camden National Corp.	28,693
6,521	Campus Crest Communities, Inc. (REIT)	36,909
2,308	Capital Bank Financial Corp., Class A*	65,824
1,072	Capital City Bank Group, Inc.	15,469
14,421	Capitol Federal Financial, Inc.	174,494
9,649	Capstead Mortgage Corp. (REIT)	114,148
3,220	Cardinal Financial Corp.	66,461
2,847	CareTrust REIT, Inc. (REIT)	37,125
3,127	Cascade Bancorp*	15,510
2,834	Cash America International, Inc.	76,178
1,920	CatchMark Timber Trust, Inc., Class A (REIT)	22,848
8,022	Cathay General Bancorp	242,425
8,562	Cedar Realty Trust, Inc. (REIT)	57,793
3,581	CenterState Banks, Inc.	44,369
1,514	Central Pacific Financial Corp.	35,458
351	Century Bancorp, Inc./MA, Class A	13,468
23,881	Chambers Street Properties (REIT)	181,973
1,715	Charter Financial Corp./MD	20,769
3,855	Chatham Lodging Trust (REIT)	107,709
3,301	Chemical Financial Corp.	99,987
6,010	Chesapeake Lodging Trust (REIT)	186,731
605	CIFC Corp.	4,677
1,252	Citizens & Northern Corp.	24,276
4,431	Citizens, Inc./TX*	24,636
1,582	City Holding Co.	71,443
2,668	Clifton Bancorp, Inc.	37,112
1,457	CNB Financial Corp./PA	24,215
20,663	CNO Financial Group, Inc.	371,934
3,612	CoBiz Financial, Inc.	42,694
1,952	Cohen & Steers, Inc.	73,200
10,817	Colony Capital, Inc., Class A (REIT)	277,564
5,787	Columbia Banking System, Inc.	174,825
4,099	Community Bank System, Inc.	144,736
1,575	Community Trust Bancorp, Inc.	51,613
1,165	CommunityOne Bancorp*	11,720
2,279	ConnectOne Bancorp, Inc.	44,327
432	Consolidated-Tomoka Land Co.	24,015
2,225	Consumer Portfolio Services, Inc.*	13,105

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,695	CorEnergy Infrastructure Trust, Inc. (REIT)	$31,222
2,116	CoreSite Realty Corp. (REIT)	99,875
22,171	Cousins Properties, Inc. (REIT)	213,950
11,626	Cowen Group, Inc., Class A*	68,593
2,818	Crawford & Co., Class B	20,543
649	Credit Acceptance Corp.*	149,543
1,006	CU Bancorp*	21,317
16,329	CubeSmart (REIT)	388,467
2,574	Customers Bancorp, Inc.*	64,607
10,670	CVB Financial Corp.	174,988
4,570	CyrusOne, Inc. (REIT)	147,474
16,327	CYS Investments, Inc. (REIT)	146,127
8,288	DCT Industrial Trust, Inc. (REIT)	271,100
286	Diamond Hill Investment Group, Inc.	54,712
19,716	DiamondRock Hospitality Co. (REIT)	259,660
3,302	Dime Community Bancshares, Inc.	54,120
819	Donegal Group, Inc., Class A	12,121
6,425	DuPont Fabros Technology, Inc. (REIT)	207,142
5,511	Dynex Capital, Inc. (REIT)	42,820
2,940	Eagle Bancorp, Inc.*	116,983
1,390	Easterly Government Properties, Inc. (REIT)	21,587
3,154	EastGroup Properties, Inc. (REIT)	175,457
4,686	Education Realty Trust, Inc. (REIT)	154,357
1,790	eHealth, Inc.*	23,342
508	EMC Insurance Group, Inc.	18,024
9,232	Empire State Realty Trust, Inc., Class A (REIT)	166,915
3,161	Employers Holdings, Inc.	71,502
2,590	Encore Capital Group, Inc.*	102,849
2,593	Enova International, Inc.*	50,563
859	Enstar Group Ltd.*	130,242
753	Enterprise Bancorp, Inc./MA	15,519
1,990	Enterprise Financial Services Corp.	42,029
5,759	EPR Properties (REIT)	332,122
6,642	Equity One, Inc. (REIT)	164,589
4,488	Essent Group Ltd.*	114,489
9,181	EverBank Financial Corp.	169,298
3,333	Evercore Partners, Inc., Class A	169,883
6,157	Excel Trust, Inc. (REIT)	97,835
5,180	EZCORP, Inc., Class A*	41,129
974	FBL Financial Group, Inc., Class A	55,947
688	FBR & Co.*	14,565
830	FCB Financial Holdings, Inc., Class A*	23,879
1,050	Federal Agricultural Mortgage Corp., Class C	33,148
1,391	Federated National Holding Co.	35,721
14,436	FelCor Lodging Trust, Inc. (REIT)	155,043
1,134	Fidelity & Guaranty Life	24,903
1,669	Fidelity Southern Corp.	25,803
605	Fifth Street Asset Management, Inc.	6,002
5,184	Financial Engines, Inc.	222,394
1,396	Financial Institutions, Inc.	32,206
10,765	First American Financial Corp.	384,418
967	First Bancorp, Inc./ME	16,497
10,503	First BanCorp./Puerto Rico*	64,278
1,984	First Bancorp/NC	31,288
7,305	First Busey Corp.	45,875
397	First Business Financial Services, Inc.	17,778
2,917	First Cash Financial Services, Inc.*	135,903
969	First Citizens BancShares, Inc., Class A	233,626
8,964	First Commonwealth Financial Corp.	81,572
1,650	First Community Bancshares, Inc./VA	27,555
1,628	First Connecticut Bancorp, Inc./CT	23,736
974	First Defiance Financial Corp.	34,382
5,815	First Financial Bancorp	101,007
6,453	First Financial Bankshares, Inc.	194,429
1,157	First Financial Corp./IN	39,407
1,387	First Financial Northwest, Inc.	16,089
11,097	First Industrial Realty Trust, Inc. (REIT)	216,502
1,824	First Interstate BancSystem, Inc., Class A	49,686
3,630	First Merchants Corp.	84,543
7,584	First Midwest Bancorp, Inc./IL	134,692
1,505	First NBC Bank Holding Co.*	51,155
1,216	First of Long Island Corp. (The)	30,692
5,920	First Potomac Realty Trust (REIT)	59,792
16,661	FirstMerit Corp.	327,222
2,043	Flagstar Bancorp, Inc.*	38,286
3,048	Flushing Financial Corp.	59,070
17,494	FNB Corp./PA	235,994
3,518	Forestar Group, Inc.*	46,965
1,222	Fox Chase Bancorp, Inc.	19,857
9,065	Franklin Street Properties Corp. (REIT)	105,245
671	FRP Holdings, Inc.*	20,405
4,590	FXCM, Inc., Class A	6,610
2,332	GAIN Capital Holdings, Inc.	21,688
646	GAMCO Investors, Inc., Class A	44,568
7,314	GEO Group, Inc. (The) (REIT)	277,420
1,331	German American Bancorp, Inc.	38,626
2,577	Getty Realty Corp. (REIT)	43,371
7,503	Glacier Bancorp, Inc.	211,134
2,051	Gladstone Commercial Corp. (REIT)	35,544
823	Global Indemnity PLC*	22,600
6,877	Government Properties Income Trust (REIT)	134,239
5,768	Gramercy Property Trust, Inc. (REIT)	153,486
430	Great Ajax Corp. (REIT)	5,852
1,043	Great Southern Bancorp, Inc.	41,157
1,854	Great Western Bancorp, Inc.	42,976
472	Green Bancorp, Inc.*	6,698
3,136	Green Dot Corp., Class A*	45,942
2,848	Greenhill & Co., Inc.	110,901
2,855	Greenlight Capital Re Ltd., Class A*	87,477
1,485	Guaranty Bancorp	24,473
1,427	Hallmark Financial Services, Inc.*	15,840
3,434	Hampton Roads Bankshares, Inc.*	6,971
7,848	Hancock Holding Co.	228,612
3,208	Hanmi Financial Corp.	70,977
3,277	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	67,113

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,725	Hatteras Financial Corp. (REIT)	$174,661
863	HCI Group, Inc.	37,307
9,677	Healthcare Realty Trust, Inc. (REIT)	230,506
1,585	Heartland Financial USA, Inc.	54,017
6	Hercules Technology Growth Capital, Inc.	77
2,098	Heritage Commerce Corp.	18,924
3,042	Heritage Financial Corp./WA	52,049
695	Heritage Insurance Holdings, Inc.*	14,595
2,260	Heritage Oaks Bancorp	17,538
20,215	Hersha Hospitality Trust (REIT)	128,567
3,306	HFF, Inc., Class A	133,033
9,081	Highwoods Properties, Inc. (REIT)	380,948
7,564	Hilltop Holdings, Inc.*	165,122
5,455	Home BancShares, Inc./AR	186,070
2,242	HomeStreet, Inc.*	51,656
2,101	HomeTrust Bancshares, Inc.*	32,523
4,104	Horace Mann Educators Corp.	141,260
927	Horizon Bancorp/IN	22,248
7,309	Hudson Pacific Properties, Inc. (REIT)	222,851
1,484	Hudson Valley Holding Corp.	38,347
3,166	IBERIABANK Corp.	203,479
774	Independence Holding Co.	9,087
2,571	Independent Bank Corp./MA	115,978
2,310	Independent Bank Corp./MI	31,254
921	Independent Bank Group, Inc.	37,337
1,160	Infinity Property & Casualty Corp.	83,926
2,317	InfraREIT, Inc. (REIT)	70,205
8,795	Inland Real Estate Corp. (REIT)	89,181
5,480	International Bancshares Corp.	143,028
1,555	INTL FCStone, Inc.*	54,534
12,402	Invesco Mortgage Capital, Inc. (REIT)	196,820
3,445	Investment Technology Group, Inc.	92,533
36,092	Investors Bancorp, Inc.	433,465
11,284	Investors Real Estate Trust (REIT)	81,696
8,550	iStar Financial, Inc. (REIT)*	121,495
1,108	James River Group Holdings Ltd.	26,049
15,064	Janus Capital Group, Inc.	273,412
1,186	JG Wentworth Co., Class A*	11,125
383	Kansas City Life Insurance Co.	17,040
4,544	KCG Holdings, Inc., Class A*	61,299
1,950	Kearny Financial Corp./MD*	21,198
4,389	Kemper Corp.	157,082
7,912	Kennedy-Wilson Holdings, Inc.	202,310
3,313	Kite Realty Group Trust (REIT)	89,617
1,535	Ladder Capital Corp. (REIT)	27,277
10,055	Ladenburg Thalmann Financial Services, Inc.*	33,081
3,820	Lakeland Bancorp, Inc.	43,663
1,666	Lakeland Financial Corp.	65,957
11,252	LaSalle Hotel Properties (REIT)	410,248
4,248	LegacyTexas Financial Group, Inc.	110,193
644	LendingTree, Inc.*	38,163
20,719	Lexington Realty Trust (REIT)	190,200
3,508	LTC Properties, Inc. (REIT)	147,652
2,639	Macatawa Bank Corp.	13,380
8,933	Mack-Cali Realty Corp. (REIT)	150,968
5,038	Maiden Holdings Ltd.	70,431
2,058	MainSource Financial Group, Inc.	41,201
1,490	Manning & Napier, Inc.	16,479
807	Marcus & Millichap, Inc.*	37,856
3,801	MarketAxess Holdings, Inc.	336,198
843	Marlin Business Services Corp.	15,064
6,691	MB Financial, Inc.	215,584
5,047	Meadowbrook Insurance Group, Inc.	43,000
20,936	Medical Properties Trust, Inc. (REIT)	283,892
605	Medley Management, Inc., Class A	7,006
1,695	Mercantile Bank Corp.	33,917
519	Merchants Bancshares, Inc./VT	15,487
2,047	Meridian Bancorp, Inc.*	26,283
699	Meta Financial Group, Inc.	28,051
1,429	Metro Bancorp, Inc.	36,954
34,108	MGIC Investment Corp.*	370,072
840	MidSouth Bancorp, Inc.	11,634
703	MidWestOne Financial Group, Inc.	20,499
743	Moelis & Co., Class A	21,443
5,969	Monmouth Real Estate Investment Corp. (REIT)	57,541
3,685	Montpelier Re Holdings Ltd.	140,288
3,507	National Bank Holdings Corp., Class A	67,054
700	National Bankshares, Inc.	19,474
3,576	National General Holdings Corp.	69,446
3,777	National Health Investors, Inc. (REIT)	249,811
714	National Interstate Corp.	18,257
12,491	National Penn Bancshares, Inc.	133,654
225	National Western Life Insurance Co., Class A	55,120
1,056	Navigators Group, Inc. (The)*	81,967
4,402	NBT Bancorp, Inc.	108,377
2,097	Nelnet, Inc., Class A	86,208
20,044	New Residential Investment Corp. (REIT)	341,951
10,589	New York Mortgage Trust, Inc. (REIT)	83,865
16,341	New York REIT, Inc. (REIT)	151,481
3,388	NewBridge Bancorp	26,596
2,528	NewStar Financial, Inc.*	26,721
656	Nicholas Financial, Inc.*	8,594
5,092	NMI Holdings, Inc., Class A*	40,380
4,802	Northfield Bancorp, Inc.	70,301
688	Northrim BanCorp, Inc.	16,822
9,537	Northwest Bancshares, Inc.	115,398
1,351	OceanFirst Financial Corp.	23,372
4,535	OFG Bancorp	59,590
844	Old Line Bancshares, Inc.	13,175
11,865	Old National Bancorp/IN	161,483
2,441	OM Asset Management PLC	47,526
1,159	On Deck Capital, Inc.*	17,594
1,237	One Liberty Properties, Inc. (REIT)	27,461
2,284	OneBeacon Insurance Group Ltd., Class A	32,890
1,025	Oppenheimer Holdings, Inc., Class A	26,588
516	Opus Bank	16,300
4,610	Oritani Financial Corp.	67,859
1,085	Owens Realty Mortgage, Inc. (REIT)	14,409

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,941	Pacific Continental Corp.	$24,981
2,090	Pacific Premier Bancorp, Inc.*	32,917
451	Palmetto Bancshares, Inc.	8,316
1,290	Park National Corp.	106,644
4,500	Park Sterling Corp.	29,880
7,930	Parkway Properties, Inc./MD (REIT)	136,317
838	Patriot National, Inc.*	13,450
1,527	Peapack Gladstone Financial Corp.	30,937
7,197	Pebblebrook Hotel Trust (REIT)	308,607
486	Penns Woods Bancorp, Inc.	20,611
6,926	Pennsylvania Real Estate Investment Trust (REIT)	154,588
1,350	PennyMac Financial Services, Inc., Class A*	25,312
7,455	PennyMac Mortgage Investment Trust (REIT)	136,948
1,561	Peoples Bancorp, Inc./OH	36,043
761	Peoples Financial Services Corp.	28,576
5,123	PHH Corp.*	141,344
574	Phoenix Cos., Inc. (The)*	9,936
7,072	Physicians Realty Trust (REIT)	113,576
2,292	PICO Holdings, Inc.*	36,236
3,584	Pinnacle Financial Partners, Inc.	177,444
1,641	Piper Jaffray Cos.*	77,816
4,090	Potlatch Corp. (REIT)	148,385
5,044	PRA Group, Inc.*	286,297
1,182	Preferred Bank/CA	32,600
5,205	Primerica, Inc.	230,217
7,217	PrivateBancorp, Inc.	275,184
3	Prospect Capital Corp.	24
7,026	Prosperity Bancshares, Inc.	376,383
6,073	Provident Financial Services, Inc.	110,407
1,960	PS Business Parks, Inc. (REIT)	143,276
1,145	Pzena Investment Management, Inc., Class A	10,145
1,449	QTS Realty Trust, Inc., Class A (REIT)	53,946
19,245	Radian Group, Inc.	344,870
8,292	RAIT Financial Trust (REIT)	52,737
7,782	Ramco-Gershenson Properties Trust (REIT)	134,006
952	RCS Capital Corp., Class A	7,445
1,072	RE/MAX Holdings, Inc., Class A	35,858
8,360	Redwood Trust, Inc. (REIT)	134,680
1,075	Regional Management Corp.*	18,726
3,172	Renasant Corp.	93,384
999	Republic Bancorp, Inc./KY, Class A	24,535
3,117	Republic First Bancorp, Inc.*	10,972
1,528	Resource America, Inc., Class A	12,193
13,018	Resource Capital Corp. (REIT)	54,415
9,093	Retail Opportunity Investments Corp. (REIT)	148,489
5,796	Rexford Industrial Realty, Inc. (REIT)	84,564
4,332	RLI Corp.	210,838
13,190	RLJ Lodging Trust (REIT)	398,734
3,741	Rouse Properties, Inc. (REIT)	64,607
4,377	Ryman Hospitality Properties, Inc. (REIT)	241,216
3,297	S&T Bancorp, Inc.	89,316
5,950	Sabra Health Care REIT, Inc. (REIT)	157,675
2,079	Safeguard Scientifics, Inc.*	37,256
1,307	Safety Insurance Group, Inc.	72,931
2,525	Sandy Spring Bancorp, Inc.	66,003
981	Saul Centers, Inc. (REIT)	49,413
1,954	Seacoast Banking Corp. of Florida*	29,232
3,708	Select Income REIT (REIT)	86,915
5,665	Selective Insurance Group, Inc.	153,578
189	ServisFirst Bancshares, Inc.	6,624
1,224	Sierra Bancorp	20,637
3,664	Silver Bay Realty Trust Corp. (REIT)	56,572
567	Silvercrest Asset Management Group, Inc., Class A	7,371
2,302	Simmons First National Corp., Class A	99,078
2,431	South State Corp.	174,649
2,539	Southside Bancshares, Inc.	68,184
1,994	Southwest Bancorp, Inc./OK	35,294
3,582	Sovran Self Storage, Inc. (REIT)	326,714
2,896	Springleaf Holdings, Inc.*	137,618
694	Square 1 Financial, Inc., Class A*	18,127
6,368	St. Joe Co. (The)*	101,442
5,707	STAG Industrial, Inc. (REIT)	121,559
3,941	Starwood Waypoint Residential Trust (REIT)	99,392
1,526	State Auto Financial Corp.	32,427
3,539	State Bank Financial Corp.	72,479
2,637	State National Cos., Inc.	28,216
9,158	Sterling Bancorp/DE	123,725
2,165	Stewart Information Services Corp.	81,339
6,597	Stifel Financial Corp.*	351,380
1,477	Stock Yards Bancorp, Inc.	51,577
1,003	Stonegate Bank	30,130
1,440	Stonegate Mortgage Corp.*	14,083
3,186	STORE Capital Corp. (REIT)	66,460
26,941	Strategic Hotels & Resorts, Inc. (REIT)*	325,447
1,166	Suffolk Bancorp	28,124
8,620	Summit Hotel Properties, Inc. (REIT)	115,163
855	Sun Bancorp, Inc./NJ*	16,510
4,837	Sun Communities, Inc. (REIT)	305,263
20,699	Sunstone Hotel Investors, Inc. (REIT)	315,867
18,905	Susquehanna Bancshares, Inc.	262,590
7,594	Symetra Financial Corp.	185,749
1,804	Talmer Bancorp, Inc., Class A	28,666
1,363	Tejon Ranch Co.*	34,048
4,319	Terreno Realty Corp. (REIT)	87,892
880	Territorial Bancorp, Inc.	20,293
4,605	Texas Capital Bancshares, Inc.*	250,512
5,721	Third Point Reinsurance Ltd.*	82,440
789	Tiptree Financial, Inc., Class A	5,278
1,497	Tompkins Financial Corp.	76,347
4,344	TowneBank/VA	68,461
1,870	Trade Street Residential, Inc. (REIT)	13,614
2,274	TriCo Bancshares	53,632
2,225	TriState Capital Holdings, Inc.*	25,921
776	Triumph Bancorp, Inc.*	9,646
9,538	TrustCo Bank Corp./NY	64,477
6,795	Trustmark Corp.	162,061
3,802	UMB Financial Corp.	196,906
2,198	UMH Properties, Inc. (REIT)	21,694
16,787	Umpqua Holdings Corp.	295,283

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,662	Union Bankshares Corp.	$100,746
6,960	United Bankshares, Inc./WV	263,506
5,039	United Community Banks, Inc./GA	96,497
5,098	United Community Financial Corp./OH	27,784
4,951	United Financial Bancorp, Inc.	62,383
2,079	United Fire Group, Inc.	63,430
1,676	United Insurance Holdings Corp.	24,168
1,222	Universal Health Realty Income Trust (REIT)	58,534
3,141	Universal Insurance Holdings, Inc.	80,190
1,637	Univest Corp. of Pennsylvania	31,430
2,706	Urstadt Biddle Properties, Inc., Class A (REIT)	54,445
22,847	Valley National Bancorp	223,444
713	Virtus Investment Partners, Inc.	88,704
1,736	Walker & Dunlop, Inc.*	42,740
3,793	Walter Investment Management Corp.*	62,698
9,581	Washington Federal, Inc.	211,740
6,714	Washington Real Estate Investment Trust (REIT)	168,186
1,480	Washington Trust Bancorp, Inc.	55,618
3,466	Waterstone Financial, Inc.	45,405
9,100	Webster Financial Corp.	344,799
3,297	WesBanco, Inc.	104,317
1,611	West Bancorp., Inc.	29,441
2,651	Westamerica Bancorp.	121,310
7,602	Western Alliance Bancorp.*	238,323
4,203	Western Asset Mortgage Capital Corp. (REIT)	63,886
738	Westwood Holdings Group, Inc.	41,881
2,258	Whitestone REIT (REIT)	31,680
7,078	Wilshire Bancorp, Inc.	78,141
4,689	Wintrust Financial Corp.	234,919
10,845	WisdomTree Investments, Inc.	231,649
794	World Acceptance Corp.*	64,767
2,694	WSFS Financial Corp.	66,461
2,049	Yadkin Financial Corp.*	40,468
		42,694,085
	Health Care — 14.3%

579	AAC Holdings, Inc.*	22,500
2,263	Abaxis, Inc.	120,188
4,023	Abiomed, Inc.*	240,254
4,683	Acadia Healthcare Co., Inc.*	347,198
7,939	ACADIA Pharmaceuticals, Inc.*	327,087
2,288	Accelerate Diagnostics, Inc.*	51,068
1,657	Acceleron Pharma, Inc.*	55,891
7,735	Accuray, Inc.*	47,532
2,498	AcelRx Pharmaceuticals, Inc.*	8,743
2,895	Aceto Corp.	68,235
695	Achaogen, Inc.*	4,114
11,491	Achillion Pharmaceuticals, Inc.*	113,646
4,196	Acorda Therapeutics, Inc.*	127,894
2,519	Actinium Pharmaceuticals, Inc.*	9,925
294	Adamas Pharmaceuticals, Inc.*	5,289
636	Addus HomeCare Corp.*	17,814
568	Adeptus Health, Inc., Class A*	39,788
2,971	Aegerion Pharmaceuticals, Inc.*	57,875
1,148	Aerie Pharmaceuticals, Inc.*	12,777
7,776	Affymetrix, Inc.*	91,213
6,271	Agenus, Inc.*	51,297
1,475	Agios Pharmaceuticals, Inc.*	179,980
3,945	Air Methods Corp.*	166,321
1,107	Akebia Therapeutics, Inc.*	8,701
6,281	Akorn, Inc.*	288,298
2,373	Albany Molecular Research, Inc.*	47,816
1,016	Alder Biopharmaceuticals, Inc.*	43,200
2,642	Alimera Sciences, Inc.*	11,176
503	Alliance HealthCare Services, Inc.*	9,250
842	Almost Family, Inc.*	32,333
2,633	AMAG Pharmaceuticals, Inc.*	183,204
2,753	Amedisys, Inc.*	85,398
4,685	AMN Healthcare Services, Inc.*	124,574
931	Amphastar Pharmaceuticals, Inc.*	14,282
4,121	Ampio Pharmaceuticals, Inc.*	9,890
4,267	Amsurg Corp.*	287,340
3,319	Anacor Pharmaceuticals, Inc.*	236,379
1,251	Analogic Corp.	105,847
2,489	AngioDynamics, Inc.*	39,949
693	ANI Pharmaceuticals, Inc.*	34,913
1,453	Anika Therapeutics, Inc.*	49,010
13,998	Antares Pharma, Inc.*	29,676
568	Applied Genetic Technologies Corp.*	11,388
2,894	Aratana Therapeutics, Inc.*	39,272
497	Ardelyx, Inc.*	5,442
24,315	Arena Pharmaceuticals, Inc.*	95,436
16,609	ARIAD Pharmaceuticals, Inc.*	152,471
14,076	Array BioPharma, Inc.*	107,681
5,510	Arrowhead Research Corp.*	34,713
698	Atara Biotherapeutics, Inc.*	29,567
2,761	AtriCure, Inc.*	63,337
147	Atrion Corp.	55,107
776	Avalanche Biotechnologies, Inc.*	28,929
852	Bellicum Pharmaceuticals, Inc.*	21,079
7,061	BioCryst Pharmaceuticals, Inc.*	79,154
4,216	BioDelivery Sciences International, Inc.*	35,920
7,394	Bio-Path Holdings, Inc.*	8,873
2,475	Bio-Reference Laboratories, Inc.*	82,220
6,894	BioScrip, Inc.*	24,474
386	BioSpecifics Technologies Corp.*	18,389
2,659	BioTelemetry, Inc.*	25,659
5,243	BioTime, Inc.*	24,537
2,488	Bluebird Bio, Inc.*	483,294
806	Calithera Biosciences, Inc.*	8,439
3,085	Cambrex Corp.*	123,462
3,405	Cantel Medical Corp.	158,537
2,924	Capital Senior Living Corp.*	75,322
543	Cara Therapeutics, Inc.*	5,169
2,787	Cardiovascular Systems, Inc.*	77,980
1,305	Castlight Health, Inc., Class B*	11,393
4,925	Catalent, Inc.*	157,403
9,867	Celldex Therapeutics, Inc.*	284,860
3,019	Cempra, Inc.*	110,828
7,025	Cepheid, Inc.*	387,569
9,590	Cerus Corp.*	47,758
1,767	Chemed Corp.	219,444
2,756	ChemoCentryx, Inc.*	23,895
3,045	Chimerix, Inc.*	127,433
1,179	Civitas Solutions, Inc.*	26,150
2,486	Clovis Oncology, Inc.*	229,806
773	Coherus Biosciences, Inc.*	18,993
1,125	Computer Programs & Systems, Inc.	58,871
2,742	CONMED Corp.	152,291
669	Connecture, Inc.*	8,476

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,376	Corcept Therapeutics, Inc.*	$32,901
1,117	CorVel Corp.*	40,100
3,135	Cross Country Healthcare, Inc.*	33,294
2,830	CryoLife, Inc.	30,309
15,111	CTI BioPharma Corp.*	29,315
2,704	Cyberonics, Inc.*	173,083
2,249	Cynosure, Inc., Class A*	80,289
3,486	Cytokinetics, Inc.*	22,206
11,910	Cytori Therapeutics, Inc.*	7,874
5,620	CytRx Corp.*	23,098
5,843	Depomed, Inc.*	121,885
2,281	Derma Sciences, Inc.*	14,963
787	Dermira, Inc.*	11,805
7,549	DexCom, Inc.*	541,414
358	Dicerna Pharmaceuticals, Inc.*	5,921
14,627	Dyax Corp.*	385,275
2,913	Dynavax Technologies Corp.*	66,329
399	Egalet Corp.*	3,958
550	Eleven Biotherapeutics, Inc.*	1,546
2,944	Emergent Biosolutions, Inc.*	93,796
1,041	Enanta Pharmaceuticals, Inc.*	42,556
3,735	Endocyte, Inc.*	22,672
6,793	Endologix, Inc.*	113,375
2,274	Ensign Group, Inc. (The)	105,445
534	Entellus Medical, Inc.*	12,469
3,619	Enzo Biochem, Inc.*	8,794
1,575	Epizyme, Inc.*	29,878
674	Esperion Therapeutics, Inc.*	72,462
8,926	Exact Sciences Corp.*	241,091
984	Exactech, Inc.*	21,038
3,701	ExamWorks Group, Inc.*	151,297
19,617	Exelixis, Inc.*	61,794
939	FibroGen, Inc.*	17,099
2,055	Five Prime Therapeutics, Inc.*	52,690
4,335	Five Star Quality Care, Inc.*	20,071
544	Flex Pharma, Inc.*	9,710
607	Flexion Therapeutics, Inc.*	12,085
2,827	Fluidigm Corp.*	66,830
1,407	Foundation Medicine, Inc.*	50,328
1,951	Galectin Therapeutics, Inc.*	4,897
15,830	Galena Biopharma, Inc.*	24,853
2,360	Genesis Healthcare, Inc.*	15,057
4,193	GenMark Diagnostics, Inc.*	38,450
548	Genocea Biosciences, Inc.*	5,814
1,681	Genomic Health, Inc.*	45,538
15,813	Geron Corp.*	61,038
6,628	Globus Medical, Inc., Class A*	171,930
2,507	Greatbatch, Inc.*	130,314
5,245	Haemonetics Corp.*	216,723
10,418	Halozyme Therapeutics, Inc.*	180,752
3,548	Hanger, Inc.*	81,570
1,054	HealthEquity, Inc.*	27,942
8,877	HealthSouth Corp.	383,131
2,132	HealthStream, Inc.*	60,485
3,166	Healthways, Inc.*	47,997
1,711	HeartWare International, Inc.*	126,221
2,347	Heron Therapeutics, Inc.*	46,377
8,833	HMS Holdings Corp.*	150,514
7,482	Horizon Pharma PLC*	242,641
1,352	ICU Medical, Inc.*	131,144
8,670	Idera Pharmaceuticals, Inc.*	33,293
3,225	IGI Laboratories, Inc.*	20,963
724	Immune Design Corp.*	15,805
8,647	ImmunoGen, Inc.*	77,650
8,331	Immunomedics, Inc.*	32,158
7,059	Impax Laboratories, Inc.*	331,844
598	Imprivata, Inc.*	9,448
863	INC Research Holdings, Inc., Class A*	29,851
4,891	Infinity Pharmaceuticals, Inc.*	63,387
515	Inogen, Inc.*	19,251
7,235	Inovio Pharmaceuticals, Inc.*	60,846
6,197	Insmed, Inc.*	135,962
5,584	Insulet Corp.*	157,860
1,006	Insys Therapeutics, Inc.*	59,958
2,517	Integra LifeSciences Holdings Corp.*	169,067
591	Intersect ENT, Inc.*	14,030
2,007	Intra-Cellular Therapies, Inc.*	52,684
3,810	Intrexon Corp.*	160,477
3,240	Invacare Corp.	70,405
736	Invitae Corp.*	9,163
1,726	IPC Healthcare, Inc.*	85,213
12,041	Ironwood Pharmaceuticals, Inc.*	169,899
11,847	Isis Pharmaceuticals, Inc.*	797,540
946	K2M Group Holdings, Inc.*	24,728
1,494	Karyopharm Therapeutics, Inc.*	40,219
10,191	Keryx Biopharmaceuticals, Inc.*	105,986
1,057	Kindred Biosciences, Inc.*	6,818
8,263	Kindred Healthcare, Inc.	189,305
1,016	Kite Pharma, Inc.*	56,032
1,987	KYTHERA Biopharmaceuticals, Inc.*	100,085
962	Landauer, Inc.	32,785
2,592	Lannett Co., Inc.*	144,193
1,674	LDR Holding Corp.*	67,831
3,609	Lexicon Pharmaceuticals, Inc.*	25,371
1,244	LHC Group, Inc.*	45,729
1,980	Ligand Pharmaceuticals, Inc.*	174,458
365	Loxo Oncology, Inc.*	4,504
3,779	Luminex Corp.*	63,374
2,013	MacroGenics, Inc.*	65,121
2,777	Magellan Health, Inc.*	187,809
22,977	MannKind Corp.*	119,021
4,503	Masimo Corp.*	158,055
6,145	MedAssets, Inc.*	128,246
6,551	Medicines Co. (The)*	185,786
5,451	Medidata Solutions, Inc.*	316,213
7,124	Merge Healthcare, Inc.*	32,485
4,187	Meridian Bioscience, Inc.	76,203
4,330	Merit Medical Systems, Inc.*	89,025
10,526	Merrimack Pharmaceuticals, Inc.*	124,207
9,381	MiMedx Group, Inc.*	97,093
865	Mirati Therapeutics, Inc.*	31,711
3,043	Molina Healthcare, Inc.*	221,348
5,447	Momenta Pharmaceuticals, Inc.*	108,123
1,012	NanoString Technologies, Inc.*	14,209
4,320	NanoViricides, Inc.*	6,696
1,038	National HealthCare Corp.	65,311
1,000	National Research Corp., Class A	13,980
3,239	Natus Medical, Inc.*	126,515
15,187	Navidea Biopharmaceuticals, Inc.*	18,984
12,794	Nektar Therapeutics*	147,131
3,695	Neogen Corp.*	172,704
2,639	NeoStem, Inc.*	5,621
6,927	Neuralstem, Inc.*	10,668
8,509	Neurocrine Biosciences, Inc.*	373,205
811	Nevro Corp.*	41,223
1,995	NewLink Genetics Corp.*	86,084

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,401	Northwest Biotherapeutics, Inc.*	$36,968
26,988	Novavax, Inc.*	242,892
4,695	NuVasive, Inc.*	237,332
6,188	NxStage Medical, Inc.*	100,308
579	Ocular Therapeutix, Inc.*	13,994
2,585	Ohr Pharmaceutical, Inc.*	7,005
3,791	Omeros Corp.*	75,251
3,688	Omnicell, Inc.*	136,382
1,273	OncoMed Pharmaceuticals, Inc.*	31,723
9,491	Oncothyreon, Inc.*	32,459
1,398	Ophthotech Corp.*	69,928
19,855	OPKO Health, Inc.*	351,036
5,627	OraSure Technologies, Inc.*	34,831
12,346	Orexigen Therapeutics, Inc.*	60,495
6,297	Organovo Holdings, Inc.*	31,548
1,858	Orthofix International N.V.*	60,887
1,911	Osiris Therapeutics, Inc.*	35,545
808	Otonomy, Inc.*	19,812
1,730	OvaScience, Inc.*	58,699
6,357	Owens & Minor, Inc.	211,815
1,679	Oxford Immunotec Global PLC*	23,002
6,126	Pacific Biosciences of California, Inc.*	34,551
3,593	Pacira Pharmaceuticals, Inc.*	281,009
3,833	Pain Therapeutics, Inc.*	7,551
5,731	PAREXEL International Corp.*	380,940
16,181	PDL BioPharma, Inc.	108,089
18,976	Peregrine Pharmaceuticals, Inc.*	26,756
3,352	Pernix Therapeutics Holdings, Inc.*	21,352
3,022	PharMerica Corp.*	100,512
1,477	Phibro Animal Health Corp., Class A	51,149
1,311	PhotoMedex, Inc.*	2,242
4,633	Portola Pharmaceuticals, Inc.*	193,752
2,753	POZEN, Inc.*	17,757
1,967	PRA Health Sciences, Inc.*	65,816
5,221	Prestige Brands Holdings, Inc.*	229,306
7,008	Progenics Pharmaceuticals, Inc.*	39,455
3,093	Prothena Corp. PLC*	121,988
1,161	Providence Service Corp. (The)*	55,798
2,463	PTC Therapeutics, Inc.*	143,076
2,479	Puma Biotechnology, Inc.*	484,521
5,020	Quality Systems, Inc.	79,517
2,872	Quidel Corp.*	62,236
890	Radius Health, Inc.*	42,916
3,294	RadNet, Inc.*	21,444
8,039	Raptor Pharmaceutical Corp.*	98,960
2,211	Receptos, Inc.*	364,572
1,550	Regulus Therapeutics, Inc.*	21,886
2,079	Relypsa, Inc.*	76,486
3,228	Repligen Corp.*	131,573
2,446	Repros Therapeutics, Inc.*	17,636
2,766	Retrophin, Inc.*	87,516
867	Revance Therapeutics, Inc.*	22,195
8,820	Rigel Pharmaceuticals, Inc.*	30,782
4,727	Rockwell Medical, Inc.*	52,328
506	Roka Bioscience, Inc.*	1,351
5,705	RTI Surgical, Inc.*	36,911
641	Sage Therapeutics, Inc.*	47,992
2,205	Sagent Pharmaceuticals, Inc.*	49,238
6,848	Sangamo BioSciences, Inc.*	83,888
4,099	Sarepta Therapeutics, Inc.*	105,016
5,188	SciClone Pharmaceuticals, Inc.*	48,041
406	Second Sight Medical Products, Inc.*	5,846
7,934	Select Medical Holdings Corp.	129,721
11,728	Sequenom, Inc.*	39,289
579	Sientra, Inc.*	13,045
811	Spark Therapeutics, Inc.*	59,722
4,190	Spectranetics Corp. (The)*	104,038
6,608	Spectrum Pharmaceuticals, Inc.*	41,432
3,868	STAAR Surgical Co.*	36,127
1,501	Stemline Therapeutics, Inc.*	20,669
5,954	STERIS Corp.	397,906
1,787	Sucampo Pharmaceuticals, Inc., Class A*	29,003
6,040	Sunesis Pharmaceuticals, Inc.*	14,315
3,283	Supernus Pharmaceuticals, Inc.*	46,684
1,266	Surgical Care Affiliates, Inc.*	48,095
1,296	SurModics, Inc.*	31,985
944	Symmetry Surgical, Inc.*	8,336
2,339	Synageva BioPharma Corp.*	499,166
9,988	Synergy Pharmaceuticals, Inc.*	42,948
7,964	Synta Pharmaceuticals Corp.*	17,043
603	T2 Biosystems, Inc.*	10,124
1,091	Tandem Diabetes Care, Inc.*	13,168
7,077	Team Health Holdings, Inc.*	413,863
2,151	TESARO, Inc.*	126,393
3,089	Tetraphase Pharmaceuticals, Inc.*	132,456
2,927	TG Therapeutics, Inc.*	46,071
11,966	TherapeuticsMD, Inc.*	84,719
2,371	Theravance Biopharma, Inc.*	33,076
8,298	Theravance, Inc.	140,236
5,411	Thoratec Corp.*	245,605
5,933	Threshold Pharmaceuticals, Inc.*	23,079
173	Tobira Therapeutics, Inc.*	2,273
596	Tokai Pharmaceuticals, Inc.*	6,777
3,582	Tornier N.V.*	95,210
2,888	TransEnterix, Inc.*	13,025
2,510	Triple-S Management Corp., Class B*	60,240
749	TriVascular Technologies, Inc.*	4,082
842	Trupanion, Inc.*	7,056
1,231	U.S. Physical Therapy, Inc.	61,378
777	Ultragenyx Pharmaceutical, Inc.*	67,599
12,578	Unilife Corp.*	30,879
4,258	Universal American Corp.*	43,687
379	Utah Medical Products, Inc.	20,743
3,391	Vanda Pharmaceuticals, Inc.*	34,215
1,726	Vascular Solutions, Inc.*	56,319
655	Veracyte, Inc.*	6,878
2,984	Verastem, Inc.*	25,812
843	Versartis, Inc.*	13,100
659	Vitae Pharmaceuticals, Inc.*	8,079
569	Vital Therapies, Inc.*	12,347
9,059	VIVUS, Inc.*	22,919
2,275	Vocera Communications, Inc.*	24,729
4,420	WellCare Health Plans, Inc.*	378,661
7,121	West Pharmaceutical Services, Inc.	385,531
5,028	Wright Medical Group, Inc.*	137,767
1,886	Xencor, Inc.*	34,212
5,830	XenoPort, Inc.*	34,747
9,127	XOMA Corp.*	32,127
800	Zafgen, Inc.*	26,048
2,929	ZELTIQ Aesthetics, Inc.*	80,430
9,151	ZIOPHARM Oncology, Inc.*	86,752
12,378	Zogenix, Inc.*	21,043
824	ZS Pharma, Inc.*	48,204
		29,711,313

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 11.6%

4,256	AAON, Inc.	$100,740
3,987	AAR Corp.	117,776
5,629	ABM Industries, Inc.	182,605
5,044	Acacia Research Corp.	51,499
11,497	ACCO Brands Corp.*	84,503
3,878	Accuride Corp.*	16,792
6,215	Actuant Corp., Class A	146,052
1,536	Advanced Drainage Systems, Inc.	44,605
4,233	Advisory Board Co. (The)*	214,909
3,827	Aegion Corp.*	68,197
6,025	Aerojet Rocketdyne Holdings, Inc.*	125,019
1,919	Aerovironment, Inc.*	49,606
5,265	Air Transport Services Group, Inc.*	55,388
6,512	Aircastle Ltd.	157,981
670	Alamo Group, Inc.	35,490
2,836	Albany International Corp., Class A	112,249
1,391	Allegiant Travel Co.	219,041
2,727	Altra Industrial Motion Corp.	74,992
2,001	Ameresco, Inc., Class A*	14,527
952	American Railcar Industries, Inc.	51,189
744	American Science & Engineering, Inc.	29,113
1,240	American Woodmark Corp.*	63,662
2,933	Apogee Enterprises, Inc.	157,590
4,209	Applied Industrial Technologies, Inc.	178,335
4,141	ARC Document Solutions, Inc.*	31,016
384	ARC Group Worldwide, Inc.*	2,181
2,619	ArcBest Corp.	89,544
1,262	Argan, Inc.	45,154
1,902	Astec Industries, Inc.	78,648
1,897	Astronics Corp.*	132,581
2,542	Atlas Air Worldwide Holdings, Inc.*	138,488
2,577	AZZ, Inc.	123,516
4,957	Baltic Trading Ltd.	7,535
5,462	Barnes Group, Inc.	219,900
723	Barrett Business Services, Inc.	26,035
4,968	Beacon Roofing Supply, Inc.*	155,796
4,984	Blount International, Inc.	57,665
4,834	Brady Corp., Class A	122,300
4,708	Briggs & Stratton Corp.	89,876
4,880	Brink’s Co. (The)	155,965
4,601	Builders FirstSource, Inc.*	56,500
1,650	CAI International, Inc.*	35,673
33,131	Capstone Turbine Corp.*	13,915
3,934	Casella Waste Systems, Inc., Class A*	21,637
4,184	CBIZ, Inc.*	37,949
1,420	CDI Corp.	17,565
3,406	CEB, Inc.	288,114
2,120	CECO Environmental Corp.	24,062
2,108	Celadon Group, Inc.	49,159
5,584	Cenveo, Inc.*	13,960
3,070	Chart Industries, Inc.*	99,652
1,779	CIRCOR International, Inc.	94,856
9,460	Civeo Corp.	37,840
5,080	CLARCOR, Inc.	312,979
2,000	Columbus McKinnon Corp.	45,620
3,796	Comfort Systems USA, Inc.	85,220
2,666	Commercial Vehicle Group, Inc.*	16,902
1,181	Continental Building Products, Inc.*	26,336
960	CRA International, Inc.*	26,525
2,076	Cubic Corp.	99,233
4,855	Curtiss-Wright Corp.	349,997
5,043	Deluxe Corp.	321,895
7,602	DigitalGlobe, Inc.*	228,060
2,244	Douglas Dynamics, Inc.	45,553
1,094	Ducommun, Inc.*	25,479
1,305	DXP Enterprises, Inc.*	53,518
3,421	Dycom Industries, Inc.*	196,981
1,405	Dynamic Materials Corp.	15,595
2,985	Echo Global Logistics, Inc.*	96,057
6,346	EMCOR Group, Inc.	287,918
2,087	Encore Wire Corp.	91,160
3,878	Energy Recovery, Inc.*	10,315
4,451	EnerSys	296,615
1,769	Engility Holdings, Inc.	49,390
2,634	Ennis, Inc.	44,304
1,842	Enphase Energy, Inc.*	17,444
2,289	EnPro Industries, Inc.	138,439
610	Erickson, Inc.*	2,287
2,675	ESCO Technologies, Inc.	99,777
3,205	Esterline Technologies Corp.*	346,685
1,000	ExOne Co. (The)*	12,550
1,320	Exponent, Inc.	112,358
6,336	Federal Signal Corp.	94,280
3,144	Forward Air Corp.	163,079
1,104	Franklin Covey Co.*	22,069
4,807	Franklin Electric Co., Inc.	169,158
1,215	FreightCar America, Inc.	27,240
4,116	FTI Consulting, Inc.*	161,759
23,597	FuelCell Energy, Inc.*	29,024
3,789	Furmanite Corp.*	30,842
2,010	G&K Services, Inc., Class A	140,057
6,935	Generac Holdings, Inc.*	289,744
4,902	General Cable Corp.	92,599
1,115	General Finance Corp.*	6,121
3,108	Gibraltar Industries, Inc.*	55,695
2,150	Global Brass & Copper Holdings, Inc.	37,044
1,724	Global Power Equipment Group, Inc.	12,896
6,995	Golden Ocean Group Ltd.	29,729
1,899	Gorman-Rupp Co. (The)	53,229
1,332	GP Strategies Corp.*	41,572
11,842	GrafTech International Ltd.*	60,039
1,015	Graham Corp.	22,563
3,940	Granite Construction, Inc.	141,249
6,027	Great Lakes Dredge & Dock Corp.*	33,510
2,780	Greenbrier Cos., Inc. (The)	167,439
3,761	Griffon Corp.	60,063
3,152	H&E Equipment Services, Inc.	68,808
8,135	Harsco Corp.	131,055
4,540	Hawaiian Holdings, Inc.*	109,959
7,080	Healthcare Services Group, Inc.	213,887
5,477	Heartland Express, Inc.	116,386
6,700	HEICO Corp.	383,910
1,834	Heidrick & Struggles International, Inc.	46,107
1,073	Heritage-Crystal Clean, Inc.*	15,247
5,969	Herman Miller, Inc.	165,341
3,017	Hill International, Inc.*	15,990
6,328	Hillenbrand, Inc.	194,396
4,544	HNI Corp.	220,339

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,790	Houston Wire & Cable Co.	$16,021
3,706	Hub Group, Inc., Class A*	157,209
653	Hurco Cos., Inc.	21,830
2,373	Huron Consulting Group, Inc.*	152,584
1,035	Hyster-Yale Materials Handling, Inc.	73,444
2,009	ICF International, Inc.*	71,882
3,533	InnerWorkings, Inc.*	22,470
2,285	Insperity, Inc.	120,237
1,840	Insteel Industries, Inc.	36,524
6,698	Interface, Inc.	144,208
573	International Shipholding Corp.	4,590
26,437	JetBlue Airways Corp.*	532,970
2,936	John Bean Technologies Corp.	110,306
1,126	Kadant, Inc.	53,035
2,759	Kaman Corp.	116,871
2,756	Kelly Services, Inc., Class A	42,773
3,296	KEYW Holding Corp. (The)*	23,072
2,500	Kforce, Inc.	55,025
3,458	Kimball International, Inc., Class B	42,153
6,018	Knight Transportation, Inc.	172,115
4,880	Knoll, Inc.	111,069
5,011	Korn/Ferry International	160,803
4,504	Kratos Defense & Security Solutions, Inc.*	26,979
1,042	L.B. Foster Co., Class A	39,752
1,998	Layne Christensen Co.*	16,264
1,229	Lindsay Corp.	98,984
1,084	LMI Aerospace, Inc.*	10,797
2,170	LSI Industries, Inc.	20,550
1,715	Lydall, Inc.*	47,008
1,393	Manitex International, Inc.*	10,796
2,396	Marten Transport Ltd.	54,341
2,965	Masonite International Corp.*	202,272
6,593	MasTec, Inc.*	116,432
4,330	Matson, Inc.	174,412
3,006	Matthews International Corp., Class A	149,248
2,607	McGrath RentCorp	79,357
9,859	Meritor, Inc.*	141,082
1,139	Miller Industries, Inc.	23,361
1,649	Mistras Group, Inc.*	30,523
4,707	Mobile Mini, Inc.	186,774
3,901	Moog, Inc., Class A*	267,726
2,976	MSA Safety, Inc.	133,027
5,712	Mueller Industries, Inc.	199,120
16,053	Mueller Water Products, Inc., Class A	148,009
1,252	Multi-Color Corp.	80,191
2,147	MYR Group, Inc.*	63,551
487	National Presto Industries, Inc.	33,847
4,952	Navigant Consulting, Inc.*	67,397
7,995	Navios Maritime Holdings, Inc.	27,343
2,828	NCI Building Systems, Inc.*	42,363
1,056	Neff Corp., Class A*	10,835
685	NL Industries, Inc.*	5,453
1,788	NN, Inc.	48,723
919	Nortek, Inc.*	75,909
958	Northwest Pipe Co.*	19,898
290	Omega Flex, Inc.	9,387
5,192	On Assignment, Inc.*	194,648
2,762	Orion Marine Group, Inc.*	20,743
301	PAM Transportation Services, Inc.*	18,232
884	Park-Ohio Holdings Corp.	42,441
821	Patrick Industries, Inc.*	49,096
224	Patriot Transportation Holding, Inc.*	5,777
844	Paylocity Holding Corp.*	28,257
16,528	Pendrell Corp.*	16,528
3,000	Performant Financial Corp.*	9,120
4,760	PGT, Inc.*	56,930
16,835	Plug Power, Inc.*	45,791
2,151	Ply Gem Holdings, Inc.*	26,565
4,542	Polypore International, Inc.*	272,111
936	Powell Industries, Inc.	33,958
452	Power Solutions International, Inc.*	24,860
2,253	PowerSecure International, Inc.*	33,547
268	Preformed Line Products Co.	10,173
3,826	Primoris Services Corp.	71,814
2,280	Proto Labs, Inc.*	157,730
2,784	Quad/Graphics, Inc.	56,933
2,761	Quality Distribution, Inc.*	43,679
3,506	Quanex Building Products Corp.	62,372
1,402	Quest Resource Holding Corp.*	1,514
3,671	Raven Industries, Inc.	70,703
2,342	RBC Bearings, Inc.*	164,127
5,016	Republic Airways Holdings, Inc.*	52,467
3,905	Resources Connection, Inc.	61,269
3,618	Revolution Lighting Technologies, Inc.*	4,523
7,570	Rexnord Corp.*	193,943
2,808	Roadrunner Transportation Systems, Inc.*	69,835
5,342	RPX Corp.*	84,991
3,461	Rush Enterprises, Inc., Class A*	91,959
3,921	Safe Bulkers, Inc.	13,057
2,485	Saia, Inc.*	101,736
13,576	Scorpio Bulkers, Inc.*	32,175
255	SIFCO Industries, Inc.	3,807
4,164	Simpson Manufacturing Co., Inc.	141,243
5,148	SkyWest, Inc.	76,190
1,549	SP Plus Corp.*	37,610
1,020	Sparton Corp.*	27,040
1,287	Standex International Corp.	102,973
8,329	Steelcase, Inc., Class A	143,259
1,892	Sterling Construction Co., Inc.*	7,492
1,469	Stock Building Supply Holdings, Inc.*	24,547
2,242	Sun Hydraulics Corp.	83,806
8,568	Swift Transportation Co.*	199,377
3,425	TAL International Group, Inc.*	124,293
5,428	TASER International, Inc.*	171,416
720	TCP International Holdings Ltd.*	2,830
2,060	Team, Inc.*	81,988
3,557	Teledyne Technologies, Inc.*	360,431
1,856	Tennant Co.	118,339
6,213	Tetra Tech, Inc.	162,532
2,175	Textainer Group Holdings Ltd.	61,357
3,218	Thermon Group Holdings, Inc.*	73,081
4,439	Titan International, Inc.	47,275
1,747	Titan Machinery, Inc.*	27,760
3,385	Trex Co., Inc.*	171,281
4,557	TriMas Corp.*	131,697
1,584	TriNet Group, Inc.*	47,409
4,165	TrueBlue, Inc.*	118,619
3,755	Tutor Perini Corp.*	78,705
832	Twin Disc, Inc.	14,835
2,153	Ultrapetrol (Bahamas) Ltd.*	2,713
1,487	UniFirst Corp.	169,979

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,969	United Stationers, Inc.	$154,156
2,020	Universal Forest Products, Inc.	111,827
662	Universal Truckload Services, Inc.	13,399
2,171	US Ecology, Inc.	100,105
631	USA Truck, Inc.*	14,538
9,219	UTi Worldwide, Inc.*	88,687
2,060	Viad Corp.	55,290
1,655	Vicor Corp.*	22,558
1,545	Virgin America, Inc.*	43,940
418	VSE Corp.	26,096
6,944	Wabash National Corp.*	94,022
3,537	WageWorks, Inc.*	151,667
2,603	Watsco, Inc.	327,770
2,871	Watts Water Technologies, Inc., Class A	152,536
4,503	Werner Enterprises, Inc.	123,923
5,284	Wesco Aircraft Holdings, Inc.*	77,992
3,879	West Corp.	118,697
6,681	Woodward, Inc.	340,330
1,099	Xerium Technologies, Inc.*	18,793
5,292	XPO Logistics, Inc.*	260,155
3,150	YRC Worldwide, Inc.*	41,423
		23,974,853
	Information Technology — 15.9%

1,281	A10 Networks, Inc.*	7,750
11,464	ACI Worldwide, Inc.*	272,958
7,754	Acxiom Corp.*	128,484
5,385	ADTRAN, Inc.	92,730
4,142	Advanced Energy Industries, Inc.*	118,130
5,186	Advent Software, Inc.	226,939
960	Aerohive Networks, Inc.*	6,931
1,477	Agilysys, Inc.*	13,337
1,268	Alliance Fiber Optic Products, Inc.	24,548
2,177	Alpha & Omega Semiconductor Ltd.*	17,851
2,902	Ambarella, Inc.*	261,789
899	Amber Road, Inc.*	6,419
2,482	American Software, Inc., Class A	21,817
8,598	Amkor Technology, Inc.*	58,122
4,394	Angie’s List, Inc.*	27,550
2,737	Anixter International, Inc.*	186,116
7,856	Applied Micro Circuits Corp.*	50,200
1,490	Applied Optoelectronics, Inc.*	26,611
8,603	Aspen Technology, Inc.*	368,208
1,484	Audience, Inc.*	7,108
3,511	AVG Technologies N.V.*	86,090
11,205	Axcelis Technologies, Inc.*	35,856
1,455	Badger Meter, Inc.	93,877
6,754	Bankrate, Inc.*	82,399
799	Barracuda Networks, Inc.*	31,433
5,035	Bazaarvoice, Inc.*	28,800
1,010	Bel Fuse, Inc., Class B	22,624
4,393	Belden, Inc.	370,857
5,432	Benchmark Electronics, Inc.*	126,240
493	Benefitfocus, Inc.*	17,689
1,568	Black Box Corp.	31,454
4,651	Blackbaud, Inc.	238,410
5,300	Blackhawk Network Holdings, Inc.*	182,320
4,258	Blucora, Inc.*	67,532
602	Borderfree, Inc.*	8,422
3,966	Bottomline Technologies (de), Inc.*	104,425
1,259	Box, Inc., Class A*	22,209
3,234	Brightcove, Inc.*	22,800
2,880	BroadSoft, Inc.*	105,149
6,731	Brooks Automation, Inc.	75,656
2,430	Cabot Microelectronics Corp.*	112,217
2,367	CACI International, Inc., Class A*	202,663
3,621	CalAmp Corp.*	71,479
4,179	Calix, Inc.*	33,432
5,395	Callidus Software, Inc.*	77,256
1,784	Carbonite, Inc.*	19,588
4,482	Cardtronics, Inc.*	163,593
662	Care.com, Inc.*	4,078
1,287	Cascade Microtech, Inc.*	20,605
1,162	Cass Information Systems, Inc.	57,937
5,324	Cavium, Inc.*	374,650
2,115	CEVA, Inc.*	43,442
2,086	ChannelAdvisor Corp.*	23,384
4,199	Checkpoint Systems, Inc.	41,024
7,823	Ciber, Inc.*	26,285
10,583	Ciena Corp.*	255,262
3,354	Cimpress N.V.*	276,101
6,253	Cirrus Logic, Inc.*	236,051
1,149	Clearfield, Inc.*	17,453
8,750	Cognex Corp.*	441,612
2,512	Coherent, Inc.*	156,347
2,544	Cohu, Inc.	34,115
4,755	CommVault Systems, Inc.*	211,265
1,517	Computer Task Group, Inc.	11,271
3,492	comScore, Inc.*	197,577
1,544	Comtech Telecommunications Corp.	46,382
2,258	Comverse, Inc.*	54,350
3,163	Constant Contact, Inc.*	86,223
1,152	Control4 Corp.*	10,483
10,224	Convergys Corp.	253,862
5,355	Cornerstone OnDemand, Inc.*	166,701
1,297	Coupons.com, Inc.*	16,200
3,854	Covisint Corp.*	10,367
4,100	Cray, Inc.*	125,378
3,435	CSG Systems International, Inc.	107,138
3,406	CTS Corp.	64,203
2,078	CUI Global, Inc.*	11,221
1,808	Cvent, Inc.*	47,659
2,770	Cyan, Inc.*	14,653
33,327	Cypress Semiconductor Corp.*	457,580
3,804	Daktronics, Inc.	41,007
1,985	Datalink Corp.*	18,341
5,398	Dealertrack Technologies, Inc.*	225,097
879	Demand Media, Inc.*	4,922
3,027	Demandware, Inc.*	188,522
3,904	DHI Group, Inc.*	33,067
2,428	Digi International, Inc.*	24,183
729	Digimarc Corp.*	22,519
3,672	Diodes, Inc.*	97,235
6,045	Dot Hill Systems Corp.*	42,557
2,232	DSP Group, Inc.*	24,954
1,710	DTS, Inc.*	54,258
10,313	EarthLink Holdings Corp.	71,572
1,779	Eastman Kodak Co.*	33,908
2,834	Ebix, Inc.	100,890
1,653	Electro Rent Corp.	16,976
2,466	Electro Scientific Industries, Inc.	13,489
4,694	Electronics For Imaging, Inc.*	202,922
2,833	Ellie Mae, Inc.*	179,102
3,037	Endurance International Group Holdings, Inc.*	61,742
2,723	EnerNOC, Inc.*	26,195

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14,022	Entegris, Inc.*	$195,326
3,431	Envestnet, Inc.*	150,312
3,587	EPAM Systems, Inc.*	257,941
3,130	EPIQ Systems, Inc.	52,490
525	ePlus, Inc.*	40,766
5,135	Euronet Worldwide, Inc.*	307,073
6,618	EVERTEC, Inc.	147,118
802	Everyday Health, Inc.*	9,945
3,980	Exar Corp.*	43,223
3,292	ExlService Holdings, Inc.*	118,183
9,722	Extreme Networks, Inc.*	26,347
3,538	Fabrinet*	64,321
3,239	Fair Isaac Corp.	284,125
11,798	Fairchild Semiconductor International, Inc.*	235,016
1,736	FARO Technologies, Inc.*	75,742
4,258	FEI Co.	347,453
10,421	Finisar Corp.*	228,220
1,229	Five9, Inc.*	6,256
3,763	Fleetmatics Group PLC*	157,331
5,597	FormFactor, Inc.*	52,108
1,100	Forrester Research, Inc.	37,411
2,437	Gigamon, Inc.*	74,962
6,634	Global Cash Access Holdings, Inc.*	51,281
1,533	Global Sources Ltd.*	8,079
678	Globant S.A.*	17,655
9,057	Glu Mobile, Inc.*	58,689
5,630	Gogo, Inc.*	120,482
900	GrubHub, Inc.*	36,288
3,061	GSI Group, Inc.*	45,701
1,612	GTT Communications, Inc.*	35,512
1,795	Guidance Software, Inc.*	12,242
6,846	Guidewire Software, Inc.*	331,689
2,527	Hackett Group, Inc. (The)	29,894
8,873	Harmonic, Inc.*	60,425
3,611	Heartland Payment Systems, Inc.	193,008
3,423	Higher One Holdings, Inc.*	9,721
724	Hortonworks, Inc.*	19,019
610	HubSpot, Inc.*	30,988
3,707	IGATE Corp.*	176,120
5,295	II-VI, Inc.*	98,858
2,856	Immersion Corp.*	34,529
2,590	Imperva, Inc.*	157,498
13,007	Infinera Corp.*	268,464
5,709	Infoblox, Inc.*	148,377
3,290	Information Services Group, Inc.	12,568
3,155	Inphi Corp.*	75,531
3,906	Insight Enterprises, Inc.*	114,563
13,458	Integrated Device Technology, Inc.*	318,349
3,198	Integrated Silicon Solution, Inc.	65,623
1,689	Interactive Intelligence Group, Inc.*	73,015
3,745	InterDigital, Inc.	219,569
5,473	Internap Corp.*	53,307
12,975	Intersil Corp., Class A	175,162
2,409	Intevac, Inc.*	13,105
3,956	Intralinks Holdings, Inc.*	42,052
7,161	InvenSense, Inc.*	101,400
3,962	Itron, Inc.*	142,196
5,802	Ixia*	72,989
2,463	IXYS Corp.	30,024
4,791	j2 Global, Inc.	318,170
4,288	Jive Software, Inc.*	24,141
4,571	Kemet Corp.*	14,124
2,593	Kimball Electronics, Inc.*	40,399
6,647	Kopin Corp.*	23,132
1,598	KVH Industries, Inc.*	19,927
11,858	Lattice Semiconductor Corp.*	74,231
6,074	Limelight Networks, Inc.*	26,543
6,513	Lionbridge Technologies, Inc.*	35,952
2,475	Liquidity Services, Inc.*	24,552
2,268	Littelfuse, Inc.	219,316
5,461	LivePerson, Inc.*	52,262
2,447	LogMeIn, Inc.*	155,311
790	Luxoft Holding, Inc.*	42,289
1,341	M/A-COM Technology Solutions Holdings, Inc.*	51,173
7,636	Manhattan Associates, Inc.*	418,835
2,413	ManTech International Corp., Class A	68,722
3,309	Marchex, Inc., Class B	16,082
2,654	Marin Software, Inc.*	15,101
2,583	Marketo, Inc.*	77,051
6,821	MAXIMUS, Inc.	445,889
4,776	MaxLinear, Inc., Class A*	47,856
3,016	Maxwell Technologies, Inc.*	15,382
9,757	Mentor Graphics Corp.	254,755
3,351	Mercury Systems, Inc.*	45,741
281	Mesa Laboratories, Inc.	24,801
3,821	Methode Electronics, Inc.	179,320
4,495	Micrel, Inc.	62,570
9,569	Microsemi Corp.*	348,216
914	MicroStrategy, Inc., Class A*	160,846
7,595	Millennial Media, Inc.*	12,684
5,394	MKS Instruments, Inc.	203,408
1,242	MobileIron, Inc.*	7,477
2,059	Model N, Inc.*	23,802
3,726	ModusLink Global Solutions, Inc.*	12,855
2,940	MoneyGram International, Inc.*	28,577
3,890	Monolithic Power Systems, Inc.	212,394
3,982	Monotype Imaging Holdings, Inc.	103,293
9,171	Monster Worldwide, Inc.*	55,668
1,525	MTS Systems Corp.	103,761
903	Multi-Fineline Electronix, Inc.*	22,629
2,408	Nanometrics, Inc.*	37,420
3,485	NETGEAR, Inc.*	108,000
3,672	NetScout Systems, Inc.*	147,174
5,652	NeuStar, Inc., Class A*	154,413
579	New Relic, Inc.*	18,951
4,016	Newport Corp.*	75,862
6,571	NIC, Inc.	110,721
933	Nimble Storage, Inc.*	24,146
1,473	Numerex Corp., Class A*	12,609
488	NVE Corp.	35,053
9,432	Oclaro, Inc.*	24,523
5,651	OmniVision Technologies, Inc.*	152,351
783	OPOWER, Inc.*	9,271
2,009	OSI Systems, Inc.*	145,130
961	Park City Group, Inc.*	11,080
2,104	Park Electrochemical Corp.	45,194
9,745	ParkerVision, Inc.*	3,606
657	Paycom Software, Inc.*	22,837
974	PC Connection, Inc.	24,272
3,075	PDF Solutions, Inc.*	48,985
3,571	Pegasystems, Inc.	78,062
3,482	Perficient, Inc.*	65,879
2,235	Pericom Semiconductor Corp.	29,256
6,685	Photronics, Inc.*	67,452
3,946	Plantronics, Inc.	217,701

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,418	Plexus Corp.*	$155,451
17,469	PMC-Sierra, Inc.*	158,619
13,920	Polycom, Inc.*	187,502
3,065	Power Integrations, Inc.	155,579
2,625	PRGX Global, Inc.*	11,156
2,082	Procera Networks, Inc.*	23,943
5,176	Progress Software Corp.*	136,284
3,929	Proofpoint, Inc.*	232,322
2,370	PROS Holdings, Inc.*	45,623
1,081	Q2 Holdings, Inc.*	25,631
702	QAD, Inc., Class A	16,778
9,032	Qlik Technologies, Inc.*	326,687
8,786	QLogic Corp.*	136,359
14,437	Qorvo, Inc.*	1,186,000
2,026	Qualys, Inc.*	82,499
22,101	Quantum Corp.*	45,086
5,556	QuickLogic Corp.*	8,445
3,495	QuinStreet, Inc.*	20,725
2,505	Rally Software Development Corp.*	48,647
11,461	Rambus, Inc.*	175,239
4,051	RealD, Inc.*	51,124
2,314	RealNetworks, Inc.*	12,889
5,219	RealPage, Inc.*	95,299
832	Reis, Inc.	18,071
3,102	RetailMeNot, Inc.*	62,536
879	Rightside Group Ltd.*	7,199
1,849	Rocket Fuel, Inc.*	15,328
2,825	Rofin-Sinar Technologies, Inc.*	80,371
1,826	Rogers Corp.*	131,929
2,139	Rosetta Stone, Inc.*	16,299
797	Rubicon Project, Inc. (The)*	13,748
2,636	Rubicon Technology, Inc.*	7,091
6,892	Ruckus Wireless, Inc.*	72,435
3,348	Rudolph Technologies, Inc.*	42,654
8,294	Sanmina Corp.*	179,648
2,470	Sapiens International Corp. N.V.	22,353
2,873	ScanSource, Inc.*	111,760
4,006	Science Applications International Corp.	212,318
2,764	SciQuest, Inc.*	42,179
3,311	Seachange International, Inc.*	22,382
6,774	Semtech Corp.*	144,693
6,896	ServiceSource International, Inc.*	30,204
6,300	ShoreTel, Inc.*	43,344
1,533	Shutterstock, Inc.*	98,097
3,482	Silicon Graphics International Corp.*	22,354
4,378	Silicon Laboratories, Inc.*	242,716
3,528	Silver Spring Networks, Inc.*	48,228
4,953	Sonus Networks, Inc.*	38,782
5,961	Speed Commerce, Inc.*	1,520
1,633	SPS Commerce, Inc.*	106,178
6,863	SS&C Technologies Holdings, Inc.	404,437
1,431	Stamps.com, Inc.*	96,292
3,658	Super Micro Computer, Inc.*	122,397
3,969	Sykes Enterprises, Inc.*	96,169
3,630	Synaptics, Inc.*	361,693
3,737	Synchronoss Technologies, Inc.*	164,577
2,872	SYNNEX Corp.	237,428
3,127	Syntel, Inc.*	148,564
8,410	Take-Two Interactive Software, Inc.*	230,182
3,898	Tangoe, Inc.*	49,544
1,670	TechTarget, Inc.*	15,448
4,851	TeleCommunication Systems, Inc., Class A*	15,523
2,744	Telenav, Inc.*	24,778
1,767	TeleTech Holdings, Inc.	44,917
575	TESSCO Technologies, Inc.	10,586
5,387	Tessera Technologies, Inc.	207,669
1,878	Textura Corp.*	54,669
9,619	TiVo, Inc.*	101,288
743	Travelzoo, Inc.*	8,961
3,574	Tremor Video, Inc.*	9,614
783	TrueCar, Inc.*	10,829
5,453	TTM Technologies, Inc.*	53,876
356	TubeMogul, Inc.*	6,027
3,326	Tyler Technologies, Inc.*	404,042
2,994	Ubiquiti Networks, Inc.	95,209
2,856	Ultimate Software Group, Inc. (The)*	462,072
2,967	Ultra Clean Holdings, Inc.*	19,196
2,826	Ultratech, Inc.*	56,350
5,150	Unisys Corp.*	105,781
4,085	Universal Display Corp.*	219,405
9,872	Unwired Planet, Inc.*	6,636
537	Varonis Systems, Inc.*	10,837
2,967	VASCO Data Security International, Inc.*	79,041
4,034	Veeco Instruments, Inc.*	122,150
6,026	Verint Systems, Inc.*	389,701
4,169	ViaSat, Inc.*	262,605
521	Viasystems Group, Inc.*	9,519
8,077	Violin Memory, Inc.*	27,058
4,285	VirnetX Holding Corp.*	20,611
2,620	Virtusa Corp.*	119,210
1,282	Vishay Precision Group, Inc.*	16,922
7,199	Vringo, Inc.*	4,236
5,217	Web.com Group, Inc.*	118,269
3,904	WebMD Health Corp.*	179,194
3,904	WEX, Inc.*	442,675
1,397	Wix.com Ltd.*	34,799
725	Workiva, Inc.*	9,592
5,354	Xcerra Corp.*	41,333
2,712	XO Group, Inc.*	44,043
3,115	Xoom Corp.*	58,593
706	Yodlee, Inc.*	10,124
1,826	YuMe, Inc.*	8,527
1,275	Zendesk, Inc.*	29,363
5,971	Zix Corp.*	27,407
		32,949,483
	Materials — 3.8%

2,943	A. Schulman, Inc.	125,872
1,892	A.M. Castle & Co.*	11,352
410	AEP Industries, Inc.*	20,512
17,839	AK Steel Holding Corp.*	93,833
2,897	American Vanguard Corp.	39,921
836	Ampco-Pittsburgh Corp.	13,794
7,045	Axiall Corp.	265,667
3,065	Balchem Corp.	173,050
9,060	Berry Plastics Group, Inc.*	303,238
3,970	Boise Cascade Co.*	140,697
5,368	Calgon Carbon Corp.	111,440
5,182	Century Aluminum Co.*	57,935
679	Chase Corp.	27,656
6,803	Chemtura Corp.*	188,851
1,926	Clearwater Paper Corp.*	115,579
13,707	Coeur Mining, Inc.*	74,703
11,864	Commercial Metals Co.	190,655

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,119	Deltic Timber Corp.	$72,220
7,226	Ferro Corp.*	109,618
5,420	Flotek Industries, Inc.*	62,276
2,193	FutureFuel Corp.	26,316
6,432	Globe Specialty Metals, Inc.	124,331
3,794	Gold Resource Corp.	11,116
32,943	Graphic Packaging Holding Co.	469,108
5,048	H.B. Fuller Co.	212,571
405	Handy & Harman Ltd.*	12,830
1,069	Hawkins, Inc.	43,573
1,250	Haynes International, Inc.	58,938
7,400	Headwaters, Inc.*	140,452
37,017	Hecla Mining Co.	115,123
5,627	Horsehead Holding Corp.*	69,887
2,211	Innophos Holdings, Inc.	115,215
2,457	Innospec, Inc.	105,356
5,619	Intrepid Potash, Inc.*	65,293
1,817	Kaiser Aluminum Corp.	147,413
8,521	KapStone Paper and Packaging Corp.	229,641
968	KMG Chemicals, Inc.	28,759
2,061	Koppers Holdings, Inc.	53,215
3,303	Kraton Performance Polymers, Inc.*	78,446
2,110	Kronos Worldwide, Inc.	25,742
14,220	Louisiana-Pacific Corp.*	257,240
1,948	LSB Industries, Inc.*	82,848
1,402	Marrone Bio Innovations, Inc.*	2,944
2,075	Materion Corp.	77,169
3,474	Minerals Technologies, Inc.	233,835
18,343	Molycorp, Inc.*	9,724
2,643	Myers Industries, Inc.	45,698
1,669	Neenah Paper, Inc.	100,624
4,468	Noranda Aluminum Holding Corp.	7,864
7,961	Olin Corp.	232,780
917	Olympic Steel, Inc.	16,084
3,047	OM Group, Inc.	80,867
4,772	OMNOVA Solutions, Inc.*	35,838
4,340	P. H. Glatfelter Co.	101,947
8,978	PolyOne Corp.	349,154
1,333	Quaker Chemical Corp.	113,812
22,944	Rentech, Inc.*	27,074
6,571	Resolute Forest Products, Inc.*	78,524
3,093	RTI International Metals, Inc.*	109,090
1,108	Ryerson Holding Corp.*	9,196
2,652	Schnitzer Steel Industries, Inc., Class A	47,497
3,069	Schweitzer-Mauduit International, Inc.	123,865
4,284	Senomyx, Inc.*	24,290
4,709	Sensient Technologies Corp.	318,799
1,937	Stepan Co.	99,678
12,071	Stillwater Mining Co.*	174,909
6,672	SunCoke Energy, Inc.	108,487
1,977	Trecora Resources*	27,164
2,504	Tredegar Corp.	49,704
1,159	Trinseo S.A.*	33,854
6,192	Tronox Ltd., Class A	104,397
5,417	U.S. Silica Holdings, Inc.	167,115
612	UFP Technologies, Inc.*	12,136
198	United States Lime & Minerals, Inc.	11,759
711	Universal Stainless & Alloy Products, Inc.*	12,834
1,429	US Concrete, Inc.*	54,002
6,632	Walter Energy, Inc.	3,138
4,253	Wausau Paper Corp.	41,594
4,884	Worthington Industries, Inc.	132,894
2,316	Zep, Inc.	46,227
		7,898,849
	Telecommunication Services — 0.7%

8,923	8x8, Inc.*	74,418
945	Atlantic Tele-Network, Inc.	63,362
2,337	Boingo Wireless, Inc.*	21,010
21,065	Cincinnati Bell, Inc.*	77,098
4,695	Cogent Communications Holdings, Inc.	147,517
5,077	Consolidated Communications Holdings, Inc.	105,195
2,093	FairPoint Communications, Inc.*	42,237
3,618	General Communication, Inc., Class A*	58,141
27,663	Globalstar, Inc.*	73,307
1,067	Hawaiian Telcom Holdco, Inc.*	27,006
1,697	IDT Corp., Class B	30,529
6,118	inContact, Inc.*	59,467
3,269	Inteliquent, Inc.	57,632
2,757	Intelsat S.A.*	29,472
8,123	Iridium Communications, Inc.*	84,073
1,895	Lumos Networks Corp.	27,042
1,797	magicJack VocalTec Ltd.*	14,825
1,707	NTELOS Holdings Corp.	14,766
5,540	ORBCOMM, Inc.*	37,894
4,861	Premiere Global Services, Inc.*	49,096
2,823	RingCentral, Inc., Class A*	48,245
2,428	Shenandoah Telecommunications Co.	76,312
2,183	Spok Holdings, Inc.	37,875
17,553	Vonage Holdings Corp.*	81,797
		1,338,316
	Utilities — 3.0%

2,879	Abengoa Yield PLC	110,669
4,874	ALLETE, Inc.	245,406
3,907	American States Water Co.	150,146
782	Artesian Resources Corp., Class A	16,672
12,160	Atlantic Power Corp.	35,872
6,063	Avista Corp.	194,016
4,497	Black Hills Corp.	214,867
4,817	California Water Service Group	115,078
1,466	Chesapeake Utilities Corp.	77,156
6,082	Cleco Corp.	329,948
1,097	Connecticut Water Service, Inc.	38,669
12,381	Dynegy, Inc.*	400,402
4,062	El Paso Electric Co.	147,735
4,353	Empire District Electric Co. (The)	101,599
5,069	IDACORP, Inc.	301,453
4,345	Laclede Group, Inc. (The)	232,501
3,493	MGE Energy, Inc.	135,284
1,611	Middlesex Water Co.	35,168
8,491	New Jersey Resources Corp.	255,324
2,734	Northwest Natural Gas Co.	122,210
4,727	NorthWestern Corp.	245,899
2,398	NRG Yield, Inc., Class A	63,547
2,398	NRG Yield, Inc., Class C	64,914
5,237	ONE Gas, Inc.	232,156
3,318	Ormat Technologies, Inc.	123,098
3,675	Otter Tail Corp.	99,298
4,424	Pattern Energy Group, Inc.	125,819
7,853	Piedmont Natural Gas Co., Inc.	292,838

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,026	PNM Resources, Inc.	$213,411
7,878	Portland General Electric Co.	275,415
1,580	SJW Corp.	47,590
6,646	South Jersey Industries, Inc.	175,388
4,686	Southwest Gas Corp.	255,200
302	Spark Energy, Inc., Class A	4,180
2,867	TerraForm Power, Inc., Class A*	115,053
5,696	UIL Holdings Corp.	288,730
1,399	Unitil Corp.	47,342
2,076	Vivint Solar, Inc.*	29,894
5,230	WGL Holdings, Inc.	300,934
1,304	York Water Co. (The)	29,157
		6,290,038
	Total Common Stocks (Cost $167,737,833)	181,655,332

No. of Rights
	Rights — 0.1%
4,361	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	42,607
49,993	Leap Wireless International, Inc.*^(c)	125,983
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	—
	Total Rights (Cost $—)	168,590

No. of Warrants
Warrant — 0.0%‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	—
	Total Warrant (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 0.8%
	U.S. Treasury Bill
$1,624,000	0.00%, due 06/04/15	1,623,989
	Total U.S. Government & Agency Security (Cost 1,623,989)	1,623,989

	Repurchase Agreements (a)(b) — 20.9%
43,357,386	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $43,357,656	43,357,386
	Total Repurchase Agreements (Cost $43,357,386)	43,357,386

	Total Investment Securities (Cost $212,719,208) — 109.4%	226,805,297
	Liabilities in excess of other assets — (9.4)%	(19,446,179)
	Net Assets — 100.0%	$207,359,118

*                 Non-income producing security.

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $168,590 or 0.08% of net assets.

‡                 Amount represents less than 0.05%.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $80,107,686.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)          Security has been deemed to be illiquid as of May 31, 2015.

REIT                  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,126,346
Aggregate gross unrealized depreciation	(11,822,524)
Net unrealized appreciation	$9,303,822
Federal income tax cost of investments	$217,501,475

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	179	06/19/15	$22,265,810	$178,131

Cash collateral in the amount of $1,004,190 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements(1)

Ultra Russell2000 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$41,924,353	11/07/16	Bank of America, N.A.	0.00%	Russell 2000® Index	$6,363,765	$(6,363,765)	$—	$—
18,133,370	11/06/15	Citibank, N.A.	(0.05)%	Russell 2000® Index	(30,383,134)	28,644,287	1,738,847	—
4,445,836	11/06/15	Credit Suisse International	(0.07)%	Russell 2000® Index	852,349	(272,186)	(446,000)	134,163
417,604	11/06/15	Deutsche Bank AG	(0.25)%	iShares® Russell 2000 ETF	647,093
36,530,347	11/06/15	Deutsche Bank AG	(0.05)%	Russell 2000® Index	351,172
36,947,951					998,265	—	(998,265)	—
9,551,268	01/06/16	Goldman Sachs International	0.05%	Russell 2000® Index	(2,284,997)	2,187,356	97,641	—
2,591,240	11/06/15	Morgan Stanley & Co. International PLC	(0.32)%	iShares® Russell 2000 ETF	759,025
44,424,462	11/06/15	Morgan Stanley & Co. International PLC	(0.07)%	Russell 2000® Index	2,628,585
47,015,702					3,387,610	(3,387,610)	—	—
13,476,358	11/06/15	Societe Generale	0.18%	Russell 2000® Index	(6,425,409)	6,201,043	224,366	—
39,261,861	11/06/15	UBS AG	0.03%	Russell 2000® Index	4,736,952	(4,736,952)	—	—
$210,756,699					$(22,754,599)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

Ultra SmallCap600

Shares		Value
	Common Stocks (a) — 60.4%
	Consumer Discretionary — 9.1%

1,437	Aeropostale, Inc.*	$2,716
313	American Public Education, Inc.*	7,565
235	Arctic Cat, Inc.	7,774
823	Barnes & Noble, Inc.*	19,357
331	Big 5 Sporting Goods Corp.	4,809
31	Biglari Holdings, Inc.*	10,952
396	BJ’s Restaurants, Inc.*	18,129
216	Blue Nile, Inc.*	5,964
429	Bob Evans Farms, Inc.	19,704
1,429	Boyd Gaming Corp.*	20,449
510	Buckle, Inc. (The)	21,716
794	Caleres, Inc.	24,558
1,408	Callaway Golf Co.	13,292
197	Capella Education Co.	10,494
1,091	Career Education Corp.*	4,113
467	Cato Corp. (The), Class A	17,414
385	Children’s Place, Inc. (The)	25,179
671	Christopher & Banks Corp.*	3,852
435	Cracker Barrel Old Country Store, Inc.	61,370
1,414	Crocs, Inc.*	21,267
302	DineEquity, Inc.	29,475
555	Dorman Products, Inc.*	25,896
435	Drew Industries, Inc.	26,709
948	E.W. Scripps Co. (The), Class A	22,212
472	Ethan Allen Interiors, Inc.	11,847
848	Finish Line, Inc. (The), Class A	22,192
768	Francesca’s Holdings Corp.*	12,035
629	Fred’s, Inc., Class A	11,020
339	FTD Cos., Inc.*	9,333
694	G-III Apparel Group Ltd.*	39,461
437	Genesco, Inc.*	28,925
647	Gentherm, Inc.*	33,165
387	Group 1 Automotive, Inc.	31,854
774	Harte-Hanks, Inc.	4,845
374	Haverty Furniture Cos., Inc.	7,858
485	Helen of Troy Ltd.*	42,433
454	Hibbett Sports, Inc.*	21,134
870	Iconix Brand Group, Inc.*	22,463
715	Interval Leisure Group, Inc.	18,604
539	iRobot Corp.*	17,221
692	Jack in the Box, Inc.	60,073
2	Journal Media Group, Inc.	16
268	Kirkland’s, Inc.*	7,040
930	La-Z-Boy, Inc.	24,673
414	Lithia Motors, Inc., Class A	44,070
491	Lumber Liquidators Holdings, Inc.*	10,016
445	M/I Homes, Inc.*	10,355
333	Marcus Corp. (The)	6,527
458	MarineMax, Inc.*	10,955
508	Marriott Vacations Worldwide Corp.	44,846
829	Men’s Wearhouse, Inc. (The)	48,090
679	Meritage Homes Corp.*	29,781
183	Monarch Casino & Resort, Inc.*	3,547
575	Monro Muffler Brake, Inc.	33,931
329	Movado Group, Inc.	8,607
526	Nutrisystem, Inc.	11,972
344	Outerwall, Inc.	26,371
263	Oxford Industries, Inc.	19,954
535	Papa John’s International, Inc.	36,760
971	Pep Boys-Manny Moe & Jack (The)*	9,836
218	Perry Ellis International, Inc.*	5,354
368	PetMed Express, Inc.	6,142
1,094	Pinnacle Entertainment, Inc.*	40,445
792	Pool Corp.	52,494
420	Popeyes Louisiana Kitchen, Inc.*	23,356
2,240	Quiksilver, Inc.*	3,069
255	Red Robin Gourmet Burgers, Inc.*	21,264
809	Regis Corp.*	13,073
1,124	Ruby Tuesday, Inc.*	7,014
631	Ruth’s Hospitality Group, Inc.	9,295
848	Ryland Group, Inc. (The)	35,675
487	Scholastic Corp.	21,647
894	Scientific Games Corp., Class A*	13,607
957	Select Comfort Corp.*	29,811
403	Sizmek, Inc.*	2,817
746	Skechers U.S.A., Inc., Class A*	78,979
601	Sonic Automotive, Inc., Class A	13,973
924	Sonic Corp.	27,849
575	Stage Stores, Inc.	9,309
379	Standard Motor Products, Inc.	13,329
2,671	Standard Pacific Corp.*	22,009
514	Stein Mart, Inc.	5,459
1,017	Steven Madden Ltd.*	38,422
198	Strayer Education, Inc.*	9,074
340	Sturm Ruger & Co., Inc.	18,272
420	Superior Industries International, Inc.	8,102
1,141	Texas Roadhouse, Inc.	39,958
796	Tuesday Morning Corp.*	10,205
261	Unifi, Inc.*	8,488
289	Universal Electronics, Inc.*	14,976
392	Universal Technical Institute, Inc.	3,293
560	Vitamin Shoppe, Inc.*	22,232
359	VOXX International Corp.*	3,069
489	Winnebago Industries, Inc.	10,626
1,872	Wolverine World Wide, Inc.	54,999
393	Zumiez, Inc.*	11,735
		1,916,197
	Consumer Staples — 1.9%

485	Andersons, Inc. (The)	21,505
1,050	B&G Foods, Inc.	32,487
279	Calavo Growers, Inc.	14,075
545	Cal-Maine Foods, Inc.	30,896
706	Casey’s General Stores, Inc.	61,556
771	Central Garden & Pet Co., Class A*	7,525
2,991	Darling Ingredients, Inc.*	46,959
480	Diamond Foods, Inc.*	13,661
310	Inter Parfums, Inc.	10,363
272	J&J Snack Foods Corp.	29,322
203	Medifast, Inc.*	6,534
375	Sanderson Farms, Inc.	30,574
128	Seneca Foods Corp., Class A*	3,610
947	Snyder’s-Lance, Inc.	28,287
687	SpartanNash Co.	21,476
411	Universal Corp.	21,162
250	WD-40 Co.	21,092
		401,084
	Energy — 1.9%

678	Approach Resources, Inc.*	4,753
3,855	Arch Coal, Inc.*	1,889
615	Basic Energy Services, Inc.*	5,357
899	Bill Barrett Corp.*	7,938
699	Bonanza Creek Energy, Inc.*	14,525
632	Bristow Group, Inc.	36,656
359	CARBO Ceramics, Inc.	15,311
845	Carrizo Oil & Gas, Inc.*	42,385

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,108	Cloud Peak Energy, Inc.*	$6,393
805	Comstock Resources, Inc.	2,850
285	Contango Oil & Gas Co.*	3,927
352	Era Group, Inc.*	7,392
1,250	Exterran Holdings, Inc.	41,325
239	Geospace Technologies Corp.*	4,919
621	Green Plains, Inc.	20,406
243	Gulf Island Fabrication, Inc.	2,736
456	GulfMark Offshore, Inc., Class A	6,124
575	Hornbeck Offshore Services, Inc.*	12,794
2,330	ION Geophysical Corp.*	3,309
485	Matrix Service Co.*	8,182
1,527	Newpark Resources, Inc.*	12,949
1,033	Northern Oil and Gas, Inc.*	7,055
1,539	Paragon Offshore PLC	2,555
714	PDC Energy, Inc.*	42,583
1,300	Penn Virginia Corp.*	6,045
1,064	PetroQuest Energy, Inc.*	1,841
1,159	Pioneer Energy Services Corp.*	8,136
903	Rex Energy Corp.*	4,533
313	SEACOR Holdings, Inc.*	21,947
1,015	Stone Energy Corp.*	13,784
799	Swift Energy Co.*	1,694
1,642	Synergy Resources Corp.*	18,899
655	Tesco Corp.	7,873
1,445	TETRA Technologies, Inc.*	9,089
		408,154
	Financials — 13.9%

1,237	Acadia Realty Trust (REIT)	38,372
320	Agree Realty Corp. (REIT)	9,699
673	American Assets Trust, Inc. (REIT)	26,483
1,396	American Equity Investment Life Holding Co.	35,472
344	AMERISAFE, Inc.	14,703
1,048	Associated Estates Realty Corp. (REIT)	29,962
1,597	Astoria Financial Corp.	20,937
788	Bank Mutual Corp.	5,595
349	Banner Corp.	15,712
1,444	BBCN Bancorp, Inc.	20,794
241	BofI Holding, Inc.*	22,693
1,510	Boston Private Financial Holdings, Inc.	18,935
1,272	Brookline Bancorp, Inc.	13,916
310	Calamos Asset Management, Inc., Class A	3,797
1,739	Capstead Mortgage Corp. (REIT)	20,572
581	Cardinal Financial Corp.	11,992
511	CareTrust REIT, Inc. (REIT)	6,663
523	Cash America International, Inc.	14,058
1,342	Cedar Realty Trust, Inc. (REIT)	9,058
479	Central Pacific Financial Corp.	11,218
1,049	Chesapeake Lodging Trust (REIT)	32,592
275	City Holding Co.	12,419
970	Columbia Banking System, Inc.	29,304
741	Community Bank System, Inc.	26,165
469	CoreSite Realty Corp. (REIT)	22,137
3,734	Cousins Properties, Inc. (REIT)	36,033
1,752	CVB Financial Corp.	28,733
3,641	DiamondRock Hospitality Co. (REIT)	47,952
549	Dime Community Bancshares, Inc.	8,998
581	EastGroup Properties, Inc. (REIT)	32,321
873	Education Realty Trust, Inc. (REIT)	28,757
324	eHealth, Inc.*	4,225
572	Employers Holdings, Inc.	12,939
436	Encore Capital Group, Inc.*	17,314
479	Enova International, Inc.*	9,340
1,036	EPR Properties (REIT)	59,746
670	Evercore Partners, Inc., Class A	34,150
886	EZCORP, Inc., Class A*	7,035
944	Financial Engines, Inc.	40,498
1,895	First BanCorp./Puerto Rico*	11,597
515	First Cash Financial Services, Inc.*	23,994
1,643	First Commonwealth Financial Corp.	14,951
1,116	First Financial Bancorp	19,385
1,164	First Financial Bankshares, Inc.	35,071
1,416	First Midwest Bancorp, Inc./IL	25,148
3,136	FNB Corp./PA	42,305
610	Forestar Group, Inc.*	8,143
1,619	Franklin Street Properties Corp. (REIT)	18,797
771	FXCM, Inc., Class A	1,110
1,347	GEO Group, Inc. (The) (REIT)	51,092
473	Getty Realty Corp. (REIT)	7,961
1,364	Glacier Bancorp, Inc.	38,383
1,278	Government Properties Income Trust (REIT)	24,947
732	Green Dot Corp., Class A*	10,724
486	Greenhill & Co., Inc.	18,925
579	Hanmi Financial Corp.	12,810
162	HCI Group, Inc.	7,003
1,805	Healthcare Realty Trust, Inc. (REIT)	42,995
595	HFF, Inc., Class A	23,943
1,067	Home BancShares, Inc./AR	36,395
747	Horace Mann Educators Corp.	25,712
475	Independent Bank Corp./MA	21,427
208	Infinity Property & Casualty Corp.	15,049
1,604	Inland Real Estate Corp. (REIT)	16,265
1,062	Interactive Brokers Group, Inc., Class A	37,913
631	Investment Technology Group, Inc.	16,949
1,516	Kite Realty Group Trust (REIT)	41,008
658	LegacyTexas Financial Group, Inc.	17,069
3,837	Lexington Realty Trust (REIT)	35,224
646	LTC Properties, Inc. (REIT)	27,190
678	MarketAxess Holdings, Inc.	59,969
1,161	MB Financial, Inc.	37,407
846	Meadowbrook Insurance Group, Inc.	7,208
3,790	Medical Properties Trust, Inc. (REIT)	51,392
673	Montpelier Re Holdings Ltd.	25,621
2,539	National Penn Bancshares, Inc.	27,167
198	Navigators Group, Inc. (The)*	15,369
803	NBT Bancorp, Inc.	19,770
1,720	Northwest Bancshares, Inc.	20,812
810	OFG Bancorp	10,643
1,980	Old National Bancorp/IN	26,948
682	Oritani Financial Corp.	10,039
1,529	Parkway Properties, Inc./MD (REIT)	26,284
1,254	Pennsylvania Real Estate Investment Trust (REIT)	27,989
591	Pinnacle Financial Partners, Inc.	29,260
303	Piper Jaffray Cos.*	14,368
991	Post Properties, Inc. (REIT)	56,299
880	PRA Group, Inc.*	49,949
1,283	PrivateBancorp, Inc.	48,921
1,013	ProAssurance Corp.	45,767
978	Provident Financial Services, Inc.	17,780
352	PS Business Parks, Inc. (REIT)	25,731

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,694	Retail Opportunity Investments Corp. (REIT)	$27,663
673	RLI Corp.	32,755
517	S&T Bancorp, Inc.	14,006
1,076	Sabra Health Care REIT, Inc. (REIT)	28,514
229	Safety Insurance Group, Inc.	12,778
204	Saul Centers, Inc. (REIT)	10,275
1,033	Selective Insurance Group, Inc.	28,005
283	Simmons First National Corp., Class A	12,180
422	Southside Bancshares, Inc.	11,333
646	Sovran Self Storage, Inc. (REIT)	58,922
1,633	Sterling Bancorp/DE	22,062
401	Stewart Information Services Corp.	15,066
1,563	Summit Hotel Properties, Inc. (REIT)	20,882
3,307	Susquehanna Bancshares, Inc.	45,934
1,050	Talmer Bancorp, Inc., Class A	16,685
831	Texas Capital Bancshares, Inc.*	45,206
216	Tompkins Financial Corp.	11,016
1,724	TrustCo Bank Corp./NY	11,654
690	UMB Financial Corp.	35,735
1,158	United Bankshares, Inc./WV	43,842
821	United Community Banks, Inc./GA	15,722
381	United Fire Group, Inc.	11,624
300	United Insurance Holdings Corp.	4,326
241	Universal Health Realty Income Trust (REIT)	11,544
545	Universal Insurance Holdings, Inc.	13,914
509	Urstadt Biddle Properties, Inc., Class A (REIT)	10,241
127	Virtus Investment Partners, Inc.	15,800
508	Walker & Dunlop, Inc.*	12,507
465	Westamerica Bancorp.	21,278
1,281	Wilshire Bancorp, Inc.	14,142
858	Wintrust Financial Corp.	42,986
164	World Acceptance Corp.*	13,377
		2,917,441
	Health Care — 7.8%

385	Abaxis, Inc.	20,447
672	Abiomed, Inc.*	40,132
497	Aceto Corp.	11,714
774	Acorda Therapeutics, Inc.*	23,591
1,357	Affymetrix, Inc.*	15,918
649	Air Methods Corp.*	27,362
432	Albany Molecular Research, Inc.*	8,705
143	Almost Family, Inc.*	5,491
611	Amedisys, Inc.*	18,953
855	AMN Healthcare Services, Inc.*	22,734
861	Amsurg Corp.*	57,980
225	Analogic Corp.	19,037
466	AngioDynamics, Inc.*	7,479
149	ANI Pharmaceuticals, Inc.*	7,507
270	Anika Therapeutics, Inc.*	9,107
449	Bio-Reference Laboratories, Inc.*	14,916
564	Cambrex Corp.*	22,571
641	Cantel Medical Corp.	29,845
309	Chemed Corp.	38,375
189	Computer Programs & Systems, Inc.	9,890
500	CONMED Corp.	27,770
160	CorVel Corp.*	5,744
545	Cross Country Healthcare, Inc.*	5,788
456	CryoLife, Inc.	4,884
472	Cyberonics, Inc.*	30,213
393	Cynosure, Inc., Class A*	14,030
1,082	Depomed, Inc.*	22,570
537	Emergent Biosolutions, Inc.*	17,109
411	Ensign Group, Inc. (The)	19,058
629	ExamWorks Group, Inc.*	25,713
460	Greatbatch, Inc.*	23,911
935	Haemonetics Corp.*	38,634
641	Hanger, Inc.*	14,737
434	HealthStream, Inc.*	12,313
645	Healthways, Inc.*	9,778
250	ICU Medical, Inc.*	24,250
1,205	Impax Laboratories, Inc.*	56,647
458	Integra LifeSciences Holdings Corp.*	30,764
531	Invacare Corp.	11,539
314	IPC Healthcare, Inc.*	15,502
1,516	Kindred Healthcare, Inc.	34,732
174	Landauer, Inc.	5,930
481	Lannett Co., Inc.*	26,758
223	LHC Group, Inc.*	8,197
324	Ligand Pharmaceuticals, Inc.*	28,548
694	Luminex Corp.*	11,638
484	Magellan Health, Inc.*	32,733
869	Masimo Corp.*	30,502
1,094	MedAssets, Inc.*	22,832
1,189	Medicines Co. (The)*	33,720
989	Medidata Solutions, Inc.*	57,372
757	Meridian Bioscience, Inc.	13,777
792	Merit Medical Systems, Inc.*	16,284
589	Molina Healthcare, Inc.*	42,844
1,064	Momenta Pharmaceuticals, Inc.*	21,120
579	Natus Medical, Inc.*	22,616
671	Neogen Corp.*	31,363
874	NuVasive, Inc.*	44,181
646	Omnicell, Inc.*	23,889
995	PAREXEL International Corp.*	66,138
548	PharMerica Corp.*	18,226
949	Prestige Brands Holdings, Inc.*	41,680
216	Providence Service Corp. (The)*	10,381
799	Quality Systems, Inc.	12,656
558	Repligen Corp.*	22,744
412	Sagent Pharmaceuticals, Inc.*	9,200
1,763	Select Medical Holdings Corp.	28,825
1,050	Spectrum Pharmaceuticals, Inc.*	6,583
235	SurModics, Inc.*	5,800
284	Vascular Solutions, Inc.*	9,267
1,298	West Pharmaceutical Services, Inc.	70,274
		1,633,518
	Industrials — 9.7%

756	AAON, Inc.	17,895
613	AAR Corp.	18,108
946	ABM Industries, Inc.	30,688
1,120	Actuant Corp., Class A	26,320
678	Aegion Corp.*	12,082
1,138	Aerojet Rocketdyne Holdings, Inc.*	23,614
364	Aerovironment, Inc.*	9,409
520	Albany International Corp., Class A	20,582
247	Allegiant Travel Co.	38,895
136	American Science & Engineering, Inc.	5,322
228	American Woodmark Corp.*	11,706
527	Apogee Enterprises, Inc.	28,316
746	Applied Industrial Technologies, Inc.	31,608
439	ArcBest Corp.	15,009

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
341	Astec Industries, Inc.	$14,100
450	Atlas Air Worldwide Holdings, Inc.*	24,516
467	AZZ, Inc.	22,383
893	Barnes Group, Inc.	35,952
866	Brady Corp., Class A	21,910
817	Briggs & Stratton Corp.	15,597
882	Brink’s Co. (The)	28,189
264	CDI Corp.	3,266
495	Celadon Group, Inc.	11,543
321	CIRCOR International, Inc.	17,116
673	Comfort Systems USA, Inc.	15,109
395	Cubic Corp.	18,881
867	Curtiss-Wright Corp.	62,502
234	DXP Enterprises, Inc.*	9,596
618	Dycom Industries, Inc.*	35,584
434	Echo Global Logistics, Inc.*	13,966
1,144	EMCOR Group, Inc.	51,903
339	Encore Wire Corp.	14,808
803	EnerSys	53,512
317	Engility Holdings, Inc.	8,851
414	EnPro Industries, Inc.	25,039
475	ESCO Technologies, Inc.	17,718
234	Exponent, Inc.	19,918
1,139	Federal Signal Corp.	16,948
554	Forward Air Corp.	28,736
717	Franklin Electric Co., Inc.	25,231
362	G&K Services, Inc., Class A	25,224
888	General Cable Corp.	16,774
527	Gibraltar Industries, Inc.*	9,444
762	Griffon Corp.	12,169
992	Hawaiian Holdings, Inc.*	24,026
1,294	Healthcare Services Group, Inc.	39,092
1,005	Heartland Express, Inc.	21,356
298	Heidrick & Struggles International, Inc.	7,492
1,143	Hillenbrand, Inc.	35,113
623	Hub Group, Inc., Class A*	26,428
410	Insperity, Inc.	21,574
1,209	Interface, Inc.	26,030
532	John Bean Technologies Corp.	19,987
493	Kaman Corp.	20,883
542	Kelly Services, Inc., Class A	8,412
1,105	Knight Transportation, Inc.	31,603
915	Korn/Ferry International	29,362
218	Lindsay Corp.	17,558
314	Lydall, Inc.*	8,607
788	Matson, Inc.	31,741
539	Matthews International Corp., Class A	26,761
838	Mobile Mini, Inc.	33,252
723	Moog, Inc., Class A*	49,620
1,034	Mueller Industries, Inc.	36,045
89	National Presto Industries, Inc.	6,186
874	Navigant Consulting, Inc.*	11,895
842	On Assignment, Inc.*	31,567
500	Orion Marine Group, Inc.*	3,755
865	PGT, Inc.*	10,345
168	Powell Industries, Inc.	6,095
615	Quanex Building Products Corp.	10,941
911	Republic Airways Holdings, Inc.*	9,529
683	Resources Connection, Inc.	10,716
504	Roadrunner Transportation Systems, Inc.*	12,534
448	Saia, Inc.*	18,341
760	Simpson Manufacturing Co., Inc.	25,779
932	SkyWest, Inc.	13,794
232	Standex International Corp.	18,562
954	TASER International, Inc.*	30,127
335	Tennant Co.	21,360
1,119	Tetra Tech, Inc.	29,273
976	Titan International, Inc.	10,394
1,011	Toro Co. (The)	69,142
755	TrueBlue, Inc.*	21,502
285	UniFirst Corp.	32,578
700	United Stationers, Inc.	27,188
363	Universal Forest Products, Inc.	20,096
393	US Ecology, Inc.	18,121
1,666	UTi Worldwide, Inc.*	16,027
148	Veritiv Corp.*	6,126
364	Viad Corp.	9,770
302	Vicor Corp.*	4,116
600	WageWorks, Inc.*	25,728
514	Watts Water Technologies, Inc., Class A	27,309
		2,039,877
	Information Technology — 10.0%

970	ADTRAN, Inc.	16,703
694	Advanced Energy Industries, Inc.*	19,793
269	Agilysys, Inc.*	2,429
496	Anixter International, Inc.*	33,728
262	Badger Meter, Inc.	16,904
194	Bel Fuse, Inc., Class B	4,346
956	Benchmark Electronics, Inc.*	22,217
279	Black Box Corp.	5,597
841	Blackbaud, Inc.	43,110
745	Blucora, Inc.*	11,816
685	Bottomline Technologies (de), Inc.*	18,036
1,222	Brooks Automation, Inc.	13,735
430	Cabot Microelectronics Corp.*	19,857
439	CACI International, Inc., Class A*	37,587
653	CalAmp Corp.*	12,890
813	Cardtronics, Inc.*	29,675
366	CEVA, Inc.*	7,518
760	Checkpoint Systems, Inc.	7,425
1,285	Ciber, Inc.*	4,318
1,139	Cirrus Logic, Inc.*	42,997
449	Coherent, Inc.*	27,946
466	Cohu, Inc.	6,249
607	comScore, Inc.*	34,344
296	Comtech Telecommunications Corp.	8,892
623	CSG Systems International, Inc.	19,431
607	CTS Corp.	11,442
712	Daktronics, Inc.	7,675
809	Dealertrack Technologies, Inc.*	33,735
687	DHI Group, Inc.*	5,819
442	Digi International, Inc.*	4,402
666	Diodes, Inc.*	17,636
392	DSP Group, Inc.*	4,383
312	DTS, Inc.*	9,900
533	Ebix, Inc.	18,975
485	Electro Scientific Industries, Inc.	2,653
852	Electronics For Imaging, Inc.*	36,832
579	EPIQ Systems, Inc.	9,710
861	Exar Corp.*	9,350
573	ExlService Holdings, Inc.*	20,571
539	Fabrinet*	9,799
314	FARO Technologies, Inc.*	13,700
197	Forrester Research, Inc.	6,700
1,610	Harmonic, Inc.*	10,964
661	Heartland Payment Systems, Inc.	35,330
646	IGATE Corp.*	30,691

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
942	II-VI, Inc.*	$17,587
722	Insight Enterprises, Inc.*	21,176
312	Interactive Intelligence Group, Inc.*	13,488
1,070	Ixia*	13,461
832	j2 Global, Inc.	55,253
1,101	Kopin Corp.*	3,831
1,394	Kulicke & Soffa Industries, Inc.*	18,484
446	Liquidity Services, Inc.*	4,424
410	Littelfuse, Inc.	39,647
903	LivePerson, Inc.*	8,642
444	LogMeIn, Inc.*	28,181
1,348	Manhattan Associates, Inc.*	73,938
428	ManTech International Corp., Class A	12,189
589	Mercury Systems, Inc.*	8,040
696	Methode Electronics, Inc.	32,663
809	Micrel, Inc.	11,261
1,727	Microsemi Corp.*	62,846
164	MicroStrategy, Inc., Class A*	28,861
966	MKS Instruments, Inc.	36,428
656	Monolithic Power Systems, Inc.	35,818
714	Monotype Imaging Holdings, Inc.	18,521
1,649	Monster Worldwide, Inc.*	10,009
272	MTS Systems Corp.	18,507
433	Nanometrics, Inc.*	6,729
630	NETGEAR, Inc.*	19,524
681	NetScout Systems, Inc.*	27,294
719	Newport Corp.*	13,582
1,104	NIC, Inc.	18,602
338	OSI Systems, Inc.*	24,417
381	Park Electrochemical Corp.	8,184
639	Perficient, Inc.*	12,090
369	Pericom Semiconductor Corp.	4,830
611	Plexus Corp.*	27,788
533	Power Integrations, Inc.	27,055
920	Progress Software Corp.*	24,224
1,586	QLogic Corp.*	24,615
630	QuinStreet, Inc.*	3,736
511	Rofin-Sinar Technologies, Inc.*	14,538
335	Rogers Corp.*	24,204
586	Rudolph Technologies, Inc.*	7,466
1,510	Sanmina Corp.*	32,707
521	ScanSource, Inc.*	20,267
266	Stamps.com, Inc.*	17,899
642	Super Micro Computer, Inc.*	21,481
707	Sykes Enterprises, Inc.*	17,131
667	Synaptics, Inc.*	66,460
664	Synchronoss Technologies, Inc.*	29,243
509	SYNNEX Corp.	42,079
1,532	Take-Two Interactive Software, Inc.*	41,931
663	Tangoe, Inc.*	8,427
316	TeleTech Holdings, Inc.	8,033
855	Tessera Technologies, Inc.	32,960
972	TTM Technologies, Inc.*	9,603
498	Ultratech, Inc.*	9,930
527	VASCO Data Security International, Inc.*	14,039
733	Veeco Instruments, Inc.*	22,195
796	ViaSat, Inc.*	50,140
490	Virtusa Corp.*	22,295
439	XO Group, Inc.*	7,129
		2,103,892
	Materials — 3.4%

529	A. Schulman, Inc.	22,625
316	A.M. Castle & Co.*	1,896
3,228	AK Steel Holding Corp.*	16,979
461	American Vanguard Corp.	6,353
562	Balchem Corp.	31,731
717	Boise Cascade Co.*	25,410
959	Calgon Carbon Corp.	19,909
939	Century Aluminum Co.*	10,498
348	Clearwater Paper Corp.*	20,883
201	Deltic Timber Corp.	12,973
901	Flotek Industries, Inc.*	10,353
405	FutureFuel Corp.	4,860
1,165	Globe Specialty Metals, Inc.	22,519
913	H.B. Fuller Co.	38,446
172	Hawkins, Inc.	7,011
226	Haynes International, Inc.	10,656
1,338	Headwaters, Inc.*	25,395
390	Innophos Holdings, Inc.	20,323
1,022	Intrepid Potash, Inc.*	11,876
320	Kaiser Aluminum Corp.	25,962
1,535	KapStone Paper and Packaging Corp.	41,368
372	Koppers Holdings, Inc.	9,605
572	Kraton Performance Polymers, Inc.*	13,585
353	LSB Industries, Inc.*	15,013
365	Materion Corp.	13,574
452	Myers Industries, Inc.	7,815
304	Neenah Paper, Inc.	18,328
166	Olympic Steel, Inc.	2,912
549	OM Group, Inc.	14,570
783	P. H. Glatfelter Co.	18,393
241	Quaker Chemical Corp.	20,577
778	Rayonier Advanced Materials, Inc.	12,829
558	RTI International Metals, Inc.*	19,681
554	Schweitzer-Mauduit International, Inc.	22,359
347	Stepan Co.	17,857
2,188	Stillwater Mining Co.*	31,704
1,204	SunCoke Energy, Inc.	19,577
462	Tredegar Corp.	9,171
968	U.S. Silica Holdings, Inc.	29,863
908	Wausau Paper Corp.	8,880
418	Zep, Inc.	8,343
		702,662
	Telecommunication Services — 0.5%

1,632	8x8, Inc.*	13,611
182	Atlantic Tele-Network, Inc.	12,203
3,806	Cincinnati Bell, Inc.*	13,930
850	Consolidated Communications Holdings, Inc.	17,612
560	General Communication, Inc., Class A*	8,999
1,433	Iridium Communications, Inc.*	14,831
371	Lumos Networks Corp.	5,294
393	Spok Holdings, Inc.	6,819
		93,299
	Utilities — 2.2%

763	ALLETE, Inc.	38,417
694	American States Water Co.	26,670
1,042	Avista Corp.	33,344
733	El Paso Electric Co.	26,659
786	Laclede Group, Inc. (The)	42,059
1,551	New Jersey Resources Corp.	46,639
495	Northwest Natural Gas Co.	22,126
854	NorthWestern Corp.	44,425

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,431	Piedmont Natural Gas Co., Inc.	$53,362
1,236	South Jersey Industries, Inc.	32,618
847	Southwest Gas Corp.	46,128
1,027	UIL Holdings Corp.	52,059
		464,506
	Total Common Stocks (Cost $13,201,870)	12,680,630

Principal Amount
	Repurchase Agreements (a)(b) — 8.8%
$1,849,725	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,849,737	1,849,725
	Total Repurchase Agreements (Cost $1,849,725)	1,849,725

	Total Investment Securities (Cost $15,051,595) — 69.2%	14,530,355
	Other assets less liabilities — 30.8%	6,468,215
	Net Assets — 100.0%	$20,998,570

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,456,994.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT        Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,006,888
Aggregate gross unrealized depreciation	(1,609,198)
Net unrealized depreciation	$(602,310)
Federal income tax cost of investments	$15,132,665

Swap Agreements(1)

Ultra SmallCap600 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$2,220,791	01/06/16	Bank of America, N.A.	0.38%	S&P SmallCap 600®	$1,974,867	$(1,926,609)	$—	$48,258
6,864,952	11/06/15	Citibank, N.A.	0.15%	S&P SmallCap 600®	1,098,908	(1,098,908)	—	—
1,790,274	11/06/15	Credit Suisse International	(0.02)%	S&P SmallCap 600®	465,687	—	(465,687)	—
143,645	01/06/16	Deutsche Bank AG	(0.05)%	iShares® Core S&P Small-Cap ETF	15,812
10,632,952	11/06/15	Deutsche Bank AG	(0.05)%	S&P SmallCap 600®	240,571
10,776,597					256,383	—	(250,001)	6,382
6,308,060	11/06/15	Morgan Stanley & Co. International PLC	0.33%	S&P SmallCap 600®	949,040	(949,040)	—	—
1,358,383	11/06/15	Societe Generale	0.58%	S&P SmallCap 600®	1,583,669	—	(1,583,669)	—
$29,319,057					$6,328,554

(1)                The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)                Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)                The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)                Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

UltraPro S&P500

Shares		Value
	Common Stocks (a) — 57.6%
	Consumer Discretionary — 7.2%

9,408	Amazon.com, Inc.*	$4,038,196
1,852	AutoNation, Inc.*	115,583
788	AutoZone, Inc.*	530,813
4,279	Bed Bath & Beyond, Inc.*	305,178
7,193	Best Buy Co., Inc.	249,597
5,594	BorgWarner, Inc.	336,479
5,420	Cablevision Systems Corp., Class A	132,844
5,189	CarMax, Inc.*	368,627
11,129	Carnival Corp.	515,607
11,303	CBS Corp. (Non-Voting), Class B	697,621
766	Chipotle Mexican Grill, Inc.*	471,488
6,815	Coach, Inc.	241,047
62,781	Comcast Corp., Class A	3,670,177
8,215	D.R. Horton, Inc.	214,576
3,065	Darden Restaurants, Inc.	200,880
7,172	Delphi Automotive PLC	623,821
12,422	DIRECTV*	1,130,899
3,672	Discovery Communications, Inc., Class A*	124,628
6,677	Discovery Communications, Inc., Class C*	209,958
7,497	Dollar General Corp.	544,207
5,081	Dollar Tree, Inc.*	381,024
2,442	Expedia, Inc.	261,929
2,375	Family Dollar Stores, Inc.	184,110
97,737	Ford Motor Co.	1,482,670
1,095	Fossil Group, Inc.*	77,756
2,681	GameStop Corp., Class A	116,382
5,605	Gannett Co., Inc.	200,603
6,553	Gap, Inc. (The)	251,176
2,986	Garmin Ltd.	135,803
33,421	General Motors Co.	1,202,153
3,773	Genuine Parts Co.	341,343
6,660	Goodyear Tire & Rubber Co. (The)	212,088
6,800	H&R Block, Inc.	215,764
9,902	Hanesbrands, Inc.	315,478
5,226	Harley-Davidson, Inc.	279,539
1,696	Harman International Industries, Inc.	204,402
2,764	Hasbro, Inc.	199,367
32,559	Home Depot, Inc. (The)	3,627,724
10,187	Interpublic Group of Cos., Inc. (The)	208,019
16,239	Johnson Controls, Inc.	844,753
4,991	Kohl’s Corp.	326,861
6,074	L Brands, Inc.	525,522
3,418	Leggett & Platt, Inc.	161,603
4,411	Lennar Corp., Class A	205,685
24,037	Lowe’s Cos., Inc.	1,682,109
8,415	Macy’s, Inc.	563,384
5,124	Marriott International, Inc., Class A	399,621
8,357	Mattel, Inc.	215,694
23,746	McDonald’s Corp.	2,277,954
4,960	Michael Kors Holdings Ltd.*	230,640
1,533	Mohawk Industries, Inc.*	286,119
1,495	Netflix, Inc.*	932,970
6,698	Newell Rubbermaid, Inc.	264,772
12,339	News Corp., Class A*	186,936
17,289	NIKE, Inc., Class B	1,757,773
3,476	Nordstrom, Inc.	252,497
6,096	Omnicom Group, Inc.	454,335
2,511	O’Reilly Automotive, Inc.*	551,240
1,283	Priceline Group, Inc. (The)*	1,503,727
8,187	PulteGroup, Inc.	157,027
2,037	PVH Corp.	213,152
1,488	Ralph Lauren Corp.	194,035
5,114	Ross Stores, Inc.	494,370
4,070	Royal Caribbean Cruises Ltd.	309,239
2,407	Scripps Networks Interactive, Inc., Class A	161,293
15,824	Staples, Inc.	260,542
37,050	Starbucks Corp.	1,925,118
4,242	Starwood Hotels & Resorts Worldwide, Inc.	351,068
15,737	Target Corp.	1,248,259
2,780	Tiffany & Co.	260,569
6,940	Time Warner Cable, Inc.	1,255,377
20,519	Time Warner, Inc.	1,733,445
16,867	TJX Cos., Inc. (The)	1,085,897
3,365	Tractor Supply Co.	293,226
2,754	TripAdvisor, Inc.*	210,020
45,175	Twenty-First Century Fox, Inc., Class A	1,517,880
4,122	Under Armour, Inc., Class A*	323,206
2,472	Urban Outfitters, Inc.*	84,987
8,458	VF Corp.	595,697
9,022	Viacom, Inc., Class B	603,391
38,631	Walt Disney Co. (The)	4,263,703
1,930	Whirlpool Corp.	355,602
2,979	Wyndham Worldwide Corp.	252,947
2,001	Wynn Resorts Ltd.	201,481
10,701	Yum! Brands, Inc.	964,267
		57,559,549
	Consumer Staples — 5.5%

48,655	Altria Group, Inc.	2,491,136
15,671	Archer-Daniels-Midland Co.	828,212
3,850	Brown-Forman Corp., Class B	362,940
4,391	Campbell Soup Co.	212,261
3,241	Clorox Co. (The)	348,926
97,087	Coca-Cola Co. (The)	3,976,684
5,361	Coca-Cola Enterprises, Inc.	237,117
21,066	Colgate-Palmolive Co.	1,406,998
10,523	ConAgra Foods, Inc.	406,293
4,159	Constellation Brands, Inc., Class A	490,305
10,870	Costco Wholesale Corp.	1,549,953
27,801	CVS Health Corp.	2,846,266
4,767	Dr. Pepper Snapple Group, Inc.	365,343
5,511	Estee Lauder Cos., Inc. (The), Class A	481,827
14,916	General Mills, Inc.	837,534
3,655	Hershey Co. (The)	339,403
3,327	Hormel Foods Corp.	190,371
2,411	J.M. Smucker Co. (The)	285,824
6,255	Kellogg Co.	392,626
2,996	Keurig Green Mountain, Inc.	258,375
9,029	Kimberly-Clark Corp.	982,897
14,527	Kraft Foods Group, Inc.	1,226,805
12,139	Kroger Co. (The)	883,719
8,895	Lorillard, Inc.	644,710
3,169	McCormick & Co., Inc. (Non-Voting)	248,767
4,998	Mead Johnson Nutrition Co.	486,305
3,950	Molson Coors Brewing Co., Class B	289,851
40,753	Mondelez International, Inc., Class A	1,694,917
3,612	Monster Beverage Corp.*	459,735
36,624	PepsiCo, Inc.	3,531,652
38,219	Philip Morris International, Inc.	3,174,852
66,720	Procter & Gamble Co. (The)	5,230,181
7,613	Reynolds American, Inc.	584,298
14,635	Sysco Corp.	543,837
7,219	Tyson Foods, Inc., Class A	306,447
21,544	Walgreens Boots Alliance, Inc.	1,849,337

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
39,020	Wal-Mart Stores, Inc.	$2,898,015
8,913	Whole Foods Market, Inc.	367,572
		43,712,291
	Energy — 4.6%

12,518	Anadarko Petroleum Corp.	1,046,630
9,310	Apache Corp.	557,110
10,736	Baker Hughes, Inc.	692,043
10,208	Cabot Oil & Gas Corp.	346,664
4,786	Cameron International Corp.*	245,665
12,783	Chesapeake Energy Corp.	180,368
46,453	Chevron Corp.	4,784,659
2,312	Cimarex Energy Co.	267,059
30,425	ConocoPhillips	1,937,464
5,689	CONSOL Energy, Inc.	158,382
9,547	Devon Energy Corp.	622,655
1,660	Diamond Offshore Drilling, Inc.	50,364
5,789	Ensco PLC, Class A	136,042
13,550	EOG Resources, Inc.	1,201,750
3,753	EQT Corp.	319,268
103,636	Exxon Mobil Corp.	8,829,787
5,718	FMC Technologies, Inc.*	238,955
20,992	Halliburton Co.	953,037
2,659	Helmerich & Payne, Inc.	194,080
6,003	Hess Corp.	405,323
42,101	Kinder Morgan, Inc.	1,746,771
16,675	Marathon Oil Corp.	453,393
6,746	Marathon Petroleum Corp.	697,941
4,122	Murphy Oil Corp.	179,142
9,583	National Oilwell Varco, Inc.	471,388
3,972	Newfield Exploration Co.*	150,181
5,978	Noble Corp. PLC	100,132
9,555	Noble Energy, Inc.	418,318
19,038	Occidental Petroleum Corp.	1,488,581
5,149	ONEOK, Inc.	215,846
13,428	Phillips 66	1,062,423
3,680	Pioneer Natural Resources Co.	544,014
3,990	QEP Resources, Inc.	75,132
4,097	Range Resources Corp.	227,015
31,508	Schlumberger Ltd.	2,859,981
9,499	Southwestern Energy Co.*	244,789
16,580	Spectra Energy Corp.	583,119
3,086	Tesoro Corp.	273,111
8,414	Transocean Ltd.	158,604
12,721	Valero Energy Corp.	753,592
16,630	Williams Cos., Inc. (The)	849,793
		36,720,571
	Financials — 9.3%

8,087	ACE Ltd.	861,104
1,349	Affiliated Managers Group, Inc.*	301,717
10,844	Aflac, Inc.	674,714
10,288	Allstate Corp. (The)	692,588
21,655	American Express Co.	1,726,337
33,908	American International Group, Inc.	1,987,348
10,440	American Tower Corp. (REIT)	968,728
4,509	Ameriprise Financial, Inc.	561,776
6,924	Aon PLC	700,847
3,861	Apartment Investment & Management Co., Class A (REIT)	146,448
1,701	Assurant, Inc.	112,011
3,262	AvalonBay Communities, Inc. (REIT)	543,123
259,901	Bank of America Corp.	4,288,366
27,520	Bank of New York Mellon Corp. (The)	1,193,267
17,808	BB&T Corp.	702,882
45,057	Berkshire Hathaway, Inc., Class B*	6,443,151
3,134	BlackRock, Inc.	1,146,354
3,785	Boston Properties, Inc. (REIT)	492,164
13,628	Capital One Financial Corp.	1,138,756
6,911	CBRE Group, Inc., Class A*	264,277
28,504	Charles Schwab Corp. (The)	902,152
5,704	Chubb Corp. (The)	556,140
3,650	Cincinnati Financial Corp.	184,617
74,956	Citigroup, Inc.	4,053,620
7,834	CME Group, Inc.	737,963
4,407	Comerica, Inc.	215,723
8,248	Crown Castle International Corp. (REIT)	672,624
11,050	Discover Financial Services	643,883
7,136	E*TRADE Financial Corp.*	210,227
8,988	Equity Residential (REIT)	667,988
1,609	Essex Property Trust, Inc. (REIT)	358,196
20,130	Fifth Third Bancorp	407,431
9,679	Franklin Resources, Inc.	492,758
15,523	General Growth Properties, Inc. (REIT)	439,767
12,272	Genworth Financial, Inc., Class A*	97,440
10,009	Goldman Sachs Group, Inc. (The)	2,063,756
10,400	Hartford Financial Services Group, Inc. (The)	427,544
11,384	HCP, Inc. (REIT)	440,788
8,634	Health Care REIT, Inc. (REIT)	606,625
18,716	Host Hotels & Resorts, Inc. (REIT)	372,823
11,892	Hudson City Bancorp, Inc.	113,152
20,013	Huntington Bancshares, Inc./OH	222,745
2,767	Intercontinental Exchange, Inc.	655,170
10,605	Invesco Ltd.	422,397
4,619	Iron Mountain, Inc. (REIT)	168,455
92,113	JPMorgan Chase & Co.	6,059,193
21,132	KeyCorp	308,105
10,193	Kimco Realty Corp. (REIT)	244,224
2,449	Legg Mason, Inc.	130,679
7,790	Leucadia National Corp.	191,868
6,335	Lincoln National Corp.	361,158
7,376	Loews Corp.	295,925
3,284	M&T Bank Corp.	396,970
3,478	Macerich Co. (The) (REIT)	285,579
13,311	Marsh & McLennan Cos., Inc.	775,099
6,757	McGraw Hill Financial, Inc.	701,039
27,608	MetLife, Inc.	1,442,794
4,393	Moody’s Corp.	474,883
38,091	Morgan Stanley	1,455,076
2,920	NASDAQ OMX Group, Inc. (The)	151,110
9,919	Navient Corp.	191,139
5,423	Northern Trust Corp.	404,285
7,615	People’s United Financial, Inc.	118,489
4,350	Plum Creek Timber Co., Inc. (REIT)	179,481
12,864	PNC Financial Services Group, Inc. (The)	1,230,956
6,758	Principal Financial Group, Inc.	349,321
13,241	Progressive Corp. (The)	362,009
12,653	Prologis, Inc. (REIT)	500,932
11,217	Prudential Financial, Inc.	949,070
3,586	Public Storage (REIT)	694,034
5,560	Realty Income Corp. (REIT)	253,369
33,178	Regions Financial Corp.	334,766
7,680	Simon Property Group, Inc. (REIT)	1,393,152
2,437	SL Green Realty Corp. (REIT)	289,174
10,186	State Street Corp.	793,795
12,960	SunTrust Banks, Inc.	553,133
6,442	T. Rowe Price Group, Inc.	519,805
3,140	Torchmark Corp.	179,200

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,940	Travelers Cos., Inc. (The)	$802,893
44,007	U.S. Bancorp/MN	1,897,142
6,212	Unum Group	217,171
8,173	Ventas, Inc. (REIT)	543,668
4,317	Vornado Realty Trust (REIT)	431,225
115,838	Wells Fargo & Co.	6,482,294
12,971	Weyerhaeuser Co. (REIT)	422,336
7,467	XL Group PLC	281,357
5,014	Zions Bancorp.	144,804
		74,872,644
	Health Care — 8.7%

37,281	Abbott Laboratories	1,811,857
42,504	AbbVie, Inc.	2,830,341
9,647	Actavis PLC*	2,959,796
8,689	Aetna, Inc.	1,025,041
8,297	Agilent Technologies, Inc.	341,753
4,994	Alexion Pharmaceuticals, Inc.*	818,217
5,154	AmerisourceBergen Corp.	580,134
18,749	Amgen, Inc.	2,929,719
6,591	Anthem, Inc.	1,106,299
13,405	Baxter International, Inc.	892,907
5,158	Becton, Dickinson and Co.	724,751
5,796	Biogen, Inc.*	2,300,954
32,872	Boston Scientific Corp.*	600,571
41,065	Bristol-Myers Squibb Co.	2,652,799
1,835	C.R. Bard, Inc.	312,537
8,156	Cardinal Health, Inc.	719,115
19,780	Celgene Corp.*	2,263,623
7,533	Cerner Corp.*	506,896
6,385	Cigna Corp.	899,200
4,265	DaVita HealthCare Partners, Inc.*	357,322
3,468	DENTSPLY International, Inc.	180,457
2,664	Edwards Lifesciences Corp.*	348,238
24,157	Eli Lilly & Co.	1,905,987
4,386	Endo International PLC*	367,371
17,959	Express Scripts Holding Co.*	1,564,947
36,798	Gilead Sciences, Inc.*	4,131,312
7,274	HCA Holdings, Inc.*	595,231
2,070	Henry Schein, Inc.*	293,257
4,235	Hospira, Inc.*	374,459
3,696	Humana, Inc.	793,346
904	Intuitive Surgical, Inc.*	440,926
68,696	Johnson & Johnson	6,879,217
2,478	Laboratory Corp. of America Holdings*	292,280
2,878	Mallinckrodt PLC*	372,528
5,753	McKesson Corp.	1,364,784
35,208	Medtronic PLC	2,687,075
70,122	Merck & Co., Inc.	4,269,729
10,050	Mylan N.V.*	729,932
2,117	Patterson Cos., Inc.	101,277
2,792	PerkinElmer, Inc.	147,222
3,479	Perrigo Co. PLC	662,054
151,422	Pfizer, Inc.	5,261,915
3,565	Quest Diagnostics, Inc.	268,195
1,823	Regeneron Pharmaceuticals, Inc.*	934,397
6,949	St. Jude Medical, Inc.	512,489
7,392	Stryker Corp.	710,593
2,433	Tenet Healthcare Corp.*	129,411
9,803	Thermo Fisher Scientific, Inc.	1,270,763
23,562	UnitedHealth Group, Inc.	2,832,388
2,249	Universal Health Services, Inc., Class B	291,425
2,472	Varian Medical Systems, Inc.*	214,075
5,981	Vertex Pharmaceuticals, Inc.*	767,303
2,051	Waters Corp.*	274,055
4,198	Zimmer Holdings, Inc.	478,950
12,373	Zoetis, Inc.	615,804
		69,697,224
	Industrials — 5.9%

15,682	3M Co.	2,494,693
4,229	ADT Corp. (The)	154,274
2,372	Allegion PLC	148,108
17,721	American Airlines Group, Inc.	750,839
5,956	AMETEK, Inc.	320,195
16,185	Boeing Co. (The)	2,274,316
3,615	C.H. Robinson Worldwide, Inc.	223,154
14,976	Caterpillar, Inc.	1,277,752
2,406	Cintas Corp.	207,133
24,473	CSX Corp.	834,040
4,161	Cummins, Inc.	564,024
15,170	Danaher Corp.	1,309,474
8,388	Deere & Co.	785,788
20,365	Delta Air Lines, Inc.	874,066
4,028	Dover Corp.	303,711
889	Dun & Bradstreet Corp. (The)	113,730
11,726	Eaton Corp. PLC	839,464
16,929	Emerson Electric Co.	1,020,988
2,952	Equifax, Inc.	296,174
4,738	Expeditors International of Washington, Inc.	217,190
6,717	Fastenal Co.	278,823
6,510	FedEx Corp.	1,127,662
3,328	Flowserve Corp.	183,040
3,651	Fluor Corp.	205,259
7,785	General Dynamics Corp.	1,091,146
248,668	General Electric Co.	6,781,176
19,337	Honeywell International, Inc.	2,014,915
8,625	Illinois Tool Works, Inc.	809,284
6,506	Ingersoll-Rand PLC	447,483
3,170	Jacobs Engineering Group, Inc.*	137,134
2,406	Joy Global, Inc.	93,690
2,728	Kansas City Southern	246,884
2,039	L-3 Communications Holdings, Inc.	240,215
6,627	Lockheed Martin Corp.	1,247,201
8,636	Masco Corp.	233,777
9,173	Nielsen N.V.	412,693
7,595	Norfolk Southern Corp.	698,740
4,902	Northrop Grumman Corp.	780,300
8,759	PACCAR, Inc.	556,722
2,635	Pall Corp.	327,899
3,520	Parker-Hannifin Corp.	423,914
4,507	Pentair PLC	288,583
4,981	Pitney Bowes, Inc.	108,835
3,503	Precision Castparts Corp.	741,340
5,224	Quanta Services, Inc.*	153,168
7,593	Raytheon Co.	784,053
6,193	Republic Services, Inc.	249,516
3,339	Robert Half International, Inc.	188,219
3,348	Rockwell Automation, Inc.	411,436
3,285	Rockwell Collins, Inc.	312,699
2,479	Roper Technologies, Inc.	433,726
1,309	Ryder System, Inc.	119,970
1,436	Snap-on, Inc.	223,154
16,701	Southwest Airlines Co.	618,772
3,889	Stanley Black & Decker, Inc.	398,389
2,099	Stericycle, Inc.*	288,193
6,840	Textron, Inc.	309,305
10,378	Tyco International PLC	418,856
21,773	Union Pacific Corp.	2,197,113
17,170	United Parcel Service, Inc., Class B	1,703,607
2,385	United Rentals, Inc.*	212,050
20,416	United Technologies Corp.	2,392,143
1,483	W.W. Grainger, Inc.	356,409
10,549	Waste Management, Inc.	523,758

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,504	Xylem, Inc.	$164,711
		46,945,075
	Information Technology — 11.6%

15,519	Accenture PLC, Class A	1,490,445
11,757	Adobe Systems, Inc.*	929,861
4,418	Akamai Technologies, Inc.*	336,961
1,552	Alliance Data Systems Corp.*	462,543
7,434	Altera Corp.	363,151
7,664	Amphenol Corp., Class A	437,231
7,699	Analog Devices, Inc.	523,224
143,909	Apple, Inc.	18,748,464
30,357	Applied Materials, Inc.	611,086
5,601	Autodesk, Inc.*	303,294
11,739	Automatic Data Processing, Inc.	1,003,802
6,339	Avago Technologies Ltd.	938,616
13,467	Broadcom Corp., Class A	765,599
7,877	CA, Inc.	239,855
126,120	Cisco Systems, Inc.	3,696,577
3,949	Citrix Systems, Inc.*	256,724
15,061	Cognizant Technology Solutions Corp., Class A*	974,748
3,485	Computer Sciences Corp.	239,071
31,410	Corning, Inc.	657,097
27,205	eBay, Inc.*	1,669,299
7,682	Electronic Arts, Inc.*	482,084
49,119	EMC Corp.	1,293,794
1,395	Equinix, Inc. (REIT)	373,958
1,782	F5 Networks, Inc.*	223,980
51,865	Facebook, Inc., Class A*	4,107,189
7,043	Fidelity National Information Services, Inc.	441,596
1,858	First Solar, Inc.*	92,361
5,897	Fiserv, Inc.*	472,644
3,454	FLIR Systems, Inc.	105,520
7,055	Google, Inc., Class A*	3,847,233
7,089	Google, Inc., Class C*	3,772,128
3,044	Harris Corp.	241,146
44,905	Hewlett-Packard Co.	1,499,827
117,010	Intel Corp.	4,032,165
22,711	International Business Machines Corp.	3,852,921
6,837	Intuit, Inc.	712,073
8,949	Juniper Networks, Inc.	248,782
4,019	KLA-Tencor Corp.	239,773
3,936	Lam Research Corp.	323,736
5,910	Linear Technology Corp.	282,793
24,118	MasterCard, Inc., Class A	2,225,127
4,977	Microchip Technology, Inc.	244,520
26,617	Micron Technology, Inc.*	743,413
202,686	Microsoft Corp.	9,497,866
4,711	Motorola Solutions, Inc.	277,949
7,702	NetApp, Inc.	257,247
12,757	NVIDIA Corp.	282,312
79,201	Oracle Corp.	3,444,451
8,075	Paychex, Inc.	398,986
40,755	QUALCOMM, Inc.	2,839,808
4,532	Red Hat, Inc.*	350,188
14,949	Salesforce.com, inc.*	1,087,540
5,263	SanDisk Corp.	359,884
8,112	Seagate Technology PLC	451,352
4,714	Skyworks Solutions, Inc.	515,523
16,859	Symantec Corp.	415,153
10,036	TE Connectivity Ltd.	692,484
3,586	Teradata Corp.*	139,639
25,871	Texas Instruments, Inc.	1,446,706
4,069	Total System Services, Inc.	167,643
2,599	VeriSign, Inc.*	164,231
47,929	Visa, Inc., Class A	3,291,764
5,365	Western Digital Corp.	522,336
12,883	Western Union Co. (The)	282,782
25,828	Xerox Corp.	294,956
6,459	Xilinx, Inc.	306,286
21,509	Yahoo!, Inc.*	923,489
		92,916,986
	Materials — 1.8%

4,765	Air Products & Chemicals, Inc.	699,311
1,670	Airgas, Inc.	170,240
30,197	Alcoa, Inc.	377,463
2,684	Allegheny Technologies, Inc.	87,230
2,236	Avery Dennison Corp.	138,431
3,393	Ball Corp.	240,869
1,184	CF Industries Holdings, Inc.	374,002
26,886	Dow Chemical Co. (The)	1,399,954
22,370	E.I. du Pont de Nemours & Co.	1,588,494
3,673	Eastman Chemical Co.	281,976
6,654	Ecolab, Inc.	762,881
3,294	FMC Corp.	188,318
25,691	Freeport-McMoRan, Inc.	504,828
1,995	International Flavors & Fragrances, Inc.	237,485
10,447	International Paper Co.	541,468
9,784	LyondellBasell Industries N.V., Class A	989,162
1,527	Martin Marietta Materials, Inc.	227,538
4,137	MeadWestvaco Corp.	209,084
11,940	Monsanto Co.	1,396,741
7,683	Mosaic Co. (The)	352,266
12,325	Newmont Mining Corp.	335,733
7,883	Nucor Corp.	372,866
4,057	Owens-Illinois, Inc.*	96,962
3,361	PPG Industries, Inc.	769,299
7,135	Praxair, Inc.	876,606
5,192	Sealed Air Corp.	252,850
1,993	Sherwin-Williams Co. (The)	574,343
2,951	Sigma-Aldrich Corp.	411,074
3,264	Vulcan Materials Co.	293,532
		14,751,006
	Telecommunication Services — 1.3%

128,230	AT&T, Inc.	4,429,064
13,996	CenturyLink, Inc.	465,227
24,767	Frontier Communications Corp.	127,550
7,086	Level 3 Communications, Inc.*	393,131
102,665	Verizon Communications, Inc.	5,075,758
		10,490,730
	Utilities — 1.7%

16,865	AES Corp. (The)	229,364
2,956	AGL Resources, Inc.	148,894
5,995	Ameren Corp.	241,179
12,097	American Electric Power Co., Inc.	680,940
10,619	CenterPoint Energy, Inc.	216,309
6,806	CMS Energy Corp.	232,357
7,236	Consolidated Edison, Inc.	447,474
14,531	Dominion Resources, Inc.	1,024,726
4,379	DTE Energy Co.	346,948
17,481	Duke Energy Corp.	1,323,836
8,050	Edison International	489,520
4,459	Entergy Corp.	340,980
7,827	Eversource Energy	385,480
21,243	Exelon Corp.	718,651
10,406	FirstEnergy Corp.	371,286
1,965	Integrys Energy Group, Inc.	141,303
10,956	NextEra Energy, Inc.	1,121,237
7,812	NiSource, Inc.	368,570
8,343	NRG Energy, Inc.	210,244
6,246	Pepco Holdings, Inc.	170,204
11,770	PG&E Corp.	629,342

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,732	Pinnacle West Capital Corp.	$166,433
16,478	PPL Corp.	571,951
12,506	Public Service Enterprise Group, Inc.	533,131
3,531	SCANA Corp.	187,708
5,721	Sempra Energy	614,836
22,480	Southern Co. (The)	982,151
5,819	TECO Energy, Inc.	109,688
5,571	Wisconsin Energy Corp.	268,968
12,501	Xcel Energy, Inc.	425,659
		13,699,369
	Total Common Stocks (Cost $474,584,865)	461,365,445

Principal Amount
	Repurchase Agreements (a)(b) — 8.9%
$71,064,843	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $71,065,284	71,064,843
	Total Repurchase Agreements (Cost $71,064,843)	71,064,843

	Total Investment Securities (Cost $545,649,708) — 66.5%	532,430,288
	Other assets less liabilities — 33.5%	268,157,862
	Net Assets — 100.0%	$800,588,150

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $399,202,549.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,812,402
Aggregate gross unrealized depreciation	(25,105,901)
Net unrealized depreciation	$(13,293,499)
Federal income tax cost of investments	$545,723,787

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	298	06/19/15	$31,364,500	$643,700

Cash collateral in the amount of $1,507,880 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements(1)

UltraPro S&P500® had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$10,700,142	11/06/15	Bank of America, N.A.	0.43%	SPDR® S&P 500® ETF Trust	$10,308,568
32,908,895	11/06/15	Bank of America, N.A.	0.73%	S&P 500®	25,287,603
43,609,037					35,596,171	$(35,596,171)	$—	$—
174,009,342	01/06/16	Citibank, N.A.	0.50%	S&P 500®	38,526,128	(38,526,128)	—	—

40,389,266	11/06/15	Credit Suisse International	0.63%	S&P 500®	36,786,091	—	(36,786,091)	—

4,596,888	11/07/16	Deutsche Bank AG	0.23%	SPDR® S&P 500® ETF Trust	261,713
356,337,748	11/06/15	Deutsche Bank AG	0.35%	S&P 500®	50,337,919
360,934,636					50,599,632	—	(50,599,632)	—
8,026,260	12/07/15	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	2,665,676
887,198,154	12/07/15	Goldman Sachs International	0.55%	S&P 500®	15,676,526
895,224,414					18,342,202	(18,342,202)	—	—
4,374,531	11/06/15	Morgan Stanley & Co. International PLC	0.48%	SPDR® S&P 500® ETF Trust	4,037,565
63,234,367	01/06/16	Morgan Stanley & Co. International PLC	0.58%	S&P 500®	32,100,001

See accompanying notes to the financial statements.

Notional Amount at Value (continued)					Unrealized Appreciation(3)
67,608,898					36,137,566	(36,137,566)	—	—
129,367,457	11/06/15	Societe Generale	0.53%	S&P 500®	26,590,782	—	(26,590,782)	—
198,054,663	02/08/16	UBS AG	0.53%	S&P 500®	28,121,459	(28,121,459)	—	—
$1,909,197,713					$270,700,031

(1)              The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)              Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)              The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)              Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

UltraPro MidCap400

Shares		Value
	Common Stocks (a) — 61.7%
	Consumer Discretionary — 8.6%

1,201	Aaron’s, Inc.	$42,071
1,290	Abercrombie & Fitch Co., Class A	26,406
1,361	Advance Auto Parts, Inc.	208,532
1,099	AMC Networks, Inc., Class A*	86,370
3,264	American Eagle Outfitters, Inc.	53,432
850	Ann, Inc.*	39,738
1,797	Apollo Education Group, Inc.*	29,794
2,451	Ascena Retail Group, Inc.*	36,226
994	Big Lots, Inc.	43,637
1,174	Brinker International, Inc.	64,781
1,727	Brunswick Corp.	88,146
352	Buffalo Wild Wings, Inc.*	53,740
887	Cabela’s, Inc.*	45,237
982	Carter’s, Inc.	101,362
864	Cheesecake Factory, Inc. (The)	44,557
2,868	Chico’s FAS, Inc.	47,638
1,936	Cinemark Holdings, Inc.	78,466
1,435	CST Brands, Inc.	57,070
3,065	Dana Holding Corp.	66,725
643	Deckers Outdoor Corp.*	43,820
1,068	DeVry Education Group, Inc.	33,973
1,825	Dick’s Sporting Goods, Inc.	98,039
1,035	Domino’s Pizza, Inc.	112,463
1,347	DreamWorks Animation SKG, Inc., Class A*	36,302
1,808	Dunkin’ Brands Group, Inc.	96,475
2,643	Foot Locker, Inc.	167,038
5,491	Gentex Corp.	94,335
82	Graham Holdings Co., Class B	87,822
1,189	Guess?, Inc.	20,855
604	HSN, Inc.	40,534
520	International Speedway Corp., Class A	19,360
5,671	J.C. Penney Co., Inc.*	48,714
3,337	Jarden Corp.*	177,061
863	John Wiley & Sons, Inc., Class A	50,071
2,370	Kate Spade & Co.*	58,729
1,693	KB Home	25,023
668	Life Time Fitness, Inc.*	48,029
2,698	Live Nation Entertainment, Inc.*	77,163
5,656	LKQ Corp.*	161,592
727	MDC Holdings, Inc.	20,327
679	Meredith Corp.	35,851
800	Murphy USA, Inc.*	46,584
2,446	New York Times Co. (The), Class A	33,999
71	NVR, Inc.*	96,603
9,129	Office Depot, Inc.*	84,626
474	Panera Bread Co., Class A*	86,268
1,135	Polaris Industries, Inc.	162,362
985	Rent-A-Center, Inc.	29,796
3,773	Service Corp. International	109,643
1,491	Signet Jewelers Ltd.	192,831
1,142	Sotheby’s	51,196
1,133	Tempur Sealy International, Inc.*	67,515
864	Thor Industries, Inc.	52,782
2,036	Time, Inc.	45,830
2,972	Toll Brothers, Inc.*	107,497
926	Tupperware Brands Corp.	60,875
1,187	Vista Outdoor, Inc.*	54,709
5,129	Wendy’s Co. (The)	57,650
1,592	Williams-Sonoma, Inc.	125,147
		4,233,417
	Consumer Staples — 2.4%

8,086	Avon Products, Inc.	54,338
168	Boston Beer Co., Inc. (The), Class A*	44,315
2,428	Church & Dwight Co., Inc.	203,879
1,752	Dean Foods Co.	32,272
1,155	Energizer Holdings, Inc.	163,652
3,427	Flowers Foods, Inc.	76,970
1,891	Hain Celestial Group, Inc. (The)*	119,644
1,329	Ingredion, Inc.	108,938
361	Lancaster Colony Corp.	32,216
974	Post Holdings, Inc.*	42,135
3,839	SUPERVALU, Inc.*	33,898
378	Tootsie Roll Industries, Inc.	11,620
796	TreeHouse Foods, Inc.*	56,779
930	United Natural Foods, Inc.*	62,375
3,244	WhiteWave Foods Co. (The)*	155,809
		1,198,840
	Energy — 2.8%

1,118	Atwood Oceanics, Inc.	34,401
5,738	California Resources Corp.	45,043
6,572	Denbury Resources, Inc.	48,436
1,427	Dresser-Rand Group, Inc.*	120,724
721	Dril-Quip, Inc.*	54,493
1,357	Energen Corp.	93,904
1,772	Gulfport Energy Corp.*	76,480
1,832	Helix Energy Solutions Group, Inc.*	28,707
3,647	HollyFrontier Corp.	151,898
5,383	Nabors Industries Ltd.	79,399
1,854	Oceaneering International, Inc.	94,183
955	Oil States International, Inc.*	39,040
2,724	Patterson-UTI Energy, Inc.	55,025
5,111	Peabody Energy Corp.	17,275
1,368	Rosetta Resources, Inc.*	31,956
2,318	Rowan Cos. PLC, Class A	49,791
1,255	SM Energy Co.	65,662
2,830	Superior Energy Services, Inc.	65,345
872	Tidewater, Inc.	21,399
861	Unit Corp.*	27,147
1,314	Western Refining, Inc.	57,790
1,341	World Fuel Services Corp.	67,090
3,793	WPX Energy, Inc.*	48,892
		1,374,080
	Financials — 14.5%

845	Alexander & Baldwin, Inc.	34,704
1,339	Alexandria Real Estate Equities, Inc. (REIT)	124,165
297	Alleghany Corp.*	141,179
2,087	American Campus Communities, Inc. (REIT)	81,414
1,363	American Financial Group, Inc./OH	86,550
3,064	Arthur J. Gallagher & Co.	148,451
1,157	Aspen Insurance Holdings Ltd.	53,638
2,766	Associated Banc-Corp	52,471
1,593	BancorpSouth, Inc.	38,535
812	Bank of Hawaii Corp.	50,969
1,308	Bank of the Ozarks, Inc.	57,513
3,745	BioMed Realty Trust, Inc. (REIT)	76,361
2,189	Brown & Brown, Inc.	70,902
1,613	Camden Property Trust (REIT)	120,943
1,380	Cathay General Bancorp	41,704
1,563	CBOE Holdings, Inc.	91,467
894	City National Corp./CA	82,409

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,734	CNO Financial Group, Inc.	$67,212
1,543	Commerce Bancshares, Inc./MO	68,833
2,248	Communications Sales & Leasing, Inc. (REIT)*	58,560
1,720	Corporate Office Properties Trust (REIT)	44,152
2,173	Corrections Corp. of America (REIT)	76,403
1,022	Cullen/Frost Bankers, Inc.	75,025
2,540	Douglas Emmett, Inc. (REIT)	74,625
6,412	Duke Realty Corp. (REIT)	125,419
2,671	East West Bancorp, Inc.	114,586
2,202	Eaton Vance Corp.	89,401
1,440	Equity One, Inc. (REIT)	35,683
831	Everest Re Group Ltd.	150,835
2,056	Extra Space Storage, Inc. (REIT)	143,982
1,277	Federal Realty Investment Trust (REIT)	171,718
1,774	Federated Investors, Inc., Class B	61,735
2,005	First American Financial Corp.	71,599
4,357	First Horizon National Corp.	64,309
6,583	First Niagara Financial Group, Inc.	58,655
3,076	FirstMerit Corp.	60,413
3,330	Fulton Financial Corp.	42,158
1,496	Hancock Holding Co.	43,578
824	Hanover Insurance Group, Inc. (The)	58,652
1,795	HCC Insurance Holdings, Inc.	102,638
1,728	Highwoods Properties, Inc. (REIT)	72,490
1,074	Home Properties, Inc. (REIT)	79,820
2,789	Hospitality Properties Trust (REIT)	84,200
1,075	International Bancshares Corp.	28,057
2,751	Janus Capital Group, Inc.	49,931
833	Jones Lang LaSalle, Inc.	144,301
930	Kemper Corp.	33,285
1,606	Kilroy Realty Corp. (REIT)	110,926
1,492	Lamar Advertising Co., Class A (REIT)	90,445
2,100	LaSalle Hotel Properties (REIT)	76,566
2,769	Liberty Property Trust (REIT)	96,749
1,557	Mack-Cali Realty Corp. (REIT)	26,313
677	Mercury General Corp.	37,695
1,401	Mid-America Apartment Communities, Inc. (REIT)	107,022
2,091	MSCI, Inc.	129,747
2,460	National Retail Properties, Inc. (REIT)	92,275
8,231	New York Community Bancorp, Inc.	146,018
4,481	Old Republic International Corp.	69,276
2,936	Omega Healthcare Investors, Inc. (REIT)	105,784
1,800	PacWest Bancorp	80,802
756	Potlatch Corp. (REIT)	27,428
971	Primerica, Inc.	42,947
1,120	Prosperity Bancshares, Inc.	59,998
2,363	Raymond James Financial, Inc.	137,338
2,354	Rayonier, Inc. (REIT)	60,780
1,751	Regency Centers Corp. (REIT)	110,558
1,280	Reinsurance Group of America, Inc.	119,744
851	RenaissanceRe Holdings Ltd.	86,896
2,420	SEI Investments Co.	115,773
4,371	Senior Housing Properties Trust (REIT)	87,464
936	Signature Bank/NY*	130,712
7,876	SLM Corp.*	80,808
784	StanCorp Financial Group, Inc.	58,188
1,234	Stifel Financial Corp.*	65,723
948	SVB Financial Group*	127,895
2,532	Synovus Financial Corp.	73,479
1,756	Tanger Factory Outlet Centers, Inc. (REIT)	59,054
1,178	Taubman Centers, Inc. (REIT)	87,207
3,062	TCF Financial Corp.	48,196
1,257	Trustmark Corp.	29,979
4,812	UDR, Inc. (REIT)	156,679
4,099	Umpqua Holdings Corp.	72,101
1,717	Urban Edge Properties (REIT)	37,087
4,108	Valley National Bancorp	40,176
1,872	W. R. Berkley Corp.	91,728
1,555	Waddell & Reed Financial, Inc., Class A	74,298
1,823	Washington Federal, Inc.	40,288
1,683	Webster Financial Corp.	63,769
2,097	Weingarten Realty Investors (REIT)	70,732
3,443	WP GLIMCHER, Inc. (REIT)	48,443
		7,180,716
	Health Care — 5.4%

1,462	Akorn, Inc.*	67,106
1,351	Align Technology, Inc.*	81,965
3,156	Allscripts Healthcare Solutions, Inc.*	44,405
384	Bio-Rad Laboratories, Inc., Class A*	55,438
691	Bio-Techne Corp.	69,964
2,210	Centene Corp.*	166,501
880	Charles River Laboratories International, Inc.*	63,659
2,171	Community Health Systems, Inc.*	120,078
898	Cooper Cos., Inc. (The)	163,229
866	Halyard Health, Inc.*	35,870
1,430	Health Net, Inc.*	89,003
1,051	Hill-Rom Holdings, Inc.	54,189
1,643	HMS Holdings Corp.*	27,997
4,531	Hologic, Inc.*	162,074
876	IDEXX Laboratories, Inc.*	118,786
822	LifePoint Health, Inc.*	61,888
1,787	MEDNAX, Inc.*	127,199
523	Mettler-Toledo International, Inc.*	169,808
1,807	Omnicare, Inc.	172,189
1,174	Owens & Minor, Inc.	39,118
2,615	ResMed, Inc.	153,814
1,033	Sirona Dental Systems, Inc.*	101,978
1,108	STERIS Corp.	74,048
771	Teleflex, Inc.	99,258
1,006	Thoratec Corp.*	45,662
868	United Therapeutics Corp.*	159,469
1,528	VCA, Inc.*	80,159
818	WellCare Health Plans, Inc.*	70,078
		2,674,932
	Industrials — 9.6%

1,396	A. O. Smith Corp.	99,647
806	Acuity Brands, Inc.	142,251
2,891	AECOM*	95,490
1,496	AGCO Corp.	75,967
2,442	Alaska Air Group, Inc.	157,851
1,971	B/E Aerospace, Inc.	113,017
1,212	Carlisle Cos., Inc.	120,170
622	CEB, Inc.	52,615
934	CLARCOR, Inc.	57,544
997	Clean Harbors, Inc.*	56,171
1,071	Con-way, Inc.	43,343
2,117	Copart, Inc.*	73,248

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
909	Crane Co.	$55,022
928	Deluxe Corp.	59,234
2,362	Donaldson Co., Inc.	84,229
578	Esterline Technologies Corp.*	62,522
2,952	Fortune Brands Home & Security, Inc.	135,379
769	FTI Consulting, Inc.*	30,222
824	GATX Corp.	45,905
953	Genesee & Wyoming, Inc., Class A*	78,470
1,097	Graco, Inc.	79,631
670	Granite Construction, Inc.	24,020
1,490	Harsco Corp.	24,004
1,106	Herman Miller, Inc.	30,636
821	HNI Corp.	39,810
1,001	Hubbell, Inc., Class B	108,138
898	Huntington Ingalls Industries, Inc.	111,343
1,455	IDEX Corp.	112,413
1,693	ITT Corp.	72,257
1,711	J.B. Hunt Transport Services, Inc.	143,758
4,857	JetBlue Airways Corp.*	97,917
2,694	KBR, Inc.	51,590
1,472	Kennametal, Inc.	53,080
1,036	Kirby Corp.*	79,472
976	KLX, Inc.*	42,788
833	Landstar System, Inc.	54,478
765	Lennox International, Inc.	86,139
1,445	Lincoln Electric Holdings, Inc.	97,118
1,456	ManpowerGroup, Inc.	123,250
585	MSA Safety, Inc.	26,150
944	MSC Industrial Direct Co., Inc., Class A	65,485
1,066	Nordson Corp.	86,250
1,990	NOW, Inc.*	46,009
1,263	Old Dominion Freight Line, Inc.*	85,897
1,102	Orbital ATK, Inc.	84,303
1,454	Oshkosh Corp.	72,933
3,716	R.R. Donnelley & Sons Co.	71,273
831	Regal Beloit Corp.	64,976
1,789	Rollins, Inc.	44,403
762	SPX Corp.	56,624
656	Teledyne Technologies, Inc.*	66,472
1,975	Terex Corp.	48,842
1,385	Timken Co. (The)	54,154
1,293	Towers Watson & Co., Class A	178,369
2,896	Trinity Industries, Inc.	86,851
939	Triumph Group, Inc.	62,622
447	Valmont Industries, Inc.	55,629
1,792	Wabtec Corp.	179,738
2,306	Waste Connections, Inc.	111,910
508	Watsco, Inc.	63,967
831	Werner Enterprises, Inc.	22,869
1,076	Woodward, Inc.	54,811
		4,760,676
	Information Technology — 10.8%

1,945	3D Systems Corp.*	42,537
2,155	ACI Worldwide, Inc.*	51,311
1,438	Acxiom Corp.*	23,828
11,711	Advanced Micro Devices, Inc.*	26,701
838	Advent Software, Inc.	36,671
1,674	ANSYS, Inc.*	148,986
1,459	AOL, Inc.*	72,965
2,457	ARRIS Group, Inc.*	81,106
1,779	Arrow Electronics, Inc.*	108,145
7,742	Atmel Corp.	68,672
2,536	Avnet, Inc.	111,609
791	Belden, Inc.	66,776
2,248	Broadridge Financial Solutions, Inc.	121,797
5,437	Cadence Design Systems, Inc.*	107,598
2,993	CDK Global, Inc.	159,497
2,179	Ciena Corp.*	52,557
1,611	Cognex Corp.*	81,307
784	CommVault Systems, Inc.*	34,833
1,842	Convergys Corp.	45,737
1,670	CoreLogic, Inc.*	65,097
2,076	Cree, Inc.*	62,861
5,910	Cypress Semiconductor Corp.*	81,144
1,203	Diebold, Inc.	41,119
531	DST Systems, Inc.	62,870
721	FactSet Research Systems, Inc.	119,088
585	Fair Isaac Corp.	51,316
2,178	Fairchild Semiconductor International, Inc.*	43,386
778	FEI Co.	63,485
2,638	Fortinet, Inc.*	105,678
1,544	Gartner, Inc.*	135,069
1,246	Global Payments, Inc.	130,057
2,036	Informatica Corp.*	98,542
2,906	Ingram Micro, Inc., Class A*	77,910
2,759	Integrated Device Technology, Inc.*	65,264
691	InterDigital, Inc.	40,513
2,427	Intersil Corp., Class A	32,764
663	IPG Photonics Corp.*	62,879
712	Itron, Inc.*	25,554
3,594	Jabil Circuit, Inc.	88,305
1,521	Jack Henry & Associates, Inc.	98,987
4,328	JDS Uniphase Corp.*	55,485
3,134	Keysight Technologies, Inc.*	102,983
1,583	Knowles Corp.*	30,631
1,157	Leidos Holdings, Inc.	49,172
1,129	Lexmark International, Inc., Class A	51,911
1,225	MAXIMUS, Inc.	80,078
1,819	Mentor Graphics Corp.	47,494
1,882	National Instruments Corp.	56,291
3,137	NCR Corp.*	94,267
1,036	NeuStar, Inc., Class A*	28,304
800	Plantronics, Inc.	44,136
2,496	Polycom, Inc.*	33,621
2,138	PTC, Inc.*	88,235
2,765	Qorvo, Inc.*	227,125
2,185	Rackspace Hosting, Inc.*	87,597
1,710	Rovi Corp.*	28,660
730	Science Applications International Corp.	38,690
1,242	Semtech Corp.*	26,529
729	Silicon Laboratories, Inc.*	40,416
1,234	SolarWinds, Inc.*	58,553
1,250	Solera Holdings, Inc.	61,662
4,687	SunEdison, Inc.*	140,469
2,859	Synopsys, Inc.*	142,636
712	Tech Data Corp.*	44,941
4,050	Teradyne, Inc.	85,658
4,821	Trimble Navigation Ltd.*	113,004
624	Tyler Technologies, Inc.*	75,804
532	Ultimate Software Group, Inc. (The)*	86,072
2,115	VeriFone Systems, Inc.*	80,730
2,525	Vishay Intertechnology, Inc.	32,876
721	WEX, Inc.*	81,754
948	Zebra Technologies Corp., Class A*	103,939
		5,314,244

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 4.6%

2,086	Albemarle Corp.	$125,473
1,160	AptarGroup, Inc.	73,973
1,185	Ashland, Inc.	150,969
1,812	Bemis Co., Inc.	83,243
1,185	Cabot Corp.	49,142
978	Carpenter Technology Corp.	39,942
2,184	Commercial Metals Co.	35,097
625	Compass Minerals International, Inc.	53,850
1,326	Cytec Industries, Inc.	80,210
1,186	Domtar Corp.	51,259
935	Eagle Materials, Inc.	78,054
631	Greif, Inc., Class A	24,098
2,648	Louisiana-Pacific Corp.*	47,902
645	Minerals Technologies, Inc.	43,415
196	NewMarket Corp.	90,240
1,439	Olin Corp.	42,076
1,830	Packaging Corp. of America	126,599
1,657	PolyOne Corp.	64,441
1,443	Reliance Steel & Aluminum Co.	92,063
2,602	Rock-Tenn Co., Class A	169,494
1,213	Royal Gold, Inc.	78,566
2,487	RPM International, Inc.	124,425
826	Scotts Miracle-Gro Co. (The), Class A	50,601
885	Sensient Technologies Corp.	59,915
775	Silgan Holdings, Inc.	42,114
1,873	Sonoco Products Co.	84,322
4,493	Steel Dynamics, Inc.	97,992
699	TimkenSteel Corp.	20,795
2,709	United States Steel Corp.	66,100
1,390	Valspar Corp. (The)	116,009
936	Worthington Industries, Inc.	25,469
		2,287,848
	Telecommunication Services — 0.2%

1,826	Telephone & Data Systems, Inc.	54,214
1,873	Windstream Holdings, Inc.	15,237
		69,451
	Utilities — 2.8%

2,064	Alliant Energy Corp.	126,523
3,288	Aqua America, Inc.	86,540
1,875	Atmos Energy Corp.	101,288
830	Black Hills Corp.	39,657
1,125	Cleco Corp.	61,031
2,868	Great Plains Energy, Inc.	74,769
1,910	Hawaiian Electric Industries, Inc.	58,331
935	IDACORP, Inc.	55,604
3,616	MDU Resources Group, Inc.	75,719
1,567	National Fuel Gas Co.	100,680
3,710	OGE Energy Corp.	116,865
970	ONE Gas, Inc.	43,000
1,481	PNM Resources, Inc.	39,380
3,264	Questar Corp.	74,093
3,214	UGI Corp.	120,204
1,537	Vectren Corp.	65,430
2,458	Westar Energy, Inc.	90,135
925	WGL Holdings, Inc.	53,225
		1,382,474
	Total Common Stocks (Cost $31,354,697)	30,476,678

Principal Amount
	Repurchase Agreements (a)(b) — 7.0%
$3,447,749	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $3,447,771	$3,447,749
	Total Repurchase Agreements (Cost $3,447,749)	3,447,749

	Total Investment Securities (Cost $34,802,446) — 68.7%	33,924,427
	Other assets less liabilities — 31.3%	15,478,740
	Net Assets — 100.0%	$49,403,167

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $5,315,567.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,785,659
Aggregate gross unrealized depreciation	(2,672,986)
Net unrealized depreciation	$(887,327)
Federal income tax cost of investments	$34,811,754

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	11	06/19/15	$1,674,750	$26,405

Cash collateral in the amount of $81,070 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements(1)

UltraPro MidCap400 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$4,721,758	01/06/16	Bank of America, N.A.	0.33%	S&P MidCap 400®	$2,324,723	$(2,324,723)	$—	$—
16,572,112	04/06/16	Citibank, N.A.	0.35%	S&P MidCap 400®	979,791	(979,791)	—	—
70,092	11/06/15	Credit Suisse International	0.48%	S&P MidCap 400®	57,749	—	—	57,749
149,003	11/06/15	Deutsche Bank AG	0.25%	S&P MidCap 400®	161,493
2,460,036	11/06/15	Deutsche Bank AG	0.15%	SPDR® S&P MidCap 400® ETF Trust	1,368,506
2,609,039					1,529,999	—	(1,400,001)	129,998
306,193	01/06/16	Goldman Sachs International	0.30%	SPDR® S&P MidCap 400® ETF Trust	211,865
32,935,095	11/07/16	Goldman Sachs International	0.55%	S&P MidCap 400®	623,549
33,241,288					835,414	(835,414)	—	—
138,805	11/06/15	Morgan Stanley & Co. International PLC	0.38%	S&P MidCap 400®	95,288	—	—	95,288
29,803,433	01/06/16	Societe Generale	0.48%	S&P MidCap 400®	5,140,450	—	(5,140,450)	—
28,906,011	02/08/16	UBS AG	0.48%	S&P MidCap 400®	4,031,638	(4,031,638)	—	—
$116,062,538					$14,995,052

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

UltraPro Russell2000

Shares		Value
	Common Stocks (a) — 39.6%
	Consumer Discretionary — 5.4%

586	1-800-Flowers.com, Inc., Class A*	$5,573
242	2U, Inc.*	6,718
444	A.H. Belo Corp., Class A	2,580
1,856	Aeropostale, Inc.*	3,508
497	AMC Entertainment Holdings, Inc., Class A	14,368
1,597	American Axle & Manufacturing Holdings, Inc.*	40,101
4,588	American Eagle Outfitters, Inc.	75,106
412	American Public Education, Inc.*	9,958
184	America’s Car-Mart, Inc.*	9,763
1,105	Ann, Inc.*	51,659
304	Arctic Cat, Inc.	10,056
650	Asbury Automotive Group, Inc.*	55,328
327	Ascent Capital Group, Inc., Class A*	13,188
968	Barnes & Noble, Inc.*	22,767
631	Beazer Homes USA, Inc.*	11,560
740	bebe stores, inc.	1,924
2,279	Belmond Ltd., Class A*	27,804
435	Big 5 Sporting Goods Corp.	6,321
41	Biglari Holdings, Inc.*	14,485
512	BJ’s Restaurants, Inc.*	23,439
537	Black Diamond, Inc.*	4,973
1,822	Bloomin’ Brands, Inc.	40,922
286	Blue Nile, Inc.*	7,896
583	Bob Evans Farms, Inc.	26,777
345	Bon-Ton Stores, Inc. (The)	2,018
136	Boot Barn Holdings, Inc.*	3,327
1,830	Boyd Gaming Corp.*	26,187
358	Bravo Brio Restaurant Group, Inc.*	4,797
390	Bridgepoint Education, Inc.*	3,627
680	Bright Horizons Family Solutions, Inc.*	37,856
2,188	Brunswick Corp.	111,676
665	Buckle, Inc. (The)	28,316
446	Buffalo Wild Wings, Inc.*	68,091
291	Build-A-Bear Workshop, Inc.*	4,682
676	Burlington Stores, Inc.*	35,673
1,079	Caesars Acquisition Co., Class A*	7,931
1,210	Caesars Entertainment Corp.*	11,326
1,030	Caleres, Inc.	31,858
1,830	Callaway Golf Co.	17,275
258	Capella Education Co.	13,744
1,586	Career Education Corp.*	5,979
571	Carmike Cinemas, Inc.*	15,891
378	Carriage Services, Inc.	9,405
831	Carrols Restaurant Group, Inc.*	8,327
647	Cato Corp. (The), Class A	24,127
209	Cavco Industries, Inc.*	15,159
1,665	Central European Media Enterprises Ltd., Class A*	3,863
94	Century Communities, Inc.*	1,941
1,179	Cheesecake Factory, Inc. (The)	60,801
1,738	Chegg, Inc.*	13,226
490	Children’s Place, Inc. (The)	32,046
860	Christopher & Banks Corp.*	4,936
317	Churchill Downs, Inc.	39,524
388	Chuy’s Holdings, Inc.*	10,084
1,806	Cinedigm Corp., Class A*	1,581
368	Citi Trends, Inc.*	8,850
517	ClubCorp Holdings, Inc.	11,751
163	Collectors Universe, Inc.	3,485
648	Columbia Sportswear Co.	36,320
654	Conn’s, Inc.*	24,191
406	Container Store Group, Inc. (The)*	7,454
1,371	Cooper Tire & Rubber Co.	50,329
323	Cooper-Standard Holding, Inc.*	20,210
544	Core-Mark Holding Co., Inc.	29,218
450	Cracker Barrel Old Country Store, Inc.	63,486
1,837	Crocs, Inc.*	27,628
818	Crown Media Holdings, Inc., Class A*	3,337
219	CSS Industries, Inc.	6,042
207	Culp, Inc.	5,454
3,410	Cumulus Media, Inc., Class A*	8,048
26	Daily Journal Corp.*	5,314
3,998	Dana Holding Corp.	87,036
160	Dave & Buster’s Entertainment, Inc.*	5,061
558	Del Frisco’s Restaurant Group, Inc.*	10,379
2,055	Denny’s Corp.*	21,434
323	Destination Maternity Corp.	3,550
825	Destination XL Group, Inc.*	4,001
351	Dex Media, Inc.*	295
835	Diamond Resorts International, Inc.*	25,969
393	DineEquity, Inc.	38,357
353	Dixie Group, Inc. (The)*	3,424
638	Dorman Products, Inc.*	29,769
558	Drew Industries, Inc.	34,261
1,284	E.W. Scripps Co. (The), Class A	30,084
194	El Pollo Loco Holdings, Inc.*	4,024
356	Empire Resorts, Inc.*	1,670
583	Entercom Communications Corp., Class A*	6,635
1,365	Entravision Communications Corp., Class A	9,214
525	Eros International PLC*	10,474
234	Escalade, Inc.	4,278
596	Ethan Allen Interiors, Inc.	14,960
1,008	EVINE Live, Inc.*	3,336
1,988	Express, Inc.*	35,068
110	Famous Dave’s of America, Inc.*	2,289
766	Federal-Mogul Holdings Corp.*	9,521
632	Fiesta Restaurant Group, Inc.*	29,407
1,139	Finish Line, Inc. (The), Class A	29,808
1,281	Five Below, Inc.*	42,593
115	Flexsteel Industries, Inc.	4,344
264	Fox Factory Holding Corp.*	4,306
996	Francesca’s Holdings Corp.*	15,607
870	Fred’s, Inc., Class A	15,242
447	FTD Cos., Inc.*	12,306
311	Fuel Systems Solutions, Inc.*	2,541
906	G-III Apparel Group Ltd.*	51,515
354	Gaiam, Inc., Class A*	2,329
566	Genesco, Inc.*	37,464
832	Gentherm, Inc.*	42,648
953	Global Eagle Entertainment, Inc.*	12,932
1,101	Grand Canyon Education, Inc.*	47,024
1,446	Gray Television, Inc.*	23,078
571	Group 1 Automotive, Inc.	46,999
1,450	Guess?, Inc.	25,433
136	Habit Restaurants, Inc. (The), Class A*	4,778
1,162	Harte-Hanks, Inc.	7,274
475	Haverty Furniture Cos., Inc.	9,980
675	Helen of Troy Ltd.*	59,056

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
197	Hemisphere Media Group, Inc.*	$2,417
284	hhgregg, Inc.*	1,093
611	Hibbett Sports, Inc.*	28,442
2,572	Houghton Mifflin Harcourt Co.*	67,849
2,755	Hovnanian Enterprises, Inc., Class A*	8,926
783	HSN, Inc.	52,547
1,136	Iconix Brand Group, Inc.*	29,332
179	Ignite Restaurant Group, Inc.*	662
202	Installed Building Products, Inc.*	4,331
657	International Speedway Corp., Class A	24,460
937	Interval Leisure Group, Inc.	24,381
317	Intrawest Resorts Holdings, Inc.*	3,982
696	iRobot Corp.*	22,237
511	Isle of Capri Casinos, Inc.*	7,261
552	ITT Educational Services, Inc.*	2,412
882	Jack in the Box, Inc.	76,566
440	JAKKS Pacific, Inc.*	3,379
378	Jamba, Inc.*	5,787
118	Johnson Outdoors, Inc., Class A	2,828
390	Journal Media Group, Inc.	3,124
811	K12, Inc.*	11,103
1,976	KB Home	29,205
345	Kirkland’s, Inc.*	9,063
1,537	Krispy Kreme Doughnuts, Inc.*	26,728
1,045	La Quinta Holdings, Inc.*	25,979
389	Lands’ End, Inc.*	11,440
1,235	La-Z-Boy, Inc.	32,765
1,541	LeapFrog Enterprises, Inc.*	3,128
1,265	Lee Enterprises, Inc.*	3,808
337	LGI Homes, Inc.*	6,352
507	Libbey, Inc.	20,027
90	Liberty Tax, Inc.	2,140
965	Life Time Fitness, Inc.*	69,384
1,899	LifeLock, Inc.*	28,903
246	Lifetime Brands, Inc.	3,574
539	Lithia Motors, Inc., Class A	57,377
309	Loral Space & Communications, Inc.*	20,638
647	Lumber Liquidators Holdings, Inc.*	13,199
577	M/I Homes, Inc.*	13,427
197	Malibu Boats, Inc., Class A*	4,131
424	Marcus Corp. (The)	8,310
250	Marine Products Corp.	1,543
585	MarineMax, Inc.*	13,993
633	Marriott Vacations Worldwide Corp.	55,881
705	Martha Stewart Living Omnimedia, Inc., Class A*	3,666
354	Mattress Firm Holding Corp.*	20,914
1,442	McClatchy Co. (The), Class A*	1,572
921	MDC Holdings, Inc.	25,751
1,002	MDC Partners, Inc., Class A	21,242
1,880	Media General, Inc.*	31,133
1,132	Men’s Wearhouse, Inc. (The)	65,667
848	Meredith Corp.	44,774
923	Meritage Homes Corp.*	40,483
270	Metaldyne Performance Group, Inc.	5,130
1,125	Modine Manufacturing Co.*	12,589
224	Monarch Casino & Resort, Inc.*	4,341
744	Monro Muffler Brake, Inc.	43,903
689	Morgans Hotel Group Co.*	4,727
421	Motorcar Parts of America, Inc.*	12,112
410	Movado Group, Inc.	10,726
107	NACCO Industries, Inc., Class A	6,123
74	Nathan’s Famous, Inc.	2,890
1,436	National CineMedia, Inc.	22,875
736	Nautilus, Inc.*	15,544
198	New Home Co., Inc. (The)*	3,101
1,049	New Media Investment Group, Inc.	23,099
691	New York & Co., Inc.*	1,755
3,265	New York Times Co. (The), Class A	45,384
723	Nexstar Broadcasting Group, Inc., Class A	41,131
271	Noodles & Co.*	3,935
679	Nutrisystem, Inc.	15,454
12,619	Office Depot, Inc.*	116,978
1,218	Orbitz Worldwide, Inc.*	13,727
446	Outerwall, Inc.	34,190
274	Overstock.com, Inc.*	5,927
343	Oxford Industries, Inc.	26,023
1,172	Pacific Sunwear of California, Inc.*	1,817
723	Papa John’s International, Inc.	49,677
138	Papa Murphy’s Holdings, Inc.*	2,371
1,855	Penn National Gaming, Inc.*	30,849
1,256	Pep Boys-Manny Moe & Jack (The)*	12,723
287	Perry Ellis International, Inc.*	7,049
476	PetMed Express, Inc.	7,944
2,231	Pier 1 Imports, Inc.	28,356
1,406	Pinnacle Entertainment, Inc.*	51,980
1,065	Pool Corp.	70,588
558	Popeyes Louisiana Kitchen, Inc.*	31,030
353	Potbelly Corp.*	4,960
3,205	Quiksilver, Inc.*	4,391
545	Radio One, Inc., Class D*	1,918
312	ReachLocal, Inc.*	895
408	Reading International, Inc., Class A*	5,455
337	Red Robin Gourmet Burgers, Inc.*	28,102
1,030	Regis Corp.*	16,645
726	Remy International, Inc.	16,045
1,246	Rent-A-Center, Inc.	37,692
234	Rentrak Corp.*	15,891
736	Restoration Hardware Holdings, Inc.*	66,947
1,450	Ruby Tuesday, Inc.*	9,048
850	Ruth’s Hospitality Group, Inc.	12,521
1,107	Ryland Group, Inc. (The)	46,571
85	Saga Communications, Inc., Class A	3,359
257	Salem Media Group, Inc.	1,208
626	Scholastic Corp.	27,826
1,196	Scientific Games Corp., Class A*	18,203
274	Sears Hometown and Outlet Stores, Inc.*	1,932
1,281	Select Comfort Corp.*	39,903
398	Sequential Brands Group, Inc.*	5,560
1,043	SFX Entertainment, Inc.*	5,079
136	Shake Shack, Inc., Class A*	11,262
196	Shiloh Industries, Inc.*	1,921
358	Shoe Carnival, Inc.	9,881
909	Shutterfly, Inc.*	42,269
1,621	Sinclair Broadcast Group, Inc., Class A	48,695
520	Sizmek, Inc.*	3,635
923	Skechers U.S.A., Inc., Class A*	97,718
470	Skullcandy, Inc.*	3,525

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,297	Smith & Wesson Holding Corp.*	$19,079
941	Sonic Automotive, Inc., Class A	21,878
1,283	Sonic Corp.	38,670
1,438	Sotheby’s	64,466
813	Spartan Motors, Inc.	3,707
275	Speedway Motorsports, Inc.	6,028
230	Sportsman’s Warehouse Holdings, Inc.*	2,229
748	Stage Stores, Inc.	12,110
467	Standard Motor Products, Inc.	16,424
3,416	Standard Pacific Corp.*	28,148
655	Stein Mart, Inc.	6,956
303	Steiner Leisure Ltd.*	14,865
1,375	Steven Madden Ltd.*	51,948
667	Stoneridge, Inc.*	7,957
82	Strattec Security Corp.	5,659
256	Strayer Education, Inc.*	11,732
458	Sturm Ruger & Co., Inc.	24,613
557	Superior Industries International, Inc.	10,745
267	Systemax, Inc.*	2,229
1,437	Tenneco, Inc.*	84,381
1,645	Texas Roadhouse, Inc.	57,608
662	Tile Shop Holdings, Inc.*	8,255
250	Tilly’s, Inc., Class A*	2,410
2,602	Time, Inc.	58,571
486	Tower International, Inc.*	13,370
211	Townsquare Media, Inc., Class A*	2,758
708	Travelport Worldwide Ltd.	10,825
3,459	TRI Pointe Homes, Inc.*	49,879
1,026	Tuesday Morning Corp.*	13,153
1,195	Tumi Holdings, Inc.*	23,064
165	Turtle Beach Corp.*	299
185	UCP, Inc., Class A*	1,511
346	Unifi, Inc.*	11,252
376	Universal Electronics, Inc.*	19,484
512	Universal Technical Institute, Inc.	4,301
853	Vail Resorts, Inc.	88,490
515	Vera Bradley, Inc.*	6,973
264	Vince Holding Corp.*	4,203
726	Vitamin Shoppe, Inc.*	28,822
459	VOXX International Corp.*	3,924
299	Wayfair, Inc., Class A*	8,937
277	WCI Communities, Inc.*	6,440
653	Weight Watchers International, Inc.*	3,578
413	West Marine, Inc.*	3,932
156	Weyco Group, Inc.	4,370
414	William Lyon Homes, Class A*	9,369
45	Winmark Corp.	4,137
643	Winnebago Industries, Inc.	13,972
2,393	Wolverine World Wide, Inc.	70,306
702	World Wrestling Entertainment, Inc., Class A	10,039
145	Zoe’s Kitchen, Inc.*	4,594
489	Zumiez, Inc.*	14,602
		5,826,591
	Consumer Staples — 1.2%

1,064	22nd Century Group, Inc.*	1,138
69	Alico, Inc.	3,404
2,080	Alliance One International, Inc.*	2,829
665	Andersons, Inc. (The)	29,486
1,368	B&G Foods, Inc.	42,326
197	Boston Beer Co., Inc. (The), Class A*	51,965
1,437	Boulder Brands, Inc.*	13,249
340	Calavo Growers, Inc.	17,153
732	Cal-Maine Foods, Inc.	41,497
908	Casey’s General Stores, Inc.	79,169
1,019	Central Garden & Pet Co., Class A*	9,945
424	Chefs’ Warehouse, Inc. (The)*	7,950
110	Coca-Cola Bottling Co. Consolidated	12,493
259	Craft Brew Alliance, Inc.*	2,787
3,884	Darling Ingredients, Inc.*	60,979
2,206	Dean Foods Co.	40,635
514	Diamond Foods, Inc.*	14,628
410	Diplomat Pharmacy, Inc.*	15,846
611	Elizabeth Arden, Inc.*	8,597
437	Fairway Group Holdings Corp.*	1,975
176	Farmer Bros Co.*	4,321
514	Female Health Co. (The)*	1,223
797	Fresh Del Monte Produce, Inc.	29,999
1,010	Fresh Market, Inc. (The)*	32,067
283	Freshpet, Inc.*	5,615
1,962	HRG Group, Inc.*	25,741
278	Ingles Markets, Inc., Class A	13,589
392	Inter Parfums, Inc.	13,105
361	Inventure Foods, Inc.*	3,429
352	J&J Snack Foods Corp.	37,946
195	John B. Sanfilippo & Son, Inc.	9,869
437	Lancaster Colony Corp.	38,998
632	Landec Corp.*	9,031
743	Liberator Medical Holdings, Inc.	1,947
111	Lifeway Foods, Inc.*	1,982
264	Limoneira Co.	5,713
285	Medifast, Inc.*	9,174
269	National Beverage Corp.*	5,568
211	Natural Grocers by Vitamin Cottage, Inc.*	5,108
257	Nature’s Sunshine Products, Inc.	3,297
204	Nutraceutical International Corp.*	4,476
115	Oil-Dri Corp. of America	3,574
493	Omega Protein Corp.*	6,779
223	Orchids Paper Products Co.	5,018
1,235	Post Holdings, Inc.*	53,426
442	PriceSmart, Inc.	36,041
268	Revlon, Inc., Class A*	9,892
926	Roundy’s, Inc.*	3,232
544	Sanderson Farms, Inc.	44,352
7	Seaboard Corp.*	24,010
193	Seneca Foods Corp., Class A*	5,443
317	Smart & Final Stores, Inc.*	5,357
1,123	Snyder’s-Lance, Inc.	33,544
890	SpartanNash Co.	27,821
4,784	SUPERVALU, Inc.*	42,243
408	Synutra International, Inc.*	2,717
457	Tootsie Roll Industries, Inc.	14,048
993	TreeHouse Foods, Inc.*	70,831
1,171	United Natural Foods, Inc.*	78,539
548	Universal Corp.	28,217
135	USANA Health Sciences, Inc.*	17,292
1,781	Vector Group Ltd.	39,378
159	Village Super Market, Inc., Class A	5,091
353	WD-40 Co.	29,783
260	Weis Markets, Inc.	11,224
		1,318,101
	Energy — 1.4%

2,181	Abraxas Petroleum Corp.*	6,390

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
50	Adams Resources & Energy, Inc.	$2,145
618	Alon USA Energy, Inc.	10,895
5,224	Alpha Natural Resources, Inc.*	2,597
639	Amyris, Inc.*	1,272
929	Approach Resources, Inc.*	6,512
5,010	Arch Coal, Inc.*	2,455
426	Ardmore Shipping Corp.	4,950
133	Aspen Aerogels, Inc.*	918
750	Basic Energy Services, Inc.*	6,532
1,173	Bill Barrett Corp.*	10,358
929	Bonanza Creek Energy, Inc.*	19,305
840	Bristow Group, Inc.	48,720
1,087	C&J Energy Services Ltd.*	16,338
1,556	Callon Petroleum Co.*	12,230
466	CARBO Ceramics, Inc.	19,875
1,211	Carrizo Oil & Gas, Inc.*	60,744
792	CHC Group Ltd.*	1,053
139	Clayton Williams Energy, Inc.*	7,178
1,656	Clean Energy Fuels Corp.*	12,403
1,438	Cloud Peak Energy, Inc.*	8,297
1,129	Comstock Resources, Inc.	3,997
411	Contango Oil & Gas Co.*	5,664
1,401	Delek U.S. Holdings, Inc.	53,042
2,183	DHT Holdings, Inc.	17,224
1,125	Diamondback Energy, Inc.	87,536
173	Dorian LPG Ltd.*	2,396
715	Eclipse Resources Corp.*	4,504
96	Emerald Oil, Inc.*	577
2,212	Energy XXI Ltd.	7,653
480	Era Group, Inc.*	10,080
463	Evolution Petroleum Corp.	3,195
3,583	EXCO Resources, Inc.	5,589
1,382	Exterran Holdings, Inc.	45,689
590	FMSA Holdings, Inc.*	5,269
1,406	Forum Energy Technologies, Inc.*	29,160
1,922	Frontline Ltd.*	4,959
1,272	FX Energy, Inc.*	1,183
994	GasLog Ltd.	20,576
1,656	Gastar Exploration, Inc.*	5,051
310	Geospace Technologies Corp.*	6,380
288	Glori Energy, Inc.*	585
1,059	Goodrich Petroleum Corp.*	2,912
883	Green Plains, Inc.	29,015
342	Gulf Island Fabrication, Inc.	3,851
593	GulfMark Offshore, Inc., Class A	7,964
6,154	Halcon Resources Corp.*	6,462
245	Hallador Energy Co.	2,082
993	Harvest Natural Resources, Inc.*	1,986
2,491	Helix Energy Solutions Group, Inc.*	39,034
3,791	Hercules Offshore, Inc.*	2,434
856	Hornbeck Offshore Services, Inc.*	19,046
243	Independence Contract Drilling, Inc.*	1,784
3,049	ION Geophysical Corp.*	4,330
21	Isramco, Inc.*	2,572
329	Jones Energy, Inc., Class A*	3,195
3,100	Key Energy Services, Inc.*	6,975
4,691	Magnum Hunter Resources Corp.*	8,585
1,863	Matador Resources Co.*	51,307
623	Matrix Service Co.*	10,510
5,606	McDermott International, Inc.*	30,609
877	Midstates Petroleum Co., Inc.*	1,070
708	Miller Energy Resources, Inc.*	399
299	Mitcham Industries, Inc.*	1,241
294	Natural Gas Services Group, Inc.*	7,100
1,940	Navios Maritime Acquisition Corp.	6,926
2,002	Newpark Resources, Inc.*	16,977
430	Nordic American Offshore Ltd.	3,917
2,105	Nordic American Tankers Ltd.	27,176
1,687	North Atlantic Drilling Ltd.	2,244
1,441	Northern Oil and Gas, Inc.*	9,842
356	Nuverra Environmental Solutions, Inc.*	1,833
564	Pacific Ethanol, Inc.*	6,492
330	Panhandle Oil and Gas, Inc., Class A	6,669
2,859	Parker Drilling Co.*	9,692
1,255	Parsley Energy, Inc., Class A*	21,950
942	PDC Energy, Inc.*	56,181
1,548	Penn Virginia Corp.*	7,198
1,380	PetroQuest Energy, Inc.*	2,387
297	PHI, Inc. (Non-Voting)*	9,664
1,481	Pioneer Energy Services Corp.*	10,397
346	Profire Energy, Inc.*	477
815	Renewable Energy Group, Inc.*	8,663
1,839	Resolute Energy Corp.*	2,152
148	REX American Resources Corp.*	9,453
1,135	Rex Energy Corp.*	5,698
282	RigNet, Inc.*	10,008
477	Ring Energy, Inc.*	5,481
1,744	Rosetta Resources, Inc.*	40,740
594	RSP Permian, Inc.*	16,917
1,202	Sanchez Energy Corp.*	12,116
4,220	Scorpio Tankers, Inc.	38,486
438	SEACOR Holdings, Inc.*	30,713
1,006	SemGroup Corp., Class A	79,172
1,395	Ship Finance International Ltd.	22,808
1,793	Solazyme, Inc.*	5,648
1,325	Stone Energy Corp.*	17,993
1,034	Swift Energy Co.*	2,192
1,914	Synergy Resources Corp.*	22,030
1,896	Teekay Tankers Ltd., Class A	12,798
819	Tesco Corp.	9,844
1,863	TETRA Technologies, Inc.*	11,718
534	TransAtlantic Petroleum Ltd.*	2,926
1,588	Triangle Petroleum Corp.*	8,146
1,176	VAALCO Energy, Inc.*	2,622
4,850	Vantage Drilling Co.*	1,654
309	Vertex Energy, Inc.*	850
824	W&T Offshore, Inc.	4,458
1,738	Warren Resources, Inc.*	1,217
1,168	Western Refining, Inc.	51,369
373	Westmoreland Coal Co.*	9,620
944	Willbros Group, Inc.*	1,756
		1,475,209
	Financials — 9.3%

354	1st Source Corp.	11,179
1,607	Acadia Realty Trust (REIT)	49,849
971	Actua Corp.*	12,341
670	AG Mortgage Investment Trust, Inc. (REIT)	12,623
414	Agree Realty Corp. (REIT)	12,548
1,150	Alexander & Baldwin, Inc.	47,230
50	Alexander’s, Inc. (REIT)	20,192
33	Altisource Asset Management Corp.*	5,623
314	Altisource Portfolio Solutions S.A.*	8,641
1,348	Altisource Residential Corp. (REIT)	24,156

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,062	Ambac Financial Group, Inc.*	$24,830
846	American Assets Trust, Inc. (REIT)	33,290
1,207	American Capital Mortgage Investment Corp. (REIT)	21,086
1,754	American Equity Investment Life Holding Co.	44,569
205	American National Bankshares, Inc.	4,647
759	American Residential Properties, Inc. (REIT)*	14,079
715	Ameris Bancorp	18,011
441	AMERISAFE, Inc.	18,848
194	Ames National Corp.	4,619
709	AmTrust Financial Services, Inc.	42,668
156	Anchor BanCorp Wisconsin, Inc.*	5,774
2,508	Anworth Mortgage Asset Corp. (REIT)	13,042
1,378	Apollo Commercial Real Estate Finance, Inc. (REIT)	23,660
756	Apollo Residential Mortgage, Inc. (REIT)	12,036
675	Ares Commercial Real Estate Corp. (REIT)	7,864
679	Argo Group International Holdings Ltd.	35,749
526	Arlington Asset Investment Corp., Class A	10,883
590	Armada Hoffler Properties, Inc. (REIT)	6,248
8,427	ARMOUR Residential REIT, Inc. (REIT)	25,197
258	Arrow Financial Corp.	6,775
567	Ashford Hospitality Prime, Inc. (REIT)	8,925
1,871	Ashford Hospitality Trust, Inc. (REIT)	16,091
19	Ashford, Inc.*	1,833
1,358	Associated Estates Realty Corp. (REIT)	38,825
2,044	Astoria Financial Corp.	26,797
272	Atlas Financial Holdings, Inc.*	5,116
267	AV Homes, Inc.*	4,090
219	Baldwin & Lyons, Inc., Class B	4,925
824	Banc of California, Inc.	10,687
168	BancFirst Corp.	9,793
701	Banco Latinoamericano de Comercio Exterior S.A., Class E	21,261
781	Bancorp, Inc. (The)*	7,552
2,266	BancorpSouth, Inc.	54,815
1,099	Bank Mutual Corp.	7,803
148	Bank of Kentucky Financial Corp. (The)	7,298
140	Bank of Marin Bancorp	6,565
2,007	Bank of the Ozarks, Inc.	88,248
439	BankFinancial Corp.	5,198
495	Banner Corp.	22,285
1,876	BBCN Bancorp, Inc.	27,014
188	BBX Capital Corp., Class A*	3,016
761	Beneficial Bancorp, Inc.*	9,322
676	Berkshire Hills Bancorp, Inc.	18,536
4,112	BGC Partners, Inc., Class A	38,858
672	Blue Hills Bancorp, Inc.*	9,213
471	BNC Bancorp	8,742
356	BofI Holding, Inc.*	33,521
1,888	Boston Private Financial Holdings, Inc.	23,676
274	Bridge Bancorp, Inc.	6,771
232	Bridge Capital Holdings*	6,466
1,666	Brookline Bancorp, Inc.	18,226
383	Bryn Mawr Bank Corp.	11,061
77	C1 Financial, Inc.*	1,393
403	Calamos Asset Management, Inc., Class A	4,937
175	Camden National Corp.	6,713
1,527	Campus Crest Communities, Inc. (REIT)	8,643
541	Capital Bank Financial Corp., Class A*	15,429
251	Capital City Bank Group, Inc.	3,622
3,377	Capitol Federal Financial, Inc.	40,862
2,260	Capstead Mortgage Corp. (REIT)	26,736
754	Cardinal Financial Corp.	15,563
667	CareTrust REIT, Inc. (REIT)	8,698
732	Cascade Bancorp*	3,631
664	Cash America International, Inc.	17,848
450	CatchMark Timber Trust, Inc., Class A (REIT)	5,355
1,879	Cathay General Bancorp	56,783
2,005	Cedar Realty Trust, Inc. (REIT)	13,534
839	CenterState Banks, Inc.	10,395
355	Central Pacific Financial Corp.	8,314
82	Century Bancorp, Inc./MA, Class A	3,146
5,593	Chambers Street Properties (REIT)	42,619
402	Charter Financial Corp./MD	4,868
903	Chatham Lodging Trust (REIT)	25,230
773	Chemical Financial Corp.	23,414
1,408	Chesapeake Lodging Trust (REIT)	43,747
142	CIFC Corp.	1,098
293	Citizens & Northern Corp.	5,681
1,038	Citizens, Inc./TX*	5,771
371	City Holding Co.	16,754
625	Clifton Bancorp, Inc.	8,694
341	CNB Financial Corp./PA	5,667
4,839	CNO Financial Group, Inc.	87,102
846	CoBiz Financial, Inc.	10,000
457	Cohen & Steers, Inc.	17,137
2,534	Colony Capital, Inc., Class A (REIT)	65,022
1,355	Columbia Banking System, Inc.	40,935
960	Community Bank System, Inc.	33,898
369	Community Trust Bancorp, Inc.	12,092
273	CommunityOne Bancorp*	2,746
534	ConnectOne Bancorp, Inc.	10,386
101	Consolidated-Tomoka Land Co.	5,615
521	Consumer Portfolio Services, Inc.*	3,069
1,100	CorEnergy Infrastructure Trust, Inc. (REIT)	7,315
496	CoreSite Realty Corp. (REIT)	23,411
5,193	Cousins Properties, Inc. (REIT)	50,112
2,723	Cowen Group, Inc., Class A*	16,066
660	Crawford & Co., Class B	4,811
152	Credit Acceptance Corp.*	35,024
236	CU Bancorp*	5,001
3,824	CubeSmart (REIT)	90,973
603	Customers Bancorp, Inc.*	15,135
2,499	CVB Financial Corp.	40,984
1,070	CyrusOne, Inc. (REIT)	34,529
3,824	CYS Investments, Inc. (REIT)	34,225
1,941	DCT Industrial Trust, Inc. (REIT)	63,490
67	Diamond Hill Investment Group, Inc.	12,817

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,618	DiamondRock Hospitality Co. (REIT)	$60,819
773	Dime Community Bancshares, Inc.	12,669
192	Donegal Group, Inc., Class A	2,842
1,505	DuPont Fabros Technology, Inc. (REIT)	48,521
1,291	Dynex Capital, Inc. (REIT)	10,031
689	Eagle Bancorp, Inc.*	27,415
326	Easterly Government Properties, Inc. (REIT)	5,063
739	EastGroup Properties, Inc. (REIT)	41,111
1,097	Education Realty Trust, Inc. (REIT)	36,135
419	eHealth, Inc.*	5,464
119	EMC Insurance Group, Inc.	4,222
2,162	Empire State Realty Trust, Inc., Class A (REIT)	39,089
740	Employers Holdings, Inc.	16,739
607	Encore Capital Group, Inc.*	24,104
607	Enova International, Inc.*	11,836
201	Enstar Group Ltd.*	30,476
176	Enterprise Bancorp, Inc./MA	3,627
466	Enterprise Financial Services Corp.	9,842
1,349	EPR Properties (REIT)	77,797
1,556	Equity One, Inc. (REIT)	38,558
1,051	Essent Group Ltd.*	26,811
2,150	EverBank Financial Corp.	39,646
781	Evercore Partners, Inc., Class A	39,808
1,442	Excel Trust, Inc. (REIT)	22,913
1,213	EZCORP, Inc., Class A*	9,631
228	FBL Financial Group, Inc., Class A	13,096
161	FBR & Co.*	3,408
194	FCB Financial Holdings, Inc., Class A*	5,581
246	Federal Agricultural Mortgage Corp., Class C	7,766
326	Federated National Holding Co.	8,372
3,381	FelCor Lodging Trust, Inc. (REIT)	36,312
266	Fidelity & Guaranty Life	5,841
391	Fidelity Southern Corp.	6,045
1	Fidus Investment Corp.	11
142	Fifth Street Asset Management, Inc.	1,409
1,214	Financial Engines, Inc.	52,081
327	Financial Institutions, Inc.	7,544
2,521	First American Financial Corp.	90,025
226	First Bancorp, Inc./ME	3,856
2,460	First BanCorp./Puerto Rico*	15,055
465	First Bancorp/NC	7,333
1,711	First Busey Corp.	10,745
93	First Business Financial Services, Inc.	4,165
683	First Cash Financial Services, Inc.*	31,821
227	First Citizens BancShares, Inc., Class A	54,730
2,099	First Commonwealth Financial Corp.	19,101
386	First Community Bancshares, Inc./VA	6,446
381	First Connecticut Bancorp, Inc./CT	5,555
228	First Defiance Financial Corp.	8,048
1,362	First Financial Bancorp	23,658
1,511	First Financial Bankshares, Inc.	45,526
271	First Financial Corp./IN	9,230
325	First Financial Northwest, Inc.	3,770
2,599	First Industrial Realty Trust, Inc. (REIT)	50,706
427	First Interstate BancSystem, Inc., Class A	11,631
850	First Merchants Corp.	19,797
1,776	First Midwest Bancorp, Inc./IL	31,542
352	First NBC Bank Holding Co.*	11,964
285	First of Long Island Corp. (The)	7,193
1,387	First Potomac Realty Trust (REIT)	14,009
3,902	FirstMerit Corp.	76,635
479	Flagstar Bancorp, Inc.*	8,976
714	Flushing Financial Corp.	13,837
4,097	FNB Corp./PA	55,269
824	Forestar Group, Inc.*	11,000
286	Fox Chase Bancorp, Inc.	4,648
2,123	Franklin Street Properties Corp. (REIT)	24,648
157	FRP Holdings, Inc.*	4,774
1,075	FXCM, Inc., Class A	1,548
546	GAIN Capital Holdings, Inc.	5,078
151	GAMCO Investors, Inc., Class A	10,417
1,713	GEO Group, Inc. (The) (REIT)	64,974
312	German American Bancorp, Inc.	9,054
604	Getty Realty Corp. (REIT)	10,165
1,757	Glacier Bancorp, Inc.	49,442
480	Gladstone Commercial Corp. (REIT)	8,318
193	Global Indemnity PLC*	5,300
1,611	Government Properties Income Trust (REIT)	31,447
1,349	Gramercy Property Trust, Inc. (REIT)	35,897
101	Great Ajax Corp. (REIT)	1,375
244	Great Southern Bancorp, Inc.	9,628
434	Great Western Bancorp, Inc.	10,060
111	Green Bancorp, Inc.*	1,575
735	Green Dot Corp., Class A*	10,768
667	Greenhill & Co., Inc.	25,973
669	Greenlight Capital Re Ltd., Class A*	20,498
348	Guaranty Bancorp	5,735
334	Hallmark Financial Services, Inc.*	3,707
804	Hampton Roads Bankshares, Inc.*	1,632
1,838	Hancock Holding Co.	53,541
751	Hanmi Financial Corp.	16,616
768	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	15,729
2,278	Hatteras Financial Corp. (REIT)	40,913
202	HCI Group, Inc.	8,732
2,266	Healthcare Realty Trust, Inc. (REIT)	53,976
371	Heartland Financial USA, Inc.	12,644
491	Heritage Commerce Corp.	4,429
712	Heritage Financial Corp./WA	12,182
163	Heritage Insurance Holdings, Inc.*	3,423
529	Heritage Oaks Bancorp	4,105
4,735	Hersha Hospitality Trust (REIT)	30,115
774	HFF, Inc., Class A	31,146
2,127	Highwoods Properties, Inc. (REIT)	89,228
1,772	Hilltop Holdings, Inc.*	38,683
1,278	Home BancShares, Inc./AR	43,593
525	HomeStreet, Inc.*	12,096
492	HomeTrust Bancshares, Inc.*	7,616
961	Horace Mann Educators Corp.	33,078
217	Horizon Bancorp/IN	5,208
1,712	Hudson Pacific Properties, Inc. (REIT)	52,199
348	Hudson Valley Holding Corp.	8,992

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
742		IBERIABANK Corp.	$47,688
181		Independence Holding Co.	2,125
602		Independent Bank Corp./MA	27,156
541		Independent Bank Corp./MI	7,320
216		Independent Bank Group, Inc.	8,757
272		Infinity Property & Casualty Corp.	19,679
543		InfraREIT, Inc. (REIT)	16,453
2,060		Inland Real Estate Corp. (REIT)	20,888
1,283		International Bancshares Corp.	33,486
364		INTL FCStone, Inc.*	12,765
2,905		Invesco Mortgage Capital, Inc. (REIT)	46,102
807		Investment Technology Group, Inc.	21,676
8,453		Investors Bancorp, Inc.	101,521
2,643		Investors Real Estate Trust (REIT)	19,135
2,002		iStar Financial, Inc. (REIT)*	28,448
260		James River Group Holdings Ltd.	6,113
3,528		Janus Capital Group, Inc.	64,033
278		JG Wentworth Co., Class A*	2,608
90		Kansas City Life Insurance Co.	4,004
1,064		KCG Holdings, Inc., Class A*	14,353
457		Kearny Financial Corp./MD*	4,973
1,028		Kemper Corp.	36,792
1,853		Kennedy-Wilson Holdings, Inc.	47,381
776		Kite Realty Group Trust (REIT)	20,991
360		Ladder Capital Corp. (REIT)	6,397
2,355		Ladenburg Thalmann Financial Services, Inc.*	7,748
895		Lakeland Bancorp, Inc.	10,230
390		Lakeland Financial Corp.	15,440
2,635		LaSalle Hotel Properties (REIT)	96,072
995		LegacyTexas Financial Group, Inc.	25,810
151		LendingTree, Inc.*	8,948
4,853		Lexington Realty Trust (REIT)	44,551
822		LTC Properties, Inc. (REIT)	34,598
618		Macatawa Bank Corp.	3,133
2,092		Mack-Cali Realty Corp. (REIT)	35,355
1,180		Maiden Holdings Ltd.	16,496
482		MainSource Financial Group, Inc.	9,650
349		Manning & Napier, Inc.	3,860
189		Marcus & Millichap, Inc.*	8,866
890		MarketAxess Holdings, Inc.	78,721
197		Marlin Business Services Corp.	3,520
1,567		MB Financial, Inc.	50,489
1,182		Meadowbrook Insurance Group, Inc.	10,071
4,903		Medical Properties Trust, Inc. (REIT)	66,485
142		Medley Management, Inc., Class A	1,644
397		Mercantile Bank Corp.	7,944
122		Merchants Bancshares, Inc./VT	3,640
480		Meridian Bancorp, Inc.*	6,163
164		Meta Financial Group, Inc.	6,581
335		Metro Bancorp, Inc.	8,663
7,989		MGIC Investment Corp.*	86,681
197		MidSouth Bancorp, Inc.	2,728
165		MidWestOne Financial Group, Inc.	4,811
174		Moelis & Co., Class A	5,022
1,398		Monmouth Real Estate Investment Corp. (REIT)	13,477
863		Montpelier Re Holdings Ltd.	32,854
821		National Bank Holdings Corp., Class A	15,698
164		National Bankshares, Inc.	4,562
838		National General Holdings Corp.	16,274
885		National Health Investors, Inc. (REIT)	58,534
167		National Interstate Corp.	4,270
2,925		National Penn Bancshares, Inc.	31,298
53		National Western Life Insurance Co., Class A	12,984
247		Navigators Group, Inc. (The)*	19,172
1,031		NBT Bancorp, Inc.	25,383
491		Nelnet, Inc., Class A	20,185
4,695		New Residential Investment Corp. (REIT)	80,097
2,480		New York Mortgage Trust, Inc. (REIT)	19,642
3,827		New York REIT, Inc. (REIT)	35,476
793		NewBridge Bancorp	6,225
592		NewStar Financial, Inc.*	6,257
154		Nicholas Financial, Inc.*	2,017
1,193		NMI Holdings, Inc., Class A*	9,460
1,125		Northfield Bancorp, Inc.	16,470
161		Northrim BanCorp, Inc.	3,936
2,234		Northwest Bancshares, Inc.	27,031
316		OceanFirst Financial Corp.	5,467
1,062		OFG Bancorp	13,955
198		Old Line Bancshares, Inc.	3,091
2,779		Old National Bancorp/IN	37,822
572		OM Asset Management PLC	11,137
271		On Deck Capital, Inc.*	4,114
290		One Liberty Properties, Inc. (REIT)	6,438
535		OneBeacon Insurance Group Ltd., Class A	7,704
240		Oppenheimer Holdings, Inc., Class A	6,226
121		Opus Bank	3,822
1,080		Oritani Financial Corp.	15,898
254		Owens Realty Mortgage, Inc. (REIT)	3,373
455		Pacific Continental Corp.	5,856
489		Pacific Premier Bancorp, Inc.*	7,702
—	#	PacWest Bancorp	—
106		Palmetto Bancshares, Inc.	1,955
302		Park National Corp.	24,966
1,054		Park Sterling Corp.	6,999
1,857		Parkway Properties, Inc./MD (REIT)	31,922
196		Patriot National, Inc.*	3,146
358		Peapack Gladstone Financial Corp.	7,253
1,686		Pebblebrook Hotel Trust (REIT)	72,296
114		Penns Woods Bancorp, Inc.	4,835
1,622		Pennsylvania Real Estate Investment Trust (REIT)	36,203
316		PennyMac Financial Services, Inc., Class A*	5,925
1,746		PennyMac Mortgage Investment Trust (REIT)	32,074
366		Peoples Bancorp, Inc./OH	8,451
178		Peoples Financial Services Corp.	6,684
1,200		PHH Corp.*	33,108
135		Phoenix Cos., Inc. (The)*	2,337
1,656		Physicians Realty Trust (REIT)	26,595
537		PICO Holdings, Inc.*	8,490
839		Pinnacle Financial Partners, Inc.	41,539
384		Piper Jaffray Cos.*	18,209
958		Potlatch Corp. (REIT)	34,756
1,181		PRA Group, Inc.*	67,034
277		Preferred Bank/CA	7,640
1,219		Primerica, Inc.	53,916

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,690	PrivateBancorp, Inc.	$64,440
1,646	Prosperity Bancshares, Inc.	88,176
1,422	Provident Financial Services, Inc.	25,852
459	PS Business Parks, Inc. (REIT)	33,553
268	Pzena Investment Management, Inc., Class A	2,374
339	QTS Realty Trust, Inc., Class A (REIT)	12,621
4,507	Radian Group, Inc.	80,765
1,942	RAIT Financial Trust (REIT)	12,351
1,823	Ramco-Gershenson Properties Trust (REIT)	31,392
223	RCS Capital Corp., Class A	1,744
251	RE/MAX Holdings, Inc., Class A	8,396
1,958	Redwood Trust, Inc. (REIT)	31,543
252	Regional Management Corp.*	4,390
743	Renasant Corp.	21,874
234	Republic Bancorp, Inc./KY, Class A	5,747
730	Republic First Bancorp, Inc.*	2,570
358	Resource America, Inc., Class A	2,857
3,049	Resource Capital Corp. (REIT)	12,745
2,130	Retail Opportunity Investments Corp. (REIT)	34,783
1,357	Rexford Industrial Realty, Inc. (REIT)	19,799
1,015	RLI Corp.	49,400
3,089	RLJ Lodging Trust (REIT)	93,380
876	Rouse Properties, Inc. (REIT)	15,129
1,025	Ryman Hospitality Properties, Inc. (REIT)	56,488
772	S&T Bancorp, Inc.	20,913
1,393	Sabra Health Care REIT, Inc. (REIT)	36,915
487	Safeguard Scientifics, Inc.*	8,727
306	Safety Insurance Group, Inc.	17,075
591	Sandy Spring Bancorp, Inc.	15,449
230	Saul Centers, Inc. (REIT)	11,585
458	Seacoast Banking Corp. of Florida*	6,852
869	Select Income REIT (REIT)	20,369
1,327	Selective Insurance Group, Inc.	35,975
44	ServisFirst Bancshares, Inc.	1,542
287	Sierra Bancorp	4,839
858	Silver Bay Realty Trust Corp. (REIT)	13,248
133	Silvercrest Asset Management Group, Inc., Class A	1,729
539	Simmons First National Corp., Class A	23,199
569	South State Corp.	40,901
597	Southside Bancshares, Inc.	16,036
467	Southwest Bancorp, Inc./OK	8,266
839	Sovran Self Storage, Inc. (REIT)	76,525
678	Springleaf Holdings, Inc.*	32,219
163	Square 1 Financial, Inc., Class A*	4,258
1,491	St. Joe Co. (The)*	23,752
1,337	STAG Industrial, Inc. (REIT)	28,478
923	Starwood Waypoint Residential Trust (REIT)	23,278
357	State Auto Financial Corp.	7,586
829	State Bank Financial Corp.	16,978
618	State National Cos., Inc.	6,613
2,145	Sterling Bancorp/DE	28,979
507	Stewart Information Services Corp.	19,048
1,545	Stifel Financial Corp.*	82,287
346	Stock Yards Bancorp, Inc.	12,082
235	Stonegate Bank	7,059
337	Stonegate Mortgage Corp.*	3,296
746	STORE Capital Corp. (REIT)	15,562
6,310	Strategic Hotels & Resorts, Inc. (REIT)*	76,225
273	Suffolk Bancorp	6,585
2,019	Summit Hotel Properties, Inc. (REIT)	26,974
200	Sun Bancorp, Inc./NJ*	3,862
1,133	Sun Communities, Inc. (REIT)	71,504
4,848	Sunstone Hotel Investors, Inc. (REIT)	73,980
4,428	Susquehanna Bancshares, Inc.	61,505
1,779	Symetra Financial Corp.	43,514
422	Talmer Bancorp, Inc., Class A	6,706
319	Tejon Ranch Co.*	7,969
1,012	Terreno Realty Corp. (REIT)	20,594
206	Territorial Bancorp, Inc.	4,750
1,079	Texas Capital Bancshares, Inc.*	58,698
1,340	Third Point Reinsurance Ltd.*	19,309
185	Tiptree Financial, Inc., Class A	1,238
351	Tompkins Financial Corp.	17,901
1,017	TowneBank/VA	16,028
438	Trade Street Residential, Inc. (REIT)	3,189
533	TriCo Bancshares	12,571
521	TriState Capital Holdings, Inc.*	6,070
182	Triumph Bancorp, Inc.*	2,262
2,234	TrustCo Bank Corp./NY	15,102
1,592	Trustmark Corp.	37,969
890	UMB Financial Corp.	46,093
515	UMH Properties, Inc. (REIT)	5,083
3,932	Umpqua Holdings Corp.	69,164
1,092	Union Bankshares Corp.	23,598
1,630	United Bankshares, Inc./WV	61,712
1,180	United Community Banks, Inc./GA	22,597
1,194	United Community Financial Corp./OH	6,507
1,160	United Financial Bancorp, Inc.	14,616
487	United Fire Group, Inc.	14,858
392	United Insurance Holdings Corp.	5,653
286	Universal Health Realty Income Trust (REIT)	13,699
736	Universal Insurance Holdings, Inc.	18,790
383	Univest Corp. of Pennsylvania	7,354
634	Urstadt Biddle Properties, Inc., Class A (REIT)	12,756
5,351	Valley National Bancorp	52,333
167	Virtus Investment Partners, Inc.	20,776
406	Walker & Dunlop, Inc.*	9,996
888	Walter Investment Management Corp.*	14,679
2,244	Washington Federal, Inc.	49,592
1,572	Washington Real Estate Investment Trust (REIT)	39,379
347	Washington Trust Bancorp, Inc.	13,040
812	Waterstone Financial, Inc.	10,637
2,131	Webster Financial Corp.	80,744
772	WesBanco, Inc.	24,426
377	West Bancorp., Inc.	6,890
621	Westamerica Bancorp.	28,417
1,781	Western Alliance Bancorp.*	55,834
984	Western Asset Mortgage Capital Corp. (REIT)	14,957
173	Westwood Holdings Group, Inc.	9,818
529	Whitestone REIT (REIT)	7,422

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,658	Wilshire Bancorp, Inc.	$18,304
1,098	Wintrust Financial Corp.	55,010
2,540	WisdomTree Investments, Inc.	54,254
186	World Acceptance Corp.*	15,172
631	WSFS Financial Corp.	15,567
480	Yadkin Financial Corp.*	9,480
		9,999,694
	Health Care — 6.5%

136	AAC Holdings, Inc.*	5,285
530	Abaxis, Inc.	28,148
942	Abiomed, Inc.*	56,256
1,097	Acadia Healthcare Co., Inc.*	81,332
1,859	ACADIA Pharmaceuticals, Inc.*	76,591
536	Accelerate Diagnostics, Inc.*	11,964
388	Acceleron Pharma, Inc.*	13,087
1,812	Accuray, Inc.*	11,135
585	AcelRx Pharmaceuticals, Inc.*	2,047
678	Aceto Corp.	15,980
163	Achaogen, Inc.*	965
2,691	Achillion Pharmaceuticals, Inc.*	26,614
983	Acorda Therapeutics, Inc.*	29,962
590	Actinium Pharmaceuticals, Inc.*	2,325
69	Adamas Pharmaceuticals, Inc.*	1,241
149	Addus HomeCare Corp.*	4,173
133	Adeptus Health, Inc., Class A*	9,317
696	Aegerion Pharmaceuticals, Inc.*	13,558
269	Aerie Pharmaceuticals, Inc.*	2,994
1,821	Affymetrix, Inc.*	21,360
1,469	Agenus, Inc.*	12,016
345	Agios Pharmaceuticals, Inc.*	42,097
924	Air Methods Corp.*	38,956
259	Akebia Therapeutics, Inc.*	2,036
1,471	Akorn, Inc.*	67,519
556	Albany Molecular Research, Inc.*	11,203
238	Alder Biopharmaceuticals, Inc.*	10,120
619	Alimera Sciences, Inc.*	2,618
118	Alliance HealthCare Services, Inc.*	2,170
197	Almost Family, Inc.*	7,565
617	AMAG Pharmaceuticals, Inc.*	42,931
645	Amedisys, Inc.*	20,008
1,097	AMN Healthcare Services, Inc.*	29,169
218	Amphastar Pharmaceuticals, Inc.*	3,344
965	Ampio Pharmaceuticals, Inc.*	2,316
999	Amsurg Corp.*	67,273
777	Anacor Pharmaceuticals, Inc.*	55,338
293	Analogic Corp.	24,791
583	AngioDynamics, Inc.*	9,357
162	ANI Pharmaceuticals, Inc.*	8,162
340	Anika Therapeutics, Inc.*	11,468
3,279	Antares Pharma, Inc.*	6,951
133	Applied Genetic Technologies Corp.*	2,667
678	Aratana Therapeutics, Inc.*	9,200
116	Ardelyx, Inc.*	1,270
5,695	Arena Pharmaceuticals, Inc.*	22,353
3,890	ARIAD Pharmaceuticals, Inc.*	35,710
3,297	Array BioPharma, Inc.*	25,222
1,290	Arrowhead Research Corp.*	8,127
164	Atara Biotherapeutics, Inc.*	6,947
647	AtriCure, Inc.*	14,842
34	Atrion Corp.	12,746
182	Avalanche Biotechnologies, Inc.*	6,785
199	Bellicum Pharmaceuticals, Inc.*	4,923
1,654	BioCryst Pharmaceuticals, Inc.*	18,541
987	BioDelivery Sciences International, Inc.*	8,409
1,732	Bio-Path Holdings, Inc.*	2,078
580	Bio-Reference Laboratories, Inc.*	19,268
1,615	BioScrip, Inc.*	5,733
90	BioSpecifics Technologies Corp.*	4,288
623	BioTelemetry, Inc.*	6,012
1,228	BioTime, Inc.*	5,747
583	Bluebird Bio, Inc.*	113,248
189	Calithera Biosciences, Inc.*	1,979
723	Cambrex Corp.*	28,934
798	Cantel Medical Corp.	37,155
685	Capital Senior Living Corp.*	17,646
127	Cara Therapeutics, Inc.*	1,209
653	Cardiovascular Systems, Inc.*	18,271
306	Castlight Health, Inc., Class B*	2,671
1,153	Catalent, Inc.*	36,850
2,311	Celldex Therapeutics, Inc.*	66,719
707	Cempra, Inc.*	25,954
1,645	Cepheid, Inc.*	90,755
2,246	Cerus Corp.*	11,185
414	Chemed Corp.	51,415
646	ChemoCentryx, Inc.*	5,601
713	Chimerix, Inc.*	29,839
276	Civitas Solutions, Inc.*	6,122
582	Clovis Oncology, Inc.*	53,800
181	Coherus Biosciences, Inc.*	4,447
263	Computer Programs & Systems, Inc.	13,763
642	CONMED Corp.	35,657
157	Connecture, Inc.*	1,989
1,259	Corcept Therapeutics, Inc.*	7,705
262	CorVel Corp.*	9,406
734	Cross Country Healthcare, Inc.*	7,795
663	CryoLife, Inc.	7,101
3,539	CTI BioPharma Corp.*	6,866
633	Cyberonics, Inc.*	40,518
528	Cynosure, Inc., Class A*	18,842
816	Cytokinetics, Inc.*	5,198
2,789	Cytori Therapeutics, Inc.*	1,844
1,316	CytRx Corp.*	5,409
1,369	Depomed, Inc.*	28,557
534	Derma Sciences, Inc.*	3,503
184	Dermira, Inc.*	2,760
1,768	DexCom, Inc.*	126,801
84	Dicerna Pharmaceuticals, Inc.*	1,389
3,426	Dyax Corp.*	90,241
682	Dynavax Technologies Corp.*	15,529
94	Egalet Corp.*	932
129	Eleven Biotherapeutics, Inc.*	362
689	Emergent Biosolutions, Inc.*	21,952
244	Enanta Pharmaceuticals, Inc.*	9,975
875	Endocyte, Inc.*	5,311
1,591	Endologix, Inc.*	26,554
533	Ensign Group, Inc. (The)	24,715
125	Entellus Medical, Inc.*	2,919
848	Enzo Biochem, Inc.*	2,061
369	Epizyme, Inc.*	7,000
158	Esperion Therapeutics, Inc.*	16,987
2,090	Exact Sciences Corp.*	56,451
231	Exactech, Inc.*	4,939
867	ExamWorks Group, Inc.*	35,443
4,595	Exelixis, Inc.*	14,474
220	FibroGen, Inc.*	4,006
481	Five Prime Therapeutics, Inc.*	12,333
1,015	Five Star Quality Care, Inc.*	4,699

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
127	Flex Pharma, Inc.*	$2,267
142	Flexion Therapeutics, Inc.*	2,827
662	Fluidigm Corp.*	15,650
330	Foundation Medicine, Inc.*	11,804
457	Galectin Therapeutics, Inc.*	1,147
3,708	Galena Biopharma, Inc.*	5,822
553	Genesis Healthcare, Inc.*	3,528
982	GenMark Diagnostics, Inc.*	9,005
128	Genocea Biosciences, Inc.*	1,358
394	Genomic Health, Inc.*	10,673
3,704	Geron Corp.*	14,297
1,552	Globus Medical, Inc., Class A*	40,259
587	Greatbatch, Inc.*	30,512
1,228	Haemonetics Corp.*	50,741
2,440	Halozyme Therapeutics, Inc.*	42,334
831	Hanger, Inc.*	19,105
247	HealthEquity, Inc.*	6,548
2,079	HealthSouth Corp.	89,730
499	HealthStream, Inc.*	14,157
742	Healthways, Inc.*	11,249
401	HeartWare International, Inc.*	29,582
550	Heron Therapeutics, Inc.*	10,868
2,069	HMS Holdings Corp.*	35,256
1,752	Horizon Pharma PLC*	56,817
317	ICU Medical, Inc.*	30,749
2,031	Idera Pharmaceuticals, Inc.*	7,799
755	IGI Laboratories, Inc.*	4,907
169	Immune Design Corp.*	3,689
2,025	ImmunoGen, Inc.*	18,184
1,951	Immunomedics, Inc.*	7,531
1,653	Impax Laboratories, Inc.*	77,708
140	Imprivata, Inc.*	2,212
202	INC Research Holdings, Inc., Class A*	6,987
1,146	Infinity Pharmaceuticals, Inc.*	14,852
121	Inogen, Inc.*	4,523
1,695	Inovio Pharmaceuticals, Inc.*	14,255
1,451	Insmed, Inc.*	31,835
1,308	Insulet Corp.*	36,977
236	Insys Therapeutics, Inc.*	14,066
589	Integra LifeSciences Holdings Corp.*	39,563
138	Intersect ENT, Inc.*	3,276
470	Intra-Cellular Therapies, Inc.*	12,337
892	Intrexon Corp.*	37,571
759	Invacare Corp.	16,493
172	Invitae Corp.*	2,141
404	IPC Healthcare, Inc.*	19,945
2,820	Ironwood Pharmaceuticals, Inc.*	39,790
2,775	Isis Pharmaceuticals, Inc.*	186,813
222	K2M Group Holdings, Inc.*	5,803
350	Karyopharm Therapeutics, Inc.*	9,422
2,387	Keryx Biopharmaceuticals, Inc.*	24,825
248	Kindred Biosciences, Inc.*	1,600
1,935	Kindred Healthcare, Inc.	44,331
238	Kite Pharma, Inc.*	13,126
465	KYTHERA Biopharmaceuticals, Inc.*	23,422
225	Landauer, Inc.	7,668
607	Lannett Co., Inc.*	33,767
392	LDR Holding Corp.*	15,884
848	Lexicon Pharmaceuticals, Inc.*	5,962
291	LHC Group, Inc.*	10,697
464	Ligand Pharmaceuticals, Inc.*	40,883
85	Loxo Oncology, Inc.*	1,049
885	Luminex Corp.*	14,841
471	MacroGenics, Inc.*	15,237
650	Magellan Health, Inc.*	43,959
5,382	MannKind Corp.*	27,879
1,055	Masimo Corp.*	37,030
1,439	MedAssets, Inc.*	30,032
1,534	Medicines Co. (The)*	43,504
1,277	Medidata Solutions, Inc.*	74,079
1,669	Merge Healthcare, Inc.*	7,611
981	Meridian Bioscience, Inc.	17,854
1,014	Merit Medical Systems, Inc.*	20,848
2,465	Merrimack Pharmaceuticals, Inc.*	29,087
2,197	MiMedx Group, Inc.*	22,739
203	Mirati Therapeutics, Inc.*	7,442
713	Molina Healthcare, Inc.*	51,864
1,276	Momenta Pharmaceuticals, Inc.*	25,329
237	NanoString Technologies, Inc.*	3,327
1,012	NanoViricides, Inc.*	1,569
243	National HealthCare Corp.	15,290
234	National Research Corp., Class A	3,271
759	Natus Medical, Inc.*	29,647
3,557	Navidea Biopharmaceuticals, Inc.*	4,446
2,997	Nektar Therapeutics*	34,465
865	Neogen Corp.*	40,430
618	NeoStem, Inc.*	1,316
1,622	Neuralstem, Inc.*	2,498
1,993	Neurocrine Biosciences, Inc.*	87,413
190	Nevro Corp.*	9,658
467	NewLink Genetics Corp.*	20,151
1,031	Northwest Biotherapeutics, Inc.*	8,660
6,321	Novavax, Inc.*	56,889
1,100	NuVasive, Inc.*	55,605
1,449	NxStage Medical, Inc.*	23,488
136	Ocular Therapeutix, Inc.*	3,287
605	Ohr Pharmaceutical, Inc.*	1,640
888	Omeros Corp.*	17,627
864	Omnicell, Inc.*	31,951
298	OncoMed Pharmaceuticals, Inc.*	7,426
2,223	Oncothyreon, Inc.*	7,603
327	Ophthotech Corp.*	16,357
4,650	OPKO Health, Inc.*	82,212
1,318	OraSure Technologies, Inc.*	8,158
2,892	Orexigen Therapeutics, Inc.*	14,171
1,475	Organovo Holdings, Inc.*	7,390
435	Orthofix International N.V.*	14,255
448	Osiris Therapeutics, Inc.*	8,333
189	Otonomy, Inc.*	4,634
405	OvaScience, Inc.*	13,742
1,489	Owens & Minor, Inc.	49,613
393	Oxford Immunotec Global PLC*	5,384
1,435	Pacific Biosciences of California, Inc.*	8,093
841	Pacira Pharmaceuticals, Inc.*	65,775
898	Pain Therapeutics, Inc.*	1,769
1,342	PAREXEL International Corp.*	89,203
3,790	PDL BioPharma, Inc.	25,317
4,444	Peregrine Pharmaceuticals, Inc.*	6,266
785	Pernix Therapeutics Holdings, Inc.*	5,000
708	PharMerica Corp.*	23,548
346	Phibro Animal Health Corp., Class A	11,982
307	PhotoMedex, Inc.*	525
1,085	Portola Pharmaceuticals, Inc.*	45,375
645	POZEN, Inc.*	4,160
461	PRA Health Sciences, Inc.*	15,425
1,223	Prestige Brands Holdings, Inc.*	53,714

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,641	Progenics Pharmaceuticals, Inc.*	$9,239
724	Prothena Corp. PLC*	28,555
272	Providence Service Corp. (The)*	13,072
577	PTC Therapeutics, Inc.*	33,518
581	Puma Biotechnology, Inc.*	113,556
1,176	Quality Systems, Inc.	18,628
673	Quidel Corp.*	14,584
208	Radius Health, Inc.*	10,030
772	RadNet, Inc.*	5,026
1,883	Raptor Pharmaceutical Corp.*	23,180
518	Receptos, Inc.*	85,413
363	Regulus Therapeutics, Inc.*	5,126
487	Relypsa, Inc.*	17,917
756	Repligen Corp.*	30,815
573	Repros Therapeutics, Inc.*	4,131
648	Retrophin, Inc.*	20,503
203	Revance Therapeutics, Inc.*	5,197
2,066	Rigel Pharmaceuticals, Inc.*	7,210
1,107	Rockwell Medical, Inc.*	12,254
119	Roka Bioscience, Inc.*	318
1,336	RTI Surgical, Inc.*	8,644
150	Sage Therapeutics, Inc.*	11,230
516	Sagent Pharmaceuticals, Inc.*	11,522
1,604	Sangamo BioSciences, Inc.*	19,649
960	Sarepta Therapeutics, Inc.*	24,595
1,215	SciClone Pharmaceuticals, Inc.*	11,251
95	Second Sight Medical Products, Inc.*	1,368
1,858	Select Medical Holdings Corp.	30,378
2,747	Sequenom, Inc.*	9,202
136	Sientra, Inc.*	3,064
190	Spark Therapeutics, Inc.*	13,992
981	Spectranetics Corp. (The)*	24,358
1,548	Spectrum Pharmaceuticals, Inc.*	9,706
906	STAAR Surgical Co.*	8,462
352	Stemline Therapeutics, Inc.*	4,847
1,394	STERIS Corp.	93,161
419	Sucampo Pharmaceuticals, Inc., Class A*	6,800
1,415	Sunesis Pharmaceuticals, Inc.*	3,354
769	Supernus Pharmaceuticals, Inc.*	10,935
297	Surgical Care Affiliates, Inc.*	11,283
303	SurModics, Inc.*	7,478
221	Symmetry Surgical, Inc.*	1,951
548	Synageva BioPharma Corp.*	116,949
2,339	Synergy Pharmaceuticals, Inc.*	10,058
1,865	Synta Pharmaceuticals Corp.*	3,991
141	T2 Biosystems, Inc.*	2,367
256	Tandem Diabetes Care, Inc.*	3,090
1,657	Team Health Holdings, Inc.*	96,901
504	TESARO, Inc.*	29,615
724	Tetraphase Pharmaceuticals, Inc.*	31,045
685	TG Therapeutics, Inc.*	10,782
2,802	TherapeuticsMD, Inc.*	19,838
555	Theravance Biopharma, Inc.*	7,742
1,943	Theravance, Inc.	32,837
1,267	Thoratec Corp.*	57,509
1,390	Threshold Pharmaceuticals, Inc.*	5,407
40	Tobira Therapeutics, Inc.*	526
140	Tokai Pharmaceuticals, Inc.*	1,592
839	Tornier N.V.*	22,301
676	TransEnterix, Inc.*	3,049
588	Triple-S Management Corp., Class B*	14,112
175	TriVascular Technologies, Inc.*	954
197	Trupanion, Inc.*	1,651
288	U.S. Physical Therapy, Inc.	14,360
182	Ultragenyx Pharmaceutical, Inc.*	15,834
2,946	Unilife Corp.*	7,232
997	Universal American Corp.*	10,229
89	Utah Medical Products, Inc.	4,871
794	Vanda Pharmaceuticals, Inc.*	8,011
404	Vascular Solutions, Inc.*	13,183
153	Veracyte, Inc.*	1,606
699	Verastem, Inc.*	6,046
197	Versartis, Inc.*	3,061
154	Vitae Pharmaceuticals, Inc.*	1,888
133	Vital Therapies, Inc.*	2,886
2,122	VIVUS, Inc.*	5,369
533	Vocera Communications, Inc.*	5,794
1,035	WellCare Health Plans, Inc.*	88,668
1,668	West Pharmaceutical Services, Inc.	90,306
1,178	Wright Medical Group, Inc.*	32,277
442	Xencor, Inc.*	8,018
1,365	XenoPort, Inc.*	8,135
2,138	XOMA Corp.*	7,526
187	Zafgen, Inc.*	6,089
686	ZELTIQ Aesthetics, Inc.*	18,838
2,143	ZIOPHARM Oncology, Inc.*	20,316
2,899	Zogenix, Inc.*	4,928
193	ZS Pharma, Inc.*	11,291
		6,958,547
	Industrials — 5.2%

997	AAON, Inc.	23,599
934	AAR Corp.	27,590
1,318	ABM Industries, Inc.	42,756
1,181	Acacia Research Corp.	12,058
2,693	ACCO Brands Corp.*	19,794
908	Accuride Corp.*	3,932
1,456	Actuant Corp., Class A	34,216
360	Advanced Drainage Systems, Inc.	10,454
991	Advisory Board Co. (The)*	50,313
896	Aegion Corp.*	15,967
1,411	Aerojet Rocketdyne Holdings, Inc.*	29,278
449	Aerovironment, Inc.*	11,607
1,233	Air Transport Services Group, Inc.*	12,971
1,525	Aircastle Ltd.	36,996
157	Alamo Group, Inc.	8,316
664	Albany International Corp., Class A	26,281
326	Allegiant Travel Co.	51,335
639	Altra Industrial Motion Corp.	17,572
469	Ameresco, Inc., Class A*	3,405
223	American Railcar Industries, Inc.	11,991
174	American Science & Engineering, Inc.	6,809
291	American Woodmark Corp.*	14,940
687	Apogee Enterprises, Inc.	36,912
986	Applied Industrial Technologies, Inc.	41,777
970	ARC Document Solutions, Inc.*	7,265
90	ARC Group Worldwide, Inc.*	511
613	ArcBest Corp.	20,958
296	Argan, Inc.	10,591
446	Astec Industries, Inc.	18,442
444	Astronics Corp.*	31,031
595	Atlas Air Worldwide Holdings, Inc.*	32,416
604	AZZ, Inc.	28,950
1,161	Baltic Trading Ltd.	1,765
1,279	Barnes Group, Inc.	51,493

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
169	Barrett Business Services, Inc.	$6,086
1,164	Beacon Roofing Supply, Inc.*	36,503
1,167	Blount International, Inc.	13,502
1,132	Brady Corp., Class A	28,640
1,103	Briggs & Stratton Corp.	21,056
1,143	Brink’s Co. (The)	36,530
1,078	Builders FirstSource, Inc.*	13,238
387	CAI International, Inc.*	8,367
7,760	Capstone Turbine Corp.*	3,259
921	Casella Waste Systems, Inc., Class A*	5,065
980	CBIZ, Inc.*	8,889
333	CDI Corp.	4,119
798	CEB, Inc.	67,503
496	CECO Environmental Corp.	5,630
494	Celadon Group, Inc.	11,520
1,308	Cenveo, Inc.*	3,270
719	Chart Industries, Inc.*	23,339
417	CIRCOR International, Inc.	22,234
2,216	Civeo Corp.	8,864
1,190	CLARCOR, Inc.	73,316
468	Columbus McKinnon Corp.	10,675
889	Comfort Systems USA, Inc.	19,958
624	Commercial Vehicle Group, Inc.*	3,956
277	Continental Building Products, Inc.*	6,177
225	CRA International, Inc.*	6,217
486	Cubic Corp.	23,231
1,137	Curtiss-Wright Corp.	81,966
1,181	Deluxe Corp.	75,383
1,780	DigitalGlobe, Inc.*	53,400
526	Douglas Dynamics, Inc.	10,678
256	Ducommun, Inc.*	5,962
306	DXP Enterprises, Inc.*	12,549
801	Dycom Industries, Inc.*	46,122
329	Dynamic Materials Corp.	3,652
699	Echo Global Logistics, Inc.*	22,494
1,486	EMCOR Group, Inc.	67,420
489	Encore Wire Corp.	21,359
908	Energy Recovery, Inc.*	2,415
1,043	EnerSys	69,505
414	Engility Holdings, Inc.	11,559
617	Ennis, Inc.	10,378
431	Enphase Energy, Inc.*	4,082
536	EnPro Industries, Inc.	32,417
143	Erickson, Inc.*	536
627	ESCO Technologies, Inc.	23,387
751	Esterline Technologies Corp.*	81,236
234	ExOne Co. (The)*	2,937
309	Exponent, Inc.	26,302
1,484	Federal Signal Corp.	22,082
736	Forward Air Corp.	38,176
258	Franklin Covey Co.*	5,157
1,126	Franklin Electric Co., Inc.	39,624
285	FreightCar America, Inc.	6,390
964	FTI Consulting, Inc.*	37,885
5,527	FuelCell Energy, Inc.*	6,798
887	Furmanite Corp.*	7,220
471	G&K Services, Inc., Class A	32,819
1,624	Generac Holdings, Inc.*	67,851
1,148	General Cable Corp.	21,686
261	General Finance Corp.*	1,433
728	Gibraltar Industries, Inc.*	13,046
504	Global Brass & Copper Holdings, Inc.	8,684
404	Global Power Equipment Group, Inc.	3,022
1,638	Golden Ocean Group Ltd.	6,961
445	Gorman-Rupp Co. (The)	12,473
312	GP Strategies Corp.*	9,737
2,774	GrafTech International Ltd.*	14,064
238	Graham Corp.	5,291
923	Granite Construction, Inc.	33,090
1,412	Great Lakes Dredge & Dock Corp.*	7,851
651	Greenbrier Cos., Inc. (The)	39,210
881	Griffon Corp.	14,070
738	H&E Equipment Services, Inc.	16,111
1,905	Harsco Corp.	30,690
1,063	Hawaiian Holdings, Inc.*	25,746
1,658	Healthcare Services Group, Inc.	50,088
1,283	Heartland Express, Inc.	27,264
1,569	HEICO Corp.	89,904
430	Heidrick & Struggles International, Inc.	10,810
251	Heritage-Crystal Clean, Inc.*	3,567
1,398	Herman Miller, Inc.	38,725
707	Hill International, Inc.*	3,747
1,482	Hillenbrand, Inc.	45,527
1,064	HNI Corp.	51,593
419	Houston Wire & Cable Co.	3,750
868	Hub Group, Inc., Class A*	36,821
153	Hurco Cos., Inc.	5,115
556	Huron Consulting Group, Inc.*	35,751
243	Hyster-Yale Materials Handling, Inc.	17,243
471	ICF International, Inc.*	16,852
827	InnerWorkings, Inc.*	5,260
535	Insperity, Inc.	28,152
431	Insteel Industries, Inc.	8,555
1,569	Interface, Inc.	33,781
134	International Shipholding Corp.	1,073
6,192	JetBlue Airways Corp.*	124,831
688	John Bean Technologies Corp.	25,848
264	Kadant, Inc.	12,434
646	Kaman Corp.	27,365
646	Kelly Services, Inc., Class A	10,026
772	KEYW Holding Corp. (The)*	5,404
585	Kforce, Inc.	12,876
810	Kimball International, Inc., Class B	9,874
1,410	Knight Transportation, Inc.	40,326
1,143	Knoll, Inc.	26,015
1,174	Korn/Ferry International	37,674
1,055	Kratos Defense & Security Solutions, Inc.*	6,319
244	L.B. Foster Co., Class A	9,309
468	Layne Christensen Co.*	3,809
288	Lindsay Corp.	23,196
254	LMI Aerospace, Inc.*	2,530
508	LSI Industries, Inc.	4,811
402	Lydall, Inc.*	11,019
326	Manitex International, Inc.*	2,526
561	Marten Transport Ltd.	12,723
695	Masonite International Corp.*	47,413
1,544	MasTec, Inc.*	27,267
1,014	Matson, Inc.	40,844
704	Matthews International Corp., Class A	34,954
611	McGrath RentCorp	18,599
2,309	Meritor, Inc.*	33,042
267	Miller Industries, Inc.	5,476

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
386	Mistras Group, Inc.*	$7,145
1,102	Mobile Mini, Inc.	43,727
914	Moog, Inc., Class A*	62,728
697	MSA Safety, Inc.	31,156
1,338	Mueller Industries, Inc.	46,643
3,760	Mueller Water Products, Inc., Class A	34,667
293	Multi-Color Corp.	18,767
503	MYR Group, Inc.*	14,889
114	National Presto Industries, Inc.	7,923
1,160	Navigant Consulting, Inc.*	15,788
1,872	Navios Maritime Holdings, Inc.	6,402
662	NCI Building Systems, Inc.*	9,917
247	Neff Corp., Class A*	2,534
161	NL Industries, Inc.*	1,282
419	NN, Inc.	11,418
215	Nortek, Inc.*	17,759
224	Northwest Pipe Co.*	4,652
68	Omega Flex, Inc.	2,201
1,216	On Assignment, Inc.*	45,588
647	Orion Marine Group, Inc.*	4,859
71	PAM Transportation Services, Inc.*	4,300
207	Park-Ohio Holdings Corp.	9,938
192	Patrick Industries, Inc.*	11,482
52	Patriot Transportation Holding, Inc.*	1,341
198	Paylocity Holding Corp.*	6,629
3,871	Pendrell Corp.*	3,871
703	Performant Financial Corp.*	2,137
1,115	PGT, Inc.*	13,335
3,943	Plug Power, Inc.*	10,725
504	Ply Gem Holdings, Inc.*	6,224
1,064	Polypore International, Inc.*	63,744
219	Powell Industries, Inc.	7,945
106	Power Solutions International, Inc.*	5,830
528	PowerSecure International, Inc.*	7,862
63	Preformed Line Products Co.	2,391
896	Primoris Services Corp.	16,818
534	Proto Labs, Inc.*	36,942
652	Quad/Graphics, Inc.	13,333
647	Quality Distribution, Inc.*	10,236
821	Quanex Building Products Corp.	14,606
328	Quest Resource Holding Corp.*	354
1	R.R. Donnelley & Sons Co.	11
860	Raven Industries, Inc.	16,564
549	RBC Bearings, Inc.*	38,474
1,175	Republic Airways Holdings, Inc.*	12,290
915	Resources Connection, Inc.	14,356
847	Revolution Lighting Technologies, Inc.*	1,059
1,773	Rexnord Corp.*	45,424
658	Roadrunner Transportation Systems, Inc.*	16,364
1,251	RPX Corp.*	19,903
811	Rush Enterprises, Inc., Class A*	21,548
918	Safe Bulkers, Inc.	3,057
582	Saia, Inc.*	23,827
3,180	Scorpio Bulkers, Inc.*	7,537
60	SIFCO Industries, Inc.	896
975	Simpson Manufacturing Co., Inc.	33,072
1,206	SkyWest, Inc.	17,849
363	SP Plus Corp.*	8,814
239	Sparton Corp.*	6,336
301	Standex International Corp.	24,083
1,951	Steelcase, Inc., Class A	33,557
443	Sterling Construction Co., Inc.*	1,754
344	Stock Building Supply Holdings, Inc.*	5,748
525	Sun Hydraulics Corp.	19,624
2,007	Swift Transportation Co.*	46,703
802	TAL International Group, Inc.*	29,105
1,271	TASER International, Inc.*	40,138
169	TCP International Holdings Ltd.*	664
482	Team, Inc.*	19,184
833	Teledyne Technologies, Inc.*	84,408
435	Tennant Co.	27,736
1,455	Tetra Tech, Inc.	38,063
509	Textainer Group Holdings Ltd.	14,359
754	Thermon Group Holdings, Inc.*	17,123
1,040	Titan International, Inc.	11,076
409	Titan Machinery, Inc.*	6,499
793	Trex Co., Inc.*	40,126
1,067	TriMas Corp.*	30,836
371	TriNet Group, Inc.*	11,104
976	TrueBlue, Inc.*	27,796
880	Tutor Perini Corp.*	18,445
195	Twin Disc, Inc.	3,477
504	Ultrapetrol (Bahamas) Ltd.*	635
348	UniFirst Corp.	39,780
929	United Stationers, Inc.	36,082
473	Universal Forest Products, Inc.	26,185
155	Universal Truckload Services, Inc.	3,137
509	US Ecology, Inc.	23,470
148	USA Truck, Inc.*	3,410
2,159	UTi Worldwide, Inc.*	20,770
482	Viad Corp.	12,937
388	Vicor Corp.*	5,288
362	Virgin America, Inc.*	10,295
98	VSE Corp.	6,118
1,626	Wabash National Corp.*	22,016
828	WageWorks, Inc.*	35,505
610	Watsco, Inc.	76,811
672	Watts Water Technologies, Inc., Class A	35,703
1,055	Werner Enterprises, Inc.	29,034
1,238	Wesco Aircraft Holdings, Inc.*	18,273
908	West Corp.	27,785
1,565	Woodward, Inc.	79,721
257	Xerium Technologies, Inc.*	4,395
1,239	XPO Logistics, Inc.*	60,909
738	YRC Worldwide, Inc.*	9,705
		5,615,470
	Information Technology — 7.2%

300	A10 Networks, Inc.*	1,815
2,685	ACI Worldwide, Inc.*	63,930
1,816	Acxiom Corp.*	30,091
1,261	ADTRAN, Inc.	21,714
970	Advanced Energy Industries, Inc.*	27,664
1,215	Advent Software, Inc.	53,168
225	Aerohive Networks, Inc.*	1,624
346	Agilysys, Inc.*	3,124
297	Alliance Fiber Optic Products, Inc.	5,750
510	Alpha & Omega Semiconductor Ltd.*	4,182
680	Ambarella, Inc.*	61,343
211	Amber Road, Inc.*	1,507
581	American Software, Inc., Class A	5,107
2,014	Amkor Technology, Inc.*	13,615
1,029	Angie’s List, Inc.*	6,452

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
641	Anixter International, Inc.*	$43,588
1,840	Applied Micro Circuits Corp.*	11,758
349	Applied Optoelectronics, Inc.*	6,233
2,015	Aspen Technology, Inc.*	86,242
348	Audience, Inc.*	1,667
822	AVG Technologies N.V.*	20,155
2,624	Axcelis Technologies, Inc.*	8,397
341	Badger Meter, Inc.	22,001
1,582	Bankrate, Inc.*	19,300
187	Barracuda Networks, Inc.*	7,357
1,179	Bazaarvoice, Inc.*	6,744
237	Bel Fuse, Inc., Class B	5,309
1,029	Belden, Inc.	86,868
1,272	Benchmark Electronics, Inc.*	29,561
115	Benefitfocus, Inc.*	4,126
367	Black Box Corp.	7,362
1,089	Blackbaud, Inc.	55,822
1,241	Blackhawk Network Holdings, Inc.*	42,690
997	Blucora, Inc.*	15,812
141	Borderfree, Inc.*	1,973
929	Bottomline Technologies (de), Inc.*	24,461
295	Box, Inc., Class A*	5,204
757	Brightcove, Inc.*	5,337
675	BroadSoft, Inc.*	24,644
1,577	Brooks Automation, Inc.	17,725
569	Cabot Microelectronics Corp.*	26,276
554	CACI International, Inc., Class A*	47,433
848	CalAmp Corp.*	16,740
979	Calix, Inc.*	7,832
1,264	Callidus Software, Inc.*	18,100
418	Carbonite, Inc.*	4,590
1,050	Cardtronics, Inc.*	38,325
155	Care.com, Inc.*	955
302	Cascade Microtech, Inc.*	4,835
272	Cass Information Systems, Inc.	13,562
1,247	Cavium, Inc.*	87,751
495	CEVA, Inc.*	10,167
488	ChannelAdvisor Corp.*	5,470
983	Checkpoint Systems, Inc.	9,604
1,832	Ciber, Inc.*	6,156
2,479	Ciena Corp.*	59,793
786	Cimpress N.V.*	64,704
1,465	Cirrus Logic, Inc.*	55,304
269	Clearfield, Inc.*	4,086
2,049	Cognex Corp.*	103,413
588	Coherent, Inc.*	36,597
596	Cohu, Inc.	7,992
1,114	CommVault Systems, Inc.*	49,495
355	Computer Task Group, Inc.	2,638
818	comScore, Inc.*	46,282
362	Comtech Telecommunications Corp.	10,874
529	Comverse, Inc.*	12,733
741	Constant Contact, Inc.*	20,200
270	Control4 Corp.*	2,457
2,395	Convergys Corp.	59,468
1,254	Cornerstone OnDemand, Inc.*	39,037
304	Coupons.com, Inc.*	3,797
904	Covisint Corp.*	2,432
960	Cray, Inc.*	29,357
805	CSG Systems International, Inc.	25,108
798	CTS Corp.	15,042
487	CUI Global, Inc.*	2,630
423	Cvent, Inc.*	11,150
649	Cyan, Inc.*	3,433
7,805	Cypress Semiconductor Corp.*	107,163
891	Daktronics, Inc.	9,605
465	Datalink Corp.*	4,297
1,264	Dealertrack Technologies, Inc.*	52,709
206	Demand Media, Inc.*	1,154
709	Demandware, Inc.*	44,157
914	DHI Group, Inc.*	7,742
569	Digi International, Inc.*	5,667
171	Digimarc Corp.*	5,282
860	Diodes, Inc.*	22,773
1,416	Dot Hill Systems Corp.*	9,969
523	DSP Group, Inc.*	5,847
400	DTS, Inc.*	12,692
2,416	EarthLink Holdings Corp.	16,767
417	Eastman Kodak Co.*	7,948
664	Ebix, Inc.	23,638
387	Electro Rent Corp.	3,974
578	Electro Scientific Industries, Inc.	3,162
1,099	Electronics For Imaging, Inc.*	47,510
663	Ellie Mae, Inc.*	41,915
711	Endurance International Group Holdings, Inc.*	14,455
638	EnerNOC, Inc.*	6,138
3,284	Entegris, Inc.*	45,746
804	Envestnet, Inc.*	35,223
840	EPAM Systems, Inc.*	60,404
733	EPIQ Systems, Inc.	12,292
123	ePlus, Inc.*	9,551
1,203	Euronet Worldwide, Inc.*	71,939
1,550	EVERTEC, Inc.	34,456
188	Everyday Health, Inc.*	2,331
932	Exar Corp.*	10,122
771	ExlService Holdings, Inc.*	27,679
2,277	Extreme Networks, Inc.*	6,171
829	Fabrinet*	15,071
759	Fair Isaac Corp.	66,579
2,763	Fairchild Semiconductor International, Inc.*	55,039
407	FARO Technologies, Inc.*	17,757
997	FEI Co.	81,355
2,441	Finisar Corp.*	53,458
288	Five9, Inc.*	1,466
881	Fleetmatics Group PLC*	36,835
1,311	FormFactor, Inc.*	12,205
258	Forrester Research, Inc.	8,775
571	Gigamon, Inc.*	17,564
1,554	Global Cash Access Holdings, Inc.*	12,012
359	Global Sources Ltd.*	1,892
159	Globant S.A.*	4,140
2,121	Glu Mobile, Inc.*	13,744
1,319	Gogo, Inc.*	28,227
211	GrubHub, Inc.*	8,508
717	GSI Group, Inc.*	10,705
377	GTT Communications, Inc.*	8,305
421	Guidance Software, Inc.*	2,871
1,603	Guidewire Software, Inc.*	77,665
592	Hackett Group, Inc. (The)	7,003
2,078	Harmonic, Inc.*	14,151
846	Heartland Payment Systems, Inc.	45,219
802	Higher One Holdings, Inc.*	2,278
170	Hortonworks, Inc.*	4,466
143	HubSpot, Inc.*	7,264
868	IGATE Corp.*	41,239
1,240	II-VI, Inc.*	23,151

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
669	Immersion Corp.*	$8,088
607	Imperva, Inc.*	36,912
3,046	Infinera Corp.*	62,869
1,337	Infoblox, Inc.*	34,749
771	Information Services Group, Inc.	2,945
739	Inphi Corp.*	17,692
915	Insight Enterprises, Inc.*	26,837
3,152	Integrated Device Technology, Inc.*	74,561
749	Integrated Silicon Solution, Inc.	15,369
396	Interactive Intelligence Group, Inc.*	17,119
877	InterDigital, Inc.	51,418
1,282	Internap Corp.*	12,487
3,039	Intersil Corp., Class A	41,026
564	Intevac, Inc.*	3,068
927	Intralinks Holdings, Inc.*	9,854
1,677	InvenSense, Inc.*	23,746
928	Itron, Inc.*	33,306
1,359	Ixia*	17,096
577	IXYS Corp.	7,034
1,122	j2 Global, Inc.	74,512
1,004	Jive Software, Inc.*	5,653
1,070	Kemet Corp.*	3,306
607	Kimball Electronics, Inc.*	9,457
1,557	Kopin Corp.*	5,418
374	KVH Industries, Inc.*	4,664
2,777	Lattice Semiconductor Corp.*	17,384
1,423	Limelight Networks, Inc.*	6,219
1,525	Lionbridge Technologies, Inc.*	8,418
580	Liquidity Services, Inc.*	5,754
531	Littelfuse, Inc.	51,348
1,279	LivePerson, Inc.*	12,240
573	LogMeIn, Inc.*	36,368
185	Luxoft Holding, Inc.*	9,903
314	M/A-COM Technology Solutions Holdings, Inc.*	11,982
1,789	Manhattan Associates, Inc.*	98,127
565	ManTech International Corp., Class A	16,091
775	Marchex, Inc., Class B	3,766
622	Marin Software, Inc.*	3,539
605	Marketo, Inc.*	18,047
1,598	MAXIMUS, Inc.	104,461
1,119	MaxLinear, Inc., Class A*	11,212
706	Maxwell Technologies, Inc.*	3,601
2,285	Mentor Graphics Corp.	59,661
785	Mercury Systems, Inc.*	10,715
66	Mesa Laboratories, Inc.	5,825
895	Methode Electronics, Inc.	42,002
1,053	Micrel, Inc.	14,658
2,241	Microsemi Corp.*	81,550
214	MicroStrategy, Inc., Class A*	37,660
1,779	Millennial Media, Inc.*	2,971
1,263	MKS Instruments, Inc.	47,628
291	MobileIron, Inc.*	1,752
482	Model N, Inc.*	5,572
873	ModusLink Global Solutions, Inc.*	3,012
689	MoneyGram International, Inc.*	6,697
911	Monolithic Power Systems, Inc.	49,741
933	Monotype Imaging Holdings, Inc.	24,202
2,148	Monster Worldwide, Inc.*	13,038
357	MTS Systems Corp.	24,290
211	Multi-Fineline Electronix, Inc.*	5,288
564	Nanometrics, Inc.*	8,765
816	NETGEAR, Inc.*	25,288
860	NetScout Systems, Inc.*	34,469
1,324	NeuStar, Inc., Class A*	36,172
136	New Relic, Inc.*	4,451
941	Newport Corp.*	17,775
1,539	NIC, Inc.	25,932
219	Nimble Storage, Inc.*	5,668
345	Numerex Corp., Class A*	2,953
114	NVE Corp.	8,189
2,209	Oclaro, Inc.*	5,743
1,323	OmniVision Technologies, Inc.*	35,668
183	OPOWER, Inc.*	2,167
471	OSI Systems, Inc.*	34,025
225	Park City Group, Inc.*	2,594
493	Park Electrochemical Corp.	10,590
2,282	ParkerVision, Inc.*	844
154	Paycom Software, Inc.*	5,353
228	PC Connection, Inc.	5,682
720	PDF Solutions, Inc.*	11,470
836	Pegasystems, Inc.	18,275
816	Perficient, Inc.*	15,439
523	Pericom Semiconductor Corp.	6,846
1,566	Photronics, Inc.*	15,801
924	Plantronics, Inc.	50,977
800	Plexus Corp.*	36,384
4,091	PMC-Sierra, Inc.*	37,146
3,260	Polycom, Inc.*	43,912
718	Power Integrations, Inc.	36,446
615	PRGX Global, Inc.*	2,614
488	Procera Networks, Inc.*	5,612
1,212	Progress Software Corp.*	31,912
920	Proofpoint, Inc.*	54,400
555	PROS Holdings, Inc.*	10,684
253	Q2 Holdings, Inc.*	5,999
164	QAD, Inc., Class A	3,920
2,115	Qlik Technologies, Inc.*	76,500
2,058	QLogic Corp.*	31,940
3,381	Qorvo, Inc.*	277,750
475	Qualys, Inc.*	19,342
5,176	Quantum Corp.*	10,559
1,301	QuickLogic Corp.*	1,978
819	QuinStreet, Inc.*	4,857
587	Rally Software Development Corp.*	11,400
2,684	Rambus, Inc.*	41,038
949	RealD, Inc.*	11,976
542	RealNetworks, Inc.*	3,019
1,222	RealPage, Inc.*	22,314
195	Reis, Inc.	4,235
727	RetailMeNot, Inc.*	14,656
206	Rightside Group Ltd.*	1,687
433	Rocket Fuel, Inc.*	3,590
662	Rofin-Sinar Technologies, Inc.*	18,834
428	Rogers Corp.*	30,923
501	Rosetta Stone, Inc.*	3,818
187	Rubicon Project, Inc. (The)*	3,226
617	Rubicon Technology, Inc.*	1,660
1,614	Ruckus Wireless, Inc.*	16,963
784	Rudolph Technologies, Inc.*	9,988
1,943	Sanmina Corp.*	42,085
578	Sapiens International Corp. N.V.	5,231
673	ScanSource, Inc.*	26,180
938	Science Applications International Corp.	49,714
647	SciQuest, Inc.*	9,873
776	Seachange International, Inc.*	5,246
1,586	Semtech Corp.*	33,877

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,615	ServiceSource International, Inc.*	$7,074
1,475	ShoreTel, Inc.*	10,148
359	Shutterstock, Inc.*	22,972
816	Silicon Graphics International Corp.*	5,239
1,025	Silicon Laboratories, Inc.*	56,826
826	Silver Spring Networks, Inc.*	11,291
1,160	Sonus Networks, Inc.*	9,083
1,396	Speed Commerce, Inc.*	356
382	SPS Commerce, Inc.*	24,838
1,607	SS&C Technologies Holdings, Inc.	94,701
335	Stamps.com, Inc.*	22,542
857	Super Micro Computer, Inc.*	28,675
930	Sykes Enterprises, Inc.*	22,534
850	Synaptics, Inc.*	84,694
875	Synchronoss Technologies, Inc.*	38,535
673	SYNNEX Corp.	55,637
732	Syntel, Inc.*	34,777
1,970	Take-Two Interactive Software, Inc.*	53,919
913	Tangoe, Inc.*	11,604
391	TechTarget, Inc.*	3,617
1,136	TeleCommunication Systems, Inc., Class A*	3,635
643	Telenav, Inc.*	5,806
414	TeleTech Holdings, Inc.	10,524
135	TESSCO Technologies, Inc.	2,485
1,262	Tessera Technologies, Inc.	48,650
440	Textura Corp.*	12,808
2,253	TiVo, Inc.*	23,724
174	Travelzoo, Inc.*	2,098
837	Tremor Video, Inc.*	2,252
183	TrueCar, Inc.*	2,531
1,277	TTM Technologies, Inc.*	12,617
83	TubeMogul, Inc.*	1,405
779	Tyler Technologies, Inc.*	94,633
701	Ubiquiti Networks, Inc.	22,292
669	Ultimate Software Group, Inc. (The)*	108,238
695	Ultra Clean Holdings, Inc.*	4,497
662	Ultratech, Inc.*	13,200
1,206	Unisys Corp.*	24,771
957	Universal Display Corp.*	51,400
2,312	Unwired Planet, Inc.*	1,554
126	Varonis Systems, Inc.*	2,543
695	VASCO Data Security International, Inc.*	18,515
945	Veeco Instruments, Inc.*	28,615
1,411	Verint Systems, Inc.*	91,249
976	ViaSat, Inc.*	61,478
122	Viasystems Group, Inc.*	2,229
1,892	Violin Memory, Inc.*	6,338
1,004	VirnetX Holding Corp.*	4,829
614	Virtusa Corp.*	27,937
300	Vishay Precision Group, Inc.*	3,960
1,686	Vringo, Inc.*	992
1,222	Web.com Group, Inc.*	27,703
914	WebMD Health Corp.*	41,953
914	WEX, Inc.*	103,638
327	Wix.com Ltd.*	8,146
170	Workiva, Inc.*	2,249
1,254	Xcerra Corp.*	9,681
635	XO Group, Inc.*	10,312
730	Xoom Corp.*	13,731
165	Yodlee, Inc.*	2,366
428	YuMe, Inc.*	1,999
299	Zendesk, Inc.*	6,886
1,398	Zix Corp.*	6,417
		7,717,142
	Materials — 1.7%

689	A. Schulman, Inc.	29,469
443	A.M. Castle & Co.*	2,658
96	AEP Industries, Inc.*	4,803
4,178	AK Steel Holding Corp.*	21,976
678	American Vanguard Corp.	9,343
196	Ampco-Pittsburgh Corp.	3,234
1,650	Axiall Corp.	62,221
718	Balchem Corp.	40,538
2,122	Berry Plastics Group, Inc.*	71,023
930	Boise Cascade Co.*	32,959
1,257	Calgon Carbon Corp.	26,095
1,214	Century Aluminum Co.*	13,573
159	Chase Corp.	6,476
1,593	Chemtura Corp.*	44,222
451	Clearwater Paper Corp.*	27,064
3,210	Coeur Mining, Inc.*	17,494
2,779	Commercial Metals Co.	44,659
262	Deltic Timber Corp.	16,909
1,692	Ferro Corp.*	25,668
1,269	Flotek Industries, Inc.*	14,581
514	FutureFuel Corp.	6,168
1,507	Globe Specialty Metals, Inc.	29,130
889	Gold Resource Corp.	2,605
7,716	Graphic Packaging Holding Co.	109,876
1,182	H.B. Fuller Co.	49,774
95	Handy & Harman Ltd.*	3,010
250	Hawkins, Inc.	10,190
293	Haynes International, Inc.	13,815
1,733	Headwaters, Inc.*	32,892
8,670	Hecla Mining Co.	26,964
1,318	Horsehead Holding Corp.*	16,370
518	Innophos Holdings, Inc.	26,993
575	Innospec, Inc.	24,656
1,316	Intrepid Potash, Inc.*	15,292
425	Kaiser Aluminum Corp.	34,480
1,996	KapStone Paper and Packaging Corp.	53,792
227	KMG Chemicals, Inc.	6,744
483	Koppers Holdings, Inc.	12,471
774	Kraton Performance Polymers, Inc.*	18,382
494	Kronos Worldwide, Inc.	6,027
3,331	Louisiana-Pacific Corp.*	60,258
456	LSB Industries, Inc.*	19,394
328	Marrone Bio Innovations, Inc.*	689
486	Materion Corp.	18,074
814	Minerals Technologies, Inc.	54,790
4,296	Molycorp, Inc.*	2,277
619	Myers Industries, Inc.	10,703
391	Neenah Paper, Inc.	23,573
1,046	Noranda Aluminum Holding Corp.	1,841
1,865	Olin Corp.	54,533
215	Olympic Steel, Inc.	3,771
714	OM Group, Inc.	18,950
1,118	OMNOVA Solutions, Inc.*	8,396
1,016	P. H. Glatfelter Co.	23,866
2,103	PolyOne Corp.	81,786
312	Quaker Chemical Corp.	26,639
5,374	Rentech, Inc.*	6,341
1,539	Resolute Forest Products, Inc.*	18,391
724	RTI International Metals, Inc.*	25,535

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
260	Ryerson Holding Corp.*	$2,158
621	Schnitzer Steel Industries, Inc., Class A	11,122
719	Schweitzer-Mauduit International, Inc.	29,019
1,003	Senomyx, Inc.*	5,687
1,103	Sensient Technologies Corp.	74,673
454	Stepan Co.	23,363
2,827	Stillwater Mining Co.*	40,963
1,563	SunCoke Energy, Inc.	25,414
463	Trecora Resources*	6,362
586	Tredegar Corp.	11,632
271	Trinseo S.A.*	7,916
1,450	Tronox Ltd., Class A	24,447
1,269	U.S. Silica Holdings, Inc.	39,149
143	UFP Technologies, Inc.*	2,836
46	United States Lime & Minerals, Inc.	2,732
167	Universal Stainless & Alloy Products, Inc.*	3,014
335	US Concrete, Inc.*	12,660
1,553	Walter Energy, Inc.	735
996	Wausau Paper Corp.	9,741
1,144	Worthington Industries, Inc.	31,128
543	Zep, Inc.	10,838
		1,849,992
	Telecommunication Services — 0.3%

2,090	8x8, Inc.*	17,431
221	Atlantic Tele-Network, Inc.	14,818
547	Boingo Wireless, Inc.*	4,918
4,934	Cincinnati Bell, Inc.*	18,058
1,100	Cogent Communications Holdings, Inc.	34,562
1,189	Consolidated Communications Holdings, Inc.	24,636
490	FairPoint Communications, Inc.*	9,888
847	General Communication, Inc., Class A*	13,611
6,479	Globalstar, Inc.*	17,169
250	Hawaiian Telcom Holdco, Inc.*	6,328
397	IDT Corp., Class B	7,142
1,433	inContact, Inc.*	13,929
766	Inteliquent, Inc.	13,505
646	Intelsat S.A.*	6,906
1,902	Iridium Communications, Inc.*	19,686
444	Lumos Networks Corp.	6,336
421	magicJack VocalTec Ltd.*	3,473
400	NTELOS Holdings Corp.	3,460
1,297	ORBCOMM, Inc.*	8,871
1,139	Premiere Global Services, Inc.*	11,504
661	RingCentral, Inc., Class A*	11,296
569	Shenandoah Telecommunications Co.	17,884
511	Spok Holdings, Inc.	8,866
4,111	Vonage Holdings Corp.*	19,157
		313,434
	Utilities — 1.4%

674	Abengoa Yield PLC	25,909
1,141	ALLETE, Inc.	57,449
915	American States Water Co.	35,163
183	Artesian Resources Corp., Class A	3,902
2,848	Atlantic Power Corp.	8,402
1,420	Avista Corp.	45,440
1,053	Black Hills Corp.	50,312
1,128	California Water Service Group	26,948
343	Chesapeake Utilities Corp.	18,052
1,424	Cleco Corp.	77,252
257	Connecticut Water Service, Inc.	9,059
2,900	Dynegy, Inc.*	93,786
951	El Paso Electric Co.	34,588
1,020	Empire District Electric Co. (The)	23,807
1,187	IDACORP, Inc.	70,591
1,018	Laclede Group, Inc. (The)	54,473
818	MGE Energy, Inc.	31,681
377	Middlesex Water Co.	8,230
1,989	New Jersey Resources Corp.	59,809
640	Northwest Natural Gas Co.	28,608
1,107	NorthWestern Corp.	57,586
562	NRG Yield, Inc., Class A	14,893
562	NRG Yield, Inc., Class C	15,213
1,227	ONE Gas, Inc.	54,393
777	Ormat Technologies, Inc.	28,827
861	Otter Tail Corp.	23,264
1,036	Pattern Energy Group, Inc.	29,464
1,839	Piedmont Natural Gas Co., Inc.	68,576
1,880	PNM Resources, Inc.	49,989
1,845	Portland General Electric Co.	64,501
370	SJW Corp.	11,144
1,557	South Jersey Industries, Inc.	41,089
1,097	Southwest Gas Corp.	59,743
71	Spark Energy, Inc., Class A	983
672	TerraForm Power, Inc., Class A*	26,967
1,334	UIL Holdings Corp.	67,621
328	Unitil Corp.	11,100
486	Vivint Solar, Inc.*	6,998
1,225	WGL Holdings, Inc.	70,487
305	York Water Co. (The)	6,820
		1,473,119
	Total Common Stocks (Cost $47,039,706)	42,547,299

No. of Rights
	Rights — 0.0%‡
636	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	6,214
3,034	Leap Wireless International, Inc.*^(c)	7,645
363	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	—
	Total Rights (Cost $—)	13,859

No. of Warrants
Warrant — 0.0%‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	—
	Total Warrant (Cost $—)	—

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.2%
$7,690,373	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $7,690,421	$7,690,373
	Total Repurchase Agreements (Cost $7,690,373)	7,690,373

	Total Investment Securities (Cost $54,730,079) — 46.8%	50,251,531
	Other assets less liabilities — 53.2%	57,075,343
	Net Assets — 100.0%	$107,326,874

*                 Non-income producing security.

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $13,859 or 0.01% of net assets.

‡                 Amount represents less than 0.05%.

#                 Amount represents less than one share.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $8,079,671.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)          Security has been deemed to be illiquid as of May 31, 2015.

REIT      Real Estate Investment Trust

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,044,540
Aggregate gross unrealized depreciation	(7,165,881)
Net unrealized depreciation	$(5,121,341)
Federal income tax cost of investments	$55,372,872

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	133	06/19/15	$16,543,870	$185,143

Cash collateral in the amount of $746,130 was pledged to cover margin requirements for open futures contracts as of May 31, 2015.

Swap Agreements(1)

UltraPro Russell2000 had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$930,935	01/06/16	Bank of America, N.A.	0.00%	Russell 2000® Index	$19,106,613	$(19,106,613)	$—	$—
39,134,274	04/06/16	Citibank, N.A.	(0.05)%	Russell 2000® Index	2,897,531	(2,897,531)	—	—
2,940,431	11/06/15	Credit Suisse International	(0.07)%	Russell 2000® Index	146,707	—	—	146,707
554,389	11/06/15	Deutsche Bank AG	(0.25)%	iShares® Russell 2000 ETF	547,088
7,927,915	11/06/15	Deutsche Bank AG	(0.05)%	Russell 2000® Index	1,613,023
8,482,304					2,160,111	—	(2,160,111)	—
4,410,044	12/07/15	Goldman Sachs International	(0.45)%	iShares® Russell 2000 ETF	301,721
5,484,736	02/08/16	Goldman Sachs International	0.05%	Russell 2000® Index	1,621,121
9,894,780					1,922,842	(1,922,842)	—	—
6,227,820	01/06/16	Morgan Stanley & Co. International PLC	(0.07)%	Russell 2000® Index	4,596,343
79,970,760	11/07/16	Morgan Stanley & Co. International PLC	(0.32)%	iShares® Russell 2000 ETF	7,297,198
86,198,580					11,893,541	(11,893,541)	—	—
109,634,817	11/06/15	Societe Generale	0.18%	Russell 2000® Index	16,196,308	—	(16,196,308)	—

See accompanying notes to the financial statements.

Notional Amount at Value (continued)					Unrealized Appreciation(3)
5,629,600	11/07/16	UBS AG	0.03%	Russell 2000® Index	2,529,706	(2,529,706)	—	—
$262,845,721					$56,853,359

(1)          The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)          Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)          The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)          Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

Ultra Financials

Shares		Value
	Common Stocks (a) — 78.5%
	Banks — 24.3%

23,881	Associated Banc-Corp	$453,023
13,763	BancorpSouth, Inc.	332,927
1,689,560	Bank of America Corp.	27,877,740
7,014	Bank of Hawaii Corp.	440,269
16,413	BankUnited, Inc.	551,313
115,768	BB&T Corp.	4,569,363
3,441	BOK Financial Corp.	222,564
11,923	Cathay General Bancorp	360,313
28,268	CIT Group, Inc.	1,307,678
487,270	Citigroup, Inc.	26,351,562
7,727	City National Corp./CA	712,275
28,646	Comerica, Inc.	1,402,222
13,322	Commerce Bancshares, Inc./MO	594,294
8,824	Cullen/Frost Bankers, Inc.	647,770
23,057	East West Bancorp, Inc.	989,145
130,860	Fifth Third Bancorp	2,648,606
10,299	First Financial Bankshares, Inc.	310,309
37,620	First Horizon National Corp.	555,271
56,848	First Niagara Financial Group, Inc.	506,516
20,861	First Republic Bank/CA	1,263,133
26,563	FirstMerit Corp.	521,697
27,733	FNB Corp./PA	374,118
28,755	Fulton Financial Corp.	364,038
12,060	Glacier Bancorp, Inc.	339,368
12,919	Hancock Holding Co.	376,330
130,099	Huntington Bancshares, Inc./OH	1,448,002
5,373	IBERIABANK Corp.	345,323
9,279	International Bancshares Corp.	242,182
54,756	Investors Bancorp, Inc.	657,619
598,809	JPMorgan Chase & Co.	39,389,656
137,375	KeyCorp	2,002,927
21,348	M&T Bank Corp.	2,580,546
10,264	MB Financial, Inc.	330,706
15,549	PacWest Bancorp	697,995
49,503	People’s United Financial, Inc.	770,267
83,630	PNC Financial Services Group, Inc. (The)	8,002,555
16,617	Popular, Inc.*	539,886
11,348	PrivateBancorp, Inc.	432,699
9,672	Prosperity Bancshares, Inc.	518,129
215,684	Regions Financial Corp.	2,176,252
8,082	Signature Bank/NY*	1,128,651
84,247	SunTrust Banks, Inc.	3,595,662
29,251	Susquehanna Bancshares, Inc.	406,296
8,185	SVB Financial Group*	1,104,238
21,864	Synovus Financial Corp.	634,493
26,432	TCF Financial Corp.	416,040
7,350	Texas Capital Bancshares, Inc.*	399,840
10,846	Trustmark Corp.	258,677
286,079	U.S. Bancorp/MN	12,332,866
6,099	UMB Financial Corp.	315,867
35,396	Umpqua Holdings Corp.	622,616
10,244	United Bankshares, Inc./WV	387,838
35,474	Valley National Bancorp	346,936
14,539	Webster Financial Corp.	550,883
753,038	Wells Fargo & Co.	42,140,005
7,596	Wintrust Financial Corp.	380,560
32,594	Zions Bancorp.	941,315
		200,169,371
	Capital Markets — 9.3%

8,770	Affiliated Managers Group, Inc.*	1,961,498
29,314	Ameriprise Financial, Inc.	3,652,231
178,904	Bank of New York Mellon Corp. (The)	7,757,278
20,376	BlackRock, Inc.	7,453,133
185,302	Charles Schwab Corp. (The)	5,864,808
46,385	E*TRADE Financial Corp.*	1,366,502
19,020	Eaton Vance Corp.	772,212
15,318	Federated Investors, Inc., Class B	533,066
8,347	Financial Engines, Inc.	358,086
62,920	Franklin Resources, Inc.	3,203,257
65,068	Goldman Sachs Group, Inc. (The)	13,416,371
68,938	Invesco Ltd.	2,745,801
23,756	Janus Capital Group, Inc.	431,171
15,922	Legg Mason, Inc.	849,598
11,933	LPL Financial Holdings, Inc.	508,823
247,623	Morgan Stanley	9,459,199
35,251	Northern Trust Corp.	2,627,962
30,296	NorthStar Asset Management Group, Inc./NY	662,877
20,409	Raymond James Financial, Inc.	1,186,171
20,901	SEI Investments Co.	999,904
66,218	State Street Corp.	5,160,369
10,648	Stifel Financial Corp.*	567,113
41,877	T. Rowe Price Group, Inc.	3,379,055
43,672	TD Ameritrade Holding Corp.	1,622,415
13,421	Waddell & Reed Financial, Inc., Class A	641,255
		77,180,155
	Consumer Finance — 3.4%

70,120	Ally Financial, Inc.*	1,589,621
140,775	American Express Co.	11,222,583
88,591	Capital One Financial Corp.	7,402,664
71,832	Discover Financial Services	4,185,651
64,479	Navient Corp.	1,242,510
7,786	PRA Group, Inc.*	441,933
16,254	Santander Consumer USA Holdings, Inc.*	398,223
68,016	SLM Corp.*	697,844
20,087	Synchrony Financial*	648,609
		27,829,638
	Diversified Financial Services — 7.7%

292,904	Berkshire Hathaway, Inc., Class B*	41,885,273
13,492	CBOE Holdings, Inc.	789,552
50,930	CME Group, Inc.	4,797,606
12,948	FNFV Group*	198,881
17,989	Intercontinental Exchange, Inc.	4,259,435
5,997	MarketAxess Holdings, Inc.	530,435
43,927	McGraw Hill Financial, Inc.	4,557,426
28,557	Moody’s Corp.	3,087,012
18,049	MSCI, Inc.	1,119,941
18,981	NASDAQ OMX Group, Inc. (The)	982,267
34,475	Voya Financial, Inc.	1,562,062
		63,769,890
	Insurance — 12.8%

52,574	ACE Ltd.	5,598,079
70,492	Aflac, Inc.	4,386,012
2,571	Alleghany Corp.*	1,222,125
15,420	Allied World Assurance Co. Holdings AG	655,196
66,883	Allstate Corp. (The)	4,502,564
11,772	American Financial Group, Inc./OH	747,522
220,428	American International Group, Inc.	12,919,285
45,011	Aon PLC	4,556,013
20,737	Arch Capital Group Ltd.*	1,324,887
26,461	Arthur J. Gallagher & Co.	1,282,035

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,998	Aspen Insurance Holdings Ltd.	$463,507
11,060	Assurant, Inc.	728,301
24,967	Assured Guaranty Ltd.	713,807
16,196	Axis Capital Holdings Ltd.	891,428
18,902	Brown & Brown, Inc.	612,236
37,078	Chubb Corp. (The)	3,615,105
23,730	Cincinnati Financial Corp.	1,200,263
32,154	CNO Financial Group, Inc.	578,772
7,189	Endurance Specialty Holdings Ltd.	436,947
3,947	Erie Indemnity Co., Class A	321,009
7,177	Everest Re Group Ltd.	1,302,697
17,310	First American Financial Corp.	618,140
44,635	FNF Group	1,694,345
79,776	Genworth Financial, Inc., Class A*	633,421
7,116	Hanover Insurance Group, Inc. (The)	506,517
67,608	Hartford Financial Services Group, Inc. (The)	2,779,365
15,503	HCC Insurance Holdings, Inc.	886,462
8,035	Kemper Corp.	287,573
41,181	Lincoln National Corp.	2,347,729
47,948	Loews Corp.	1,923,674
2,241	Markel Corp.*	1,731,755
86,535	Marsh & McLennan Cos., Inc.	5,038,933
5,844	Mercury General Corp.	325,394
179,473	MetLife, Inc.	9,379,259
38,687	Old Republic International Corp.	598,101
7,865	PartnerRe Ltd.	1,033,697
8,390	Primerica, Inc.	371,090
43,931	Principal Financial Group, Inc.	2,270,793
8,965	ProAssurance Corp.	405,039
86,076	Progressive Corp. (The)	2,353,318
72,917	Prudential Financial, Inc.	6,169,507
11,045	Reinsurance Group of America, Inc.	1,033,260
7,350	RenaissanceRe Holdings Ltd.	750,508
5,959	RLI Corp.	290,025
6,770	StanCorp Financial Group, Inc.	502,469
15,266	Symetra Financial Corp.	373,406
20,414	Torchmark Corp.	1,165,027
51,614	Travelers Cos., Inc. (The)	5,219,208
40,382	Unum Group	1,411,755
13,370	Validus Holdings Ltd.	573,707
16,164	W. R. Berkley Corp.	792,036
962	White Mountains Insurance Group Ltd.	624,569
28,826	Willis Group Holdings PLC	1,368,082
48,542	XL Group PLC	1,829,063
		105,345,017
	IT Services — 4.6%

156,786	MasterCard, Inc., Class A	14,465,076
311,574	Visa, Inc., Class A	21,398,902
83,750	Western Union Co. (The)	1,838,313
		37,702,291
	Real Estate Investment Trusts — 15.2%

11,569	Alexandria Real Estate Equities, Inc.	1,072,793
18,018	American Campus Communities, Inc.	702,882
56,663	American Capital Agency Corp.	1,181,990
22,756	American Homes 4 Rent, Class A	379,798
145,831	American Realty Capital Properties, Inc.	1,293,521
67,867	American Tower Corp.	6,297,379
152,196	Annaly Capital Management, Inc.	1,588,926
25,099	Apartment Investment & Management Co., Class A	952,005
57,384	ARMOUR Residential REIT, Inc.	171,578
21,208	AvalonBay Communities, Inc.	3,531,132
32,338	BioMed Realty Trust, Inc.	659,372
24,603	Boston Properties, Inc.	3,199,128
28,862	Brandywine Realty Trust	406,377
13,928	Camden Property Trust	1,044,321
27,347	CBL & Associates Properties, Inc.	482,674
33,002	Chimera Investment Corp.	476,219
17,610	Colony Capital, Inc., Class A	451,873
20,072	Columbia Property Trust, Inc.	521,872
19,359	Communications Sales & Leasing, Inc.*	504,302
14,859	Corporate Office Properties Trust	381,430
18,757	Corrections Corp. of America	659,496
33,025	Cousins Properties, Inc.	318,691
53,620	Crown Castle International Corp.	4,372,711
26,159	CubeSmart	622,323
26,026	CYS Investments, Inc.	232,933
14,170	DCT Industrial Trust, Inc.	463,501
48,105	DDR Corp.	813,937
32,201	DiamondRock Hospitality Co.	424,087
21,765	Digital Realty Trust, Inc.	1,437,361
21,866	Douglas Emmett, Inc.	642,423
55,370	Duke Realty Corp.	1,083,037
10,613	DuPont Fabros Technology, Inc.	342,163
5,134	EastGroup Properties, Inc.	285,604
9,161	EPR Properties	528,315
20,836	Equity Commonwealth*	536,527
12,854	Equity LifeStyle Properties, Inc.	704,271
58,429	Equity Residential	4,342,443
10,460	Essex Property Trust, Inc.	2,328,605
17,759	Extra Space Storage, Inc.	1,243,663
11,029	Federal Realty Investment Trust	1,483,070
14,448	Gaming and Leisure Properties, Inc.	528,797
100,909	General Growth Properties, Inc.	2,858,752
11,916	GEO Group, Inc. (The)	451,974
15,535	Hatteras Financial Corp.	279,009
74,005	HCP, Inc.	2,865,474
56,128	Health Care REIT, Inc.	3,943,553
15,967	Healthcare Realty Trust, Inc.	380,334
20,104	Healthcare Trust of America, Inc., Class A	498,378
14,924	Highwoods Properties, Inc.	626,062
9,282	Home Properties, Inc.	689,838
24,082	Hospitality Properties Trust	727,036
121,665	Host Hotels & Resorts, Inc.	2,423,567
19,771	Invesco Mortgage Capital, Inc.	313,766
30,027	Iron Mountain, Inc.	1,095,085
13,874	Kilroy Realty Corp.	958,277
66,265	Kimco Realty Corp.	1,587,709
13,412	Kite Realty Group Trust	362,795
12,890	Lamar Advertising Co., Class A	781,392
18,135	LaSalle Hotel Properties	661,202
33,943	Lexington Realty Trust	311,597
23,914	Liberty Property Trust	835,555
22,608	Macerich Co. (The)	1,856,343
13,449	Mack-Cali Realty Corp.	227,288
33,519	Medical Properties Trust, Inc.	454,518
59,483	MFA Financial, Inc.	472,295
12,093	Mid-America Apartment Communities, Inc.	923,784
21,235	National Retail Properties, Inc.	796,525
44,008	NorthStar Realty Finance Corp.	798,305
25,363	Omega Healthcare Investors, Inc.	913,829

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
21,931		Outfront Media, Inc.	$607,708
23,143		Paramount Group, Inc.	424,443
11,518		Pebblebrook Hotel Trust	493,892
24,786		Piedmont Office Realty Trust, Inc., Class A	426,071
28,278		Plum Creek Timber Co., Inc.	1,166,750
8,769		Post Properties, Inc.	498,167
6,522		Potlatch Corp.	236,618
82,254		Prologis, Inc.	3,256,436
23,315		Public Storage	4,512,385
20,331		Rayonier, Inc.	524,946
36,145		Realty Income Corp.	1,647,128
13,399		Redwood Trust, Inc.	215,858
15,117		Regency Centers Corp.	954,487
37,937		Retail Properties of America, Inc., Class A	569,055
21,204		RLJ Lodging Trust	640,997
8,192		Ryman Hospitality Properties, Inc.	451,461
37,741		Senior Housing Properties Trust	755,197
49,927		Simon Property Group, Inc.	9,056,758
15,840		SL Green Realty Corp.	1,879,574
5,711		Sovran Self Storage, Inc.	520,900
70,412		Spirit Realty Capital, Inc.	759,745
37,957		Starwood Property Trust, Inc.	906,793
—	#	Starwood Waypoint Residential Trust	10
44,132		Strategic Hotels & Resorts, Inc.*	533,115
8,072		Sun Communities, Inc.	509,424
33,489		Sunstone Hotel Investors, Inc.	511,042
15,163		Tanger Factory Outlet Centers, Inc.	509,932
10,170		Taubman Centers, Inc.	752,885
58,802		Two Harbors Investment Corp.	628,593
41,560		UDR, Inc.	1,353,194
14,037		Urban Edge Properties	303,199
53,132		Ventas, Inc.	3,534,341
28,064		Vornado Realty Trust	2,803,313
10,731		Washington Real Estate Investment Trust	268,811
18,101		Weingarten Realty Investors	610,547
84,322		Weyerhaeuser Co.	2,745,524
15,538		WP Carey, Inc.	989,615
29,730		WP GLIMCHER, Inc.	418,301
18,214		Xenia Hotels & Resorts, Inc.	410,908
			125,175,895
		Real Estate Management & Development — 0.7%

7,295		Alexander & Baldwin, Inc.	299,606
2,408		Altisource Portfolio Solutions S.A.*	66,268
44,929		CBRE Group, Inc., Class A*	1,718,085
31,350		Forest City Enterprises, Inc., Class A*	722,931
5,794		Howard Hughes Corp. (The)*	853,398
7,202		Jones Lang LaSalle, Inc.	1,247,603
23,514		Realogy Holdings Corp.*	1,103,982
14,825		St. Joe Co. (The)*	236,162
			6,248,035
		Thrifts & Mortgage Finance — 0.5%

20,783		Capitol Federal Financial, Inc.	251,474
77,306		Hudson City Bancorp, Inc.	735,567
54,376		MGIC Investment Corp.*	589,980
71,084		New York Community Bancorp, Inc.	1,261,030
17,377		Ocwen Financial Corp.*	176,550
30,685		Radian Group, Inc.	549,875
15,746		Washington Federal, Inc.	347,987
			3,912,463
		Total Common Stocks (Cost $559,419,646)	647,332,755

Principal Amount
	Repurchase Agreements (a)(b) — 6.3%
$51,518,026	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $51,518,347	51,518,026
	Total Repurchase Agreements (Cost $51,518,026)	51,518,026

	Total Investment Securities (Cost $610,937,672) — 84.8%	698,850,781
	Other assets less liabilities — 15.2%	124,840,950
	Net Assets — 100.0%	$823,691,731

*                 Non-income producing security.

#                 Amount represents less than one share.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $168,036,385.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,840,514
Aggregate gross unrealized depreciation	(19,997,705)
Net unrealized appreciation	$86,842,809
Federal income tax cost of investments	$612,007,972

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Financials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$76,974,440	11/06/15	Bank of America, N.A.	0.68%	Dow Jones U.S. FinancialsSM Index	$4,967,723
182,704,770	11/07/16	Bank of America, N.A.	0.12%	iShares® U.S. Financials ETF	9,084,134
259,679,210					14,051,857	$(14,051,857)	$—	$—
58,157,426	04/06/16	Citibank, N.A.	0.85%	Dow Jones U.S. FinancialsSM Index	20,599,690	(20,599,690)	—	—
55,812,577	02/08/16	Credit Suisse International	0.63%	Dow Jones U.S. FinancialsSM Index	4,506,155	—	(4,506,155)	—
101,847,783	11/06/15	Deutsche Bank AG	0.30%	Dow Jones U.S. FinancialsSM Index	40,725,573	—	(40,725,573)	—
25,176,093	02/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. FinancialsSM Index	1,502,814	(1,502,814)	—	—
29,904,965	11/07/16	Morgan Stanley & Co. International PLC	0.43%	iShares® U.S. Financials ETF	744,035
59,372,575	11/06/15	Morgan Stanley & Co. International PLC	0.68%	Dow Jones U.S. FinancialsSM Index	10,376,206
89,277,540					11,120,241	(11,120,241)	—	—
165,482,339	11/06/15	Societe Generale	0.68%	Dow Jones U.S. FinancialsSM Index	9,738,582	—	(9,738,582)	—
245,578,617	11/07/16	UBS AG	0.43%	Dow Jones U.S. FinancialsSM Index	20,172,470	(20,172,470)	—	—
$1,001,011,585					$122,417,382

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

 (3)           The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

Ultra Industrials

Shares		Value
	Common Stocks (a) — 78.5%
	Aerospace & Defense — 16.3%

1,105	B/E Aerospace, Inc.	$63,361
6,828	Boeing Co. (The)	959,471
498	Curtiss-Wright Corp.	35,901
729	DigitalGlobe, Inc.*	21,870
324	Esterline Technologies Corp.*	35,047
3,285	General Dynamics Corp.	460,426
589	HEICO Corp.	33,750
998	Hexcel Corp.	49,141
8,158	Honeywell International, Inc.	850,064
504	Huntington Ingalls Industries, Inc.	62,491
547	KLX, Inc.*	23,980
860	L-3 Communications Holdings, Inc.	101,317
2,796	Lockheed Martin Corp.	526,207
415	Moog, Inc., Class A*	28,481
2,068	Northrop Grumman Corp.	329,184
618	Orbital ATK, Inc.	47,277
1,478	Precision Castparts Corp.	312,789
3,203	Raytheon Co.	330,742
1,386	Rockwell Collins, Inc.	131,933
1,354	Spirit AeroSystems Holdings, Inc., Class A*	73,915
368	Teledyne Technologies, Inc.*	37,289
2,886	Textron, Inc.	130,505
516	TransDigm Group, Inc.	116,637
526	Triumph Group, Inc.	35,079
8,614	United Technologies Corp.	1,009,302
109	Vectrus, Inc.*	2,735
		5,808,894
	Air Freight & Logistics — 3.9%

1,525	C.H. Robinson Worldwide, Inc.	94,138
1,999	Expeditors International of Washington, Inc.	91,634
2,746	FedEx Corp.	475,662
357	Hub Group, Inc., Class A*	15,144
7,244	United Parcel Service, Inc., Class B	718,750
		1,395,328
	Building Products — 1.3%

782	A. O. Smith Corp.	55,819
1,001	Allegion PLC	62,502
469	Armstrong World Industries, Inc.*	25,758
1,654	Fortune Brands Home & Security, Inc.	75,852
428	Lennox International, Inc.	48,193
3,644	Masco Corp.	98,643
1,227	Owens Corning	51,976
935	USG Corp.*	26,965
		445,708
	Chemicals — 0.9%

841	Sherwin-Williams Co. (The)	242,360
779	Valspar Corp. (The)	65,015
		307,375
	Commercial Services & Supplies — 2.9%

1,784	ADT Corp. (The)	65,080
1,015	Cintas Corp.	87,381
1,112	Civeo Corp.	4,448
559	Clean Harbors, Inc.*	31,494
1,366	Covanta Holding Corp.	30,188
520	Deluxe Corp.	33,192
328	MSA Safety, Inc.	14,662
2,083	R.R. Donnelley & Sons Co.	39,952
2,613	Republic Services, Inc.	105,278
885	Stericycle, Inc.*	121,510
643	Tetra Tech, Inc.	16,821
4,378	Tyco International PLC	176,696
402	United Stationers, Inc.	15,614
1,292	Waste Connections, Inc.	62,701
4,451	Waste Management, Inc.	220,992
		1,026,009
	Construction & Engineering — 1.1%

1,621	AECOM*	53,542
1,002	Chicago Bridge & Iron Co. N.V.	54,368
656	EMCOR Group, Inc.	29,763
1,541	Fluor Corp.	86,635
1,337	Jacobs Engineering Group, Inc.*	57,839
1,510	KBR, Inc.	28,916
2,204	Quanta Services, Inc.*	64,621
		375,684
	Construction Materials — 0.7%

524	Eagle Materials, Inc.	43,744
644	Martin Marietta Materials, Inc.	95,962
1,377	Vulcan Materials Co.	123,834
		263,540
	Containers & Packaging — 2.5%

650	AptarGroup, Inc.	41,450
943	Avery Dennison Corp.	58,381
1,432	Ball Corp.	101,658
1,016	Bemis Co., Inc.	46,675
1,239	Berry Plastics Group, Inc.*	41,469
1,448	Crown Holdings, Inc.*	80,060
3,409	Graphic Packaging Holding Co.	48,544
354	Greif, Inc., Class A	13,519
1,745	MeadWestvaco Corp.	88,192
1,712	Owens-Illinois, Inc.*	40,917
1,026	Packaging Corp. of America	70,979
1,459	Rock-Tenn Co., Class A	95,039
2,191	Sealed Air Corp.	106,702
434	Silgan Holdings, Inc.	23,584
1,050	Sonoco Products Co.	47,271
		904,440
	Electrical Equipment — 4.1%

452	Acuity Brands, Inc.	79,773
2,513	AMETEK, Inc.	135,099
1,112	Babcock & Wilcox Co. (The)	37,018
4,947	Eaton Corp. PLC	354,156
7,142	Emerson Electric Co.	430,734
461	EnerSys	30,721
718	Generac Holdings, Inc.*	29,998
561	Hubbell, Inc., Class B	60,605
466	Regal Beloit Corp.	36,437
1,412	Rockwell Automation, Inc.	173,521
1,765	Sensata Technologies Holding N.V.*	97,234
		1,465,296
	Electronic Equipment, Instruments & Components — 3.2%

3,233	Amphenol Corp., Class A	184,443
284	Anixter International, Inc.*	19,312
997	Arrow Electronics, Inc.*	60,608
1,422	Avnet, Inc.	62,582
443	Belden, Inc.	37,398
902	Cognex Corp.*	45,524
436	FEI Co.	35,578
1,457	FLIR Systems, Inc.	44,511
371	IPG Photonics Corp.*	35,186
399	Itron, Inc.*	14,320
2,014	Jabil Circuit, Inc.	49,484
1,756	Keysight Technologies, Inc.*	57,702
887	Knowles Corp.*	17,163

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
236	Littelfuse, Inc.	$22,821
1,055	National Instruments Corp.	31,555
4,234	TE Connectivity Ltd.	292,146
2,702	Trimble Navigation Ltd.*	63,335
1,415	Vishay Intertechnology, Inc.	18,423
531	Zebra Technologies Corp., Class A*	58,219
		1,150,310
	Industrial Conglomerates — 13.3%

6,616	3M Co.	1,052,473
679	Carlisle Cos., Inc.	67,323
6,400	Danaher Corp.	552,448
104,914	General Electric Co.	2,861,004
1,046	Roper Technologies, Inc.	183,008
		4,716,256
	Internet Software & Services — 0.8%

337	CoStar Group, Inc.*	70,403
1,100	LinkedIn Corp., Class A*	214,423
		284,826
	IT Services — 7.2%

6,547	Accenture PLC, Class A	628,774
655	Alliance Data Systems Corp.*	195,210
4,953	Automatic Data Processing, Inc.	423,531
1,260	Broadridge Financial Solutions, Inc.	68,267
1,032	Convergys Corp.	25,624
936	CoreLogic, Inc.*	36,485
521	Euronet Worldwide, Inc.*	31,156
2,971	Fidelity National Information Services, Inc.	186,282
2,488	Fiserv, Inc.*	199,413
783	FleetCor Technologies, Inc.*	119,126
1,641	Genpact Ltd.*	36,906
699	Global Payments, Inc.	72,962
852	Jack Henry & Associates, Inc.	55,448
687	MAXIMUS, Inc.	44,909
581	NeuStar, Inc., Class A*	15,873
3,407	Paychex, Inc.	168,340
1,717	Total System Services, Inc.	70,740
404	WEX, Inc.*	45,809
10,897	Xerox Corp.	124,444
		2,549,299
	Life Sciences Tools & Services — 0.8%

3,500	Agilent Technologies, Inc.	144,165
293	Mettler-Toledo International, Inc.*	95,131
1,178	PerkinElmer, Inc.	62,116
		301,412
	Machinery — 10.3%

643	Actuant Corp., Class A	15,111
839	AGCO Corp.	42,605
1,764	Allison Transmission Holdings, Inc.	53,978
6,319	Caterpillar, Inc.	539,138
523	CLARCOR, Inc.	32,222
993	Colfax Corp.*	50,037
509	Crane Co.	30,810
1,756	Cummins, Inc.	238,026
3,539	Deere & Co.	331,534
1,324	Donaldson Co., Inc.	47,214
1,700	Dover Corp.	128,180
1,404	Flowserve Corp.	77,220
615	Graco, Inc.	44,643
835	Harsco Corp.	13,452
656	Hillenbrand, Inc.	20,152
815	IDEX Corp.	62,967
3,639	Illinois Tool Works, Inc.	341,447
2,745	Ingersoll-Rand PLC	188,801
949	ITT Corp.	40,503
1,015	Joy Global, Inc.	39,524
825	Kennametal, Inc.	29,750
810	Lincoln Electric Holdings, Inc.	54,440
1,413	Manitowoc Co., Inc. (The)	26,649
593	Mueller Industries, Inc.	20,672
696	Navistar International Corp.*	18,430
597	Nordson Corp.	48,303
815	Oshkosh Corp.	40,880
3,695	PACCAR, Inc.	234,854
1,112	Pall Corp.	138,377
1,485	Parker-Hannifin Corp.	178,839
1,902	Pentair PLC	121,785
427	SPX Corp.	31,730
1,107	Terex Corp.	27,376
777	Timken Co. (The)	30,381
580	Toro Co. (The)	39,666
1,623	Trinity Industries, Inc.	48,674
250	Valmont Industries, Inc.	31,113
1,004	Wabtec Corp.	100,701
603	Woodward, Inc.	30,717
1,900	Xylem, Inc.	69,483
		3,660,384
	Marine — 0.1%

581	Kirby Corp.*	44,568

	Multi-Utilities — 0.1%

2,027	MDU Resources Group, Inc.	42,445

	Paper & Forest Products — 0.1%

1,484	Louisiana-Pacific Corp.*	26,846

	Professional Services — 1.6%

447	Advisory Board Co. (The)*	22,694
349	CEB, Inc.	29,522
1,246	Equifax, Inc.	125,011
431	FTI Consulting, Inc.*	16,938
816	ManpowerGroup, Inc.	69,075
1,409	Robert Half International, Inc.	79,425
725	Towers Watson & Co., Class A	100,014
1,638	Verisk Analytics, Inc., Class A*	118,886
		561,565
	Road & Rail — 5.5%

600	Con-way, Inc.	24,282
10,325	CSX Corp.	351,876
534	Genesee & Wyoming, Inc., Class A*	43,970
959	J.B. Hunt Transport Services, Inc.	80,575
1,151	Kansas City Southern	104,165
467	Landstar System, Inc.	30,542
3,204	Norfolk Southern Corp.	294,768
708	Old Dominion Freight Line, Inc.*	48,151
552	Ryder System, Inc.	50,591
9,186	Union Pacific Corp.	926,959
		1,955,879
	Trading Companies & Distributors — 1.8%

993	Air Lease Corp.	37,367
429	Applied Industrial Technologies, Inc.	18,177
2,834	Fastenal Co.	117,639
462	GATX Corp.	25,738
1,592	HD Supply Holdings, Inc.*	51,660
1,064	MRC Global, Inc.*	16,290

See accompanying notes to the financial statements.

529	MSC Industrial Direct Co., Inc., Class A	36,697

Shares		Value
	Common Stocks (a) (continued)
1,116	NOW, Inc.*	$25,802
1,006	United Rentals, Inc.*	89,443
626	W.W. Grainger, Inc.	150,447
285	Watsco, Inc.	35,887
465	WESCO International, Inc.*	33,415
		638,562
	Total Common Stocks
	(Cost $27,265,491)	27,924,626

Principal Amount
	Repurchase Agreements (a)(b) — 5.5%
$1,960,853	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $1,960,865	1,960,853
	Total Repurchase Agreements (Cost $1,960,853)	1,960,853

	Total Investment Securities (Cost $29,226,344) —84.0%	29,885,479

	Other assets less liabilities — 16.0%	5,703,453
	Net Assets — 100.0%	$35,588,932

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $13,398,366.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,641,023
Aggregate gross unrealized depreciation	(1,113,190)
Net unrealized appreciation	$527,833
Federal income tax cost of investments	$29,357,646

Swap Agreements(1)

Ultra Industrials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$1,996,718	01/06/16	Bank of America, N.A.	0.53%	Dow Jones U.S. IndustrialsSM Index	$335,626
8,987,092	01/06/16	Bank of America, N.A.	0.07%	iShares® U.S. Industrials ETF	465,540
10,983,810					801,166	$(801,166)	$—	$—
5,582,541	04/06/16	Citibank, N.A.	0.45%	Dow Jones U.S. IndustrialsSM Index	127,060	(69,790)	—	57,270
1,816,391	03/07/16	Credit Suisse International	0.48%	Dow Jones U.S. IndustrialsSM Index	712,747	—	(712,747)	—
179,741	11/07/16	Deutsche Bank AG	(0.05)%	iShares® U.S. Industrials ETF	5,206
3,220,356	11/06/15	Deutsche Bank AG	0.55%	Dow Jones U.S. IndustrialsSM Index	702,217
3,400,097					707,423	—	(707,423)	—
13,004,899	04/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. IndustrialsSM Index	904,292	(904,292)	—	—
122,187	11/07/16	Morgan Stanley & Co. International PLC	0.43%	iShares® U.S. Industrials ETF	29,511
708,871	01/06/16	Morgan Stanley & Co. International PLC	0.48%	Dow Jones U.S. IndustrialsSM Index	667,291
831,058					696,802	(666,380)	—	30,422
3,654,353	01/06/16	Societe Generale	0.58%	Dow Jones U.S. IndustrialsSM Index	1,119,813	—	(1,119,813)	—
4,080,554	09/07/16	UBS AG	0.48%	Dow Jones U.S. IndustrialsSM Index	465,315	(465,269)	—	46
$43,353,703					$5,534,618

(1)       The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

(2)       Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

 (3)            The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)              Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: May 31, 2015

UltraPro Financials

Shares		Value
	Common Stocks (a) — 66.6%
	Banks — 20.6%

327	Associated Banc-Corp	$6,203
184	BancorpSouth, Inc.	4,451
22,686	Bank of America Corp.	374,319
94	Bank of Hawaii Corp.	5,900
219	BankUnited, Inc.	7,356
1,551	BB&T Corp.	61,218
46	BOK Financial Corp.	2,975
160	Cathay General Bancorp	4,835
380	CIT Group, Inc.	17,579
6,543	Citigroup, Inc.	353,845
103	City National Corp./CA	9,495
387	Comerica, Inc.	18,944
178	Commerce Bancshares, Inc./MO	7,941
118	Cullen/Frost Bankers, Inc.	8,662
309	East West Bancorp, Inc.	13,256
1,774	Fifth Third Bancorp	35,906
138	First Financial Bankshares, Inc.	4,158
507	First Horizon National Corp.	7,483
762	First Niagara Financial Group, Inc.	6,789
279	First Republic Bank/CA	16,894
356	FirstMerit Corp.	6,992
374	FNB Corp./PA	5,045
399	Fulton Financial Corp.	5,051
162	Glacier Bancorp, Inc.	4,559
176	Hancock Holding Co.	5,127
1,754	Huntington Bancshares, Inc./OH	19,522
72	IBERIABANK Corp.	4,627
125	International Bancshares Corp.	3,263
734	Investors Bancorp, Inc.	8,815
8,040	JPMorgan Chase & Co.	528,871
1,866	KeyCorp	27,206
284	M&T Bank Corp.	34,330
138	MB Financial, Inc.	4,446
208	PacWest Bancorp	9,337
663	People’s United Financial, Inc.	10,316
1,123	PNC Financial Services Group, Inc. (The)	107,460
223	Popular, Inc.*	7,245
151	PrivateBancorp, Inc.	5,758
129	Prosperity Bancshares, Inc.	6,911
2,896	Regions Financial Corp.	29,221
108	Signature Bank/NY*	15,082
1,123	SunTrust Banks, Inc.	47,930
390	Susquehanna Bancshares, Inc.	5,417
109	SVB Financial Group*	14,705
294	Synovus Financial Corp.	8,532
360	TCF Financial Corp.	5,666
98	Texas Capital Bancshares, Inc.*	5,331
145	Trustmark Corp.	3,458
3,841	U.S. Bancorp/MN	165,586
81	UMB Financial Corp.	4,195
468	Umpqua Holdings Corp.	8,232
137	United Bankshares, Inc./WV	5,187
474	Valley National Bancorp	4,636
194	Webster Financial Corp.	7,351
10,111	Wells Fargo & Co.	565,812
101	Wintrust Financial Corp.	5,060
437	Zions Bancorp.	12,621
		2,687,112
	Capital Markets — 7.9%

118	Affiliated Managers Group, Inc.*	26,392
394	Ameriprise Financial, Inc.	49,088
2,402	Bank of New York Mellon Corp. (The)	104,151
274	BlackRock, Inc.	100,224
2,474	Charles Schwab Corp. (The)	78,302
622	E*TRADE Financial Corp.*	18,324
255	Eaton Vance Corp.	10,353
205	Federated Investors, Inc., Class B	7,134
112	Financial Engines, Inc.	4,805
844	Franklin Resources, Inc.	42,968
872	Goldman Sachs Group, Inc. (The)	179,798
928	Invesco Ltd.	36,962
316	Janus Capital Group, Inc.	5,735
216	Legg Mason, Inc.	11,526
164	LPL Financial Holdings, Inc.	6,993
3,325	Morgan Stanley	127,015
477	Northern Trust Corp.	35,560
406	NorthStar Asset Management Group, Inc.	8,883
271	Raymond James Financial, Inc.	15,751
281	SEI Investments Co.	13,443
889	State Street Corp.	69,280
142	Stifel Financial Corp.*	7,563
559	T. Rowe Price Group, Inc.	45,106
586	TD Ameritrade Holding Corp.	21,770
180	Waddell & Reed Financial, Inc., Class A	8,600
		1,035,726
	Consumer Finance — 2.9%

940	Ally Financial, Inc.*	21,310
1,890	American Express Co.	150,671
1,190	Capital One Financial Corp.	99,436
964	Discover Financial Services	56,172
883	Navient Corp.	17,016
108	PRA Group, Inc.*	6,130
218	Santander Consumer USA Holdings, Inc.*	5,341
911	SLM Corp.*	9,347
269	Synchrony Financial*	8,686
		374,109
	Diversified Financial Services — 6.6%

3,933	Berkshire Hathaway, Inc., Class B*	562,420
182	CBOE Holdings, Inc.	10,651
682	CME Group, Inc.	64,244
174	FNFV Group*	2,673
243	Intercontinental Exchange, Inc.	57,538
80	MarketAxess Holdings, Inc.	7,076
590	McGraw Hill Financial, Inc.	61,212
383	Moody’s Corp.	41,402
241	MSCI, Inc.	14,954
253	NASDAQ OMX Group, Inc. (The)	13,093
463	Voya Financial, Inc.	20,978
		856,241
	Insurance — 10.9%

706	ACE Ltd.	75,175
947	Aflac, Inc.	58,922
35	Alleghany Corp.*	16,637
208	Allied World Assurance Co. Holdings AG	8,838
903	Allstate Corp. (The)	60,790
159	American Financial Group, Inc./OH	10,097
2,960	American International Group, Inc.	173,486
604	Aon PLC	61,137
278	Arch Capital Group Ltd.*	17,761
347	Arthur J. Gallagher & Co.	16,812
134	Aspen Insurance Holdings Ltd.	6,212
151	Assurant, Inc.	9,943
349	Assured Guaranty Ltd.	9,978

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
220	Axis Capital Holdings Ltd.	$12,109
254	Brown & Brown, Inc.	8,227
498	Chubb Corp. (The)	48,555
317	Cincinnati Financial Corp.	16,034
442	CNO Financial Group, Inc.	7,956
96	Endurance Specialty Holdings Ltd.	5,835
53	Erie Indemnity Co., Class A	4,311
97	Everest Re Group Ltd.	17,607
231	First American Financial Corp.	8,249
598	FNF Group	22,700
1,069	Genworth Financial, Inc., Class A*	8,488
95	Hanover Insurance Group, Inc. (The)	6,762
908	Hartford Financial Services Group, Inc. (The)	37,328
208	HCC Insurance Holdings, Inc.	11,893
108	Kemper Corp.	3,865
559	Lincoln National Corp.	31,869
645	Loews Corp.	25,877
30	Markel Corp.*	23,183
1,165	Marsh & McLennan Cos., Inc.	67,838
78	Mercury General Corp.	4,343
2,410	MetLife, Inc.	125,947
522	Old Republic International Corp.	8,070
105	PartnerRe Ltd.	13,800
114	Primerica, Inc.	5,042
588	Principal Financial Group, Inc.	30,394
123	ProAssurance Corp.	5,557
1,152	Progressive Corp. (The)	31,496
979	Prudential Financial, Inc.	82,833
148	Reinsurance Group of America, Inc.	13,845
99	RenaissanceRe Holdings Ltd.	10,109
80	RLI Corp.	3,894
91	StanCorp Financial Group, Inc.	6,754
205	Symetra Financial Corp.	5,014
277	Torchmark Corp.	15,808
693	Travelers Cos., Inc. (The)	70,076
543	Unum Group	18,983
180	Validus Holdings Ltd.	7,724
219	W. R. Berkley Corp.	10,731
13	White Mountains Insurance Group Ltd.	8,440
381	Willis Group Holdings PLC	18,082
651	XL Group PLC	24,530
		1,415,946
	IT Services — 3.9%

2,110	MasterCard, Inc., Class A	194,669
4,183	Visa, Inc., Class A	287,288
1,125	Western Union Co. (The)	24,694
		506,651
	Real Estate Investment Trusts — 12.8%

155	Alexandria Real Estate Equities, Inc.	14,373
242	American Campus Communities, Inc.	9,440
760	American Capital Agency Corp.	15,854
305	American Homes 4 Rent, Class A	5,090
1,955	American Realty Capital Properties, Inc.	17,341
911	American Tower Corp.	84,532
2,041	Annaly Capital Management, Inc.	21,308
332	Apartment Investment & Management Co., Class A	12,593
769	ARMOUR Residential REIT, Inc.	2,299
284	AvalonBay Communities, Inc.	47,286
425	BioMed Realty Trust, Inc.	8,666
330	Boston Properties, Inc.	42,910
385	Brandywine Realty Trust	5,421
186	Camden Property Trust	13,946
367	CBL & Associates Properties, Inc.	6,478
439	Chimera Investment Corp.	6,335
236	Colony Capital, Inc., Class A	6,056
269	Columbia Property Trust, Inc.	6,994
259	Communications Sales & Leasing, Inc.*	6,747
199	Corporate Office Properties Trust	5,108
251	Corrections Corp. of America	8,825
443	Cousins Properties, Inc.	4,275
719	Crown Castle International Corp.	58,634
351	CubeSmart	8,350
349	CYS Investments, Inc.	3,124
189	DCT Industrial Trust, Inc.	6,182
644	DDR Corp.	10,896
421	DiamondRock Hospitality Co.	5,545
292	Digital Realty Trust, Inc.	19,284
293	Douglas Emmett, Inc.	8,608
736	Duke Realty Corp.	14,396
142	DuPont Fabros Technology, Inc.	4,578
69	EastGroup Properties, Inc.	3,838
123	EPR Properties	7,093
278	Equity Commonwealth*	7,158
172	Equity LifeStyle Properties, Inc.	9,424
780	Equity Residential	57,970
140	Essex Property Trust, Inc.	31,167
238	Extra Space Storage, Inc.	16,667
147	Federal Realty Investment Trust	19,767
194	Gaming and Leisure Properties, Inc.	7,100
1,351	General Growth Properties, Inc.	38,274
160	GEO Group, Inc. (The)	6,069
208	Hatteras Financial Corp.	3,736
989	HCP, Inc.	38,294
754	Health Care REIT, Inc.	52,976
211	Healthcare Realty Trust, Inc.	5,026
257	Healthcare Trust of America, Inc., Class A	6,371
197	Highwoods Properties, Inc.	8,264
124	Home Properties, Inc.	9,216
323	Hospitality Properties Trust	9,751
1,631	Host Hotels & Resorts, Inc.	32,489
265	Invesco Mortgage Capital, Inc.	4,206
402	Iron Mountain, Inc.	14,661
181	Kilroy Realty Corp.	12,502
886	Kimco Realty Corp.	21,229
180	Kite Realty Group Trust	4,869
173	Lamar Advertising Co., Class A	10,487
240	LaSalle Hotel Properties	8,750
450	Lexington Realty Trust	4,131
320	Liberty Property Trust	11,181
303	Macerich Co. (The)	24,879
180	Mack-Cali Realty Corp.	3,042
436	Medical Properties Trust, Inc.	5,912
795	MFA Financial, Inc.	6,312
162	Mid-America Apartment Communities, Inc.	12,375
284	National Retail Properties, Inc.	10,653
591	NorthStar Realty Finance Corp.	10,721
340	Omega Healthcare Investors, Inc.	12,250
290	Outfront Media, Inc.	8,036
311	Paramount Group, Inc.	5,704
154	Pebblebrook Hotel Trust	6,603
332	Piedmont Office Realty Trust, Inc., Class A	5,707
379	Plum Creek Timber Co., Inc.	15,638
117	Post Properties, Inc.	6,647
87	Potlatch Corp.	3,156
1,104	Prologis, Inc.	43,707

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
312	Public Storage	$60,384
273	Rayonier, Inc.	7,049
480	Realty Income Corp.	21,874
179	Redwood Trust, Inc.	2,884
201	Regency Centers Corp.	12,691
509	Retail Properties of America, Inc., Class A	7,635
284	RLJ Lodging Trust	8,585
110	Ryman Hospitality Properties, Inc.	6,062
497	Senior Housing Properties Trust	9,945
669	Simon Property Group, Inc.	121,357
213	SL Green Realty Corp.	25,275
73	Sovran Self Storage, Inc.	6,658
945	Spirit Realty Capital, Inc.	10,197
509	Starwood Property Trust, Inc.	12,160
576	Strategic Hotels & Resorts, Inc.*	6,958
108	Sun Communities, Inc.	6,816
442	Sunstone Hotel Investors, Inc.	6,745
207	Tanger Factory Outlet Centers, Inc.	6,961
136	Taubman Centers, Inc.	10,068
788	Two Harbors Investment Corp.	8,424
550	UDR, Inc.	17,908
188	Urban Edge Properties	4,061
713	Ventas, Inc.	47,429
376	Vornado Realty Trust	37,559
144	Washington Real Estate Investment Trust	3,607
242	Weingarten Realty Investors	8,163
1,129	Weyerhaeuser Co.	36,760
208	WP Carey, Inc.	13,248
397	WP GLIMCHER, Inc.	5,586
245	Xenia Hotels & Resorts, Inc.	5,527
		1,674,058
	Real Estate Management & Development — 0.6%

98	Alexander & Baldwin, Inc.	4,025
32	Altisource Portfolio Solutions S.A.*	881
602	CBRE Group, Inc., Class A*	23,020
421	Forest City Enterprises, Inc., Class A*	9,708
78	Howard Hughes Corp. (The)*	11,489
97	Jones Lang LaSalle, Inc.	16,803
315	Realogy Holdings Corp.*	14,789
199	St. Joe Co. (The)*	3,170
		83,885
	Thrifts & Mortgage Finance — 0.4%

279	Capitol Federal Financial, Inc.	3,376
1,036	Hudson City Bancorp, Inc.	9,858
729	MGIC Investment Corp.*	7,910
953	New York Community Bancorp, Inc.	16,906
233	Ocwen Financial Corp.*	2,367
411	Radian Group, Inc.	7,365
211	Washington Federal, Inc.	4,663
		52,445
	Total Common Stocks
	(Cost $8,321,881)	8,686,173

Principal Amount
	Repurchase Agreements (a)(b) — 6.8%
$883,238	Repurchase Agreements with various counterparties, rates 0.06% - 0.10%, dated 05/29/15, due 06/01/15, total to be received $883,243	$883,238
	Total Repurchase Agreements (Cost $883,238)	883,238

	Total Investment Securities (Cost $9,205,119) — 73.4%	9,569,411

	Other assets less liabilities — 26.6%	3,460,985
	Net Assets — 100.0%	$13,030,396

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At May 31, 2015, the aggregate value of segregated securities was $1,713,838.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$526,955
Aggregate gross unrealized depreciation	(172,573)
Net unrealized appreciation	$354,382
Federal income tax cost of investments	$9,215,029

See accompanying notes to the financial statements.

Swap Agreements(1)

UltraPro Financials had the following open swap agreements as of May 31, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$103,803	11/06/15	Bank of America, N.A.	0.12%	iShares® U.S. Financials ETF	$15,771
633,111	01/06/16	Bank of America, N.A.	0.68%	Dow Jones U.S. FinancialsSM Index	671,083
736,914					686,854	$(666,790)	$—	$20,064
153,209	11/07/16	Deutsche Bank AG	(0.05)%	iShares® U.S. Financials ETF	(9,831)
2,529,262	03/07/16	Deutsche Bank AG	0.30%	Dow Jones U.S. FinancialsSM Index	9,324
2,682,471					(507)	—	507	—
3,579,196	04/08/16	Goldman Sachs International	0.65%	Dow Jones U.S. FinancialsSM Index	75,275	—	—	75,275
413,439	11/07/16	Morgan Stanley & Co. International PLC	0.43%	iShares® U.S. Financials ETF	11,040
20,975,687	09/07/16	Morgan Stanley & Co. International PLC	0.68%	Dow Jones U.S. FinancialsSM Index	1,311,824
21,389,126					1,322,864	—	(1,322,864)	—
1,014,795	01/06/16	Societe Generale	0.68%	Dow Jones U.S. FinancialsSM Index	707,270	—	(700,000)	7,270
1,001,653	04/08/16	UBS AG	0.43%	Dow Jones U.S. FinancialsSM Index	698,133	(698,133)	—	—
$30,404,155					$3,489,889

(1)              The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)              Reflects the floating financing rate, as of May 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

 (3)            The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)              Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, (1) with respect to the funds designated with the number “(1)”, the accompanying  statements of assets and liabilities, including the summary schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of portfolio investments (included in Item 6 of this Form N-CSR), and (2) with respect to the funds designated with the number “(2)”, the accompanying  statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR), present fairly, in all material respects, the financial position of the following one hundred seventeen funds included in the ProShares Trust:

(collectively, the “Funds”) at May 31, 2015, the results of each of their operations, the changes in each of their net assets and each of their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements, financial highlights, and (with respect to the funds designated with the number (1)) schedules of portfolio investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 29, 2015

2

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)                  Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
July 28, 2015

By:	/s/ Charles S. Todd
Charles S. Todd
Treasurer
July 28, 2015